Schedule of Investments(a)

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-85.41%
Aerospace & Defense-1.20%
Lockheed Martin Corp., 4.95%, 10/15/2025	$7,634,000	$7,630,283
Precision Castparts Corp., 3.25%, 06/15/2025	11,756,000	11,750,378
RTX Corp., 3.95%, 08/16/2025	21,576,000	21,532,670

		40,913,331

Automobile Components-0.30%
Magna International, Inc. (Canada), 4.15%, 10/01/2025	10,344,000	10,318,329

Automobiles-5.94%
American Honda Finance Corp.
1.20%, 07/08/2025(b)	9,290,000	9,258,062
1.00%, 09/10/2025	10,334,000	10,234,009
5.80%, 10/03/2025	13,661,000	13,715,713
Ford Motor Credit Co. LLC
4.69%, 06/09/2025	8,630,000	8,629,173
5.13%, 06/16/2025	24,205,000	24,204,275
4.13%, 08/04/2025	20,140,000	20,098,286
3.38%, 11/13/2025	30,199,000	29,962,802
General Motors Co., 6.13%, 10/01/2025	17,973,000	18,027,903
PACCAR Financial Corp., 3.55%, 08/11/2025(b)	8,627,000	8,613,176
Toyota Motor Credit Corp.
3.95%, 06/30/2025(b)	16,383,000	16,375,774
3.65%, 08/18/2025	11,248,000	11,225,802
5.60%, 09/11/2025(b)	8,483,000	8,509,521
0.80%, 10/16/2025	14,413,000	14,219,232
5.40%, 11/10/2025	8,962,000	9,002,287

		202,076,015

Banks-18.62%
Banco Santander S.A. (Spain), 5.15%, 08/18/2025	9,634,000	9,642,942
Bank of America Corp., 3.88%, 08/01/2025	25,736,000	25,706,708
Bank of America N.A., 5.65%, 08/18/2025	28,769,000	28,811,747
Bank of Montreal (Canada)
3.70%, 06/07/2025(b)	17,983,000	17,978,573
5.92%, 09/25/2025(b)	17,415,000	17,489,970
Bank of Nova Scotia (The) (Canada), 5.45%, 06/12/2025	22,475,000	22,479,856
Canadian Imperial Bank of Commerce (Canada), 3.95%, 08/04/2025(b)	19,421,000	19,394,936
Citibank N.A., 5.86%, 09/29/2025	26,472,000	26,553,229
Citigroup, Inc.
4.40%, 06/10/2025	34,578,000	34,570,112
5.50%, 09/13/2025	20,268,000	20,306,426
Cooperatieve Rabobank U.A. (Netherlands)
5.50%, 07/18/2025	11,754,000	11,769,089
4.38%, 08/04/2025	21,578,000	21,550,821
Fifth Third Bank N.A., 3.95%, 07/28/2025	10,338,000	10,328,122
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025(b)	14,745,000	14,729,729
JPMorgan Chase & Co., 3.90%, 07/15/2025	34,196,000	34,171,132

	Principal Amount	Value
Banks-(continued)
KeyBank N.A.
3.30%, 06/01/2025(b)	$10,263,000	$10,263,000
4.15%, 08/08/2025	17,978,000	17,949,296
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	19,098,000	19,063,890
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	6,990,000	7,007,020
Mitsubishi UFJ Financial Group, Inc. (Japan), 1.41%, 07/17/2025	24,620,000	24,522,202
Morgan Stanley Bank N.A., 5.48%, 07/16/2025(b)	17,200,000	17,208,222
PNC Bank N.A., 3.25%, 06/01/2025	13,647,000	13,647,000
Santander Holdings USA, Inc.
3.45%, 06/02/2025	13,590,000	13,590,000
4.50%, 07/17/2025	15,187,000	15,178,677
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	6,190,000	6,181,790
Sumitomo Mitsui Financial Group, Inc. (Japan), 1.47%, 07/08/2025	32,566,000	32,467,635
Toronto-Dominion Bank (The) (Canada), 3.77%, 06/06/2025(b)	22,822,000	22,819,779
Truist Bank, 3.63%, 09/16/2025	15,484,000	15,433,654
Truist Financial Corp.
3.70%, 06/05/2025(b)	12,390,000	12,388,654
1.20%, 08/05/2025	9,289,000	9,233,670
UBS AG (Switzerland), 5.80%, 09/11/2025(b)	13,786,000	13,832,192
Wells Fargo & Co., 3.55%, 09/29/2025	35,540,000	35,422,791
Wells Fargo Bank N.A., 5.55%, 08/01/2025	31,811,000	31,841,727

		633,534,591

Beverages-1.36%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025	10,788,000	10,678,294
5.20%, 10/24/2025	7,187,000	7,204,288
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025(b)	6,889,000	6,850,235
PepsiCo, Inc.
3.50%, 07/17/2025	10,065,000	10,055,204
5.25%, 11/10/2025(b)	11,527,000	11,569,363

		46,357,384

Biotechnology-1.01%
Baxalta, Inc., 4.00%, 06/23/2025	9,187,000	9,182,118
Biogen, Inc., 4.05%, 09/15/2025	25,164,000	25,150,084

		34,332,202

Broadline Retail-1.40%
Amazon.com, Inc.
0.80%, 06/03/2025	17,637,000	17,635,132
4.60%, 12/01/2025(b)	17,975,000	17,991,839
5.20%, 12/03/2025(b)	12,016,000	12,039,998

		47,666,969

Building Products-0.20%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025(b)	6,971,000	6,968,123

Capital Markets-5.66%
Ares Capital Corp., 3.25%, 07/15/2025	17,829,000	17,790,088
Blue Owl Capital Corp., 3.75%, 07/22/2025	7,160,000	7,142,988

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	$28,677,000	$28,632,724
Morgan Stanley
4.00%, 07/23/2025	41,500,000	41,452,316
5.00%, 11/24/2025	28,848,000	28,883,466
Nasdaq, Inc., 5.65%, 06/28/2025	4,548,000	4,548,626
Nomura Holdings, Inc. (Japan)
5.10%, 07/03/2025	11,372,000	11,374,892
1.85%, 07/16/2025	21,385,000	21,308,081
Northern Trust Corp., 3.95%, 10/30/2025	10,783,000	10,756,018
State Street Corp., 3.55%, 08/18/2025	20,704,000	20,658,793

		192,547,992

Chemicals-0.86%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025(b)	7,925,000	7,842,604
EIDP, Inc., 1.70%, 07/15/2025	7,196,000	7,170,314
LYB International Finance III LLC, 1.25%, 10/01/2025	7,082,000	6,996,439
Nutrien Ltd. (Canada), 5.95%, 11/07/2025	7,196,000	7,228,715

		29,238,072

Commercial Services & Supplies-0.20%
Waste Management, Inc., 0.75%, 11/15/2025(b)	6,912,000	6,796,326

Communications Equipment-0.20%
Cisco Systems, Inc., 3.50%, 06/15/2025(b)	6,949,000	6,945,508

Consumer Finance-4.04%
Ally Financial, Inc., 5.75%, 11/20/2025	12,816,000	12,838,946
American Express Co., 3.95%, 08/01/2025	28,705,000	28,691,390
Capital One Financial Corp., 4.20%, 10/29/2025	22,569,000	22,503,820
General Motors Financial Co., Inc.
2.75%, 06/20/2025	17,292,000	17,275,343
4.30%, 07/13/2025	11,508,000	11,498,142
6.05%, 10/10/2025	19,981,000	20,055,939
Synchrony Financial
4.88%, 06/13/2025	10,371,000	10,372,595
4.50%, 07/23/2025	14,336,000	14,326,205

		137,562,380

Consumer Staples Distribution & Retail-1.38%
Sysco Corp., 3.75%, 10/01/2025	10,686,000	10,652,436
Walmart, Inc.
3.55%, 06/26/2025	10,734,000	10,727,512
3.90%, 09/09/2025	25,466,000	25,441,029

		46,820,977

Diversified Telecommunication Services-0.29%
Verizon Communications, Inc., 0.85%, 11/20/2025(b)	9,870,000	9,702,998

Electric Utilities-3.47%
Constellation Energy Generation LLC, 3.25%, 06/01/2025	12,110,000	12,110,000
Duke Energy Corp.
0.90%, 09/15/2025	9,387,000	9,286,003
5.00%, 12/08/2025	6,890,000	6,902,316

	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Progress LLC, 3.25%, 08/15/2025(b)	$6,196,000	$6,179,716
Entergy Corp., 0.90%, 09/15/2025	11,424,000	11,300,396
Exelon Corp., 3.95%, 06/15/2025	11,540,000	11,535,429
Florida Power & Light Co., 3.13%, 12/01/2025	8,294,000	8,239,510
National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/2025(b)	7,190,000	7,215,772
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/2025	11,810,000	11,810,235
Pacific Gas and Electric Co., 3.45%, 07/01/2025(b)	12,283,769	12,262,282
Southern Co. (The), 5.15%, 10/06/2025	7,194,000	7,204,079
Southern Power Co., 4.15%, 12/01/2025	6,888,000	6,873,906
Xcel Energy, Inc., 3.30%, 06/01/2025	6,998,000	6,998,000

		117,917,644

Electrical Equipment-0.17%
Emerson Electric Co., 3.15%, 06/01/2025	5,916,000	5,916,000

Entertainment-0.32%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	10,786,000	10,748,956

Financial Services-3.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.50%, 07/15/2025(b)	17,977,000	17,984,903
4.45%, 10/01/2025	8,633,000	8,622,654
Blackstone Private Credit Fund, 7.05%, 09/29/2025(b)	11,416,000	11,489,345
Fiserv, Inc., 3.85%, 06/01/2025	9,995,000	9,995,000
PayPal Holdings, Inc., 1.65%, 06/01/2025	11,272,000	11,272,000
Visa, Inc., 3.15%, 12/14/2025	60,033,000	59,646,895

		119,010,797

Food Products-0.57%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025(b)	8,643,000	8,584,454
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	10,783,000	10,764,252

		19,348,706

Ground Transportation-0.61%
CSX Corp., 3.35%, 11/01/2025	7,535,000	7,500,620
Union Pacific Corp.
3.75%, 07/15/2025	6,115,000	6,109,159
3.25%, 08/15/2025	7,191,000	7,172,997

		20,782,776

Health Care Equipment & Supplies-1.38%
Boston Scientific Corp., 1.90%, 06/01/2025	6,250,000	6,250,000
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025(b)	21,492,000	21,548,854
Stryker Corp.
1.15%, 06/15/2025	9,034,000	9,021,777
3.38%, 11/01/2025	10,341,000	10,288,706

		47,109,337

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-3.11%
Cardinal Health, Inc., 3.75%, 09/15/2025(b)	$5,366,000	$5,355,102
Cigna Group (The), 4.13%, 11/15/2025	17,501,000	17,458,397
CVS Health Corp., 3.88%, 07/20/2025	39,190,522	39,139,721
McKesson Corp., 0.90%, 12/03/2025	7,191,000	7,065,035
UnitedHealth Group, Inc.
3.75%, 07/15/2025	25,339,000	25,313,936
5.15%, 10/15/2025	11,445,000	11,470,829

		105,803,020

Health Care REITs-0.62%
Healthpeak OP LLC, 4.00%, 06/01/2025(b)	6,253,000	6,253,000
Welltower OP LLC, 4.00%, 06/01/2025	14,996,000	14,996,000

		21,249,000

Hotels, Restaurants & Leisure-1.14%
Las Vegas Sands Corp., 2.90%, 06/25/2025	7,190,000	7,181,006
McDonald’s Corp.
3.30%, 07/01/2025	9,294,000	9,282,180
1.45%, 09/01/2025	6,883,000	6,829,489
Starbucks Corp., 3.80%, 08/15/2025	15,485,000	15,462,211

		38,754,886

Household Durables-0.21%
DR Horton, Inc., 2.60%, 10/15/2025	7,195,000	7,140,069

Household Products-0.63%
Colgate-Palmolive Co., 3.10%, 08/15/2025	7,203,000	7,184,217
Procter & Gamble Co. (The), 0.55%, 10/29/2025	14,383,000	14,159,015

		21,343,232

Industrial Conglomerates-0.70%
3M Co., 3.00%, 08/07/2025	8,772,000	8,743,330
Honeywell International, Inc., 1.35%, 06/01/2025	14,997,000	14,997,000

		23,740,330

Insurance-0.78%
Allstate Corp. (The), 0.75%, 12/15/2025	8,628,000	8,457,181
Aon Global Ltd., 3.88%, 12/15/2025	10,851,000	10,815,850
MetLife, Inc., 3.60%, 11/13/2025	7,191,000	7,159,097

		26,432,128

Interactive Media & Services-0.41%
Alphabet, Inc., 0.45%, 08/15/2025	14,130,000	14,016,391

IT Services-0.89%
International Business Machines Corp.
4.00%, 07/27/2025	14,380,000	14,368,504
7.00%, 10/30/2025	8,273,000	8,360,625
VeriSign, Inc., 4.75%, 07/15/2027(b)	7,572,000	7,571,163

		30,300,292

Life Sciences Tools & Services-0.41%
Danaher Corp., 3.35%, 09/15/2025(b)	6,892,000	6,870,782
Illumina, Inc., 5.80%, 12/12/2025	6,890,000	6,914,080

		13,784,862

	Principal Amount	Value
Machinery-2.31%
Caterpillar Financial Services Corp.
5.15%, 08/11/2025	$11,507,000	$11,519,514
3.65%, 08/12/2025	9,907,000	9,892,011
0.80%, 11/13/2025	14,381,000	14,145,958
Cummins, Inc., 0.75%, 09/01/2025	6,196,000	6,137,265
John Deere Capital Corp.
3.40%, 06/06/2025	13,827,000	13,824,984
4.95%, 06/06/2025	5,885,000	5,885,275
4.05%, 09/08/2025	11,226,000	11,212,505
Wabtec Corp., 3.20%, 06/15/2025	5,927,000	5,920,277

		78,537,789

Media-1.19%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	24,872,000	24,868,940
Comcast Corp., 3.38%, 08/15/2025	15,718,000	15,715,829

		40,584,769

Metals & Mining-0.21%
Nucor Corp., 2.00%, 06/01/2025	7,005,000	7,005,000

Multi-Utilities-1.55%
Dominion Energy, Inc., 3.90%, 10/01/2025	10,786,000	10,762,978
DTE Energy Co., Series F, 1.05%, 06/01/2025	9,001,000	9,001,000
NiSource, Inc., 0.95%, 08/15/2025	17,980,000	17,841,427
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	7,914,000	7,850,454
WEC Energy Group, Inc., 5.00%, 09/27/2025	7,195,000	7,197,348

		52,653,207

Oil, Gas & Consumable Fuels-3.30%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025(b)	8,625,000	8,596,817
Chevron Corp., 3.33%, 11/17/2025	10,786,000	10,731,670
Chevron USA, Inc., 0.69%, 08/12/2025(b)	9,834,000	9,761,696
DCP Midstream Operating L.P., 5.38%, 07/15/2025	7,538,000	7,540,038
Devon Energy Corp., 5.85%, 12/15/2025	6,685,000	6,705,923
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	7,194,000	7,206,067
Kinder Morgan, Inc., 4.30%, 06/01/2025	19,822,000	19,822,000
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	14,383,000	14,372,555
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025(b)	6,916,000	6,850,054
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	10,001,000	10,020,002
Williams Cos., Inc. (The), 4.00%, 09/15/2025	10,635,000	10,612,355

		112,219,177

Personal Care Products-0.21%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025	7,194,000	7,177,979

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-3.55%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025(b)	$28,765,000	$28,637,942
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	14,765,000	14,530,377
Eli Lilly and Co., 2.75%, 06/01/2025	6,676,000	6,676,000
Johnson & Johnson, 0.55%, 09/01/2025	13,882,000	13,750,763
Novartis Capital Corp., 3.00%, 11/20/2025	24,801,000	24,662,671
Royalty Pharma PLC, 1.20%, 09/02/2025	13,882,000	13,752,647
Zoetis, Inc.
4.50%, 11/13/2025(b)	10,490,000	10,484,296
5.40%, 11/14/2025	8,328,000	8,350,418

		120,845,114

Professional Services-0.42%
Automatic Data Processing, Inc., 3.38%, 09/15/2025(b)	14,382,000	14,374,843

Residential REITs-0.18%
AvalonBay Communities, Inc., 3.45%, 06/01/2025	5,997,000	5,997,000

Retail REITs-0.66%
Realty Income Corp., 4.63%, 11/01/2025	8,196,000	8,196,542
Simon Property Group L.P., 3.50%, 09/01/2025	14,286,000	14,251,057

		22,447,599

Semiconductors & Semiconductor Equipment-1.73%
Applied Materials, Inc., 3.90%, 10/01/2025	10,072,000	10,056,306
Intel Corp., 3.70%, 07/29/2025	31,018,000	30,964,869
Microchip Technology, Inc., 4.25%, 09/01/2025	17,768,000	17,742,014

		58,763,189

Software-2.16%
Intuit, Inc., 0.95%, 07/15/2025	6,119,000	6,093,209
Microsoft Corp., 3.13%, 11/03/2025	43,143,000	42,925,146
Oracle Corp., 5.80%, 11/10/2025	14,374,000	14,450,905
Roper Technologies, Inc., 1.00%, 09/15/2025	10,063,000	9,958,463

		73,427,723

Specialized REITs-0.94%
American Tower Corp.
4.00%, 06/01/2025	8,906,000	8,906,000
1.30%, 09/15/2025	7,194,000	7,118,457
Crown Castle, Inc., 1.35%, 07/15/2025	6,171,000	6,144,093
Equinix, Inc., 1.00%, 09/15/2025	10,021,000	9,916,343

		32,084,893

Specialty Retail-1.50%
Home Depot, Inc. (The)
3.35%, 09/15/2025	14,081,000	14,037,282
4.00%, 09/15/2025	11,791,000	11,775,976

	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc.
4.40%, 09/08/2025	$14,382,000	$14,376,311
3.38%, 09/15/2025(b)	10,739,000	10,702,868

		50,892,437

Technology Hardware, Storage & Peripherals-1.89%
Apple, Inc., 0.55%, 08/20/2025(b)	17,826,000	17,662,735
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	35,864,000	35,872,094
NetApp, Inc., 1.88%, 06/22/2025	10,689,000	10,670,886

		64,205,715

Tobacco-1.38%
Philip Morris International, Inc.
3.38%, 08/11/2025	9,290,000	9,262,551
5.00%, 11/17/2025(b)	9,290,000	9,307,059
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	28,253,000	28,251,046

		46,820,656

Trading Companies & Distributors-0.36%
Air Lease Corp., 3.38%, 07/01/2025(b)	12,225,000	12,209,594

Wireless Telecommunication Services-0.29%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	10,066,000	10,002,690

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,906,530,652)		2,905,428,997

	Shares
Money Market Funds-13.97%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $475,236,520)	475,236,520	475,236,520

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.38% (Cost $3,381,767,172)		3,380,665,517

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.04%
Invesco Private Government Fund, 4.29%(c)(d)(e)	19,263,464	19,263,464
Invesco Private Prime Fund, 4.45%(c)(d)(e)	50,086,615	50,096,632

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,360,096)		69,360,096

TOTAL INVESTMENTS IN SECURITIES-101.42% (Cost $3,451,127,268)		3,450,025,613
OTHER ASSETS LESS LIABILITIES-(1.42)%		(48,360,927)

NET ASSETS-100.00%		$3,401,664,686

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$18,237,269	$1,732,187,115	$(1,275,187,864)	$-	$-	$475,236,520	$4,934,263

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	59,205,679	172,693,413	(212,635,628)	-	-	19,263,464	1,643,292	*

Invesco Private Prime Fund	169,188,488	377,493,016	(496,557,832)	(11,689)	(15,351)	50,096,632	4,378,838	*

Total	$246,631,436	$2,282,373,544	$(1,984,381,324)	$(11,689)	$(15,351)	$544,596,616	$10,956,393

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.76%
Aerospace & Defense-2.29%
Boeing Co. (The)
2.75%, 02/01/2026	$12,121,000	$11,959,189
2.20%, 02/04/2026	47,365,000	46,535,044
General Dynamics Corp.
1.15%, 06/01/2026	4,310,000	4,177,940
2.13%, 08/15/2026	4,284,000	4,184,692
Lockheed Martin Corp., 3.55%, 01/15/2026	8,568,000	8,525,406
RTX Corp.
5.00%, 02/27/2026	4,283,000	4,298,398
2.65%, 11/01/2026(b)	6,159,000	6,014,457
5.75%, 11/08/2026	10,828,000	11,017,308

		96,712,434

Air Freight & Logistics-0.25%
FedEx Corp., 3.25%, 04/01/2026	6,451,000	6,383,050
United Parcel Service, Inc., 2.40%, 11/15/2026	4,299,000	4,187,901

		10,570,951

Automobiles-4.33%
American Honda Finance Corp.
4.95%, 01/09/2026	7,321,000	7,334,595
4.75%, 01/12/2026(b)	4,285,000	4,290,596
5.25%, 07/07/2026	8,256,000	8,320,732
1.30%, 09/09/2026	6,422,000	6,163,653
2.30%, 09/09/2026	4,286,000	4,166,318
4.40%, 10/05/2026	5,995,000	5,982,211
Ford Motor Co., 4.35%, 12/08/2026(b)	12,896,000	12,717,874
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	10,312,000	10,230,943
6.95%, 03/06/2026	11,193,000	11,265,195
6.95%, 06/10/2026	7,734,000	7,823,971
2.70%, 08/10/2026	12,889,000	12,472,427
5.13%, 11/05/2026	10,310,000	10,221,494
PACCAR Financial Corp.
4.45%, 03/30/2026(b)	4,298,000	4,300,727
5.20%, 11/09/2026(b)	4,299,000	4,358,377
Toyota Motor Corp. (Japan)
1.34%, 03/25/2026	8,597,000	8,380,980
5.28%, 07/13/2026	4,295,000	4,335,636
Toyota Motor Credit Corp.
4.80%, 01/05/2026(b)	7,709,000	7,723,236
0.80%, 01/09/2026(b)	6,017,000	5,892,086
5.20%, 05/15/2026(b)	6,447,000	6,500,720
4.45%, 05/18/2026	12,038,000	12,045,331
1.13%, 06/18/2026(b)	8,594,000	8,312,514
4.55%, 08/07/2026	6,450,000	6,465,396
5.00%, 08/14/2026	5,588,000	5,629,109
5.40%, 11/20/2026(b)	7,734,000	7,855,519

		182,789,640

Banks-22.12%
Bank of America Corp.
4.45%, 03/03/2026	17,218,000	17,193,363
3.50%, 04/19/2026	21,484,000	21,287,269
4.25%, 10/22/2026	17,195,000	17,126,370
Bank of America N.A., 5.53%, 08/18/2026	17,254,000	17,479,416

	Principal Amount	Value
Banks-(continued)
Bank of Montreal (Canada)
5.30%, 06/05/2026(b)	$11,625,000	$11,720,876
5.27%, 12/11/2026	9,883,000	10,000,786
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026(b)	10,742,000	10,756,718
1.05%, 03/02/2026(b)	8,170,000	7,964,661
1.35%, 06/24/2026(b)	6,445,000	6,244,686
1.30%, 09/15/2026	7,733,000	7,441,079
5.35%, 12/07/2026	9,886,000	10,012,007
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	17,639,000	17,687,586
BPCE S.A. (France), 3.38%, 12/02/2026.	5,145,000	5,064,463
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	7,303,000	7,439,167
Citibank N.A.
5.44%, 04/30/2026	17,148,000	17,288,438
4.93%, 08/06/2026	12,937,000	13,013,491
5.49%, 12/04/2026	17,172,000	17,423,113
Citigroup, Inc.
3.70%, 01/12/2026	17,166,000	17,078,238
4.60%, 03/09/2026	12,911,000	12,900,656
3.40%, 05/01/2026(b)	17,169,000	16,997,741
3.20%, 10/21/2026	25,850,000	25,392,125
4.30%, 11/20/2026	8,581,000	8,539,856
Cooperatieve Rabobank U.A. (Netherlands)
4.85%, 01/09/2026(b)	8,605,000	8,619,162
3.75%, 07/21/2026(b)	12,906,000	12,775,973
4.33%, 08/28/2026	4,311,000	4,309,609
5.50%, 10/05/2026	6,001,000	6,092,304
Discover Bank, 3.45%, 07/27/2026	8,597,000	8,477,405
Fifth Third Bank N.A., 3.85%, 03/15/2026	6,455,000	6,403,661
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026(b)	15,110,000	15,073,821
4.38%, 11/23/2026	7,662,000	7,629,977
JPMorgan Chase & Co.
3.30%, 04/01/2026	21,487,000	21,297,457
3.20%, 06/15/2026	15,044,000	14,871,064
2.95%, 10/01/2026	25,790,000	25,335,097
7.63%, 10/15/2026	4,362,000	4,548,526
4.13%, 12/15/2026	17,269,000	17,196,970
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	23,714,000	23,988,596
KeyBank N.A.
4.70%, 01/26/2026	4,302,000	4,299,083
3.40%, 05/20/2026	5,160,000	5,092,311
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	12,915,000	12,880,933
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026(b)	11,195,000	11,187,485
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	20,415,000	20,313,979
2.76%, 09/13/2026	8,592,000	8,409,214
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	8,623,000	8,452,174
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	12,917,000	12,949,225
5.88%, 10/30/2026	14,138,000	14,423,404

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Banks-(continued)
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	$12,891,000	$12,922,093
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	6,018,000	5,793,325
Royal Bank of Canada (Canada)
4.88%, 01/12/2026	8,598,000	8,613,485
1.15%, 07/14/2026(b)	6,454,000	6,235,576
5.20%, 07/20/2026	8,599,000	8,679,620
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	8,625,000	8,437,163
5.46%, 01/13/2026	15,473,000	15,546,766
3.78%, 03/09/2026(b)	12,909,000	12,836,554
5.88%, 07/13/2026(b)	7,328,000	7,438,781
2.63%, 07/14/2026	19,365,000	18,980,291
1.40%, 09/17/2026	17,189,000	16,522,216
3.01%, 10/19/2026(b)	12,895,000	12,649,204
Toronto-Dominion Bank (The) (Canada)
5.10%, 01/09/2026(b)	6,428,000	6,445,545
5.53%, 07/17/2026(b)	15,553,000	15,729,964
5.26%, 12/11/2026(b)	4,300,000	4,349,826
4.57%, 12/17/2026	11,995,000	12,014,249
Truist Bank
3.30%, 05/15/2026	6,474,000	6,392,239
3.80%, 10/30/2026	7,286,000	7,194,860
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	11,622,000	11,390,745
Series W, 3.10%, 04/27/2026	8,604,000	8,492,824
UBS AG (Switzerland)
1.25%, 06/01/2026	8,376,000	8,117,432
1.25%, 08/07/2026	14,016,000	13,504,640
Wells Fargo & Co.
3.00%, 04/22/2026	30,051,000	29,648,341
4.10%, 06/03/2026	20,917,000	20,815,694
3.00%, 10/23/2026	30,149,000	29,546,603
Wells Fargo Bank N.A.
4.81%, 01/15/2026	15,505,000	15,533,265
5.45%, 08/07/2026(b)	18,939,000	19,154,020
5.25%, 12/11/2026(b)	19,276,000	19,528,636

		933,193,492

Beverages-1.39%
Constellation Brands, Inc.
5.00%, 02/02/2026	4,293,000	4,290,360
3.70%, 12/06/2026(b)	5,147,000	5,088,826
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	6,857,000	6,935,781
Molson Coors Beverage Co., 3.00%, 07/15/2026	17,266,000	16,980,076
PepsiCo, Inc.
4.55%, 02/13/2026(b)	4,284,000	4,288,669
2.85%, 02/24/2026(b)	6,425,000	6,361,296
2.38%, 10/06/2026	8,600,000	8,403,965
5.13%, 11/10/2026	6,020,000	6,100,221

		58,449,194

Biotechnology-2.61%
AbbVie, Inc.
3.20%, 05/14/2026	17,168,053	16,987,148
2.95%, 11/21/2026	34,362,000	33,699,442

	Principal Amount	Value
Biotechnology-(continued)
Amgen, Inc.
5.51%, 03/02/2026(b)	$12,921,000	$12,924,253
2.60%, 08/19/2026(b)	10,745,000	10,525,747
Gilead Sciences, Inc., 3.65%, 03/01/2026	23,638,000	23,486,108
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	12,888,000	12,697,634

		110,320,332

Broadline Retail-0.69%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	23,638,000	22,933,187
eBay, Inc., 1.40%, 05/10/2026	6,443,000	6,257,322

		29,190,509

Building Products-0.10%
Johnson Controls International PLC, 3.90%, 02/14/2026	4,180,000	4,152,475

Capital Markets-6.88%
Ameriprise Financial, Inc., 2.88%, 09/15/2026(b)	4,293,000	4,216,449
Ares Capital Corp.
3.88%, 01/15/2026(b)	9,884,000	9,819,766
2.15%, 07/15/2026	8,595,000	8,333,022
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026(b)	6,000,000	5,858,197
2.80%, 05/04/2026	6,475,000	6,385,399
2.45%, 08/17/2026	6,430,000	6,290,578
1.05%, 10/15/2026	4,313,000	4,129,250
Blackstone Secured Lending Fund
3.63%, 01/15/2026	6,832,000	6,765,380
2.75%, 09/16/2026(b)	6,010,000	5,827,258
Blue Owl Capital Corp.
4.25%, 01/15/2026	4,300,000	4,275,450
3.40%, 07/15/2026	8,593,000	8,407,991
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	4,310,000	4,294,015
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	10,748,000	10,454,192
1.15%, 05/13/2026(b)	8,591,000	8,333,810
5.88%, 08/24/2026	8,612,000	8,752,174
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	6,884,000	6,736,282
FS KKR Capital Corp., 3.40%, 01/15/2026	8,563,000	8,462,858
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	4,313,000	4,259,074
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	15,043,000	14,968,053
3.50%, 11/16/2026	23,636,000	23,295,859
Morgan Stanley
3.88%, 01/27/2026	25,756,000	25,651,646
3.13%, 07/27/2026	25,859,000	25,470,696
6.25%, 08/09/2026(b)	6,241,000	6,372,051
4.35%, 09/08/2026	19,365,000	19,291,305
Nasdaq, Inc., 3.85%, 06/30/2026	4,281,000	4,258,127
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026(b)	5,170,000	5,197,597
1.65%, 07/14/2026(b)	10,743,000	10,384,266

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
2.65%, 05/19/2026(b)	$6,424,000	$6,322,833
5.27%, 08/03/2026(b)	10,328,000	10,432,789
UBS Group AG (Switzerland), 4.55%, 04/17/2026	17,064,000	17,061,465

		290,307,832

Chemicals-0.91%
Ecolab, Inc., 2.70%, 11/01/2026(b)	6,442,000	6,302,905
EIDP, Inc., 4.50%, 05/15/2026	5,158,000	5,162,376
FMC Corp.
5.15%, 05/18/2026	4,284,000	4,308,696
3.20%, 10/01/2026	4,299,000	4,202,705
Linde, Inc., 3.20%, 01/30/2026	6,210,000	6,160,386
PPG Industries, Inc., 1.20%, 03/15/2026	5,999,000	5,841,930
Westlake Corp., 3.60%, 08/15/2026(b)	6,442,000	6,352,689

		38,331,687

Commercial Services & Supplies-0.44%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	8,609,000	8,344,189
Republic Services, Inc., 2.90%, 07/01/2026	4,286,000	4,224,956
Veralto Corp., 5.50%, 09/18/2026	6,026,000	6,094,006

		18,663,151

Communications Equipment-0.66%
Cisco Systems, Inc.
4.90%, 02/26/2026(b)	8,600,000	8,628,789
2.95%, 02/28/2026	6,421,000	6,351,941
2.50%, 09/20/2026	12,896,300	12,638,992

		27,619,722

Consumer Finance-2.16%
American Express Co.
4.90%, 02/13/2026	10,326,000	10,346,730
1.65%, 11/04/2026	9,472,000	9,119,516
Capital One Financial Corp., 3.75%, 07/28/2026	12,917,000	12,773,080
General Motors Financial Co., Inc.
1.25%, 01/08/2026	12,974,000	12,687,255
5.25%, 03/01/2026	10,833,650	10,847,077
5.40%, 04/06/2026	14,164,000	14,208,438
1.50%, 06/10/2026	10,828,000	10,464,896
4.00%, 10/06/2026(b)	6,441,000	6,367,783
Synchrony Financial, 3.70%, 08/04/2026	4,298,000	4,235,716

		91,050,491

Consumer Staples Distribution & Retail-1.05%
Kroger Co. (The)
3.50%, 02/01/2026	4,299,000	4,267,474
2.65%, 10/15/2026(b)	6,444,000	6,294,896
Sysco Corp., 3.30%, 07/15/2026	8,594,000	8,481,300
Target Corp., 2.50%, 04/15/2026	8,689,000	8,555,611
Walmart, Inc.
4.00%, 04/15/2026(b)	6,537,000	6,530,302
1.05%, 09/17/2026	10,706,000	10,308,676

		44,438,259

	Principal Amount	Value
Containers & Packaging-0.41%
Berry Global, Inc., 1.57%, 01/15/2026	$13,111,000	$12,823,243
Sonoco Products Co., 4.45%, 09/01/2026	4,284,000	4,263,888

		17,087,131

Diversified Telecommunication Services-0.76%
AT&T, Inc., 1.70%, 03/25/2026	25,799,000	25,199,467
Verizon Communications, Inc., 1.45%, 03/20/2026(b)	7,209,000	7,041,779

		32,241,246

Electric Utilities-3.41%
Commonwealth Edison Co., 2.55%, 06/15/2026	4,302,000	4,222,877
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	5,160,000	5,066,210
Duke Energy Corp., 2.65%, 09/01/2026(b)	12,895,000	12,620,013
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	6,423,000	6,339,351
Entergy Arkansas LLC, 3.50%, 04/01/2026(b)	5,139,000	5,103,966
Entergy Corp., 2.95%, 09/01/2026	6,451,000	6,327,816
Exelon Corp., 3.40%, 04/15/2026	6,442,000	6,375,699
Florida Power & Light Co., 4.45%, 05/15/2026	4,298,000	4,299,316
Fortis, Inc. (Canada), 3.06%, 10/04/2026	9,454,000	9,265,648
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	5,153,000	5,148,861
1.00%, 06/15/2026	5,153,000	4,974,424
NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/2026	8,591,000	8,614,075
Pacific Gas and Electric Co., 3.15%, 01/01/2026(b)	16,777,575	16,596,491
PPL Capital Funding, Inc., 3.10%, 05/15/2026	5,590,000	5,511,285
San Diego Gas & Electric Co., 2.50%, 05/15/2026	4,302,000	4,222,691
Southern California Edison Co.
5.35%, 03/01/2026	5,174,000	5,199,715
4.40%, 09/06/2026	4,282,000	4,265,452
Southern Co. (The), 3.25%, 07/01/2026	15,046,000	14,869,464
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	4,295,000	4,192,735
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	6,449,000	6,394,124
Xcel Energy, Inc., 3.35%, 12/01/2026	4,301,000	4,223,930

		143,834,143

Electrical Equipment-0.37%
Emerson Electric Co., 0.88%, 10/15/2026	6,445,000	6,152,901
Regal Rexnord Corp., 6.05%, 02/15/2026	9,412,000	9,462,798

		15,615,699

Electronic Equipment, Instruments & Components-0.55%
Avnet, Inc., 4.63%, 04/15/2026(b)	4,729,000	4,723,114
Jabil, Inc., 1.70%, 04/15/2026	4,285,000	4,170,031
TD SYNNEX Corp., 1.75%, 08/09/2026	6,004,000	5,779,671

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/13/2026(b)	$4,295,000	$4,294,712
Vontier Corp., 1.80%, 04/01/2026	4,293,000	4,188,952

		23,156,480

Energy Equipment & Services-0.12%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	5,162,000	4,978,178

Entertainment-1.02%
Netflix, Inc., 4.38%, 11/15/2026	8,593,000	8,611,134
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	4,726,000	4,737,027
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	8,599,000	8,512,118
1.85%, 07/30/2026	8,591,000	8,362,717
Walt Disney Co. (The), 1.75%, 01/13/2026	12,888,000	12,690,955

		42,913,951

Financial Services-3.62%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	8,599,000	8,426,280
2.45%, 10/29/2026	32,229,000	31,246,776
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	21,488,000	21,294,916
Blackstone Private Credit Fund, 2.63%, 12/15/2026(b)	10,655,000	10,269,574
Block, Inc., 2.75%, 06/01/2026	3,000,000	2,927,264
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	10,744,000	10,469,702
Fiserv, Inc., 3.20%, 07/01/2026	17,192,000	16,946,511
Global Payments, Inc.
1.20%, 03/01/2026	9,453,000	9,201,774
4.80%, 04/01/2026	6,448,569	6,447,052
Mastercard, Inc., 2.95%, 11/21/2026(b)	6,428,000	6,322,152
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	10,740,000	10,514,161
State Street Bank and Trust Co., 4.59%, 11/25/2026(b)	9,900,000	9,947,663
Voya Financial, Inc., 3.65%, 06/15/2026	3,828,000	3,793,664
Western Union Co. (The), 1.35%, 03/15/2026(b)	5,160,000	5,018,002

		152,825,491

Food Products-1.27%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	8,595,000	8,411,938
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	5,995,000	5,904,665
Conagra Brands, Inc., 5.30%, 10/01/2026	4,293,000	4,326,791
Hershey Co. (The), 2.30%, 08/15/2026	4,296,000	4,201,740
Ingredion, Inc., 3.20%, 10/01/2026	4,311,000	4,231,720
Kellanova, 3.25%, 04/01/2026	6,451,000	6,388,654
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	16,119,000	15,874,011
McCormick & Co., Inc., 0.90%, 02/15/2026	4,295,000	4,183,956

		53,523,475

	Principal Amount	Value
Gas Utilities-0.10%
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	$4,280,000	$4,198,071

Ground Transportation-0.79%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	4,300,000	4,245,483
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026(b)	8,568,000	8,239,542
CSX Corp., 2.60%, 11/01/2026	6,015,000	5,867,510
Norfolk Southern Corp., 2.90%, 06/15/2026	5,160,000	5,081,141
Union Pacific Corp.
4.75%, 02/21/2026(b)	4,297,000	4,307,824
2.75%, 03/01/2026	5,584,000	5,517,617

		33,259,117

Health Care Equipment & Supplies-0.70%
Abbott Laboratories, 3.75%, 11/30/2026	14,609,000	14,548,872
Baxter International, Inc., 2.60%, 08/15/2026	6,429,000	6,282,355
Stryker Corp., 3.50%, 03/15/2026	8,595,000	8,525,708

		29,356,935

Health Care Providers & Services-3.21%
Cardinal Health, Inc., 4.70%, 11/15/2026	4,280,000	4,289,574
Cigna Group (The)
4.50%, 02/25/2026	8,990,000	8,988,884
1.25%, 03/15/2026	4,726,000	4,604,325
CVS Health Corp.
5.00%, 02/20/2026	12,890,000	12,909,420
2.88%, 06/01/2026	15,040,000	14,773,205
Elevance Health, Inc.
4.90%, 02/08/2026	4,299,000	4,299,012
1.50%, 03/15/2026(b)	6,450,000	6,297,943
HCA, Inc.
5.88%, 02/15/2026	12,888,500	12,915,908
5.25%, 06/15/2026	12,891,000	12,906,125
5.38%, 09/01/2026	8,591,000	8,630,004
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	4,293,000	4,171,365
McKesson Corp., 1.30%, 08/15/2026	4,295,000	4,146,771
Quest Diagnostics, Inc., 3.45%, 06/01/2026	4,282,000	4,239,034
UnitedHealth Group, Inc.
1.25%, 01/15/2026	4,302,000	4,211,943
3.10%, 03/15/2026(b)	8,570,000	8,468,972
1.15%, 05/15/2026	8,621,000	8,353,873
4.75%, 07/15/2026	5,591,000	5,604,916
Universal Health Services, Inc., 1.65%, 09/01/2026	6,013,000	5,783,239

		135,594,513

Health Care REITs-0.60%
Healthpeak OP LLC, 3.25%, 07/15/2026.	5,588,000	5,504,435
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	5,159,000	5,164,975
Sabra Health Care L.P., 5.13%, 08/15/2026	4,358,000	4,353,558

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Health Care REITs-(continued)
Ventas Realty L.P., 4.13%, 01/15/2026	$4,309,000	$4,288,562
Welltower OP LLC, 4.25%, 04/01/2026(b)	6,017,000	6,000,916

		25,312,446

Hotels, Restaurants & Leisure-1.16%
Booking Holdings, Inc., 3.60%, 06/01/2026	8,600,000	8,536,563
Expedia Group, Inc., 5.00%, 02/15/2026(b)	6,442,029	6,450,360
Marriott International, Inc., Series R, 3.13%, 06/15/2026	6,451,000	6,348,250
McDonald’s Corp., 3.70%, 01/30/2026	15,026,000	14,972,371
Starbucks Corp.
4.75%, 02/15/2026	8,581,000	8,591,966
2.45%, 06/15/2026	4,298,000	4,209,052

		49,108,562

Household Durables-0.12%
DR Horton, Inc., 1.30%, 10/15/2026	5,157,000	4,941,950

Household Products-0.73%
Colgate-Palmolive Co., 4.80%, 03/02/2026	4,294,000	4,310,353
Procter & Gamble Co. (The)
4.10%, 01/26/2026	5,571,000	5,566,783
2.70%, 02/02/2026	5,157,000	5,104,760
1.00%, 04/23/2026	8,591,000	8,349,031
2.45%, 11/03/2026	7,517,000	7,358,978

		30,689,905

Independent Power and Renewable Electricity Producers-0.16%
AES Corp. (The), 1.38%, 01/15/2026	6,854,000	6,699,357

Industrial Conglomerates-0.43%
3M Co., 2.25%, 09/19/2026(b)	5,588,000	5,435,735
Honeywell International, Inc., 2.50%, 11/01/2026	12,891,000	12,558,593

		17,994,328

Insurance-1.36%
Allstate Corp. (The), 3.28%, 12/15/2026	4,723,000	4,643,318
Arch Capital Finance LLC, 4.01%, 12/15/2026	4,302,000	4,266,399
Chubb INA Holdings LLC, 3.35%, 05/03/2026	12,875,000	12,751,320
CNA Financial Corp., 4.50%, 03/01/2026	4,300,000	4,293,944
Loews Corp., 3.75%, 04/01/2026	4,294,000	4,267,946
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026(b)	8,596,000	8,570,758
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	5,141,000	5,116,015
Old Republic International Corp., 3.88%, 08/26/2026	4,727,000	4,676,137
Prudential Financial, Inc., 1.50%, 03/10/2026	4,297,000	4,199,803
Trinity Acquisition PLC, 4.40%, 03/15/2026	4,727,000	4,709,751

		57,495,391

Interactive Media & Services-0.40%
Alphabet, Inc., 2.00%, 08/15/2026	17,267,000	16,838,780

	Principal Amount	Value
IT Services-0.83%
CGI, Inc. (Canada), 1.45%, 09/14/2026(b)	$5,137,000	$4,935,723
DXC Technology Co., 1.80%, 09/15/2026	6,019,000	5,792,291
International Business Machines Corp.
4.50%, 02/06/2026	7,309,000	7,308,958
3.45%, 02/19/2026	11,607,000	11,520,523
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(b)	5,695,000	5,493,983

		35,051,478

Leisure Products-0.11%
Hasbro, Inc., 3.55%, 11/19/2026(b)	4,771,000	4,688,775

Life Sciences Tools & Services-0.43%
Illumina, Inc., 4.65%, 09/09/2026	4,300,000	4,296,292
Thermo Fisher Scientific, Inc.
4.95%, 08/10/2026	5,162,000	5,196,399
5.00%, 12/05/2026	8,595,000	8,677,593

		18,170,284

Machinery-2.87%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026	7,736,000	7,750,029
5.05%, 02/27/2026(b)	6,879,000	6,921,210
0.90%, 03/02/2026	6,445,000	6,284,662
4.35%, 05/15/2026	12,458,000	12,457,018
1.15%, 09/14/2026(b)	4,310,000	4,144,640
4.45%, 10/16/2026	6,445,000	6,464,332
CNH Industrial Capital LLC
1.88%, 01/15/2026	4,297,000	4,224,104
1.45%, 07/15/2026	5,137,000	4,949,865
Fortive Corp., 3.15%, 06/15/2026	7,736,000	7,618,585
Illinois Tool Works, Inc., 2.65%, 11/15/2026(b)	8,592,000	8,421,078
John Deere Capital Corp.
4.80%, 01/09/2026	10,313,000	10,339,315
0.70%, 01/15/2026(b)	7,740,000	7,568,054
5.05%, 03/03/2026(b)	4,713,000	4,737,670
4.75%, 06/08/2026(b)	5,154,000	5,177,757
2.65%, 06/10/2026(b)	4,297,000	4,226,778
1.05%, 06/17/2026	4,730,000	4,573,899
5.15%, 09/08/2026	4,730,000	4,783,269
Wabtec Corp., 3.45%, 11/15/2026	6,446,000	6,338,505
Xylem, Inc., 3.25%, 11/01/2026(b)	4,279,000	4,207,105

		121,187,875

Media-1.07%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	9,457,000	9,626,677
Comcast Corp., 3.15%, 03/01/2026(b)	18,016,000	17,846,619
Discovery Communications LLC, 4.90%, 03/11/2026	5,588,000	5,580,252
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	12,036,000	11,919,009

		44,972,557

Multi-Utilities-0.87%
Ameren Corp., 5.70%, 12/01/2026	5,162,000	5,245,073
CenterPoint Energy, Inc., 1.45%, 06/01/2026	4,284,000	4,153,380

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	$4,842,000	$4,712,379
DTE Electric Co., 4.85%, 12/01/2026	4,294,000	4,340,152
DTE Energy Co., 2.85%, 10/01/2026(b)	5,138,000	5,026,316
Sempra, 5.40%, 08/01/2026	4,729,000	4,768,588
WEC Energy Group, Inc., 4.75%, 01/09/2026(b)	8,596,000	8,603,217

		36,849,105

Office REITs-0.40%
Boston Properties L.P.
3.65%, 02/01/2026	8,601,000	8,536,299
2.75%, 10/01/2026	8,654,000	8,423,332

		16,959,631

Oil, Gas & Consumable Fuels-6.17%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	4,732,000	4,771,576
Chevron Corp., 2.95%, 05/16/2026	19,337,000	19,103,593
Diamondback Energy, Inc., 3.25%, 12/01/2026	6,446,000	6,322,794
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	4,301,000	4,136,390
5.90%, 11/15/2026	6,446,000	6,556,610
4.25%, 12/01/2026	6,451,000	6,422,989
Energy Transfer L.P.
4.75%, 01/15/2026	8,580,954	8,572,083
3.90%, 07/15/2026	4,726,000	4,687,561
6.05%, 12/01/2026	8,595,000	8,762,542
Enterprise Products Operating LLC
5.05%, 01/10/2026	6,445,000	6,466,960
3.70%, 02/15/2026(b)	7,492,000	7,450,157
EOG Resources, Inc., 4.15%, 01/15/2026	6,444,000	6,430,206
Equinor ASA (Norway), 1.75%, 01/22/2026	6,447,000	6,332,661
Exxon Mobil Corp.
3.04%, 03/01/2026	21,483,000	21,274,808
2.28%, 08/16/2026(b)	8,567,000	8,380,782
Kinder Morgan, Inc., 1.75%, 11/15/2026(b)	4,282,000	4,115,703
MPLX L.P., 1.75%, 03/01/2026	12,892,000	12,604,080
ONEOK, Inc.
5.85%, 01/15/2026	5,159,000	5,189,101
5.00%, 03/01/2026	5,590,000	5,599,269
5.55%, 11/01/2026	6,448,000	6,522,902
Ovintiv, Inc., 5.38%, 01/01/2026	3,944,000	3,946,208
Phillips 66, 1.30%, 02/15/2026	4,299,000	4,199,061
Pioneer Natural Resources Co.
1.13%, 01/15/2026	6,422,000	6,288,575
5.10%, 03/29/2026	9,457,000	9,504,089
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	6,448,000	6,439,551
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	12,889,000	12,968,821
Shell International Finance B.V.
2.88%, 05/10/2026	15,045,000	14,855,100
2.50%, 09/12/2026(b)	8,593,000	8,420,787
Spectra Energy Partners L.P., 3.38%, 10/15/2026	5,161,000	5,071,622
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	7,286,000	7,289,778

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	$8,594,049	$8,700,768
Valero Energy Corp., 3.40%, 09/15/2026	3,663,000	3,613,891
Williams Cos., Inc. (The), 5.40%, 03/02/2026	9,452,000	9,500,761

		260,501,779

Passenger Airlines-0.14%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	5,937,000	6,010,375

Personal Care Products-0.29%
Kenvue, Inc., 5.35%, 03/22/2026(b)	6,440,000	6,488,409
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	6,014,000	5,868,720

		12,357,129

Pharmaceuticals-2.38%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026	10,831,000	10,518,006
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	10,302,000	9,997,415
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	8,596,000	8,626,197
Eli Lilly and Co., 5.00%, 02/27/2026(b)	6,446,000	6,446,268
Johnson & Johnson, 2.45%, 03/01/2026	17,195,000	16,934,462
Merck & Co., Inc., 0.75%, 02/24/2026(b)	8,598,000	8,380,372
Pfizer, Inc.
2.75%, 06/03/2026(b)	10,748,000	10,583,919
3.00%, 12/15/2026(b)	15,045,000	14,814,089
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	14,376,000	14,191,156

		100,491,884

Professional Services-0.27%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	4,279,000	4,217,489
Concentrix Corp., 6.65%, 08/02/2026	6,874,000	6,997,841

		11,215,330

Residential REITs-0.20%
Camden Property Trust, 5.85%, 11/03/2026	4,295,000	4,371,758
ERP Operating L.P., 2.85%, 11/01/2026	4,298,000	4,207,850

		8,579,608

Retail REITs-0.89%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	5,155,000	5,127,150
Kimco Realty OP LLC, 2.80%, 10/01/2026	4,300,000	4,201,065
Realty Income Corp.
5.05%, 01/13/2026(b)	4,280,000	4,272,041
4.88%, 06/01/2026(b)	5,158,000	5,170,568
4.13%, 10/15/2026	5,571,000	5,544,094
Simon Property Group L.P.
3.30%, 01/15/2026	6,880,000	6,828,889
3.25%, 11/30/2026	6,451,000	6,347,398

		37,491,205

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-1.36%
Advanced Micro Devices, Inc., 4.21%, 09/24/2026(b)	$7,520,000	$7,527,060
Analog Devices, Inc., 3.50%, 12/05/2026	7,706,000	7,621,015
Intel Corp.
4.88%, 02/10/2026	12,913,000	12,922,213
2.60%, 05/19/2026	8,595,995	8,433,022
Marvell Technology, Inc., 1.65%, 04/15/2026	4,302,000	4,192,100
NVIDIA Corp., 3.20%, 09/16/2026	8,593,000	8,495,529
Skyworks Solutions, Inc., 1.80%, 06/01/2026	4,316,000	4,165,730
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	4,295,000	4,132,776

		57,489,445

Software-2.63%
Fortinet, Inc., 1.00%, 03/15/2026(b)	4,286,000	4,167,067
Intuit, Inc., 5.25%, 09/15/2026(b)	6,451,000	6,524,704
Microsoft Corp., 2.40%, 08/08/2026	34,377,000	33,713,003
Oracle Corp.
1.65%, 03/25/2026	23,632,000	23,060,680
2.65%, 07/15/2026	25,784,000	25,250,428
Roper Technologies, Inc., 3.80%, 12/15/2026	6,018,000	5,966,109
VMware LLC, 1.40%, 08/15/2026	12,892,000	12,416,331

		111,098,322

Specialized REITs-1.92%
American Tower Corp.
4.40%, 02/15/2026	4,299,000	4,291,155
1.60%, 04/15/2026	6,021,000	5,862,021
1.45%, 09/15/2026(b)	5,161,000	4,962,275
3.38%, 10/15/2026(b)	8,600,000	8,473,459
Crown Castle, Inc.
4.45%, 02/15/2026	7,737,000	7,728,211
3.70%, 06/15/2026	6,450,000	6,383,167
1.05%, 07/15/2026	8,600,000	8,251,067
Equinix, Inc., 1.45%, 05/15/2026	6,015,000	5,833,801
Extra Space Storage L.P., 3.50%, 07/01/2026	5,012,000	4,958,281
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	8,393,000	8,379,768
Public Storage Operating Co.
0.88%, 02/15/2026	4,301,000	4,193,298
1.50%, 11/09/2026(b)	5,588,000	5,365,205
Weyerhaeuser Co., 4.75%, 05/15/2026	6,450,000	6,462,099

		81,143,807

Specialty Retail-2.82%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	21,371,000	21,572,781
4.90%, 10/01/2026	14,811,500	14,855,644
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	11,175,000	11,061,685
5.15%, 06/25/2026	12,890,000	13,012,794
2.13%, 09/15/2026(b)	8,593,000	8,380,767
4.95%, 09/30/2026	6,441,500	6,500,461
Lowe’s Cos., Inc.
4.80%, 04/01/2026	8,596,000	8,613,820
2.50%, 04/15/2026	11,603,000	11,417,845

	Principal Amount	Value
Specialty Retail-(continued)
O’Reilly Automotive, Inc.
3.55%, 03/15/2026(b)	$4,279,000	$4,247,468
5.75%, 11/20/2026	6,442,000	6,552,802
Ross Stores, Inc., 0.88%, 04/15/2026	4,314,000	4,181,811
TJX Cos., Inc. (The), 2.25%, 09/15/2026	8,597,000	8,387,463

		118,785,341

Technology Hardware, Storage & Peripherals-2.83%
Apple, Inc.
0.70%, 02/08/2026(b)	21,466,000	20,946,857
3.25%, 02/23/2026	27,933,000	27,705,653
4.42%, 05/08/2026(b)	8,593,000	8,582,236
2.45%, 08/04/2026	19,420,000	19,056,946
2.05%, 09/11/2026	17,195,000	16,755,415
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	6,447,000	6,297,110
4.45%, 09/25/2026	10,744,000	10,730,954
HP, Inc., 1.45%, 06/17/2026	4,438,000	4,293,096
IBM International Capital Pte. Ltd., 4.70%, 02/05/2026(b)	5,159,000	5,164,999

		119,533,266

Textiles, Apparel & Luxury Goods-0.20%
NIKE, Inc., 2.38%, 11/01/2026(b)	8,571,000	8,362,221

Tobacco-1.24%
Altria Group, Inc., 2.63%, 09/16/2026(b)	4,279,000	4,180,521
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026	8,593,000	8,449,886
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	12,894,000	12,590,919
Philip Morris International, Inc.
4.88%, 02/13/2026	14,612,000	14,649,508
2.75%, 02/25/2026	6,442,000	6,359,797
0.88%, 05/01/2026	6,445,000	6,240,299

		52,470,930

Trading Companies & Distributors-0.66%
Air Lease Corp.
2.88%, 01/15/2026(b)	12,422,000	12,275,731
5.30%, 06/25/2026	5,251,000	5,287,260
1.88%, 08/15/2026	10,400,000	10,057,458

		27,620,449

Wireless Telecommunication Services-1.01%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	4,312,000	4,205,745
Sprint LLC, 7.63%, 03/01/2026	12,892,000	13,035,007
T-Mobile USA, Inc.
2.25%, 02/15/2026	15,467,000	15,210,976
2.63%, 04/15/2026(b)	10,313,000	10,159,660

		42,611,388

Total U.S. Dollar Denominated Bonds & Notes (Cost $4,173,105,665)		4,167,097,502

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

May 31, 2025

(Unaudited)

	Shares	Value
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $13,705,525)	13,705,525	$13,705,525

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.08% (Cost $4,186,811,190)		4,180,803,027

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.18%
Invesco Private Government Fund, 4.29%(c)(d)(e)	72,238,369	72,238,369

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(c)(d)(e)	188,386,648	$188,424,325

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $260,668,829)		260,662,694

TOTAL INVESTMENTS IN SECURITIES-105.26% (Cost $4,447,480,019)		4,441,465,721
OTHER ASSETS LESS LIABILITIES-(5.26)%		(222,039,967)

NET ASSETS-100.00%		$4,219,425,754

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$3,810,675	$211,990,290	$(202,095,440)	$-	$-	$13,705,525	$573,882

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	100,856,094	343,762,359	(372,380,084)	-	-	72,238,369	3,128,439	*

Invesco Private Prime Fund	263,178,826	768,817,295	(843,522,157)	(23,155)	(26,484)	188,424,325	8,377,753	*

Total	$367,845,595	$1,324,569,944	$(1,417,997,681)	$(23,155)	$(26,484)	$274,368,219	$12,080,074

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.81%
Aerospace & Defense-2.02%
Boeing Co. (The)
5.04%, 05/01/2027(b)	$15,364,000	$15,461,848
6.26%, 05/01/2027	7,679,000	7,896,035
General Dynamics Corp.
3.50%, 04/01/2027	5,740,000	5,681,718
2.63%, 11/15/2027	3,815,000	3,680,920
Howmet Aerospace, Inc., 5.90%, 02/01/2027(b)	4,803,000	4,929,439
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	4,577,000	4,455,199
L3Harris Technologies, Inc., 5.40%, 01/15/2027	9,592,000	9,727,850
Lockheed Martin Corp., 5.10%, 11/15/2027(b)	5,787,000	5,927,376
Northrop Grumman Corp., 3.20%, 02/01/2027	5,741,000	5,633,932
RTX Corp., 3.13%, 05/04/2027	8,444,000	8,249,248

		71,643,565

Air Freight & Logistics-0.21%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	7,692,000	7,500,975

Automobile Components-0.50%
BorgWarner, Inc., 2.65%, 07/01/2027	8,399,000	8,071,358
Lear Corp., 3.80%, 09/15/2027	4,196,000	4,105,806
United Rentals (North America), Inc., 3.88%, 11/15/2027(b)	5,725,000	5,599,546

		17,776,710

Automobiles-5.27%
American Honda Finance Corp.
2.35%, 01/08/2027	3,834,000	3,704,991
4.90%, 03/12/2027	5,401,000	5,438,700
4.90%, 07/09/2027(b)	5,405,000	5,441,859
4.45%, 10/22/2027	5,787,000	5,773,985
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	6,919,000	6,771,808
5.80%, 03/05/2027	11,508,000	11,499,696
5.85%, 05/17/2027	11,533,000	11,522,595
4.95%, 05/28/2027	11,534,000	11,369,329
4.13%, 08/17/2027	9,605,000	9,268,941
3.82%, 11/02/2027(b)	5,765,000	5,505,822
7.35%, 11/04/2027	11,516,000	11,856,725
General Motors Co.
4.20%, 10/01/2027(b)	5,769,000	5,677,014
6.80%, 10/01/2027	7,636,000	7,917,376
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027(b)	7,642,000	7,389,694
PACCAR Financial Corp.
5.00%, 05/13/2027	3,836,000	3,893,463
4.45%, 08/06/2027	5,401,000	5,435,108

	Principal Amount	Value
Automobiles-(continued)
Toyota Motor Credit Corp.
4.60%, 01/08/2027(b)	$4,961,000	$4,987,918
3.20%, 01/11/2027	5,728,000	5,629,006
1.90%, 01/13/2027	5,725,000	5,507,984
3.05%, 03/22/2027	10,746,000	10,510,215
4.50%, 05/14/2027	7,670,000	7,698,156
1.15%, 08/13/2027	4,640,000	4,343,293
4.55%, 09/20/2027	7,706,000	7,742,777
4.35%, 10/08/2027	9,550,000	9,551,882
5.45%, 11/10/2027(b)	5,402,000	5,548,198
Series B, 5.00%, 03/19/2027	6,919,000	7,006,660

		186,993,195

Banks-12.11%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027	7,636,000	7,576,331
5.29%, 08/18/2027	13,451,000	13,627,358
Bank of America Corp.
3.25%, 10/21/2027	18,952,000	18,493,377
Series L, 4.18%, 11/25/2027	15,376,000	15,246,417
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	9,617,000	9,337,880
5.37%, 06/04/2027(b)	5,791,000	5,900,449
Series H, 4.70%, 09/14/2027(b)	7,705,000	7,749,897
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	5,728,000	5,514,787
2.95%, 03/11/2027	5,402,000	5,270,967
5.40%, 06/04/2027(b)	6,556,000	6,684,845
Canadian Imperial Bank of Commerce (Canada)
3.45%, 04/07/2027(b)	7,707,000	7,575,674
5.24%, 06/28/2027	10,379,000	10,533,802
Citigroup, Inc., 4.45%, 09/29/2027(b)	29,388,000	29,271,736
Cooperatieve Rabobank U.A. (Netherlands), 5.04%, 03/05/2027(b)	4,995,000	5,068,268
Fifth Third Bancorp, 2.55%, 05/05/2027	5,787,000	5,572,487
Fifth Third Bank N.A., 2.25%, 02/01/2027	4,579,000	4,418,619
HSBC USA, Inc., 5.29%, 03/04/2027	7,637,000	7,752,088
JPMorgan Chase & Co.
8.00%, 04/29/2027	3,818,000	4,067,429
4.25%, 10/01/2027	11,451,000	11,453,167
3.63%, 12/01/2027(b)	8,397,000	8,248,889
KeyBank N.A., 5.85%, 11/15/2027(b)	7,634,000	7,832,575
KeyCorp, 2.25%, 04/06/2027(b)	6,118,000	5,858,290
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	9,577,000	9,464,641
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	3,818,000	3,704,475
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	7,631,000	7,536,741
3.29%, 07/25/2027	7,684,000	7,519,627
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	3,812,000	3,758,520
3.17%, 09/11/2027(b)	8,458,000	8,229,885
PNC Bank N.A., 3.10%, 10/25/2027(b)	7,691,000	7,476,197
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	5,761,000	5,636,531

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Banks-(continued)
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	$9,615,000	$9,697,616
2.05%, 01/21/2027	3,848,000	3,715,700
3.63%, 05/04/2027(b)	9,157,000	9,038,393
4.24%, 08/03/2027	9,592,000	9,571,972
6.00%, 11/01/2027	10,383,000	10,763,041
Santander Holdings USA, Inc., 4.40%, 07/13/2027(b)	8,011,000	7,943,262
Standard Chartered Bank of New York (United Kingdom), 4.85%, 12/03/2027(b)	3,840,000	3,871,838
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	9,612,000	9,472,658
2.17%, 01/14/2027(b)	3,818,000	3,685,376
3.36%, 07/12/2027(b)	13,453,000	13,179,151
3.35%, 10/18/2027	5,719,000	5,579,785
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	5,720,000	5,500,356
2.80%, 03/10/2027(b)	8,473,000	8,242,356
4.98%, 04/05/2027(b)	6,548,000	6,605,610
4.11%, 06/08/2027(b)	11,446,000	11,361,754
4.69%, 09/15/2027	11,530,000	11,584,434
Truist Financial Corp., 1.13%, 08/03/2027(b)	5,722,000	5,349,437
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	9,995,000	9,795,239
UBS AG (Switzerland), 5.00%, 07/09/2027	9,148,000	9,251,058
Wells Fargo & Co., 4.30%, 07/22/2027	19,080,000	18,995,558

		429,586,543

Beverages-1.72%
Coca-Cola Co. (The)
3.38%, 03/25/2027(b)	7,630,000	7,549,229
2.90%, 05/25/2027(b)	3,845,000	3,766,026
1.45%, 06/01/2027(b)	11,532,000	10,980,094
Constellation Brands, Inc.
3.50%, 05/09/2027(b)	3,878,000	3,799,198
4.35%, 05/09/2027	4,609,000	4,599,063
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	5,721,000	5,843,309
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027(b)	5,725,000	5,781,403
PepsiCo, Inc.
4.40%, 02/07/2027(b)	3,845,000	3,860,968
2.63%, 03/19/2027(b)	3,846,000	3,747,818
3.00%, 10/15/2027	11,535,000	11,238,992

		61,166,100

Biotechnology-1.48%
AbbVie, Inc., 4.80%, 03/15/2027(b)	17,267,000	17,437,615
Amgen, Inc.
2.20%, 02/21/2027	13,210,000	12,731,040
3.20%, 11/02/2027(b)	7,691,000	7,482,428
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	9,539,000	9,359,238
1.20%, 10/01/2027(b)	5,790,000	5,418,702

		52,429,023

	Principal Amount	Value
Broadline Retail-2.04%
Amazon.com, Inc.
3.30%, 04/13/2027(b)	$15,350,000	$15,148,260
1.20%, 06/03/2027(b)	9,596,000	9,071,795
3.15%, 08/22/2027	26,814,000	26,277,952
4.55%, 12/01/2027	15,265,000	15,434,140
eBay, Inc., 3.60%, 06/05/2027(b)	6,523,000	6,427,396

		72,359,543

Building Products-0.24%
Carlisle Cos., Inc., 3.75%, 12/01/2027(b)	4,577,000	4,485,811
Owens Corning, 5.50%, 06/15/2027	3,814,000	3,870,666

		8,356,477

Capital Markets-5.56%
Ares Capital Corp.
7.00%, 01/15/2027	6,870,000	7,080,838
2.88%, 06/15/2027(b)	3,839,000	3,688,987
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027	6,483,000	6,254,875
3.25%, 05/16/2027(b)	5,721,000	5,622,730
BlackRock, Inc., 3.20%, 03/15/2027	5,375,000	5,293,536
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	4,730,000	4,498,029
Blue Owl Capital Corp., 2.63%, 01/15/2027(b)	3,820,000	3,653,495
Cboe Global Markets, Inc., 3.65%, 01/12/2027	4,969,000	4,905,928
Charles Schwab Corp. (The)
3.20%, 03/02/2027	4,963,000	4,871,835
2.45%, 03/03/2027	11,538,000	11,180,786
3.30%, 04/01/2027	5,741,000	5,644,007
FactSet Research Systems, Inc., 2.90%, 03/01/2027	3,838,000	3,720,563
FS KKR Capital Corp., 3.25%, 07/15/2027	3,813,000	3,622,066
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	6,166,000	6,328,259
3.85%, 01/26/2027	22,903,000	22,709,854
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	5,787,000	5,817,459
Morgan Stanley
3.63%, 01/20/2027	23,022,000	22,744,677
3.95%, 04/23/2027	15,367,000	15,231,381
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	9,544,000	9,178,978
5.59%, 07/02/2027	3,847,000	3,910,633
5.39%, 07/06/2027(b)	3,818,000	3,864,913
Northern Trust Corp., 4.00%, 05/10/2027(b)	7,698,000	7,676,913
S&P Global, Inc.
2.95%, 01/22/2027(b)	3,815,000	3,740,601
2.45%, 03/01/2027(b)	9,437,000	9,157,842
State Street Corp.
4.99%, 03/18/2027	7,629,000	7,722,986
4.33%, 10/22/2027(b)	9,230,000	9,252,731

		197,374,902

Chemicals-1.41%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	4,999,000	4,784,465
Albemarle Corp., 4.65%, 06/01/2027(b)	4,999,000	4,942,177

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Chemicals-(continued)
Celanese US Holdings LLC, 6.42%, 07/15/2027(b)	$11,449,000	$11,745,817
Ecolab, Inc.
1.65%, 02/01/2027	3,839,000	3,681,899
3.25%, 12/01/2027	3,833,000	3,750,980
LYB International Finance II B.V., 3.50%, 03/02/2027	4,513,000	4,421,406
Mosaic Co. (The), 4.05%, 11/15/2027(b)	5,358,000	5,288,841
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	11,531,000	11,320,471

		49,936,056

Commercial Services & Supplies-0.67%
Cintas Corp. No. 2, 3.70%, 04/01/2027(b)	7,674,000	7,596,333
Republic Services, Inc., 3.38%, 11/15/2027(b)	4,963,000	4,861,752
Waste Management, Inc.
4.95%, 07/03/2027	5,740,000	5,823,526
3.15%, 11/15/2027	5,727,000	5,576,340

		23,857,951

Communications Equipment-0.54%
Cisco Systems, Inc., 4.80%, 02/26/2027	15,264,000	15,421,412
Nokia OYJ (Finland), 4.38%, 06/12/2027	3,836,000	3,820,315

		19,241,727

Construction & Engineering-0.13%
Quanta Services, Inc., 4.75%, 08/09/2027(b)	4,614,000	4,634,542

Construction Materials-0.11%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027(b)	3,836,000	3,743,527

Consumer Finance-3.74%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	5,723,000	5,732,001
7.10%, 11/15/2027(b)	5,760,000	6,042,552
American Express Co.
2.55%, 03/04/2027(b)	13,395,000	12,997,203
3.30%, 05/03/2027	12,705,000	12,480,781
5.85%, 11/05/2027(b)	11,446,000	11,846,754
Capital One Financial Corp.
3.75%, 03/09/2027	10,388,000	10,260,001
3.65%, 05/11/2027	7,707,000	7,585,807
Discover Financial Services, 4.10%, 02/09/2027(b)	7,699,000	7,640,736
General Motors Financial Co., Inc.
4.35%, 01/17/2027	9,656,000	9,567,944
2.35%, 02/26/2027	7,685,000	7,355,490
5.00%, 04/09/2027	9,554,000	9,563,941
5.40%, 05/08/2027	9,155,000	9,233,957
5.35%, 07/15/2027	8,393,000	8,455,555
2.70%, 08/20/2027	6,873,000	6,541,962
Synchrony Financial, 3.95%, 12/01/2027	7,655,000	7,446,590

		132,751,274

Consumer Staples Distribution & Retail-1.59%
Costco Wholesale Corp.
3.00%, 05/18/2027	7,670,540	7,523,885
1.38%, 06/20/2027(b)	9,539,000	9,044,474

	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Dollar General Corp.
3.88%, 04/15/2027	$4,600,000	$4,535,146
4.63%, 11/01/2027(b)	4,202,000	4,202,945
Kroger Co. (The), 3.70%, 08/01/2027	4,610,000	4,547,420
Sysco Corp., 3.25%, 07/15/2027	5,721,000	5,581,744
Target Corp., 1.95%, 01/15/2027(b)	7,630,000	7,374,919
Walmart, Inc.
4.10%, 04/28/2027	5,767,000	5,777,933
3.95%, 09/09/2027(b)	7,688,000	7,674,287

		56,262,753

Containers & Packaging-0.10%
Packaging Corp. of America, 3.40%, 12/15/2027	3,813,000	3,716,657

Diversified REITs-0.21%
Digital Realty Trust L.P., 3.70%, 08/15/2027	7,691,000	7,580,487

Diversified Telecommunication Services-2.09%
AT&T, Inc.
4.25%, 03/01/2027	11,369,000	11,338,962
2.30%, 06/01/2027	19,192,000	18,422,128
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027(b)	9,609,000	9,544,554
TELUS Corp. (Canada)
2.80%, 02/16/2027	4,613,000	4,478,694
3.70%, 09/15/2027	3,816,000	3,746,036
Verizon Communications, Inc.
4.13%, 03/16/2027	22,319,000	22,235,194
3.00%, 03/22/2027	4,370,000	4,265,810

		74,031,378

Electric Utilities-4.09%
Alabama Power Co., 3.75%, 09/01/2027(b)	4,222,000	4,181,869
American Electric Power Co., Inc.
5.75%, 11/01/2027	3,817,000	3,929,144
3.20%, 11/13/2027	3,874,000	3,764,233
Duke Energy Corp.
4.85%, 01/05/2027	4,605,000	4,637,625
3.15%, 08/15/2027(b)	5,764,000	5,617,914
5.00%, 12/08/2027	3,842,000	3,889,232
Duke Energy Florida LLC, 3.20%, 01/15/2027	4,986,000	4,899,768
Duke Energy Progress LLC, 4.35%, 03/06/2027	3,840,000	3,854,126
Edison International, 5.75%, 06/15/2027(b)	4,605,000	4,627,657
Eversource Energy
2.90%, 03/01/2027	4,957,000	4,820,892
4.60%, 07/01/2027(b)	4,581,000	4,587,079
Exelon Corp., 2.75%, 03/15/2027	4,928,000	4,784,192
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	11,528,000	11,367,274
Georgia Power Co., 5.00%, 02/23/2027	3,817,000	3,868,677
ITC Holdings Corp., 3.35%, 11/15/2027(b)	3,818,000	3,714,153
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/2027	4,635,000	4,673,444
4.12%, 09/16/2027	4,252,000	4,240,638

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	$7,704,000	$7,392,754
3.55%, 05/01/2027	11,372,000	11,172,041
4.63%, 07/15/2027(b)	9,537,000	9,567,611
Pacific Gas and Electric Co., 2.10%, 08/01/2027	7,689,000	7,257,581
Southern California Edison Co.
4.88%, 02/01/2027	3,839,000	3,847,778
5.85%, 11/01/2027	5,761,000	5,894,365
Series D, 4.70%, 06/01/2027	4,608,000	4,598,635
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027(b)	5,758,000	5,690,372
Series B, 3.75%, 05/15/2027(b)	4,614,000	4,567,529
Xcel Energy, Inc., 1.75%, 03/15/2027	3,812,000	3,626,677

		145,073,260

Electrical Equipment-0.10%
Emerson Electric Co., 1.80%, 10/15/2027(b)	3,824,000	3,623,734

Electronic Equipment, Instruments & Components-0.41%
Amphenol Corp., 5.05%, 04/05/2027	5,372,000	5,446,465
Jabil, Inc., 4.25%, 05/15/2027	3,815,000	3,783,087
Keysight Technologies, Inc., 4.60%, 04/06/2027	5,402,000	5,412,917

		14,642,469

Energy Equipment & Services-0.28%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	10,290,000	10,068,108

Entertainment-1.29%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(b)	4,605,000	4,533,836
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	7,632,000	7,466,433
Walt Disney Co. (The), 3.70%, 03/23/2027(b)	3,817,000	3,802,418
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	30,742,000	29,808,037

		45,610,724

Financial Services-3.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027	6,897,000	7,035,339
6.45%, 04/15/2027	11,441,000	11,779,090
3.65%, 07/21/2027(b)	7,675,000	7,508,224
4.63%, 10/15/2027	4,582,000	4,571,415
BlackRock Funding, Inc., 4.60%, 07/26/2027(b)	6,106,000	6,158,247
Blackstone Private Credit Fund, 3.25%, 03/15/2027(b)	7,601,000	7,352,365
Blue Owl Credit Income Corp., 7.75%, 09/16/2027(b)	4,638,000	4,829,054
Corebridge Financial, Inc., 3.65%, 04/05/2027	9,547,000	9,399,923
Fiserv, Inc.
5.15%, 03/15/2027	5,786,000	5,850,916
2.25%, 06/01/2027	7,687,000	7,362,659
Global Payments, Inc.
2.15%, 01/15/2027(b)	5,728,000	5,502,921
4.95%, 08/15/2027(b)	3,833,000	3,851,046

	Principal Amount	Value
Financial Services-(continued)
LPL Holdings, Inc., 5.70%, 05/20/2027(b)	$3,841,000	$3,906,418
Mastercard, Inc., 3.30%, 03/26/2027(b)	7,707,000	7,612,021
ORIX Corp. (Japan)
3.70%, 07/18/2027	3,841,000	3,774,152
5.00%, 09/13/2027(b)	3,845,000	3,887,433
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	3,838,000	3,814,753
Visa, Inc.
1.90%, 04/15/2027(b)	11,532,000	11,086,788
0.75%, 08/15/2027	3,817,000	3,563,994
2.75%, 09/15/2027	5,767,000	5,607,328

		124,454,086

Food Products-2.14%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027(b)	4,616,000	4,549,990
Conagra Brands, Inc., 1.38%, 11/01/2027	7,629,000	7,064,170
General Mills, Inc.
4.70%, 01/30/2027	3,825,000	3,841,653
3.20%, 02/10/2027(b)	5,728,000	5,622,863
Hormel Foods Corp., 4.80%, 03/30/2027	3,811,000	3,846,119
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 2.50%, 01/15/2027(b)	7,630,000	7,364,703
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	3,872,000	3,797,049
Kellanova, 3.40%, 11/15/2027(b)	4,615,000	4,524,059
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027(b)	10,302,000	10,180,972
McCormick & Co., Inc., 3.40%, 08/15/2027	5,731,000	5,601,587
Mondelez International, Inc., 2.63%, 03/17/2027(b)	5,769,000	5,601,051
The Campbell’s Company, 5.20%, 03/19/2027	3,816,000	3,861,007
Tyson Foods, Inc., 3.55%, 06/02/2027	10,379,000	10,198,362

		76,053,585

Gas Utilities-0.25%
Atmos Energy Corp., 3.00%, 06/15/2027(b)	3,845,000	3,755,148
Southern California Gas Co., 2.95%, 04/15/2027(b)	5,345,000	5,210,171

		8,965,319

Ground Transportation-0.50%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027(b)	3,838,000	3,776,904
CSX Corp., 3.25%, 06/01/2027	6,505,000	6,374,670
Union Pacific Corp.
2.15%, 02/05/2027	3,816,000	3,688,381
3.00%, 04/15/2027	3,839,000	3,755,573

		17,595,528

Health Care Equipment & Supplies-1.51%
Baxter International, Inc., 1.92%, 02/01/2027	11,072,000	10,592,175
Becton, Dickinson and Co., 3.70%, 06/06/2027(b)	13,166,000	12,970,942

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027(b)	$13,456,000	$13,816,290
Solventum Corp., 5.45%, 02/25/2027	7,677,000	7,774,394
Stryker Corp., 4.55%, 02/10/2027(b)	3,820,000	3,834,426
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027	4,616,000	4,626,531

		53,614,758

Health Care Providers & Services-4.46%
Cardinal Health, Inc., 3.41%, 06/15/2027	9,328,000	9,146,208
Cencora, Inc.
3.45%, 12/15/2027	5,767,000	5,630,650
4.63%, 12/15/2027	3,840,000	3,862,760
Centene Corp., 4.25%, 12/15/2027	18,337,000	17,920,774
Cigna Group (The)
3.40%, 03/01/2027	10,193,000	10,017,669
3.05%, 10/15/2027	4,156,000	4,025,997
CommonSpirit Health, 6.07%, 11/01/2027	3,874,000	3,995,766
CVS Health Corp.
3.63%, 04/01/2027	5,757,000	5,660,030
1.30%, 08/21/2027	17,266,000	16,057,558
Elevance Health, Inc., 3.65%, 12/01/2027(b)	12,314,000	12,092,032
HCA, Inc.
4.50%, 02/15/2027	9,220,000	9,195,134
3.13%, 03/15/2027(b)	7,629,000	7,439,116
Humana, Inc.
1.35%, 02/03/2027	5,279,000	5,027,630
3.95%, 03/15/2027(b)	4,117,000	4,089,450
Icon Investments Six DAC, 5.81%, 05/08/2027	5,742,000	5,839,518
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	4,390,000	4,283,242
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	4,608,000	4,532,172
SSM Health Care Corp., Series A, 3.82%, 06/01/2027(b)	3,814,000	3,759,894
UnitedHealth Group, Inc.
3.45%, 01/15/2027(b)	5,721,000	5,633,198
3.38%, 04/15/2027	4,769,000	4,676,818
4.60%, 04/15/2027	3,782,000	3,791,498
3.70%, 05/15/2027(b)	4,584,000	4,517,992
2.95%, 10/15/2027(b)	7,305,000	7,056,767

		158,251,873

Health Care REITs-0.36%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027	3,845,000	3,761,101
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	5,355,000	5,344,278
Welltower OP LLC, 2.70%, 02/15/2027(b)	3,817,000	3,719,543

		12,824,922

Hotels, Restaurants & Leisure-1.50%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	3,824,000	3,770,136
Expedia Group, Inc., 4.63%, 08/01/2027	5,756,000	5,762,222
Hyatt Hotels Corp., 5.75%, 01/30/2027(b)	4,577,000	4,656,523

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Las Vegas Sands Corp., 5.90%, 06/01/2027	$5,721,000	$5,792,873
Marriott International, Inc., 5.00%, 10/15/2027(b)	7,705,000	7,803,558
McDonald’s Corp.
3.50%, 03/01/2027	6,486,000	6,402,947
3.50%, 07/01/2027	7,635,000	7,522,217
Starbucks Corp.
4.85%, 02/08/2027	7,677,000	7,729,212
2.00%, 03/12/2027	3,827,000	3,664,252

		53,103,940

Household Durables-0.36%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	3,839,000	3,577,876
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	3,813,000	3,674,385
Lennar Corp., 4.75%, 11/29/2027(b)	5,346,000	5,366,846

		12,619,107

Household Products-0.70%
Colgate-Palmolive Co., 3.10%, 08/15/2027	3,847,000	3,777,153
Kimberly-Clark Corp., 1.05%, 09/15/2027	4,601,000	4,295,830
Procter & Gamble Co. (The)
1.90%, 02/01/2027	7,692,000	7,437,199
2.80%, 03/25/2027	3,839,000	3,756,147
2.85%, 08/11/2027	5,754,000	5,609,862

		24,876,191

Independent Power and Renewable Electricity Producers-0.15%
NSTAR Electric Co., 3.20%, 05/15/2027	5,384,000	5,275,345

Industrial Conglomerates-0.78%
3M Co., 2.88%, 10/15/2027	6,502,000	6,273,206
Eaton Corp., 3.10%, 09/15/2027(b)	5,368,000	5,246,830
Honeywell International, Inc.
1.10%, 03/01/2027(b)	7,632,000	7,221,657
4.65%, 07/30/2027	8,783,000	8,831,307

		27,573,000

Insurance-1.75%
American National Group, Inc., 5.00%, 06/15/2027(b)	3,813,000	3,813,214
Aon Corp., 8.21%, 01/01/2027(b)	3,980,000	4,184,074
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	4,580,000	4,451,046
Aon North America, Inc., 5.13%, 03/01/2027	4,583,000	4,632,803
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	5,740,000	5,755,540
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	5,724,000	5,562,858
Brighthouse Financial, Inc., 3.70%, 06/22/2027	5,788,000	5,655,547
CNA Financial Corp., 3.45%, 08/15/2027	3,817,000	3,724,493
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027(b)	3,815,000	3,682,170
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	7,320,000	7,352,958

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Insurance-(continued)
Progressive Corp. (The)
2.45%, 01/15/2027	$3,819,000	$3,711,341
2.50%, 03/15/2027(b)	3,825,000	3,712,786
Willis North America, Inc., 4.65%, 06/15/2027(b)	5,729,000	5,753,892

		61,992,722

Interactive Media & Services-0.77%
Alphabet, Inc., 0.80%, 08/15/2027(b)	7,657,000	7,149,419
Meta Platforms, Inc., 3.50%, 08/15/2027	20,286,000	20,036,925

		27,186,344

IT Services-0.66%
International Business Machines Corp.
3.30%, 01/27/2027	3,838,000	3,775,145
2.20%, 02/09/2027	4,987,000	4,811,965
1.70%, 05/15/2027	9,595,000	9,132,087
4.15%, 07/27/2027	5,762,000	5,735,988

		23,455,185

Leisure Products-0.10%
Hasbro, Inc., 3.50%, 09/15/2027	3,628,000	3,530,717

Life Sciences Tools & Services-0.37%
Agilent Technologies, Inc., 4.20%, 09/09/2027	4,581,000	4,556,812
Illumina, Inc., 5.75%, 12/13/2027	3,839,000	3,916,685
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	4,592,000	4,661,698

		13,135,195

Machinery-3.15%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	3,827,000	3,679,924
4.50%, 01/08/2027	3,854,000	3,870,391
5.00%, 05/14/2027	6,523,000	6,618,232
3.60%, 08/12/2027	5,372,000	5,303,504
1.10%, 09/14/2027	5,740,000	5,353,615
4.40%, 10/15/2027	4,960,000	4,978,484
4.60%, 11/15/2027	7,324,000	7,387,573
CNH Industrial Capital LLC, 4.50%, 10/08/2027	3,840,000	3,836,683
CNH Industrial N.V., 3.85%, 11/15/2027(b)	3,839,000	3,797,241
Ingersoll Rand, Inc., 5.20%, 06/15/2027(b)	5,345,000	5,413,700
John Deere Capital Corp.
4.50%, 01/08/2027(b)	5,752,000	5,782,673
1.70%, 01/11/2027	3,833,000	3,683,073
4.85%, 03/05/2027	4,217,000	4,262,104
2.35%, 03/08/2027	3,844,000	3,726,529
1.75%, 03/09/2027	3,833,000	3,670,018
4.90%, 06/11/2027(b)	5,380,000	5,457,146
4.20%, 07/15/2027	6,150,000	6,156,520
2.80%, 09/08/2027	3,840,000	3,720,922
4.15%, 09/15/2027	6,874,000	6,862,147
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	3,819,000	3,671,450
Parker-Hannifin Corp.
3.25%, 03/01/2027	5,370,000	5,282,197
4.25%, 09/15/2027(b)	9,199,000	9,186,282

		111,700,408

	Principal Amount	Value
Media-1.01%
Comcast Corp.
2.35%, 01/15/2027	$10,685,000	$10,353,932
3.30%, 02/01/2027	9,537,400	9,379,869
3.30%, 04/01/2027	6,152,000	6,043,495
5.35%, 11/15/2027(b)	5,774,000	5,915,813
Paramount Global, 2.90%, 01/15/2027(b)	4,461,000	4,329,945

		36,023,054

Metals & Mining-0.38%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	9,210,000	9,554,545
Nucor Corp., 4.30%, 05/23/2027	3,853,000	3,856,132

		13,410,677

Multi-Utilities-0.99%
Ameren Corp., 1.95%, 03/15/2027	3,817,000	3,658,916
DTE Energy Co., 4.95%, 07/01/2027	9,160,000	9,236,458
NiSource, Inc., 3.49%, 05/15/2027	7,692,000	7,541,427
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027(b)	5,369,000	5,535,648
Sempra, 3.25%, 06/15/2027	5,755,000	5,606,739
WEC Energy Group, Inc., 1.38%, 10/15/2027	3,874,000	3,604,558

		35,183,746

Office REITs-0.17%
Boston Properties L.P., 6.75%, 12/01/2027	5,752,000	6,002,998

Oil, Gas & Consumable Fuels-6.17%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	3,843,000	3,834,362
BP Capital Markets America, Inc.
3.54%, 04/06/2027	3,819,000	3,772,298
5.02%, 11/17/2027(b)	8,802,000	8,942,226
BP Capital Markets PLC, 3.28%, 09/19/2027	11,514,000	11,255,408
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027(b)	9,543,000	9,409,305
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	9,165,000	9,237,528
Chevron Corp., 2.00%, 05/11/2027(b)	7,703,000	7,415,920
Chevron USA, Inc.
4.41%, 02/26/2027	5,790,000	5,830,079
1.02%, 08/12/2027(b)	5,723,000	5,356,562
Coterra Energy, Inc., 3.90%, 05/15/2027(b)	5,309,000	5,231,035
DCP Midstream Operating L.P., 5.63%, 07/15/2027(b)	3,840,000	3,911,975
Diamondback Energy, Inc., 5.20%, 04/18/2027	6,520,000	6,585,004
Enbridge, Inc. (Canada)
5.25%, 04/05/2027(b)	5,722,000	5,791,066
3.70%, 07/15/2027(b)	5,369,000	5,283,739
Energy Transfer L.P.
4.40%, 03/15/2027	5,340,000	5,321,998
4.20%, 04/15/2027	4,574,000	4,540,426
4.00%, 10/01/2027	5,728,000	5,656,488
Enterprise Products Operating LLC
4.60%, 01/11/2027(b)	7,691,000	7,730,743
3.95%, 02/15/2027	4,385,000	4,360,689
EQT Corp., 3.90%, 10/01/2027	7,144,000	7,027,207

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Equinor ASA (Norway), 3.00%, 04/06/2027	$3,848,000	$3,781,595
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	7,630,000	7,542,340
Hess Corp., 4.30%, 04/01/2027	7,677,000	7,648,715
MPLX L.P., 4.13%, 03/01/2027	9,614,000	9,544,077
Occidental Petroleum Corp.
8.50%, 07/15/2027	3,896,000	4,119,482
5.00%, 08/01/2027(b)	4,555,000	4,558,596
ONEOK, Inc.
4.00%, 07/13/2027	3,841,500	3,804,362
4.25%, 09/24/2027(b)	9,535,000	9,475,122
Phillips 66 Co., 4.95%, 12/01/2027	5,761,000	5,823,680
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	11,451,000	11,504,178
Targa Resources Corp., 5.20%, 07/01/2027	5,752,000	5,808,491
TC PipeLines L.P., 3.90%, 05/25/2027	3,820,000	3,768,407
Valero Energy Corp., 2.15%, 09/15/2027	4,333,000	4,103,625
Williams Cos., Inc. (The), 3.75%, 06/15/2027	11,150,000	10,993,265

		218,969,993

Passenger Airlines-0.38%
Southwest Airlines Co., 5.13%, 06/15/2027	13,254,000	13,338,435

Personal Care Products-0.48%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	3,818,000	3,740,139
Unilever Capital Corp. (United Kingdom)
2.90%, 05/05/2027	7,690,000	7,526,632
4.25%, 08/12/2027	5,769,000	5,789,532

		17,056,303

Pharmaceuticals-3.82%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(b)	9,594,000	9,698,773
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027(b)	5,787,000	5,678,048
Bristol-Myers Squibb Co.
4.90%, 02/22/2027	7,631,000	7,722,115
3.25%, 02/27/2027	3,927,000	3,870,396
1.13%, 11/13/2027(b)	7,628,000	7,101,499
Eli Lilly and Co.
4.50%, 02/09/2027	7,682,000	7,727,908
3.10%, 05/15/2027	3,090,000	3,033,740
4.15%, 08/14/2027	5,729,000	5,741,925
Haleon US Capital LLC, 3.38%, 03/24/2027	15,131,000	14,883,967
Johnson & Johnson
4.50%, 03/01/2027	5,768,000	5,818,126
2.95%, 03/03/2027	7,649,000	7,517,512
0.95%, 09/01/2027	11,509,000	10,766,026
Merck & Co., Inc., 1.70%, 06/10/2027(b)	11,535,000	11,008,373
Novartis Capital Corp.
2.00%, 02/14/2027	9,535,000	9,225,463
3.10%, 05/17/2027(b)	7,673,000	7,541,662
Royalty Pharma PLC, 1.75%, 09/02/2027	7,636,000	7,187,847

	Principal Amount	Value
Pharmaceuticals-(continued)
Viatris, Inc., 2.30%, 06/22/2027	$5,775,000	$5,476,006
Zoetis, Inc., 3.00%, 09/12/2027	5,782,000	5,622,811

		135,622,197

Professional Services-0.16%
Equifax, Inc., 5.10%, 12/15/2027	5,722,000	5,779,427

Residential REITs-0.13%
Mid-America Apartments L.P., 3.60%, 06/01/2027	4,580,000	4,513,305

Retail REITs-0.80%
Realty Income Corp.
3.00%, 01/15/2027	4,574,000	4,472,500
3.95%, 08/15/2027(b)	4,591,000	4,547,985
Regency Centers L.P., 3.60%, 02/01/2027	4,016,000	3,963,178
Simon Property Group L.P.
1.38%, 01/15/2027(b)	4,224,000	4,027,998
3.38%, 06/15/2027	5,770,000	5,667,398
3.38%, 12/01/2027	5,757,000	5,626,545

		28,305,604

Semiconductors & Semiconductor Equipment-2.51%
Applied Materials, Inc., 3.30%, 04/01/2027(b)	9,171,000	9,036,345
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	22,338,000	22,159,437
Broadcom, Inc., 5.05%, 07/12/2027(b)	9,545,000	9,669,658
Intel Corp.
3.75%, 03/25/2027	7,678,000	7,571,964
3.15%, 05/11/2027(b)	7,662,000	7,455,407
3.75%, 08/05/2027	9,538,000	9,363,659
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	15,352,000	15,104,731
Texas Instruments, Inc.
4.60%, 02/08/2027	4,962,000	4,992,767
2.90%, 11/03/2027	3,811,000	3,704,389

		89,058,357

Software-3.69%
Accenture Capital, Inc., 3.90%, 10/04/2027	8,411,000	8,352,415
Adobe, Inc.
2.15%, 02/01/2027	6,530,000	6,326,547
4.85%, 04/04/2027(b)	3,848,000	3,897,646
Autodesk, Inc., 3.50%, 06/15/2027(b)	3,818,000	3,752,795
Cadence Design Systems, Inc., 4.20%, 09/10/2027(b)	3,820,000	3,806,886
Intuit, Inc., 1.35%, 07/15/2027(b)	3,878,000	3,655,169
Microsoft Corp., 3.30%, 02/06/2027	30,699,000	30,345,795
Oracle Corp.
2.80%, 04/01/2027(b)	17,174,000	16,690,656
3.25%, 11/15/2027	21,104,000	20,532,534
Roper Technologies, Inc., 1.40%, 09/15/2027(b)	5,405,000	5,054,464
Synopsys, Inc., 4.55%, 04/01/2027	7,630,000	7,643,862
VMware LLC
4.65%, 05/15/2027(b)	3,819,000	3,826,217
3.90%, 08/21/2027	9,595,000	9,466,642
Workday, Inc., 3.50%, 04/01/2027	7,684,000	7,552,831

		130,904,459

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Specialized REITs-1.03%
American Tower Corp.
2.75%, 01/15/2027(b)	$5,750,000	$5,582,239
3.65%, 03/15/2027	4,996,000	4,917,828
3.55%, 07/15/2027(b)	5,725,000	5,608,289
Crown Castle, Inc.
4.00%, 03/01/2027	3,820,000	3,772,664
2.90%, 03/15/2027	5,724,000	5,551,204
3.65%, 09/01/2027	7,685,000	7,510,910
Public Storage Operating Co., 3.09%, 09/15/2027(b)	3,842,000	3,745,373

		36,688,507

Specialty Retail-1.51%
AutoZone, Inc., 3.75%, 06/01/2027(b)	4,616,000	4,562,452
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	5,722,000	5,554,026
2.88%, 04/15/2027	5,791,000	5,660,851
4.88%, 06/25/2027	7,699,000	7,809,008
2.80%, 09/14/2027(b)	7,669,000	7,446,483
Lowe’s Cos., Inc.
3.35%, 04/01/2027	5,761,000	5,661,250
3.10%, 05/03/2027(b)	11,444,000	11,188,854
O’Reilly Automotive, Inc., 3.60%, 09/01/2027(b)	5,726,000	5,621,145

		53,504,069

Technology Hardware, Storage & Peripherals-2.35%
Apple, Inc.
3.35%, 02/09/2027	17,269,000	17,075,037
3.20%, 05/11/2027	15,262,000	15,014,676
3.00%, 06/20/2027	7,687,000	7,537,773
2.90%, 09/12/2027	15,365,000	14,993,931
3.00%, 11/13/2027(b)	11,537,000	11,280,921
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027(b)	9,546,000	9,535,622
IBM International Capital Pte. Ltd., 4.60%, 02/05/2027(b)	3,820,000	3,833,331
NetApp, Inc., 2.38%, 06/22/2027	4,231,000	4,048,857

		83,320,148

Textiles, Apparel & Luxury Goods-0.21%
NIKE, Inc., 2.75%, 03/27/2027(b)	7,691,000	7,497,846

Tobacco-0.96%
B.A.T. Capital Corp. (United Kingdom), 4.70%, 04/02/2027(b)	6,870,000	6,886,630
Philip Morris International, Inc.
4.75%, 02/12/2027	5,722,000	5,766,533
3.13%, 08/17/2027	3,818,000	3,727,680
4.38%, 11/01/2027	5,770,000	5,773,114
5.13%, 11/17/2027	11,602,000	11,811,042

		33,964,999

	Principal Amount	Value
Trading Companies & Distributors-0.52%
Air Lease Corp.
2.20%, 01/15/2027(b)	$5,726,000	$5,518,575
3.63%, 04/01/2027(b)	3,816,000	3,742,548
3.63%, 12/01/2027	3,875,000	3,800,412
5.85%, 12/15/2027(b)	5,402,000	5,561,993

		18,623,528

Water Utilities-0.23%
American Water Capital Corp., 2.95%, 09/01/2027(b)	4,608,000	4,472,610
Essential Utilities, Inc., 4.80%, 08/15/2027	3,840,000	3,863,900

		8,336,510

Wireless Telecommunication Services-0.38%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027(b)	9,910,000	9,698,461
T-Mobile USA, Inc., 5.38%, 04/15/2027	3,847,000	3,850,372

		13,548,833

Total U.S. Dollar Denominated Bonds & Notes (Cost $3,499,133,178)		3,505,822,900

	Shares
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $9,157,912)	9,157,912	9,157,912

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.07% (Cost $3,508,291,090)		3,514,980,812

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.58%
Invesco Private Government Fund, 4.29%(c)(d)(e)	112,534,028	112,534,028
Invesco Private Prime Fund, 4.45%(c)(d)(e)	298,347,172	298,406,841

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $410,951,527)		410,940,869

TOTAL INVESTMENTS IN SECURITIES-110.65% (Cost $3,919,242,617)		3,925,921,681
OTHER ASSETS LESS LIABILITIES-(10.65)%		(377,902,006)

NET ASSETS-100.00%		$3,548,019,675

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$772,736	$106,518,732	$(98,133,556)	$-	$-	$9,157,912	$221,282

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	113,845,544	323,002,035	(324,313,551)	-	-	112,534,028	3,372,920	*

Invesco Private Prime Fund	303,382,614	774,427,704	(779,352,350)	(33,372)	(17,755)	298,406,841	8,996,950	*

Total	$418,000,894	$1,203,948,471	$(1,201,799,457)	$(33,372)	$(17,755)	$420,098,781	$12,591,152

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.65%
Aerospace & Defense-2.58%
Boeing Co. (The), 3.25%, 02/01/2028(b)	$7,647,500	$7,380,657
General Dynamics Corp., 3.75%, 05/15/2028(b)	7,071,000	7,009,436
HEICO Corp., 5.25%, 08/01/2028	4,157,000	4,247,116
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028(b)	4,242,000	3,914,713
L3Harris Technologies, Inc., 4.40%, 06/15/2028	6,010,000	5,987,084
Lockheed Martin Corp., 4.45%, 05/15/2028(b)	3,535,000	3,563,886
Northrop Grumman Corp., 3.25%, 01/15/2028	14,142,000	13,765,101
RTX Corp., 4.13%, 11/16/2028	21,212,000	20,998,252

		66,866,245

Air Freight & Logistics-0.16%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	4,200,000	4,132,688

Automobile Components-0.19%
American Honda Finance Corp., 2.00%, 03/24/2028	5,303,000	4,953,018

Automobiles-3.60%
American Honda Finance Corp.
4.70%, 01/12/2028	3,535,000	3,551,304
3.50%, 02/15/2028	3,535,000	3,442,775
4.55%, 03/03/2028(b)	4,480,000	4,483,582
5.13%, 07/07/2028(b)	5,657,000	5,749,550
5.65%, 11/15/2028(b)	5,657,000	5,847,490
Ford Motor Credit Co. LLC
2.90%, 02/16/2028(b)	5,308,000	4,915,953
5.92%, 03/20/2028(b)	6,790,000	6,805,625
6.80%, 05/12/2028	10,568,000	10,792,987
6.80%, 11/07/2028	10,565,000	10,794,020
General Motors Co., 5.00%, 10/01/2028	5,303,000	5,311,741
PACCAR Financial Corp., 4.55%, 03/03/2028	3,500,000	3,534,129
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028(b)	3,535,000	3,617,076
3.67%, 07/20/2028(b)	3,535,000	3,482,403
Toyota Motor Credit Corp.
3.05%, 01/11/2028	3,535,000	3,422,897
4.63%, 01/12/2028(b)	7,071,000	7,125,552
1.90%, 04/06/2028	5,303,000	4,970,240
5.25%, 09/11/2028(b)	5,303,000	5,450,340

		93,297,664

Banks-12.58%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	8,781,000	8,712,306
5.59%, 08/08/2028	10,489,000	10,785,922
6.61%, 11/07/2028(b)	8,700,000	9,242,980
Bank of Montreal (Canada)
5.20%, 02/01/2028(b)	8,485,000	8,653,001
5.72%, 09/25/2028(b)	7,071,000	7,331,487
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028(b)	5,303,000	5,443,115
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	14,025,000	14,054,341

	Principal Amount	Value
Banks-(continued)
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028(b)	$7,021,000	$7,137,213
5.99%, 10/03/2028	4,870,000	5,093,919
Citibank N.A., 5.80%, 09/29/2028(b)	17,569,000	18,288,007
Citigroup, Inc., 4.13%, 07/25/2028(b)	14,604,000	14,400,290
Cooperatieve Rabobank U.A. (Netherlands), 4.88%, 01/21/2028	4,842,000	4,921,279
Discover Bank, 4.65%, 09/13/2028(b)	6,260,000	6,266,533
Fifth Third Bancorp, 3.95%, 03/14/2028	4,596,000	4,537,005
KeyCorp, 4.10%, 04/30/2028(b)	5,294,000	5,220,458
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	10,574,000	10,511,015
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	8,458,000	8,499,595
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	9,192,000	9,094,731
4.05%, 09/11/2028(b)	7,071,000	7,003,733
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	9,140,000	9,056,492
National Bank of Canada (Canada), 5.60%, 12/18/2028	6,895,000	7,125,399
PNC Bank N.A.
3.25%, 01/22/2028	4,762,000	4,632,825
4.05%, 07/26/2028(b)	8,800,000	8,673,724
Regions Financial Corp., 1.80%, 08/12/2028(b)	4,596,000	4,202,676
Royal Bank of Canada (Canada)
4.90%, 01/12/2028(b)	5,283,000	5,359,538
5.20%, 08/01/2028	7,027,000	7,195,015
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028(b)	13,395,000	13,754,694
3.54%, 01/17/2028	5,298,000	5,183,555
5.80%, 07/13/2028(b)	5,245,000	5,440,422
3.94%, 07/19/2028(b)	5,153,000	5,079,395
5.72%, 09/14/2028(b)	7,620,000	7,890,279
1.90%, 09/17/2028	14,130,000	13,007,653
Synovus Bank, 5.63%, 02/15/2028	3,525,000	3,539,517
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028	8,839,000	8,997,484
4.86%, 01/31/2028(b)	7,000,000	7,070,017
5.52%, 07/17/2028(b)	8,838,000	9,107,154
U.S. Bancorp, 3.90%, 04/26/2028(b)	5,943,000	5,890,129
UBS AG (Switzerland)
7.50%, 02/15/2028	17,629,000	18,950,661
5.65%, 09/11/2028	10,428,000	10,820,459

		326,174,018

Beverages-1.46%
Coca-Cola Co. (The)
1.50%, 03/05/2028	5,303,000	4,958,627
1.00%, 03/15/2028(b)	9,192,000	8,490,960
Constellation Brands, Inc., 3.60%, 02/15/2028(b)	4,950,000	4,841,669
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028(b)	3,450,000	3,414,820
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	1,000,000	996,761

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Beverages-(continued)
PepsiCo, Inc.
4.45%, 02/07/2028	$5,230,000	$5,280,264
3.60%, 02/18/2028	5,303,000	5,240,875
4.45%, 05/15/2028(b)	4,596,000	4,647,642

		37,871,618

Biotechnology-1.64%
AbbVie, Inc., 4.65%, 03/15/2028(b)	8,002,000	8,084,279
Amgen, Inc.
5.15%, 03/02/2028(b)	26,005,000	26,486,042
1.65%, 08/15/2028	8,726,000	8,009,654

		42,579,975

Broadline Retail-0.56%
Amazon.com, Inc., 1.65%, 05/12/2028(b)	15,639,000	14,624,367

Building Products-0.29%
Lennox International, Inc., 5.50%, 09/15/2028	3,535,000	3,631,666
Masco Corp., 1.50%, 02/15/2028	4,162,000	3,831,641

		7,463,307

Capital Markets-5.08%
Ameriprise Financial, Inc., 5.70%, 12/15/2028(b)	4,182,000	4,359,541
Ares Capital Corp., 2.88%, 06/15/2028(b)	8,778,000	8,198,300
Ares Management Corp., 6.38%, 11/10/2028	3,491,000	3,679,981
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	5,303,041	5,199,214
3.85%, 04/28/2028	6,376,000	6,346,047
1.65%, 07/14/2028	3,445,000	3,194,749
3.00%, 10/30/2028(b)	3,446,000	3,291,756
Blackstone Secured Lending Fund
5.35%, 04/13/2028(b)	4,950,000	4,961,473
2.85%, 09/30/2028(b)	4,435,666	4,096,340
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	4,476,000	4,738,883
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	7,424,000	7,288,087
Charles Schwab Corp. (The)
3.20%, 01/25/2028	4,950,000	4,822,378
2.00%, 03/20/2028(b)	8,656,000	8,157,197
CME Group, Inc., 3.75%, 06/15/2028	3,536,000	3,498,283
FS KKR Capital Corp., 3.13%, 10/12/2028	5,303,000	4,805,148
HPS Corporate Lending Fund, 5.45%, 01/14/2028(b)	5,260,000	5,260,733
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	6,931,000	7,117,303
Marex Group PLC (United Kingdom), 5.83%, 05/08/2028	1,000,000	1,004,705
Nasdaq, Inc., 5.35%, 06/28/2028	6,508,000	6,680,692
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	3,854,000	3,958,042
6.07%, 07/12/2028(b)	6,350,000	6,597,010
2.17%, 07/14/2028	7,028,000	6,515,708
Northern Trust Corp., 3.65%, 08/03/2028(b)	3,445,000	3,385,488

	Principal Amount	Value
Capital Markets-(continued)
S&P Global, Inc., 4.75%, 08/01/2028	$4,948,000	$4,998,762
State Street Corp., 4.54%, 02/28/2028(b)	9,436,000	9,511,757

		131,667,577

Chemicals-0.84%
Celanese US Holdings LLC, 6.85%, 11/15/2028(b)	6,996,000	7,248,486
Ecolab, Inc., 5.25%, 01/15/2028(b)	3,536,000	3,630,165
Nutrien Ltd. (Canada), 4.90%, 03/27/2028	5,305,000	5,362,278
PPG Industries, Inc., 3.75%, 03/15/2028(b)	5,557,000	5,453,088

		21,694,017

Commercial Services & Supplies-0.93%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028(b)	3,536,000	3,349,127
Republic Services, Inc., 3.95%, 05/15/2028	5,557,018	5,508,154
Veralto Corp., 5.35%, 09/18/2028	4,847,000	4,976,773
Waste Management, Inc.
1.15%, 03/15/2028(b)	3,465,000	3,191,514
4.50%, 03/15/2028	6,931,000	6,978,203

		24,003,771

Communications Equipment-0.46%
Cisco Systems, Inc., 4.55%, 02/24/2028	7,003,000	7,084,417
Motorola Solutions, Inc., 4.60%, 02/23/2028	4,950,000	4,960,173

		12,044,590

Consumer Finance-2.05%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	5,303,000	4,841,750
Capital One Financial Corp., 3.80%, 01/31/2028	9,899,000	9,706,353
General Motors Financial Co., Inc.
6.00%, 01/09/2028(b)	7,071,000	7,248,981
5.05%, 04/04/2028(b)	8,512,000	8,535,453
2.40%, 04/10/2028	7,071,000	6,595,539
5.80%, 06/23/2028	9,546,000	9,746,712
2.40%, 10/15/2028(b)	7,071,000	6,506,352

		53,181,140

Consumer Staples Distribution & Retail-1.52%
Dollar General Corp.
4.13%, 05/01/2028	3,535,000	3,487,389
5.20%, 07/05/2028	3,535,000	3,583,279
Dollar Tree, Inc., 4.20%, 05/15/2028(b)	8,698,000	8,557,970
Walmart, Inc.
3.90%, 04/15/2028	5,303,000	5,293,462
3.70%, 06/26/2028	10,460,000	10,368,602
1.50%, 09/22/2028	8,838,000	8,150,075

		39,440,777

Containers & Packaging-0.16%
WRKCo, Inc., 4.00%, 03/15/2028(b)	4,094,000	4,022,871

Distributors-0.22%
LKQ Corp., 5.75%, 06/15/2028(b)	5,642,000	5,790,542

Diversified REITs-0.90%
CubeSmart L.P., 2.25%, 12/15/2028(b)	3,889,000	3,592,741

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Diversified REITs-(continued)
Digital Realty Trust L.P.
5.55%, 01/15/2028	$6,329,000	$6,481,524
4.45%, 07/15/2028	4,504,000	4,490,046
VICI Properties L.P., 4.75%, 02/15/2028	8,838,000	8,845,946

		23,410,257

Diversified Telecommunication Services-1.12%
AT&T, Inc., 1.65%, 02/01/2028	15,909,000	14,809,287
Verizon Communications, Inc., 2.10%, 03/22/2028	15,184,000	14,283,714

		29,093,001

Electric Utilities-6.31%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	4,241,000	4,130,868
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	3,462,000	3,546,322
Commonwealth Edison Co., 3.70%, 08/15/2028(b)	3,809,000	3,748,765
Constellation Energy Generation LLC, 5.60%, 03/01/2028(b)	5,303,000	5,469,163
Duke Energy Corp., 4.30%, 03/15/2028	6,355,000	6,340,797
Duke Energy Florida LLC, 3.80%, 07/15/2028	4,242,000	4,176,674
Duke Energy Progress LLC, 3.70%, 09/01/2028	3,465,000	3,406,968
Edison International
4.13%, 03/15/2028	3,809,000	3,664,511
5.25%, 11/15/2028(b)	4,242,000	4,180,332
Entergy Corp., 1.90%, 06/15/2028(b)	4,506,000	4,182,246
Eversource Energy, 5.45%, 03/01/2028	9,165,000	9,369,310
Exelon Corp., 5.15%, 03/15/2028	7,031,000	7,153,686
Florida Power & Light Co.
5.05%, 04/01/2028	7,041,000	7,198,674
4.40%, 05/15/2028	5,337,000	5,363,473
Georgia Power Co., 4.65%, 05/16/2028	5,203,000	5,252,485
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	4,847,000	4,733,029
4.75%, 02/07/2028(b)	4,270,000	4,314,925
4.80%, 03/15/2028(b)	4,162,000	4,216,419
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/2028(b)	7,040,000	7,117,382
4.90%, 02/28/2028	8,838,000	8,930,749
1.90%, 06/15/2028	10,606,000	9,828,281
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	4,152,000	4,157,200
Pacific Gas and Electric Co.
3.00%, 06/15/2028(b)	5,657,000	5,336,011
3.75%, 07/01/2028	6,096,000	5,867,902
San Diego Gas & Electric Co., 4.95%, 08/15/2028(b)	4,162,000	4,235,035
Southern California Edison Co.
5.30%, 03/01/2028(b)	5,203,000	5,262,365
5.65%, 10/01/2028	3,912,000	3,991,116
Southern Co. (The), 4.85%, 06/15/2028	5,303,000	5,371,133
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	3,986,000	3,923,198

	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028(b)	$4,845,000	$4,784,033
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	4,365,000	4,300,343

		163,553,395

Electrical Equipment-0.60%
Emerson Electric Co., 2.00%, 12/21/2028(b)	7,071,000	6,547,804
Regal Rexnord Corp., 6.05%, 04/15/2028	8,820,000	9,057,661

		15,605,465

Electronic Equipment, Instruments & Components-1.05%
Arrow Electronics, Inc., 3.88%, 01/12/2028	3,535,000	3,460,986
Avnet, Inc., 6.25%, 03/15/2028(b)	3,565,000	3,682,764
Jabil, Inc., 3.95%, 01/12/2028(b)	3,536,000	3,478,962
TD SYNNEX Corp., 2.38%, 08/09/2028	4,242,000	3,936,958
Teledyne Technologies, Inc., 2.25%, 04/01/2028	4,850,000	4,577,030
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028(b)	3,889,000	3,821,575
Trimble, Inc., 4.90%, 06/15/2028	4,242,000	4,282,588

		27,240,863

Energy Equipment & Services-0.13%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	3,411,000	3,272,997

Entertainment-1.02%
Netflix, Inc., 5.88%, 11/15/2028(b)	13,434,000	14,098,955
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	5,600,000	5,659,855
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	7,079,000	6,763,509

		26,522,319

Financial Services-3.60%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028	3,876,000	3,789,611
4.88%, 04/01/2028(b)	5,235,000	5,263,387
5.75%, 06/06/2028(b)	6,930,000	7,123,658
3.00%, 10/29/2028	26,212,000	24,754,431
Blackstone Private Credit Fund, 7.30%, 11/27/2028	4,510,000	4,777,839
Block Financial LLC, 2.50%, 07/15/2028(b)	3,535,000	3,292,274
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	5,303,000	4,916,818
Fiserv, Inc.
5.45%, 03/02/2028(b)	6,364,000	6,511,156
5.38%, 08/21/2028	4,950,000	5,069,323
LPL Holdings, Inc.
4.90%, 04/03/2028	3,500,000	3,505,608
6.75%, 11/17/2028(b)	5,303,000	5,633,593
Mastercard, Inc.
4.10%, 01/15/2028	5,303,000	5,307,815
3.50%, 02/26/2028	3,535,000	3,484,543
4.88%, 03/09/2028	5,303,000	5,410,550
MGIC Investment Corp., 5.25%, 08/15/2028	4,584,000	4,556,464

		93,397,070

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Food Products-1.86%
General Mills, Inc.
4.20%, 04/17/2028(b)	$9,899,000	$9,854,161
5.50%, 10/17/2028(b)	3,536,000	3,651,215
Hershey Co. (The), 4.55%, 02/24/2028(b)	3,200,000	3,234,083
Hormel Foods Corp., 1.70%, 06/03/2028(b)	5,303,000	4,924,573
J.M. Smucker Co. (The), 5.90%, 11/15/2028(b)	5,303,000	5,559,535
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.13%, 02/01/2028	6,333,000	6,406,127
Kellanova, 4.30%, 05/15/2028(b)	4,233,000	4,239,546
Mondelez International, Inc., 4.13%, 05/07/2028	3,263,000	3,253,778
The Campbell’s Company, 4.15%, 03/15/2028(b)	7,079,552	7,028,957

		48,151,975

Gas Utilities-0.24%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	6,104,000	6,232,778

Ground Transportation-0.96%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	3,605,000	3,566,689
CSX Corp., 3.80%, 03/01/2028	5,639,000	5,563,722
Ryder System, Inc.
5.65%, 03/01/2028(b)	3,597,000	3,698,258
5.25%, 06/01/2028(b)	4,603,000	4,692,855
Union Pacific Corp., 3.95%, 09/10/2028	7,398,300	7,328,203

		24,849,727

Health Care Equipment & Supplies-1.76%
Abbott Laboratories, 1.15%, 01/30/2028(b)	4,622,000	4,306,314
Baxter International, Inc., 2.27%, 12/01/2028(b)	8,831,000	8,157,344
Becton, Dickinson and Co., 4.69%, 02/13/2028(b)	5,657,000	5,682,969
Edwards Lifesciences Corp., 4.30%, 06/15/2028(b)	4,242,000	4,228,668
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	7,061,000	7,071,945
Stryker Corp.
4.70%, 02/10/2028	4,002,000	4,039,510
3.65%, 03/07/2028	4,242,000	4,166,364
4.85%, 12/08/2028	4,242,000	4,303,159
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	3,535,000	3,627,434

		45,583,707

Health Care Providers & Services-5.00%
Centene Corp., 2.45%, 07/15/2028	16,083,000	14,822,352
Cigna Group (The), 4.38%, 10/15/2028	26,580,177	26,437,691
CVS Health Corp., 4.30%, 03/25/2028	34,649,000	34,270,561
Elevance Health, Inc., 4.10%, 03/01/2028(b)	8,781,990	8,707,555
HCA, Inc.
5.00%, 03/01/2028(b)	4,870,000	4,922,447
5.20%, 06/01/2028(b)	7,071,000	7,173,706
5.63%, 09/01/2028(b)	10,606,000	10,852,087

	Principal Amount	Value
Health Care Providers & Services-(continued)
Humana, Inc.
5.75%, 03/01/2028	$3,489,000	$3,580,887
5.75%, 12/01/2028(b)	3,535,000	3,650,219
UnitedHealth Group, Inc.
5.25%, 02/15/2028(b)	7,071,000	7,206,856
3.85%, 06/15/2028	8,095,000	7,962,995

		129,587,356

Health Care REITs-0.65%
Healthpeak OP LLC, 2.13%, 12/01/2028(b)	3,535,000	3,247,906
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028(b)	3,801,000	3,804,554
Ventas Realty L.P., 4.00%, 03/01/2028	4,532,000	4,460,971
Welltower OP LLC, 4.25%, 04/15/2028	5,303,000	5,288,058

		16,801,489

Hotels, Restaurants & Leisure-1.53%
Booking Holdings, Inc., 3.55%, 03/15/2028	3,535,000	3,461,446
Expedia Group, Inc., 3.80%, 02/15/2028	7,070,750	6,927,369
Hyatt Hotels Corp., 5.05%, 03/30/2028	2,200,000	2,211,495
Las Vegas Sands Corp., 5.63%, 06/15/2028	1,000,000	1,002,549
Marriott International, Inc., 5.55%, 10/15/2028(b)	4,950,000	5,107,666
McDonald’s Corp.
3.80%, 04/01/2028(b)	7,424,514	7,334,776
4.80%, 08/14/2028	4,242,000	4,306,469
Starbucks Corp.
3.50%, 03/01/2028	4,242,000	4,140,489
4.00%, 11/15/2028	5,298,000	5,225,107

		39,717,366

Household Durables-0.17%
Mohawk Industries, Inc., 5.85%, 09/18/2028(b)	4,156,000	4,294,415

Household Products-0.44%
Clorox Co. (The), 3.90%, 05/15/2028	3,535,000	3,501,034
Colgate-Palmolive Co., 4.60%, 03/01/2028	3,535,000	3,590,892
Procter & Gamble Co. (The), 3.95%, 01/26/2028(b)	4,250,000	4,262,442

		11,354,368

Independent Power and Renewable Electricity Producers-0.25%
AES Corp. (The), 5.45%, 06/01/2028(b)	6,369,000	6,454,099

Industrial Conglomerates-0.43%
3M Co., 3.63%, 09/14/2028(b)	4,242,000	4,145,822
Eaton Corp., 4.35%, 05/18/2028	3,485,000	3,500,810
Honeywell International, Inc., 4.95%, 02/15/2028(b)	3,535,000	3,596,126

		11,242,758

Insurance-0.29%
Lincoln National Corp., 3.80%, 03/01/2028	3,485,000	3,408,999
Willis North America, Inc., 4.50%, 09/15/2028(b)	4,158,000	4,145,956

		7,554,955

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Interactive Media & Services-0.42%
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	$10,606,000	$10,779,600

IT Services-0.71%
DXC Technology Co., 2.38%, 09/15/2028(b)	4,596,000	4,211,913
International Business Machines Corp.
4.50%, 02/06/2028(b)	7,085,000	7,133,982
4.65%, 02/10/2028(b)	7,004,000	7,056,575

		18,402,470

Life Sciences Tools & Services-0.30%
Revvity, Inc., 1.90%, 09/15/2028(b)	3,535,000	3,242,360
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	4,950,000	4,556,116

		7,798,476

Machinery-2.28%
CNH Industrial Capital LLC
4.75%, 03/21/2028	3,470,000	3,477,741
4.55%, 04/10/2028	4,242,000	4,234,523
Ingersoll Rand, Inc., 5.40%, 08/14/2028	3,465,000	3,558,913
John Deere Capital Corp.
4.65%, 01/07/2028	3,535,000	3,582,016
4.75%, 01/20/2028	7,778,000	7,885,139
4.90%, 03/03/2028	4,506,000	4,593,988
1.50%, 03/06/2028	3,465,000	3,223,456
4.95%, 07/14/2028(b)	10,606,000	10,831,576
Otis Worldwide Corp., 5.25%, 08/16/2028(b)	5,303,000	5,438,786
Wabtec Corp., 4.70%, 09/15/2028	8,838,000	8,865,349
Xylem, Inc., 1.95%, 01/30/2028	3,535,000	3,326,619

		59,018,106

Marine Transportation-0.13%
Kirby Corp., 4.20%, 03/01/2028	3,495,000	3,440,019

Media-1.88%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	7,001,000	6,834,673
4.20%, 03/15/2028(b)	8,838,000	8,728,536
Comcast Corp.
3.15%, 02/15/2028	11,582,000	11,237,637
3.55%, 05/01/2028	7,071,000	6,928,365
Discovery Communications LLC, 3.95%, 03/20/2028	12,020,000	11,479,803
Paramount Global, 3.38%, 02/15/2028	3,598,000	3,460,819

		48,669,833

Metals & Mining-0.38%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,438,000	3,383,376
4.38%, 08/01/2028(b)	3,063,000	3,034,957
Nucor Corp., 3.95%, 05/01/2028(b)	3,505,000	3,478,796

		9,897,129

Multi-Utilities-1.41%
DTE Electric Co., Series A, 1.90%, 04/01/2028(b)	4,066,000	3,816,825
DTE Energy Co., 4.88%, 06/01/2028	5,657,000	5,709,618
National Grid PLC (United Kingdom), 5.60%, 06/12/2028	4,850,000	4,991,115
NiSource, Inc., 5.25%, 03/30/2028(b)	7,424,000	7,569,372

	Principal Amount	Value
Multi-Utilities-(continued)
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	$4,201,000	$4,370,725
Sempra, 3.40%, 02/01/2028	7,070,609	6,876,391
WEC Energy Group, Inc., 2.20%, 12/15/2028	3,535,000	3,266,308

		36,600,354

Oil, Gas & Consumable Fuels-5.36%
BP Capital Markets PLC, 3.72%, 11/28/2028(b)	5,657,000	5,530,551
Chevron USA, Inc.
3.85%, 01/15/2028	4,243,000	4,221,528
4.48%, 02/26/2028(b)	6,930,000	6,996,335
Continental Resources, Inc., 4.38%, 01/15/2028	6,942,000	6,792,847
Enbridge, Inc. (Canada), 6.00%, 11/15/2028	5,303,000	5,542,567
Energy Transfer L.P.
5.55%, 02/15/2028	6,941,000	7,112,160
4.95%, 05/15/2028	5,598,500	5,650,776
4.95%, 06/15/2028	7,001,028	7,050,284
6.10%, 12/01/2028	3,505,000	3,660,789
EQT Corp., 5.70%, 04/01/2028	3,535,000	3,610,566
Equinor ASA (Norway), 3.63%, 09/10/2028(b)	6,999,000	6,878,769
Kinder Morgan, Inc., 4.30%, 03/01/2028(b)	8,703,750	8,681,937
MPLX L.P., 4.00%, 03/15/2028	8,838,000	8,714,948
Occidental Petroleum Corp., 6.38%, 09/01/2028(b)	4,005,000	4,132,860
ONEOK, Inc.
4.55%, 07/15/2028	5,657,000	5,639,950
5.65%, 11/01/2028(b)	5,303,000	5,459,839
Ovintiv, Inc., 5.65%, 05/15/2028	4,950,000	5,047,225
Phillips 66, 3.90%, 03/15/2028	5,648,000	5,566,578
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028(b)	9,356,000	9,270,706
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	9,899,000	9,823,206
Valero Energy Corp., 4.35%, 06/01/2028	4,102,000	4,082,058
Valero Energy Partners L.P., 4.50%, 03/15/2028	3,165,000	3,160,004
Williams Cos., Inc. (The), 5.30%, 08/15/2028	6,299,000	6,440,811

		139,067,294

Passenger Airlines-0.11%
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	2,934,000	2,897,264

Personal Care Products-1.01%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(b)	4,950,000	4,955,916
Kenvue, Inc., 5.05%, 03/22/2028(b)	7,071,000	7,251,300
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028(b)	9,151,000	8,999,421
4.88%, 09/08/2028	4,931,000	5,045,025

		26,251,662

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-3.89%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028(b)	$7,778,000	$7,921,575
1.75%, 05/28/2028	8,838,000	8,244,975
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	10,253,000	10,181,151
Eli Lilly and Co., 4.55%, 02/12/2028(b)	7,020,000	7,099,358
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	12,373,786	12,275,845
Johnson & Johnson
2.90%, 01/15/2028	10,606,000	10,325,857
4.55%, 03/01/2028(b)	5,000,000	5,071,831
Merck & Co., Inc.
4.05%, 05/17/2028(b)	3,536,000	3,535,964
1.90%, 12/10/2028(b)	7,071,000	6,542,135
Pfizer, Inc., 3.60%, 09/15/2028(b)	7,070,441	6,959,538
Sanofi S.A., 3.63%, 06/19/2028	7,070,842	6,964,340
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	12,180,000	12,349,191
Zoetis, Inc., 3.90%, 08/20/2028	3,535,000	3,494,709

		100,966,469

Professional Services-0.85%
Automatic Data Processing, Inc., 1.70%, 05/15/2028(b)	7,071,000	6,617,573
Concentrix Corp., 6.60%, 08/02/2028(b)	5,657,000	5,933,053
Equifax, Inc., 5.10%, 06/01/2028	4,950,000	5,010,512
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	4,198,000	4,387,169

		21,948,307

Real Estate Management & Development-0.18%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	4,242,000	4,685,665

Residential REITs-0.41%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	3,465,000	3,423,514
ERP Operating L.P., 3.50%, 03/01/2028 .	3,465,000	3,390,234
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	4,162,000	3,864,309

		10,678,057

Retail REITs-0.50%
Realty Income Corp.
3.40%, 01/15/2028(b)	4,140,000	4,039,036
3.65%, 01/15/2028(b)	3,789,000	3,724,633
Simon Property Group L.P., 1.75%, 02/01/2028	5,657,000	5,292,070

		13,055,739

Semiconductors & Semiconductor Equipment-2.96%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028(b)	3,997,000	4,014,568
Analog Devices, Inc., 1.70%, 10/01/2028(b)	5,303,000	4,871,188
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	5,491,000	5,376,687
Broadcom, Inc.
4.15%, 02/15/2028	6,187,000	6,158,172
4.80%, 04/15/2028(b)	7,778,000	7,869,529

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp.
4.88%, 02/10/2028	$12,374,000	$12,477,687
1.60%, 08/12/2028	7,071,000	6,445,172
Marvell Technology, Inc., 2.45%, 04/15/2028	5,303,000	5,001,057
Microchip Technology, Inc., 4.90%, 03/15/2028	7,071,000	7,098,428
Micron Technology, Inc., 5.38%, 04/15/2028(b)	4,242,000	4,329,795
NVIDIA Corp., 1.55%, 06/15/2028(b)	8,838,000	8,212,707
Texas Instruments, Inc., 4.60%, 02/15/2028(b)	4,944,000	5,003,780

		76,858,770

Software-2.88%
Adobe, Inc., 4.75%, 01/17/2028(b)	5,592,000	5,680,619
Intuit, Inc., 5.13%, 09/15/2028(b)	5,303,000	5,450,870
Oracle Corp.
2.30%, 03/25/2028	13,902,000	13,135,248
4.50%, 05/06/2028(b)	5,303,000	5,328,922
4.80%, 08/03/2028	10,520,000	10,626,364
Roper Technologies, Inc., 4.20%, 09/15/2028	5,657,000	5,615,830
Salesforce, Inc.
3.70%, 04/11/2028	10,606,000	10,497,690
1.50%, 07/15/2028(b)	7,071,000	6,531,698
Synopsys, Inc., 4.65%, 04/01/2028	7,030,000	7,074,107
VMware LLC, 1.80%, 08/15/2028	5,303,000	4,854,187

		74,795,535

Specialized REITs-2.68%
American Tower Corp.
3.60%, 01/15/2028	4,954,000	4,843,183
1.50%, 01/31/2028	4,618,000	4,269,943
5.50%, 03/15/2028(b)	5,040,000	5,154,758
5.25%, 07/15/2028(b)	4,597,000	4,689,498
5.80%, 11/15/2028	5,303,000	5,508,875
Crown Castle, Inc.
5.00%, 01/11/2028	7,071,000	7,116,916
3.80%, 02/15/2028	7,071,000	6,909,724
4.80%, 09/01/2028	4,203,000	4,203,055
Equinix, Inc., 1.55%, 03/15/2028(b)	4,596,000	4,259,679
Extra Space Storage L.P., 5.70%, 04/01/2028	5,637,000	5,795,992
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	3,565,000	3,632,806
Prologis L.P., 4.88%, 06/15/2028	5,303,000	5,380,994
Public Storage Operating Co.
1.85%, 05/01/2028(b)	4,507,000	4,206,819
1.95%, 11/09/2028(b)	3,889,000	3,593,891

		69,566,133

Specialty Retail-1.76%
AutoZone, Inc., 6.25%, 11/01/2028	3,535,000	3,738,627
Dell International LLC/EMC Corp.
5.25%, 02/01/2028(b)	7,080,000	7,223,173
4.75%, 04/01/2028(b)	5,205,000	5,230,031
Home Depot, Inc. (The)
0.90%, 03/15/2028	3,535,000	3,238,515
1.50%, 09/15/2028(b)	7,071,000	6,500,199

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc.
1.30%, 04/15/2028	$7,070,490	$6,504,860
1.70%, 09/15/2028	7,071,000	6,493,005
O’Reilly Automotive, Inc., 4.35%, 06/01/2028(b)	3,536,000	3,534,060
TJX Cos., Inc. (The), 1.15%, 05/15/2028(b)	3,535,000	3,246,771

		45,709,241

Technology Hardware, Storage & Peripherals-2.05%
Apple, Inc.
1.20%, 02/08/2028(b)	17,517,000	16,265,169
4.00%, 05/10/2028(b)	10,606,000	10,620,702
4.00%, 05/12/2028	1,000,000	999,368
1.40%, 08/05/2028(b)	16,123,000	14,852,489
Hewlett Packard Enterprise Co., 5.25%, 07/01/2028(b)	3,889,000	3,963,316
HP, Inc., 4.75%, 01/15/2028	6,375,000	6,398,326

		53,099,370

Tobacco-1.74%
Altria Group, Inc.
4.88%, 02/04/2028(b)	3,480,000	3,513,133
6.20%, 11/01/2028	3,535,000	3,716,183
B.A.T. Capital Corp. (United Kingdom), 2.26%, 03/25/2028(b)	12,373,500	11,638,129
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028(b)	7,071,000	7,050,132
Philip Morris International, Inc.
4.88%, 02/15/2028(b)	10,960,000	11,111,830
3.13%, 03/02/2028	3,534,950	3,432,822
5.25%, 09/07/2028	4,596,000	4,713,872

		45,176,101

Trading Companies & Distributors-0.32%
Air Lease Corp.
5.30%, 02/01/2028(b)	4,900,000	4,994,395
2.10%, 09/01/2028	3,515,750	3,258,039

		8,252,434

Water Utilities-0.17%
American Water Capital Corp., 3.75%, 09/01/2028(b)	4,404,000	4,324,765

	Principal Amount	Value
Wireless Telecommunication Services-1.64%
Sprint Capital Corp., 6.88%, 11/15/2028	$17,230,000	$18,436,181
T-Mobile USA, Inc.
4.75%, 02/01/2028(b)	10,606,000	10,624,868
4.95%, 03/15/2028(b)	7,001,000	7,106,424
4.80%, 07/15/2028(b)	6,364,000	6,433,210

		42,600,683

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,540,571,451)		2,558,268,021

	Shares
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $12,324,853)	12,324,853	12,324,853

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.12% (Cost $2,552,896,304)		2,570,592,874

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-17.51%
Invesco Private Government Fund, 4.29%(c)(d)(e)	126,004,951	126,004,951
Invesco Private Prime Fund, 4.45%(c)(d)(e)	327,997,514	328,063,114

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $454,086,366)		454,068,065

TOTAL INVESTMENTS IN SECURITIES-116.63% (Cost $3,006,982,670)		3,024,660,939
OTHER ASSETS LESS LIABILITIES-(16.63)%		(431,384,202)

NET ASSETS-100.00%		$2,593,276,737

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$74,172	$99,922,105	$(87,671,424)	$-	$-	$12,324,853	$186,197

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	115,834,395	338,858,836	(328,688,280)	-	-	126,004,951	3,741,997	*

Invesco Private Prime Fund	301,952,584	736,871,361	(710,701,466)	(40,244)	(19,121)	328,063,114	10,020,474	*

Total	$417,861,151	$1,175,652,302	$(1,127,061,170)	$(40,244)	$(19,121)	$466,392,918	$13,948,668

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.55%
Aerospace & Defense-1.64%
Boeing Co. (The)
3.20%, 03/01/2029(b)	$5,560,000	$5,262,106
6.30%, 05/01/2029(b)	8,268,000	8,698,665
Howmet Aerospace, Inc., 3.00%, 01/15/2029(b)	3,855,000	3,667,897
L3Harris Technologies, Inc., 5.05%, 06/01/2029	4,159,000	4,224,434
Lockheed Martin Corp., 4.50%, 02/15/2029(b)	3,614,000	3,634,668
Northrop Grumman Corp., 4.60%, 02/01/2029	2,762,000	2,781,855
RTX Corp.
5.75%, 01/15/2029	2,785,000	2,903,703
7.50%, 09/15/2029	2,290,000	2,540,226

		33,713,554

Air Freight & Logistics-0.36%
GXO Logistics, Inc., 6.25%, 05/06/2029 .	3,313,000	3,393,589
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	4,140,000	4,006,298

		7,399,887

Automobile Components-0.28%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/2029(b)	3,027,000	2,978,702
BorgWarner, Inc., 4.95%, 08/15/2029(b)	2,771,000	2,782,179

		5,760,881

Automobiles-3.80%
American Honda Finance Corp.
2.25%, 01/12/2029(b)	3,586,000	3,301,296
4.90%, 03/13/2029(b)	4,142,000	4,176,148
4.40%, 09/05/2029	4,134,000	4,092,114
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	4,160,000	3,725,451
5.80%, 03/08/2029	8,915,000	8,796,045
5.11%, 05/03/2029	8,307,000	7,987,689
5.30%, 09/06/2029	5,028,000	4,867,229
5.88%, 11/07/2029	6,930,000	6,846,540
General Motors Co., 5.40%, 10/15/2029(b)	5,559,000	5,600,676
PACCAR Financial Corp., 4.60%, 01/31/2029(b)	3,306,000	3,336,500
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029(b)	2,763,000	2,599,841
Toyota Motor Credit Corp.
4.65%, 01/05/2029	4,436,000	4,466,730
3.65%, 01/08/2029	2,737,000	2,664,599
5.05%, 05/16/2029	5,582,000	5,699,490
4.45%, 06/29/2029	4,438,000	4,444,477
4.55%, 08/09/2029(b)	5,558,000	5,572,289

		78,177,114

Banks-6.24%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029(b)	5,530,000	5,663,019
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029	3,880,000	4,002,405
Canadian Imperial Bank of Commerce (Canada), 5.26%, 04/08/2029(b)	6,397,000	6,547,651
Citibank N.A., 4.84%, 08/06/2029(b)	8,342,000	8,446,345

	Principal Amount	Value
Banks-(continued)
Cooperatieve Rabobank U.A. (Netherlands)
4.80%, 01/09/2029(b)	$2,754,000	$2,789,365
4.49%, 10/17/2029(b)	4,174,000	4,190,849
KeyCorp, 2.55%, 10/01/2029(b)	4,135,000	3,770,180
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	8,335,000	8,125,679
3.20%, 07/18/2029	9,657,000	9,140,058
National Bank of Canada (Canada), 4.50%, 10/10/2029	5,541,000	5,488,905
PNC Bank N.A., 2.70%, 10/22/2029	4,159,000	3,828,011
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	8,338,000	8,044,825
Royal Bank of Canada (Canada), 4.95%, 02/01/2029(b)	5,563,000	5,664,586
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029(b)	2,741,000	2,552,371
5.32%, 07/09/2029(b)	4,135,000	4,240,051
3.04%, 07/16/2029	13,796,000	12,972,766
2.72%, 09/27/2029(b)	2,770,000	2,578,383
Toronto-Dominion Bank (The) (Canada)
4.99%, 04/05/2029(b)	5,002,000	5,076,527
4.78%, 12/17/2029	5,559,000	5,583,009
Truist Financial Corp., 3.88%, 03/19/2029	3,582,000	3,473,738
Wells Fargo & Co., 4.15%, 01/24/2029	13,897,000	13,726,494
Zions Bancorporation N.A., 3.25%, 10/29/2029(b)	2,773,000	2,505,792

		128,411,009

Beverages-2.70%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	23,624,000	23,962,770
Coca-Cola Co. (The), 2.13%, 09/06/2029(b)	5,475,000	5,053,733
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	3,885,000	3,974,913
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029(b)	5,508,000	5,071,638
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029	4,129,000	4,194,326
3.95%, 04/15/2029(b)	5,510,000	5,385,679
PepsiCo, Inc.
7.00%, 03/01/2029	2,811,000	3,077,055
4.50%, 07/17/2029	4,684,000	4,732,203

		55,452,317

Biotechnology-2.81%
AbbVie, Inc.
4.80%, 03/15/2029(b)	13,900,000	14,104,748
3.20%, 11/21/2029	30,254,000	28,707,359
Amgen, Inc.
3.00%, 02/22/2029	4,132,000	3,920,451
4.05%, 08/18/2029(b)	6,900,000	6,764,777
Gilead Sciences, Inc., 4.80%, 11/15/2029	4,170,000	4,229,590

		57,726,925

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Broadline Retail-0.81%
Amazon.com, Inc.
3.45%, 04/13/2029	$8,312,000	$8,134,236
4.65%, 12/01/2029(b)	8,335,000	8,494,760

		16,628,996

Building Products-0.58%
CRH SMW Finance DAC, 5.20%, 05/21/2029	4,155,000	4,234,914
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	3,881,000	3,651,215
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029	3,874,000	3,996,756

		11,882,885

Capital Markets-4.81%
Ares Capital Corp.
5.88%, 03/01/2029(b)	5,580,000	5,656,185
5.95%, 07/15/2029(b)	4,761,000	4,847,177
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029(b)	4,130,000	3,937,838
BlackRock, Inc., 3.25%, 04/30/2029(b)	5,504,000	5,322,199
Blue Owl Capital Corp., 5.95%, 03/15/2029(b)	5,557,000	5,552,519
Blue Owl Credit Income Corp.
7.75%, 01/15/2029	3,055,000	3,230,727
6.60%, 09/15/2029	5,017,000	5,128,283
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	3,858,000	3,882,713
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029(b)	5,516,000	5,526,400
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	3,305,000	3,278,465
3.25%, 05/22/2029	3,307,000	3,174,417
Deutsche Bank AG (Germany), 5.41%, 05/10/2029	5,558,000	5,722,500
FS KKR Capital Corp., 6.88%, 08/15/2029	3,341,000	3,399,443
Golub Capital BDC, Inc., 6.00%, 07/15/2029	4,153,000	4,203,196
HPS Corporate Lending Fund, 6.75%, 01/30/2029(b)	3,030,000	3,130,648
Lazard Group LLC, 4.38%, 03/11/2029	2,773,000	2,716,050
Marex Group PLC (United Kingdom), 6.40%, 11/04/2029	3,309,000	3,374,064
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029(b)	2,774,000	2,577,676
5.61%, 07/06/2029(b)	3,309,000	3,393,779
Northern Trust Corp., 3.15%, 05/03/2029(b)	2,757,000	2,645,643
S&P Global, Inc.
2.70%, 03/01/2029(b)	6,805,000	6,416,335
4.25%, 05/01/2029(b)	5,105,000	5,075,646
2.50%, 12/01/2029	2,752,000	2,541,815
Sixth Street Lending Partners, 6.50%, 03/11/2029	4,155,000	4,263,819

		98,997,537

Chemicals-1.70%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	4,159,000	4,204,511

	Principal Amount	Value
Chemicals-(continued)
Celanese US Holdings LLC, 6.58%, 07/15/2029(b)	$4,137,000	$4,252,153
Dow Chemical Co. (The), 7.38%, 11/01/2029	3,603,000	3,962,812
Eastman Chemical Co., 5.00%, 08/01/2029	4,161,000	4,181,490
FMC Corp., 3.45%, 10/01/2029	2,771,000	2,553,478
Huntsman International LLC, 4.50%, 05/01/2029	4,160,000	3,894,193
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	4,135,000	4,070,834
Olin Corp., 5.63%, 08/01/2029(b)	3,709,000	3,633,098
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	4,407,000	4,122,665

		34,875,234

Commercial Services & Supplies-0.51%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	3,884,000	3,652,027
Waste Connections, Inc., 3.50%, 05/01/2029(b)	2,756,000	2,673,087
Waste Management, Inc., 4.88%, 02/15/2029(b)	4,161,000	4,238,525

		10,563,639

Communications Equipment-1.03%
Cisco Systems, Inc., 4.85%, 02/26/2029(b)	13,899,000	14,180,072
Juniper Networks, Inc., 3.75%, 08/15/2029(b)	2,754,000	2,656,176
Motorola Solutions, Inc., 4.60%, 05/23/2029(b)	4,444,000	4,436,430

		21,272,678

Construction & Engineering-0.15%
MasTec, Inc., 5.90%, 06/15/2029	3,037,000	3,118,225

Construction Materials-0.27%
Amcor Group Finance PLC, 5.45%, 05/23/2029	2,767,000	2,823,793
Vulcan Materials Co., 4.95%, 12/01/2029	2,761,000	2,797,254

		5,621,047

Consumer Finance-1.89%
American Express Co., 4.05%, 05/03/2029(b)	5,504,000	5,469,729
General Motors Financial Co., Inc.
5.80%, 01/07/2029	8,336,000	8,516,116
5.65%, 01/17/2029	2,776,000	2,815,267
4.30%, 04/06/2029	6,112,000	5,922,906
5.55%, 07/15/2029	6,947,000	7,024,364
4.90%, 10/06/2029(b)	5,547,000	5,470,561
Synchrony Financial, 5.15%, 03/19/2029	3,586,000	3,557,751

		38,776,694

Consumer Staples Distribution & Retail-0.90%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	2,740,000	2,973,218
Kroger Co. (The), 4.50%, 01/15/2029(b)	3,337,000	3,351,883
Sysco Corp., 5.75%, 01/17/2029(b)	2,758,000	2,866,502

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Target Corp., 3.38%, 04/15/2029	$5,504,000	$5,326,720
Walmart, Inc., 3.25%, 07/08/2029(b)	4,059,000	3,937,695

		18,456,018

Containers & Packaging-0.49%
Packaging Corp. of America, 3.00%, 12/15/2029(b)	2,759,000	2,576,912
Sonoco Products Co., 4.60%, 09/01/2029(b)	3,303,000	3,263,297
WRKCo, Inc., 4.90%, 03/15/2029	4,141,000	4,165,964

		10,006,173

Distributors-0.20%
Genuine Parts Co., 4.95%, 08/15/2029(b)	4,155,000	4,193,730

Diversified REITs-0.23%
Digital Realty Trust L.P., 3.60%, 07/01/2029	4,952,000	4,764,653

Diversified Telecommunication Services-2.12%
AT&T, Inc., 4.35%, 03/01/2029(b)	16,682,000	16,605,191
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	5,538,000	5,430,467
4.02%, 12/03/2029	22,018,000	21,560,292

		43,595,950

Electric Utilities-5.33%
AEP Texas, Inc., 5.45%, 05/15/2029(b)	2,772,000	2,839,245
American Electric Power Co., Inc., 5.20%, 01/15/2029	5,580,000	5,688,557
Avangrid, Inc., 3.80%, 06/01/2029	4,161,000	4,015,876
Duke Energy Corp.
4.85%, 01/05/2029	3,615,000	3,653,957
3.40%, 06/15/2029	3,308,000	3,161,465
Duke Energy Florida LLC, 2.50%, 12/01/2029(b)	3,878,000	3,575,323
Duke Energy Progress LLC, 3.45%, 03/15/2029	3,306,000	3,199,521
Edison International
5.45%, 06/15/2029	2,770,000	2,735,448
6.95%, 11/15/2029(b)	3,052,000	3,167,948
Evergy, Inc., 2.90%, 09/15/2029	4,448,000	4,145,387
Eversource Energy
5.95%, 02/01/2029	4,434,000	4,608,492
Series O, 4.25%, 04/01/2029	2,750,000	2,707,126
Exelon Corp., 5.15%, 03/15/2029(b)	3,587,000	3,655,156
Florida Power & Light Co., 5.15%, 06/15/2029	4,159,000	4,289,387
MidAmerican Energy Co., 3.65%, 04/15/2029(b)	4,686,000	4,571,515
National Rural Utilities Cooperative
Finance Corp., 4.85%, 02/07/2029	2,772,000	2,802,368
Nevada Power Co., Series CC, 3.70%, 05/01/2029	2,751,000	2,680,115
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	5,006,000	5,057,983
3.50%, 04/01/2029	2,711,000	2,611,216
2.75%, 11/01/2029	5,515,000	5,105,916
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	3,053,000	3,070,995
Pacific Gas and Electric Co.
6.10%, 01/15/2029	4,707,000	4,864,501
5.55%, 05/15/2029	4,685,000	4,746,960

	Principal Amount	Value
Electric Utilities-(continued)
PacifiCorp, 5.10%, 02/15/2029	$2,761,000	$2,801,679
Southern California Edison Co.
5.15%, 06/01/2029	3,314,000	3,336,534
Series A, 4.20%, 03/01/2029	2,776,000	2,704,478
Southern Co. (The), 5.50%, 03/15/2029	5,562,000	5,763,309
Tampa Electric Co., 4.90%, 03/01/2029	2,775,000	2,821,827
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	2,772,000	2,610,183
Xcel Energy, Inc., 2.60%, 12/01/2029(b)	2,750,000	2,517,633

		109,510,100

Electronic Equipment, Instruments & Components-0.40%
Amphenol Corp., 4.35%, 06/01/2029	2,773,000	2,768,466
Arrow Electronics, Inc., 5.15%, 08/21/2029(b)	2,760,000	2,789,747
Keysight Technologies, Inc., 3.00%, 10/30/2029	2,771,000	2,578,688

		8,136,901

Energy Equipment & Services-0.26%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	2,887,000	2,718,799
NOV, Inc., 3.60%, 12/01/2029(b)	2,749,000	2,614,650

		5,333,449

Entertainment-1.10%
Netflix, Inc., 6.38%, 05/15/2029	4,479,000	4,796,584
Walt Disney Co. (The), 2.00%, 09/01/2029	11,118,000	10,141,740
WarnerMedia Holdings, Inc., 4.05%, 03/15/2029(b)	8,320,000	7,749,243

		22,687,567

Financial Services-4.10%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10%, 01/19/2029	4,464,000	4,507,826
4.63%, 09/10/2029(b)	7,223,000	7,169,996
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	5,531,000	5,735,100
BlackRock Funding, Inc., 4.70%, 03/14/2029	2,760,000	2,804,685
Blackstone Private Credit Fund, 4.00%, 01/15/2029(b)	3,561,000	3,383,898
Corebridge Financial, Inc., 3.85%, 04/05/2029	5,504,000	5,342,977
Enact Holdings, Inc., 6.25%, 05/28/2029	4,135,000	4,248,053
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	2,576,000	2,486,063
Fiserv, Inc., 3.50%, 07/01/2029	16,675,000	15,902,030
Global Payments, Inc., 5.30%, 08/15/2029	2,756,000	2,780,707
Mastercard, Inc., 2.95%, 06/01/2029	5,507,000	5,253,543
ORIX Corp. (Japan), 4.65%, 09/10/2029	3,861,000	3,851,762
PayPal Holdings, Inc., 2.85%, 10/01/2029	8,278,000	7,743,586
Radian Group, Inc., 6.20%, 05/15/2029(b)	3,445,000	3,548,017

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Financial Services-(continued)
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	$5,232,000	$5,164,538
State Street Bank and Trust Co., 4.78%, 11/23/2029(b)	4,430,000	4,484,964

		84,407,745

Food Products-1.11%
Bunge Ltd. Finance Corp., 4.20%, 09/17/2029(b)	4,479,000	4,421,702
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 02/02/2029	3,307,000	3,112,769
Mondelez International, Inc., 4.75%, 02/20/2029(b)	3,060,000	3,098,307
The Campbell’s Company, 5.20%, 03/21/2029(b)	3,280,000	3,338,822
Tyson Foods, Inc.
4.35%, 03/01/2029	5,560,000	5,500,934
5.40%, 03/15/2029	3,336,000	3,424,908

		22,897,442

Gas Utilities-0.15%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029(b)	3,304,000	3,168,780

Ground Transportation-0.61%
CSX Corp., 4.25%, 03/15/2029	5,228,000	5,194,039
Ryder System, Inc., 5.38%, 03/15/2029	3,046,000	3,116,007
Union Pacific Corp., 3.70%, 03/01/2029(b)	4,261,000	4,178,435

		12,488,481

Health Care Equipment & Supplies-1.41%
Becton, Dickinson and Co.
4.87%, 02/08/2029	3,419,000	3,441,256
5.08%, 06/07/2029	3,282,000	3,330,365
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	4,405,000	4,081,934
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029(b)	5,559,000	5,590,647
Solventum Corp., 5.40%, 03/01/2029	8,254,000	8,424,794
Stryker Corp., 4.25%, 09/11/2029	4,134,000	4,105,179

		28,974,175

Health Care Providers & Services-5.40%
Cardinal Health, Inc.
5.13%, 02/15/2029(b)	3,605,000	3,673,590
5.00%, 11/15/2029	4,170,000	4,218,889
Cencora, Inc., 4.85%, 12/15/2029(b)	3,283,000	3,309,409
Centene Corp., 4.63%, 12/15/2029	18,248,000	17,584,247
Cigna Group (The), 5.00%, 05/15/2029(b)	5,506,000	5,590,914
CommonSpirit Health, 3.35%, 10/01/2029	4,888,000	4,618,960
CVS Health Corp.
5.00%, 01/30/2029	5,528,000	5,566,507
5.40%, 06/01/2029(b)	5,543,000	5,653,890
Elevance Health, Inc.
5.15%, 06/15/2029	3,314,000	3,378,349
2.88%, 09/15/2029	4,568,000	4,259,125

	Principal Amount	Value
Health Care Providers & Services-(continued)
HCA, Inc.
5.88%, 02/01/2029(b)	$5,532,000	$5,711,093
3.38%, 03/15/2029	2,733,000	2,600,079
4.13%, 06/15/2029	11,163,000	10,871,827
Humana, Inc., 3.70%, 03/23/2029	3,272,000	3,143,880
Icon Investments Six DAC, 5.85%, 05/08/2029	4,108,000	4,210,862
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029(b)	3,581,000	3,328,534
McKesson Corp., 4.25%, 09/15/2029	2,742,000	2,721,283
Quest Diagnostics, Inc.
4.20%, 06/30/2029	2,753,000	2,722,193
4.63%, 12/15/2029	3,306,000	3,312,960
UnitedHealth Group, Inc.
4.25%, 01/15/2029(b)	6,975,000	6,893,955
4.00%, 05/15/2029	5,035,000	4,920,357
Universal Health Services, Inc., 4.63%, 10/15/2029(b)	2,758,000	2,703,613

		110,994,516

Health Care REITs-0.76%
Healthpeak OP LLC, 3.50%, 07/15/2029.	3,606,000	3,439,803
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029(b)	2,776,000	2,615,300
Ventas Realty L.P., 4.40%, 01/15/2029	4,141,000	4,100,131
Welltower OP LLC
2.05%, 01/15/2029	2,753,000	2,528,594
4.13%, 03/15/2029(b)	3,048,000	3,011,412

		15,695,240

Hotels, Restaurants & Leisure-1.05%
Hyatt Hotels Corp., 5.25%, 06/30/2029	3,335,000	3,361,593
Las Vegas Sands Corp., 6.00%, 08/15/2029	2,772,000	2,816,628
Marriott International, Inc.
4.90%, 04/15/2029	4,448,000	4,489,330
4.88%, 05/15/2029(b)	2,758,000	2,780,090
McDonald’s Corp., 5.00%, 05/17/2029	2,787,000	2,848,329
Starbucks Corp., 3.55%, 08/15/2029	5,543,000	5,347,707

		21,643,677

Household Durables-0.13%
Leggett & Platt, Inc., 4.40%, 03/15/2029(b)	2,768,000	2,655,379

Household Products-0.61%
Clorox Co. (The), 4.40%, 05/01/2029	2,740,000	2,740,432
Kimberly-Clark Corp., 3.20%, 04/25/2029	3,833,000	3,698,116
Procter & Gamble Co. (The)
4.35%, 01/29/2029	3,282,000	3,317,119
4.15%, 10/24/2029(b)	2,781,000	2,788,961

		12,544,628

Industrial Conglomerates-0.80%
3M Co.
3.38%, 03/01/2029(b)	4,430,000	4,260,269
2.38%, 08/26/2029(b)	5,545,000	5,105,294
Honeywell International, Inc.
4.25%, 01/15/2029(b)	4,181,000	4,164,108
4.88%, 09/01/2029	2,761,000	2,813,185

		16,342,856

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Insurance-2.70%
Allstate Corp. (The), 5.05%, 06/24/2029	$2,773,000	$2,833,731
American National Group, Inc., 5.75%, 10/01/2029	3,312,000	3,370,281
Aon Corp., 3.75%, 05/02/2029	4,154,000	4,037,168
Aon North America, Inc., 5.15%, 03/01/2029	5,558,000	5,671,334
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	4,137,000	4,171,796
Chubb INA Holdings LLC, 4.65%, 08/15/2029	3,863,000	3,903,149
CNA Financial Corp., 3.90%, 05/01/2029	2,753,000	2,676,584
CNO Financial Group, Inc., 5.25%, 05/30/2029	2,760,000	2,755,864
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	3,075,000	3,145,067
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	3,303,000	3,079,515
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	8,338,000	8,337,340
PartnerRe Finance B LLC, 3.70%, 07/02/2029	2,756,000	2,647,263
Principal Financial Group, Inc., 3.70%, 05/15/2029	2,770,000	2,681,407
Progressive Corp. (The), 4.00%, 03/01/2029	3,028,000	2,990,228
Reinsurance Group of America, Inc., 3.90%, 05/15/2029(b)	3,307,000	3,223,932

		55,524,659

Interactive Media & Services-0.27%
Meta Platforms, Inc., 4.30%, 08/15/2029	5,560,000	5,583,488

IT Services-0.85%
International Business Machines Corp., 3.50%, 05/15/2029	18,110,000	17,472,932

Leisure Products-0.37%
Hasbro, Inc., 3.90%, 11/19/2029	5,044,000	4,809,494
Polaris, Inc., 6.95%, 03/15/2029(b)	2,756,000	2,861,222

		7,670,716

Life Sciences Tools & Services-1.06%
IQVIA, Inc., 6.25%, 02/01/2029	6,946,000	7,200,995
Revvity, Inc., 3.30%, 09/15/2029	4,649,000	4,372,089
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	5,509,000	5,637,138
2.60%, 10/01/2029(b)	4,925,000	4,580,796

		21,791,018

Machinery-3.32%
Caterpillar Financial Services Corp.
4.85%, 02/27/2029(b)	3,310,000	3,369,441
4.38%, 08/16/2029(b)	3,329,000	3,330,438
4.70%, 11/15/2029(b)	5,005,000	5,074,046
Caterpillar, Inc., 2.60%, 09/19/2029	2,755,000	2,570,999
CNH Industrial Capital LLC
5.50%, 01/12/2029	2,754,000	2,825,858
5.10%, 04/20/2029(b)	3,307,000	3,349,711
Cummins, Inc., 4.90%, 02/20/2029	2,759,000	2,816,658
Deere & Co., 5.38%, 10/16/2029(b)	2,772,000	2,896,847
IDEX Corp., 4.95%, 09/01/2029	2,758,000	2,778,163

	Principal Amount	Value
Machinery-(continued)
Ingersoll Rand, Inc., 5.18%, 06/15/2029(b)	$4,137,000	$4,219,163
John Deere Capital Corp.
4.50%, 01/16/2029	5,562,000	5,601,579
3.45%, 03/07/2029(b)	3,326,000	3,225,227
3.35%, 04/18/2029	3,301,000	3,193,415
4.85%, 06/11/2029(b)	4,704,000	4,795,450
Nordson Corp., 4.50%, 12/15/2029(b)	3,328,000	3,289,915
Parker-Hannifin Corp.
3.25%, 06/14/2029	5,547,000	5,310,303
4.50%, 09/15/2029	5,544,000	5,568,987
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	4,134,000	4,063,076

		68,279,276

Media-1.87%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
2.25%, 01/15/2029(b)	6,916,000	6,325,051
5.05%, 03/30/2029(b)	6,982,000	7,015,899
6.10%, 06/01/2029	8,340,000	8,684,355
Comcast Corp.
4.55%, 01/15/2029(b)	5,560,000	5,598,435
5.10%, 06/01/2029	4,169,000	4,277,905
Discovery Communications LLC, 4.13%, 05/15/2029(b)	4,159,000	3,873,395
Paramount Global, 4.20%, 06/01/2029(b)	2,776,000	2,683,564

		38,458,604

Metals & Mining-0.13%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	2,753,000	2,687,719

Multi-Utilities-1.63%
Ameren Corp., 5.00%, 01/15/2029	3,862,000	3,907,268
CenterPoint Energy, Inc., 5.40%, 06/01/2029(b)	3,856,000	3,965,272
Consumers Energy Co.
4.90%, 02/15/2029(b)	2,759,000	2,803,403
4.60%, 05/30/2029	3,312,000	3,334,546
DTE Energy Co.
5.10%, 03/01/2029	6,672,000	6,766,327
Series C, 3.40%, 06/15/2029	2,634,000	2,505,355
NiSource, Inc., 5.20%, 07/01/2029	3,330,000	3,393,857
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	4,162,000	4,255,958
Sempra, 3.70%, 04/01/2029	2,756,000	2,663,197

		33,595,183

Office REITs-0.21%
Boston Properties L.P., 3.40%, 06/21/2029	4,689,000	4,401,086

Oil, Gas & Consumable Fuels-7.35%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	2,768,000	2,780,472
BP Capital Markets America, Inc.
4.70%, 04/10/2029(b)	6,953,000	7,025,594
4.97%, 10/17/2029(b)	4,136,000	4,219,961
4.87%, 11/25/2029	3,602,000	3,652,094
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	8,343,000	8,171,609

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Chevron USA, Inc., 3.25%, 10/15/2029	$2,752,000	$2,642,193
ConocoPhillips Co., 6.95%, 04/15/2029	3,887,000	4,214,951
DCP Midstream Operating L.P., 5.13%, 05/15/2029	3,305,000	3,335,081
Diamondback Energy, Inc., 3.50%, 12/01/2029	5,106,000	4,830,741
Enbridge, Inc. (Canada)
5.30%, 04/05/2029(b)	4,168,000	4,261,319
3.13%, 11/15/2029(b)	5,563,000	5,195,154
Energy Transfer L.P.
5.25%, 04/15/2029	8,336,000	8,465,692
5.25%, 07/01/2029(b)	5,563,000	5,655,685
4.15%, 09/15/2029	3,016,000	2,939,835
Enterprise Products Operating LLC, 3.13%, 07/31/2029	6,946,000	6,594,910
Expand Energy Corp., 5.38%, 02/01/2029(b)	3,862,000	3,851,953
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	6,954,000	6,501,551
Kinder Morgan, Inc.
5.00%, 02/01/2029	6,951,000	7,030,918
5.10%, 08/01/2029	2,781,000	2,821,310
MPLX L.P., 4.80%, 02/15/2029	4,153,000	4,168,041
Occidental Petroleum Corp., 5.20%, 08/01/2029	6,672,000	6,631,835
ONEOK, Inc.
4.35%, 03/15/2029	3,879,000	3,815,880
4.40%, 10/15/2029(b)	3,303,000	3,251,426
Phillips 66 Co., 3.15%, 12/15/2029	3,124,000	2,933,587
Shell Finance US, Inc., 2.38%, 11/07/2029(b)	5,976,000	5,514,415
Shell International Finance B.V., 2.38%, 11/07/2029(b)	2,341,000	2,176,937
Targa Resources Corp., 6.15%, 03/01/2029	5,556,000	5,801,145
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029(b)	3,767,000	3,839,726
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029	6,954,000	6,763,125
Valero Energy Corp., 4.00%, 04/01/2029(b)	2,417,000	2,361,700
Western Midstream Operating L.P., 6.35%, 01/15/2029	3,327,000	3,455,484
Williams Cos., Inc. (The), 4.90%, 03/15/2029(b)	6,117,000	6,170,562

		151,074,886

Paper & Forest Products-0.15%
Georgia-Pacific LLC, 7.75%, 11/15/2029	2,758,000	3,110,605

Passenger Airlines-0.12%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	2,615,000	2,459,224

Personal Care Products-0.37%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	3,584,000	3,278,119
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	4,649,000	4,256,722

		7,534,841

	Principal Amount	Value
Pharmaceuticals-4.02%
AstraZeneca Finance LLC (United Kingdom), 4.85%, 02/26/2029	$6,902,000	$7,020,162
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	5,556,000	5,509,840
Bristol-Myers Squibb Co., 4.90%, 02/22/2029	9,726,000	9,910,564
Eli Lilly and Co.
4.50%, 02/09/2029(b)	5,517,000	5,561,114
3.38%, 03/15/2029	5,094,000	4,954,411
4.20%, 08/14/2029	5,562,000	5,554,847
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	5,508,000	5,310,064
Haleon US Capital LLC, 3.38%, 03/24/2029(b)	5,503,000	5,285,103
Johnson & Johnson, 4.80%, 06/01/2029	6,395,000	6,548,027
Merck & Co., Inc., 3.40%, 03/07/2029	9,732,000	9,428,959
Novartis Capital Corp., 3.80%, 09/18/2029(b)	5,474,000	5,385,964
Pfizer, Inc., 3.45%, 03/15/2029(b)	9,731,000	9,464,695
Royalty Pharma PLC, 5.15%, 09/02/2029(b)	2,734,000	2,765,314

		82,699,064

Professional Services-0.36%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	4,134,000	3,825,230
Equifax, Inc., 4.80%, 09/15/2029	3,608,000	3,602,146

		7,427,376

Real Estate Management & Development-0.14%
CBRE Services, Inc., 5.50%, 04/01/2029(b)	2,758,000	2,834,883

Residential REITs-0.44%
Camden Property Trust, 3.15%, 07/01/2029	3,302,000	3,130,788
ERP Operating L.P., 3.00%, 07/01/2029	3,322,000	3,138,728
Essex Portfolio L.P., 4.00%, 03/01/2029	2,773,000	2,706,286

		8,975,802

Retail REITs-0.59%
Realty Income Corp.
3.25%, 06/15/2029	2,736,000	2,601,858
3.10%, 12/15/2029(b)	3,286,000	3,077,605
Simon Property Group L.P., 2.45%, 09/13/2029	6,945,000	6,390,018

		12,069,481

Semiconductors & Semiconductor Equipment-3.54%
Applied Materials, Inc., 4.80%, 06/15/2029	3,861,000	3,938,694
Broadcom, Inc., 5.05%, 07/12/2029(b)	12,516,000	12,742,900
Intel Corp.
4.00%, 08/05/2029	4,711,000	4,569,163
2.45%, 11/15/2029	11,116,000	10,057,894
KLA Corp., 4.10%, 03/15/2029(b)	4,435,000	4,402,220
Lam Research Corp., 4.00%, 03/15/2029(b)	5,512,000	5,436,231
Marvell Technology, Inc., 5.75%, 02/15/2029(b)	2,769,000	2,865,514
Microchip Technology, Inc., 5.05%, 03/15/2029(b)	5,512,000	5,548,362

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Micron Technology, Inc.
5.33%, 02/06/2029	$3,880,000	$3,938,305
6.75%, 11/01/2029	6,898,000	7,377,371
Qorvo, Inc., 4.38%, 10/15/2029	4,717,000	4,530,522
Texas Instruments, Inc.
4.60%, 02/08/2029(b)	3,601,000	3,642,037
2.25%, 09/04/2029(b)	4,161,000	3,830,810

		72,880,023

Software-2.65%
Accenture Capital, Inc., 4.05%, 10/04/2029	6,667,000	6,584,972
Adobe, Inc., 4.80%, 04/04/2029(b)	4,138,000	4,225,338
AppLovin Corp., 5.13%, 12/01/2029	5,520,000	5,558,800
Atlassian Corp., 5.25%, 05/15/2029(b)	2,762,000	2,818,229
Cadence Design Systems, Inc., 4.30%, 09/10/2029(b)	5,542,000	5,506,040
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	4,154,000	3,890,884
Oracle Corp.
4.20%, 09/27/2029	8,339,000	8,216,190
6.15%, 11/09/2029	6,953,000	7,381,332
Roper Technologies, Inc.
2.95%, 09/15/2029	3,852,000	3,604,486
4.50%, 10/15/2029(b)	2,754,000	2,740,886
Workday, Inc., 3.70%, 04/01/2029(b)	4,133,000	4,004,692

		54,531,849

Specialized REITs-1.95%
American Tower Corp.
5.20%, 02/15/2029(b)	3,589,000	3,654,592
3.95%, 03/15/2029	3,306,000	3,218,321
3.80%, 08/15/2029	9,173,000	8,856,267
Crown Castle, Inc.
4.30%, 02/15/2029	3,322,000	3,260,909
5.60%, 06/01/2029	4,140,000	4,255,276
4.90%, 09/01/2029	3,050,000	3,058,536
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	4,132,000	4,142,640
Public Storage Operating Co.
5.13%, 01/15/2029(b)	2,761,000	2,834,746
3.39%, 05/01/2029(b)	2,768,000	2,670,083
Weyerhaeuser Co., 4.00%, 11/15/2029	4,159,000	4,051,433

		40,002,803

Specialty Retail-2.17%
AutoZone, Inc., 5.10%, 07/15/2029(b)	3,335,000	3,400,270
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	9,704,000	9,904,745
Home Depot, Inc. (The)
4.90%, 04/15/2029	4,170,000	4,263,452
2.95%, 06/15/2029	9,731,000	9,253,350
4.75%, 06/25/2029(b)	6,954,000	7,062,321
Lowe’s Cos., Inc., 3.65%, 04/05/2029(b) .	8,279,000	8,032,992
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	2,771,000	2,704,258

		44,621,388

Technology Hardware, Storage & Peripherals-1.69%
Apple, Inc.
3.25%, 08/08/2029(b)	5,555,000	5,368,575
2.20%, 09/11/2029(b)	9,733,000	8,985,639

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	$9,700,000	$9,621,350
HP, Inc., 4.00%, 04/15/2029	5,557,000	5,385,626
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	2,760,000	2,769,759
Western Digital Corp., 2.85%, 02/01/2029	2,751,000	2,516,347

		34,647,296

Tobacco-1.67%
Altria Group, Inc., 4.80%, 02/14/2029(b)	10,643,000	10,684,457
B.A.T. Capital Corp. (United Kingdom), 3.46%, 09/06/2029	2,753,000	2,619,249
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029(b)	5,473,000	5,717,903
Philip Morris International, Inc.
3.38%, 08/15/2029	4,108,000	3,942,597
4.63%, 11/01/2029	4,110,000	4,125,443
5.63%, 11/17/2029(b)	6,945,000	7,249,868

		34,339,517

Trading Companies & Distributors-0.27%
Air Lease Corp., 5.10%, 03/01/2029	2,781,000	2,827,515
GATX Corp., 4.70%, 04/01/2029	2,781,000	2,781,316

		5,608,831

Water Utilities-0.14%
American Water Capital Corp., 3.45%, 06/01/2029	3,057,000	2,936,475

Wireless Telecommunication Services-1.78%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029(b)	6,933,000	6,985,724
T-Mobile USA, Inc.
4.85%, 01/15/2029(b)	5,556,000	5,610,616
2.63%, 02/15/2029	5,538,000	5,155,502
2.40%, 03/15/2029	2,756,000	2,548,649
3.38%, 04/15/2029	13,067,000	12,469,909
4.20%, 10/01/2029	3,860,000	3,806,214

		36,576,614

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,016,197,178)		2,026,671,721

	Shares
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $6,158,717)	6,158,717	6,158,717

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.85% (Cost $2,022,355,895)		2,032,830,438

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.19%
Invesco Private Government Fund, 4.29%(c)(d)(e)	75,206,115	75,206,115

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

May 31, 2025

(Unaudited)

	Shares	Value

Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(c)(d)(e)	195,882,339	$195,921,515

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $271,140,174)		271,127,630

TOTAL INVESTMENTS IN SECURITIES-112.04% (Cost $2,293,496,069)		2,303,958,068
OTHER ASSETS LESS LIABILITIES-(12.04)%		(247,500,472)

NET ASSETS-100.00%		$2,056,457,596

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$390,604	$73,423,597	$(67,655,484)	$-	$-	$6,158,717	$170,629

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	55,029,258	256,464,862	(236,288,005)	-	-	75,206,115	2,659,899	*

Invesco Private Prime Fund	143,491,168	609,924,462	(557,452,892)	(22,280)	(18,943)	195,921,515	7,128,570	*

Total	$198,911,030	$939,812,921	$(861,396,381)	$(22,280)	$(18,943)	$277,286,347	$9,959,098

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.93%
Aerospace & Defense-2.30%
Boeing Co. (The), 5.15%, 05/01/2030	$24,399,000	$24,623,877
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030(b)	2,828,000	2,873,559
RTX Corp., 2.25%, 07/01/2030	5,875,000	5,249,264
Textron, Inc., 3.00%, 06/01/2030	3,801,000	3,477,419

		36,224,119

Automobile Components-0.25%
Magna International, Inc. (Canada), 2.45%, 06/15/2030(b)	4,393,000	3,926,345

Automobiles-2.80%
American Honda Finance Corp.
4.80%, 03/05/2030(b)	1,750,000	1,753,116
4.60%, 04/17/2030(b)	4,122,000	4,094,549
5.85%, 10/04/2030(b)	2,945,000	3,082,765
Ford Motor Credit Co. LLC
7.35%, 03/06/2030(b)	6,400,000	6,669,091
7.20%, 06/10/2030(b)	4,868,000	5,055,401
4.00%, 11/13/2030	8,999,000	8,018,138
General Motors Co., 5.63%, 04/15/2030	1,000,000	1,009,030
Toyota Motor Credit Corp.
4.95%, 01/09/2030	4,118,000	4,183,127
4.55%, 05/17/2030	4,000,000	3,992,535
5.55%, 11/20/2030(b)	6,095,000	6,357,640

		44,215,392

Banks-5.62%
Banco Santander S.A. (Spain)
5.57%, 01/17/2030	5,673,000	5,834,156
3.49%, 05/28/2030	5,600,000	5,252,589
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030	7,210,000	7,289,935
Citizens Financial Group, Inc., 3.25%, 04/30/2030	4,391,000	4,056,156
Huntington National Bank (The), 5.65%, 01/10/2030(b)	5,151,000	5,308,088
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	6,744,000	6,132,346
2.05%, 07/17/2030	6,819,000	5,986,057
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030(b)	7,457,000	7,768,610
2.75%, 01/15/2030	6,876,000	6,322,276
5.24%, 04/15/2030	4,398,000	4,493,386
2.13%, 07/08/2030	8,285,000	7,310,774
5.85%, 07/13/2030(b)	3,588,000	3,763,847
2.14%, 09/23/2030	3,462,000	3,016,161
Truist Bank, 2.25%, 03/11/2030	7,195,000	6,362,680
Truist Financial Corp., 1.95%, 06/05/2030	4,289,000	3,751,283
U.S. Bancorp, 1.38%, 07/22/2030	7,052,000	6,010,391

		88,658,735

Beverages-2.17%
Coca-Cola Co. (The), 1.65%, 06/01/2030	8,795,000	7,746,967
Constellation Brands, Inc., 2.88%, 05/01/2030	3,512,000	3,217,517
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	5,905,000	5,260,107

	Principal Amount	Value
Beverages-(continued)
Diageo Investment Corp. (United Kingdom), 5.13%, 08/15/2030(b)	$3,193,000	$3,258,895
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030(b)	4,389,500	4,095,345
PepsiCo, Inc.
4.60%, 02/07/2030(b)	5,450,000	5,509,296
1.63%, 05/01/2030(b)	5,852,000	5,139,453

		34,227,580

Biotechnology-2.81%
AbbVie, Inc., 4.88%, 03/15/2030	3,405,000	3,461,320
Amgen, Inc.
2.45%, 02/21/2030	6,897,000	6,260,163
5.25%, 03/02/2030	15,174,000	15,562,053
Biogen, Inc., 2.25%, 05/01/2030	8,795,000	7,803,809
Gilead Sciences, Inc., 1.65%, 10/01/2030	5,850,000	5,053,481
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030(b)	7,311,000	6,265,267

		44,406,093

Broadline Retail-0.93%
Amazon.com, Inc., 1.50%, 06/03/2030	11,049,000	9,699,977
eBay, Inc., 2.70%, 03/11/2030	5,458,000	5,011,961

		14,711,938

Building Products-0.67%
CRH SMW Finance DAC, 5.13%, 01/09/2030	7,340,000	7,460,535
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	3,662,000	3,175,542

		10,636,077

Capital Markets-2.79%
Blackstone Secured Lending Fund, 5.30%, 06/30/2030	2,000,000	1,965,450
Blue Owl Credit Income Corp., 5.80%, 03/15/2030	680,000	673,869
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	4,386,000	4,283,041
Cboe Global Markets, Inc., 1.63%, 12/15/2030	2,930,000	2,504,705
CI Financial Corp. (Canada), 3.20%, 12/17/2030	5,313,000	4,637,128
CME Group, Inc., 4.40%, 03/15/2030	3,550,000	3,544,578
Franklin Resources, Inc., 1.60%, 10/30/2030(b)	4,970,000	4,238,559
FS KKR Capital Corp., 6.13%, 01/15/2030	4,100,000	4,039,110
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	5,896,000	5,288,204
Northern Trust Corp., 1.95%, 05/01/2030	5,745,000	5,095,935
S&P Global, Inc., 1.25%, 08/15/2030(b)	3,513,000	2,998,003
Sixth Street Lending Partners, 5.75%, 01/15/2030	3,390,000	3,375,084
State Street Corp., 4.73%, 02/28/2030	1,369,000	1,377,840

		44,021,506

Chemicals-2.05%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030(b)	5,279,000	4,705,655

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Chemicals-(continued)
Celanese US Holdings LLC
6.50%, 04/15/2030(b)	$3,818,000	$3,850,656
7.05%, 11/15/2030(b)	5,602,000	5,777,343
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	4,800,000	4,156,629
EIDP, Inc., 2.30%, 07/15/2030(b)	2,930,000	2,641,485
Linde, Inc., 1.10%, 08/10/2030	4,093,000	3,487,735
LYB International Finance III LLC, 2.25%, 10/01/2030(b)	2,824,000	2,468,374
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	2,927,000	2,688,275
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	2,928,000	2,615,270

		32,391,422

Commercial Services & Supplies-0.96%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	3,515,000	3,512,469
Republic Services, Inc., 2.30%, 03/01/2030	3,515,000	3,184,834
Waste Management, Inc.
4.63%, 02/15/2030	4,285,000	4,317,929
4.65%, 03/15/2030(b)	4,032,000	4,057,808

		15,073,040

Communications Equipment-0.58%
Cisco Systems, Inc., 4.75%, 02/24/2030	4,450,000	4,525,926
Motorola Solutions, Inc., 2.30%, 11/15/2030	5,261,000	4,625,394

		9,151,320

Construction & Engineering-0.34%
Quanta Services, Inc., 2.90%, 10/01/2030(b)	5,850,000	5,315,011
Construction Materials-0.43%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	2,800,000	2,547,056
Vulcan Materials Co., 3.50%, 06/01/2030	4,385,000	4,164,489

		6,711,545

Consumer Finance-1.15%
General Motors Financial Co., Inc.
5.35%, 01/07/2030	6,540,000	6,547,504
5.85%, 04/06/2030(b)	5,775,000	5,901,709
3.60%, 06/21/2030	6,103,000	5,625,604

		18,074,817

Consumer Staples Distribution & Retail-1.38%
Costco Wholesale Corp., 1.60%, 04/20/2030	10,270,000	9,076,219
Kroger Co. (The), 2.20%, 05/01/2030	2,929,000	2,614,778
Sysco Corp., 5.10%, 09/23/2030	2,173,000	2,204,409
Walmart, Inc.
4.00%, 04/15/2030	2,950,000	2,936,440
4.35%, 04/28/2030	5,000,000	5,019,930

		21,851,776

Containers & Packaging-0.54%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	2,923,000	2,625,167

	Principal Amount	Value
Containers & Packaging-(continued)
Avery Dennison Corp., 2.65%, 04/30/2030	$2,928,000	$2,652,867
Sonoco Products Co., 3.13%, 05/01/2030(b)	3,516,000	3,231,061

		8,509,095

Distributors-0.16%
Genuine Parts Co., 1.88%, 11/01/2030	2,927,000	2,499,841

Diversified Consumer Services-0.15%
Yale University, Series 2020, 1.48%, 04/15/2030	2,755,000	2,427,108

Diversified REITs-0.36%
VICI Properties L.P., 4.95%, 02/15/2030	5,763,000	5,721,784

Diversified Telecommunication Services-0.67%
Verizon Communications, Inc.
1.50%, 09/18/2030(b)	5,877,000	5,012,843
1.68%, 10/30/2030	6,503,000	5,574,735

		10,587,578

Electric Utilities-5.45%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	3,506,000	3,071,852
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	3,507,000	3,009,950
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	6,442,000	6,203,729
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/2030	2,400,000	2,424,767
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	2,924,000	2,677,098
Duke Energy Corp., 2.45%, 06/01/2030 .	4,972,000	4,468,814
Duke Energy Florida LLC, 1.75%, 06/15/2030	2,923,000	2,552,455
Edison International, 6.25%, 03/15/2030(b)	1,204,000	1,220,245
Entergy Corp., 2.80%, 06/15/2030	3,516,000	3,198,758
Eversource Energy, Series R, 1.65%, 08/15/2030	3,513,000	3,013,056
FirstEnergy Corp., 2.65%, 03/01/2030(b)	3,514,000	3,192,002
Florida Power & Light Co., 4.63%, 05/15/2030	2,932,000	2,952,610
Georgia Power Co., 4.55%, 03/15/2030 .	3,520,000	3,528,174
National Rural Utilities Cooperative
Finance Corp., 4.95%, 02/07/2030	2,960,000	2,999,182
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	3,529,000	3,593,989
5.05%, 03/15/2030	5,450,000	5,526,132
2.25%, 06/01/2030	9,589,000	8,532,359
Pacific Gas and Electric Co., 4.55%, 07/01/2030	16,904,000	16,378,436
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	4,682,000	4,022,890
Southern California Edison Co., 5.25%, 03/15/2030	3,460,000	3,479,981

		86,046,479

Electrical Equipment-0.74%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	2,822,000	2,446,664

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Electrical Equipment-(continued)
Emerson Electric Co., 1.95%, 10/15/2030	$2,930,000	$2,582,965
Regal Rexnord Corp., 6.30%, 02/15/2030	6,450,000	6,690,638

		11,720,267

Electronic Equipment, Instruments & Components-0.47%
Jabil, Inc., 3.60%, 01/15/2030(b)	2,930,000	2,757,002
Keysight Technologies, Inc., 5.35%, 07/30/2030	2,000,000	2,041,356
Teledyne FLIR LLC, 2.50%, 08/01/2030	2,843,000	2,544,286

		7,342,644

Energy Equipment & Services-0.67%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030(b)	2,936,000	2,906,776
Halliburton Co., 2.92%, 03/01/2030(b)	5,851,000	5,372,557
Schlumberger Investment S.A., 2.65%, 06/26/2030	2,508,000	2,278,165

		10,557,498

Financial Services-2.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.15%, 09/30/2030	5,005,000	5,287,381
Block Financial LLC, 3.88%, 08/15/2030(b)	3,807,000	3,583,438
Fiserv, Inc.
4.75%, 03/15/2030	4,970,000	4,958,159
2.65%, 06/01/2030(b)	5,851,000	5,288,742
Global Payments, Inc., 2.90%, 05/15/2030	5,849,000	5,302,164
LPL Holdings, Inc.
5.20%, 03/15/2030	3,019,000	3,033,958
5.15%, 06/15/2030	1,002,000	1,004,651
PayPal Holdings, Inc., 2.30%, 06/01/2030	5,600,000	5,042,549
RELX Capital, Inc. (United Kingdom)
4.75%, 03/27/2030	2,000,000	2,017,750
3.00%, 05/22/2030	4,385,000	4,093,324

		39,612,116

Food Products-2.06%
General Mills, Inc., 4.88%, 01/30/2030	4,410,000	4,450,340
Hershey Co. (The), 4.75%, 02/24/2030	1,000,000	1,013,118
Hormel Foods Corp., 1.80%, 06/11/2030	5,864,000	5,172,380
Ingredion, Inc., 2.90%, 06/01/2030	3,508,000	3,228,348
JM Smucker Co. (The), 2.38%, 03/15/2030(b)	2,928,000	2,638,069
Kellanova, 2.10%, 06/01/2030	2,932,000	2,607,797
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	4,330,000	4,147,234
McCormick & Co., Inc., 2.50%, 04/15/2030	2,930,000	2,646,715
Mondelez International, Inc., 2.75%, 04/13/2030	4,393,000	4,037,466
The Campbell’s Company, 2.38%, 04/24/2030(b)	2,923,000	2,615,454

		32,556,921

	Principal Amount	Value
Gas Utilities-0.51%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	$2,877,000	$2,474,098
National Fuel Gas Co., 5.50%, 03/15/2030	2,000,000	2,040,423
Southern California Gas Co., Series XX, 2.55%, 02/01/2030(b)	3,806,000	3,466,686

		7,981,207

Ground Transportation-1.25%
Canadian Pacific Railway Co. (Canada)
2.05%, 03/05/2030	2,932,000	2,612,430
4.80%, 03/30/2030(b)	2,512,000	2,531,362
J.B. Hunt Transport Services, Inc., 4.90%, 03/15/2030	3,789,000	3,812,641
Norfolk Southern Corp., 5.05%, 08/01/2030	3,520,000	3,603,254
Uber Technologies, Inc., 4.30%, 01/15/2030	7,280,000	7,181,424

		19,741,111

Health Care Equipment & Supplies-2.74%
Abbott Laboratories, 1.40%, 06/30/2030(b)	3,799,000	3,316,413
Becton, Dickinson and Co., 2.82%, 05/20/2030	4,386,000	4,008,109
Boston Scientific Corp., 2.65%, 06/01/2030	7,038,000	6,458,652
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	4,387,000	3,960,887
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	7,308,000	7,652,746
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	5,850,000	5,077,756
Stryker Corp.
4.85%, 02/10/2030	4,690,000	4,739,516
1.95%, 06/15/2030	5,851,000	5,162,269
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/2030(b)	2,880,000	2,923,637

		43,299,985

Health Care Providers & Services-5.80%
Cencora, Inc., 2.80%, 05/15/2030	2,936,000	2,698,385
Centene Corp.
3.38%, 02/15/2030	10,611,000	9,677,600
3.00%, 10/15/2030	11,901,000	10,476,464
Cigna Group (The), 2.40%, 03/15/2030	8,219,000	7,415,707
CommonSpirit Health, 2.78%, 10/01/2030(b)	3,224,000	2,910,786
CVS Health Corp.
5.13%, 02/21/2030	8,180,000	8,229,513
1.75%, 08/21/2030(b)	7,358,000	6,259,871
Elevance Health, Inc.
4.75%, 02/15/2030	4,277,000	4,298,454
2.25%, 05/15/2030	6,351,000	5,659,168
HCA, Inc., 5.25%, 03/01/2030	2,138,000	2,170,837
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	3,814,000	3,747,092
Sutter Health, Series 20-A, 2.29%, 08/15/2030	4,093,000	3,634,784

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
4.80%, 01/15/2030	$6,811,000	$6,845,394
5.30%, 02/15/2030	6,815,000	6,980,603
2.00%, 05/15/2030	7,233,000	6,372,957
Universal Health Services, Inc., 2.65%, 10/15/2030(b)	4,683,000	4,112,966

		91,490,581

Hotel & Resort REITs-0.24%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	4,142,000	3,774,935

Hotels, Restaurants & Leisure-2.07%
Booking Holdings, Inc., 4.63%, 04/13/2030(b)	8,710,000	8,758,302
Las Vegas Sands Corp., 6.00%, 06/14/2030	1,000,000	1,011,376
Marriott International, Inc.
4.80%, 03/15/2030	2,824,000	2,830,588
Series FF, 4.63%, 06/15/2030(b)	5,776,000	5,732,174
McDonald’s Corp.
2.13%, 03/01/2030	4,390,000	3,947,254
4.60%, 05/15/2030	345,000	346,314
Starbucks Corp.
2.25%, 03/12/2030	4,385,000	3,929,490
2.55%, 11/15/2030	6,900,000	6,171,349

		32,726,847

Household Durables-0.48%
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,932,000	2,763,139
NVR, Inc., 3.00%, 05/15/2030	5,289,000	4,881,708

		7,644,847

Household Products-0.56%
Clorox Co. (The), 1.80%, 05/15/2030(b) .	2,930,000	2,558,687
Procter & Gamble Co. (The), 1.20%, 10/29/2030	7,355,000	6,286,699

		8,845,386

Industrial Conglomerates-0.80%
3M Co., 4.80%, 03/15/2030	1,500,000	1,511,708
Honeywell International, Inc.
4.70%, 02/01/2030	5,877,000	5,929,126
1.95%, 06/01/2030	5,863,000	5,192,721

		12,633,555

Insurance-3.33%
Alleghany Corp., 3.63%, 05/15/2030	2,773,000	2,668,589
Allstate Corp. (The), 1.45%, 12/15/2030	3,454,000	2,917,384
Aon Corp., 2.80%, 05/15/2030	5,515,000	5,055,128
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030	2,757,000	2,487,826
1.45%, 10/15/2030	4,140,000	3,595,705
Brighthouse Financial, Inc., 5.63%, 05/15/2030	3,603,000	3,661,127
CNA Financial Corp., 2.05%, 08/15/2030	2,755,000	2,392,826
Fidelity National Financial, Inc., 3.40%, 06/15/2030(b)	3,754,000	3,468,212
Loews Corp., 3.20%, 05/15/2030	2,924,000	2,736,655

	Principal Amount	Value
Insurance-(continued)
Marsh & McLennan Cos., Inc.
4.65%, 03/15/2030	$5,810,000	$5,837,605
2.25%, 11/15/2030	4,286,000	3,801,820
Principal Financial Group, Inc., 2.13%, 06/15/2030	3,308,000	2,916,935
Prudential Financial, Inc., 2.10%, 03/10/2030	2,762,000	2,494,279
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030(b)	5,752,000	5,405,275
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	3,312,000	3,066,912

		52,506,278

Interactive Media & Services-1.07%
Alphabet, Inc., 1.10%, 08/15/2030(b)	12,860,000	10,993,786
Meta Platforms, Inc., 4.80%, 05/15/2030(b)	5,822,000	5,962,930

		16,956,716

IT Services-0.79%
International Business Machines Corp.
4.80%, 02/10/2030	5,840,000	5,894,865
1.95%, 05/15/2030(b)	7,361,000	6,494,108

		12,388,973

Life Sciences Tools & Services-0.45%
Agilent Technologies, Inc., 2.10%, 06/04/2030	2,921,000	2,592,351
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030	4,410,000	4,504,330

		7,096,681

Machinery-1.68%
Cummins, Inc., 1.50%, 09/01/2030(b)	4,987,000	4,295,630
Flowserve Corp., 3.50%, 10/01/2030	2,927,000	2,704,336
IDEX Corp., 3.00%, 05/01/2030	2,928,000	2,697,115
John Deere Capital Corp.
2.45%, 01/09/2030	3,221,000	2,965,745
4.70%, 06/10/2030	5,865,000	5,920,164
Otis Worldwide Corp., 2.57%, 02/15/2030	8,658,000	7,898,669

		26,481,659

Media-0.53%
Discovery Communications LLC, 3.63%, 05/15/2030(b)	5,852,000	5,177,709
Omnicom Group, Inc., 2.45%, 04/30/2030(b)	3,505,000	3,163,751

		8,341,460

Metals & Mining-1.34%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	2,638,000	2,556,131
4.63%, 08/01/2030	3,473,000	3,412,056
Newmont Corp., 2.25%, 10/01/2030	5,166,000	4,623,160
Newmont Corp./Newcrest Finance Pty Ltd., 3.25%, 05/13/2030	3,530,000	3,339,126
Nucor Corp.
2.70%, 06/01/2030	2,926,000	2,670,412
4.65%, 06/01/2030(b)	2,000,000	1,995,155
Reliance, Inc., 2.15%, 08/15/2030	2,924,000	2,569,447

		21,165,487

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Multi-Utilities-1.62%
Consumers Energy Co., 4.70%, 01/15/2030	$4,093,000	$4,129,397
Dominion Energy, Inc., 5.00%, 06/15/2030	3,704,000	3,740,853
DTE Energy Co., 5.20%, 04/01/2030	6,075,000	6,182,687
NiSource, Inc., 3.60%, 05/01/2030	5,900,000	5,617,442
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	3,157,000	3,180,523
1.60%, 08/15/2030	3,216,000	2,748,020

		25,598,922

Oil, Gas & Consumable Fuels-10.34%
BP Capital Markets America, Inc., 1.75%, 08/10/2030(b)	5,850,000	5,083,917
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030(b)	2,928,000	2,654,660
Chevron Corp., 2.24%, 05/11/2030	8,801,000	7,950,878
Chevron USA, Inc., 4.69%, 04/15/2030	3,494,000	3,538,191
ConocoPhillips Co., 4.70%, 01/15/2030	7,941,000	7,980,835
Devon Energy Corp., 4.50%, 01/15/2030	3,256,000	3,173,991
Diamondback Energy, Inc., 5.15%, 01/30/2030	5,003,000	5,064,913
Enbridge, Inc. (Canada), 6.20%, 11/15/2030	4,388,000	4,648,186
Energy Transfer L.P.
5.20%, 04/01/2030(b)	480,000	484,831
6.40%, 12/01/2030	5,875,000	6,248,091
Enterprise Products Operating LLC, 2.80%, 01/31/2030(b)	7,234,000	6,719,869
EOG Resources, Inc., 4.38%, 04/15/2030	4,302,000	4,259,702
Equinor ASA (Norway), 2.38%, 05/22/2030	4,141,000	3,748,606
Expand Energy Corp., 5.38%, 03/15/2030	6,939,000	6,906,711
Exxon Mobil Corp., 2.61%, 10/15/2030	10,792,000	9,898,583
Marathon Petroleum Corp., 5.15%, 03/01/2030	6,000,000	6,060,776
MPLX L.P., 2.65%, 08/15/2030	8,776,000	7,855,970
Occidental Petroleum Corp.
8.88%, 07/15/2030(b)	5,865,000	6,597,662
6.63%, 09/01/2030(b)	7,903,000	8,235,234
ONEOK, Inc.
3.10%, 03/15/2030	4,564,000	4,214,019
3.25%, 06/01/2030	2,932,000	2,710,763
5.80%, 11/01/2030	2,926,000	3,031,455
Phillips 66, 2.15%, 12/15/2030(b)	4,975,000	4,322,306
Pioneer Natural Resources Co., 1.90%, 08/15/2030	6,331,000	5,546,457
Plains All American Pipeline L.P./PAA
Finance Corp., 3.80%, 09/15/2030	4,390,000	4,146,972
Shell Finance US, Inc., 2.75%, 04/06/2030	7,973,000	7,415,317
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp., 5.50%, 03/01/2030(b)	5,579,000	5,623,515
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	4,095,000	3,817,257
Valero Energy Corp., 5.15%, 02/15/2030	3,830,000	3,875,019

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Western Midstream Operating L.P., 4.05%, 02/01/2030	$6,217,000	$5,912,675
Williams Cos., Inc. (The), 3.50%, 11/15/2030	5,850,000	5,476,552

		163,203,913

Personal Care Products-0.78%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	4,095,000	3,739,085
Kenvue, Inc., 5.00%, 03/22/2030(b)	5,900,000	6,043,200
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030(b)	2,928,000	2,522,201

		12,304,486

Pharmaceuticals-5.42%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030	3,821,000	3,896,677
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	7,089,000	6,082,680
Bristol-Myers Squibb Co., 1.45%, 11/13/2030(b)	7,332,000	6,272,632
Eli Lilly and Co., 4.75%, 02/12/2030	7,332,000	7,453,832
GlaxoSmithKline Capital, Inc. (United Kingdom), 4.50%, 04/15/2030	4,694,000	4,692,656
Johnson & Johnson
4.70%, 03/01/2030	5,489,000	5,585,203
1.30%, 09/01/2030	9,264,000	7,979,756
Merck & Co., Inc.
4.30%, 05/17/2030(b)	4,416,000	4,396,863
1.45%, 06/24/2030	6,816,000	5,899,098
Pfizer, Inc., 1.70%, 05/28/2030(b)	5,849,000	5,127,563
Royalty Pharma PLC, 2.20%, 09/02/2030	5,845,000	5,098,323
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	13,183,000	11,683,419
Viatris, Inc., 2.70%, 06/22/2030(b)	8,480,000	7,420,308
Zoetis, Inc., 2.00%, 05/15/2030	4,388,000	3,896,686

		85,485,696

Professional Services-1.05%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	5,850,000	5,024,197
Equifax, Inc., 3.10%, 05/15/2030	3,515,000	3,245,037
Paychex, Inc., 5.10%, 04/15/2030	8,230,000	8,340,409

		16,609,643

Residential REITs-0.25%
Camden Property Trust, 2.80%, 05/15/2030	4,384,000	4,018,677

Retail REITs-1.11%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	4,576,000	4,385,919
Kimco Realty OP LLC, 2.70%, 10/01/2030	2,759,000	2,502,284
Realty Income Corp., 4.85%, 03/15/2030	3,540,000	3,571,162
Regency Centers L.P., 3.70%, 06/15/2030	3,414,000	3,269,454
Simon Property Group L.P., 2.65%, 07/15/2030	4,192,000	3,812,208

		17,541,027

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-3.03%
Applied Materials, Inc., 1.75%, 06/01/2030	$4,390,000	$3,864,210
Broadcom, Inc.
4.35%, 02/15/2030	8,177,000	8,085,625
5.05%, 04/15/2030	4,679,000	4,754,964
Intel Corp., 5.13%, 02/10/2030	7,311,000	7,405,956
Lam Research Corp., 1.90%, 06/15/2030	4,390,000	3,870,479
Microchip Technology, Inc., 5.05%, 02/15/2030(b)	5,602,000	5,620,146
QUALCOMM, Inc., 2.15%, 05/20/2030(b) .	7,018,000	6,326,668
Texas Instruments, Inc., 1.75%, 05/04/2030	4,392,000	3,883,846
Xilinx, Inc., 2.38%, 06/01/2030	4,392,000	3,988,187

		47,800,081

Software-1.92%
Adobe, Inc., 4.95%, 01/17/2030	3,865,000	3,961,471
Autodesk, Inc., 2.85%, 01/15/2030	2,930,000	2,717,867
Intuit, Inc., 1.65%, 07/15/2030(b)	2,929,000	2,559,771
Oracle Corp., 4.65%, 05/06/2030	4,390,000	4,394,607
ServiceNow, Inc., 1.40%, 09/01/2030	8,767,000	7,503,753
Synopsys, Inc., 4.85%, 04/01/2030(b)	9,000,000	9,091,133

		30,228,602

Specialized REITs-1.58%
American Tower Corp.
2.90%, 01/15/2030	4,315,000	3,986,114
5.00%, 01/31/2030	3,505,000	3,544,262
4.90%, 03/15/2030	1,440,000	1,448,969
2.10%, 06/15/2030	4,314,000	3,792,981
1.88%, 10/15/2030	4,591,000	3,944,449
Extra Space Storage L.P., 5.50%, 07/01/2030	4,300,000	4,408,195
Prologis L.P., 1.25%, 10/15/2030	4,419,000	3,737,088

		24,862,058

Specialty Retail-2.17%
AutoNation, Inc., 4.75%, 06/01/2030(b)	2,930,000	2,877,058
AutoZone, Inc., 5.13%, 06/15/2030	1,800,000	1,829,082
Best Buy Co., Inc., 1.95%, 10/01/2030	3,808,000	3,267,443
Dell International LLC/EMC Corp.
4.35%, 02/01/2030(b)	4,099,000	4,029,433
5.00%, 04/01/2030	3,904,000	3,926,137
6.20%, 07/15/2030	4,382,000	4,643,011
Leidos, Inc., 4.38%, 05/15/2030(b)	4,386,000	4,272,252
Lowe’s Cos., Inc., 1.70%, 10/15/2030	7,333,000	6,315,332
Tractor Supply Co., 1.75%, 11/01/2030	3,705,000	3,163,640

		34,323,388

Technology Hardware, Storage & Peripherals-1.34%
Apple, Inc.
4.15%, 05/10/2030(b)	2,928,000	2,940,652
1.65%, 05/11/2030(b)	9,669,000	8,547,134
1.25%, 08/20/2030	6,842,000	5,887,609
NetApp, Inc., 2.70%, 06/22/2030(b)	4,096,000	3,691,818

		21,067,213

Textiles, Apparel & Luxury Goods-0.53%
Ralph Lauren Corp., 2.95%, 06/15/2030	4,284,000	3,949,649
Tapestry, Inc., 5.10%, 03/11/2030	4,410,000	4,411,367

		8,361,016

	Principal Amount	Value
Tobacco-2.15%
Altria Group, Inc., 3.40%, 05/06/2030	$4,401,000	$4,130,660
B.A.T. Capital Corp. (United Kingdom), 6.34%, 08/02/2030	5,850,000	6,241,319
Philip Morris International, Inc.
5.13%, 02/15/2030(b)	12,111,000	12,376,626
2.10%, 05/01/2030(b)	4,126,000	3,672,249
5.50%, 09/07/2030	3,866,000	4,015,894
1.75%, 11/01/2030	4,128,000	3,558,427

		33,995,175

Trading Companies & Distributors-0.65%
Air Lease Corp.
3.00%, 02/01/2030(b)	3,800,000	3,523,982
3.13%, 12/01/2030	4,383,000	4,007,850
GATX Corp., 4.00%, 06/30/2030	2,924,000	2,801,424

		10,333,256

Water Utilities-0.34%
American Water Capital Corp., 2.80%, 05/01/2030	2,917,000	2,676,737
Essential Utilities, Inc., 2.70%, 04/15/2030	2,930,000	2,670,031

		5,346,768

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,550,418,201)		1,561,333,676

	Shares
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $2,610,446)	2,610,446	2,610,446

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.10% (Cost $1,553,028,647)		1,563,944,122

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.25%
Invesco Private Government Fund, 4.29%(c)(d)(e)	53,679,334	53,679,334
Invesco Private Prime Fund, 4.45%(c)(d)(e)	139,660,834	139,688,766

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $193,375,423)		193,368,100

TOTAL INVESTMENTS IN SECURITIES-111.35% (Cost $1,746,404,070)		1,757,312,222
OTHER ASSETS LESS LIABILITIES-(11.35)%		(179,139,897)

NET ASSETS-100.00%		$1,578,172,325

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$446,802	$49,905,981	$(47,742,337)	$-	$-	$2,610,446	$95,082

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	29,502,257	209,914,701	(185,737,624)	-	-	53,679,334	1,501,265	*

Invesco Private Prime Fund	77,390,647	489,408,184	(427,082,121)	(13,170)	(14,774)	139,688,766	4,033,235	*

Total	$107,339,706	$749,228,866	$(660,562,082)	$(13,170)	$(14,774)	$195,978,546	$5,629,582

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.03%
Aerospace & Defense-2.88%
Boeing Co. (The)
3.63%, 02/01/2031	$5,221,000	$4,869,101
6.39%, 05/01/2031	3,735,000	3,987,250
General Dynamics Corp., 2.25%, 06/01/2031	1,830,000	1,612,523
Howmet Aerospace, Inc., 4.85%, 10/15/2031	1,867,000	1,868,807
L3Harris Technologies, Inc.
1.80%, 01/15/2031	2,421,000	2,061,308
5.25%, 06/01/2031	2,839,000	2,897,193
Lockheed Martin Corp., 4.70%, 12/15/2031	2,241,000	2,253,925
RTX Corp.
6.00%, 03/15/2031	3,742,000	3,975,934
1.90%, 09/01/2031	3,726,000	3,145,394
Textron, Inc., 2.45%, 03/15/2031	1,854,000	1,618,577

		28,290,012

Automobiles-4.15%
American Honda Finance Corp.
1.80%, 01/13/2031	2,043,000	1,734,861
5.05%, 07/10/2031	2,800,000	2,817,083
4.85%, 10/23/2031	2,619,000	2,597,070
Ford Motor Co., 7.45%, 07/16/2031	3,999,000	4,253,037
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	3,736,000	3,661,075
3.63%, 06/17/2031	3,760,000	3,236,783
6.05%, 11/05/2031	4,698,000	4,579,271
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	5,607,000	6,601,567
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	1,841,000	1,628,219
Toyota Motor Credit Corp.
1.65%, 01/10/2031	2,053,000	1,752,063
5.10%, 03/21/2031	3,400,000	3,459,031
1.90%, 09/12/2031	1,903,000	1,612,659
4.60%, 10/10/2031	2,830,000	2,805,744

		40,738,463

Banks-2.57%
Banco Santander S.A. (Spain), 5.44%, 07/15/2031	5,605,000	5,758,772
Bank of Montreal (Canada), 5.51%, 06/04/2031	2,991,000	3,092,895
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	3,732,000	3,208,419
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	5,629,000	4,874,209
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	1,880,000	1,594,297
5.42%, 07/09/2031	3,401,000	3,496,298
2.22%, 09/17/2031	3,735,000	3,204,187

		25,229,077

Beverages-2.31%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	2,799,000	2,854,867
Coca-Cola Co. (The)
2.00%, 03/05/2031	2,782,000	2,457,842
1.38%, 03/15/2031	4,875,000	4,148,130

	Principal Amount	Value
Beverages-(continued)
Constellation Brands, Inc., 2.25%, 08/01/2031	$3,718,000	$3,188,269
Keurig Dr Pepper, Inc. 2.25%, 03/15/2031(b)	1,861,000	1,625,483
Series 10, 5.20%, 03/15/2031	1,904,000	1,941,669
PepsiCo, Inc.
1.40%, 02/25/2031(b)	2,833,000	2,403,148
1.95%, 10/21/2031	4,688,000	4,021,162

		22,640,570

Biotechnology-1.19%
AbbVie, Inc., 4.95%, 03/15/2031	7,455,000	7,579,522
Amgen, Inc., 2.30%, 02/25/2031	4,651,000	4,082,890

		11,662,412

Broadline Retail-1.26%
Amazon.com, Inc., 2.10%, 05/12/2031	11,213,000	9,883,611
eBay, Inc., 2.60%, 05/10/2031	2,795,000	2,475,182

		12,358,793

Building Products-0.61%
Carrier Global Corp., 2.70%, 02/15/2031	2,793,000	2,511,838
Johnson Controls International PLC/Tyco
Fire & Security Finance S.C.A., 2.00%, 09/16/2031	1,860,000	1,577,791
Masco Corp., 2.00%, 02/15/2031	2,227,000	1,882,771

		5,972,400

Capital Markets-3.53%
Ares Capital Corp., 3.20%, 11/15/2031	2,615,000	2,252,135
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	1,857,000	1,592,613
1.80%, 07/28/2031	1,855,000	1,588,899
BlackRock, Inc., 1.90%, 01/28/2031	4,675,000	4,069,023
Blue Owl Credit Income Corp., 6.65%, 03/15/2031	2,793,000	2,842,908
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	1,868,000	1,660,750
Charles Schwab Corp. (The)
1.65%, 03/11/2031	2,806,000	2,374,836
2.30%, 05/13/2031	2,793,000	2,452,806
1.95%, 12/01/2031	3,156,000	2,651,700
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	3,740,000	3,192,295
Moody’s Corp., 2.00%, 08/19/2031	2,232,000	1,908,610
Nasdaq, Inc., 1.65%, 01/15/2031	2,420,000	2,061,893
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	3,764,000	3,278,875
State Street Corp., 2.20%, 03/03/2031	3,175,000	2,765,184

		34,692,527

Chemicals-0.43%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031	2,303,000	2,323,998
Ecolab, Inc., 1.30%, 01/30/2031	2,230,000	1,874,881

		4,198,879

Commercial Services & Supplies-1.17%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	3,740,000	3,393,615
Republic Services, Inc., 1.45%, 02/15/2031	2,418,000	2,036,860

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Management, Inc.
1.50%, 03/15/2031	$3,760,000	$3,179,046
4.95%, 07/03/2031	2,801,000	2,846,086

		11,455,607

Communications Equipment-1.26%
Cisco Systems, Inc., 4.95%, 02/26/2031	9,344,000	9,535,316
Motorola Solutions, Inc., 2.75%, 05/24/2031	3,156,000	2,797,180

		12,332,496

Construction Materials-0.54%
Eagle Materials, Inc., 2.50%, 07/01/2031	2,789,000	2,428,536
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	3,350,000	2,916,943

		5,345,479

Consumer Finance-2.72%
Ally Financial, Inc.
8.00%, 11/01/2031	7,460,000	8,351,101
8.00%, 11/01/2031	1,844,000	2,057,467
General Motors Financial Co., Inc.
2.35%, 01/08/2031	3,735,000	3,187,288
5.75%, 02/08/2031	3,740,000	3,782,818
2.70%, 06/10/2031	3,736,000	3,207,459
5.60%, 06/18/2031	3,734,000	3,750,484
Synchrony Financial, 2.88%, 10/28/2031	2,786,000	2,362,964

		26,699,581

Consumer Staples Distribution & Retail-1.08%
Dollar Tree, Inc., 2.65%, 12/01/2031	2,990,000	2,587,316
Kroger Co. (The), 1.70%, 01/15/2031	1,860,000	1,579,899
Walmart, Inc., 1.80%, 09/22/2031	7,480,000	6,447,725

		10,614,940

Containers & Packaging-0.58%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	2,995,000	2,644,071
Berry Global, Inc., 5.80%, 06/15/2031	2,975,000	3,090,747

		5,734,818

Diversified REITs-0.98%
American Assets Trust L.P., 3.38%, 02/01/2031	1,866,000	1,633,488
COPT Defense Properties L.P., 2.75%, 04/15/2031	2,230,000	1,936,590
DOC DR LLC, 2.63%, 11/01/2031	1,902,000	1,647,496
VICI Properties L.P., 5.13%, 11/15/2031	2,808,000	2,770,869
W.P. Carey, Inc., 2.40%, 02/01/2031	1,886,000	1,636,827

		9,625,270

Diversified Telecommunication Services-4.11%
AT&T, Inc., 2.75%, 06/01/2031	11,186,000	10,014,542
Orange S.A. (France), 9.00%, 03/01/2031	9,174,000	11,081,292
Verizon Communications, Inc.
1.75%, 01/20/2031	8,366,000	7,134,595
2.55%, 03/21/2031	13,727,000	12,162,101

		40,392,530

Electric Utilities-5.27%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	1,860,000	1,645,987
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	2,230,000	1,957,270

	Principal Amount	Value
Electric Utilities-(continued)
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	$1,898,000	$1,595,703
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031(b)	3,346,000	2,963,686
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	2,055,000	1,830,701
Duke Energy Corp., 2.55%, 06/15/2031	3,741,000	3,284,792
Duke Energy Florida LLC, 2.40%, 12/15/2031	2,415,000	2,101,566
Duke Energy Progress LLC, 2.00%, 08/15/2031	2,416,000	2,068,240
Entergy Corp., 2.40%, 06/15/2031	2,424,000	2,113,090
Entergy Texas, Inc., 1.75%, 03/15/2031	2,230,000	1,899,653
Eversource Energy, 5.85%, 04/15/2031	2,616,000	2,726,490
Exelon Corp., 5.13%, 03/15/2031	1,870,000	1,895,086
Georgia Power Co., 4.85%, 03/15/2031	1,890,000	1,914,573
Pacific Gas and Electric Co., 2.50%, 02/01/2031	7,580,000	6,521,099
PacifiCorp, 5.30%, 02/15/2031	2,630,000	2,674,540
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	1,785,250	1,758,752
Progress Energy, Inc., 7.75%, 03/01/2031	2,430,000	2,772,804
Public Service Co. of Colorado, 1.88%, 06/15/2031	2,784,000	2,358,464
Southern California Edison Co., 5.45%, 06/01/2031	2,806,000	2,827,497
Virginia Electric & Power Co., 2.30%, 11/15/2031	1,884,000	1,629,468
Virginia Power Fuel Securitization LLC,
Series A-2, 4.88%, 05/01/2031	3,150,000	3,175,569

		51,715,030

Electrical Equipment-0.33%
Emerson Electric Co., 2.20%, 12/21/2031	3,737,000	3,248,099

Electronic Equipment, Instruments & Components-1.00%
Amphenol Corp., 2.20%, 09/15/2031	2,807,000	2,433,336
Jabil, Inc., 3.00%, 01/15/2031	2,253,000	2,024,471
Teledyne Technologies, Inc., 2.75%, 04/01/2031	3,842,000	3,420,220
Vontier Corp., 2.95%, 04/01/2031	2,232,000	1,967,081

		9,845,108

Energy Equipment & Services-0.17%
Helmerich & Payne, Inc., 2.90%, 09/29/2031	2,088,000	1,704,212

Entertainment-1.11%
Electronic Arts, Inc., 1.85%, 02/15/2031	2,800,000	2,404,892
Walt Disney Co. (The), 2.65%, 01/13/2031	9,317,000	8,491,513

		10,896,405

Financial Services-2.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.38%, 12/15/2031	2,805,000	2,828,989
Apollo Debt Solutions BDC, 6.70%, 07/29/2031	3,720,000	3,825,413
Blackstone Private Credit Fund, 6.25%, 01/25/2031	1,841,000	1,877,948
Block, Inc., 3.50%, 06/01/2031	2,400,000	2,170,397
Blue Owl Finance LLC, 3.13%, 06/10/2031	2,590,000	2,262,746
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	3,062,000	2,648,562

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Financial Services-(continued)
Fiserv, Inc., 5.35%, 03/15/2031(b)	$1,873,000	$1,915,622
Global Payments, Inc., 2.90%, 11/15/2031	2,802,000	2,435,534
Mastercard, Inc.
1.90%, 03/15/2031	2,230,000	1,950,218
2.00%, 11/18/2031	2,782,000	2,396,399
ORIX Corp. (Japan), 2.25%, 03/09/2031	1,920,000	1,668,660
Visa, Inc., 1.10%, 02/15/2031	3,761,000	3,181,946

		29,162,434

Food Products-1.56%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	3,722,000	3,335,324
Flowers Foods, Inc., 2.40%, 03/15/2031	1,861,000	1,603,969
General Mills, Inc., 2.25%, 10/14/2031	1,860,000	1,595,988
Kellanova, Series B, 7.45%, 04/01/2031	2,335,000	2,643,987
McCormick & Co., Inc., 1.85%, 02/15/2031	1,854,000	1,577,497
Mondelez International, Inc., 1.50%, 02/04/2031	1,860,000	1,567,423
Pilgrim’s Pride Corp., 4.25%, 04/15/2031(b)	3,163,000	2,995,548

		15,319,736

Gas Utilities-0.52%
Atmos Energy Corp., 1.50%, 01/15/2031	2,232,000	1,887,731
National Fuel Gas Co., 2.95%, 03/01/2031	1,854,000	1,638,849
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	1,903,000	1,618,529

		5,145,109

Ground Transportation-0.97%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	5,226,000	4,528,716
Norfolk Southern Corp., 2.30%, 05/15/2031	1,864,000	1,633,842
Union Pacific Corp., 2.38%, 05/20/2031	3,743,000	3,322,784

		9,485,342

Health Care Equipment & Supplies-1.40%
Baxter International, Inc., 1.73%, 04/01/2031	2,417,000	2,034,689
Becton, Dickinson and Co., 1.96%, 02/11/2031	3,721,000	3,192,532
Solventum Corp., 5.45%, 03/13/2031	3,720,000	3,809,674
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	2,510,000	2,227,277
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	2,792,000	2,437,687

		13,701,859

Health Care Providers & Services-7.33%
Cencora, Inc., 2.70%, 03/15/2031	3,722,000	3,322,027
Centene Corp.
2.50%, 03/01/2031	8,222,000	6,986,256
2.63%, 08/01/2031	4,855,000	4,115,298
Cigna Group (The)
2.38%, 03/15/2031	5,595,000	4,894,201
5.13%, 05/15/2031	2,794,000	2,841,299
CommonSpirit Health, 5.21%, 12/01/2031	2,890,000	2,921,710
CVS Health Corp.
5.25%, 01/30/2031	2,795,000	2,819,182
1.88%, 02/28/2031	4,685,500	3,938,242
5.55%, 06/01/2031	3,709,000	3,792,079
2.13%, 09/15/2031	3,730,000	3,124,307

	Principal Amount	Value
Health Care Providers & Services-(continued)
Elevance Health, Inc.
2.55%, 03/15/2031	$3,763,000	$3,331,772
4.95%, 11/01/2031	2,804,000	2,807,903
HCA, Inc.
5.45%, 04/01/2031	6,520,000	6,640,888
2.38%, 07/15/2031	3,158,000	2,702,746
Humana, Inc., 5.38%, 04/15/2031	5,623,000	5,661,126
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	1,853,000	1,646,027
Quest Diagnostics, Inc., 2.80%, 06/30/2031	2,045,000	1,831,507
UnitedHealth Group, Inc.
4.90%, 04/15/2031	3,756,000	3,765,191
2.30%, 05/15/2031	5,604,000	4,865,040

		72,006,801

Health Care REITs-1.85%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	2,818,000	2,550,839
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	2,992,000	2,516,072
Healthpeak OP LLC, 2.88%, 01/15/2031	2,227,000	2,000,417
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	2,636,000	2,379,603
Sabra Health Care L.P., 3.20%, 12/01/2031	2,995,000	2,610,112
Ventas Realty L.P., 2.50%, 09/01/2031	1,861,000	1,618,741
Welltower OP LLC
2.75%, 01/15/2031	2,231,000	2,013,752
2.80%, 06/01/2031	2,787,000	2,494,139

		18,183,675

Hotels, Restaurants & Leisure-0.74%
Expedia Group, Inc., 2.95%, 03/15/2031	1,859,000	1,670,304
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	4,111,000	3,680,559
Starbucks Corp., 4.90%, 02/15/2031	1,866,000	1,881,788

		7,232,651

Household Products-0.53%
Kimberly-Clark Corp., 2.00%, 11/02/2031(b)	2,230,000	1,945,208
Procter & Gamble Co. (The), 1.95%, 04/23/2031	3,716,000	3,265,572

		5,210,780

Independent Power and Renewable Electricity Producers-0.33%
AES Corp. (The), 2.45%, 01/15/2031	3,730,000	3,191,509

Industrial Conglomerates-0.68%
Honeywell International, Inc.
1.75%, 09/01/2031	5,594,000	4,708,926
4.95%, 09/01/2031	1,900,000	1,933,282

		6,642,208

Insurance-1.98%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	1,860,000	1,627,299
Aon North America, Inc., 5.30%, 03/01/2031	2,431,000	2,492,756
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	1,859,000	1,695,156
Brown & Brown, Inc., 2.38%, 03/15/2031	2,618,000	2,271,612
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,230,000	1,910,751

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Insurance-(continued)
First American Financial Corp., 2.40%, 08/15/2031	$2,417,000	$2,048,836
Lincoln National Corp., 3.40%, 01/15/2031 .	1,855,000	1,703,794
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	3,758,000	3,776,152
Primerica, Inc., 2.80%, 11/19/2031	2,228,000	1,948,314

		19,474,670

Interactive Media & Services-0.38%
Meta Platforms, Inc., 4.55%, 08/15/2031	3,760,000	3,773,542

IT Services-0.47%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031(b)	2,415,000	2,142,290
VeriSign, Inc., 2.70%, 06/15/2031	2,811,000	2,471,263

		4,613,553

Leisure Products-0.17%
Brunswick Corp., 2.40%, 08/18/2031	2,044,000	1,688,167

Life Sciences Tools & Services-1.00%
Agilent Technologies, Inc., 2.30%, 03/12/2031	3,170,000	2,771,978
Illumina, Inc., 2.55%, 03/23/2031	1,852,000	1,595,429
Revvity, Inc., 2.25%, 09/15/2031	1,858,000	1,563,114
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031(b)	4,465,000	3,840,736

		9,771,257

Machinery-2.37%
Caterpillar, Inc., 1.90%, 03/12/2031	1,875,000	1,634,215
Cummins, Inc., 4.70%, 02/15/2031	2,610,000	2,601,902
IDEX Corp., 2.63%, 06/15/2031	1,863,000	1,637,528
Ingersoll Rand, Inc., 5.31%, 06/15/2031	1,866,000	1,910,598
John Deere Capital Corp.
1.45%, 01/15/2031	2,229,000	1,901,426
4.90%, 03/07/2031	3,196,000	3,244,907
2.00%, 06/17/2031	2,232,000	1,934,641
4.40%, 09/08/2031	4,490,000	4,445,530
Otis Worldwide Corp., 5.13%, 11/19/2031	2,259,000	2,291,410
Xylem, Inc., 2.25%, 01/30/2031	1,868,000	1,636,165

		23,238,322

Media-2.48%
Charter Communications Operating LLC/
Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	5,953,000	5,228,839
Comcast Corp.
1.95%, 01/15/2031	5,579,000	4,830,023
1.50%, 02/15/2031	6,525,000	5,500,457
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	1,860,000	1,637,159
Omnicom Group, Inc., 2.60%, 08/01/2031	2,970,000	2,613,565
Paramount Global, 4.95%, 01/15/2031	4,698,000	4,549,902

		24,359,945

Metals & Mining-0.18%
Steel Dynamics, Inc., 3.25%, 01/15/2031	1,880,000	1,727,220

Multi-Utilities-1.42%
Ameren Corp., 3.50%, 01/15/2031	2,994,000	2,792,306
CenterPoint Energy, Inc., 2.65%, 06/01/2031	1,860,000	1,631,729
Consumers Energy Co., 4.50%, 01/15/2031	50,000	49,679

	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	$3,166,000	$2,714,276
DTE Electric Co., Series C, 2.63%, 03/01/2031	2,233,000	2,008,191
NiSource, Inc., 1.70%, 02/15/2031	2,810,000	2,376,655
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	2,787,000	2,409,598

		13,982,434

Office REITs-0.43%
Boston Properties L.P., 3.25%, 01/30/2031	4,680,000	4,220,343

Oil, Gas & Consumable Fuels-5.99%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	1,862,000	1,702,027
Burlington Resources LLC, 7.20%, 08/15/2031	1,666,000	1,878,677
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	5,601,000	5,250,271
Devon Energy Corp., 7.88%, 09/30/2031	2,512,000	2,849,748
Diamondback Energy, Inc., 3.13%, 03/24/2031	2,869,000	2,590,725
Hess Corp., 7.30%, 08/15/2031	2,341,000	2,623,741
HF Sinclair Corp., 5.75%, 01/15/2031	2,430,000	2,444,610
Kinder Morgan, Inc.
2.00%, 02/15/2031	2,800,000	2,409,350
7.80%, 08/01/2031	2,027,000	2,305,127
Occidental Petroleum Corp.
6.13%, 01/01/2031	4,272,000	4,352,339
7.50%, 05/01/2031	3,247,000	3,497,142
ONEOK, Inc.
6.35%, 01/15/2031	2,246,000	2,371,060
4.75%, 10/15/2031	4,662,000	4,552,869
Ovintiv, Inc., 7.38%, 11/01/2031	1,868,000	1,996,008
Phillips 66 Co., 5.25%, 06/15/2031	4,509,000	4,566,884
Pioneer Natural Resources Co., 2.15%, 01/15/2031	3,729,000	3,266,433
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp., 4.88%, 02/01/2031	3,741,000	3,649,944
Valero Energy Corp., 2.80%, 12/01/2031	1,719,000	1,500,346
Williams Cos., Inc. (The), 2.60%, 03/15/2031	5,609,000	4,965,324

		58,772,625

Personal Care Products-0.47%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031(b)	2,229,000	1,914,027
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	3,160,000	2,711,374

		4,625,401

Pharmaceuticals-3.47%
AstraZeneca Finance LLC (United Kingdom)
4.90%, 02/26/2031	3,731,000	3,802,672
2.25%, 05/28/2031	2,836,000	2,503,281
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	3,730,000	3,947,857
5.10%, 02/22/2031	4,697,000	4,810,450
Johnson & Johnson, 4.90%, 06/01/2031	4,287,000	4,401,105
Merck & Co., Inc., 2.15%, 12/10/2031	7,460,000	6,443,715
Novartis Capital Corp., 4.00%, 09/18/2031	3,160,000	3,077,334

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-(continued)
Pfizer, Inc., 1.75%, 08/18/2031(b)	$3,760,000	$3,212,543
Royalty Pharma PLC, 2.15%, 09/02/2031	2,230,000	1,885,689

		34,084,646

Professional Services-0.66%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	3,733,000	3,287,712
Equifax, Inc., 2.35%, 09/15/2031	3,729,000	3,201,248

		6,488,960

Real Estate Management & Development-0.17%
CBRE Services, Inc., 2.50%, 04/01/2031	1,858,000	1,621,825

Residential REITs-0.82%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	2,250,000	1,998,138
ERP Operating L.P., 1.85%, 08/01/2031	1,861,000	1,582,039
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	2,420,000	2,027,144
Sun Communities Operating L.P., 2.70%, 07/15/2031	2,786,000	2,428,116

		8,035,437

Retail REITs-0.89%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	1,860,000	1,600,275
Kimco Realty OP LLC, 2.25%, 12/01/2031	1,853,000	1,579,063
Realty Income Corp., 3.25%, 01/15/2031	3,555,000	3,285,140
Simon Property Group L.P., 2.20%, 02/01/2031	2,605,000	2,280,626

		8,745,104

Semiconductors & Semiconductor Equipment-2.89%
Analog Devices, Inc., 2.10%, 10/01/2031	3,721,000	3,216,990
Broadcom, Inc., 5.15%, 11/15/2031	5,613,000	5,716,411
Intel Corp.
5.00%, 02/21/2031(b)	1,865,000	1,870,076
2.00%, 08/12/2031	4,669,000	3,937,132
Marvell Technology, Inc., 2.95%, 04/15/2031	2,797,000	2,501,909
Micron Technology, Inc., 5.30%, 01/15/2031	3,755,000	3,779,545
NVIDIA Corp., 2.00%, 06/15/2031	4,672,000	4,100,318
Skyworks Solutions, Inc., 3.00%, 06/01/2031	1,866,000	1,626,008
Texas Instruments, Inc., 1.90%, 09/15/2031	1,860,000	1,601,779

		28,350,168

Software-3.75%
Accenture Capital, Inc., 4.25%, 10/04/2031.	4,490,000	4,410,703
AppLovin Corp., 5.38%, 12/01/2031	3,727,000	3,762,958
Autodesk, Inc., 2.40%, 12/15/2031	3,742,000	3,226,246
Fortinet, Inc., 2.20%, 03/15/2031	1,865,000	1,623,912
Oracle Corp., 2.88%, 03/25/2031	12,151,000	10,958,616
Roper Technologies, Inc., 1.75%, 02/15/2031	3,739,000	3,170,214
Salesforce, Inc., 1.95%, 07/15/2031	5,596,000	4,848,772
VMware LLC, 2.20%, 08/15/2031	5,593,000	4,779,422

		36,780,843

	Principal Amount	Value
Specialized REITs-2.92%
American Tower Corp.
2.70%, 04/15/2031	$2,601,000	$2,303,267
2.30%, 09/15/2031	2,605,000	2,232,205
Crown Castle, Inc.
2.25%, 01/15/2031	4,101,000	3,532,100
2.10%, 04/01/2031	3,761,000	3,178,714
2.50%, 07/15/2031	2,796,000	2,401,464
Equinix, Inc., 2.50%, 05/15/2031	3,736,000	3,282,911
Extra Space Storage L.P.
5.90%, 01/15/2031	2,240,000	2,337,586
2.40%, 10/15/2031	2,246,000	1,913,929
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	2,606,000	2,431,599
Prologis L.P., 4.75%, 01/15/2031	1,136,000	1,139,969
Public Storage Operating Co.
2.30%, 05/01/2031	2,413,000	2,117,371
2.25%, 11/09/2031	2,046,000	1,762,975

		28,634,090

Specialty Retail-2.62%
AutoZone, Inc., 1.65%, 01/15/2031	2,233,000	1,892,631
Home Depot, Inc. (The)
1.38%, 03/15/2031	4,664,000	3,908,316
4.85%, 06/25/2031	3,734,000	3,796,032
1.88%, 09/15/2031	3,763,000	3,210,287
Leidos, Inc., 2.30%, 02/15/2031	3,719,000	3,214,112
Lowe’s Cos., Inc., 2.63%, 04/01/2031	5,611,000	5,004,521
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	1,855,000	1,575,026
Ross Stores, Inc., 1.88%, 04/15/2031	1,863,000	1,578,119
TJX Cos., Inc. (The), 1.60%, 05/15/2031	1,860,000	1,584,774

		25,763,818

Technology Hardware, Storage & Peripherals-2.23%
Apple, Inc.
1.65%, 02/08/2031	10,283,000	8,900,529
1.70%, 08/05/2031	3,733,000	3,207,289
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	4,680,000	4,644,981
HP, Inc., 2.65%, 06/17/2031	3,728,000	3,228,333
IBM International Capital Pte. Ltd., 4.75%, 02/05/2031	1,873,000	1,879,571

		21,860,703

Tobacco-1.52%
B.A.T. Capital Corp. (United Kingdom)
5.83%, 02/20/2031	3,171,000	3,305,055
2.73%, 03/25/2031	4,645,000	4,130,465
Philip Morris International, Inc.
5.13%, 02/13/2031	4,659,000	4,740,412
4.75%, 11/01/2031	2,786,000	2,780,399

		14,956,331

Trading Companies & Distributors-0.23%
Air Lease Corp., 5.20%, 07/15/2031	2,247,000	2,274,115

Water Utilities-0.18%
American Water Capital Corp., 2.30%, 06/01/2031	2,059,000	1,790,809

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Wireless Telecommunication Services-1.21%
T-Mobile USA, Inc.
2.88%, 02/15/2031	$3,721,000	$3,350,972
3.50%, 04/15/2031	9,133,000	8,492,068

		11,843,040

Total U.S. Dollar Denominated Bonds & Notes (Cost $965,217,059)		972,152,180

	Shares
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $166,029)	166,029	166,029

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.05% (Cost $965,383,088)		972,318,209

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.40%
Invesco Private Government Fund, 4.29%(c)(d)(e)	3,821,399	$3,821,399
Invesco Private Prime Fund, 4.45%(c)(d)(e)	9,949,074	9,951,064

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,772,463)		13,772,463

TOTAL INVESTMENTS IN SECURITIES-100.45% (Cost $979,155,551)		986,090,672
OTHER ASSETS LESS LIABILITIES-(0.45)%		(4,403,394)

NET ASSETS-100.00%		$981,687,278

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$45,840	$29,180,827	$(29,060,638)	$-	$-	$166,029	$68,433

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,527,136	36,835,787	(36,541,524)	-	-	3,821,399	131,453	*

Invesco Private Prime Fund	9,205,772	71,762,129	(71,014,829)	(531)	(1,477)	9,951,064	349,326	*

Total	$12,778,748	$137,778,743	$(136,616,991)	$(531)	$(1,477)	$13,938,492	$549,212

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.94%
Aerospace & Defense-1.31%
General Electric Co., 6.75%, 03/15/2032	$4,600,000	$5,136,993
Lockheed Martin Corp., 3.90%, 06/15/2032.	2,858,000	2,716,682
RTX Corp., 2.38%, 03/15/2032	3,565,000	3,046,963

		10,900,638

Automobiles-2.73%
Ford Motor Co.
3.25%, 02/12/2032	8,740,500	7,216,450
6.10%, 08/19/2032	6,118,000	5,978,219
Ford Motor Credit Co. LLC, 6.53%, 03/19/2032	2,680,000	2,671,928
General Motors Co., 5.60%, 10/15/2032	4,399,000	4,379,309
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	2,840,000	2,510,384

		22,756,290

Banks-4.31%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	3,030,000	2,597,699
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	3,560,000	3,269,435
Citigroup, Inc., 6.63%, 06/15/2032	3,480,000	3,745,888
Citizens Financial Group, Inc., 2.64%, 09/30/2032	2,302,000	1,887,060
KeyBank N.A., 4.90%, 08/08/2032	2,835,000	2,675,119
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	3,560,000	3,360,086
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.45%, 01/15/2032	2,260,000	2,319,383
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	2,151,000	1,855,793
5.30%, 01/30/2032	2,633,000	2,670,993
3.20%, 03/10/2032	5,261,000	4,714,227
4.46%, 06/08/2032	7,030,000	6,815,247

		35,910,930

Beverages-1.51%
Constellation Brands, Inc., 4.75%, 05/09/2032	2,651,000	2,601,943
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	2,825,000	2,373,826
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032(b)	3,219,000	3,061,490
PepsiCo, Inc., 3.90%, 07/18/2032	4,730,000	4,511,308

		12,548,567

Biotechnology-0.74%
Amgen, Inc.
2.00%, 01/15/2032	3,511,000	2,951,715
3.35%, 02/22/2032	3,528,000	3,226,270

		6,177,985

Broadline Retail-1.97%
Amazon.com, Inc.
3.60%, 04/13/2032	8,782,000	8,315,935
4.70%, 12/01/2032	7,997,000	8,075,661

		16,391,596

Building Products-0.19%
Carlisle Cos., Inc., 2.20%, 03/01/2032	1,910,000	1,594,882

	Principal Amount	Value
Capital Markets-4.67%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	$1,890,000	$1,853,136
Ares Capital Corp., 5.80%, 03/08/2032	3,550,000	3,500,173
BlackRock, Inc., 2.10%, 02/25/2032	3,495,000	2,979,706
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	2,270,000	1,902,134
Charles Schwab Corp. (The), 2.90%, 03/03/2032	3,535,000	3,123,755
CME Group, Inc., 2.65%, 03/15/2032	2,640,000	2,338,540
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	2,585,000	2,892,854
FactSet Research Systems, Inc., 3.45%, 03/01/2032	1,881,000	1,696,875
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	1,742,000	1,447,841
Moody’s Corp., 4.25%, 08/08/2032	1,894,000	1,834,989
Morgan Stanley, 7.25%, 04/01/2032	3,506,000	3,997,638
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	2,840,000	2,477,256
Northern Trust Corp., 6.13%, 11/02/2032	3,565,000	3,795,644
S&P Global, Inc., 2.90%, 03/01/2032	5,654,000	5,071,641

		38,912,182

Chemicals-1.39%
Albemarle Corp., 5.05%, 06/01/2032(b)	2,260,000	2,098,016
Celanese US Holdings LLC, 6.63%, 07/15/2032(b)	3,540,000	3,625,491
Ecolab, Inc., 2.13%, 02/01/2032	2,460,000	2,096,171
Nutrien Ltd. (Canada), 5.25%, 03/12/2032 .	2,130,000	2,141,392
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	1,886,000	1,600,100

		11,561,170

Commercial Services & Supplies-1.78%
Cintas Corp. No. 2, 4.00%, 05/01/2032	2,818,000	2,693,188
Republic Services, Inc., 1.75%, 02/15/2032	2,626,000	2,181,042
Waste Connections, Inc.
2.20%, 01/15/2032	2,295,000	1,955,577
3.20%, 06/01/2032	1,831,000	1,648,115
Waste Management, Inc.
4.80%, 03/15/2032	2,674,000	2,679,073
4.15%, 04/15/2032	3,790,000	3,654,825

		14,811,820

Communications Equipment-0.55%
Cisco Systems, Inc., 4.95%, 02/24/2032	2,252,000	2,283,835
Motorola Solutions, Inc., 5.60%, 06/01/2032	2,271,000	2,335,075

		4,618,910

Construction & Engineering-0.18%
Quanta Services, Inc., 2.35%, 01/15/2032	1,740,000	1,466,549

Consumer Finance-0.95%
Discover Financial Services, 6.70%, 11/29/2032	2,625,000	2,825,607
General Motors Financial Co., Inc.
3.10%, 01/12/2032	4,400,000	3,794,211
5.63%, 04/04/2032	1,320,000	1,310,151

		7,929,969

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Consumer Staples Distribution & Retail-1.66%
Costco Wholesale Corp., 1.75%, 04/20/2032	$3,790,000	$3,199,272
Dollar General Corp., 5.00%, 11/01/2032	2,628,000	2,585,882
Target Corp., 4.50%, 09/15/2032	3,790,000	3,734,627
Walmart, Inc., 4.15%, 09/09/2032	4,400,000	4,311,292

		13,831,073

Containers & Packaging-0.57%
Avery Dennison Corp., 2.25%, 02/15/2032	1,740,000	1,455,094
Sonoco Products Co., 2.85%, 02/01/2032(b)	1,740,000	1,510,887
WRKCo, Inc., 4.20%, 06/01/2032	1,890,000	1,787,789

		4,753,770

Distributors-0.20%
Genuine Parts Co., 2.75%, 02/01/2032	1,890,000	1,623,958

Diversified REITs-0.83%
CubeSmart L.P., 2.50%, 02/15/2032	1,740,000	1,474,685
VICI Properties L.P., 5.13%, 05/15/2032	5,503,000	5,396,219

		6,870,904

Diversified Telecommunication Services-3.30%
AT&T, Inc., 2.25%, 02/01/2032	8,688,000	7,374,207
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032(b)	1,485,000	1,234,961
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	1,766,000	2,194,310
TELUS Corp. (Canada), 3.40%, 05/13/2032	3,405,000	3,041,686
Verizon Communications, Inc., 2.36%, 03/15/2032	15,957,000	13,614,929

		27,460,093

Electric Utilities-8.16%
AEP Texas, Inc., 4.70%, 05/15/2032	1,880,000	1,822,558
Alabama Power Co., 3.05%, 03/15/2032	2,440,000	2,193,188
American Electric Power Co., Inc., 5.95%, 11/01/2032	1,892,000	1,974,701
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	1,740,000	1,668,672
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	1,886,000	1,828,180
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	1,738,000	1,536,929
Duke Energy Corp., 4.50%, 08/15/2032	4,005,000	3,852,275
Duke Energy Progress LLC, 3.40%, 04/01/2032	1,740,000	1,592,317
Edison International, 5.25%, 03/15/2032	1,910,000	1,808,962
Entergy Louisiana LLC, 2.35%, 06/15/2032	1,888,000	1,601,995
Eversource Energy, 3.38%, 03/01/2032	2,265,000	2,029,515
Exelon Corp., 3.35%, 03/15/2032	1,988,000	1,806,247
Florida Power & Light Co., 2.45%, 02/03/2032	5,284,000	4,606,311
Georgia Power Co., 4.70%, 05/15/2032	2,439,000	2,412,967
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	1,884,000	1,647,139
4.02%, 11/01/2032	2,263,000	2,124,176
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	3,545,000	3,029,406
5.30%, 03/15/2032	2,610,000	2,655,259
5.00%, 07/15/2032	3,466,000	3,460,196

	Principal Amount	Value
Electric Utilities-(continued)
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	$2,433,000	$2,373,001
Pacific Gas and Electric Co., 5.90%, 06/15/2032	2,270,000	2,285,511
Public Service Electric and Gas Co., 3.10%, 03/15/2032	1,880,000	1,695,799
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	1,890,000	1,664,403
Southern California Edison Co.
2.75%, 02/01/2032	1,888,000	1,592,478
5.95%, 11/01/2032	2,840,000	2,885,602
Southern Co. (The), 5.70%, 10/15/2032	1,745,000	1,809,362
Union Electric Co., 2.15%, 03/15/2032	1,967,000	1,667,942
Virginia Electric & Power Co., 2.40%, 03/30/2032	2,260,000	1,929,055
Wisconsin Electric Power Co., 4.75%, 09/30/2032	1,738,000	1,739,560
Wisconsin Power and Light Co., 3.95%, 09/01/2032	2,264,000	2,110,702
Xcel Energy, Inc., 4.60%, 06/01/2032	2,653,000	2,547,113

		67,951,521

Electrical Equipment-0.25%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	2,090,000	2,120,705

Electronic Equipment, Instruments & Components-0.66%
Arrow Electronics, Inc., 2.95%, 02/15/2032	1,890,000	1,624,484
Flex Ltd., 5.25%, 01/15/2032	1,890,000	1,880,597
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	2,275,000	1,960,039

		5,465,120

Entertainment-2.23%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	1,761,000	1,644,969
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	1,757,000	1,993,008
WarnerMedia Holdings, Inc., 4.28%, 03/15/2032	17,569,000	14,914,563

		18,552,540

Financial Services-5.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	13,994,000	12,433,988
Blackstone Private Credit Fund, 6.00%, 01/29/2032(b)	3,690,000	3,687,644
Corebridge Financial, Inc., 3.90%, 04/05/2032	5,320,000	4,900,054
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	2,840,000	2,848,775
Global Payments, Inc., 5.40%, 08/15/2032(b)	2,844,000	2,854,675
Mastercard, Inc.
4.35%, 01/15/2032	4,350,000	4,284,189
4.95%, 03/15/2032	1,770,000	1,804,720
ORIX Corp. (Japan)
4.00%, 04/13/2032	1,743,000	1,626,498
5.20%, 09/13/2032(b)	1,745,000	1,761,693

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Financial Services-(continued)
PayPal Holdings, Inc., 4.40%, 06/01/2032	$3,789,000	$3,691,878
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	1,936,000	1,923,788

		41,817,902

Food Products-1.42%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	2,845,000	2,534,090
Hershey Co. (The), 4.95%, 02/24/2032	975,000	988,024
Kraft Heinz Foods Co., 5.20%, 03/15/2032	905,000	908,063
Mondelez International, Inc.
3.00%, 03/17/2032	2,825,000	2,519,738
1.88%, 10/15/2032(b)	2,352,000	1,932,551
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	3,366,000	2,983,404

		11,865,870

Gas Utilities-0.66%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	1,744,000	1,671,866
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	1,845,000	1,842,159
Southwest Gas Corp., 4.05%, 03/15/2032	2,087,000	1,944,394

		5,458,419

Ground Transportation-1.39%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	2,801,000	2,619,622
CSX Corp., 4.10%, 11/15/2032	3,384,000	3,224,310
Norfolk Southern Corp., 3.00%, 03/15/2032	2,110,000	1,885,770
Union Pacific Corp., 2.80%, 02/14/2032	4,362,000	3,881,137

		11,610,839

Health Care Equipment & Supplies-1.59%
Baxter International, Inc., 2.54%, 02/01/2032	5,829,000	5,000,993
Becton, Dickinson and Co., 4.30%, 08/22/2032	1,880,000	1,791,353
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	6,103,000	6,409,156

		13,201,502

Health Care Providers & Services-3.35%
Elevance Health, Inc.
4.10%, 05/15/2032	2,220,000	2,093,194
5.50%, 10/15/2032	2,330,000	2,396,339
HCA, Inc.
5.50%, 03/01/2032	2,200,000	2,227,356
3.63%, 03/15/2032	7,578,000	6,879,319
Humana, Inc., 2.15%, 02/03/2032	2,679,000	2,195,756
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,890,000	1,846,223
UnitedHealth Group, Inc.
4.95%, 01/15/2032	5,290,000	5,261,567
4.20%, 05/15/2032	5,290,000	5,030,482

		27,930,236

Health Care REITs-0.72%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	3,193,000	2,578,127

	Principal Amount	Value
Health Care REITs-(continued)
Welltower OP LLC
2.75%, 01/15/2032	$1,799,000	$1,582,474
3.85%, 06/15/2032	1,915,000	1,794,606

		5,955,207

Hotels, Restaurants & Leisure-1.46%
Hyatt Hotels Corp., 5.75%, 03/30/2032	804,000	811,931
Marriott International, Inc.
5.10%, 04/15/2032	1,801,000	1,793,780
Series GG, 3.50%, 10/15/2032	3,770,000	3,368,298
McDonald’s Corp., 4.60%, 09/09/2032	2,840,000	2,814,039
Starbucks Corp., 3.00%, 02/14/2032	3,770,000	3,356,726

		12,144,774

Household Products-1.06%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	1,892,000	1,971,142
Clorox Co. (The), 4.60%, 05/01/2032	2,270,000	2,241,533
Colgate-Palmolive Co., 3.25%, 08/15/2032 .	1,897,000	1,742,142
Procter & Gamble Co. (The), 2.30%, 02/01/2032	3,216,000	2,856,077

		8,810,894

Independent Power and Renewable Electricity Producers-0.33%
AES Corp. (The), 5.80%, 03/15/2032	2,780,000	2,757,461

Industrial Conglomerates-0.76%
Eaton Corp., 4.00%, 11/02/2032	2,440,000	2,320,187
GE Capital Funding LLC, 4.55%, 05/15/2032	1,720,000	1,692,801
Honeywell International, Inc., 4.75%, 02/01/2032	2,325,000	2,317,770

		6,330,758

Insurance-2.40%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	1,889,000	1,898,926
Arthur J. Gallagher & Co., 5.00%, 02/15/2032(b)	1,740,000	1,745,085
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032(b)	3,480,000	3,181,603
Brown & Brown, Inc., 4.20%, 03/17/2032	2,260,000	2,118,172
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	2,706,000	2,751,132
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	2,607,000	2,428,480
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	1,799,000	1,894,671
MetLife, Inc., 6.50%, 12/15/2032	2,149,000	2,386,506
Progressive Corp. (The), 3.00%, 03/15/2032	1,765,000	1,588,665

		19,993,240

Interactive Media & Services-1.20%
Meta Platforms, Inc., 3.85%, 08/15/2032	10,518,000	9,969,788

IT Services-1.25%
International Business Machines Corp.
2.72%, 02/09/2032	1,760,000	1,547,426
5.00%, 02/10/2032	2,990,000	3,013,019
4.40%, 07/27/2032	2,640,000	2,560,939
5.88%, 11/29/2032	2,112,000	2,247,510
VeriSign, Inc., 5.25%, 06/01/2032	1,000,000	1,008,203

		10,377,097

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Life Sciences Tools & Services-0.60%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	$3,030,000	$2,756,509
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	2,257,000	2,275,962

		5,032,471

Machinery-0.87%
Flowserve Corp., 2.80%, 01/15/2032	1,893,000	1,605,743
John Deere Capital Corp.
3.90%, 06/07/2032	1,852,000	1,762,045
4.35%, 09/15/2032	2,269,000	2,219,533
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	1,892,000	1,629,063

		7,216,384

Media-1.22%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.30%, 02/01/2032(b)	3,765,000	3,104,844
Comcast Corp., 5.50%, 11/15/2032	3,500,000	3,629,309
Paramount Global, 4.20%, 05/19/2032	3,770,000	3,399,371

		10,133,524

Metals & Mining-1.01%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032	3,532,000	3,823,655
Newmont Corp., 2.60%, 07/15/2032(b)	3,136,000	2,738,646
Nucor Corp., 3.13%, 04/01/2032	2,080,000	1,864,593

		8,426,894

Multi-Utilities-0.78%
Ameren Illinois Co., 3.85%, 09/01/2032	1,890,000	1,764,511
Dominion Energy, Inc., 5.38%, 11/15/2032	3,020,000	3,054,356
DTE Electric Co., Series A, 3.00%, 03/01/2032	1,883,000	1,688,410

		6,507,277

Office REITs-0.32%
Boston Properties L.P., 2.55%, 04/01/2032	3,220,000	2,665,612

Oil, Gas & Consumable Fuels-5.84%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	1,889,000	1,677,341
BP Capital Markets America, Inc., 2.72%, 01/12/2032	7,084,000	6,228,768
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	1,891,000	1,604,250
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	4,209,000	3,694,983
Chevron USA, Inc., 4.82%, 04/15/2032	1,300,000	1,312,105
ConocoPhillips, 5.90%, 10/15/2032	1,915,000	2,036,014
ConocoPhillips Co., 4.85%, 01/15/2032	2,460,000	2,454,139
Expand Energy Corp., 4.75%, 02/01/2032	4,048,000	3,819,222
Kinder Morgan, Inc., 7.75%, 01/15/2032	3,803,000	4,320,947
MPLX L.P., 4.95%, 09/01/2032	3,474,000	3,381,128
Occidental Petroleum Corp., 5.38%, 01/01/2032	3,473,000	3,354,891
ONEOK, Inc., 6.10%, 11/15/2032	2,840,000	2,955,533
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	1,890,000	2,044,785
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	3,790,000	3,467,514

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 7.50%, 04/15/2032(b)	$2,571,000	$2,898,188
Williams Cos., Inc. (The), 4.65%, 08/15/2032	3,522,000	3,409,815

		48,659,623

Personal Care Products-0.49%
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	3,787,000	4,094,446

Pharmaceuticals-2.81%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	6,198,000	5,543,831
Eli Lilly and Co., 4.90%, 02/12/2032	3,790,000	3,850,097
Haleon US Capital LLC, 3.63%, 03/24/2032 .	7,040,000	6,526,664
Johnson & Johnson, 4.85%, 03/01/2032	4,400,000	4,476,861
Zoetis, Inc., 5.60%, 11/16/2032	2,840,000	2,962,738

		23,360,191

Professional Services-0.65%
Paychex, Inc., 5.35%, 04/15/2032	5,320,000	5,401,230

Residential REITs-1.20%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	2,090,000	1,898,298
AvalonBay Communities, Inc., 2.05%, 01/15/2032	2,471,000	2,098,748
Essex Portfolio L.P., 2.65%, 03/15/2032	2,288,000	1,962,690
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	2,270,000	2,117,345
Sun Communities Operating L.P., 4.20%, 04/15/2032	2,090,000	1,955,304

		10,032,385

Retail REITs-1.32%
Kimco Realty OP LLC, 3.20%, 04/01/2032	2,111,000	1,888,536
Realty Income Corp.
5.63%, 10/13/2032	2,639,000	2,730,410
2.85%, 12/15/2032	2,429,000	2,097,785
Simon Property Group L.P.
2.25%, 01/15/2032	2,505,000	2,135,393
2.65%, 02/01/2032	2,468,000	2,144,021

		10,996,145

Semiconductors & Semiconductor Equipment-4.12%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032(b)	1,880,000	1,789,803
Broadcom, Inc.
4.55%, 02/15/2032	3,067,000	3,004,230
5.20%, 04/15/2032	3,900,000	3,961,812
4.30%, 11/15/2032	7,076,000	6,761,191
Intel Corp.
4.15%, 08/05/2032	4,415,000	4,106,923
4.00%, 12/15/2032	2,646,000	2,430,714
KLA Corp., 4.65%, 07/15/2032	3,786,000	3,762,671
Micron Technology, Inc., 2.70%, 04/15/2032	3,789,000	3,231,393
QUALCOMM, Inc.
1.65%, 05/20/2032	4,296,000	3,521,940
4.25%, 05/20/2032(b)	1,737,000	1,698,092

		34,268,769

Software-2.64%
Oracle Corp.
5.25%, 02/03/2032	4,420,000	4,488,244
6.25%, 11/09/2032	7,964,000	8,505,542

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Software-(continued)
Roper Technologies, Inc., 4.75%, 02/15/2032	$1,890,000	$1,870,438
Synopsys, Inc., 5.00%, 04/01/2032	2,733,000	2,738,832
Workday, Inc., 3.80%, 04/01/2032	4,730,000	4,389,235

		21,992,291

Specialized REITs-1.81%
American Tower Corp., 4.05%, 03/15/2032	2,291,000	2,162,243
Equinix, Inc., 3.90%, 04/15/2032	4,545,000	4,271,039
Extra Space Storage L.P., 2.35%, 03/15/2032	2,086,000	1,740,114
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	3,030,000	2,623,458
Prologis L.P., 2.25%, 01/15/2032	1,691,000	1,446,858
Weyerhaeuser Co., 7.38%, 03/15/2032	2,493,000	2,795,699

		15,039,411

Specialty Retail-3.54%
AutoNation, Inc., 3.85%, 03/01/2032	2,646,000	2,392,069
AutoZone, Inc., 4.75%, 08/01/2032	2,845,000	2,789,983
Dell International LLC/EMC Corp., 5.30%, 04/01/2032	3,529,000	3,545,884
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(b)	2,821,000	2,483,712
Home Depot, Inc. (The)
3.25%, 04/15/2032	4,400,000	4,022,710
4.50%, 09/15/2032	4,402,000	4,362,012
Leidos, Inc., 5.40%, 03/15/2032	1,800,000	1,813,672
Lowe’s Cos., Inc., 3.75%, 04/01/2032	5,322,000	4,954,719
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	3,220,000	3,151,907

		29,516,668

Technology Hardware, Storage & Peripherals-1.39%
Apple, Inc., 3.35%, 08/08/2032	5,681,000	5,304,049
HP, Inc., 4.20%, 04/15/2032	2,562,000	2,396,446
NetApp, Inc., 5.50%, 03/17/2032	2,200,000	2,229,802
Western Digital Corp., 3.10%, 02/01/2032	1,890,000	1,633,273

		11,563,570

Textiles, Apparel & Luxury Goods-0.20%
Tapestry, Inc., 3.05%, 03/15/2032(b)	1,890,000	1,650,129

Tobacco-2.22%
Altria Group, Inc., 2.45%, 02/04/2032	6,202,000	5,266,143
B.A.T. Capital Corp. (United Kingdom)
4.74%, 03/16/2032	3,391,000	3,320,771
5.35%, 08/15/2032	1,765,000	1,783,478
7.75%, 10/19/2032	2,261,000	2,582,309
Philip Morris International, Inc., 5.75%, 11/17/2032	5,320,000	5,572,469

		18,525,170

	Principal Amount	Value
Trading Companies & Distributors-0.28%
Air Lease Corp., 2.88%, 01/15/2032	$2,680,000	$2,349,854

Water Utilities-0.33%
American Water Capital Corp., 4.45%, 06/01/2032	2,830,000	2,753,730
Wireless Telecommunication Services-2.55%
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	6,900,000	6,321,325
Sprint Capital Corp., 8.75%, 03/15/2032	7,270,000	8,711,562
T-Mobile USA, Inc.
2.70%, 03/15/2032	3,520,000	3,060,223
5.13%, 05/15/2032	3,150,000	3,178,271

		21,271,381

Total U.S. Dollar Denominated Bonds & Notes (Cost $818,055,943)		823,892,314

	Shares
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $307,466)	307,466	307,466

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.98% (Cost $818,363,409)		824,199,780

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.07%
Invesco Private Government Fund, 4.29%(c)(d)(e)	7,107,915	7,107,915
Invesco Private Prime Fund, 4.45%(c)(d)(e)	18,496,973	18,500,672

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,608,587)		25,608,587

TOTAL INVESTMENTS IN SECURITIES-102.05% (Cost $843,971,996)		849,808,367
OTHER ASSETS LESS LIABILITIES-(2.05)%		(17,063,015)

NET ASSETS-100.00%		$832,745,352

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$52,309	$26,617,574	$(26,362,417)	$-	$-	$307,466	$45,491

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	6,907,673	82,821,464	(82,621,222)	-	-	7,107,915	272,110	*

Invesco Private Prime Fund	13,011,726	144,073,833	(138,580,442)	(771)	(3,674)	18,500,672	712,890	*

Total	$19,971,708	$253,512,871	$(247,564,081)	$(771)	$(3,674)	$25,916,053	$1,030,491

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.61%
Aerospace & Defense-2.45%
HEICO Corp., 5.35%, 08/01/2033	$1,537,000	$1,552,158
L3Harris Technologies, Inc., 5.40%, 07/31/2033	3,840,000	3,893,176
Lockheed Martin Corp., 5.25%, 01/15/2033	2,557,000	2,631,067
Northrop Grumman Corp., 4.70%, 03/15/2033	2,555,000	2,514,164
RTX Corp., 5.15%, 02/27/2033	3,201,000	3,223,938

		13,814,503

Air Freight & Logistics-0.41%
United Parcel Service, Inc., 4.88%, 03/03/2033	2,300,000	2,302,070

Automobile Components-0.23%
Magna International, Inc. (Canada), 5.50%, 03/21/2033(b)	1,282,000	1,289,000

Automobiles-1.03%
Ford Motor Credit Co. LLC, 7.12%, 11/07/2033	3,195,000	3,247,203
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033	1,262,000	1,286,566
Toyota Motor Credit Corp., 4.70%, 01/12/2033	1,264,000	1,251,133

		5,784,902

Banks-5.70%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	5,046,000	5,387,341
6.94%, 11/07/2033	3,780,000	4,213,410
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	2,839,000	3,013,051
Citigroup, Inc., 6.00%, 10/31/2033	1,654,000	1,714,358
KeyBank N.A., 5.00%, 01/26/2033	2,562,000	2,477,964
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	4,290,000	4,305,193
5.00%, 05/02/2033(b)	2,303,000	2,309,845
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	4,413,000	4,591,670
5.78%, 07/13/2033	1,660,000	1,720,805
5.81%, 09/14/2033(b)	2,265,000	2,376,189

		32,109,826

Beverages-1.84%
Brown-Forman Corp., 4.75%, 04/15/2033(b)	1,635,000	1,619,162
Constellation Brands, Inc., 4.90%, 05/01/2033	1,915,000	1,875,370
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	1,896,000	1,953,975
5.63%, 10/05/2033	2,265,000	2,354,955
PepsiCo, Inc., 4.45%, 02/15/2033	2,557,000	2,541,583

		10,345,045

Biotechnology-2.73%
Amgen, Inc.
4.20%, 03/01/2033	1,890,000	1,788,650
5.25%, 03/02/2033	10,881,000	10,984,712
Gilead Sciences, Inc., 5.25%, 10/15/2033	2,561,000	2,608,715

		15,382,077

	Principal Amount	Value
Building Products-0.28%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033	$1,531,000	$1,576,191

Capital Markets-2.40%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	1,917,000	1,934,449
BlackRock, Inc., 4.75%, 05/25/2033	3,201,000	3,207,129
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033(b)	2,642,000	2,854,737
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	1,890,000	1,984,681
6.09%, 07/12/2033(b)	1,495,000	1,565,165
S&P Global, Inc., 5.25%, 09/15/2033	1,905,000	1,955,871

		13,502,032

Chemicals-2.70%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	1,536,000	1,531,809
Celanese US Holdings LLC
6.75%, 04/15/2033(b)	2,820,000	2,747,283
7.20%, 11/15/2033(b)	2,559,000	2,673,362
Dow Chemical Co. (The), 6.30%, 03/15/2033	1,538,000	1,628,195
Eastman Chemical Co., 5.75%, 03/08/2033	1,278,000	1,309,966
EIDP, Inc., 4.80%, 05/15/2033	1,533,000	1,505,172
FMC Corp., 5.65%, 05/18/2033	1,260,000	1,213,596
LYB International Finance III LLC, 5.63%, 05/15/2033(b)	1,278,000	1,284,826
Mosaic Co. (The), 5.45%, 11/15/2033(b)	1,278,000	1,280,498

		15,174,707

Commercial Services & Supplies-1.44%
Republic Services, Inc.
2.38%, 03/15/2033	1,791,000	1,504,788
5.00%, 12/15/2033	1,665,000	1,673,059
Veralto Corp., 5.45%, 09/18/2033	1,802,000	1,829,960
Waste Connections, Inc., 4.20%, 01/15/2033	1,914,000	1,827,615
Waste Management, Inc., 4.63%, 02/15/2033	1,278,000	1,264,716

		8,100,138

Consumer Finance-1.05%
Ally Financial, Inc., 6.70%, 02/14/2033	1,263,000	1,285,222
General Motors Financial Co., Inc., 6.40%, 01/09/2033	2,557,000	2,641,650
Synchrony Financial, 7.25%, 02/02/2033	1,920,000	1,963,347

		5,890,219

Consumer Staples Distribution & Retail-1.33%
Dollar General Corp., 5.45%, 07/05/2033(b)	2,564,000	2,574,194
Target Corp., 4.40%, 01/15/2033	1,278,000	1,245,836
Walmart, Inc., 4.10%, 04/15/2033	3,787,000	3,671,565

		7,491,595

Containers & Packaging-0.47%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	1,274,000	1,302,637
WRKCo, Inc., 3.00%, 06/15/2033	1,536,000	1,318,394

		2,621,031

Distributors-0.28%
LKQ Corp., 6.25%, 06/15/2033(b)	1,535,000	1,601,255

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services-3.14%
AT&T, Inc., 2.55%, 12/01/2033	$9,447,000	$7,773,209
Bell Canada (Canada), 5.10%, 05/11/2033	2,175,000	2,130,855
Verizon Communications, Inc.
5.05%, 05/09/2033	2,555,000	2,559,283
4.50%, 08/10/2033	5,469,000	5,243,337

		17,706,684

Electric Utilities-9.22%
American Electric Power Co., Inc., 5.63%, 03/01/2033(b)	2,145,000	2,196,754
Arizona Public Service Co., 5.55%, 08/01/2033	1,280,000	1,291,779
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	1,516,000	1,503,665
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	1,234,000	1,249,545
Constellation Energy Generation LLC, 5.80%, 03/01/2033	1,537,000	1,600,073
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	3,201,000	3,204,480
Duke Energy Corp., 5.75%, 09/15/2033	1,515,000	1,572,591
Duke Energy Florida LLC, 5.88%, 11/15/2033	1,540,000	1,617,162
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,263,000	1,284,045
Entergy Louisiana LLC, 4.00%, 03/15/2033 .	1,894,000	1,759,094
Eversource Energy, 5.13%, 05/15/2033	2,017,000	1,981,846
Exelon Corp., 5.30%, 03/15/2033	2,142,000	2,167,081
Florida Power & Light Co.
5.10%, 04/01/2033	1,920,000	1,939,008
4.80%, 05/15/2033	1,920,000	1,900,415
Georgia Power Co., 4.95%, 05/17/2033	2,560,000	2,541,677
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	1,668,000	1,743,187
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	2,559,000	2,545,986
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	2,046,000	2,121,996
Pacific Gas and Electric Co.
6.15%, 01/15/2033	1,922,000	1,955,693
6.40%, 06/15/2033	2,943,000	3,029,580
PECO Energy Co., 4.90%, 06/15/2033	1,467,000	1,467,832
PPL Electric Utilities Corp., 5.00%, 05/15/2033	1,534,000	1,535,989
Public Service Electric and Gas Co.
4.65%, 03/15/2033	1,279,000	1,257,239
5.20%, 08/01/2033	1,228,000	1,243,388
Southern Co. (The), 5.20%, 06/15/2033	1,920,000	1,918,263
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	1,269,000	1,308,256
Virginia Electric & Power Co., 5.00%, 04/01/2033	1,915,000	1,904,545
Xcel Energy, Inc., 5.45%, 08/15/2033	2,046,000	2,052,632

		51,893,801

Electrical Equipment-0.59%
Regal Rexnord Corp., 6.40%, 04/15/2033	3,200,000	3,313,003

Electronic Equipment, Instruments & Components-0.38%
Trimble, Inc., 6.10%, 03/15/2033	2,051,000	2,141,854

	Principal Amount	Value
Financial Services-2.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.40%, 10/29/2033	$3,841,000	$3,309,685
Apollo Global Management, Inc., 6.38%, 11/15/2033	1,283,000	1,377,553
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	1,408,000	1,468,078
Equitable Holdings, Inc., 5.59%, 01/11/2033	1,283,000	1,308,945
Fiserv, Inc.
5.60%, 03/02/2033	2,300,000	2,342,381
5.63%, 08/21/2033	3,275,000	3,335,141
Mastercard, Inc., 4.85%, 03/09/2033	1,922,000	1,934,377

		15,076,160

Food Products-2.58%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	1,278,000	1,232,630
General Mills, Inc., 4.95%, 03/29/2033	2,532,000	2,504,194
J.M. Smucker Co. (The), 6.20%, 11/15/2033	2,555,000	2,713,468
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 04/01/2033	4,185,000	4,241,770
McCormick & Co., Inc., 4.95%, 04/15/2033	1,278,000	1,262,445
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	2,505,000	2,599,551

		14,554,058

Gas Utilities-0.83%
Atmos Energy Corp., 5.90%, 11/15/2033	1,858,000	1,963,673
CenterPoint Energy Resources Corp., 5.40%, 03/01/2033	1,478,000	1,490,692
Southern California Gas Co., 5.20%, 06/01/2033	1,222,000	1,219,427

		4,673,792

Ground Transportation-1.19%
CSX Corp., 5.20%, 11/15/2033(b)	1,536,000	1,558,654
Norfolk Southern Corp., 4.45%, 03/01/2033	1,278,000	1,229,626
Ryder System, Inc., 6.60%, 12/01/2033	1,536,000	1,660,120
Union Pacific Corp., 4.50%, 01/20/2033	2,308,000	2,260,047

		6,708,447

Health Care Equipment & Supplies-0.44%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	2,560,000	2,502,521

Health Care Providers & Services-5.75%
Cigna Group (The), 5.40%, 03/15/2033	2,043,000	2,076,870
CVS Health Corp.
5.25%, 02/21/2033	4,478,000	4,414,033
5.30%, 06/01/2033	3,200,000	3,159,929
Elevance Health, Inc., 4.75%, 02/15/2033	2,560,000	2,489,500
HCA, Inc., 5.50%, 06/01/2033	3,200,000	3,229,665
Humana, Inc., 5.88%, 03/01/2033	1,922,000	1,953,638
McKesson Corp., 5.10%, 07/15/2033	1,538,000	1,557,351
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	1,412,000	1,412,599
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,917,000	2,070,415

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
5.35%, 02/15/2033	$5,123,000	$5,171,594
4.50%, 04/15/2033	3,785,000	3,611,305
UPMC, 5.04%, 05/15/2033	1,260,000	1,241,048

		32,387,947

Health Care REITs-0.62%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	2,554,000	1,989,707
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,795,000	1,518,380

		3,508,087

Hotels, Restaurants & Leisure-1.00%
Darden Restaurants, Inc., 6.30%, 10/10/2033	1,277,000	1,352,734
Marriott International, Inc., Series II, 2.75%, 10/15/2033(b)	1,794,000	1,491,963
McDonald’s Corp., 4.95%, 08/14/2033	1,536,000	1,549,078
Starbucks Corp., 4.80%, 02/15/2033	1,278,000	1,257,739

		5,651,514

Household Products-0.60%
Colgate-Palmolive Co., 4.60%, 03/01/2033	1,283,000	1,280,435
Procter & Gamble Co. (The), 4.05%, 01/26/2033	2,170,000	2,118,126

		3,398,561

Industrial Conglomerates-1.06%
Eaton Corp., 4.15%, 03/15/2033	3,267,000	3,128,543
Honeywell International, Inc., 5.00%, 02/15/2033	2,815,000	2,821,742

		5,950,285

Insurance-2.93%
Allstate Corp. (The), 5.25%, 03/30/2033	1,892,000	1,916,853
American International Group, Inc., 5.13%, 03/27/2033	1,922,000	1,923,941
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	1,852,000	1,884,271
Fairfax Financial Holdings Ltd. (Canada), 6.00%, 12/07/2033	1,943,000	1,998,907
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033(b)	1,536,000	1,572,464
MetLife, Inc., 5.38%, 07/15/2033	2,560,000	2,636,830
Progressive Corp. (The), 4.95%, 06/15/2033	1,278,000	1,290,752
Travelers Property Casualty Corp., 6.38%, 03/15/2033	1,259,000	1,388,172
Willis North America, Inc., 5.35%, 05/15/2033	1,884,000	1,898,169

		16,510,359

Interactive Media & Services-0.80%
Meta Platforms, Inc., 4.95%, 05/15/2033	4,479,000	4,529,330

IT Services-0.34%
International Business Machines Corp., 4.75%, 02/06/2033	1,923,000	1,903,754

Life Sciences Tools & Services-0.46%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	2,557,000	2,582,049

Machinery-1.73%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	2,552,000	2,627,716

	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	$2,597,000	$2,644,713
Nordson Corp., 5.80%, 09/15/2033	1,298,000	1,350,285
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,298,000	1,296,228
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	1,794,000	1,832,930

		9,751,872

Media-3.56%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.40%, 04/01/2033	2,560,000	2,362,400
Comcast Corp.
4.25%, 01/15/2033	4,350,000	4,141,596
4.65%, 02/15/2033(b)	2,562,000	2,512,986
7.05%, 03/15/2033	1,902,000	2,143,126
4.80%, 05/15/2033	2,557,000	2,513,765
Fox Corp., 6.50%, 10/13/2033	3,200,000	3,428,167
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	2,560,000	2,941,307

		20,043,347

Metals & Mining-0.37%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	1,916,000	2,053,413

Multi-Utilities-1.72%
Ameren Illinois Co., 4.95%, 06/01/2033	1,278,000	1,275,009
Consumers Energy Co., 4.63%, 05/15/2033	1,790,000	1,743,420
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	1,255,000	1,241,722
DTE Electric Co., 5.20%, 04/01/2033	1,530,000	1,552,910
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	2,022,000	2,089,875
Sempra, 5.50%, 08/01/2033	1,790,000	1,801,016

		9,703,952

Office REITs-0.30%
Boston Properties L.P., 2.45%, 10/01/2033	2,140,000	1,678,666

Oil, Gas & Consumable Fuels-11.68%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	5,760,000	5,656,730
4.89%, 09/11/2033	3,786,000	3,723,690
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	3,577,000	3,661,546
ConocoPhillips Co., 5.05%, 09/15/2033	2,557,000	2,558,456
Diamondback Energy, Inc., 6.25%, 03/15/2033	2,814,000	2,936,246
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	5,885,000	6,004,830
2.50%, 08/01/2033	2,556,000	2,082,127
Energy Transfer L.P.
5.75%, 02/15/2033	3,836,000	3,913,633
6.55%, 12/01/2033	3,835,000	4,075,332
Enterprise Products Operating LLC
5.35%, 01/31/2033	2,555,000	2,605,799
Series D, 6.88%, 03/01/2033	1,259,000	1,391,282
Hess Corp., 7.13%, 03/15/2033	1,381,000	1,539,811
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	1,281,000	1,417,245

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Kinder Morgan, Inc.
4.80%, 02/01/2033	$1,918,000	$1,853,343
5.20%, 06/01/2033	3,837,000	3,788,388
MPLX L.P., 5.00%, 03/01/2033	2,814,000	2,732,385
ONEOK, Inc., 6.05%, 09/01/2033	3,843,000	3,945,053
Ovintiv, Inc., 6.25%, 07/15/2033	1,536,000	1,538,940
Phillips 66 Co., 5.30%, 06/30/2033	2,299,000	2,289,842
Targa Resources Corp.
4.20%, 02/01/2033	1,922,000	1,757,773
6.13%, 03/15/2033	2,305,000	2,375,079
Western Midstream Operating L.P., 6.15%, 04/01/2033	1,919,000	1,961,332
Williams Cos., Inc. (The), 5.65%, 03/15/2033	1,923,000	1,970,128

		65,778,990

Personal Care Products-1.24%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	1,794,000	1,730,747
Kenvue, Inc., 4.90%, 03/22/2033	3,182,000	3,193,686
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	2,015,000	2,047,521

		6,971,954

Pharmaceuticals-2.78%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	1,283,000	1,289,208
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	2,537,000	2,691,156
Eli Lilly and Co., 4.70%, 02/27/2033	2,562,000	2,553,714
Johnson & Johnson
4.95%, 05/15/2033	1,278,000	1,308,581
4.38%, 12/05/2033	2,175,000	2,146,613
Merck & Co., Inc.
4.50%, 05/17/2033(b)	3,785,000	3,720,718
6.50%, 12/01/2033	1,732,000	1,934,238

		15,644,228

Professional Services-0.73%
Concentrix Corp., 6.85%, 08/02/2033	1,407,000	1,440,565
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	1,283,000	1,316,989
Verisk Analytics, Inc., 5.75%, 04/01/2033	1,278,000	1,329,993

		4,087,547

Retail REITs-1.09%
Kimco Realty OP LLC, 4.60%, 02/01/2033	1,665,000	1,610,238
NNN REIT, Inc., 5.60%, 10/15/2033	1,282,000	1,303,017
Realty Income Corp., 4.90%, 07/15/2033	1,534,000	1,507,116
Simon Property Group L.P., 5.50%, 03/08/2033	1,655,000	1,697,240

		6,117,611

Semiconductors & Semiconductor Equipment-2.78%
Intel Corp., 5.20%, 02/10/2033(b)	5,757,000	5,697,576
Marvell Technology, Inc., 5.95%, 09/15/2033	1,276,000	1,318,328
Micron Technology, Inc.
5.88%, 02/09/2033	1,923,000	1,966,548
5.88%, 09/15/2033	2,299,000	2,361,266

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc., 5.40%, 05/20/2033	$1,795,000	$1,869,822
Texas Instruments, Inc., 4.90%, 03/14/2033	2,430,000	2,457,011

		15,670,551

Software-1.27%
Intuit, Inc., 5.20%, 09/15/2033	3,277,000	3,353,190
Oracle Corp., 4.90%, 02/06/2033	3,835,000	3,783,841

		7,137,031

Specialized REITs-2.40%
American Tower Corp.
5.65%, 03/15/2033	2,043,000	2,099,791
5.55%, 07/15/2033	2,177,000	2,216,638
5.90%, 11/15/2033	1,923,000	2,005,831
Crown Castle, Inc., 5.10%, 05/01/2033	1,924,000	1,886,209
Prologis L.P.
4.63%, 01/15/2033	1,644,000	1,610,773
4.75%, 06/15/2033	1,922,000	1,885,804
Public Storage Operating Co., 5.10%, 08/01/2033	1,789,000	1,814,873

		13,519,919

Specialty Retail-2.96%
AutoZone, Inc.
4.75%, 02/01/2033	1,409,000	1,370,342
6.55%, 11/01/2033	1,275,000	1,386,343
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	1,660,000	1,674,299
Dell International LLC/EMC Corp., 5.75%, 02/01/2033(b)	2,562,000	2,652,327
Leidos, Inc., 5.75%, 03/15/2033	1,922,000	1,975,597
Lowe’s Cos., Inc.
5.00%, 04/15/2033	3,151,000	3,144,038
5.15%, 07/01/2033	2,557,000	2,575,348
Tractor Supply Co., 5.25%, 05/15/2033	1,917,000	1,914,076

		16,692,370

Technology Hardware, Storage & Peripherals-0.95%
Apple, Inc., 4.30%, 05/10/2033(b)	2,558,000	2,542,324
HP, Inc., 5.50%, 01/15/2033	2,814,000	2,804,550

		5,346,874

Tobacco-2.36%
Altria Group, Inc., 6.88%, 11/01/2033	1,278,000	1,404,912
B.A.T. Capital Corp. (United Kingdom), 6.42%, 08/02/2033	3,200,000	3,432,063
Philip Morris International, Inc.
5.38%, 02/15/2033	5,738,000	5,853,272
5.63%, 09/07/2033	2,528,000	2,613,762

		13,304,009

Wireless Telecommunication Services-1.74%
T-Mobile USA, Inc.
5.20%, 01/15/2033	3,191,000	3,204,037
5.05%, 07/15/2033	6,659,000	6,605,174

		9,809,211

Total U.S. Dollar Denominated Bonds & Notes (Cost $554,369,551)		555,288,342

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

May 31, 2025

(Unaudited)

	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $329,714)	329,714	$329,714

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.67% (Cost $554,699,265)		555,618,056

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.90%
Invesco Private Government Fund, 4.29%(c)(d)(e)	7,669,379	7,669,379

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(c)(d)(e)	19,955,342	$19,959,333

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,629,097)		27,628,712

TOTAL INVESTMENTS IN SECURITIES-103.57% (Cost $582,328,362)		583,246,768
OTHER ASSETS LESS LIABILITIES-(3.57)%		(20,123,940)

NET ASSETS-100.00%		$563,122,828

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$774,511	$20,400,693	$(20,845,490)	$-	$-	$329,714	$47,901

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,549,325	35,358,747	(35,238,693)	-	-	7,669,379	204,319	*

Invesco Private Prime Fund	19,690,344	73,147,896	(72,876,057)	(1,111)	(1,739)	19,959,333	546,480	*

Total	$28,014,180	$128,907,336	$(128,960,240)	$(1,111)	$(1,739)	$27,958,426	$798,700

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.60%
Aerospace & Defense-3.10%
Boeing Co. (The)
3.60%, 05/01/2034	$695,000	$601,435
6.53%, 05/01/2034	1,995,000	2,130,178
L3Harris Technologies, Inc., 5.35%, 06/01/2034	590,000	594,166
Lockheed Martin Corp.
4.75%, 02/15/2034	685,000	673,219
4.80%, 08/15/2034	493,000	484,147
Northrop Grumman Corp., 4.90%, 06/01/2034	680,000	669,412
RTX Corp., 6.10%, 03/15/2034	1,210,000	1,289,582

		6,442,139

Air Freight & Logistics-0.55%
GXO Logistics, Inc., 6.50%, 05/06/2034	390,000	398,992
United Parcel Service, Inc., 5.15%, 05/22/2034(b)	730,000	737,199

		1,136,191

Automobile Components-0.37%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	400,000	378,007
BorgWarner, Inc., 5.40%, 08/15/2034	400,000	399,105

		777,112

Automobiles-1.17%
American Honda Finance Corp., 4.90%, 01/10/2034(b)	585,000	570,101
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	1,295,000	1,231,048
Toyota Motor Credit Corp., 4.80%, 01/05/2034	630,000	621,716

		2,422,865

Banks-2.64%
Banco Santander S.A. (Spain), 6.35%, 03/14/2034	1,065,000	1,101,017
Bank of Nova Scotia (The) (Canada), 5.65%, 02/01/2034	691,000	715,161
Citibank N.A., 5.57%, 04/30/2034	1,550,000	1,587,659
Royal Bank of Canada (Canada), 5.15%, 02/01/2034	1,015,000	1,024,983
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.56%, 07/09/2034	1,045,000	1,064,291

		5,493,111

Beverages-1.77%
Anheuser-Busch InBev Worldwide, Inc.
(Belgium), 5.00%, 06/15/2034	815,000	820,611
Coca-Cola Co. (The)
5.00%, 05/13/2034	809,000	821,860
4.65%, 08/14/2034	610,000	605,753
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	397,000	404,629
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	510,000	514,962
PepsiCo, Inc., 4.80%, 07/17/2034(b)	510,000	506,311

		3,674,126

Biotechnology-1.16%
AbbVie, Inc., 5.05%, 03/15/2034	2,410,000	2,417,830

Broadline Retail-0.49%
Amazon.com, Inc., 4.80%, 12/05/2034	1,015,000	1,022,892

	Principal Amount	Value
Building Products-0.68%
Carrier Global Corp., 5.90%, 03/15/2034	$710,000	$746,217
Owens Corning, 5.70%, 06/15/2034	650,000	663,760

		1,409,977

Capital Markets-2.16%
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/2034	600,000	585,260
Brookfield Finance, Inc. (Canada), 6.35%, 01/05/2034	570,000	603,831
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	1,180,000	1,205,354
Moody’s Corp., 5.00%, 08/05/2034	396,000	393,794
Nasdaq, Inc., 5.55%, 02/15/2034	885,000	908,719
Nomura Holdings, Inc. (Japan), 5.78%, 07/03/2034	785,000	800,624

		4,497,582

Chemicals-1.91%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034	935,000	925,567
CF Industries, Inc., 5.15%, 03/15/2034	601,000	583,432
Dow Chemical Co. (The)
5.15%, 02/15/2034	470,000	460,151
4.25%, 10/01/2034	370,000	332,125
Eastman Chemical Co., 5.63%, 02/20/2034	610,000	609,658
LYB International Finance III LLC, 5.50%, 03/01/2034	590,000	575,755
Nutrien Ltd. (Canada), 5.40%, 06/21/2034(b)	485,000	483,292

		3,969,980

Commercial Services & Supplies-1.51%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/2034	467,000	460,613
Republic Services, Inc.
5.00%, 04/01/2034	650,000	650,959
5.20%, 11/15/2034	400,000	403,249
Waste Connections, Inc., 5.00%, 03/01/2034	612,000	610,377
Waste Management, Inc., 4.88%, 02/15/2034	1,015,000	1,012,634

		3,137,832

Communications Equipment-1.32%
Cisco Systems, Inc., 5.05%, 02/26/2034	2,013,000	2,029,173
Motorola Solutions, Inc., 5.40%, 04/15/2034	705,000	708,806

		2,737,979

Construction & Engineering-0.24%
Quanta Services, Inc., 5.25%, 08/09/2034	510,000	505,537

Construction Materials-0.86%
CRH America Finance, Inc., 5.40%, 05/21/2034	590,000	595,670
Martin Marietta Materials, Inc., 5.15%, 12/01/2034	591,000	586,742
Vulcan Materials Co., 5.35%, 12/01/2034	600,000	604,593

		1,787,005

Consumer Finance-1.32%
General Motors Financial Co., Inc.
6.10%, 01/07/2034	1,180,000	1,186,011
5.95%, 04/04/2034	981,000	975,131
5.45%, 09/06/2034	600,000	574,679

		2,735,821

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Consumer Staples Distribution & Retail-1.31%
Kroger Co. (The), 5.00%, 09/15/2034	$1,770,000	$1,724,579
Sysco Corp., 6.00%, 01/17/2034	401,000	424,061
Target Corp., 4.50%, 09/15/2034	600,000	573,328

		2,721,968

Containers & Packaging-0.56%
Berry Global, Inc., 5.65%, 01/15/2034	630,000	634,864
Sonoco Products Co., 5.00%, 09/01/2034	550,000	522,904

		1,157,768

Diversified REITs-0.42%
American Assets Trust L.P., 6.15%, 10/01/2034	430,000	420,960
VICI Properties L.P., 5.75%, 04/01/2034	451,000	452,866

		873,826

Diversified Telecommunication Services-2.03%
AT&T, Inc., 5.40%, 02/15/2034	2,210,000	2,240,791
Bell Canada (Canada), 5.20%, 02/15/2034	570,000	563,200
Verizon Communications, Inc., 4.40%, 11/01/2034	1,515,000	1,419,353

		4,223,344

Electric Utilities-7.71%
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	470,000	483,029
Constellation Energy Generation LLC, 6.13%, 01/15/2034	393,000	415,123
Duke Energy Carolinas LLC, 4.85%, 01/15/2034	470,000	461,171
Duke Energy Corp., 5.45%, 06/15/2034	612,000	617,829
Duke Energy Progress LLC, 5.10%, 03/15/2034	390,000	388,503
Entergy Louisiana LLC
5.35%, 03/15/2034	397,000	398,458
5.15%, 09/15/2034	570,000	564,171
Eversource Energy
5.50%, 01/01/2034	525,000	523,859
5.95%, 07/15/2034	553,000	569,693
Exelon Corp., 5.45%, 03/15/2034	510,000	515,927
Florida Power & Light Co., 5.30%, 06/15/2034	880,000	894,304
Georgia Power Co., 5.25%, 03/15/2034	733,000	737,194
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	880,000	874,938
Pacific Gas and Electric Co.
6.95%, 03/15/2034	630,000	669,671
5.80%, 05/15/2034	860,000	850,479
PacifiCorp, 5.45%, 02/15/2034	890,000	888,881
PPL Capital Funding, Inc., 5.25%, 09/01/2034	593,000	587,266
PPL Electric Utilities Corp., 4.85%, 02/15/2034	511,000	504,222
Public Service Co. of Colorado, 5.35%, 05/15/2034	680,000	677,506
Public Service Electric and Gas Co., 4.85%, 08/01/2034	470,000	462,825
Southern California Edison Co.
6.00%, 01/15/2034	410,000	415,880
5.20%, 06/01/2034	705,000	675,547
Southern Co. (The), 5.70%, 03/15/2034	896,000	922,581
Union Electric Co., 5.20%, 04/01/2034	410,000	410,319

	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co.
5.00%, 01/15/2034	$410,000	$402,002
5.05%, 08/15/2034	495,000	486,609
Xcel Energy, Inc., 5.50%, 03/15/2034	630,000	628,608

		16,026,595

Electronic Equipment, Instruments & Components-0.89%
Amphenol Corp., 5.25%, 04/05/2034	487,000	492,925
Arrow Electronics, Inc., 5.88%, 04/10/2034	390,000	394,612
Keysight Technologies, Inc., 4.95%, 10/15/2034	490,000	477,934
TD SYNNEX Corp., 6.10%, 04/12/2034	470,000	482,560

		1,848,031

Entertainment-0.80%
Netflix, Inc., 4.90%, 08/15/2034	785,000	788,881
Walt Disney Co. (The), 6.20%, 12/15/2034	797,000	877,722

		1,666,603

Financial Services-3.70%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
5.30%, 01/19/2034	550,000	543,576
4.95%, 09/10/2034	860,000	825,776
BlackRock Funding, Inc., 5.00%, 03/14/2034	815,000	824,107
Blue Owl Finance LLC, 6.25%, 04/18/2034	781,000	792,191
Corebridge Financial, Inc., 5.75%, 01/15/2034	590,000	601,258
Fiserv, Inc.
5.45%, 03/15/2034	610,000	611,709
5.15%, 08/12/2034(b)	735,000	721,030
LPL Holdings, Inc., 6.00%, 05/20/2034	790,000	802,700
Mastercard, Inc., 4.88%, 05/09/2034	806,000	804,570
PayPal Holdings, Inc., 5.15%, 06/01/2034	695,000	694,124
TPG Operating Group II L.P., 5.88%, 03/05/2034	470,000	475,233

		7,696,274

Food Products-2.41%
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034	630,000	606,171
JBS USA Holding Lux S.a.r.l./JBS USA Food
Co./JBS Lux Co. S.a.r.l., 6.75%, 03/15/2034	1,205,000	1,295,398
McCormick & Co., Inc., 4.70%, 10/15/2034	400,000	380,010
Mondelez International, Inc., 4.75%, 08/28/2034	405,000	393,369
Pilgrim’s Pride Corp., 6.88%, 05/15/2034	401,000	432,580
The Campbell’s Company, 5.40%, 03/21/2034	814,000	812,142
Tyson Foods, Inc.
5.70%, 03/15/2034	705,000	718,789
4.88%, 08/15/2034	385,000	368,435

		5,006,894

Gas Utilities-0.22%
Southern California Gas Co., 5.05%, 09/01/2034	465,000	458,685

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Ground Transportation-1.04%
Canadian National Railway Co. (Canada)
6.25%, 08/01/2034	$400,000	$432,798
4.38%, 09/18/2034	600,000	568,689
Uber Technologies, Inc., 4.80%, 09/15/2034	1,210,000	1,168,376

		2,169,863

Health Care Equipment & Supplies-1.63%
Becton, Dickinson and Co., 5.11%, 02/08/2034	436,000	429,751
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	513,000	511,414
Solventum Corp., 5.60%, 03/23/2034	1,325,000	1,336,879
Stryker Corp., 4.63%, 09/11/2034	590,000	570,997
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034	553,000	545,819

		3,394,860

Health Care Providers & Services-5.95%
Cardinal Health, Inc.
5.45%, 02/15/2034	410,000	414,131
5.35%, 11/15/2034	800,000	798,620
Cencora, Inc., 5.13%, 02/15/2034	398,000	396,093
Cigna Group (The), 5.25%, 02/15/2034	980,000	978,972
CommonSpirit Health, 5.32%, 12/01/2034	570,000	559,750
CVS Health Corp., 5.70%, 06/01/2034	1,000,000	1,006,059
Elevance Health, Inc., 5.38%, 06/15/2034	815,000	818,438
HCA, Inc.
5.60%, 04/01/2034	1,055,000	1,061,227
5.45%, 09/15/2034	1,015,000	1,005,239
Humana, Inc., 5.95%, 03/15/2034	695,000	706,026
Icon Investments Six DAC, 6.00%, 05/08/2034	400,000	400,602
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	670,000	643,585
Quest Diagnostics, Inc., 5.00%, 12/15/2034	685,000	672,608
UnitedHealth Group, Inc.
5.00%, 04/15/2034	1,005,000	982,234
5.15%, 07/15/2034	1,575,000	1,554,945
Universal Health Services, Inc., 5.05%, 10/15/2034	395,000	371,021

		12,369,550

Health Care REITs-0.44%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	620,000	509,529
Ventas Realty L.P., 5.63%, 07/01/2034	395,000	400,258

		909,787

Hotel & Resort REITs-0.23%
Host Hotels & Resorts L.P., 5.70%, 07/01/2034	480,000	472,283

Hotels, Restaurants & Leisure-1.20%
Choice Hotels International, Inc., 5.85%, 08/01/2034	490,000	483,089
Las Vegas Sands Corp., 6.20%, 08/15/2034	390,000	386,972
Marriott International, Inc., 5.30%, 05/15/2034	810,000	804,005
McDonald’s Corp., 5.20%, 05/17/2034	400,000	405,615
Starbucks Corp., 5.00%, 02/15/2034	410,000	405,107

		2,484,788

Household Durables-0.26%
D.R. Horton, Inc., 5.00%, 10/15/2034	550,000	535,284

	Principal Amount	Value
Household Products-0.48%
Procter & Gamble Co. (The)
4.55%, 01/29/2034	$610,000	$604,213
4.55%, 10/24/2034	395,000	390,173

		994,386

Independent Power and Renewable Electricity Producers-0.23%
NSTAR Electric Co., 5.40%, 06/01/2034	473,000	477,680

Industrial Conglomerates-0.38%
Honeywell International, Inc., 4.50%, 01/15/2034	815,000	784,201

Insurance-3.72%
Aon North America, Inc., 5.45%, 03/01/2034	1,377,000	1,392,870
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	410,000	414,594
Brown & Brown, Inc., 5.65%, 06/11/2034	475,000	480,137
Chubb INA Holdings LLC, 5.00%, 03/15/2034	1,295,000	1,296,607
CNA Financial Corp., 5.13%, 02/15/2034	390,000	384,257
CNO Financial Group, Inc., 6.45%, 06/15/2034	540,000	556,411
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034(b)	610,000	619,071
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	410,000	396,818
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	394,000	396,679
MetLife, Inc.
6.38%, 06/15/2034	590,000	644,173
5.30%, 12/15/2034	610,000	617,926
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	531,000	538,279

		7,737,822

Interactive Media & Services-0.95%
Meta Platforms, Inc., 4.75%, 08/15/2034	2,000,000	1,978,508

IT Services-0.20%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	390,000	409,378

Leisure Products-0.20%
Hasbro, Inc., 6.05%, 05/14/2034	410,000	415,637

Life Sciences Tools & Services-0.43%
Agilent Technologies, Inc., 4.75%, 09/09/2034	495,000	477,802
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	410,000	415,230

		893,032

Machinery-2.11%
AGCO Corp., 5.80%, 03/21/2034	570,000	571,857
Cummins, Inc., 5.15%, 02/20/2034	594,000	598,920
Ingersoll Rand, Inc., 5.45%, 06/15/2034	592,000	598,014
John Deere Capital Corp.
5.10%, 04/11/2034	805,000	809,755
5.05%, 06/12/2034	650,000	650,932
Parker-Hannifin Corp., 4.20%, 11/21/2034	391,000	366,375
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	390,000	389,707
Wabtec Corp., 5.61%, 03/11/2034	400,000	407,877

		4,393,437

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Media-2.04%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
6.65%, 02/01/2034	$707,000	$743,468
6.55%, 06/01/2034(b)	1,180,000	1,234,899
Comcast Corp.
5.30%, 06/01/2034	1,020,000	1,029,899
4.20%, 08/15/2034	815,000	757,859
Omnicom Group, Inc., 5.30%, 11/01/2034	470,000	466,607

		4,232,732

Metals & Mining-1.10%
ArcelorMittal S.A. (Luxembourg), 6.00%, 06/17/2034(b)	410,000	423,230
Freeport-McMoRan, Inc., 5.40%, 11/14/2034.	570,000	568,793
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	805,000	813,232
Steel Dynamics, Inc., 5.38%, 08/15/2034	475,000	474,827

		2,280,082

Multi-Utilities-1.27%
DTE Electric Co., 5.20%, 03/01/2034	410,000	411,618
DTE Energy Co., 5.85%, 06/01/2034	693,000	714,560
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	590,000	594,794
NiSource, Inc., 5.35%, 04/01/2034	510,000	511,869
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	410,000	413,740

		2,646,581

Office REITs-0.50%
Boston Properties L.P., 6.50%, 01/15/2034	600,000	631,316
Cousins Properties L.P., 5.88%, 10/01/2034	396,000	399,797

		1,031,113

Oil, Gas & Consumable Fuels-11.47%
Boardwalk Pipelines L.P., 5.63%, 08/01/2034	470,000	467,168
BP Capital Markets America, Inc.
4.99%, 04/10/2034	785,000	774,797
5.23%, 11/17/2034	1,570,000	1,563,823
Cheniere Energy Partners L.P., 5.75%, 08/15/2034	960,000	963,812
Cheniere Energy, Inc., 5.65%, 04/15/2034	1,178,000	1,176,047
Coterra Energy, Inc., 5.60%, 03/15/2034	395,000	391,940
Devon Energy Corp., 5.20%, 09/15/2034(b)	985,000	933,118
Diamondback Energy, Inc., 5.40%, 04/18/2034	1,045,000	1,025,934
Enbridge, Inc. (Canada), 5.63%, 04/05/2034	964,000	973,622
Energy Transfer L.P.
5.55%, 05/15/2034	985,000	978,418
5.60%, 09/01/2034	985,000	980,643
EnLink Midstream LLC, 5.65%, 09/01/2034	412,000	409,558
Enterprise Products Operating LLC, 4.85%, 01/31/2034	791,000	776,625
EQT Corp., 5.75%, 02/01/2034(b)	592,000	596,209
Kinder Morgan, Inc.
5.40%, 02/01/2034	790,000	787,222
5.30%, 12/01/2034	610,000	596,728
MPLX L.P., 5.50%, 06/01/2034	1,335,000	1,316,526
Occidental Petroleum Corp., 5.55%, 10/01/2034	941,000	890,227
ONEOK, Inc., 5.05%, 11/01/2034	1,260,000	1,201,157

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Ovintiv, Inc., 6.50%, 08/15/2034	$470,000	$471,315
Phillips 66, 4.65%, 11/15/2034	790,000	741,450
Plains All American Pipeline L.P./PAA Finance Corp., 5.70%, 09/15/2034	511,000	507,340
Suncor Energy, Inc. (Canada), 5.95%, 12/01/2034	390,000	395,056
Targa Resources Corp., 6.50%, 03/30/2034	785,000	825,711
TotalEnergies Capital S.A. (France)
5.15%, 04/05/2034	985,000	992,473
4.72%, 09/10/2034	600,000	586,313
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	942,000	887,259
Western Midstream Operating L.P., 5.45%, 11/15/2034	653,000	627,169
Williams Cos., Inc. (The), 5.15%, 03/15/2034	1,024,000	1,006,084

		23,843,744

Passenger Airlines-0.19%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	458,949	400,604

Personal Care Products-0.62%
Estee Lauder Cos., Inc. (The), 5.00%, 02/14/2034(b)	520,000	515,334
Unilever Capital Corp. (United Kingdom), 4.63%, 08/12/2034	785,000	771,190

		1,286,524

Pharmaceuticals-4.46%
AstraZeneca Finance LLC (United Kingdom), 5.00%, 02/26/2034	1,212,000	1,220,455
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	1,970,000	1,985,746
Eli Lilly and Co.
4.70%, 02/09/2034	1,210,000	1,191,317
4.60%, 08/14/2034	1,015,000	989,850
GlaxoSmithKline Capital, Inc. (United Kingdom), 5.38%, 04/15/2034	390,000	400,239
Johnson & Johnson, 4.95%, 06/01/2034	695,000	710,379
Novartis Capital Corp., 4.20%, 09/18/2034	890,000	843,045
Royalty Pharma PLC, 5.40%, 09/02/2034	413,000	411,431
Takeda Pharmaceutical Co. Ltd. (Japan), 5.30%, 07/05/2034	860,000	860,093
Wyeth LLC, 6.50%, 02/01/2034	596,000	655,885

		9,268,440

Professional Services-0.60%
Automatic Data Processing, Inc., 4.45%, 09/09/2034	800,000	772,002
Verisk Analytics, Inc., 5.25%, 06/05/2034	470,000	472,004

		1,244,006

Real Estate Management & Development-0.39%
CBRE Services, Inc., 5.95%, 08/15/2034	782,000	808,521

Residential REITs-0.63%
American Homes 4 Rent L.P.
5.50%, 02/01/2034	461,000	460,397
5.50%, 07/15/2034	395,000	393,516
ERP Operating L.P., 4.65%, 09/15/2034	470,000	448,037

		1,301,950

Retail REITs-1.26%
Kimco Realty OP LLC, 6.40%, 03/01/2034	391,000	418,488

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Retail REITs-(continued)
NNN REIT, Inc., 5.50%, 06/15/2034	$390,000	$390,635
Realty Income Corp., 5.13%, 02/15/2034	630,000	627,762
Simon Property Group L.P.
6.25%, 01/15/2034	393,000	419,552
4.75%, 09/26/2034	790,000	755,206

		2,611,643

Semiconductors & Semiconductor Equipment-1.61%
Analog Devices, Inc., 5.05%, 04/01/2034	437,000	440,593
Broadcom, Inc., 4.80%, 10/15/2034	1,380,000	1,344,172
Intel Corp., 5.15%, 02/21/2034(b)	705,000	690,345
KLA Corp., 4.70%, 02/01/2034	395,000	388,648
Texas Instruments, Inc., 4.85%, 02/08/2034	475,000	475,191

		3,338,949

Software-3.40%
Accenture Capital, Inc., 4.50%, 10/04/2034	1,180,000	1,134,130
Adobe, Inc., 4.95%, 04/04/2034	577,000	581,049
AppLovin Corp., 5.50%, 12/01/2034	790,000	790,730
Atlassian Corp., 5.50%, 05/15/2034	374,000	377,473
Cadence Design Systems, Inc., 4.70%, 09/10/2034	810,000	787,908
Oracle Corp.
4.30%, 07/08/2034	1,400,000	1,302,563
4.70%, 09/27/2034	1,380,000	1,316,831
Roper Technologies, Inc., 4.90%, 10/15/2034	790,000	766,801

		7,057,485

Specialized REITs-2.12%
American Tower Corp., 5.45%, 02/15/2034	524,000	529,287
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	396,000	380,709
Crown Castle, Inc.
5.80%, 03/01/2034	611,000	623,940
5.20%, 09/01/2034	570,000	556,151
Extra Space Storage L.P., 5.40%, 02/01/2034	475,000	472,458
GLP Capital L.P./GLP Financing II, Inc., 5.63%, 09/15/2034	630,000	614,984
Prologis L.P.
5.13%, 01/15/2034	610,000	610,806
5.00%, 03/15/2034	625,000	616,023

		4,404,358

Specialty Retail-1.51%
AutoZone, Inc., 5.40%, 07/15/2034	571,000	575,579
Dell International LLC/EMC Corp., 5.40%, 04/15/2034	790,000	791,208
Home Depot, Inc. (The), 4.95%, 06/25/2034	1,380,000	1,381,125
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	395,000	385,708

		3,133,620

Technology Hardware, Storage & Peripherals-1.13%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	1,615,000	1,573,095
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	785,000	769,246

		2,342,341

	Principal Amount	Value
Tobacco-1.29%
B.A.T. Capital Corp. (United Kingdom), 6.00%, 02/20/2034	$682,000	$709,789
Philip Morris International, Inc.
5.25%, 02/13/2034	1,376,000	1,385,099
4.90%, 11/01/2034	590,000	578,807

		2,673,695

Trading Companies & Distributors-0.44%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	596,000	574,001
W.W. Grainger, Inc., 4.45%, 09/15/2034	360,000	346,931

		920,932

Water Utilities-0.46%
American Water Capital Corp., 5.15%, 03/01/2034	570,000	569,496
Essential Utilities, Inc., 5.38%, 01/15/2034	394,000	393,078

		962,574

Wireless Telecommunication Services-1.36%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	1,015,000	999,102
T-Mobile USA, Inc.
5.75%, 01/15/2034	805,000	835,021
5.15%, 04/15/2034	985,000	983,688

		2,817,811

Total U.S. Dollar Denominated Bonds & Notes (Cost $206,162,537)		204,876,168

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $49,950)	49,950	49,950

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.63% (Cost $206,212,487)		204,926,118

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.71%
Invesco Private Government Fund, 4.29%(c)(d)(e)	1,565,075	1,565,075
Invesco Private Prime Fund, 4.45%(c)(d)(e)	4,062,399	4,063,211

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,628,286)		5,628,286

TOTAL INVESTMENTS IN SECURITIES-101.34% (Cost $211,840,773)		210,554,404
OTHER ASSETS LESS LIABILITIES-(1.34)%		(2,776,485)

NET ASSETS-100.00%		$207,777,919

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$148,045	$12,746,098	$(12,844,193)	$-	$-	$49,950	$17,471

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	187,415	14,923,463	(13,545,803)	-	-	1,565,075	45,312	*

Invesco Private Prime Fund	679,604	31,011,118	(27,627,062)	(17)	(432)	4,063,211	121,603	*

Total	$1,015,064	$58,680,679	$(54,017,058)	$(17)	$(432)	$5,678,236	$184,386

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-44.50%
Aerospace & Defense-4.44%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)	$6,186,000	$6,225,306
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	33,310,000	35,510,192

		41,735,498

Building Products-0.89%
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	8,267,000	8,347,190

Chemicals-1.87%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)(c)	17,490,000	17,560,554

Commercial Services & Supplies-0.85%
OPENLANE, Inc., 5.13%, 06/01/2025(b)	8,010,000	8,010,000

Consumer Finance-5.21%
Navient Corp., 6.75%, 06/25/2025	18,792,000	18,796,432
OneMain Finance Corp., 9.00%, 01/15/2029(c)	28,770,000	30,172,111

		48,968,543

Containers & Packaging-0.75%
Ball Corp., 5.25%, 07/01/2025	7,041,000	7,061,560

Diversified Telecommunication Services-1.70%
Frontier Communications Holdings LLC, 8.75%, 05/15/2030(b)	15,180,000	15,966,284

Electric Utilities-1.98%
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	17,796,177	18,550,219

Electrical Equipment-5.29%
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	49,103,000	49,714,087

Energy Equipment & Services-0.96%
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)	8,972,000	9,022,216

Financial Services-3.18%
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	29,896,000	29,890,511

Health Care REITs-0.44%
Diversified Healthcare Trust, 9.75%, 06/15/2025	4,057,000	4,067,270

Hotels, Restaurants & Leisure-7.38%
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	20,401,000	20,443,720
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)(c)	18,682,000	19,848,934
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	15,890,000	15,957,850
Travel + Leisure Co., 6.60%, 10/01/2025	13,083,000	13,096,933

		69,347,437

Insurance-2.12%
Jones Deslauriers Insurance Management, Inc. (Canada), 10.50%, 12/15/2030(b)	18,530,000	19,890,116

Metals & Mining-0.07%
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	666,000	678,727

	Principal Amount	Value
Mortgage REITs-2.08%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	$9,192,000	$9,186,257
Rithm Capital Corp., 6.25%, 10/15/2025(b)	10,356,000	10,370,778

		19,557,035

Oil, Gas & Consumable Fuels-0.03%
Range Resources Corp., 8.25%, 01/15/2029(c)	300,000	308,372

Specialty Retail-4.13%
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	17,850,000	18,363,044
Penske Automotive Group, Inc., 3.50%, 09/01/2025	20,451,000	20,422,510

		38,785,554

Technology Hardware, Storage & Peripherals-1.13%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	10,648,000	10,633,617

Total U.S. Dollar Denominated Bonds & Notes (Cost $417,192,024)		418,094,790

U.S. Treasury Securities-21.21%
U.S. Treasury Bills-21.21%
4.23%–4.24%, 06/20/2025(d)	122,000,000	121,741,970
4.21%–4.26%, 07/24/2025(d)	78,000,000	77,524,322

Total U.S. Treasury Securities (Cost $199,244,210)		199,266,292

	Shares
Money Market Funds-33.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $313,255,268)	313,255,268	313,255,268

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.05% (Cost $929,691,502)		930,616,350

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.89%
Invesco Private Government Fund, 4.29%(e)(f)(g)	12,753,615	12,753,615
Invesco Private Prime Fund, 4.45%(e)(f)(g)	33,196,368	33,203,007

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,957,322)		45,956,622

TOTAL INVESTMENTS IN SECURITIES-103.94% (Cost $975,648,824)		976,572,972
OTHER ASSETS LESS LIABILITIES-(3.94)%		(37,022,670)

NET ASSETS-100.00%		$939,550,302

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $305,806,558, which represented 32.55% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$51,739,099	$1,037,868,233	$(776,352,064)	$-	$-	$313,255,268	$2,794,162

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	26,335,623	95,095,250	(108,677,258)	-	-	12,753,615	718,737	*

Invesco Private Prime Fund	68,703,804	214,490,779	(249,978,310)	(4,376)	(8,890)	33,203,007	1,911,146	*

Total	$146,778,526	$1,347,454,262	$(1,135,007,632)	$(4,376)	$(8,890)	$359,211,890	$5,424,045

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.66%
Aerospace & Defense-3.51%
Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)(c)	$12,686,000	$13,631,843
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	20,210,000	22,342,456

		35,974,299

Automobile Components-2.07%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	7,860,000	6,932,916
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	14,262,000	14,279,856

		21,212,772

Automobiles-0.97%
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	9,883,000	9,919,073

Banks-1.69%
Freedom Mortgage Corp.
7.63%, 05/01/2026(b)	8,056,000	8,048,642
12.25%, 10/01/2030(b)	8,360,000	9,247,130

		17,295,772

Building Products-0.48%
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	4,650,000	4,874,972

Capital Markets-2.46%
Aretec Group, Inc., 10.00%, 08/15/2030(b)(c)	11,702,000	12,765,922
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	12,536,000	12,428,198

		25,194,120

Chemicals-1.98%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	3,765,000	3,639,084
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	12,707,000	12,651,291
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	4,003,000	4,012,123

		20,302,498

Commercial Services & Supplies-2.03%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(c)	6,682,000	6,615,275
RB Global Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)(c)	13,527,000	14,177,006

		20,792,281

Communications Equipment-1.04%
Hughes Satellite Systems Corp., 5.25%, 08/01/2026(c)	11,741,000	10,594,660

Construction & Engineering-0.49%
INNOVATE Corp., 8.50%, 02/01/2026(b)	5,580,000	4,973,845

Consumer Finance-5.96%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)(c)	15,045,000	16,054,986
LFS Topco LLC, 5.88%, 10/15/2026(b)	4,564,000	4,525,315
Navient Corp., 6.75%, 06/15/2026	8,358,000	8,468,735
OneMain Finance Corp., 7.13%, 03/15/2026	20,336,000	20,625,564

	Principal Amount	Value
Consumer Finance-(continued)
SLM Corp., 3.13%, 11/02/2026(c)	$8,457,000	$8,260,862
World Acceptance Corp., 7.00%, 11/01/2026(b)	3,027,000	3,029,050

		60,964,512

Consumer Staples Distribution & Retail-3.55%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)	12,541,000	12,351,014
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(c)	24,471,000	23,945,417

		36,296,431

Containers & Packaging-1.59%
Ball Corp., 4.88%, 03/15/2026	4,281,000	4,282,570
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	3,255,000	3,255,846
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026(c)	5,920,000	6,109,304
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	2,611,000	2,606,428

		16,254,148

Distributors-2.08%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)(c)	6,780,000	7,102,599
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	13,370,000	14,163,737

		21,266,336

Diversified Consumer Services-0.62%
Graham Holdings Co., 5.75%, 06/01/2026(b)	6,343,000	6,340,425

Diversified Telecommunication Services-5.48%
Frontier Communications Holdings LLC
8.75%, 05/15/2030(b)	15,941,000	16,766,702
8.63%, 03/15/2031(b)	12,682,000	13,510,171
Level 3 Financing, Inc., 10.50%, 05/15/2030(b)(c)	15,632,000	17,136,580
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)(c)	10,106,000	8,676,051

		56,089,504

Electric Utilities-7.35%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	20,290,000	21,681,425
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	2,649,000	2,617,770
Vistra Operations Co. LLC
5.50%, 09/01/2026(b)	16,766,000	16,791,769
7.75%, 10/15/2031(b)	24,521,000	26,015,873
XPLR Infrastructure Operating Partners L.P., 3.88%, 10/15/2026(b)(c)	8,357,000	8,124,711

		75,231,548

Energy Equipment & Services-1.47%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	4,640,000	4,816,339
Permian Resources Operating LLC
5.38%, 01/15/2026(b)	4,589,000	4,579,886
9.88%, 07/15/2031(b)	5,146,000	5,623,425

		15,019,650

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Entertainment-0.49%
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)(c)	$5,018,000	$5,027,900

Financial Services-7.55%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)(c)	11,410,000	12,170,591
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)(c)	18,392,000	20,307,140
GGAM Finance Ltd. (Ireland), 7.75%, 05/15/2026(b)	6,685,000	6,753,434
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	5,011,000	4,990,179
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(b)	8,358,000	8,334,155
NCR Atleos Corp., 9.50%, 04/01/2029(b)	22,570,000	24,667,769

		77,223,268

Gas Utilities-0.99%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	10,305,000	10,158,681

Health Care Providers & Services-3.42%
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	13,525,000	14,507,416
11.00%, 10/15/2030(b)(c)	18,596,000	20,466,590

		34,974,006

Hotel & Resort REITs-0.81%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)(c)	8,453,000	8,324,524

Hotels, Restaurants & Leisure-5.61%
Brinker International, Inc., 8.25%, 07/15/2030(b)	5,852,000	6,196,250
CCM Merger, Inc., 6.38%, 05/01/2026(b)	4,479,000	4,483,507
CEC Entertainment LLC, 6.75%, 05/01/2026(b)(c)	10,995,000	10,828,188
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	5,056,000	4,984,660
MGM Resorts International, 4.63%, 09/01/2026(c)	6,761,000	6,736,834
Travel + Leisure Co., 6.63%, 07/31/2026(b)	10,996,000	11,116,340
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	12,175,000	13,079,590

		57,425,369

Household Durables-3.28%
Newell Brands, Inc., 5.70%, 04/01/2026	19,203,000	19,350,613
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)(c)	14,213,000	14,193,405

		33,544,018

Insurance-1.24%
Jones Deslauriers Insurance Management, Inc. (Canada), 8.50%, 03/15/2030(b)	12,117,000	12,732,653

IT Services-1.55%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)(c)	8,458,000	8,393,658
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	7,527,000	7,516,941

		15,910,599

Life Sciences Tools & Services-1.71%
IQVIA, Inc., 5.00%, 10/15/2026(b)(c)	17,553,000	17,508,305

	Principal Amount	Value
Machinery-0.90%
Chart Industries, Inc., 9.50%, 01/01/2031(b)(c)	$8,628,000	$9,200,140

Marine Transportation-1.38%
NCL Corp. Ltd., 8.13%, 01/15/2029(b)	13,360,000	14,075,121

Media-7.18%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	12,686,000	12,662,450
DISH DBS Corp., 5.25%, 12/01/2026(b)	38,045,000	35,190,144
Sirius XM Radio LLC, 3.13%, 09/01/2026(b)	16,912,000	16,533,970
TEGNA, Inc., 4.75%, 03/15/2026(b)	9,190,000	9,139,928

		73,526,492

Metals & Mining-2.07%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	9,613,000	8,750,765
Novelis Corp., 3.25%, 11/15/2026(b)	12,682,000	12,448,962

		21,199,727

Mortgage REITs-0.64%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	6,690,000	6,537,055

Oil, Gas & Consumable Fuels-5.36%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)(c)	4,756,000	4,771,847
Buckeye Partners L.P., 3.95%, 12/01/2026	9,439,000	9,261,557
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	10,340,000	10,363,981
Civitas Resources, Inc., 5.00%, 10/15/2026(b)(c)	6,294,000	6,184,514
Range Resources Corp., 8.25%, 01/15/2029	9,513,000	9,778,470
SM Energy Co., 6.75%, 09/15/2026	6,645,000	6,639,519
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)(c)	7,865,000	7,906,795

		54,906,683

Real Estate Management & Development-1.41%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	6,760,000	7,235,127
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	6,765,000	7,183,090

		14,418,217

Software-1.66%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	6,285,000	6,285,283
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	3,960,000	3,930,399
Fair Isaac Corp., 5.25%, 05/15/2026(b)(c)	6,766,000	6,759,588

		16,975,270

Technology Hardware, Storage & Peripherals-2.57%
Seagate HDD Cayman
8.25%, 12/15/2029(c)	8,360,000	8,917,111
8.50%, 07/15/2031	8,358,000	8,931,016
Western Digital Corp., 4.75%, 02/15/2026(c)	8,451,000	8,428,935

		26,277,062

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Textiles, Apparel & Luxury Goods-2.02%
Hanesbrands, Inc., 9.00%, 02/15/2031(b)(c)	$10,133,000	$10,715,283
Under Armour, Inc., 3.25%, 06/15/2026	10,149,000	9,932,120

		20,647,403

Total U.S. Dollar Denominated Bonds & Notes (Cost $988,090,668)		989,189,339

	Shares
Money Market Funds-4.88%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $49,978,386)	49,978,386	49,978,386

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.54% (Cost $1,038,069,054)		1,039,167,725

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.35%
Invesco Private Government Fund, 4.29%(d)(e)(f)	30,465,625	$30,465,625
Invesco Private Prime Fund, 4.45%(d)(e)(f)	85,645,324	85,662,453

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,130,670)		116,128,078

TOTAL INVESTMENTS IN SECURITIES-112.89% (Cost $1,154,199,724)		1,155,295,803
OTHER ASSETS LESS LIABILITIES-(12.89)%		(131,893,475)

NET ASSETS-100.00%		$1,023,402,328

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $781,590,600, which represented 76.37% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$9,201,671	$381,180,378	$(340,403,663)	$-	$-	$49,978,386	$1,039,781

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	39,509,241	165,506,761	(174,550,377)	-	-	30,465,625	1,331,313	*
Invesco Private Prime Fund	103,085,105	357,035,696	(374,434,287)	(11,270)	(12,791)	85,662,453	3,568,132	*

Total	$151,796,017	$903,722,835	$(889,388,327)	$(11,270)	$(12,791)	$166,106,464	$5,939,226

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.53%
Aerospace & Defense-1.11%
Bombardier, Inc. (Canada), 7.25%, 07/01/2031(b)(c)	$3,210,000	$3,314,328
Moog, Inc., 4.25%, 12/15/2027(b)	2,138,000	2,072,574

		5,386,902

Automobile Components-2.50%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	2,138,000	2,129,571
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	1,685,000	1,663,764
5.75%, 07/15/2027(b)(c)	1,534,000	1,516,374
Dana, Inc., 5.38%, 11/15/2027	1,705,000	1,700,645
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	2,990,000	2,950,761
United Rentals (North America), Inc., 5.50%, 05/15/2027	2,192,000	2,194,424

		12,155,539

Automobiles-0.34%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	1,705,000	1,677,507

Banks-0.48%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)(c)	2,353,000	2,349,015

Broadline Retail-1.76%
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)(c)	7,913,000	8,547,800

Building Products-0.61%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	1,500,000	1,483,717
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	1,706,000	1,491,221

		2,974,938

Capital Markets-1.22%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	6,211,000	5,915,190

Chemicals-2.63%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)	2,138,000	2,117,120
Chemours Co. (The), 5.38%, 05/15/2027(c)	2,110,000	2,067,166
HB Fuller Co., 4.00%, 02/15/2027(c)	1,322,000	1,300,385
Methanex Corp. (Canada), 5.13%, 10/15/2027	2,990,000	2,966,448
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)(c)	1,386,000	1,410,459
SNF Group SACA (France), 3.13%, 03/15/2027(b)(c)	1,493,000	1,434,730
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	1,492,000	1,489,628

		12,785,936

Commercial Services & Supplies-5.71%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	4,489,000	4,528,898
Brink’s Co. (The), 4.63%, 10/15/2027(b)(c)	2,562,000	2,529,296
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	2,331,000	2,310,369
CoreCivic, Inc., 4.75%, 10/15/2027	1,043,000	1,018,791
Enviri Corp., 5.75%, 07/31/2027(b)(c)	2,087,000	2,053,432

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)(c)	$2,446,000	$2,416,188
GEO Group, Inc. (The), 10.25%, 04/15/2031	2,740,000	3,005,936
Matthews International Corp., 8.63%, 10/01/2027(b)	1,280,000	1,331,087
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	1,609,000	1,618,832
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	4,274,000	4,106,914
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)(c)	2,771,000	2,852,828

		27,772,571

Communications Equipment-0.65%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)	3,290,000	3,182,146

Construction & Engineering-1.28%
AECOM, 5.13%, 03/15/2027	4,379,000	4,378,422
Pike Corp., 8.63%, 01/31/2031(b)	1,709,000	1,842,866

		6,221,288

Consumer Finance-1.75%
Navient Corp.
5.00%, 03/15/2027	2,990,000	2,961,470
11.50%, 03/15/2031(c)	2,138,000	2,423,926
OneMain Finance Corp., 3.50%, 01/15/2027(c)	3,209,000	3,111,308

		8,496,704

Consumer Staples Distribution & Retail-2.13%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	5,923,000	5,869,063
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	4,534,000	4,519,252

		10,388,315

Containers & Packaging-5.86%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	2,632,000	2,640,272
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	1,321,000	1,305,664
LABL, Inc., 10.50%, 07/15/2027(b)	2,954,000	2,807,579
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(b)	11,530,000	11,653,786
9.25%, 04/15/2027(b)	5,742,000	5,661,211
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	2,685,000	2,688,150
Sealed Air Corp., 4.00%, 12/01/2027(b)(c)	1,819,075	1,765,586

		28,522,248

Diversified Consumer Services-1.14%
Service Corp. International, 4.63%, 12/15/2027	2,348,000	2,313,914
Sotheby’s, 7.38%, 10/15/2027(b)(c)	3,245,000	3,211,601

		5,525,515

Diversified Telecommunication Services-7.12%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	5,715,000	5,249,967
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	4,927,000	4,942,924

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(b)	$4,064,000	$4,292,434
Level 3 Financing, Inc.
10.50%, 04/15/2029(b)(c)	2,863,000	3,228,033
11.00%, 11/15/2029(b)	6,743,000	7,657,793
10.75%, 12/15/2030(b)(c)	2,914,000	3,292,820
Zayo Group Holdings, Inc., 4.00%, 03/01/2027, (Acquired 04/09/2020 -05/30/2025; Cost $5,813,684)(b)(d)	6,336,000	5,965,871

		34,629,842

Electric Utilities-1.64%
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	5,707,000	5,693,933
XPLR Infrastructure Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	2,352,000	2,276,751

		7,970,684

Electrical Equipment-0.26%
EnerSys, 4.38%, 12/15/2027(b)	1,314,000	1,272,505

Energy Equipment & Services-2.28%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	2,453,000	2,528,881
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	2,990,000	2,873,297
Permian Resources Operating LLC, 8.00%, 04/15/2027(b)	2,354,000	2,398,072
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	3,290,000	3,291,094

		11,091,344

Entertainment-2.28%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	5,273,000	5,339,424
4.75%, 10/15/2027(b)(c)	4,058,000	3,997,320
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	1,709,000	1,770,110

		11,106,854

Financial Services-2.57%
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(b)	3,000,000	3,089,403
LD Holdings Group LLC, 8.75%, 11/01/2027(b)	1,460,000	1,316,568
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	2,618,000	2,620,199
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027(b)(c)	1,710,000	1,677,910
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	1,709,000	1,698,641
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	2,137,000	2,107,801

		12,510,522

Gas Utilities-0.45%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	2,250,000	2,203,304

Health Care Equipment & Supplies-1.09%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	1,540,000	1,606,999

	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Teleflex, Inc., 4.63%, 11/15/2027	$2,137,000	$2,105,547
Varex Imaging Corp., 7.88%, 10/15/2027(b)	1,614,000	1,607,871

		5,320,417

Health Care Providers & Services-4.18%
Community Health Systems, Inc., 5.63%, 03/15/2027(b)	7,505,000	7,399,867
Tenet Healthcare Corp.
6.25%, 02/01/2027(c)	6,532,000	6,540,727
5.13%, 11/01/2027	6,413,000	6,377,134

		20,317,728

Health Care REITs-1.08%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	5,982,000	5,233,054

Health Care Technology-0.27%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(b)	1,320,000	1,329,178

Hotel & Resort REITs-0.99%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	2,994,000	2,960,386
Service Properties Trust, 5.50%, 12/15/2027(c)	1,921,000	1,855,369

		4,815,755

Hotels, Restaurants & Leisure-7.59%
Academy Ltd., 6.00%, 11/15/2027(b)	1,755,000	1,760,593
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	4,290,000	4,235,050
Carnival Corp., 5.75%, 03/01/2027(b)	11,645,000	11,681,407
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	2,576,000	2,569,419
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC, 4.75%, 06/01/2027(b)	3,295,000	3,285,434
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)	1,583,000	1,579,035
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)(c)	1,755,000	1,733,796
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	2,197,000	2,198,561
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	2,196,000	2,196,562
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(c)	1,756,000	1,769,725
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)(c)	3,954,000	3,938,609

		36,948,191

Household Durables-1.47%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	1,564,000	1,549,623
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	2,197,000	2,186,429
Newell Brands, Inc., 6.38%, 09/15/2027(c)	2,137,000	2,147,986
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	1,284,000	1,272,253

		7,156,291

Household Products-0.26%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	1,264,000	1,273,379

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Insurance-2.29%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)(c)	$3,207,000	$3,118,749
6.75%, 10/15/2027(b)	5,735,000	5,737,126
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	2,151,000	2,304,183

		11,160,058

Interactive Media & Services-1.93%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)(c)	1,921,000	1,904,735
Nexstar Media, Inc., 5.63%, 07/15/2027(b)(c)	7,527,000	7,501,606

		9,406,341

IT Services-1.23%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)(c)	1,979,000	1,902,567
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	1,971,000	1,983,038
Unisys Corp., 6.88%, 11/01/2027(b)(c)	2,127,000	2,119,552

		6,005,157

Machinery-1.66%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	1,496,000	1,452,491
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	6,670,000	6,611,019

		8,063,510

Media-10.28%
Altice Financing S.A. (Luxembourg), 9.63%, 07/15/2027(b)	1,560,000	1,371,310
Belo Corp.
7.75%, 06/01/2027	882,000	911,757
7.25%, 09/15/2027	1,055,000	1,087,160
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	14,266,000	14,127,741
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	5,354,000	5,241,070
CSC Holdings LLC, 5.50%, 04/15/2027(b)	5,608,000	5,316,156
DISH Network Corp., 11.75%, 11/15/2027(b)	14,972,000	15,456,808
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	6,585,000	6,520,971

		50,032,973

Metals & Mining-0.45%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)(c)	2,197,000	2,198,424

Mortgage REITs-0.71%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	1,432,000	1,383,363
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)(c)	2,097,000	2,061,133

		3,444,496

Office REITs-0.30%
Office Properties Income Trust, 3.25%, 03/15/2027(b)(c)	1,798,294	1,441,250

Oil, Gas & Consumable Fuels-5.43%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	1,399,000	1,679,835

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	$1,385,000	$1,337,617
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)(c)	1,986,000	1,977,867
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(b)	2,569,000	2,654,735
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,271,000	1,269,435
NuStar Logistics L.P., 5.63%, 04/28/2027	2,322,000	2,329,231
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	2,138,000	2,134,198
SM Energy Co., 6.63%, 01/15/2027(c)	1,831,000	1,834,338
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	1,835,000	1,833,752
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)(c)	8,780,000	9,346,055

		26,397,063

Passenger Airlines-0.48%
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	2,347,000	2,319,973

Personal Care Products-0.79%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	3,688,000	3,835,789

Pharmaceuticals-0.93%
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)(c)	4,389,000	4,548,457

Professional Services-0.78%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)(c)	2,197,000	2,127,311
Korn Ferry, 4.63%, 12/15/2027(b)	1,714,000	1,689,154

		3,816,465

Retail REITs-0.56%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)(c)	2,820,000	2,740,868

Software-0.81%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	3,850,000	3,919,211

Specialized REITs-2.18%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	4,395,000	4,345,663
SBA Communications Corp., 3.88%, 02/15/2027(c)	6,406,000	6,285,474

		10,631,137

Specialty Retail-0.36%
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	1,755,000	1,732,438

Technology Hardware, Storage & Peripherals-1.18%
Seagate HDD Cayman
4.88%, 06/01/2027(c)	2,105,000	2,116,693
9.63%, 12/01/2032	3,210,000	3,645,934

		5,762,627

Textiles, Apparel & Luxury Goods-0.43%
VF Corp., 2.80%, 04/23/2027(c)	2,200,000	2,070,221

Trading Companies & Distributors-1.05%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	5,134,000	5,099,854

Total U.S. Dollar Denominated Bonds & Notes (Cost $466,354,054)		469,706,974

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued)

May 31, 2025

(Unaudited)

	Shares	Value
Money Market Funds-1.46%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $7,097,481)	7,097,481	$7,097,481

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.99% (Cost $473,451,535)		476,804,455

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-21.59%
Invesco Private Government Fund, 4.29%(e)(f)(g)	28,741,847	28,741,847

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(e)(f)(g)	76,292,504	$76,307,763

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $105,051,538)		105,049,610

TOTAL INVESTMENTS IN SECURITIES-119.58% (Cost $578,503,073)		581,854,065
OTHER ASSETS LESS LIABILITIES-(19.58)%		(95,281,726)

NET ASSETS-100.00%		$486,572,339

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $358,469,022, which represented 73.67% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Restricted security. The value of this security at May 31, 2025 represented 1.23% of the Fund’s Net Assets.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,229,587	$55,016,388	$(49,148,494)	$-	$-	$7,097,481	$143,413

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,664,998	96,292,096	(87,215,247)	-	-	28,741,847	770,741	*

Invesco Private Prime Fund	51,316,130	227,351,492	(202,348,129)	(6,129)	(5,601)	76,307,763	2,067,745	*

Total	$72,210,715	$378,659,976	$(338,711,870)	$(6,129)	$(5,601)	$112,147,091	$2,981,899

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.60%
Aerospace & Defense-2.94%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)(c)	$1,778,000	$1,777,948
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	947,000	922,282
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	1,655,000	1,614,930
TransDigm, Inc., 6.75%, 08/15/2028(b)	4,965,000	5,057,359
Triumph Group, Inc., 9.00%, 03/15/2028(b)	2,270,000	2,379,979

		11,752,498

Automobile Components-4.52%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	947,000	939,772
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	1,187,000	1,100,677
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	1,187,000	1,137,877
Benteler International AG (Austria), 10.50%, 05/15/2028(b)(c)	1,185,000	1,246,141
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)	1,779,000	1,813,881
Dana, Inc., 5.63%, 06/15/2028(c)	942,000	938,273
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	1,187,000	1,161,006
Tenneco, Inc., 8.00%, 11/17/2028(b)	4,493,000	4,427,406
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	3,944,000	3,904,616
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	1,420,000	1,408,540

		18,078,189

Automobiles-0.54%
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	1,660,000	1,687,094
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	478,000	478,415

		2,165,509

Banks-0.51%
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	1,895,000	2,034,459

Biotechnology-0.60%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	1,067,000	809,192
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)(c)	1,672,000	1,591,652

		2,400,844

Building Products-1.17%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	943,000	950,972
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028(b)(c)	1,254,000	1,332,104
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	1,379,000	1,354,302
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	1,066,000	1,037,378

		4,674,756

Capital Markets-0.55%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	2,363,000	2,199,197

	Principal Amount	Value
Chemicals-5.32%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	$1,305,000	$1,391,170
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	1,847,000	1,655,652
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)(c)	1,243,000	1,009,742
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	1,296,000	1,289,932
Element Solutions, Inc., 3.88%, 09/01/2028(b)	1,895,000	1,821,376
HB Fuller Co., 4.25%, 10/15/2028(c)	711,000	677,999
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)(c)	825,000	723,477
Ingevity Corp., 3.88%, 11/01/2028(b)(c)	1,296,000	1,219,178
LSB Industries, Inc., 6.25%, 10/15/2028(b)	1,128,000	1,117,663
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	947,000	920,797
Olympus Water US Holding Corp.
4.25%, 10/01/2028(b)(c)	1,926,000	1,816,809
9.75%, 11/15/2028(b)	4,026,000	4,226,157
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	2,606,000	2,531,680
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	947,000	910,998

		21,312,630

Commercial Services & Supplies-3.14%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)(c)	1,834,000	1,753,149
4.63%, 06/01/2028(b)	2,898,000	2,776,376
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)	947,000	979,432
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	1,775,000	1,707,717
Interface, Inc., 5.50%, 12/01/2028(b)	708,000	699,015
Madison IAQ LLC, 4.13%, 06/30/2028(b)	1,655,000	1,594,027
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	3,075,000	3,074,467

		12,584,183

Communications Equipment-0.22%
Viasat, Inc., 6.50%, 07/15/2028(b)	947,000	871,629

Construction & Engineering-0.92%
Fluor Corp., 4.25%, 09/15/2028(c)	1,238,000	1,207,700
Pike Corp., 5.50%, 09/01/2028(b)(c)	1,710,000	1,697,593
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)(c)	773,000	785,526

		3,690,819

Construction Materials-0.66%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	1,683,000	1,490,944
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	1,187,000	1,158,884

		2,649,828

Consumer Finance-2.12%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	1,416,000	1,500,108
Enova International, Inc., 11.25%, 12/15/2028(b)	947,000	1,016,939

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Consumer Finance-(continued)
FirstCash, Inc., 4.63%, 09/01/2028(b)	$1,187,000	$1,157,315
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)	1,298,000	1,364,441
Navient Corp., 4.88%, 03/15/2028	1,187,000	1,158,736
OneMain Finance Corp., 3.88%, 09/15/2028	1,416,000	1,328,765
PRA Group, Inc., 8.38%, 02/01/2028(b)	944,000	952,850

		8,479,154

Consumer Staples Distribution & Retail-2.61%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)	1,770,000	1,807,110
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	2,725,000	2,698,766
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	947,000	808,520
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	2,837,000	2,741,085
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	1,187,000	1,180,425
US Foods, Inc., 6.88%, 09/15/2028(b)	1,187,000	1,221,995

		10,457,901

Containers & Packaging-3.86%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	1,422,000	1,308,851
Ball Corp., 6.88%, 03/15/2028(c)	1,775,000	1,819,029
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	1,049,000	1,034,006
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	1,205,000	1,184,156
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	1,067,000	1,012,999
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	1,913,000	1,917,177
Iris Holding, Inc., 10.00%, 12/15/2028(b)	947,000	835,569
LABL, Inc.
5.88%, 11/01/2028(b)	1,187,000	1,014,127
9.50%, 11/01/2028(b)	708,000	638,491
Sealed Air Corp., 6.13%, 02/01/2028(b)(c)	1,833,000	1,854,651
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	1,352,000	1,314,139
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	1,462,000	1,530,580

		15,463,775

Diversified Consumer Services-0.24%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	956,000	949,164

Diversified REITs-2.07%
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC
10.50%, 02/15/2028(b)	6,562,000	6,965,589
4.75%, 04/15/2028(b)(c)	1,352,000	1,315,955

		8,281,544

Diversified Telecommunication Services-3.61%
Altice France S.A. (France), 5.50%, 01/15/2028(b)	2,319,000	1,998,312

	Principal Amount	Value
Diversified Telecommunication Services-(continued)
CommScope LLC, 7.13%, 07/01/2028(b)	$1,520,000	$1,463,020
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	947,000	957,323
6.50%, 10/01/2028(b)	1,773,000	1,813,453
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	3,665,000	3,659,812
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	2,022,000	2,055,868
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	420,000	375,900
Zayo Group Holdings, Inc., 6.13%, 03/01/2028, (Acquired 09/14/2020 -03/28/2025; Cost $2,071,258)(b)(d)	2,471,000	2,133,079

		14,456,767

Electric Utilities-0.94%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	1,516,000	1,455,700
PG&E Corp., 5.00%, 07/01/2028	2,363,000	2,307,072

		3,762,772

Energy Equipment & Services-1.73%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	1,888,000	1,886,305
Bristow Group, Inc., 6.88%, 03/01/2028(b)(c)	947,000	945,066
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	947,000	954,128
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	1,888,000	1,918,555
Oceaneering International, Inc., 6.00%, 02/01/2028	469,000	462,974
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	744,554	747,383

		6,914,411

Entertainment-0.73%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)	1,812,000	1,788,907
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)(c)	1,187,000	1,142,600

		2,931,507

Financial Services-3.04%
AG Issuer LLC, 6.25%, 03/01/2028(b)	1,187,000	1,187,840
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	946,000	942,239
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)(c)	1,416,000	1,488,417
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)(c)	2,350,000	2,228,467
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	1,180,000	965,098
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	2,362,000	2,298,463
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	2,014,000	2,011,125
Werner FinCo L.P./Werner FinCo, Inc., 11.50%, 06/15/2028(b)	947,000	1,031,046

		12,152,695

Food Products-1.50%
B&G Foods, Inc., 8.00%, 09/15/2028(b)	1,894,000	1,787,353

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Food Products-(continued)
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	$1,002,000	$976,908
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	1,187,000	1,173,259
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	1,002,000	997,753
TreeHouse Foods, Inc., 4.00%, 09/01/2028(c)	1,187,000	1,082,468

		6,017,741

Gas Utilities-0.29%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)(c)	1,164,000	1,176,317

Health Care Equipment & Supplies-2.27%
Avantor Funding, Inc., 4.63%, 07/15/2028(b)(c)	3,667,000	3,576,216
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	3,310,000	3,426,214
Hologic, Inc., 4.63%, 02/01/2028(b)	947,000	936,175
Teleflex, Inc., 4.25%, 06/01/2028(b)	1,187,000	1,147,210

		9,085,815

Health Care Providers & Services-2.99%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)(c)	1,067,000	1,053,152
Cano Health LLC, 6.25%, 10/01/2028(b)(e)(f)(g)	100,000	425
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)	1,655,000	1,751,026
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	1,893,000	1,837,418
Tenet Healthcare Corp.
4.63%, 06/15/2028	1,421,000	1,394,288
6.13%, 10/01/2028	5,909,000	5,921,545

		11,957,854

Health Care REITs-0.27%
Diversified Healthcare Trust, 4.75%, 02/15/2028	1,187,000	1,093,492

Hotel & Resort REITs-0.66%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	1,710,000	1,686,248
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	944,000	973,924

		2,660,172

Hotels, Restaurants & Leisure-3.66%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	1,775,000	1,731,578
Acushnet Co., 7.38%, 10/15/2028(b)	828,000	858,791
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	1,655,000	1,618,739
Full House Resorts, Inc., 8.25%, 02/15/2028(b)(c)	965,000	923,935
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)(c)	1,187,000	1,191,920
Light & Wonder International, Inc., 7.00%, 05/15/2028(b)	1,655,000	1,657,615
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(b)	653,000	675,935
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	828,000	802,281

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
MGM Resorts International, 4.75%, 10/15/2028(c)	$1,775,000	$1,737,266
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	708,000	714,374
Station Casinos LLC, 4.50%, 02/15/2028(b)(c)	1,639,000	1,590,613
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)(c)	1,187,000	1,149,410

		14,652,457

Household Durables-1.81%
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	708,000	729,328
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	708,000	705,876
LGI Homes, Inc., 8.75%, 12/15/2028(b)	947,000	975,194
M/I Homes, Inc., 4.95%, 02/01/2028	945,000	933,009
Newell Brands, Inc., 8.50%, 06/01/2028(b)	2,960,000	3,069,665
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	829,000	826,919

		7,239,991

Household Products-0.74%
Central Garden & Pet Co., 5.13%, 02/01/2028(c)	708,000	708,582
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)(c)	1,378,000	1,330,101
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	947,000	943,116

		2,981,799

Independent Power and Renewable Electricity Producers-2.67%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	946,000	908,552
Calpine Corp.
4.50%, 02/15/2028(b)	2,955,000	2,900,128
5.13%, 03/15/2028(b)	3,313,000	3,286,274
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	2,014,000	1,969,222
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	1,655,000	1,610,125

		10,674,301

Insurance-0.75%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)(c)	2,960,000	3,003,302

Interactive Media & Services-1.09%
Cars.com, Inc., 6.38%, 11/01/2028(b)	945,000	944,918
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)(c)	1,187,000	1,151,207
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	2,363,000	2,275,009

		4,371,134

IT Services-2.63%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 5.00%, 05/01/2028(b)	934,000	889,623
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	947,000	934,167
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	2,244,000	2,115,387
ASGN, Inc., 4.63%, 05/15/2028(b)	1,296,000	1,251,066
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	980,000	947,343

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
IT Services-(continued)
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	$2,460,000	$2,556,887
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	1,060,000	1,026,319
Virtusa Corp., 7.13%, 12/15/2028(b)	828,000	801,338

		10,522,130

Machinery-1.54%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)(c)	828,000	780,320
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(b)	1,178,000	1,208,446
Titan International, Inc., 7.00%, 04/30/2028(c)	944,000	927,790
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)	946,000	948,040
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	1,416,000	1,472,350
Wabash National Corp., 4.50%, 10/15/2028(b)	947,000	809,353

		6,146,299

Media-9.29%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	1,403,000	1,072,869
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	5,909,000	5,799,398
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	2,363,000	2,161,294
9.00%, 09/15/2028(b)(c)	1,770,000	1,855,125
CSC Holdings LLC
5.38%, 02/01/2028(b)	2,370,000	2,163,602
11.25%, 05/15/2028(b)	2,363,000	2,340,178
DISH DBS Corp., 5.75%, 12/01/2028(b)	5,762,000	4,887,052
GCI LLC, 4.75%, 10/15/2028(b)	1,416,000	1,333,054
Lamar Media Corp., 3.75%, 02/15/2028	1,407,000	1,362,207
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)(c)	1,956,000	1,933,473
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	4,729,000	4,491,125
Sunrise HoldCo IV B.V. (Netherlands), 5.50%, 01/15/2028(b)(c)	940,000	924,790
TEGNA, Inc., 4.63%, 03/15/2028(c)	2,363,000	2,299,656
Univision Communications, Inc., 8.00%, 08/15/2028(b)	3,405,000	3,410,244
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	1,180,000	1,150,807

		37,184,874

Metals & Mining-0.59%
Century Aluminum Co., 7.50%, 04/01/2028(b)	430,000	439,582
Constellium SE, 5.63%, 06/15/2028(b)	764,000	750,832
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)(c)	1,187,000	1,154,527

		2,344,941

Oil, Gas & Consumable Fuels-8.30%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	1,211,000	1,230,156
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	773,000	748,752

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	$3,189,000	$3,216,920
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	548,000	540,465
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(b)	1,180,000	1,250,066
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)(c)	2,363,000	2,441,899
CVR Energy, Inc., 5.75%, 02/15/2028(b)	947,000	902,349
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	1,652,000	1,695,563
Global Marine, Inc., 7.00%, 06/01/2028	618,000	559,290
Greenfire Resources Ltd. (Canada), 12.00%, 10/01/2028(b)	569,000	602,625
Hess Midstream Operations L.P.
5.88%, 03/01/2028(b)	1,890,000	1,909,786
5.13%, 06/15/2028(b)	1,296,000	1,279,722
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(b)	1,305,000	1,365,840
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	2,487,000	2,538,065
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	946,000	1,002,907
Matador Resources Co., 6.88%, 04/15/2028(b)	1,187,000	1,204,216
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)(c)	1,664,000	1,672,159
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	1,416,000	1,461,544
SM Energy Co., 6.50%, 07/15/2028(c)	947,000	942,620
Sunoco L.P. and Sunoco Finance Corp., 7.00%, 09/15/2028(b)	1,187,000	1,217,537
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	5,325,000	5,453,519

		33,236,000

Paper & Forest Products-0.90%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)(c)	719,000	680,410
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	653,000	625,286
Domtar Corp., 6.75%, 10/01/2028(b)	1,522,000	1,338,599
Mercer International, Inc. (Germany), 12.88%, 10/01/2028(b)(c)	947,000	943,055

		3,587,350

Passenger Airlines-1.06%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	1,774,000	1,793,037
Avianca Midco 2 PLC, 9.00%, 12/01/2028(b)(c)	2,620,000	2,438,565

		4,231,602

Personal Care Products-0.44%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	1,775,000	1,746,432

Pharmaceuticals-3.88%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	828,000	820,084

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-(continued)
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	$3,782,000	$3,090,178
11.00%, 09/30/2028(b)	4,195,000	4,028,459
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)(c)	1,180,000	1,125,151
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	1,732,000	1,784,048
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)(c)	4,965,000	4,667,399

		15,515,319

Professional Services-1.31%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)(c)	2,182,000	2,079,501
CoreLogic, Inc., 4.50%, 05/01/2028(b)	1,775,000	1,663,346
KBR, Inc., 4.75%, 09/30/2028(b)	588,000	565,541
Science Applications International Corp., 4.88%, 04/01/2028(b)	947,000	923,803

		5,232,191

Real Estate Management & Development-1.00%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	1,538,000	1,545,633
Forestar Group, Inc., 5.00%, 03/01/2028(b)	708,000	697,405
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	1,776,000	1,747,740

		3,990,778

Residential REITs-0.15%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	591,000	593,973

Retail REITs-0.28%
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)(c)	1,187,000	1,139,259

Semiconductors & Semiconductor Equipment-0.62%
Entegris, Inc., 4.38%, 04/15/2028(b)	947,000	915,117
ON Semiconductor Corp., 3.88%, 09/01/2028(b)(c)	1,655,000	1,582,086

		2,497,203

Software-2.25%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)(c)	828,000	823,082
Fair Isaac Corp., 4.00%, 06/15/2028(b)	2,127,000	2,049,196
GoTo Group, Inc., 5.50%, 05/01/2028(b)	857,000	717,755
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 4.63%, 05/01/2028(b)	830,000	791,195
NCR Voyix Corp., 5.00%, 10/01/2028(b)(c)	1,536,000	1,516,202
PTC, Inc., 4.00%, 02/15/2028(b)	1,178,000	1,144,040
Rocket Software, Inc., 9.00%, 11/28/2028(b)	1,893,000	1,954,992

		8,996,462

	Principal Amount	Value
Specialized REITs-0.77%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	$1,950,000	$1,929,833
5.00%, 07/15/2028(b)(c)	1,187,000	1,169,829

		3,099,662

Specialty Retail-1.52%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	956,000	932,092
Bath & Body Works, Inc., 5.25%, 02/01/2028	1,047,000	1,047,446
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,775,000	1,702,404
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	947,000	921,700
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	1,518,000	1,489,352

		6,092,994

Trading Companies & Distributors-1.33%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)(c)	2,361,000	2,343,039
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	2,961,000	2,985,573

		5,328,612

Total U.S. Dollar Denominated Bonds & Notes (Cost $390,774,068)		394,664,687

	Shares
Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(h)(i) (Cost $1,137,879)	1,137,879	1,137,879

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.88% (Cost $391,911,947)		395,802,566

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-18.88%
Invesco Private Government Fund, 4.29%(h)(i)(j)	20,990,647	20,990,647
Invesco Private Prime Fund, 4.45%(h)(i)(j)	54,577,122	54,588,037

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,579,940)		75,578,684

TOTAL INVESTMENTS IN SECURITIES-117.76% (Cost $467,491,887)		471,381,250
OTHER ASSETS LESS LIABILITIES-(17.76)%		(71,091,835)

NET ASSETS-100.00%		$400,289,415

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $350,883,931, which represented 87.66% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,875,763	$35,355,933	$(36,093,817)	$-	$-	$1,137,879	$93,790

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	9,786,911	82,039,842	(70,836,106)	-	-	20,990,647	540,003	*

Invesco Private Prime Fund	25,546,789	167,122,264	(138,071,812)	(3,663)	(5,541)	54,588,037	1,448,979	*

Total	$37,209,463	$284,518,039	$(245,001,735)	$(3,663)	$(5,541)	$76,716,563	$2,082,772

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.92%
Aerospace & Defense-3.17%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	$505,000	$517,870
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)	704,000	729,191
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	370,000	354,759
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	2,411,800	2,286,941
TransDigm, Inc.
4.63%, 01/15/2029(c)	1,127,000	1,092,328
6.38%, 03/01/2029(b)	2,601,000	2,646,640
4.88%, 05/01/2029	699,000	677,276

		8,305,005

Automobile Components-1.87%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(c)	557,000	506,893
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)	550,000	519,088
Belron UK Finance PLC (United Kingdom), 5.75%, 10/15/2029(b)	1,045,000	1,049,566
Champions Financing, Inc., 8.75%, 02/15/2029(b)(c)	560,000	522,134
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	779,000	746,836
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	860,000	810,928
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	325,000	312,909
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	559,000	436,640

		4,904,994

Automobiles-0.52%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	465,000	467,172
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	612,000	471,133
Thor Industries, Inc., 4.00%, 10/15/2029(b)	465,000	430,407

		1,368,712

Banks-0.27%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	720,000	712,951

Beverages-0.51%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/2029(b)	670,000	671,595
4.38%, 04/30/2029(b)	700,000	672,539

		1,344,134

Broadline Retail-0.77%
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	1,889,000	2,026,219

Building Products-0.73%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(b)	470,000	418,041
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	320,000	307,639

	Principal Amount	Value
Building Products-(continued)
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	$313,000	$253,122
6.75%, 08/01/2029(b)	270,000	216,090
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	274,000	262,739
Specialty Building Products Holdings LLC/ SBP Finance Corp., 7.75%, 10/15/2029(b)	475,000	455,471

		1,913,102

Capital Markets-0.67%
Aretec Group, Inc., 7.50%, 04/01/2029(b)	375,000	374,989
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	322,000	300,306
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75%, 01/15/2029	651,000	631,620
10.00%, 11/15/2029(b)(c)	470,000	458,740

		1,765,655

Chemicals-3.37%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	640,000	596,147
Chemours Co. (The), 4.63%, 11/15/2029(b)	580,000	475,078
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)(c)	680,000	668,911
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)(c)	370,000	368,620
Innophos Holdings, Inc., 11.50%, 06/15/2029(b)	430,000	433,711
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	370,000	316,120
Methanex Corp. (Canada), 5.25%, 12/15/2029	656,000	636,721
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)(c)	513,000	490,946
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	370,000	343,767
Rain Carbon, Inc., 12.25%, 09/01/2029(b)(c)	412,000	429,777
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	629,000	617,659
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029(c)	375,000	357,001
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	619,000	588,631
Tronox, Inc., 4.63%, 03/15/2029(b)(c)	990,000	828,731
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	750,000	732,324
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	1,069,000	942,880

		8,827,024

Commercial Services & Supplies-4.76%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	540,000	477,697
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	940,000	897,620
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	873,000	827,151
APi Group DE, Inc.
4.13%, 07/15/2029(b)	310,000	293,489
4.75%, 10/15/2029(b)	263,000	256,291
Brink’s Co. (The), 6.50%, 06/15/2029(b)	375,000	382,884
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	278,000	273,381
CoreCivic, Inc., 8.25%, 04/15/2029	460,000	486,509

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Commercial Services & Supplies-(continued)
CPI CG, Inc., 10.00%, 07/15/2029(b)	$270,000	$286,200
Dcli Bidco LLC, 7.75%, 11/15/2029(b)	470,000	474,042
Deluxe Corp.
8.00%, 06/01/2029(b)	440,000	408,764
8.13%, 09/15/2029(b)	420,000	425,121
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)(c)	578,000	540,873
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	462,000	439,815
GEO Group, Inc. (The), 8.63%, 04/15/2029	617,000	651,738
GFL Environmental, Inc.
4.75%, 06/15/2029(b)	698,000	681,424
4.38%, 08/15/2029(b)	515,000	494,987
Madison IAQ LLC, 5.88%, 06/30/2029(b)	966,000	935,238
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	309,000	310,411
R.R. Donnelley & Sons Co.
9.50%, 08/01/2029(b)	1,005,000	1,008,505
10.88%, 08/01/2029(b)	450,000	437,774
Reworld Holding Corp., 4.88%, 12/01/2029(b)	710,000	672,827
Sabre GLBL, Inc., 10.75%, 11/15/2029(b)(c)	772,000	790,335

		12,453,076

Communications Equipment-0.13%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	373,000	343,553

Construction & Engineering-0.81%
Arcosa, Inc., 4.38%, 04/15/2029(b)	366,000	349,141
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 5.00%, 06/15/2029(b)	330,000	295,582
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	463,000	445,850
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	298,000	279,563
Tutor Perini Corp., 11.88%, 04/30/2029(b)	374,000	416,463
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	326,000	322,833

		2,109,432

Construction Materials-0.32%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	374,000	365,343
Williams Scotsman, Inc., 6.63%, 06/15/2029(b)	473,000	482,745

		848,088

Consumer Finance-1.86%
Encore Capital Group, Inc., 9.25%, 04/01/2029(b)	472,000	503,860
Enova International, Inc., 9.13%, 08/01/2029(b)	471,000	484,257
goeasy Ltd. (Canada), 7.63%, 07/01/2029(b)	567,000	573,200
Navient Corp., 5.50%, 03/15/2029(c)	690,000	664,388
OneMain Finance Corp.
6.63%, 05/15/2029	844,000	854,463
5.38%, 11/15/2029	700,000	678,790
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	310,000	286,873
PRA Group, Inc., 5.00%, 10/01/2029(b)	330,000	296,370
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	561,000	533,409

		4,875,610

	Principal Amount	Value
Consumer Staples Distribution & Retail-2.55%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	$1,250,000	$1,175,705
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	360,000	335,634
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	937,000	977,991
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	932,000	889,648
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	1,037,000	1,010,729
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	790,000	737,052
US Foods, Inc., 4.75%, 02/15/2029(b)	836,000	818,168
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029(c)	700,000	733,967

		6,678,894

Containers & Packaging-1.54%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	980,000	870,478
Ball Corp., 6.00%, 06/15/2029	958,000	978,170
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	470,000	474,365
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029(b)	419,000	327,868
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	328,000	303,909
LABL, Inc., 8.25%, 11/01/2029(b)	420,000	339,937
Sealed Air Corp., 5.00%, 04/15/2029(b)	395,000	388,107
TriMas Corp., 4.13%, 04/15/2029(b)	370,000	348,580

		4,031,414

Distributors-0.28%
Gates Corp., 6.88%, 07/01/2029(b)	473,000	485,302
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	270,000	250,687

		735,989

Diversified Consumer Services-0.49%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	370,000	346,517
Service Corp. International, 5.13%, 06/01/2029	705,000	698,120
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	265,000	229,863

		1,274,500

Diversified REITs-0.69%
Hudson Pacific Properties L.P., 4.65%, 04/01/2029(c)	458,000	331,914
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	465,000	441,070
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	1,088,000	1,026,804

		1,799,788

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services-3.75%
Altice France S.A. (France)
5.13%, 01/15/2029(b)	$221,000	$185,723
5.13%, 07/15/2029(b)	1,836,000	1,550,940
5.50%, 10/15/2029(b)	1,468,000	1,248,388
CommScope LLC, 4.75%, 09/01/2029(b)	939,000	900,295
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 9.00%, 09/15/2029(b)	1,883,000	1,797,060
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	942,000	955,684
5.88%, 11/01/2029	708,000	715,996
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	750,000	700,799
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	275,000	229,625
4.88%, 06/15/2029(b)	558,000	509,584
3.75%, 07/15/2029(b)	340,000	280,728
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	280,000	248,073
4.13%, 04/15/2029(b)	308,000	300,685
5.38%, 06/15/2029(b)	216,000	191,362

		9,814,942

Electric Utilities-1.67%
DPL, Inc., 4.35%, 04/15/2029	370,000	356,368
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	350,000	319,104
NRG Energy, Inc.
3.38%, 02/15/2029(b)	460,000	430,070
5.25%, 06/15/2029(b)	685,000	677,363
5.75%, 07/15/2029(b)	745,000	740,700
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	1,176,000	1,137,601
XPLR Infrastructure Operating Partners L.P., 7.25%, 01/15/2029(b)	700,000	703,988

		4,365,194

Electrical Equipment-0.69%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)(c)	930,000	873,922
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	903,000	922,868

		1,796,790

Electronic Equipment, Instruments & Components-1.20%
Coherent Corp., 5.00%, 12/15/2029(b)	921,000	893,401
Imola Merger Corp., 4.75%, 05/15/2029(b)	1,876,000	1,798,736
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	468,000	445,748

		3,137,885

Energy Equipment & Services-1.80%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	985,000	1,021,084
Permian Resources Operating LLC, 5.88%, 07/01/2029(b)	655,000	647,359
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	378,000	363,352
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	777,000	779,326

	Principal Amount	Value
Energy Equipment & Services-(continued)
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	$925,000	$941,316
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 03/15/2029(b)	940,000	955,591

		4,708,028

Entertainment-0.96%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	798,000	624,367
Banijay Entertainment S.A.S. (France), 8.13%, 05/01/2029(b)	370,000	384,301
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	464,000	439,976
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	365,000	325,739
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	305,000	246,748
Playtika Holding Corp., 4.25%, 03/15/2029(b)	548,000	488,506

		2,509,637

Financial Services-3.67%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	720,000	598,500
Cobra AcquisitionCo LLC
6.38%, 11/01/2029(b)	370,000	313,041
12.25%, 11/01/2029(b)	230,000	234,808
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	932,000	807,172
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	1,025,000	1,057,636
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	372,000	379,883
Hightower Holding LLC, 6.75%, 04/15/2029(b)	277,000	273,397
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	660,000	539,693
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)(c)	549,000	529,231
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	378,000	401,642
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(b)	720,000	733,859
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	605,000	574,809
7.88%, 12/15/2029(b)	705,000	743,004
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(b)	460,000	452,115
Planet Financial Group LLC, 10.50%, 12/15/2029(b)	445,000	438,850
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	370,000	385,444
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	550,000	523,305
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	656,000	628,536

		9,614,925

Food Products-0.87%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(b)	471,000	494,464

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Food Products-(continued)
Post Holdings, Inc., 5.50%, 12/15/2029(b)	$1,175,000	$1,161,679
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	611,000	628,891

		2,285,034

Gas Utilities-0.67%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	749,000	678,738
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	1,170,000	1,088,306

		1,767,044

Ground Transportation-0.81%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	275,000	235,593
Hertz Corp. (The)
12.63%, 07/15/2029(b)	1,169,000	1,191,460
5.00%, 12/01/2029(b)(c)	1,003,000	682,745

		2,109,798

Health Care Equipment & Supplies-3.54%
Avantor Funding, Inc., 3.88%, 11/01/2029(b)(c)	742,000	692,630
Hologic, Inc., 3.25%, 02/15/2029(b)	878,000	839,524
Medline Borrower L.P.
3.88%, 04/01/2029(b)	4,228,000	3,987,983
5.25%, 10/01/2029(b)	2,365,000	2,313,028
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	1,412,000	1,438,565

		9,271,730

Health Care Providers & Services-2.19%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)(c)	444,000	425,375
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	276,000	264,629
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	603,000	579,831
HealthEquity, Inc., 4.50%, 10/01/2029(b)	557,000	532,664
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	462,000	437,040
Option Care Health, Inc., 4.38%, 10/31/2029(b)	464,000	442,726
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	448,000	366,611
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)(c)	1,410,000	1,433,426
Tenet Healthcare Corp., 4.25%, 06/01/2029	1,303,000	1,252,103

		5,734,405

Hotel & Resort REITs-1.18%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	698,000	660,757
Pebblebrook Hotel L.P./PEB Finance Corp., 6.38%, 10/15/2029(b)(c)	370,000	368,246
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	558,000	539,147
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	467,000	427,397
Service Properties Trust, 8.38%, 06/15/2029	653,000	662,044
XHR L.P., 4.88%, 06/01/2029(b)(c)	465,000	441,972

		3,099,563

	Principal Amount	Value
Hotels, Restaurants & Leisure-5.88%
1011778 BC ULC/New Red Finance, Inc. (Canada)
3.50%, 02/15/2029(b)	$690,000	$651,446
6.13%, 06/15/2029(b)	1,105,000	1,127,961
5.63%, 09/15/2029(b)	470,000	473,300
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)(c)	277,000	245,987
Boyne USA, Inc., 4.75%, 05/15/2029(b)	648,000	623,138
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)(c)	1,124,000	1,050,536
Carnival Corp., 6.00%, 05/01/2029(b)	1,875,000	1,881,114
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	375,000	378,074
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	955,000	896,323
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)	504,000	489,767
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	520,000	525,448
3.75%, 05/01/2029(b)	748,000	707,194
Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	794,000	745,563
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	472,000	485,907
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	473,000	358,678
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)(c)	470,000	441,585
MGM Resorts International, 6.13%, 09/15/2029(c)	800,000	804,315
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp., 4.88%, 05/01/2029(b)	720,000	690,362
Papa John’s International, Inc., 3.88%, 09/15/2029(b)(c)	370,000	345,460
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)	371,000	331,744
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp., 5.63%, 09/01/2029(b)	695,000	461,306
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)(c)	670,000	644,450
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029	470,000	456,636
Travel + Leisure Co., 4.50%, 12/01/2029(b)	598,000	568,667

		15,384,961

Household Durables-0.96%
Century Communities, Inc., 3.88%, 08/15/2029(b)	580,000	526,268
Landsea Homes Corp., 8.88%, 04/01/2029(b)	270,000	281,937
LGI Homes, Inc., 4.00%, 07/15/2029(b)(c)	280,000	248,235
New Home Co., Inc. (The), 9.25%, 10/01/2029(b)	350,000	361,902
Newell Brands, Inc., 6.63%, 09/15/2029	471,000	456,194
Whirlpool Corp., 4.75%, 02/26/2029	650,000	630,735

		2,505,271

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Household Products-0.26%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	$735,000	$691,252

Independent Power and Renewable Electricity Producers-0.39%
Calpine Corp., 4.63%, 02/01/2029(b)	605,000	590,009
TransAlta Corp. (Canada), 7.75%, 11/15/2029	405,000	422,230

		1,012,239

Insurance-2.45%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(b)	897,000	928,323
4.25%, 02/15/2029(b)	645,000	618,637
8.50%, 06/15/2029(b)	469,000	490,551
6.00%, 08/01/2029(b)	455,000	440,804
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	375,000	392,325
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	415,000	407,968
AmWINS Group, Inc.
6.38%, 02/15/2029(b)	705,000	715,318
4.88%, 06/30/2029(b)	730,000	699,877
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	534,000	535,831
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	683,000	673,013
HUB International Ltd., 5.63%, 12/01/2029(b)	521,000	517,119

		6,419,766

Interactive Media & Services-0.13%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	330,000	328,038

IT Services-1.23%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 08/01/2029(b)	470,000	480,692
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	484,000	445,337
ION Trading Technologies S.a.r.l. (Luxembourg), 9.50%, 05/30/2029(b)	727,000	753,212
Twilio, Inc., 3.63%, 03/15/2029	465,000	438,085
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(b)	550,000	533,336
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	600,000	558,945

		3,209,607

Leisure Products-0.10%
Universal Entertainment Corp. (Japan), 9.88%, 08/01/2029(b)(c)	260,000	253,321

Machinery-1.43%
ESAB Corp., 6.25%, 04/15/2029(b)	650,000	661,765
GrafTech Finance, Inc., 4.63%, 12/23/2029(b)	460,000	289,335
Hillenbrand, Inc., 6.25%, 02/15/2029	470,000	472,209
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada), 9.00%, 02/15/2029(b)	935,000	956,747

	Principal Amount	Value
Machinery-(continued)
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	$409,000	$388,351
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	465,000	444,499
Terex Corp., 5.00%, 05/15/2029(b)	555,000	535,158

		3,748,064

Media-9.42%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	1,835,000	1,404,083
AMC Networks, Inc.
10.25%, 01/15/2029(b)	840,000	891,244
4.25%, 02/15/2029(c)	893,000	684,029
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	1,411,000	1,392,390
6.38%, 09/01/2029(b)	1,410,000	1,430,005
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)(c)	984,000	870,835
CMG Media Corp., 8.88%, 06/18/2029(b)	540,000	498,150
CSC Holdings LLC
11.75%, 01/31/2029(b)	1,750,000	1,641,625
6.50%, 02/01/2029(b)	1,491,000	1,190,966
EchoStar Corp., 10.75%, 11/30/2029(d)	5,184,000	5,212,901
Gray Media, Inc., 10.50%, 07/15/2029(b)(c)	1,200,000	1,277,227
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	670,000	556,927
Lamar Media Corp., 4.88%, 01/15/2029	375,000	368,486
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029(b)	815,000	526,694
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	601,000	603,006
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	465,000	440,150
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	484,000	414,265
Sirius XM Radio LLC, 5.50%, 07/01/2029(b)	1,170,000	1,151,596
Stagwell Global LLC, 5.63%, 08/15/2029(b)	1,038,000	976,838
TEGNA, Inc., 5.00%, 09/15/2029	1,030,000	981,972
Univision Communications, Inc., 4.50%, 05/01/2029(b)	948,000	842,401
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,347,000	1,311,264

		24,667,054

Metals & Mining-1.70%
ATI, Inc., 4.88%, 10/01/2029	305,000	296,127
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	680,000	685,525
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(b)	341,000	305,145
6.88%, 11/01/2029(b)	835,000	777,051
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	278,000	267,798
Constellium SE, 3.75%, 04/15/2029(b)	460,000	425,028
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	520,000	521,709
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	468,000	430,578

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Metals & Mining-(continued)
TMS International Corp., 6.25%, 04/15/2029(b)	$328,000	$306,250
United States Steel Corp., 6.88%, 03/01/2029	440,000	444,218

		4,459,429

Mortgage REITs-1.05%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	470,000	439,222
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	412,000	434,070
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	590,000	571,914
Rithm Capital Corp., 8.00%, 04/01/2029(b)	718,000	720,519
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	564,000	587,025

		2,752,750

Office REITs-0.40%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	375,000	399,695
Office Properties Income Trust
9.00%, 03/31/2029(b)	281,000	268,056
9.00%, 09/30/2029(b)	520,000	384,800

		1,052,551

Oil, Gas & Consumable Fuels-9.00%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	939,000	962,930
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	709,000	702,228
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	375,000	373,910
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029(b)	461,000	476,645
Buckeye Partners L.P., 6.88%, 07/01/2029(b)	560,000	576,136
California Resources Corp., 8.25%, 06/15/2029(b)	838,000	840,315
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2029(b)	20,000	20,550
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	1,000,000	1,017,291
CNX Resources Corp., 6.00%, 01/15/2029(b)	471,000	467,896
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	1,151,000	1,135,474
6.75%, 03/01/2029(b)	375,000	368,555
CVR Energy, Inc., 8.50%, 01/15/2029(b)	560,000	547,163
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	580,000	600,676
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	333,000	334,636
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(b)	610,000	619,580
Hess Midstream Operations L.P., 6.50%, 06/01/2029(b)	560,000	572,050
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	546,000	522,065

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Ithaca Energy (North Sea) PLC (United Kingdom), 8.13%, 10/15/2029(b)	$701,000	$704,610
ITT Holdings LLC, 6.50%, 08/01/2029(b)	1,135,000	1,060,577
Kodiak Gas Services LLC, 7.25%, 02/15/2029(b)	720,000	738,344
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	563,000	560,485
Murphy Oil USA, Inc., 4.75%, 09/15/2029	465,000	450,707
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	834,000	816,104
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	756,000	714,577
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	375,000	381,537
SM Energy Co., 6.75%, 08/01/2029(b)	700,000	686,437
Sunoco L.P., 7.00%, 05/01/2029(b)	703,000	725,980
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	750,000	719,045
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	753,000	766,564
Talos Production, Inc., 9.00%, 02/01/2029(b)	580,000	576,599
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	373,000	368,130
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	658,000	621,952
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	2,835,000	3,032,801
Vital Energy, Inc., 7.75%, 07/31/2029(b)	278,000	234,472
W&T Offshore, Inc., 10.75%, 02/01/2029(b)(c)	320,000	277,004

		23,574,025

Paper & Forest Products-0.40%
Magnera Corp., 4.75%, 11/15/2029(b)	460,000	390,381
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	818,000	651,075

		1,041,456

Passenger Airlines-0.57%
American Airlines, Inc., 8.50%, 05/15/2029(b)	935,000	969,352
OneSky Flight LLC, 8.88%, 12/15/2029(b)	520,000	524,700

		1,494,052

Personal Care Products-0.17%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	470,000	440,138

Pharmaceuticals-0.74%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	470,000	434,498
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	727,000	790,119
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)	738,000	712,070

		1,936,687

Professional Services-0.44%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)(c)	325,000	298,888

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Professional Services-(continued)
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	$415,000	$419,411
TriNet Group, Inc., 3.50%, 03/01/2029(b)	470,000	434,777

		1,153,076

Real Estate Management & Development-0.79%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)(c)	523,000	430,826
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	603,000	567,353
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	581,000	561,302
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	557,000	512,490

		2,071,971

Residential REITs-0.12%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	331,000	312,217

Semiconductors & Semiconductor Equipment-0.41%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	370,000	386,348
Entegris, Inc., 3.63%, 05/01/2029(b)	373,000	348,177
Synaptics, Inc., 4.00%, 06/15/2029(b)(c)	376,000	350,438

		1,084,963

Software-5.10%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(b)	700,000	627,793
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	680,000	603,007
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	860,000	796,160
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	3,697,000	3,695,928
9.00%, 09/30/2029(b)	3,608,000	3,695,779
Dye & Durham Ltd. (Canada), 8.63%, 04/15/2029(b)	520,000	539,874
Elastic N.V., 4.13%, 07/15/2029(b)	540,000	506,792
Ellucian Holdings Inc., 6.50%, 12/01/2029(b)	645,000	653,022
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 8.75%, 05/01/2029(b)	595,000	604,683
NCR Voyix Corp., 5.13%, 04/15/2029(b)	377,000	367,792
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	790,000	736,093
Rocket Software, Inc., 6.50%, 02/15/2029(b)	533,000	518,016

		13,344,939

Specialized REITs-1.23%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	940,000	971,798
4.88%, 09/15/2029(b)	940,000	912,984
SBA Communications Corp., 3.13%, 02/01/2029	1,423,000	1,324,957

		3,209,739

Specialty Retail-3.82%
Arko Corp., 5.13%, 11/15/2029(b)	424,000	354,174
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)(c)	750,000	713,629
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	1,875
Foot Locker, Inc., 4.00%, 10/01/2029(b)	371,000	352,917

	Principal Amount	Value
Specialty Retail-(continued)
Gap, Inc. (The), 3.63%, 10/01/2029(b)	$700,000	$640,076
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom)
8.38%, 01/15/2029(b)	492,000	413,053
11.50%, 08/15/2029(b)	503,000	467,021
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	676,000	543,541
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	940,000	906,274
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	750,000	706,947
Penske Automotive Group, Inc., 3.75%, 06/15/2029	465,000	436,272
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)(c)	608,000	581,312
Staples, Inc., 10.75%, 09/01/2029(b)	2,311,000	2,103,661
Upbound Group, Inc., 6.38%, 02/15/2029(b)	418,000	400,475
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	465,000	447,583
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	555,000	506,501
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/2029(b)(c)	421,000	430,375

		10,005,686

Technology Hardware, Storage & Peripherals-0.33%
Empire Communities Corp. (Canada), 9.75%, 05/01/2029(b)	448,000	450,240
Seagate HDD Cayman, 4.09%, 06/01/2029	420,000	402,061

		852,301

Textiles, Apparel & Luxury Goods-0.42%
Crocs, Inc., 4.25%, 03/15/2029(b)	325,000	307,081
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	371,000	341,824
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	510,000	446,888

		1,095,793

Trading Companies & Distributors-0.67%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(b)(c)	465,000	406,693
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	275,000	259,081
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)(c)	370,000	315,515
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	754,000	764,306

		1,745,595

Total U.S. Dollar Denominated Bonds & Notes (Cost $256,417,716)		256,380,056

	Shares
Money Market Funds-0.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $2,063,903)	2,063,903	2,063,903

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.71%
(Cost $258,481,619)		258,443,959

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)

May 31, 2025

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.43%
Invesco Private Government Fund, 4.29%(e)(f)(g)	6,128,681	$6,128,681
Invesco Private Prime Fund, 4.45%(e)(f)(g)	15,945,232	15,948,421

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,077,102)		22,077,102

TOTAL INVESTMENTS IN SECURITIES-107.14% (Cost $280,558,721)		280,521,061
OTHER ASSETS LESS LIABILITIES-(7.14)%		(18,684,031)

NET ASSETS-100.00%		$261,837,030

Investment Abbreviations:

CPI -Consumer Price Index

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $224,364,628, which represented 85.69% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2025 represented 1.99% of the Fund’s Net Assets.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$526,231	$19,541,950	$(18,004,278)	$-	$-	$2,063,903	$51,124

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,739,880	37,222,640	(32,833,839)	-	-	6,128,681	168,193	*
Invesco Private Prime Fund	4,543,965	75,645,035	(64,237,524)	(236)	(2,819)	15,948,421	451,168	*

Total	$6,810,076	$132,409,625	$(115,075,641)	$(236)	$(2,819)	$24,141,005	$670,485

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.95%
Aerospace & Defense-1.85%
Axon Enterprise, Inc., 6.13%, 03/15/2030(b)	$920,000	$940,608
TransDigm, Inc., 6.88%, 12/15/2030(b)	1,340,000	1,382,804

		2,323,412

Air Freight & Logistics-1.10%
Rand Parent LLC, 8.50%, 02/15/2030(b)	783,000	772,230
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	650,000	612,077

		1,384,307

Automobile Components-2.70%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/2030(b)(c)	650,000	661,654
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	650,000	662,516
Dana, Inc., 4.25%, 09/01/2030	368,000	349,272
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	460,000	467,900
ZF North America Capital, Inc. (Germany)
7.13%, 04/14/2030(b)	555,000	535,591
6.75%, 04/23/2030(b)	740,000	703,507

		3,380,440

Banks-0.82%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	970,000	1,032,909

Building Products-1.06%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	461,000	467,008
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	461,000	426,167
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/2030(b)	542,000	435,183

		1,328,358

Capital Markets-0.50%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	690,000	626,158

Chemicals-1.82%
Avient Corp., 7.13%, 08/01/2030(b)	673,000	693,947
NOVA Chemicals Corp. (Canada), 9.00%, 02/15/2030(b)	604,000	651,036
SNF Group SACA (France), 3.38%, 03/15/2030(b)	320,000	292,563
Wayfair LLC, 7.75%, 09/15/2030(b)(c)	650,000	638,464

		2,276,010

Commercial Services & Supplies-1.06%
OT Midco Ltd., 10.00%, 02/15/2030(b)	590,000	492,991
Reworld Holding Corp., 5.00%, 09/01/2030	365,000	341,137
VT Topco, Inc., 8.50%, 08/15/2030(b)	462,000	490,178

		1,324,306

Communications Equipment-0.27%
Ciena Corp., 4.00%, 01/31/2030(b)(c)	368,000	342,875

Construction & Engineering-0.95%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	1,325,000	1,190,084

Construction Materials-0.38%
Williams Scotsman, Inc., 6.63%, 04/15/2030(b)	460,000	471,836

	Principal Amount	Value
Consumer Finance-4.41%
Credit Acceptance Corp., 6.63%, 03/15/2030(b)	$460,000	$459,066
Encore Capital Group, Inc., 8.50%, 05/15/2030(b)(c)	464,000	492,281
FirstCash, Inc., 5.63%, 01/01/2030(b)	505,000	501,876
goeasy Ltd. (Canada)
6.88%, 05/15/2030(b)	368,000	363,737
7.38%, 10/01/2030(b)	370,000	369,994
Navient Corp., 9.38%, 07/25/2030	462,000	503,550
OneMain Finance Corp.
7.88%, 03/15/2030	645,000	674,428
4.00%, 09/15/2030(c)	777,000	699,860
PRA Group, Inc., 8.88%, 01/31/2030(b)	508,000	521,354
RFNA L.P., 7.88%, 02/15/2030(b)	460,000	461,486
SLM Corp., 6.50%, 01/31/2030	460,000	474,633

		5,522,265

Consumer Staples Distribution & Retail-0.70%
US Foods, Inc., 4.63%, 06/01/2030(b)	461,000	443,727
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030(c)	461,000	439,313

		883,040

Containers & Packaging-3.61%
Ball Corp., 2.88%, 08/15/2030(c)	1,198,000	1,062,680
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030(b)	454,000	460,946
8.75%, 04/15/2030(b)	1,030,000	1,054,144
Crown Americas LLC, 5.25%, 04/01/2030	460,000	458,615
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	373,000	344,181
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	368,000	346,809
Toucan FinCo Ltd./Toucan FinCo Can Inc./Toucan FinCo US LLC (Canada), 9.50%, 05/15/2030(b)	800,000	795,888

		4,523,263

Diversified Consumer Services-0.57%
Service Corp. International, 3.38%, 08/15/2030	783,000	711,177

Diversified REITs-0.47%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	645,000	588,211

Diversified Telecommunication Services-3.92%
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(b)	921,000	933,897
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)(c)	2,769,000	2,729,926
Level 3 Financing, Inc.
4.50%, 04/01/2030(b)	658,000	581,981
3.88%, 10/15/2030(b)(c)	425,000	360,187
Lumen Technologies, Inc., 4.13%, 04/15/2030(b)	310,000	302,638

		4,908,629

Electric Utilities-1.09%
ContourGlobal Power Holdings S.A. (United Kingdom), 6.75%, 02/28/2030(b)	470,000	476,716
PG&E Corp., 5.25%, 07/01/2030	921,000	894,334

		1,371,050

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Electrical Equipment-0.36%
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	$460,000	$455,327

Electronic Equipment, Instruments & Components-2.07%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	2,561,000	2,590,102

Energy Equipment & Services-4.51%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	599,000	546,322
Noble Finance II LLC, 8.00%, 04/15/2030(b)	1,290,000	1,286,414
Solaris Midstream Holdings LLC, 7.25%, 04/01/2030(b)	460,000	462,816
TGS ASA (Norway), 8.50%, 01/15/2030(b)	510,000	521,455
Transocean, Inc., 8.75%, 02/15/2030(b)	925,600	939,072
Viridien (France), 10.00%, 10/15/2030(b)	420,000	396,741
Weatherford International Ltd., 8.63%, 04/30/2030(b)	1,474,000	1,498,386

		5,651,206

Entertainment-0.68%
Roblox Corp., 3.88%, 05/01/2030(b)	921,000	857,478

Financial Services-3.87%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	330,000	331,128
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	365,000	364,087
Hightower Holding LLC, 9.13%, 01/31/2030(b)	373,000	388,563
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	365,000	330,228
Mobius Merger Sub, Inc., 9.00%, 06/01/2030(b)	465,000	412,889
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	599,000	599,415
PennyMac Financial Services, Inc., 7.13%, 11/15/2030(b)	600,000	613,627
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	737,000	699,219
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	370,000	384,032
UWM Holdings LLC, 6.63%, 02/01/2030(b)	735,000	721,208

		4,844,396

Food Products-1.42%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	921,000	923,232
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	900,000	849,734

		1,772,966

Gas Utilities-0.75%
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(b)	921,000	934,261

Health Care Equipment & Supplies-0.46%
Embecta Corp.
5.00%, 02/15/2030(b)(c)	461,000	410,430
6.75%, 02/15/2030(b)	169,000	163,492

		573,922

Health Care Providers & Services-8.44%
Community Health Systems, Inc., 5.25%, 05/15/2030(b)	1,422,000	1,281,792

	Principal Amount	Value
Health Care Providers & Services-(continued)
DaVita, Inc., 4.63%, 06/01/2030(b)	$2,493,000	$2,331,119
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	599,000	548,061
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(b)	690,000	550,806
Owens & Minor, Inc.
6.63%, 04/01/2030(b)	510,000	432,390
10.00%, 04/15/2030(b)	920,000	962,075
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	373,000	361,346
Star Parent, Inc., 9.00%, 10/01/2030(b)(c)	925,000	957,208
Tenet Healthcare Corp.
4.38%, 01/15/2030	1,336,000	1,277,959
6.13%, 06/15/2030	1,852,000	1,872,462

		10,575,218

Health Care Technology-1.67%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	2,170,000	2,092,688

Hotel & Resort REITs-0.71%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030(b)	510,000	514,128
XHR L.P., 6.63%, 05/15/2030(b)	370,000	371,251

		885,379

Hotels, Restaurants & Leisure-6.49%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	2,682,000	2,469,713
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	1,847,000	1,896,417
Carnival Corp., 5.75%, 03/15/2030(b)	920,000	922,724
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	1,110,000	1,095,174
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	1,152,000	1,047,127
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030(b)	690,000	702,674

		8,133,829

Household Durables-1.75%
KB Home, 7.25%, 07/15/2030(c)	322,000	331,052
M/I Homes, Inc., 3.95%, 02/15/2030	280,000	258,025
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	543,000	511,571
Newell Brands, Inc., 6.38%, 05/15/2030	690,000	649,942
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	459,000	447,850

		2,198,440

Household Products-0.34%
Central Garden & Pet Co., 4.13%, 10/15/2030	461,000	426,936

Insurance-3.34%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	1,020,000	1,053,200
HUB International Ltd., 7.25%, 06/15/2030(b)	3,001,000	3,127,183

		4,180,383

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Interactive Media & Services-0.66%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	$430,000	$390,301
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	507,000	437,761

		828,062

Life Sciences Tools & Services-0.73%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	531,000	443,310
IQVIA, Inc., 6.50%, 05/15/2030(b)(c)	465,000	475,277

		918,587

Machinery-1.50%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	1,343,000	1,403,504
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	461,000	474,900

		1,878,404

Marine Transportation-0.23%
NCL Corp. Ltd., 6.25%, 03/01/2030(b)(c)	295,000	292,051

Media-4.64%
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	599,000	464,428
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(b)	799,000	810,167
iHeartCommunications, Inc., 7.75%, 08/15/2030(b)	610,000	472,065
Lamar Media Corp., 4.00%, 02/15/2030(c)	507,000	478,287
Sirius XM Radio LLC, 4.13%, 07/01/2030(b)	1,382,000	1,256,679
Univision Communications, Inc., 7.38%, 06/30/2030(b)	829,000	775,579
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	850,000	771,203
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)(c)	850,000	785,528

		5,813,936

Metals & Mining-3.41%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	645,000	678,139
ATI, Inc., 7.25%, 08/15/2030	397,000	416,043
Carpenter Technology Corp., 7.63%, 03/15/2030	280,000	288,957
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	695,000	624,786
Commercial Metals Co., 4.13%, 01/15/2030	280,000	263,956
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(b)	320,000	317,430
Novelis, Inc., 6.88%, 01/30/2030(b)(c)	690,000	711,983
Taseko Mines Ltd. (Canada), 8.25%, 05/01/2030(b)	460,000	473,193
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	700,000	494,106

		4,268,593

Mortgage REITs-1.04%
Starwood Property Trust, Inc.
6.00%, 04/15/2030(b)	370,000	369,192
6.50%, 07/01/2030(b)	460,000	466,867
6.50%, 10/15/2030(b)	460,000	466,670

		1,302,729

Oil, Gas & Consumable Fuels-10.54%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)(c)	737,000	714,825

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Buckeye Partners L.P., 6.75%, 02/01/2030(b)	$460,000	$475,106
Civitas Resources, Inc., 8.63%, 11/01/2030(b)	923,000	911,052
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	373,000	346,112
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	896,000	848,104
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	461,000	484,477
Hess Midstream Operations L.P.
4.25%, 02/15/2030(b)	690,000	658,227
5.50%, 10/15/2030(b)(c)	366,000	362,109
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	461,000	437,768
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	460,000	455,073
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	921,000	916,176
NuStar Logistics L.P., 6.38%, 10/01/2030	558,000	568,881
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	737,000	692,978
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030(b)	740,000	708,146
7.88%, 09/15/2030(b)	462,000	402,073
Range Resources Corp., 4.75%, 02/15/2030(b)	464,000	446,289
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	737,000	696,133
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	673,000	645,465
TransMontaigne Partners LLC, 8.50%, 06/15/2030(b)	460,000	469,966
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)	1,390,000	1,384,975
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	368,000	335,288
Vital Energy, Inc., 9.75%, 10/15/2030	277,000	244,357

		13,203,580

Passenger Airlines-0.66%
Avianca Midco 2 PLC, 9.63%, 02/14/2030(b)	920,000	821,247

Pharmaceuticals-1.14%
AdaptHealth LLC, 5.13%, 03/01/2030(b)(c)	558,000	516,156
Bausch Health Cos., Inc., 14.00%, 10/15/2030(b)	280,000	243,593
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030(c)	695,000	669,519

		1,429,268

Real Estate Management & Development-1.07%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	583,000	533,094
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	410,000	318,828
Kennedy-Wilson, Inc., 4.75%, 02/01/2030(c)	550,000	488,634

		1,340,556

Residential REITs-0.28%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	367,000	344,377

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-0.66%
Entegris, Inc., 5.95%, 06/15/2030(b)	$831,000	$832,258

Software-2.53%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	462,000	477,637
Gen Digital, Inc., 7.13%, 09/30/2030(b)(c)	553,000	571,159
McAfee Corp., 7.38%, 02/15/2030(b)	1,867,000	1,728,416
RingCentral, Inc., 8.50%, 08/15/2030(b)	368,000	388,967

		3,166,179

Specialized REITs-0.93%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	1,198,000	1,169,826

Specialty Retail-1.33%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	415,000	394,528
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	779,000	796,277
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	460,000	469,322

		1,660,127

Technology Hardware, Storage & Peripherals-1.04%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030(b)	880,000	927,174
Xerox Corp., 10.25%, 10/15/2030(b)	370,000	380,670

		1,307,844

Textiles, Apparel & Luxury Goods-0.46%
VF Corp., 2.95%, 04/23/2030	691,000	577,423

Trading Companies & Distributors-0.67%
Boise Cascade Co., 4.88%, 07/01/2030(b)	368,000	356,140
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030(b)	462,000	485,806

		841,946

	Principal Amount	Value
Wireless Telecommunication Services-0.29%
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	$368,000	$364,007

Total U.S. Dollar Denominated Bonds & Notes (Cost $122,008,480)		122,721,861

	Shares
Money Market Funds-0.87%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $1,085,892)	1,085,892	1,085,892

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.82% (Cost $123,094,372)		123,807,753

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.61%
Invesco Private Government Fund, 4.29%(d)(e)(f)	4,037,660	4,037,660
Invesco Private Prime Fund, 4.45%(d)(e)(f)	10,513,463	10,515,566

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,553,226)		14,553,226

TOTAL INVESTMENTS IN SECURITIES-110.43% (Cost $137,647,598)		138,360,979
OTHER ASSETS LESS LIABILITIES-(10.43)%		(13,065,813)

NET ASSETS-100.00%		$125,295,166

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $105,099,133, which represented 83.88% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$239,390	$12,125,593	$(11,279,091)	$-	$-	$1,085,892	$17,701

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

May 31, 2025

(Unaudited)

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$927,063	$27,456,258	$(24,345,661)	$-	$-	$4,037,660	$83,365	*

Invesco Private Prime Fund	2,416,855	58,550,463	(50,450,116)	(155)	(1,481)	10,515,566	224,392	*

Total	$3,583,308	$98,132,314	$(86,074,868)	$(155)	$(1,481)	$15,639,118	$325,458

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.03%
Aerospace & Defense-0.82%
TransDigm, Inc., 7.13%, 12/01/2031(b)	$290,000	$300,353

Air Freight & Logistics-0.58%
Clue Opco LLC, 9.50%, 10/15/2031(b)	205,000	211,218

Automobile Components-2.13%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	160,000	162,065
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	151,000	141,121
5.25%, 07/15/2031	170,000	158,757
United Rentals (North America), Inc., 3.88%, 02/15/2031	343,000	316,762

		778,705

Automobiles-0.72%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	290,000	263,477

Broadline Retail-0.28%
Kohl’s Corp., 5.13%, 05/01/2031	160,000	102,572
Capital Markets-1.02%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	235,000	204,718
StoneX Group, Inc., 7.88%, 03/01/2031(b)	160,000	168,636

		373,354

Chemicals-4.74%
Ashland, Inc., 3.38%, 09/01/2031(b)	130,000	112,112
Avient Corp., 6.25%, 11/01/2031(b)	200,000	200,438
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	140,000	146,616
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	285,000	293,557
Consolidated Energy Finance S.A. (Switzerland), 12.00%, 02/15/2031(b)	190,000	174,297
NOVA Chemicals Corp. (Canada), 7.00%, 12/01/2031(b)	130,000	136,044
Olympus Water US Holding Corp., 7.25%, 06/15/2031(b)	250,000	250,194
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	140,000	125,883
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	200,000	186,462
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	110,000	111,207

		1,736,810

Commercial Services & Supplies-3.64%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	740,000	767,409
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	160,000	162,919
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(b)	405,000	404,174

		1,334,502

Communications Equipment-0.50%
Viasat, Inc., 7.50%, 05/30/2031(b)	230,000	183,789

Construction & Engineering-0.98%
Artera Services LLC, 8.50%, 02/15/2031(b)	190,000	161,630
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	190,000	196,001

		357,631

	Principal Amount	Value
Construction Materials-1.67%
Knife River Corp., 7.75%, 05/01/2031(b)	$130,000	$136,157
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	301,000	309,359
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	160,000	166,577

		612,093

Consumer Finance-1.34%
OneMain Finance Corp.
7.50%, 05/15/2031	240,000	246,881
7.13%, 11/15/2031	240,000	244,380

		491,261

Consumer Staples Distribution & Retail-0.90%
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	147,000	154,421
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	100,000	91,690
Safeway, Inc., 7.25%, 02/01/2031	80,000	83,357

		329,468

Containers & Packaging-2.83%
Ball Corp., 3.13%, 09/15/2031	270,000	236,984
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(b)	210,000	217,308
LABL, Inc., 8.63%, 10/01/2031(b)	295,000	244,483
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	200,000	200,592
Sealed Air Corp., 7.25%, 02/15/2031(b)	130,000	136,004

		1,035,371

Diversified Consumer Services-0.63%
Service Corp. International, 4.00%, 05/15/2031	250,000	230,600

Diversified Telecommunication Services-2.34%
Level 3 Financing, Inc., 4.00%, 04/15/2031(b)	130,000	108,225
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	720,000	749,863

		858,088

Electric Utilities-1.39%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	320,000	290,467
Sotera Health Holdings LLC, 7.38%, 06/01/2031(b)	210,000	218,394

		508,861

Electronic Equipment, Instruments & Components-0.91%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(b)	140,000	143,388
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	215,000	191,134

		334,522

Energy Equipment & Services-0.30%
Nabors Industries, Inc., 8.88%, 08/15/2031(b)	160,000	109,635

Entertainment-1.34%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	160,000	165,442
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	310,000	325,339

		490,781

Financial Services-3.69%
Focus Financial Partners LLC, 6.75%, 09/15/2031(b)	315,000	318,884
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031(b)	230,000	234,842

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Financial Services-(continued)
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	$435,000	$454,700
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031(b)	190,000	190,456
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	160,000	154,219

		1,353,101

Food Products-1.42%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	280,000	255,539
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)	280,000	264,684

		520,223

Gas Utilities-0.96%
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/2031(b)	390,000	353,121

Ground Transportation-0.37%
XPO, Inc., 7.13%, 06/01/2031(b)	130,000	134,681

Health Care Equipment & Supplies-0.52%
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	190,000	189,362

Health Care Providers & Services-3.45%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	330,000	282,746
DaVita, Inc., 3.75%, 02/15/2031(b)	430,000	381,141
Encompass Health Corp., 4.63%, 04/01/2031	110,000	104,964
Tenet Healthcare Corp.
6.75%, 05/15/2031	390,000	401,964
6.88%, 11/15/2031	90,000	94,578

		1,265,393

Health Care REITs-1.10%
Diversified Healthcare Trust, 4.38%, 03/01/2031	160,000	132,586
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	409,900	269,341

		401,927

Hotel & Resort REITs-0.84%
Service Properties Trust, 8.63%, 11/15/2031(b)	290,000	309,087

Hotels, Restaurants & Leisure-6.87%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	280,000	262,414
Carnival Corp., 5.88%, 06/15/2031(b)	300,000	300,367
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	190,000	193,742
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/2031(b)	350,000	323,841
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, 07/01/2031(b)	160,000	143,588
Life Time, Inc., 6.00%, 11/15/2031(b)	160,000	160,464
Merlin Entertainments Group U.S. Holdings, Inc. (United Kingdom), 7.38%, 02/15/2031(b)	160,000	146,103
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/2031(b)	160,000	166,178
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	230,000	137,138
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	230,000	235,161

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Station Casinos LLC, 4.63%, 12/01/2031(b)	$160,000	$146,569
Yum! Brands, Inc., 3.63%, 03/15/2031	330,000	300,417

		2,515,982

Household Durables-1.05%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(b)	80,000	78,593
KB Home, 4.00%, 06/15/2031	110,000	99,802
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	230,000	205,000

		383,395

Household Products-1.13%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	130,000	118,677
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	160,000	140,166
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	170,000	154,417

		413,260

Independent Power and Renewable Electricity Producers-2.09%
Calpine Corp.
5.00%, 02/01/2031(b)	270,000	262,089
3.75%, 03/01/2031(b)	260,000	241,501
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	290,000	261,976

		765,566

Insurance-6.89%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/2031(b)	455,000	465,678
6.50%, 10/01/2031(b)	320,000	322,962
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	410,000	424,238
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	320,000	328,761
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	950,000	983,372

		2,525,011

Interactive Media & Services-0.33%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	140,000	122,544

IT Services-0.65%
Star Holding LLC, 8.75%, 08/01/2031(b)	100,000	90,348
Twilio, Inc., 3.88%, 03/15/2031	160,000	147,524

		237,872

Machinery-1.01%
Hillenbrand, Inc., 3.75%, 03/01/2031	110,000	96,547
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	190,000	188,591
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031(b)	80,000	83,459

		368,597

Marine Transportation-1.40%
Stena International S.A. (Sweden) 7.25%, 01/15/2031(b)	401,000	402,779
7.63%, 02/15/2031(b)	110,000	111,516

		514,295

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Media-9.11%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	$860,000	$788,256
7.38%, 03/01/2031(b)	350,000	362,469
CSC Holdings LLC
3.38%, 02/15/2031(b)	320,000	209,875
4.50%, 11/15/2031(b)	470,000	318,156
Lamar Media Corp., 3.63%, 01/15/2031	160,000	145,472
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(b)	200,000	205,916
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	140,000	147,935
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)	470,000	411,348
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031(b)	390,000	362,447
Univision Communications, Inc., 8.50%, 07/31/2031(b)	400,000	384,377

		3,336,251

Metals & Mining-2.89%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	240,000	249,307
ATI, Inc., 5.13%, 10/01/2031	100,000	96,582
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031(b)	100,000	82,058
7.50%, 09/15/2031(b)	250,000	225,059
Commercial Metals Co., 3.88%, 02/15/2031	80,000	72,506
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	160,000	147,135
Novelis Corp., 3.88%, 08/15/2031(b)	210,000	186,868

		1,059,515

Oil, Gas & Consumable Fuels-8.25%
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	389,000	380,814
CNX Resources Corp., 7.38%, 01/15/2031(b)	160,000	163,926
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	440,000	423,161
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/2031(b)	160,000	174,880
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	189,000	174,265
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	240,000	231,582
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	140,000	127,012
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	140,000	141,291
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	150,000	143,089
Talos Production, Inc., 9.38%, 02/01/2031(b)	180,000	177,137
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	710,000	721,283
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	155,000	161,727

		3,020,167

Paper & Forest Products-0.57%
Magnera Corp., 7.25%, 11/15/2031(b)	230,000	210,613

Passenger Airlines-1.70%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	630,000	623,612

Pharmaceuticals-1.45%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	630,000	529,808

	Principal Amount	Value
Professional Services-0.28%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	$100,000	$ 103,165

Real Estate Management & Development-0.97%
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	208,000	189,080
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	190,000	164,915

		353,995

Software-2.49%
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	200,000	181,404
UKG, Inc., 6.88%, 02/01/2031(b)	710,000	732,052

		913,456

Specialized REITs-0.90%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	350,000	328,288

Specialty Retail-2.42%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	210,000	186,943
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	240,000	254,652
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	175,000	164,134
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	140,000	130,573
Valvoline, Inc., 3.63%, 06/15/2031(b)	170,000	151,006

		887,308

Technology Hardware, Storage & Peripherals-0.23%
Seagate HDD Cayman, 4.13%, 01/15/2031	90,000	83,516

Textiles, Apparel & Luxury Goods-0.73%
Champ Acquisition Corp., 8.38%, 12/01/2031(b)	160,000	168,397
Crocs, Inc., 4.13%, 08/15/2031(b)	110,000	97,785

		266,182

Trading Companies & Distributors-0.62%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(b)	220,000	225,478

Water Utilities-0.44%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	170,000	162,393

Wireless Telecommunication Services-2.15%
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	421,000	381,288
4.75%, 07/15/2031(b)	440,000	404,410

		785,698

Total U.S. Dollar Denominated Bonds & Notes (Cost $35,838,089)		35,905,953

	Shares
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $144,718)	144,718	144,718

TOTAL INVESTMENTS IN SECURITIES-98.43% (Cost $35,982,807)		36,050,671
OTHER ASSETS LESS LIABILITIES-1.57%		575,694

NET ASSETS-100.00%		$36,626,365

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $31,807,942, which represented 86.84% of the Fund’s Net Assets.

(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$62,297	$3,876,785	$(3,794,364)	$-	$-	$144,718	$5,793

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)

May 31, 2025

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.43%
Aerospace & Defense-3.21%
Bombardier, Inc. (Canada), 7.00%, 06/01/2032(b)(c)	$115,000	$117,756
Goat Holdco LLC, 6.75%, 02/01/2032(b)	120,000	119,625
TransDigm, Inc., 6.63%, 03/01/2032(b)	320,000	327,282

		564,663

Automobile Components-3.57%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	110,000	115,652
Dana, Inc., 4.50%, 02/15/2032	50,000	46,811
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(b)	120,000	122,561
Patrick Industries, Inc., 6.38%, 11/01/2032(b)	65,000	64,128
PHINIA, Inc., 6.63%, 10/15/2032(b)	75,000	74,628
United Rentals North America, Inc., 3.75%, 01/15/2032	115,000	103,322
ZF North America Capital, Inc. (Germany), 6.88%, 04/23/2032(b)	110,000	100,994

		628,096

Banks-0.34%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	60,000	59,938

Building Products-3.28%
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	191,000	173,434
6.38%, 06/15/2032(b)	100,000	101,016
JELD-WEN, Inc., 7.00%, 09/01/2032(b)(c)	55,000	40,714
MasterBrand, Inc., 7.00%, 07/15/2032(b)	110,000	109,531
Standard Building Solutions, Inc., 6.50%, 08/15/2032(b)	150,000	152,438

		577,133

Capital Markets-0.52%
Methanex US Operations, Inc., 6.25%, 03/15/2032(b)	95,000	92,021

Chemicals-0.31%
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/2032	60,000	54,079

Commercial Services & Supplies-3.20%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)	115,000	109,321
Brink’s Co. (The), 6.75%, 06/15/2032(b)	60,000	61,600
Cimpress PLC (Ireland), 7.38%, 09/15/2032(b)	80,000	74,670
Garda World Security Corp. (Canada)
8.25%, 08/01/2032(b)	90,000	89,692
8.38%, 11/15/2032(b)	150,000	150,613
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	75,000	77,401

		563,297

Construction & Engineering-0.55%
Arcosa, Inc., 6.88%, 08/15/2032(b)	95,000	97,481

Construction Materials-3.52%
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)	40,000	39,947
Quikrete Holdings, Inc., 6.38%, 03/01/2032(b)	570,000	579,623

		619,570

Consumer Finance-0.48%
FirstCash, Inc., 6.88%, 03/01/2032(b)	82,000	84,153

	Principal Amount	Value
Consumer Staples Distribution & Retail-1.78%
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(b)	$65,000	$68,161
Performance Food Group, Inc., 6.13%, 09/15/2032(b)	160,000	161,487
US Foods, Inc., 7.25%, 01/15/2032(b)	80,000	83,710

		313,358

Containers & Packaging-2.24%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	200,000	202,266
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	80,000	80,218
Owens-Brockway Glass Container, Inc., 7.38%, 06/01/2032(b)	50,000	49,822
Sealed Air Corp., 6.50%, 07/15/2032(b)	60,000	61,497

		393,803

Distributors-0.54%
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	95,000	95,900

Diversified Consumer Services-0.68%
Service Corp. International, 5.75%, 10/15/2032	120,000	119,399

Diversified REITs-0.62%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	115,000	108,913

Diversified Telecommunication Services-1.29%
Iliad Holding S.A.S. (France), 7.00%, 04/15/2032(b)	130,000	130,998
Level 3 Financing, Inc., 10.00%, 10/15/2032(b)	25,000	25,204
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	70,000	71,880

		228,082

Electric Utilities-2.19%
Alpha Generation LLC, 6.75%, 10/15/2032(b)	152,000	155,101
NRG Energy, Inc., 3.88%, 02/15/2032(b)	70,000	63,333
Vistra Operations Co. LLC, 6.88%, 04/15/2032(b)	160,000	166,555

		384,989

Electrical Equipment-2.42%
EnerSys, 6.63%, 01/15/2032(b)	50,000	51,099
Lightning Power LLC, 7.25%, 08/15/2032(b)	230,000	241,289
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	130,000	133,247

		425,635

Electronic Equipment, Instruments & Components-1.36%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	85,000	86,677
Sensata Technologies, Inc., 6.63%, 07/15/2032(b)	75,000	75,731
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	75,000	76,397

		238,805

Energy Equipment & Services-1.97%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.63%, 09/01/2032(b)	110,000	110,656
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	80,000	82,266
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)	150,000	153,965

		346,887

Entertainment-0.44%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)	75,000	77,216

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Financial Services-3.01%
Compass Group Diversified Holdings LLC, 5.00%, 01/15/2032(b)	$30,000	$24,554
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	100,000	98,841
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/2032(b)	240,000	240,566
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	160,000	166,726

		530,687

Food Products-1.42%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	106,000	97,863
Post Holdings, Inc., 6.25%, 02/15/2032(b)	150,000	152,695

		250,558

Ground Transportation-1.81%
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(b)	110,000	111,854
Watco Cos LLC/Watco Finance Corp., 7.13%, 08/01/2032(b)	110,000	113,285
XPO, Inc., 7.13%, 02/01/2032(b)(c)	90,000	93,471

		318,610

Health Care Equipment & Supplies-0.63%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	110,000	110,897

Health Care Providers & Services-6.38%
Community Health Systems, Inc., 10.88%, 01/15/2032(b)	315,000	336,143
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	105,000	108,158
DaVita, Inc., 6.88%, 09/01/2032(b)	160,000	162,640
LifePoint Health, Inc.
8.38%, 02/15/2032(b)	110,000	115,875
10.00%, 06/01/2032(b)	120,000	125,680
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)	85,000	75,968
Select Medical Corp., 6.25%, 12/01/2032(b)	80,000	79,354
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(b)	120,000	119,918

		1,123,736

Health Care REITs-1.34%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	230,000	235,929

Hotel & Resort REITs-1.40%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	160,000	162,302
Service Properties Trust, 8.88%, 06/15/2032(c)	85,000	85,063

		247,365

Hotels, Restaurants & Leisure-8.18%
Caesars Entertainment, Inc.
6.50%, 02/15/2032(b)	220,000	221,907
6.00%, 10/15/2032(b)(c)	162,000	155,506
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(b)	220,000	195,949
6.13%, 04/01/2032(b)	65,000	66,044
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/2032(b)	145,000	144,907
MGM Resorts International, 6.50%, 04/15/2032(c)	120,000	119,841

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Motion Finco S.a.r.l. (United Kingdom), 8.38%, 02/15/2032(b)	$60,000	$55,508
Station Casinos LLC, 6.63%, 03/15/2032(b)	73,000	73,146
Vail Resorts, Inc., 6.50%, 05/15/2032(b)	95,000	97,377
Yum! Brands, Inc.
4.63%, 01/31/2032	170,000	161,402
5.38%, 04/01/2032	150,000	148,428

		1,440,015

Household Durables-1.02%
LGI Homes, Inc., 7.00%, 11/15/2032(b)	60,000	55,780
Newell Brands, Inc., 6.63%, 05/15/2032	75,000	69,389
TopBuild Corp., 4.13%, 02/15/2032(b)	60,000	54,463

		179,632

Independent Power and Renewable Electricity Producers-0.95%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	115,000	113,781
Clearway Energy Operating LLC, 3.75%, 01/15/2032(b)	60,000	52,754

		166,535

Insurance-4.57%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/2032(b)	110,000	113,205
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	220,000	227,516
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	75,000	77,001
HUB International Ltd., 7.38%, 01/31/2032(b)	275,000	287,161
USI, Inc., 7.50%, 01/15/2032(b)	95,000	99,699

		804,582

IT Services-1.52%
EquipmentShare.com, Inc., 8.63%, 05/15/2032(b)	90,000	94,491
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	170,000	173,557

		268,048

Machinery-1.56%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	90,000	90,897
Terex Corp., 6.25%, 10/15/2032(b)	115,000	113,182
Wilsonart LLC, 11.00%, 08/15/2032(b)	80,000	70,464

		274,543

Marine Transportation-1.48%
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	260,000	260,211

Media-4.79%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)	175,000	162,116
4.50%, 05/01/2032	420,000	382,565
Midcontinent Communications, 8.00%, 08/15/2032(b)	105,000	108,722
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	220,000	190,318

		843,721

Metals & Mining-1.55%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)(c)	205,000	177,078

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)–(continued)

May 31, 2025

(Unaudited)

	Principal Amount	Value
Metals & Mining-(continued)
Commercial Metals Co., 4.38%, 03/15/2032	$50,000	$45,500
Constellium SE, 6.38%, 08/15/2032(b)	50,000	49,836

		272,414

Oil, Gas & Consumable Fuels-10.60%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	95,000	97,107
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/2032(b)	95,000	95,630
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	90,000	81,782
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/2032(b)	80,000	83,009
CNX Resources Corp., 7.25%, 03/01/2032(b)	90,000	91,773
Crescent Energy Finance LLC, 7.63%, 04/01/2032(b)	170,000	160,412
Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 05/15/2032(c)	110,000	111,490
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/2032(b)	70,000	72,824
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 04/15/2032(b)	80,000	72,970
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	95,000	98,388
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	60,000	59,468
Matador Resources Co., 6.50%, 04/15/2032(b)	134,000	131,325
Murphy Oil Corp., 6.00%, 10/01/2032(c)	95,000	88,660
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	205,000	194,018
Parkland Corp. (Canada), 6.63%, 08/15/2032(b)	75,000	75,215
SM Energy Co., 7.00%, 08/01/2032(b)	115,000	110,506
Sunoco L.P., 7.25%, 05/01/2032(b)	115,000	119,645
Vital Energy, Inc., 7.88%, 04/15/2032(b)(c)	150,000	121,794

		1,866,016

Personal Care Products-0.55%
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	95,000	96,616

Pharmaceuticals-3.16%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	450,000	445,789
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	110,000	109,890

		555,679

Professional Services-0.93%
Amentum Holdings, Inc., 7.25%, 08/01/2032(b)	160,000	163,351

Software-2.22%
Cloud Software Group, Inc., 8.25%, 06/30/2032(b)	260,000	273,653
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	115,000	118,168

		391,821

	Principal Amount	Value
Specialized REITs-0.53%
Iron Mountain, Inc., 5.63%, 07/15/2032(b)	$95,000	$92,764

Specialty Retail-1.95%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	90,000	84,109
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)	80,000	62,156
Wand NewCo 3, Inc., 7.63%, 01/30/2032(b)	190,000	197,789

		344,054

Trading Companies & Distributors-0.70%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/2032(b)	120,000	122,763

Wireless Telecommunication Services-0.67%
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)	115,000	118,550

Total U.S. Dollar Denominated Bonds & Notes (Cost $17,168,009)		17,152,515

	Shares
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $58,558)	58,558	58,558

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.76% (Cost $17,226,567)		17,211,073

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.59%
Invesco Private Government Fund, 4.29%(d)(e)(f)	272,752	272,752
Invesco Private Prime Fund, 4.45%(d)(e)(f)	710,453	710,595

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $983,347)		983,347

TOTAL INVESTMENTS IN SECURITIES-103.35% (Cost $18,209,914)		18,194,420
OTHER ASSETS LESS LIABILITIES-(3.35)%		(589,989)

NET ASSETS-100.00%		$17,604,431

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $15,410,060, which represented 87.54% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$28,817	$814,016	$(784,275)	$-	$-	$58,558	$1,488

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	14,866	1,862,676	(1,604,790)	-	-	272,752	4,906	*

Invesco Private Prime Fund	38,590	4,239,175	(3,567,086)	4	(88)	710,595	13,205	*

Total	$82,273	$6,915,867	$(5,956,151)	$4	$(88)	$1,041,905	$19,599

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-93.09%
Alabama-0.37%
Alabama (State of), Series 2014 A, Ref. GO Bonds	5.00%	08/01/2025	$275	$275,367
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	330	332,608
Auburn University, Series 2015 A, Ref. RB(a)(b)	4.00%	06/09/2025	5	5,001
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	200,942
Birmingham (City of), AL Special Care Facilities Financing Authority, Series 2015, Ref. RB	5.00%	06/01/2034	60	60,009

				873,927

Arizona-1.82%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	205	206,309
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2025	40	40,066
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	125	125,163
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2025	100	100,124
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2016, Ref. RB	5.00%	07/01/2025	230	230,381
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2018, RB	5.00%	07/01/2025	210	210,348
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	15	15,023
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2025	120	120,166
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2025	75	75,049
Phoenix (City of), AZ, Series 2014, GO Bonds	4.00%	07/01/2025	15	15,008
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2025	140	140,211
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2025	20	20,030
Phoenix Civic Improvement Corp., Series 2015 A, Ref. RB	5.00%	07/01/2035	35	35,031
Phoenix Civic Improvement Corp., Series 2015 A, Ref. RB	5.00%	07/01/2037	400	400,298
Phoenix Civic Improvement Corp., Series 2015 B, Ref. RB(a)(b)	5.00%	07/15/2025	135	135,291
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	130	130,193
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2025	140	140,212
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2025	80	80,121
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	10	10,015
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	30	30,044
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2025	20	20,031
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	605	605,000
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	205	205,000
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	625	625,000
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	165	165,000
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	250	250,000
Tempe (City of), AZ, Series 2016 B, Ref. GO Bonds	4.00%	07/01/2025	40	40,027
University of Arizona Board of Regents, Series 2015 D, RB	5.00%	07/01/2041	25	25,003
University of Arizona Board of Regents, Series 2015 D, RB	5.00%	07/01/2046	125	122,407

				4,316,551

Arkansas-0.01%
Arkansas (State of), Series 2015, Ref. GO Bonds	4.00%	06/01/2025	25	25,000

California-15.69%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	30,045
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2025	50	50,278
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	865	869,029
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	60,266
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	75,312
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2034	175	175,671
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	815	815,952
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	10	10,016
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	150	150,477
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	5	5,008
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	100,308
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	55	55,148
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	1,750	1,754,542
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,150	1,152,832
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	50,278

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	$155	$155,565
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	650	654,799
California (State of), Series 2020, GO Bonds	5.00%	11/01/2025	1,250	1,261,587
California (State of), Series 2021, GO Bonds	4.00%	10/01/2025	2,000	2,008,244
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2025	725	730,352
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	414,619
California (State of), Series 2022, GO Bonds	5.00%	09/01/2025	1,090	1,096,057
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2025	1,000	1,005,557
California (State of) (Bid Group B), Series 2020, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,009,269
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2025	15	15,179
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2025	20	20,073
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2025	110	111,316
California (State of) Educational Facilities Authority (Pepperdine University), Series 2015, Ref. RB(a)(b)	5.00%	09/01/2025	5	5,026
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	140	140,982
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2027	5	5,041
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	795	800,520
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2030	25	25,148
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB	5.00%	11/15/2032	5	5,006
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	550	541,454
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	100,420
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	90	90,178
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	55	55,546
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	232,283
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	500	504,964
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2025	120	120,200
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2025	25	25,175
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2025	5	5,035
California (State of) Municipal Finance Authority (Inland Regional Center), Series 2015, Ref. RB	5.00%	06/15/2045	200	199,991
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	150,171
California (State of) Public Works Board, Series 2015 H, RB	3.50%	12/01/2035	70	65,733
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2025	60	60,189
California (State of) Public Works Board (Department of Corrections & Rehabilitation), Series 2015 D, RB	5.00%	06/01/2025	125	125,000
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2025	300	303,023
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2025	5	5,034
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2025	120	120,782
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2025	15	15,072
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	100,693
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	150,816
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	1,000	1,002,760
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	660	660,503
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	49,886
Chino Basin Regional Financing Authority, Series 2020 B, RN(a)	4.00%	11/01/2025	315	315,382
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	55	55,216
Corona-Norco Unified School District (Election of 2014), Series 2015 A, GO Bonds(a)(b)	5.00%	08/01/2025	25	25,086
East Bay Municipal Utility District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/16/2025	265	265,199
East Bay Municipal Utility District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/16/2025	105	105,079
East Bay Municipal Utility District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/16/2025	20	20,015
Foothill-De Anza Community College District, Series 2015, Ref. GO Bonds	5.00%	08/01/2028	350	351,164
Glendale Unified School District, Series 2015 B, Ref. GO Bonds(a)(b)	4.00%	09/01/2025	5	5,014
Grossmont Healthcare District, Series 2015 D, Ref. GO Bonds(a)(b)	4.00%	07/15/2025	70	70,084
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	5.00%	08/01/2025	40	40,136
Long Beach Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2025	5	5,017

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA, Series 2015 D, Ref. RB	5.00%	06/01/2025	$300	$300,000
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2025	380	380,000
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2025	1,005	1,005,986
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2025	165	165,568
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	35	35,054
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	5.00%	06/01/2025	55	55,000
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2025	30	30,046
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	215	215,000
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	200,089
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	401,835
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2025	60	60,207
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2025	165	165,568
Los Angeles Community College District (Election of 2016), Series 2022 C-1, GO Bonds	5.00%	08/01/2025	90	90,310
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2025	195	195,671
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2025	35	35,120
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	50	50,078
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	260	260,405
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2025	1,180	1,181,836
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2025	175	175,272
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2025	55	55,086
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2025	110	110,171
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds(a)(b)	5.00%	07/01/2025	95	95,144
Los Angeles Unified School District (Election of 2008), Series 2018 B, GO Bonds	5.00%	07/01/2025	195	195,303
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2025	160	160,249
Los Angeles Unified School District (Green Bonds), Series 2023, COP(a)	5.00%	10/01/2025	235	236,524
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2025	155	156,015
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2025	150	150,233
Los Rios Community College District, Series 2021 E, GO Bonds	3.00%	08/01/2025	1,050	1,049,758
Metropolitan Water District of Southern California, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	500,860
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	325	325,466
Modesto Irrigation District, Series 2015 A, RB	5.00%	10/01/2040	235	235,569
Monterey (City of), CA, Series 2015, COP	4.00%	09/01/2045	35	32,455
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	100,749
Oakland (City of), CA, Series 2015 A, Ref. GO Bonds	4.00%	01/15/2039	20	19,396
Oakland Unified School District, Series 2015, Ref. GO Bonds, (INS - AGI)(c)	5.00%	08/01/2025	75	75,262
Palomar Community College District (Election of 2006), Series 2015 C, GO Bonds(a)(b)	4.00%	08/01/2025	30	30,055
Palomar Community College District (Election of 2006), Series 2015 C, GO Bonds(a)(b)	5.00%	08/01/2025	5	5,017
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2025	90	90,314
Peralta Community College District, Series 2016 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2025	20	20,037
Regents of the University of California Medical Center, Series 2007 B-2, VRD Ref. RB(d)	0.70%	05/15/2032	550	550,000
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	185	186,054
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	90	90,926
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	10	10,103
Sacramento (City of), CA Municipal Utility District, Series 2015, Ref. RB(a)(b)	5.00%	07/01/2025	30	30,045
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2025	200	200,820
Sacramento (County of), CA Water Financing Authority, Series 2022 A, RB	4.00%	11/01/2025	165	165,317
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2025	25	25,180
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	30	30,109
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	100,099
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2025	45	45,159
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	120,192
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds(a)(b)	5.00%	07/01/2025	25	25,040
San Diego Unified School District (Election of 1998), Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(c)	5.50%	07/01/2025	20	20,042
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2025	30	30,064
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2025	485	485,775
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2025	65	65,054
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2025	70	70,058
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	5.00%	04/01/2029	35	35,218
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 B, RB	4.00%	10/01/2046	350	313,297
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2025	25	25,227

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	$100	$100,174
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2027	125	125,210
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	115,189
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	90	90,207
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	150	149,085
San Francisco Unified School District, Series 2020, Ref. GO Bonds	4.00%	06/15/2025	1,185	1,185,338
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	300	300,047
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	300	300,036
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	150	150,492
San Jose Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2032	5	5,015
San Jose Unified School District (Election of 2016), Series 2024, Ref. GO Bonds	5.00%	08/01/2025	15	15,054
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2021 B, RB(a)	5.00%	08/01/2025	755	757,675
San Mateo & Foster (Cities of), CA Public Financing Authority (Estero Municipal Improvement District), Series 2021 A, RB(a)	5.00%	08/01/2025	50	50,177
San Mateo County Community College District, Series 2015 A, GO Bonds(a)(b)	5.00%	09/01/2025	65	65,340
San Mateo County Transit District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	1,000	1,000,000
San Mateo Foster City School District (Election of 2008), Series 2015 D, GO Bonds(a)(b)	4.00%	08/01/2025	100	100,193
San Mateo Foster City School District (Election of 2015), Series 2016 A, GO Bonds(a)(b)	4.00%	08/01/2025	5	5,010
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	200	185,149
Santa Clara Unified School District, Series 2023, GO Bonds	5.00%	07/01/2025	105	105,182
Sequoia Union High School District (Election of 2022), Series 2024, GO Bonds	5.00%	07/01/2025	45	45,078
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds(a)(b)	4.00%	09/01/2025	25	25,059
Tustin Unified School District (Community Facilities District No. 97-1), Series 2015 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2038	150	150,336
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2), Series 2015 B, Ref, GO Bonds(a)(b)	5.00%	08/01/2025	25	25,086
Ventura County Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	10	10,033
Vista Joint Powers Financing Authority, Series 2015, Ref. RB(a)(b)	5.25%	06/20/2025	45	45,048
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	20	20,071
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	95	95,337

				37,252,910

Colorado-1.10%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,040
Adams (County of), CO, Series 2015, Ref. COP	4.00%	12/01/2040	200	187,869
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds.	5.00%	12/15/2025	95	95,999
Anthem West Metropolitan District, Series 2015, Ref. GO Bonds, (INS - BAM)(c)	4.13%	12/01/2044	5	4,406
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	130	131,006
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	85	85,861
Boulder Valley School District No. Re-2 Boulder, Series 2015, GO Bonds	5.00%	12/01/2038	200	200,127
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2025	35	35,346
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	155	156,531
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2025	50	50,118
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	08/01/2025	25	25,059
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2025	145	146,206
Colorado (State of) Regional Transportation District, Series 2015, COP(a)(b)	5.00%	06/01/2025	165	165,000
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2025	225	227,111
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2025	45	45,410
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2025	120	121,094
Denver (City & County of), CO, Series 2024 A, GO Bonds	5.00%	08/01/2025	145	145,446
Denver (City & County of), CO, Series 2024 B, GO Bonds	5.00%	08/01/2025	60	60,185
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	5.00%	12/01/2025	120	121,221
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2025	10	10,102
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2025	30	30,336
Park Creek Metropolitan District, Series 2015, Ref. RB	5.00%	12/01/2045	275	275,537
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 A, Ref. GO Bonds	4.00%	12/15/2032	25	25,049

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	$130	$130,000
University of Northern Colorado, Series 2015 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	06/01/2040	130	125,631

				2,610,690

Connecticut-1.82%
Connecticut (State of), Series 2014 H, Ref. GO Bonds	5.00%	11/15/2025	15	15,137
Connecticut (State of), Series 2015 A, GO Bonds(a)(b)	5.00%	08/01/2025	200	200,632
Connecticut (State of), Series 2015 A, GO Bonds(a)(b)	5.00%	08/01/2025	210	210,664
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2025	50	50,034
Connecticut (State of), Series 2015 B, GO Bonds(a)(b)	5.00%	08/01/2025	90	90,285
Connecticut (State of), Series 2015 B, GO Bonds(a)(b)	5.00%	08/01/2025	25	25,079
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2025	5	5,046
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	160	161,271
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2028	10	10,073
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2030	45	45,271
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2032	15	15,067
Connecticut (State of), Series 2015, Ref. RB	5.00%	08/01/2027	325	325,919
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2025	10	10,074
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2025	200	201,370
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2025	1,000	1,008,523
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	195	196,098
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2025	160	161,465
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2027	75	75,212
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2028	300	300,735
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2029	85	85,178
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2031	480	480,807
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2033	95	95,123
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2034	240	240,282
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2035	40	40,039
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2025	30	30,152
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	250,377

				4,329,913

District of Columbia-0.40%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2025	75	75,782
District of Columbia, Series 2015 A, GO Bonds(a)(b)	5.00%	06/01/2025	5	5,000
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2025	45	45,000
District of Columbia, Series 2015 A, GO Bonds(a)(b)	5.00%	06/03/2025	50	50,034
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2025	35	35,000
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2025	5	5,000
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2025	275	275,000
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2025	50	50,378
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2025	40	40,270
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2025	185	186,249
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2025	30	30,313
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2025	100	100,000
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2025	5	5,052
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2025	40	40,077

				943,155

Florida-3.80%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2025	85	85,113
Broward (County of), FL School Board, Series 2015 A, Ref. COP(a)(b)	5.00%	07/09/2025	90	90,167
Broward (County of), FL School Board, Series 2015 A, Ref. COP(a)(b)	5.00%	07/09/2025	30	30,056
Broward (County of), FL School Board, Series 2015 B, Ref. COP(a)(b)	5.00%	07/09/2025	165	165,306
Broward (County of), FL School Board, Series 2015 B, Ref. COP(a)(b)	5.00%	07/09/2025	125	125,231
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	85	85,123
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(c)	5.00%	07/01/2025	15	15,020
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	45,071

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2025	$65	$65,102
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	545	545,857
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds(a)(b)	4.00%	06/01/2025	135	135,000
Florida (State of) (Department of Transportation), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2025	100	100,152
Florida (State of) Department of Environmental Protection (FL Forever), Series 2014, Ref. RB	5.00%	07/01/2025	500	500,489
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	65,100
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2025	205	205,314
Florida (State of) Department of Transportation, Series 2023 A, Ref. RB	5.00%	07/01/2025	5	5,008
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	190	191,169
Florida Keys Aqueduct Authority, Series 2019 A, RB	5.00%	09/01/2049	975	963,924
Florida Keys Aqueduct Authority, Series 2021 B, RB(a)	5.00%	09/01/2025	100	100,471
FSU Financial Assistance, Inc., Series 2015 A, RB	4.13%	10/01/2040	50	47,768
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	130	119,154
Gainesville (City of), FL, Series 2012 B, Ref. VRD RB(d)	1.40%	10/01/2042	795	795,000
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,061
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	40,246
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	167,954
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	131,070
Hillsborough County Industrial Development Authority, Series 2024, VRD Ref. RB(d)	1.25%	11/15/2054	1,000	1,000,000
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	115	115,725
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	30,187
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2025	135	135,907
Lake (County of), FL School Board, Series 2015 B, Ref. COP(a)(b)	5.00%	06/24/2025	100	100,110
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	45,069
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	210,234
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2014, Ref. RB	5.00%	11/15/2039	15	14,999
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2025	505	508,325
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2032	20	20,119
Miami-Dade (County of), FL (Jackson Health System), Series 2015 A, Ref. RB(a)(b)	4.00%	06/01/2025	45	45,000
Mid-Bay Bridge Authority, Series 2015 A, Ref. RB	5.00%	10/01/2035	35	35,001
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2025	35	35,212
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	40	40,126
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	35	35,111
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	5	5,016
Orlando (City of), FL Utilities Commission, Series 2012 A, Ref. RB	5.00%	10/01/2025	60	60,385
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2025	280	281,797
Palm Beach (County of), FL, Series 2015 D, RB(a)(b)	5.00%	12/01/2025	15	15,152
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	100,139
Palm Beach County School District, Series 2014 B, COP	5.00%	08/01/2025	25	25,072
Palm Beach County School District, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	25	25,075
Palm Beach County School District, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	120	120,359
Palm Beach County School District, Series 2015 D, Ref. COP(a)(b)	5.00%	08/01/2025	305	305,913
Palm Beach County School District, Series 2015 D, Ref. COP(a)(b)	5.00%	08/01/2025	60	60,180
Palm Beach County School District, Series 2015 D, Ref. COP(a)(b)	5.00%	08/01/2025	50	50,150
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2025	20	20,058
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2025	45	45,283
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB	4.00%	10/01/2028	25	25,037
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB	4.00%	10/01/2030	20	20,022
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	65,437
Village Community Development District No. 7, Series 2015, Ref. RB	4.00%	05/01/2036	5	4,771
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGI)(c)(d)	2.10%	10/01/2038	590	590,000

				9,020,897

Georgia-3.15%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	35,054
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	702,228
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2030	110	110,348
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,063
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2032	190	190,598
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	1,025	1,028,132

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	$350	$350,013
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2025	100	100,743
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	60,297
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,007
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,034
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,002
Georgia (State of), Series 2015 A, GO Bonds	3.50%	02/01/2035	100	98,143
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	4.00%	07/01/2025	615	615,404
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2025	440	444,565
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	50,073
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2025	125	125,405
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2025	100	100,145
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2025	600	600,394
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2027	370	370,549
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	48,280
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	100	100,013
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	50,000
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2015, Ref. RAC	5.00%	08/01/2034	75	75,043
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	500,947
Gwinnett County School District, Series 2015, Ref. GO Bonds(a)(b)	4.00%	08/01/2025	120	120,176
Gwinnett County School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	55	55,169
Gwinnett County School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	480	481,477
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2025	90	90,314
Metropolitan Atlanta Rapid Transit Authority, Series 2018 A, Ref. RB	4.00%	07/01/2025	300	300,187
Muscogee County School District, Series 2021, GO Bonds	5.00%	10/01/2025	65	65,454
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	170,711
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	300	288,503
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2025	100	100,662

				7,484,133

Hawaii-1.07%
Hawaii (State of), Series 2015 EY, Ref. GO Bonds	5.00%	10/01/2025	110	110,732
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	175	176,146
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2025	270	271,796
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	205	206,363
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2025	55	55,366
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2025	80	80,532
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2025	50	50,333
Hawaii (State of) Department of Budget & Finance (Queens Health System), Series 2015 A, Ref. RB	5.00%	07/01/2035	100	100,001
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2028	25	25,133
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2029	30	30,159
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2038	50	49,995
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	251,327
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2028	195	196,035
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2029	110	110,584
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2030	75	75,334
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	15	15,023
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	10	10,015
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2027	400	402,124
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2029	75	75,398
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	50	50,052
Honolulu (City & County of), HI, Series 2015, Ref. RB(a)(b)	4.00%	07/01/2025	65	65,048
Honolulu (City & County of), HI, Series 2015, Ref. RB(a)(b)	4.00%	07/01/2025	100	100,074
Honolulu (City & County of), HI, Series 2015, Ref. RB(a)	5.00%	07/01/2025	35	35,054
Honolulu (City & County of), HI (Green Bonds), Series 2015 A, RB(a)(b)	5.00%	07/01/2025	5	5,008

				2,547,632

Idaho-0.00%
Idaho (State of) Housing & Finance Association, Series 2015, Ref. RB	5.00%	07/15/2025	10	10,021

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-4.14%
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	$400	$402,748
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,030,379
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	100	100,789
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2025	100	100,344
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2025	85	85,671
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	115	115,522
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2025	1,665	1,679,617
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	390	392,901
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	55	55,314
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	55	55,314
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2025	85	85,738
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2025	10	10,020
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2035	960	960,488
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	50	46,884
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	140	135,715
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group), Series 2015 A, Ref. RB	5.00%	11/15/2027	5	5,004
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group), Series 2015 A, Ref. RB	5.00%	11/15/2033	70	70,001
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2025	15	15,011
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	20,013
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2030	75	75,031
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	85	84,151
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB(a)(b)	5.00%	08/15/2025	230	230,854
Illinois (State of) Finance Authority (The University of Chicago), Series 2021 A, Ref. RB	5.00%	10/01/2025	120	120,726
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	237,697
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015, Ref. RB	5.00%	06/15/2052	500	476,590
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2027	35	35,071
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2029	20	20,035
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2030	80	80,130
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2025	100	100,137
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2036	1,000	1,000,136
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2038	510	510,004
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	9,999
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2036	1,000	1,000,141
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,001
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	270	269,025
Will (County of), IL, Series 2016, GO Bonds(a)(b)	5.00%	11/15/2025	5	5,046
Will (County of), IL, Series 2016, GO Bonds(a)(b)	5.00%	11/15/2025	15	15,137
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	180	179,798

				9,832,182

Indiana-1.17%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2025	10	10,095
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2025	1,500	1,509,478
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2025	80	80,692
Indiana (State of) Finance Authority (Parkview Health System), Series 2009, VRD Ref.RB, (LOC - Sumitomo Mitsui Banking)(d)(e)	2.00%	11/01/2039	1,025	1,025,000
Indiana (State of) Health Facility Financing Authority (Ascension Health Credit Group), Series 2001, RB	5.00%	11/15/2036	5	5,014
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	45,290
Richmond (City of), VA Hospital Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	85	85,031
Rockport (City of), IN (Indiana Michigan Power Co.), Series 2002, Ref. RB(a)	2.75%	06/01/2025	20	20,000

				2,780,600

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-0.23%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2025	$95	$95,000
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2025	100	100,327
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2025	40	40,131
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, VRD Ref. RB, (LOC - JPMorgan Chase Bank, N.A.)(d)(e)	0.01%	02/15/2041	100	100,000
University of Iowa (The), Series 2023, RB	3.50%	07/01/2026	200	200,052

				535,510

Kansas-0.76%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2025	25	25,115
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2025	50	50,239
Kansas (State of) Department of Transportation, Series 2015, RB(a)(b)	5.00%	09/01/2025	305	306,398
Kansas (State of) Department of Transportation, Series 2015, RB(a)(b)	5.00%	09/01/2025	55	55,252
Kansas (State of) Department of Transportation, Series 2015, RB(a)(b)	5.00%	09/01/2025	145	145,664
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2025	85	85,394
Kansas (State of) Department of Transportation, Series 2015, RB(a)(b)	5.00%	09/01/2025	25	25,115
Kansas (State of) Department of Transportation, Series 2015, RB(a)(b)	5.00%	09/01/2025	1,000	1,004,583
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,063
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	49,768
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	45	45,068

				1,812,659

Kentucky-0.65%
Fayette County School District Finance Corp., Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	125	125,294
Fayette County School District Finance Corp., Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	08/01/2033	50	50,007
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	11/01/2025	400	403,326
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(c)	4.00%	09/01/2039	230	213,144
Kentucky (Commonwealth of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2025	90	90,240
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2025	240	241,698
Kentucky (Commonwealth of) Property & Building Commission (No. 124), Series 2020 A, RB, (INS - AGI)(c)	5.00%	11/01/2025	5	5,040
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2025	35	35,248
Kentucky (Commonwealth of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	20	20,028
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2025	290	290,406
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	78,274

				1,552,705

Louisiana-0.13%
Louisiana (State of), Series 2024 B, Ref. GO Bonds	5.00%	08/01/2025	110	110,371
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	4.25%	05/15/2040	70	66,776
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	06/01/2025	25	25,000
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	06/01/2025	40	40,000
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	12/01/2025	25	25,241
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	12/01/2025	50	50,481

				317,869

Maine-0.06%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2025	145	145,664

Maryland-2.20%
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2025	400	400,000
Maryland (State of), Series 2015 A, GO Bonds	2.75%	08/01/2025	500	499,396
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	100,319
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2025	1,175	1,178,753
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2025	105	105,335
Maryland (State of) (Bidding Group 1), Series 2019 A, GO Bonds	5.00%	08/01/2025	120	120,383
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2025	70	70,356
Maryland (State of) Department of Transportation, Series 2017, RB	4.00%	05/01/2029	10	10,003
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2025	5	5,034

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2025	$420	$424,461
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2025	100	101,062
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	560	563,855
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	99,995
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015, Ref. RB	5.00%	07/01/2045	425	412,479
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	100,156
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2025	95	95,148
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	15	15,099
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2025	550	551,757
Prince George’s (County of), MD, Series 2017 A, GO Bonds	5.00%	09/15/2025	125	125,754
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2025	40	40,098
Prince George’s (County of), MD, Series 2023 A, Ref. GO Bonds	5.00%	08/01/2025	65	65,221
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	4.00%	06/01/2025	140	140,000

				5,224,664

Massachusetts-3.68%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	80	80,263
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds(a)(b)	4.50%	07/01/2025	85	85,096
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	07/01/2025	175	175,268
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	07/01/2025	35	35,054
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	07/01/2025	65	65,100
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	109,991
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	4.00%	09/01/2029	5	5,004
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2037	25	24,763
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds(a)	5.00%	07/01/2025	45	45,072
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	50,080
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	144,020
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	2,340	2,355,952
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2025	50	49,984
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	252,162
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	844,954
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 A, RB(a)(b)	5.00%	07/07/2025	500	500,875
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	40	40,061
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	500	500,737
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2008 U-6C, VRD RB, (LOC - TD Bank, N.A.)(d)(e)	1.00%	10/01/2042	1,000	1,000,000
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2025	205	206,321
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2025	185	185,277
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	99,311
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	70,283
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2025	500	502,019
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2027	230	230,368
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	200,298
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	4.00%	08/15/2032	65	65,004
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	600	599,969
Massachusetts (Commonwealth of) School Building Authority, Series 2015 D, Ref. RB	5.00%	08/15/2037	25	24,999
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	200	200,359

				8,748,644

Michigan-1.71%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2025	90	90,130
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2025	75	75,108
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2028	185	186,221
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2029	275	276,696
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	185	186,064
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2031	75	75,401
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	376,869

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2033	$575	$577,605
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2034	15	15,062
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	30,067
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	300	300,127
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	99,029
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2025	10	10,068
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 C, RB	5.00%	07/01/2034	215	214,986
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 D-1, Ref. RB	5.00%	07/01/2034	50	50,055
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015, RB	5.00%	07/01/2033	400	400,003
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015, RB	5.00%	07/01/2035	200	199,987
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2025	180	181,608
Michigan (State of) Finance Authority (McLaren Health Care), Series 2015, Ref. RB	5.00%	05/15/2038	5	5,000
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	35,080
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	350,617
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2025	65	65,610
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2025	105	105,985
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	50	50,254
Wayne (County of), MI Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	100	99,687

				4,057,319

Minnesota-1.01%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	180	181,885
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2027	25	25,075
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2028	15	15,044
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	225,649
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2025	110	110,357
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,015
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2025	465	466,508
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2025	65	65,211
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2025	295	295,957
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB(a)(b)	5.00%	07/01/2025	300	300,386
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB(a)(b)	5.00%	07/01/2025	40	40,051
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	07/01/2025	180	180,231
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	4.00%	07/01/2035	500	482,456

				2,393,825

Mississippi-0.44%
Mississippi (State of), Series 2015 A, GO Bonds(a)(b)	4.00%	10/01/2025	310	311,021
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	130	130,835
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	4.00%	11/01/2025	50	50,212
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	4.00%	11/01/2025	5	5,021
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	310	312,578
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	50	50,416
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	10	10,083
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	165	166,372

				1,036,538

Missouri-0.97%
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2025	95	95,651
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	60	55,431
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	5.00%	10/01/2038	505	506,413
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	100	100,000
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	1,000	1,000,000

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2025	$ 500	$501,497
St. Charles (County of), MO Public Water Supply District No. 2, Series 2018, COP	4.00%	12/01/2039	40	37,024

				2,296,016

Nebraska-0.56%
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	4.13%	11/01/2036	65	63,026
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	100,105
Gretna Public Schools, Series 2022 B, GO Bonds	5.00%	12/15/2027	1,050	1,058,013
University of Nebraska, Series 2015, RB(a)(b)	4.00%	07/01/2025	100	100,070

				1,321,214

Nevada-0.75%
Clark (County of), NV, Series 2015, Ref. GO Bonds(a)(b)	4.00%	06/20/2025	285	285,116
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	209,995
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2025	20	20,029
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2028	415	418,630
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2025	25	25,015
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	170,105
Clark County School District No. 114 Evergreen, Series 2019, Ref. RB	5.00%	07/01/2025	170	170,249
Las Vegas Valley Water District, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2025	100	100,000
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2025	145	145,000
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2025	225	227,390

				1,771,529

New Jersey-2.70%
Essex (County of), NJ, Series 2017, Ref. GO Bonds	5.00%	08/01/2025	15	15,049
New Jersey (State of), Series 2013, GO Bonds	3.00%	06/01/2025	100	100,000
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	300	300,000
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	30	30,000
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	1,720	1,720,000
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGI)(c)	5.50%	09/01/2025	725	729,296
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	10	10,007
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	400	400,283
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	50	50,035
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	55	55,039
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.25%	06/15/2025	5	5,004
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB	5.25%	06/15/2028	100	100,078
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	1,025	1,025,630
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB(a)(b)	5.00%	06/15/2025	110	110,078
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.38%	06/15/2027	35	35,014
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	4.00%	11/01/2025	100	100,346
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2025	60	60,452
New Jersey (State of) Educational Facilities Authority, Series 2015 H, Ref. RB, (INS - AGI)(c)	4.00%	07/01/2033	380	380,111
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	200,265
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2025	235	235,331
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	236,409
New Jersey (State of) Transportation Trust Fund Authority, Series 2004 A, RB, (INS - NATL)(c)	5.75%	06/15/2025	5	5,004
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	15	15,014
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2038	140	139,992
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2025	45	45,447
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2025	245	245,151
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	35	35,055
New Jersey Infrastructure Bank, Series 2012 A-R, Ref. RB	4.00%	09/01/2025	20	20,048

				6,404,138

New Mexico-0.53%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2025	55	55,082
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)(b)	4.13%	08/01/2025	1,005	1,006,174

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-(continued)
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)(b)	5.00%	08/01/2025	$110	$110,284
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2025	50	50,075
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2025	35	35,052

				1,256,667

New York-18.66%
Metropolitan Transportation Authority, Series 2002 D, VRD Ref. RB, (LOC - Truist Bank)(d)(e)	1.40%	11/01/2032	1,000	1,000,000
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	351,445
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB, (INS - BAM)(c)	5.00%	11/15/2033	105	105,552
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2029	100	100,413
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2032	60	60,139
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2035	55	55,050
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2036	300	300,187
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	35	35,340
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	210	211,573
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2027	30	30,170
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	290	291,198
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.25%	11/15/2029	25	25,137
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2034	170	170,242
Metropolitan Transportation Authority (Green Bonds), Series 2016 A2, Ref. RB	5.00%	11/15/2025	25	25,187
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	201,498
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2025	65	65,487
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2025	225	226,685
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2025	25	25,187
Monroe County Industrial Development Corp. (University of Rochester), Series 2015 A, Ref. RB	4.00%	07/01/2035	25	24,948
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	45	45,316
Nassau (County of), NY Industrial Development Agency, Series 1999, Ref. VRD RB(d)	1.40%	01/01/2034	850	850,000
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2025	100	100,301
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB(a)(b)	5.00%	06/09/2025	60	60,021
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB(a)(b)	5.00%	06/09/2025	75	75,026
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB(a)(b)	5.00%	06/09/2025	70	70,025
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2025	150	151,133
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	185	185,739
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	110	110,399
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2032	300	301,044
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2035	430	431,386
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,003,063
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	100,547
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2025	15	15,143
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2025	530	531,781
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2027	5	5,016
New York (City of), NY, Series 2015 F-1, GO Bonds	5.00%	06/01/2036	650	650,772
New York (City of), NY, Series 2015 F-1, GO Bonds	3.75%	06/01/2037	75	69,354
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2025	200	200,672
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2025	180	180,605
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	505	506,697
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	325	326,092
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2025	445	446,495
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	150	150,504
New York (City of), NY, Series 2020 C, Ref. GO Bonds	5.00%	08/01/2025	55	55,185
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2025	500	501,680
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2025	15	15,076
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2025	105	105,353
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2025	190	190,638
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2025	170	170,571
New York (City of), NY, Subseries 2015 F, VRD GO Bonds(d)	1.40%	06/01/2044	650	650,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(d)	1.40%	08/01/2044	1,330	1,330,000

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency, Series 2015, Ref. RB(a)(b)	5.00%	06/15/2025	$80	$80,056
New York (City of), NY Industrial Development Agency, Series 2015, Ref. RB(a)(b)	5.00%	06/15/2025	380	380,264
New York (City of), NY Industrial Development Agency, Series 2015, Ref. RB(a)(b)	5.00%	06/15/2025	20	20,014
New York (City of), NY Industrial Development Agency, Series 2015, Ref. RB(a)(b)	5.00%	06/15/2025	5	5,003
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, VRD RB(d)	1.40%	06/15/2043	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2011 FF-2, VRD RB(d)	1.40%	06/15/2044	1,090	1,090,000
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA-6, VRD RB(d)	1.40%	06/15/2048	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, RB(a)(b)	5.00%	06/15/2025	455	455,317
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)(b)	5.00%	06/15/2025	90	90,063
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)(b)	5.00%	06/15/2025	20	20,014
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB(a)(b)	5.00%	06/15/2025	600	600,418
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB(a)(b)	5.00%	06/15/2025	170	170,118
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB(a)(b)	5.00%	06/15/2025	25	25,017
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB(a)(b)	5.00%	06/15/2025	15	15,010
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB(a)(b)	5.00%	06/15/2025	35	35,024
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	3.38%	06/15/2030	65	65,009
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	3.50%	06/15/2032	70	70,001
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	3.13%	06/15/2031	100	100,012
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2025	65	65,047
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB	5.00%	06/15/2027	425	429,232
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2025	100	100,073
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	175	176,743
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2025	410	410,297
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2027	20	20,199
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2027	2,030	2,050,216
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB(a)(b)	5.00%	08/01/2025	300	300,953
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB(a)(b)	5.00%	08/01/2025	175	175,556
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2025	40	40,343
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	201,280
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	300	300,611
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2032	25	25,030
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2033	35	35,037
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	55	55,052
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	25,013
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	1,200	1,200,333
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	200	200,043
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2028	610	610,710
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	355	355,062
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2030	5	5,007
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	500,411
New York (City of), NY Transitional Finance Authority, Series 2015, RB(a)(b)	5.00%	08/01/2025	200	200,635
New York (City of), NY Transitional Finance Authority, Series 2015, RB(a)(b)	5.00%	08/01/2025	150	150,477
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)	5.00%	07/15/2025	85	85,210
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2025	55	55,471
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	100,856
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(d)	1.40%	08/01/2042	2,500	2,500,000
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB(a)	5.00%	11/01/2025	5	5,042
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	65	65,557
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2025	55	55,471
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB(a)	5.00%	08/01/2025	120	120,381
New York (City of), NY Transitional Finance Authority, Series 2021 D-1, RB	5.00%	11/01/2025	345	347,955
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2025	70	70,600
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2025	305	307,612
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2025	25	25,212
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, RB.	5.00%	11/01/2025	385	388,297
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2029	75	75,427
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	180,885
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2033	300	301,302
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	150,528
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2037	5	5,013

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	$75	$75,172
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2025	65	65,151
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2032	1,000	1,000,951
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2033	285	285,248
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2030	245	246,179
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	200,876
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	602,335
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	175,591
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	40,062
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	03/15/2045	200	200,222
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	4.00%	09/15/2025	150	150,486
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	5.00%	09/15/2025	25	25,152
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,003,547
New York (State of) Dormitory Authority, Series 2015, Ref. RB	5.00%	07/01/2043	110	107,572
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	100,599
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGI)(c)	5.00%	10/01/2025	200	201,377
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2025	50	50,344
New York (State of) Dormitory Authority (Barnard College), Series 2015, Ref. RB(a)(b)	5.00%	07/01/2025	90	90,139
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	130	130,018
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2030	325	325,349
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	105	105,074
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(d)	1.75%	07/01/2039	430	430,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Subseries 2005 A-2, VRD RB, (LOC - Mizuho Bank Ltd.)(d)(e)	2.00%	05/01/2039	1,000	1,000,000
New York (State of) Housing Finance Agency, Series 2004, VRD RB, (LOC - Fannie Mae)(d)(e)	2.00%	11/15/2036	400	400,000
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(c)	5.00%	11/15/2025	10	10,099
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	355	355,238
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	85	85,884
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	487,879
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2034	100	100,541
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	326,414
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	49,476
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2037	625	627,390
New York City Housing Development Corp. (Green Bonds), Series 2023 B-2, VRD RB(d)	1.80%	05/01/2054	1,350	1,350,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2029	15	15,098
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2032	5	5,027
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	95,458
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	265	265,122
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	90	88,576
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2015 A, Ref. RB	5.00%	06/15/2040	275	275,292
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2025	85	85,061
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2025	75	75,054
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2025	120	120,087
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	20	20,118
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	10	10,059
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2030	95	95,433
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	150,554
New York State Urban Development Corp., Series 2015, Ref. RB(a)(b)	5.00%	09/15/2025	10	10,059
New York State Urban Development Corp., Series 2015, Ref. RB(a)(b)	5.00%	09/15/2025	40	40,237
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	100,741
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	4.00%	06/01/2031	155	155,090
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	407,534
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	500	500,063

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	$100	$100,871
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	705	710,980

				44,317,470

North Carolina-1.48%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	135	135,208
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB(d)	1.35%	01/15/2048	1,000	1,000,000
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	95	95,985
North Carolina (State of), Series 2013 B, Ref. GO Bonds	5.00%	06/01/2025	20	20,000
North Carolina (State of), Series 2014 A, Ref. GO Bonds	5.00%	06/01/2025	1,000	1,000,000
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2025	145	145,000
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2025	25	25,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	300	302,065
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2025	65	65,000
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2034	160	159,516
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	200	195,920
Raleigh (City of), NC Combined Enterprise System, Series 2015 A, Ref. RB	4.00%	12/01/2035	135	135,000
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2025	240	241,202

				3,519,896

Ohio-1.61%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	100,156
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2025	200	202,320
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	150,237
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	500,799
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	199,672
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2025	25	25,261
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	1,000	1,000,015
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2025	25	25,081
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2025	145	145,837
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	105	105,341
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2025	500	501,622
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2025	180	181,922
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	100	101,068
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2015, Ref. RB	5.00%	07/01/2041	440	440,032
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2025	5	5,052
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	140	141,383

				3,825,798

Oklahoma-0.21%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	75	75,113
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2025	65	65,000
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020, Ref. RB	5.00%	07/01/2025	130	130,192
Oklahoma (State of) Development Finance Authority, Series 2015 A, Ref. RB	4.00%	08/15/2038	55	49,947
Oklahoma County Independent School District No. 89, Series 2023 A, GO Bonds	3.00%	07/01/2025	80	79,995
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	100,000

				500,247

Oregon-0.43%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2025	5	5,003
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2025	250	250,165
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,010
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	504,647

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Facilities Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/12/2025	$100	$100,050
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2022 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2025	150	150,103

				1,019,978

Pennsylvania-4.09%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2025	100	100,794
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2025	295	295,506
Allegheny (County of), PA Sanitary Authority, Series 2015, Ref. RB	5.00%	12/01/2040	410	412,586
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center), Series 2016 A, Ref. RB(a)(b)	5.00%	11/15/2025	15	15,120
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	600,722
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	285,104
Delaware (County of), PA Authority (Villanova University), Series 2015, RB	4.00%	08/01/2040	90	86,777
Delaware (State of) River Port Authority, Series 2013, RB	5.00%	01/01/2040	55	55,025
Luzerne (County of), PA, Series 2015 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	11/15/2029	225	226,752
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	500,645
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	195,239
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	100,101
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	4.00%	03/15/2034	90	90,003
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	4.00%	03/15/2035	15	14,869
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2025	100	100,394
Pennsylvania (Commonwealth of), First Series 2015-1, GO Bonds	5.00%	03/15/2031	1,350	1,351,507
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	155	155,873
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2025	305	306,474
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2025	140	140,677
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2025	90	90,354
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2031	100	100,288
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2032	30	30,082
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	4.00%	08/15/2034	50	50,003
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	4.00%	08/15/2035	85	83,875
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	45,253
Pennsylvania (Commonwealth of), Series 2015 D, GO Bonds	4.00%	08/15/2033	45	45,011
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2025	200	201,310
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	105	105,121
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB(a)(b)	4.00%	06/01/2025	50	50,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB(a)(b)	5.00%	06/01/2025	5	5,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB(a)(b)	5.00%	06/01/2025	1,250	1,250,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB(a)(b)	5.00%	06/01/2025	65	65,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB(a)(b)	5.00%	06/01/2025	25	25,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	50,156
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB.	5.00%	12/01/2040	20	20,038
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2025	50	50,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2025	75	75,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	201,911
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2029	25	25,196
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2025	40	40,395
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2025	100	100,988
Pennsylvania State University (The), Series 2015 A, RB	5.00%	09/01/2040	500	501,327
Philadelphia (City of), PA, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2027	15	15,037
Philadelphia (City of), PA, Series 2015 B, GO Bonds	4.00%	08/01/2035	70	70,001
Philadelphia (City of), PA, Series 2016, Ref. RB.	5.00%	10/01/2025	115	115,715
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	40	40,120
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(d)	1.25%	07/01/2054	1,000	1,000,000
Reading School District, Series 2015 A, Ref. GO Bonds, (INS - AGI)(c)	4.13%	02/01/2036	85	85,009
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	150	150,395

				9,721,753

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-0.04%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2025	$90	$90,054

South Carolina-0.97%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2025	90	90,858
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2025	125	126,148
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	24,146
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/02/2025	100	100,000
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	860	857,555
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	350	350,332
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2028	5	5,006
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	150	150,041
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2025	600	603,951

				2,308,037

South Dakota-0.11%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	5.00%	11/01/2035	255	255,856

Tennessee-0.89%
Chattanooga (City of), TN, Series 2015 A, Ref. RB(a)(b)	5.00%	09/01/2025	130	130,443
Chattanooga (City of), TN, Series 2015 A, Ref. RB(a)(b)	5.00%	09/01/2025	400	401,282
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	4.50%	07/01/2025	85	85,102
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	5.00%	07/01/2025	40	40,064
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,008
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2025	55	55,089
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series 2008, VRD RB, (INS - AGI)(c)(d)	1.40%	06/01/2042	300	300,000
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	11/01/2025	10	10,087
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	85,717
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	11/01/2025	1,000	1,008,731

				2,121,523

Texas-7.35%
Alamo Regional Mobility Authority, Series 2016, RB(a)(b)	5.00%	06/15/2025	1,000	1,000,666
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2025	15	15,072
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	150,308
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	4.00%	06/15/2025	250	250,078
Board of Regents of the University of Texas System, Series 2016 C, RB	5.00%	08/15/2025	10	10,040
Board of Regents of the University of Texas System, Series 2016 C, Ref. RB	5.00%	08/15/2025	15	15,059
Board of Regents of the University of Texas System, Series 2016 D, RB.	5.00%	08/15/2025	20	20,079
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2025	350	351,385
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	300	300,472
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	500,786
Clint Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2025	70	70,260
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	100,037
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2025	5	5,035
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	1,000	1,000,987
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	155	156,562
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	1,500	1,515,115
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	176,763
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	10	10,101
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	25	25,252
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	176,763
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	200	202,015
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2035	90	90,111
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2036	50	50,051

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Ector County Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	$30	$30,113
Forney Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	30	30,078
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	80	80,488
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	155,859
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	381,550
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	131,092
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2025	215	215,811
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	5.00%	12/01/2045	95	94,189
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2027	15	15,084
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	55,073
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	201,841
Houston Higher Education Finance Corp. (KIPP, Inc.), Series 2015, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2040	25	23,749
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	4.00%	06/02/2025	10	10,000
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	4.00%	06/02/2025	45	45,000
Kerrville Health Facilities Development Corp. (Peterson Regional Medical Center), Series 2015, Ref. RB	5.00%	08/15/2035	25	24,998
Leander Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2025	555	557,003
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	210	210,344
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	175	175,633
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	15	15,044
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	310	310,879
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	200,805
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2031	10	10,037
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2032	145	145,515
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2035	135	135,372
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	145,197
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	100,255
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGI)(c)	5.00%	10/01/2032	215	215,184
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	150,195
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2024, Ref. VRD RB(d)	1.05%	11/15/2050	1,000	1,000,000
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	175	175,871
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	130,613
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	205	205,438
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2029	75	75,329
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2034	50	50,132
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2025	90	90,605
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2025	105	105,705
Texas (State of), Series 2020, VRD GO Bonds(d)	2.05%	12/01/2050	1,300	1,300,000
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	405	405,114
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	500	500,074
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	575,028
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2025	40	40,285
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,007,117
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	306,702
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	500,366
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	115,215
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	100,154
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2025	400	401,198

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2025	$150	$150,424
Ysleta Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2025	170	170,683

				17,465,438

Utah-0.69%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	320	320,543
Utah (State of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2025	85	85,144
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	305	305,100
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	40	40,013
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	45	45,015
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	60,041
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	80	80,055
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	130	130,089
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2025	30	30,021
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	30	30,020
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	115	115,079
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	30	30,021
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	125	125,086
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	250	250,171

				1,646,398

Vermont-0.03%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2040	55	55,051
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,006

				75,057

Virginia-1.18%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	75,262
Fairfax (County of), VA Economic Development Authority (Smithsonian Institution), Series 2003 A, VRD RB(d)	1.87%	12/01/2033	500	500,000
Hampton Roads Sanitation District, Series 2024 A, Ref. RB	5.00%	11/01/2025	25	25,217
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)(b)	5.00%	07/01/2025	500	500,807
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2025	40	39,974
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2025	120	120,595
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	30	30,139
Virginia (Commonwealth of) Public Building Authority, Series 2015 A, RB	4.00%	08/01/2033	1,000	1,000,381
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB.	5.00%	08/01/2025	65	65,211
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/01/2025	90	90,051
Virginia (Commonwealth of) Public School Authority, Series 2015, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2025	275	275,892
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2025	80	80,460

				2,803,989

Washington-3.55%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	1,000	1,004,238
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	125	125,530
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	20	20,085
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	125	126,039
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	135	136,123
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	75,624
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	160	161,330
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	80	80,665
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	1,015	1,023,441
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	5	5,041
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	145	146,206
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB(a)	5.00%	07/01/2025	255	255,369
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB(a)(b)	5.00%	07/01/2025	75	75,109

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB(a)(b)	5.00%	07/01/2025	$100	$100,145
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB(a)(b)	5.00%	07/01/2025	180	180,261
Energy Northwest (Columbia Generating Station), Series 2015 C, Ref. RB(a)(b)	5.00%	07/01/2025	500	500,725
Energy Northwest (No. 3), Series 2018, Ref. RB(a)	5.00%	07/01/2025	510	510,739
Energy Northwest (Project No. 3), Series 2017 A, Ref. RB(a)	5.00%	07/01/2025	5	5,007
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2025	90	90,133
King County School District No. 403 Renton, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	25,195
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	50	50,046
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	12/01/2028	40	40,003
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)(a)(b)	5.00%	12/01/2025	435	439,405
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)(a)(b)	5.00%	12/01/2025	210	212,126
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	35	35,272
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	60	60,569
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2025	160	160,498
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2037	15	15,039
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	20,052
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	25	25,247
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,079
University of Washington, Series 2015 B, Ref. RB(a)(b)	4.00%	06/01/2025	95	95,000
Washington (State of), Series 2015 A-1, GO Bonds(a)(b)	5.00%	08/01/2025	200	200,599
Washington (State of), Series 2015 A-1, GO Bonds(a)(b)	5.00%	08/01/2025	1,000	1,002,994
Washington (State of), Series 2015 A-1, GO Bonds(a)(b)	5.00%	08/01/2025	45	45,135
Washington (State of), Series 2015 A-1, GO Bonds(a)(b)	5.00%	08/01/2025	65	65,195
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	200	200,313
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	65	65,210
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	105	105,339
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2025	290	290,936
Washington (State of), Series R-2022D, Ref. GO Bonds	5.00%	07/01/2025	325	325,508
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2025	60	60,194
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	5.00%	07/01/2025	5	5,008
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	105,377
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	74,019
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB.	5.00%	08/15/2028	45	45,007
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB.	5.00%	08/15/2030	35	35,000

				8,436,175

West Virginia-0.06%
West Virginia (State of), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2025	75	75,000
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2025	60	60,267

				135,267

Wisconsin-0.82%
University of Wisconsin Hospitals & Clinics, Series 2018 B, Ref. VRD RB(d)	1.25%	04/01/2048	1,000	1,000,000
Waushara (County of), WI, Series 2022 A, RB	4.50%	06/01/2027	500	500,386
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2025	35	35,055
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2025	50	50,079
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2025	100	100,826

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance), Series 2012, RB	5.00%	06/01/2039	$140	$140,110
Wisconsin (State of) Public Finance Authority, Series 2023 D, VRD Ref. RB, (LOC - Truist Bank)(d)(e)	1.95%	10/01/2044	130	130,000

				1,956,456

TOTAL INVESTMENTS IN SECURITIES(f)-93.09% (Cost $221,651,654)				221,101,964

OTHER ASSETS LESS LIABILITIES-6.91%				16,400,874

NET ASSETS-100.00%				$237,502,838

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.25%
Alabama-0.48%
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	$225	$220,064
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	20,483
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	330	339,549
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	10	8,896
Auburn University, Series 2016 A, Ref. RB	5.00%	06/01/2038	40	40,604
Birmingham (City of), AL Special Care Facilities Financing Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2046	150	149,173
Homewood (City of), AL, Series 2016, Ref. GO Bonds(a)(b)	5.25%	09/01/2026	30	30,835
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2026	5	5,118
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	5.00%	02/01/2036	25	25,093
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016, RB	5.00%	02/01/2041	100	99,705
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	50	51,183
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	70	71,656
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2034	55	55,742
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2035	85	86,055
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	17,854
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	125,122

				1,347,132

Alaska-0.08%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	210	212,719

Arizona-1.06%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2026	220	226,121
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2029	15	15,276
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2032	35	35,587
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2033	500	507,698
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2034	20	20,291
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	102,086
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	132,991
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	20	19,539
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	30,313
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	30,668
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2031	120	120,355
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2032	575	576,107
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,060
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	80	81,815
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2032	15	15,221
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	30	30,420
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2035	95	96,190
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	70	71,566
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	5	5,113
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	10	10,184
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	50,903
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	70	71,227
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	20	20,331
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	110	111,729
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	25,372
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	101,190
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	85	86,928
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2026	5	5,118
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	70,840
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2026	110	111,320
University of Arizona Board of Regents (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	200,403

				2,987,962

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-17.97%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGI)(c)	4.00%	10/01/2037	$100	$97,820
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2026	20	20,701
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,017
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	70	71,287
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	5	5,139
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	110	113,067
California (State of), Series 2016, GO Bonds	5.00%	09/01/2028	80	81,953
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	25,592
California (State of), Series 2016, GO Bonds	4.00%	09/01/2031	75	75,346
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	5	5,001
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	95	95,011
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	165	166,642
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	3,788
California (State of), Series 2016, Ref. GO Bonds	3.25%	09/01/2028	60	60,118
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2028	50	50,443
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2028	200	204,882
California (State of), Series 2016, Ref. GO Bonds	5.00%	08/01/2029	35	35,776
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	716,568
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	35	35,828
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	200	204,585
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	20	20,459
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	440	442,033
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2031	225	229,992
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2032	80	80,009
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	430	439,116
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	183,816
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	55	54,844
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	65	64,815
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	105	107,097
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	775	769,839
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	20	19,867
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	5	5,094
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	45	45,849
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	535	529,983
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	45	44,578
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2035	25	25,438
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	80	78,972
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	65	64,164
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	10	10,157
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2037	35	34,304
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2037	60	60,845
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	275	282,144
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	175	179,546
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	300	309,525
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	90	91,994
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2030	5	5,031
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2031	25	25,110
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2031	5	5,104
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2032	5	5,010
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2032	85	86,687
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	155	157,917
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2034	100	99,405
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	508,835
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2036	50	49,404
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	101,481
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2037	5	5,067
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	50	48,700
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	1,260	1,297,560
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	2,015	2,053,052
California (State of), Series 2018, GO Bonds	5.25%	10/01/2039	25	25,272

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	$350	$352,039
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	215	218,384
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2026	500	509,317
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	80	82,385
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	100,027
California (State of), Series 2020, GO Bonds	5.00%	11/01/2026	15	15,476
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2026	30	30,539
California (State of), Series 2021, GO Bonds	5.00%	12/01/2031	15	15,265
California (State of), Series 2021, GO Bonds	5.00%	12/01/2032	20	20,337
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	10	10,149
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2026	5	5,084
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	400	413,303
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2026	65	67,064
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	20,373
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2026	435	447,130
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	290	297,534
California (State of), Subseries 2018, Ref. GO Bonds	5.00%	09/01/2031	85	86,886
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2032	50	50,006
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2033	50	49,858
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	120	122,742
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	55	56,181
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	280	285,269
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	51,299
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	20	20,683
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2026	50	51,887
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2030	70	72,009
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2031	75	77,026
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	50	51,887
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	50	51,887
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	5	5,171
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	92,888
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	20	20,605
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	75	75,051
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	130	130,056
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	175	181,605
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2026	95	98,585
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	20,379
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	555	503,734
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	45,372
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2031	55	56,008
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2032	5	5,085
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	96,502
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2031	10	10,183
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	130	132,199
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2033	60	60,948
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	190	190,390
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	285	288,868
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	515	515,344

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	$715	$693,683
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	146,484
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	115	112,659
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	97,269
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	25,835
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	41,345
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	59,825
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(a)(b)	4.00%	10/01/2026	80	81,484
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	195	199,760
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2026	5	5,102
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2027	115	117,173
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	162,897
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2029	85	86,437
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	96,528
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2031	60	60,920
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	56,786
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2026	5	5,162
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	199,245
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	189,016
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	35,059
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2026	1,265	1,296,249
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	25,755
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	71,810
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	219,687
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	56,192
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	70	71,430
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	60,317
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	55	55,019
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,151
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	25	25,709
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2026	5	5,151
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2026	5	5,133
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2026	500	516,033
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	200	196,287
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.38%	03/01/2044	295	273,837
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	4.00%	02/15/2026	20	20,149
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	150	134,403
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	30	29,327
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	25	24,268

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	$145	$148,060
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	100	101,806
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	65	66,150
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	105	106,811
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2030	30	30,504
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	35	35,565
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	125	126,918
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,072
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	65	64,877
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2035	20	19,914
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	55	55,685
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2037	140	137,917
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	75	72,913
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	600	605,908
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	70	63,050
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	450	454,229
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2026	30	30,986
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	20	20,334
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	35	35,584
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	125	128,509
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	10	10,281
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	105	107,947
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	65	66,825
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2033	25	25,012
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	245	245,078
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2035	70	70,010
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	75	73,676
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	175	175,352
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2026	30	30,546
Corona-Norco Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	50	50,007
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	20	20,296
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	75	76,110
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	30	30,444
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(c)	5.25%	02/01/2026	25	25,317
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	625	629,164
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	25	25,496
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	50	50,030
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	55	55,030
El Dorado Irrigation District, Series 2016 C, Ref. RB(a)(b)	5.00%	03/01/2026	5	5,088
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, Series 2016 B, GO Bonds	4.25%	10/01/2041	30	29,473
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	50	46,551
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(c)	3.50%	08/01/2037	45	41,646
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2039	50	48,013
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2042	60	55,880
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2034	10	10,152
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	80	80,305
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2032	45	45,488
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	251,947
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	25,150
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	226,587
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	30,215
Long Beach (City of), CA, Series 2025 A, Ref. RB	5.00%	05/15/2026	40	40,812
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2026	5	5,104
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	122,425
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	49,553
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,084,450
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,125
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	25	25,203
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,083

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2030	$40	$40,290
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2031	25	25,170
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2035	1,000	1,003,228
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	218,406
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	253,666
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	570	579,029
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2015 C, Ref. GO Bonds	5.00%	06/01/2026	20	20,458
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	200	203,396
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	90	91,449
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	60	60,908
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2033	1,000	1,014,212
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	35	35,469
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,128
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2037	15	15,167
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	25,580
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	51,258
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	51,258
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	535	546,882
Los Angeles (Port of), LA, Series 2019 B, Ref. RB	5.00%	08/01/2026	10	10,266
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	60	59,458
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2038	60	58,984
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	50	50,001
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2026	5	5,134
Los Angeles Community College District (Election of 2022), Series 2024 C, GO Bonds	5.00%	08/01/2026	40	41,072
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	260	260,326
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	180	183,832
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	384,032
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2026	680	696,379
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2026	200	205,697
Los Angeles Unified School District (Green Bonds), Series 2023, COP(a)	5.00%	10/01/2026	300	308,665
Metropolitan Water District of Southern California, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	15	15,203
Metropolitan Water District of Southern California, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	35	35,473
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	153,661
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	150	154,531
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	100,761
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	105	106,818
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2026	65	66,790
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2028	95	97,456
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	420	430,214
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	245	250,787
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2031	100	102,306
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2032	60	61,300
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2033	35	34,615
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2034	380	374,885
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	165	162,089
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2036	65	63,524
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2037	250	243,204
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2044	125	116,332
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(c)	4.00%	08/01/2042	200	183,948
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	5	5,106
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	45,931
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	17,754
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	174,539
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	90,521
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,003
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2028	210	215,176
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2029	30	30,720
Pittsburg Unified School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	35	33,013
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2032	400	406,327
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	25,369

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2034	$180	$182,462
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2035	875	886,105
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2037	15	14,879
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2038	140	136,852
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	220	221,098
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	125	114,283
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2026	5	5,135
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2043	150	151,140
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2026	5	5,133
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	25	25,666
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	105	105,224
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	200	200,426
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	125	128,892
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB(a)(b)	5.00%	11/15/2025	75	75,745
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	120,099
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2029	10	10,204
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	145	147,752
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2034	5	5,089
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2035	100	101,699
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2036	100	101,633
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2037	10	10,157
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	880	895,650
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2034	30	30,430
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	65	65,888
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	180	181,064
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, Ref. RB	5.00%	05/15/2033	30	30,549
San Diego (County of), CA Regional Transportation Commission, Series 2016 B, Ref. RB	5.00%	08/01/2035	70	70,989
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	165	167,619
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	40	40,635
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	55	55,873
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	195	200,315
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	95	97,589
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	5	5,136
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	145	148,952
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	102,832
San Diego Unified School District, Series 2016 R-5, GO Bonds	5.00%	07/01/2026	50	51,242
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	4.00%	07/01/2029	95	96,124
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	475	485,879
San Diego Unified School District (Election of 1998), Series 2005 C-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2026	35	36,047
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2026	5	5,150
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2026	5	5,096
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 A, Ref. RB	5.00%	05/01/2026	10	10,192
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	100,288
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	40	40,766
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	35	36,151
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	280	288,220
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	435	435,030
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2026	105	108,452
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2026	5	5,166
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	150,601
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	151,321
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	110	112,934

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	$80	$80,628
San Jose Unified School District (Election of 2016), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	50	51,386
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	285	294,477
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	165	149,466
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	102,340
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2026	500	509,607
Santa Clara Valley Water District, Series 2023, COP	4.00%	06/01/2026	65	65,799
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	489,859
Sonoma (County of), CA Junior College District (Election of 2014), Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,077
Stockton Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2031	20	20,248
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	20	18,735
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGI)(c)	3.38%	08/01/2040	80	68,314
Tahoe-Truckee Unified School District, Series 2016 B, GO Bonds	5.00%	08/01/2039	30	30,537
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2030	5	5,084
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	132,172
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	25,177
University of California, Series 2016, Ref. RB	5.00%	05/15/2038	10	10,121
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	200	204,137
University of California, Series 2024 BX, RB	5.00%	05/15/2026	1,000	1,020,686
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	121,700
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2036	70	69,570
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	195	179,187
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2051	300	301,785
Victor Valley Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	19,389
Victor Valley Union High School District (Election of 2008), Series 2009 A, GO Bonds, (INS - AGI)(c)	5.75%	08/01/2031	450	463,381
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	101,065

				50,624,853

Colorado-1.90%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	200	204,844
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2031	85	86,996
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	200	204,491
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	5	5,161
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	105	107,769
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2029	100	102,576
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	185	189,655
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	4.00%	12/15/2031	50	50,434
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2032	60	61,347
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds	5.25%	12/01/2040	25	25,513
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	30	30,967
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	70	71,737
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	155	158,847
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	25	25,621
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2026	25	25,751
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	540	556,213
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2026	60	61,157
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	96,134
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	190	191,153
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	55	56,514
Colorado (State of) Regional Transportation District, Series 2015, COP(a)(b)	5.00%	06/01/2025	160	160,000
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 A, RB	5.00%	11/01/2040	25	25,195
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	30	30,937
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	56,333
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	127,844
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,215
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	60	60,456
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,207
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2048	700	703,744
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	10	10,254
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2026	15	15,436
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	217,511

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	$90	$90,468
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2026	30	30,971
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2028	30	30,736
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2029	65	66,507
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	107,373
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	555	566,730
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	5	5,074
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	91,259
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2026	40	41,353
E-470 Public Highway Authority, Series 2020 B, Ref. RB	5.00%	09/01/2026	25	25,623
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2034	10	10,192
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	110	112,003
El Paso (County of), CO School District No. 20, Series 2017, GO Bonds	4.00%	12/15/2040	40	38,723
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	41,347
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	4.00%	12/15/2026	50	50,754
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	105	107,293
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2026	20	20,661
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	56,156
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	101,904

				5,351,139

Connecticut-1.71%
Connecticut (State of), Series 2015 A, GO Bonds(a)(b)	5.00%	08/01/2025	10	10,032
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	845	852,899
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2029	5	5,073
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2035	15	14,916
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2036	15	14,767
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2026	5	5,095
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	195	200,405
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	295	302,308
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	200	205,697
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	102,082
Connecticut (State of), Series 2018 C, Ref. RB	5.00%	10/01/2026	5	5,142
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	205	210,323
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	45	45,777
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2026	85	86,165
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	161,916
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	510	523,244
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	85	87,470
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2026	490	504,236
Connecticut (State of) (Green Bonds), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	204,771
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2026	10	10,103
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2026	10	10,225
Connecticut (State of) (Green Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2026	25	25,366
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	180	184,796
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	155	158,509
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	575	587,524
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2032	5	5,097
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB, (INS - BAM)(c)	5.00%	09/01/2031	15	15,339
Connecticut (State of) (Transportation Infrastructure), Series 2016, RB	5.00%	09/01/2028	45	46,126
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2026	5	5,117
Connecticut (State of) Health & Educational Facilities Authority, Series 2024, Ref. RB	5.00%	07/01/2026	5	5,107
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2041	5	5,008
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	195	193,090
Metropolitan District (The), Series 2016 C, GO Bonds, (INS - AGI)(c)	4.00%	11/01/2034	35	35,108

				4,828,833

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-0.11%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2026	$11	$11,134
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	285	291,773

				302,907

District of Columbia-1.35%
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2035	20	19,845
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2036	400	392,855
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	35	35,116
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2028	135	138,868
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	645	655,239
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,075
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2026	5	5,106
District of Columbia, Series 2016, GO Bonds	5.00%	06/01/2033	25	25,318
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2026	435	447,768
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2026	375	385,930
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	56,603
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2026	80	82,637
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2026	15	15,318
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2026	55	56,772
District of Columbia (Children’s Hospital Obligated Group), Series 2015, Ref. RB	5.00%	07/15/2040	25	25,018
District of Columbia (Friendship Public Charter School, Inc.), Series 2016, Ref. RB	5.00%	06/01/2041	5	4,876
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2029	155	157,483
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	55	55,827
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	65	65,688
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2026	25	25,729
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009, RB(a)(b)	6.50%	10/01/2026	600	627,632
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	102,518
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2026	200	204,473
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2026	60	61,391
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2026	125	127,898

				3,790,983

Florida-3.76%
Broward (County of), FL School Board, Series 2015 A, Ref. COP(a)(b)	5.00%	07/09/2025	125	125,231
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2026	500	510,163
Central Florida Expressway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	5	5,110
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	35	35,189
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	500	505,689
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	250	252,845
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	290	296,361
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	20	20,439
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	115	117,141
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	20	20,119
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	65	65,350
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2038	20	19,615
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2039	140	134,081
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2026	375	383,709
Duval County (County of), FL School Board, Series 2016, Ref. COP	4.00%	07/01/2034	5	5,002
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	20,471
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2026	180	184,219
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	195	199,215
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds(a)(b)	5.00%	06/01/2025	50	50,000
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	102,301
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	144,032
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	105	107,824
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	100	102,137
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	60	61,258
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2030	10	10,205
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2031	205	209,085
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	501,084

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2026	$30	$30,815
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2026	45	46,312
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2028	35	35,375
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2029	130	131,325
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2031	30	30,280
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 A, Ref. COP	5.00%	05/01/2032	105	106,271
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 C, Ref. COP	5.00%	02/01/2032	90	90,805
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,157
Miami-Dade (County of), FL, Series 2015, GO Bonds	5.00%	07/01/2041	500	505,366
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	100,663
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	80	81,573
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	115	117,138
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	90	91,558
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	55	55,888
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	135	137,078
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2034	140	142,141
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2035	60	60,905
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	115	116,734
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	20	20,293
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	200,595
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2028	5	5,090
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	55	55,909
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2031	50	50,788
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	510	520,430
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2035	305	309,685
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	126,860
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	10,013
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	195,161
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2033	5	5,055
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2034	150	151,376
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	235	236,532
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	65	65,328
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2037	45	45,124
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	10	9,962
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2026	35	35,928
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	3.38%	08/01/2026	35	35,190
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	510	522,362
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	10	10,242
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	51,131
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2026	25	25,699
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2026	45	46,028
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	160	163,599
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	601,589
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2032	5	5,011
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,004
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	203,156
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	75	75,228
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,164
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	50	50,755
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	255	258,580
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2029	10	10,129
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	30	30,293
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2033	65	65,598

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	$100	$100,781
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2036	70	70,513
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2016, Ref. RB	5.00%	07/01/2037	25	25,078
Tampa Bay (City of), FL Water, Series 2016 A, Ref. RB	5.00%	10/01/2037	25	25,571
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	51,457
Volusia (County of), FL School Board, Series 2016 A, Ref. COP, (INS - BAM)(c)	5.00%	08/01/2032	5	5,039

				10,585,585

Georgia-1.62%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(c)	5.75%	11/01/2026	55	57,252
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	219,855
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	100,087
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2026	65	67,079
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGI)(c)	5.25%	10/01/2032	400	408,458
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	100,087
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	125	129,120
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2026	50	51,177
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	570	577,985
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2026	15	15,353
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2026	325	332,653
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	60	61,524
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	204,710
Georgia (State of) (Bidding Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2026	45	46,060
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2026	30	30,389
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2026	105	107,473
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	100,154
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2030	30	30,385
Georgia (State of) Municipal Electric Authority, Series 2016 S, Ref. RB	5.00%	01/01/2028	10	10,215
Georgia (State of) Municipal Electric Authority, Series 2024, Ref. RB	5.00%	01/01/2026	50	50,507
Georgia (State of) Municipal Electric Authority (Project One), Series 2016 A, Ref. RB	5.00%	01/01/2028	185	188,977
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	120	122,486
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	40	41,132
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	50	50,644
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	10	10,129
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	20	20,258
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	120	123,062
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	173,617
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	175	179,064
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2028	35	35,766
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2029	30	30,636
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	90	92,023
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	105	107,360
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	15	15,337
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	70	71,573
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	80	80,344
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	210	206,308
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	100,854
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2026	25	25,719
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	4.00%	05/01/2026	20	20,215
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	130	132,561
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	35	35,690

				4,564,278

Hawaii-1.00%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	65,409
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2026	195	196,852
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	115	115,835
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	5	5,146
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2028	235	239,878
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	76,941
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2029	65	66,597

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	$120	$122,790
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	190	194,043
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2032	20	20,061
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2034	35	35,024
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	87,477
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2028	155	159,012
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2029	20	20,491
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	431,823
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	150	154,372
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2026	45	45,542
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	10	10,131
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2036	5	5,061
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	590	605,500
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	45	45,699
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	60,932
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2026	55	55,883

				2,820,499

Idaho-0.05%
Idaho (State of) Housing & Finance Association, Series 2015, Ref. RB	5.00%	07/15/2026	60	61,464
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2026	40	40,817
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2026	30	30,613

				132,894

Illinois-5.63%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2028	60	61,140
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2029	40	40,720
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	415	422,083
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2026	30	30,763
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	99,025
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2034	15	15,087
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	300	300,393
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	20	20,206
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	80,653
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	60	60,474
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	60,453
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2032	80	80,548
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2033	25	25,159
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	240	241,395
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	140	140,648
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	285	286,134
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	125	125,400
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2026	40	40,413
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2026	100	101,032
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	1,075	1,109,792
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	260	266,221
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2030	95	97,105
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	40	40,845
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2028	65	66,613
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	249,035
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2026	5	5,058
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	75	72,476
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	138,670
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	40,910
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	100	102,132
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	345	351,912
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	680	692,656
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2034	30	30,444
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2035	360	365,069
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2026	30	30,815

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	$170	$172,435
Illinois (State of), Series 2016 C, Ref. RB	4.00%	06/15/2029	35	35,064
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(c)	4.00%	06/15/2028	120	120,403
Illinois (State of), Series 2016 D, Ref. RB	5.00%	06/15/2028	10	10,137
Illinois (State of), Series 2016 D, Ref. RB	4.00%	06/15/2030	40	40,052
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2026	20	20,202
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2026	10	10,173
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2028	75	76,456
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2029	5	4,897
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2029	45	45,811
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2030	15	15,258
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	140	139,064
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	210	209,198
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2032	100	100,641
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	115	116,696
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	573,450
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2033	750	733,163
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	60	60,770
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2034	145	140,542
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	515	520,590
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2035	130	130,575
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	100	95,888
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	200	192,856
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2036	215	216,680
Illinois (State of), Series 2016, GO Bonds	4.50%	11/01/2039	10	9,547
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(c)	4.00%	01/01/2039	30	28,008
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2026	120	121,382
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2026	5	5,125
Illinois (State of), Series 2017 D, GO Bonds	3.25%	11/01/2026	80	79,752
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	510	522,469
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	145	148,258
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2026	75	76,781
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2026	50	51,123
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2026	25	25,507
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2026	5	5,065
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	185	189,904
Illinois (State of), Series 2021 B, GO Bonds	5.00%	03/01/2026	5	5,065
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2026	5	5,065
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2026	20	20,259
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2026	65	66,208
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2026	25	25,396
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2026	10	10,115
Illinois (State of) Educational Facilities Authority, Series 2002, RB	4.00%	11/01/2036	80	79,295
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	160	161,868
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	217,826
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2016 A, Ref. RB	5.00%	02/15/2045	500	494,286
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB(a)	4.00%	07/01/2026	135	135,755
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2040	105	105,001
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2046	180	177,822
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	4.00%	07/01/2026	5	5,054
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,749
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	15	15,321
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2026	5	5,106
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2026	20	20,182
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	4.00%	12/15/2026	25	25,254
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	75	76,565
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	260	261,491
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2037	10	10,047

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	$1,120	$1,122,400
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	175	175,136
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	170	171,312
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	285	287,084
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	275	275,792
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	161,966
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	420	425,161
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	75,777
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(c)	5.00%	12/01/2046	140	142,406
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	35,345
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	35	35,345
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2026	15	15,062
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health), Series 2016 D, Ref. RB(a)(b)	4.00%	02/15/2026	55	55,397

				15,872,314

Indiana-1.19%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2031	90	91,545
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	254,127
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	555	563,550
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	40	40,957
Indiana (State of) Finance Authority, Series 2016, Ref. RB	5.00%	09/01/2036	45	45,552
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2026	35	35,965
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB(a)(b)	4.00%	09/01/2026	165	167,186
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2026	500	506,839
Indiana (State of) Finance Authority (Green Bonds), Series 2016, Ref. RB	5.00%	02/01/2029	15	15,342
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2033	15	15,172
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2034	35	35,369
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2035	260	262,548
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2037	15	15,128
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	01/01/2042	65	60,627
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	618,052
Indiana (State of) Municipal Power Agency, Series 2016 C, Ref. RB	5.00%	01/01/2039	50	50,395
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	25,417
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	560,307

				3,364,078

Iowa-0.17%
Iowa (State of), Series 2016 A, Ref. RB	4.00%	06/01/2026	35	35,349
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2028	55	56,025
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	70	71,794
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	185	188,992
Xenia (City of), IA Rural Water District, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	85	87,675
Xenia (City of), IA Rural Water District, Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	30	30,944

				470,779

Kansas-0.34%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	148,683
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2030	20	20,156
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	125	125,786
Kansas (State of) Department of Transportation, Series 2015 B, RB(a)(b)	5.00%	09/01/2025	40	40,183
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2026	95	97,437
Sedgwick County Unified School District No. 260 Derby, Series 2018 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2026	20	20,556
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.00%	09/01/2026	25	25,316
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.13%	09/01/2026	25	25,354

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.25%	09/01/2026	$55	$56,530
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	380	391,726

				951,727

Kentucky-0.71%
Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund), Series 2024, Ref. RB	5.00%	09/01/2026	175	179,272
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	430	441,238
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2028	80	81,868
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2026	100	102,614
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2028	70	71,167
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	245	250,664
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	80	81,407
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	375	381,064
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	125	126,856
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	120	121,599
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	125	126,449
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	45	45,057

				2,009,255

Louisiana-0.48%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	235	240,832
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	66,393
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	250	256,661
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2026	20	20,442
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2035	160	160,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2036	320	316,932
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	75	72,711
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2051	10	9,638
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	152,915
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	50	50,561

				1,347,085

Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2026	50	51,270

Maryland-1.67%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	45,670
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	35	35,877
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	200	202,737
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2026	10	10,165
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	80	82,004
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	66,628
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	101,655
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	107,630
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	153,758
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2026	180	184,509
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	35	35,034
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,543,720
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2026	60	61,978
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	169,809
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	256,757
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2029	10	10,258
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	05/01/2026	615	626,611

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	05/01/2026	$290	$295,475
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	35,817
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	370	380,637
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	160	164,900
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2026	40	41,301
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	71,709
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	19,993

				4,704,632

Massachusetts-4.02%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	165	168,885
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	10	10,235
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2028	160	163,587
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	20	20,422
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	55	56,041
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	50,877
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	70	71,506
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	85	87,002
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	290	295,490
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	300	300,860
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	200	203,309
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	80	81,243
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	101,219
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	135	136,265
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	152,671
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,042
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,077
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	289,202
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2037	20	19,848
Massachusetts (Commonwealth of), Series 2016 G, Ref. GO Bonds	4.00%	09/01/2033	5	5,015
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	140	144,614
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2028	15	15,458
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,144
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2030	25	25,682
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2031	45	46,153
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2033	5	5,111
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	515	525,699
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	70	71,293
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2036	20	20,322
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	115	116,627
Massachusetts (Commonwealth of), Series 2016 J, Ref. GO Bonds	5.00%	12/01/2038	30	30,370
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	51,457
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	25,589
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	240	247,451
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	20,471
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	128,408
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2026	115	116,400
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	203,958
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2026	5	5,007
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2026	75	76,484
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2026	5	5,155
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	30	30,118
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	125	127,944
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, Ref. RB	5.25%	07/01/2026	5	5,124
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB(a)	5.00%	08/01/2026	20	20,496
Massachusetts (Commonwealth of) Development Finance Agency, Series 2016, Ref. RB	5.00%	07/01/2046	500	481,687
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, RB	5.00%	07/01/2047	25	23,575
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	755	758,947

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	$250	$250,433
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	219,724
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	5	5,023
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,147
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,500	1,479,919
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	180	167,055
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2026	100	102,063
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2029	20	20,093
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	510	516,847
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2034	10	10,127
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2036	75	72,967
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	305	312,709
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2028	15	15,295
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2029	25	25,473
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	254,405
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	4.00%	07/01/2032	10	10,032
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	200,906
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	50	49,480
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2026	25	25,564
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	70	68,397
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2035	50	50,772
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2036	45	45,623
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	40,066
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2033	20	20,387
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2034	420	427,119
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	253,758
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	70,893
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2026	65	65,829
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	160	164,157
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	155	159,027
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,130
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	495	507,859
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,130
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,130

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	$15	$15,390
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	35	35,909
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2028	10	10,252
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2030	20	20,462

				11,318,092

Michigan-2.96%
Great Lakes Water Authority, Series 2016 A, RB	5.00%	07/01/2046	30	30,048
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	20	20,013
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	400	407,090
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2031	150	152,547
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	25	25,379
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2028	20	20,396
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2029	25	25,468
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	188,279
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2031	35	35,527
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2031	160	162,614
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2032	90	91,386
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.25%	07/01/2033	150	152,522
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2035	160	162,102
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2036	225	227,216
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	507,796
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2031	20	20,301
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	30	30,296
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	170	173,601
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	110	112,472
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	5	5,112
Livonia Public Schools, Series 2016, GO Bonds, (INS - AGI)(c)	5.00%	05/01/2045	45	45,480
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	55	56,088
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2028	45	45,415
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	60	60,507
Michigan (State of), Series 2023, RB	5.00%	11/15/2026	5	5,160
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	185	188,033
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2030	160	163,774
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2031	175	178,885
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2032	115	117,475
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2033	40	40,762
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2034	500	508,852
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2035	135	137,313
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	300	301,969
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	150,464
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	400	401,042
Michigan (State of) Finance Authority (Bronson Healthcare Group), Series 2020 A, Ref. RB	5.00%	05/15/2036	80	80,584
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	515	530,079
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2029	140	143,957
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016, Ref. RB	5.00%	10/01/2028	235	241,517
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2028	20	20,426
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2029	70	71,379
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2030	35	35,642
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2031	5	5,084
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2032	140	142,124
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2034	80	80,951
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	502,838
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	110	110,098
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI, Ref. RB	5.00%	12/01/2033	220	222,659
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	15	14,853
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2026	230	236,897

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB(a)(b)	5.00%	11/15/2026	$45	$46,047
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2026	105	108,149
Oakland University Board of Trustees, Series 2016, RB	5.00%	03/01/2047	150	141,451
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGI)(c)	4.00%	05/01/2039	230	223,178
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	135	137,292
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	76,273
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	55	55,934
University of Michigan, Series 2015, Ref. RB	5.00%	04/01/2031	70	71,225
University of Michigan, Series 2015, Ref. RB	4.00%	04/01/2034	5	5,008
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	85	86,485

				8,341,514

Minnesota-0.84%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2026	25	25,831
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	25,306
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2026	45	46,127
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	500	514,375
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	87,444
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2026	70	71,754
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2026	25	25,626
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2026	25	25,672
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	101,567
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2026	20	20,501
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2026	20	20,501
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2035	5	5,055
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2036	1,250	1,263,667
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	85,012
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	50,195

				2,368,633

Mississippi-0.42%
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	80	82,577
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	51,611
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	56,772
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	56,772
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	20	20,644
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	51,611
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	35	36,128
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	140	144,248
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	100	103,034
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	30	30,910
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	150	154,551
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	97,616
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	195,169
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2046	100	95,581

				1,177,224

Missouri-0.75%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2026	50	51,482
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2028	190	191,526
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	130	130,764
Kansas City (City of), MO, Series 2022 A, Ref. GO Bonds	5.00%	02/01/2026	110	111,403
Metropolitan St. Louis Sewer District, Series 2016 C, RB(a)	4.00%	05/01/2041	15	15,102
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	40,799
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	56,632
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,023
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2026	5	5,089

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	$25	$25,423
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	75	76,055
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	75	75,973
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	55,660
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	55	55,007
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2034	30	30,250
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	80	72,367
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	300	305,964
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	135	139,210
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2023, RB	5.00%	05/01/2026	245	249,871
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point), Series 2015 A, Ref. RB	3.75%	01/01/2036	145	140,333
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	80	80,016
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	110	108,684
St. Louis (City of), MO, Series 2007 A, Ref. RB, (INS - AGI)(c)	5.25%	07/01/2026	20	20,494
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	20	20,272
St. Louis Land Clearance for Redevelopment Authority, Series 2017, RB	5.00%	06/01/2040	30	29,361

				2,102,760

Nebraska-0.16%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2026	40	40,558
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2028	85	86,085
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2041	20	20,129
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	5.00%	01/01/2032	85	86,500
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	222,393

				455,665

Nevada-1.11%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	305	314,254
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2028	35	35,813
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2031	90	90,665
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	20	20,090
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2034	40	40,068
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2026	10	10,222
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015 C, Ref. RB	5.00%	07/01/2026	50	51,108
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	55	56,218
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2026	25	25,554
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	250,166
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,254
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2026	85	86,708
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	96,909
Clark County School District No. 114 Evergreen, Series 2019 A, Ref. RB	5.00%	07/01/2026	20	20,443
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2033	500	506,859
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2035	10	10,119
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2036	175	176,818
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2037	75	75,691
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	295	297,461
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	175	176,001
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	110	110,321
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2026	50	51,086
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	90	91,855
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	80	81,247
Truckee Meadows Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	40	40,920

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2031	$240	$244,053
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2032	130	132,098

				3,118,001

New Hampshire-0.12%
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	30	29,884
New Hampshire Municipal Bond Bank, Series 2016 D, Ref. RB	4.00%	08/15/2039	315	304,956

				334,840

New Jersey-3.91%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	135	138,034
Hudson County Improvement Authority (Hudson County Vocational - Technical Schools), Series 2016, RB	5.00%	05/01/2041	20	20,061
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	375	382,733
New Jersey (State of) Economic Development Authority, Series 2004, RB, (INS - NATL)(c)	5.25%	07/01/2026	35	35,642
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.25%	06/15/2026	80	80,024
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	345	356,393
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	275	284,082
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	4.75%	12/15/2026	110	113,222
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	465	483,828
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	255	265,325
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	55	57,227
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	415	426,485
New Jersey (State of) Economic Development Authority, Series 2023 RRR, Ref. RB	5.00%	03/01/2026	665	674,384
New Jersey (State of) Economic Development Authority, Series 2024, Ref. RB	5.00%	06/15/2026	45	45,904
New Jersey (State of) Educational Facilities Authority, Series 2016 B, RB	5.00%	09/01/2036	10	10,111
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	147,153
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2026	1,000	1,016,272
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2032	190	190,546
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	5.00%	07/01/2033	65	65,929
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2036	200	200,175
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	100,578
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	75	76,331
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	170	172,904
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	70	71,144
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	277,709
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2035	645	646,031
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2041	35	34,877
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	580	590,275
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2029	115	116,874
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2030	300	304,508
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	460	462,137
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2026	165	169,979
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	45	45,797
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2029	20	20,326
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	385	390,786
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	290	293,859
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	610	628,408
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	170	173,417
New Jersey (State of) Turnpike Authority, Series 2005 D-3, RB, (INS - AGI)(c)	5.25%	01/01/2026	220	223,081

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2005 D-4, RB, (INS - AGI)(c)	5.25%	01/01/2026	$895	$907,535
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2033	30	30,261
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	241,985
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2035	15	15,115
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGI)(c)	5.00%	12/01/2038	35	35,264

				11,022,711

New Mexico-0.29%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	243,815
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2026	120	122,585
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2026	165	168,554
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 A, RB	5.00%	07/01/2026	220	225,109
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2026	30	30,697
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2026	30	30,697

				821,457

New York-15.94%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,040
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2026	20	20,652
Build NYC Resource Corp. (Chapin School), Series 2016, RB	4.00%	11/01/2026	35	35,546
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	167,351
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	100	95,360
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,090
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	20,532
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	125	126,853
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2030	10	10,210
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2031	5	5,103
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	162,488
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	500	501,054
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGI)(c)	5.25%	11/15/2026	525	540,895
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	85	86,440
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2026	5	5,157
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2028	5	5,136
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	100	102,640
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2030	5	5,128
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2031	10	10,237
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2033	75	76,532
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	15	15,281
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	80	81,322
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2033	100	101,764
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2034	155	154,173
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	15,235
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	75	76,031
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2036	10	9,742
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	756,663
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2028	85	87,082
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	20	20,460
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	425	434,503
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2032	10	10,020
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	205	205,084
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2034	105	104,440
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2046	10	9,883
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	164,143
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2026	500	512,946
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2026	10	10,314
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	390	400,098
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2026	230	235,955
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2026	25	25,647
Metropolitan Transportation Authority (Green Bonds), Series 2020, Ref. RB	4.00%	11/15/2026	80	80,933

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2028	$30	$30,709
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2029	10	10,229
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,010	1,021,709
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	225	225,681
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2051	100	98,614
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	250	247,402
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2026	500	516,549
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB(a)(b)	5.00%	06/09/2025	65	65,023
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	85	86,354
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,089
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	100,440
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2026	115	118,790
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2026	20	20,368
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	295	302,321
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	45	45,125
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	46,183
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2030	35	35,868
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2031	10	10,233
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2033	510	520,405
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2036	5	4,886
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2037	270	273,932
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	215	216,886
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	379,274
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	100	101,230
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	65,782
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	55,636
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2030	25	25,273
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	30	30,308
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2033	175	176,564
New York (City of), NY, Series 2016 C, Ref. GO Bonds	4.00%	08/01/2035	10	9,873
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	130	133,226
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	25,527
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	51,014
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2030	5	5,096
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	35	35,029
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	10	10,248
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	2,000	2,049,637
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	80	81,985
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	100	102,482
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	152,329
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,248
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2026	50	51,241
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	635	638,255
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	30	30,574
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	90	91,618
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	80,133
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2033	15	15,235
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2034	130	129,998
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	545	538,103
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	504,993
New York (City of), NY, Subseries 2018 A-1, GO Bonds	4.00%	08/01/2036	75	73,580
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2026	5	5,142
New York (City of), NY Municipal Water Finance Authority, Series 2016 A, Ref. RB	4.50%	06/15/2032	105	106,167
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	5	5,007
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	1,050	1,055,280
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	405,669
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	270	278,596
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	215	219,986
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	110	113,502

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 B, Ref. RB	5.25%	06/15/2037	$95	$97,599
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 B, Ref. RB	4.00%	06/15/2038	175	172,431
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	420	429,616
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	475	484,447
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	90	90,637
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2037	140	140,191
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2026	245	247,006
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2026	60	60,156
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	35,142
New York (City of), NY Transitional Finance Authority, Series 2016 S, RB	5.00%	07/15/2033	35	35,331
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2027	25	25,295
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,112
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2029	20	20,211
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	60	60,608
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	100,909
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2036	105	103,891
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	610	611,784
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	45	45,209
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2032	20	20,240
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2034	135	136,452
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	100,995
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2036	65	64,457
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	60	61,795
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2026	65	66,945
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	465	478,913
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	510	525,259
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	30	30,406
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	254,379
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	655	666,022
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	202,908
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2034	1,205	1,221,558
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2036	105	106,216
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2038	25	25,218
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, Ref. RB	5.00%	08/01/2032	20	20,307
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, Ref. RB	4.00%	08/01/2037	40	39,151
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	247,351
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	353,244
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	185	186,338
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	4.00%	02/01/2036	265	263,441
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	565	568,349
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	55	55,272
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	250,993
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2040	15	15,044
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	136,296
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2033	50	50,081
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2034	500	500,360
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2036	545	541,793
New York (City of), NY Transitional Finance Authority, Subseries 2017 C-1, Ref. GO Bonds	5.00%	07/15/2026	20	20,484
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2026	20	20,484
New York (City of), NY Transitional Finance Authority, Subseries 2020 D-1, RB	5.00%	11/01/2026	5	5,150
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2026	25	25,748
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2026	15	15,449
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	225	228,400
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	445	450,767
New York (City of), NY Trust for Cultural Resources (The), Series 2016-1E, Ref. RB	4.00%	04/01/2030	110	111,530
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	30	30,900

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Trust for Cultural Resources (The) (The Museum of Modern Art), Series 2016 1E, Ref. RB	4.00%	04/01/2028	$45	$45,732
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,114
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	50	51,377
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2028	70	71,536
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2028	45	45,933
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	55	56,082
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2030	30	30,558
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	115	117,174
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	91,481
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	40,639
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	505	514,034
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2034	345	350,311
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	50	50,857
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	180	182,580
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2035	35	35,518
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2035	80	81,290
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2035	180	182,408
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	70	70,995
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2036	25	25,378
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2037	20	20,256
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2038	210	212,318
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	35	35,325
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	211,263
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	835	839,729
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2026	35	35,460
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	50	51,377
New York (State of) Dormitory Authority, Series 2016, Ref. RB	4.00%	07/01/2040	565	538,148
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2026	105	106,637
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,238
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	35	35,460
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	20	20,312
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	140	141,893
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	61,574
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	15	15,347
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2029	10	10,218
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	170	173,484
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2031	420	428,058
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2032	45	45,805
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2033	120	122,036
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	60	61,028
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	245	249,043
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	70	71,111
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	35,615
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	128,280
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2026	5	5,089
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	15,264
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,088
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	455	464,061
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	320	330,092
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	25	25,077
New York (State of) Dormitory Authority (General Purpose), Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	70	71,928
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	272,821
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	90	91,577
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	745	756,470
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	155	156,975
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	155	156,729
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	20,456
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(c)	5.00%	11/15/2026	70	72,347
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2033	15	15,105

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2035	$15	$15,091
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2036	20	20,116
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2041	55	55,155
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,265	1,266,614
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	200	200,085
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	270	268,627
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	06/15/2028	20	20,443
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2028	50	51,092
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	100	101,845
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2033	15	15,261
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	430	437,711
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2030	15	15,306
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2033	170	172,962
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	205	208,676
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2035	220	223,833
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2016, RB	4.00%	05/01/2031	5	5,019
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2016, RB	5.00%	02/01/2034	5	5,039
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2016, RB	4.00%	08/01/2035	65	64,872
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 B-1, RB	5.00%	11/01/2026	5	5,150
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	150	142,388
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2016, RB	5.00%	08/15/2041	215	218,487
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2028	35	35,710
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2029	70	71,399
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2030	60	61,181
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	229,243
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2041	50	50,697
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2034	10	10,180
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2026	75	76,731
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2026	5	5,115
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	589,880
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	105	106,805
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	30	30,516
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2030	20	20,277
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2032	15	15,198
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	136,752
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	217,740
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2035	325	329,066
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	240	239,166
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2037	235	230,518
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	10	10,172
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	60	61,031
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	20,358
New York State Urban Development Corp., Series 2017, Ref. RB(a)	5.00%	03/15/2026	50	50,860
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	95	96,699
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2026	75	76,341
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, RB	5.00%	12/01/2026	100	102,407
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	02/01/2026	5	5,072
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2026	70	72,216
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2028	10	10,169
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2029	20	20,328
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	507,724

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	$575	$578,186
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	300	301,023
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2026	15	15,475
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2026	305	313,554
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2026	80	82,532
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2017 C-1, Ref. RB	5.00%	11/15/2026	75	77,374
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2028	30	30,599
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	100	101,933

				44,912,159

North Carolina-1.06%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	190	196,262
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	45,899
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	30,645
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	90	91,972
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	85	86,674
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	330	337,231
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2026	205	209,492
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	475	485,408
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2026	60	61,182
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2026	30	30,591
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2026	45	45,886
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	66,009
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	65	66,895
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	4.00%	10/01/2039	30	29,282
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2040	215	216,615
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	55,307
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	25,398
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	150,512
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2026	5	5,098
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2026	15	15,176
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	35,316
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2031	5	5,039
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2032	135	136,002
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 C, Ref. RB	5.00%	01/01/2029	10	10,085
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	110	111,777
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	50	50,783
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	105	103,663
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	250	241,730
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2026	40	40,642

				2,986,571

Ohio-2.24%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	155	158,220
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	275	276,041
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	125	125,130
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	235	243,426
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	100	101,696
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	25,409
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,030,518
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	138,193
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2026	505	514,033
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	101,440
Columbus City School District (Construction and Improvement), Subseries 2016, Ref. GO Bonds	5.00%	12/01/2030	25	25,375
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	25,724
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	36,159
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	315	322,769
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2030	40	40,928

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	$65	$65,452
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	100	100,602
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2028	5	5,081
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2029	75	76,192
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2030	15	15,233
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	90	91,358
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	210	215,722
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	50	51,270
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	100	101,131
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2031	10	10,133
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2032	35	35,446
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	125	126,315
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,183
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2034	30	30,302
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	50	50,587
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2036	25	25,228
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2026	140	144,352
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	35	35,889
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2026	5	5,054
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	180	183,007
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2026	75	76,453
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	85	86,455
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2026	105	108,264
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2028	60	61,002
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2029	195	198,158
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	330,969
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	5.00%	01/15/2046	105	102,968
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2026	40	40,545
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2031	40	40,584
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2032	200	202,783
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2033	30	30,397
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	06/01/2026	90	91,954
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2026	10	10,217
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	50	51,648
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	45	45,977
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	80	82,637
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2026	55	56,813
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2026	25	25,790
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	125,485

				6,317,697

Oklahoma-0.79%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	85	86,886
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,191
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	75	76,905
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	15	15,374
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	70	71,665
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	602,712
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	45	46,002
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2033	20	20,018
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2034	830	830,010
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2036	15	14,777
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB(a)	5.00%	01/01/2037	190	191,136
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB(a)	5.00%	01/01/2042	170	171,017
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2026	30	30,356
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	1.25%	07/01/2026	30	29,502
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,119

				2,221,670

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-0.48%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	$35	$35,216
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	81,781
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	60	61,280
Oregon (State of) (Article XI - Q State), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2028	20	20,343
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2026	40	40,784
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	100,987
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	30,504
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2026	40	41,266
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	100	98,088
Oregon (State of) Facilities Authority (Samaritan Health Services), Series 2016 A, Ref. RB	5.00%	10/01/2035	15	15,020
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)(b)	5.00%	09/01/2026	500	512,701
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	50,542
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2035	15	15,215
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	161,548
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2037	10	10,087
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	25,400
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	60,157

				1,360,919

Pennsylvania-4.16%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2026	10	10,291
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2028	75	76,899
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2029	25	25,608
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	195	195,504
Allegheny (County of), PA, Series 2016 C-76, GO Bonds	5.00%	11/01/2041	175	176,865
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2026	55	56,098
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	101,389
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	65	65,719
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2029	55	55,558
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	80	82,399
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	140,156
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	55	56,313
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	84,972
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	65,732
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	10	9,700
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	35,051
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2026	320	324,377
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	304,027
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2030	5	5,023
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2031	25	25,108
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	200,774
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2033	20	20,055
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGI)(c)	4.00%	02/01/2034	20	20,012
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	85	87,338
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	131,545
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	30,580
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2026	1,000	1,020,212
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	3.25%	08/15/2026	515	515,218
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	307,079
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2029	30	30,696
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	65,559
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	30	30,238
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	660	664,485
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	375	375,837
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2026	5	5,119
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	100	102,848

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	$95	$94,626
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University), Series 2016, Ref. RB	5.00%	05/01/2034	370	372,011
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	501,310
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 A, Ref. RB	4.00%	08/15/2029	20	20,074
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	4.00%	08/15/2041	200	188,292
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2030	65	65,975
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2031	310	314,200
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2032	90	91,089
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2033	435	439,633
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2016 B, Ref. RB	5.00%	06/01/2028	35	35,599
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	145	149,563
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	35	35,921
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2029	85	87,132
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	190	194,442
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2031	20	20,469
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	230	234,923
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2034	200	200,410
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2034	60	60,737
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	235	237,654
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	255	257,574
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	525	526,910
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	60	60,113
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2029	85	86,404
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	275	275,728
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2034	155	155,285
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2035	25	25,307
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2039	55	55,419
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	40,377
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	102,250
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGI)(c)	4.00%	12/01/2037	490	482,795
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	300	303,258
Pennsylvania State University (The), Series 2016 B, Ref. RB	5.00%	09/01/2028	20	20,445
Pennsylvania State University (The), Series 2016 B, Ref. RB	5.00%	09/01/2029	15	15,326
Philadelphia (City of), PA, Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	210	214,047
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	5	5,118
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds, (INS - AGI)(c)	5.00%	08/01/2026	20	20,489
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	148,431
Philadelphia School District (The), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	25	25,427
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2026	45	46,115

				11,715,262

Rhode Island-0.36%
Rhode Island (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	20	20,069
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	45	45,311
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	50,989
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2028	245	249,569
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2029	215	218,834
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	265	269,454
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2031	125	127,101
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	24,352

				1,005,679

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-0.98%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2026	$290	$298,825
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2026	235	242,431
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2041	265	263,822
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	85,111
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	226,928
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2030	140	141,123
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	151,111
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	146,023
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2034	240	241,011
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2036	95	95,107
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	170	170,021
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2038	215	214,942
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	45	45,116
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2037	75	75,035
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2041	105	104,864
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	16,452
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	55	54,113
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2026	5	5,145
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	185	190,294

				2,767,474

South Dakota-0.01%
Rapid City (City of), SD, Series 2018, RB(a)(b)	4.00%	12/01/2026	25	25,423

Tennessee-1.09%
Clarksville (City of), TN, Series 2016, Ref. RB(a)(b)	5.00%	02/01/2026	45	45,601
Memphis (City of), TN, Series 2015 A, Ref. GO Bonds	5.00%	04/01/2026	445	445,682
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2026	100	100,166
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	50,629
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	102,247
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	25	25,562
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2028	35	35,764
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2030	30	30,135
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2030	5	5,097
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2031	100	100,298
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2031	100	101,836
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2032	30	30,081
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2033	85	85,152
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	20,418
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2026	175	179,121
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2041	55	54,502
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	25	24,422
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2029	105	106,516
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2030	80	81,069
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2031	210	212,473
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	150	150,828
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	200	197,588
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	535	518,558
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	66,601
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	102,216

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	$80	$82,293
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	30,425
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	76,273

				3,061,553

Texas-8.49%
Aledo Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	500	477,489
Allen Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	520	521,932
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	5	5,125
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2031	130	132,933
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2032	55	56,154
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	150,192
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	40,165
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	95	97,938
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	65	67,010
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	61,290
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	224,731
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	509,377
Board of Regents of the University of Texas System, Series 2014 B, Ref. RB	5.00%	08/15/2026	115	117,966
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	445	456,476
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2026	25	25,645
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2026	405	415,445
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	127,948
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2026	5	5,129
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	170	174,384
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2016 A, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	10	10,093
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	100	101,518
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	175	177,522
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,076
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	115	118,166
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2026	55	56,514
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2026	65	66,790
Dallas (City of) TX, Series 2016 A, Ref. RB	5.00%	10/01/2029	45	46,094
Dallas (City of) TX, Series 2016 A, Ref. RB	5.00%	10/01/2031	50	51,097
Dallas (City of) TX, Series 2016 A, Ref. RB	5.00%	10/01/2036	35	35,548
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	161,073
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2035	60	61,018
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	506,852
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2026	210	212,878
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	75	76,717
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	98,347
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	150	154,632
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	30,384
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	167,087
Denton (County of), TX, Series 2017, Ref. GO Bonds	5.00%	07/15/2031	50	51,036
Eagle Mountain & Saginaw Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	25	25,043
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	100,378
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2031	70	70,355
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2032	160	160,645
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	60	61,108
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	175	178,087
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	76,065
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,074

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(c)	5.00%	11/15/2026	$25	$25,716
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	15	15,398
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2029	10	10,204
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	305	310,923
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	230	234,248
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2032	135	137,286
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2033	65	66,047
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	105	106,579
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	25	25,344
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	225	227,775
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2026	5	5,148
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	08/15/2026	15	15,380
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2026	110	113,369
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	41,113
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	110	113,016
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	128,164
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	4.00%	07/01/2037	500	483,556
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2039	10	10,051
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2040	20	20,075
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2026	65	66,988
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2026	120	121,872
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2028	20	20,301
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	35	36,098
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2028	75	77,146
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	315	317,949
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2036	30	30,447
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2037	5	4,987
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	10	10,274
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	205	208,198
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	245	252,684
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	61,155
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2026	25	25,390
Houston (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	03/01/2026	20	20,312
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	215	221,743
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,263
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	10	9,960
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	10	9,882
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	110	111,608
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	4.00%	06/23/2025	25	25,014
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	10	10,263
Leander Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	10	10,082
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	20	20,501
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	45,060
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	25	25,306
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	160	162,900
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2026	15	15,286
Medina Valley Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	75	70,288

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Mesquite Independent School District, Series 2017 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	$5	$5,061
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,073
Montgomery (County of), TX, Series 2016, Ref. GO Bonds	5.00%	03/01/2028	35	35,515
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/01/2046	100	90,250
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	30,457
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2036	70	70,320
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2035	180	180,318
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	150	151,623
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	100,996
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	1,105	1,115,534
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2032	10	10,091
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2036	625	629,050
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	20	20,076
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2029	20	20,209
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2031	115	116,096
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,137
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	5	5,044
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	45	45,368
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	120	120,916
North Texas Tollway Authority, Series 2022 B, Ref. RB	5.00%	01/01/2026	45	45,496
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	655	663,034
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	310	311,729
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,000	1,004,060
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	140	143,682
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	86,064
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2026	10	10,254
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2033	55	55,093
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2035	70	69,368
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2036	80	78,130
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2037	25	24,219
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2026	70	70,981
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2031	40	40,446
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2032	40	40,434
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	235	238,292
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	55	55,524
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	215	219,761
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	80	81,649
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	140	140,738
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	80	81,512
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2033	10	10,037
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2034	65	65,076
San Antonio (City of), TX, Series 2018 A, RB.	5.00%	02/01/2026	30	30,420
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	130	130,973
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2026	5	5,070
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	185	188,062
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	20	20,313
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2033	25	25,550
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2034	105	107,127
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	200	203,302
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	4.00%	05/15/2037	5	4,960
Schertz-Cibolo-Universal City Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2042	95	95,390
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	50	50,476

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	$185	$187,723
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2035	330	330,025
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2028	50	50,765
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	4.00%	11/15/2034	440	440,410
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2037	20	20,161
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	275	275,916
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	90	91,500
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	270	274,807
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	251,424
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2028	20	20,304
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	20	20,289
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	10	10,144
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2030	260	263,543
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	141,816
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	30	30,389
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	5	5,061
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	400	404,859
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	20	20,225
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	10	10,112
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2034	10	10,103
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	100	100,700
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2038	25	25,142
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2043	5	5,006
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2046	5	4,979
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2026	5	5,146
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	35	36,020
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2026	150	154,372
Texas (State of) Transportation Commission, Series 2016, RB	4.00%	10/15/2036	25	24,511
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2026	10	10,175
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2026	125	128,643
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	100	102,915
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2030	5	5,113
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	100	100,656
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	80	80,337
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2033	40	40,094
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	505	497,144
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	10	10,108
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2026	60	61,124
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	100	102,962
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2026	50	51,252
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	100,638
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	40	40,268
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2026	140	142,763
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2026	200	203,216
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2026	25	25,402
Trinity River Authority, Series 2016, Ref. RB.	5.00%	08/01/2026	500	512,120
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2026	50	50,720
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	75,866
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2031	40	40,456
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2032	70	70,774
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2033	10	10,105
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2034	20	20,200
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2035	5	5,049

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	$395	$398,598
Williamson (County of), TX, Series 2021, GO Notes	4.00%	02/15/2026	10	10,078

				23,910,459

Utah-0.43%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2026	225	227,609
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2026	115	117,921
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	5.00%	05/15/2046	200	199,014
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	68,987
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2026	5	5,118
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	165	168,885
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2026	230	235,416
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2029	45	45,288
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2030	95	95,560
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2031	30	30,159
Utah Municipal Power Agency, Series 2016 B, RB	5.00%	07/01/2038	25	25,232

				1,219,189

Vermont-0.06%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)), Series 2016 A, Ref. RB	5.00%	12/01/2032	10	10,098
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,032
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	75	75,398
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	80,314

				170,842

Virginia-1.71%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	255	251,719
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(c)	5.00%	07/01/2041	105	105,509
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	101,789
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2026	125	126,129
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	405	408,772
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2028	75	75,595
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2026	5	5,076
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2026	105	107,949
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	125	126,962
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	90	91,379
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016, Ref. RB	5.00%	05/15/2026	5	5,094
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016, Ref. RB	5.00%	05/15/2026	15	15,282
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	100	102,424
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	30	30,727
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	415	425,059
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	40,970
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	10	10,242
Henrico (County of), VA, Series 2016, Ref. RB(a)(b)	5.00%	05/01/2026	75	76,382
Norfolk (City of), VA, Series 2016 B, Ref. GO Bonds	4.00%	10/01/2028	75	76,056
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	20,261
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	20	20,253
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	80	81,013
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	135	136,710
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	5	5,063
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	75	75,950
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	250	247,084

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Stafford (County of), VA Economic Development Authority (Mary Washington Healthcare Obligated Group), Series 2016, Ref. RB	5.00%	06/15/2035	$25	$25,213
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	25,040
Virginia (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	06/01/2026	35	35,770
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2026	125	124,909
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	100	102,274
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	66,446
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2026	500	507,005
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2026	15	15,210
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2026	20	20,280
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	70,981
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2026	30	30,420
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	60	60,841
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2026	45	45,630
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, Ref. RB	5.00%	02/01/2026	50	50,700
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2026	25	25,350
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2026	220	225,588
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	30	30,762
Virginia (Commonwealth of) Public Building Authority, Series 2024 B, Ref. RB	5.00%	08/01/2026	40	41,016
Virginia (Commonwealth of) Transportation Board, Series 2016, RB	5.00%	09/15/2030	230	235,047
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	81,564
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	228,565

				4,818,060

Washington-3.46%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	150	152,527
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	110	113,338
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	20,449
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	185	188,737
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	345	352,753
Energy Northwest (No. 1), Series 2021 A, Ref. RB	5.00%	07/01/2026	65	66,461
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	301,629
Grant (County of), WA Public Utility District No. 2, Series 2023 U, Ref. RB	4.00%	01/01/2026	110	110,464
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	160	165,155
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2038	265	262,582
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	120	122,219
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	130	131,004
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	50	50,498
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	145	148,469
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	65	65,674
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	20	20,446
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	100	102,143
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	105	105,091

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	$45	$46,450
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	65	66,555
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	50	51,152
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	555	567,382
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	65,225
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	20	20,065
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	690	704,078
King County School District No. 411 Issaquah, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	85	87,675
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	95	98,075
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	30	30,944
Seattle (City of), WA, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	20	20,021
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	70,985
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2026	25	25,337
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2028	10	10,109
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2029	25	25,265
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	35,359
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2026	30	30,734
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	200,817
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	195	198,819
Washington (State of), Series 2016 A, Ref. GO Bonds	5.00%	08/01/2031	15	15,299
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	250	253,037
Washington (State of), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2026	20	20,269
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	5	5,055
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	5	5,055
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	85	86,870
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	75	75,783
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	25	25,524
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	270	272,692
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	215	219,285
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	55	55,536
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2031	135	137,644
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	100	100,911
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	85	86,557
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	50	50,438
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2033	5	5,087
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2035	25	25,228
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2036	40	40,342
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2037	130	131,026
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	200	201,822
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	50	51,241
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	20	20,440
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2032	5	5,092
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	70	71,218
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	145	147,407
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	30	30,467
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	60	60,872
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	40	40,993
Washington (State of), Series 2017-A, GO Bonds	5.00%	08/01/2030	60	61,196
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	91,255
Washington (State of), Series 2020 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,345
Washington (State of), Series 2023, Ref. GO Bonds	5.00%	08/01/2026	5	5,124

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2026	$45	$46,035
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2026	5	5,115
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2026	135	138,350
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2028	420	429,144
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2029	35	35,726
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2030	55	56,115
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2032	355	361,585
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2033	120	122,129
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2034	200	203,366
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2026	10	10,248
Washington (State of), Series R-2020C, Ref. GO Bonds	5.00%	07/01/2026	45	46,035
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2026	185	187,302
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2026	15	15,372
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2026	30	30,418
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2026	730	739,085
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	66,288

				9,741,109

West Virginia-0.03%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2026	85	87,191

Wisconsin-1.08%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2026	40	40,771
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2029	15	15,258
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	25	25,773
Wisconsin (State of), Series 2017-2, Ref. GO Bonds	5.00%	11/01/2026	210	216,490
Wisconsin (State of), Series 2018 A, GO Bonds	4.00%	05/01/2033	25	25,154
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	210	214,560
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	70	71,290
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	127,462
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2026	45	45,887
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2026	25	25,493
Wisconsin (State of) Department of Transportation, Series 2015 1, Ref. RB	5.00%	07/01/2026	70	70,102
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2026	90	92,119
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	20,471
Wisconsin (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	07/01/2026	30	30,706
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	24,990
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	135	134,817
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	240	233,593
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	370	371,118
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2026	125	127,339
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2028	45	45,723
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2029	40	40,596
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2030	65	65,880
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2031	50	50,619
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	70	70,106
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2035	20	20,166
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2026	10	10,283

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2036	$115	$115,813
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	25	24,547
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	50	50,294
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	200	200,848
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	45	45,092
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2016, Ref. RB	5.00%	06/01/2040	400	392,290

				3,045,650

TOTAL INVESTMENTS IN SECURITIES(e)-98.25% (Cost $278,753,187)				276,748,728
OTHER ASSETS LESS LIABILITIES-1.75%				4,938,697

NET ASSETS-100.00%				$281,687,425

Investment Abbreviations:
AGI -Assured Guaranty, Inc.
BAM -Build America Mutual Assurance Co.
CEP -Credit Enhancement Provider
COP -Certificates of Participation
Ctfs. -Certificates
GO -General Obligation
INS -Insurer
MTA -Moving Treasury Average
NATL -National Public Finance Guarantee Corp.
RB -Revenue Bonds
Ref. -Refunding
RN -Revenue Notes
Wts. -Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $90,250, which represented less than 1% of the Fund’s Net Assets.

(e)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.48%
Alabama-0.60%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$50	$51,248
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	4.00%	09/01/2027	70	71,577
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	78,309
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	25	26,103
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	78,309
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	445	467,921
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	75	77,436
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	70	72,274
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2036	60	59,952
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2037	95	93,767
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts	5.00%	09/15/2030	150	153,960
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2027	5	5,201
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	260	265,136
Water Works Board of the City of Birmingham (The), Series 2016 B, Ref. RB(a)(b)	4.00%	01/01/2027	25	25,428

				1,526,621

Alaska-0.21%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	4.00%	10/01/2037	420	416,149
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	20	20,450
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2027	90	93,966

				530,565

Arizona-1.74%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	120	125,894
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2027	10	10,201
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2027	275	287,418
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	104,000
Arizona Water Infrastructure Finance Authority, Series 2024, Ref. RB	5.00%	10/01/2027	110	115,530
Chandler (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	140	146,409
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2032	370	371,852
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2032	25	25,564
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2033	45	45,959
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2036	170	169,635
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2027	30	30,904
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	135	138,244
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	115	117,319
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	335	341,247
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2038	15	15,198
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2027	130	135,870
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2027	65	66,497
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	5	5,106
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	20	20,903
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	216,473
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	40,744
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	125	130,335
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	10	10,366
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	5	5,169
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2031	20	20,649
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	5	5,136
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	345	350,885
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	4.00%	07/01/2040	20	19,433

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	$330	$341,185
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2029	75	77,281
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2030	20	20,593
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2031	15	15,421
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2033	15	15,372
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	91,968
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	142,607
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	4.00%	01/01/2038	275	271,410
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2038	45	45,644
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2027	55	56,864
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2027	125	129,237
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	145	146,478

				4,427,000

California-17.97%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2039	130	132,850
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	1,155	1,197,455
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	204,511
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)(b)	5.00%	04/01/2027	105	109,488
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	8,781
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	105	109,546
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	150	151,999
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	115	116,363
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	215	216,440
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2037	55	54,428
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	35	34,147
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(c)	5.00%	02/01/2027	5	5,184
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	65	66,611
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	75	78,953
California (State of), Series 2017, GO Bonds	5.00%	08/01/2029	65	67,836
California (State of), Series 2017, GO Bonds	5.00%	11/01/2031	25	26,092
California (State of), Series 2017, GO Bonds	5.00%	08/01/2032	20	20,759
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	125	125,936
California (State of), Series 2017, GO Bonds	5.00%	11/01/2032	5	5,208
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	45	46,547
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	160	161,927
California (State of), Series 2017, Ref. GO Bonds	3.50%	08/01/2027	185	187,530
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2027	250	252,165
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	75	76,740
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	155	162,363
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	805	847,428
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	80	83,491
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	10	10,436
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	305	319,683
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	629,708
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	15	15,613
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	90	94,061
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	40	41,747
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	150	151,123
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	75	77,698
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2033	70	70,293
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	200	200,387
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	475	489,969
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2035	340	340,373
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	25	25,860
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	70	72,043
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2036	50	49,759
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	20	20,635
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	160	157,475
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2037	130	127,448

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	$60	$61,736
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2027	585	612,790
California (State of), Series 2019, GO Bonds	5.00%	11/01/2027	115	121,061
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	425	441,849
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	205	215,449
California (State of), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2027	275	289,494
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	370,939
California (State of), Series 2020, GO Bonds	4.00%	03/01/2027	5	5,108
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	78,953
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2027	35	36,845
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	5	5,255
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	262,309
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2027	505	519,069
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2027	315	331,055
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	1,010	1,064,989
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	5	5,264
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	115	119,559
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2027	180	184,847
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	140	142,228
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2027	25	26,231
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2027	70	73,446
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2027	20	21,019
California (State of), Series 2024, GO Bonds	4.00%	09/01/2027	5	5,135
California (State of), Series 2024, GO Bonds	5.00%	09/01/2027	5	5,246
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	40	41,900
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	75	78,563
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2027	15	15,739
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	235	240,451
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2027	20	21,193
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2031	55	57,602
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2027	5	5,298
California (State of) Department of Water Resources, Series 2025, RB	5.00%	12/01/2027	35	37,088
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	95	100,408
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	210	220,470
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	105	109,772
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2027	140	148,353
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	249,067
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	185	187,267
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	60	58,559
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	620	596,125
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	360	348,096
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	790	830,502
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2027	15	15,828
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2029	265	277,626
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2030	60	62,715
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	225	234,612
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2032	40	41,617
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	85	88,225
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2034	20	20,705

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2035	$10	$10,321
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	75	77,146
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2037	5	5,121
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	165	157,732
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	80	83,254
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	75	77,792
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	165	170,579
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2036	20	20,549
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	265	270,148
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	199,386
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2032	80	83,254
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	130	134,840
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2034	225	232,608
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	195	200,981
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	180	184,938
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2048	615	613,112
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	70	73,132
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2028	10	10,425
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	70	72,849
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2030	45	46,729
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2031	75	77,698
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2027	375	396,204
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2036	25	25,087
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	450	444,245
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	150	147,416
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2047	45	43,730
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(c)	5.00%	01/01/2043	110	111,890
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	45	45,210
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	25	24,553
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2027	35	36,711
California (State of) Public Works Board, Series 2022 B, Ref. RB	5.00%	06/01/2027	500	521,131
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	25	26,139
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	41,090
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)(b)	5.00%	10/01/2027	15	15,799
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	340	354,296
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	25	26,264
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2027	5	5,228
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2027	5	5,261
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2027	25	26,181
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2027	10	10,466
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	165	172,260
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2029	70	72,810
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2030	45	46,758
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	450	467,057

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	$160	$165,748
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2033	80	82,642
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	75	77,048
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2036	65	66,578
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	95	97,163
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	55	56,119
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	185	188,259
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	271,201
Cerritos Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2043	55	51,567
Chabot-Las Positas Community College District, Series 2023 C, GO Bonds	5.00%	08/01/2027	130	136,933
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	4.50%	08/01/2027	35	36,447
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	45	47,332
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	35	36,814
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	60	63,109
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	30	31,555
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	100	93,272
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(c)	4.00%	06/01/2049	145	131,749
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	100	103,809
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2030	45	46,630
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	60	62,210
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	25	24,470
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	125	113,555
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	40	41,686
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	55	57,201
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2033	55	57,110
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	155,477
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	90	93,101
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2036	5	5,161
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	5	5,076
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	200	201,967
El Monte Union High School District, Series 2021 B, GO Bonds	4.00%	06/01/2046	110	101,074
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	20	18,169
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	182,570
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	86,267
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	72,777
Gilroy Unified School District (Elections of 2008 & 2016), Series 2019, GO Bonds	4.00%	08/01/2048	15	13,434
Glendale Community College District (Election of 2016), Series 2017 A, GO Bonds(a)(b)	5.25%	08/01/2027	65	68,708
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	100	102,765
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	64,900
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2042	25	23,318
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	100	91,735
Hayward Area Recreation & Park District, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2042	5	5,106
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	150	137,640
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	150	151,426
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	50	47,389
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	51,278
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	105	105,860
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2027	5	5,212
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2027	70	72,986
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	103,818
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2031	10	10,358
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2032	65	67,154
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	110	114,668
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2033	500	508,070
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2034	40	40,563
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	350	350,235
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	200	197,193
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2037	35	35,309
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	299,614
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	150,579

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	$85	$86,921
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	75	76,399
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2032	80	81,394
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2033	380	386,133
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	25,352
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2035	10	10,123
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2036	5	5,053
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2027	185	190,738
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	150	154,653
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	85	85,944
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, RB	5.00%	07/01/2027	45	46,396
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	130	134,032
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	5	5,155
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	41,241
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2027	35	36,086
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2029	30	31,398
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2030	85	88,701
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2031	10	10,400
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2036	10	10,287
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	260	265,747
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	500	507,289
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	175	183,335
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	30	31,485
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	95	99,428
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2030	70	73,048
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2031	25	26,000
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2032	10	10,381
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2033	30	31,081
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2034	45	46,507
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2036	30	30,861
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2038	90	91,989
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2039	70	71,422
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	125	127,281
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	90	91,312
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	50	52,475
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	300	313,631
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	60	61,948
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	30	30,913
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	390	409,956
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2027	135	141,908
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2027	20	21,023
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2027	20	21,023
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	255	260,785
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2027	270	282,248
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	210	219,526
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	220	229,980
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	25	26,134
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2027	30	31,361
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2027	5	5,227
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	55	57,495
Los Angeles Unified School District (Green Bonds), Series 2023, COP(a)	5.00%	10/01/2027	15	15,765
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2027	15	15,754
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2027	35	36,588
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2027	110	114,990
Los Rios Community College District, Series 2024 B, Ref. GO Bonds	5.00%	08/01/2027	10	10,522
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	40,274
Marin Community College District (Election of 2016), Series 2019 B, GO Bonds(a)(b)	4.00%	02/15/2027	10	10,237
Metropolitan Water District of Southern California, Series 2011 C, Ref. RB	5.00%	10/01/2027	90	95,089
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	160	168,354
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2027	75	78,916

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2027	$5	$5,020
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2027	220	226,088
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2027	110	112,479
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2029	15	15,580
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2030	50	51,825
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2027	30	30,755
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2027	50	50,907
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	153,353
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(c)	4.00%	10/01/2040	110	104,417
Riverside (County of), CA Redevelopment Successor Agency, Series 2017 A, Ref. RB, (INS - BAM)(c)	4.00%	10/01/2039	60	58,021
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2027	40	41,865
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	25	26,297
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	105	110,157
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	85	89,051
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	155	162,090
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	75	78,258
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2035	10	10,396
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2037	45	46,611
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	206,615
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	74,706
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2045	50	46,125
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	85	89,442
Sacramento (City of), CA Municipal Utility District, Series 2016 I, Ref. RB	5.00%	08/15/2027	5	5,261
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2027	5	5,261
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	40	42,090
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	115	121,976
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2027	20	21,213
San Bernardino (City of), CA, Series 2019 A, Ref. COP	5.00%	10/01/2027	25	26,344
San Bernardino City Unified School District (Election of 2012), Series 2017 D, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2042	5	4,661
San Bernardino Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	70	70,130
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	80	82,523
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	45,983
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2027	40	40,780
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	200	201,948
San Diego Community College District (Election of 2002), Series 2009, GO Bonds(a)(b)	6.00%	08/01/2027	10	10,714
San Diego Unified School District, Series 2023, GO Bonds	5.00%	07/01/2027	5	5,232
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2027	80	84,599
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2027	5	5,243
San Francisco (City & County of), CA, Series 2024, Ref. GO Bonds	5.00%	06/15/2027	15	15,728
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2027	40	41,662
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	502,636
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2027	65	67,700
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	100	103,048
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	65	68,707
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2029	200	209,772
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2027	10	10,551
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	155	140,474
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2034	5	5,197
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2029	140	143,094
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2035	35	35,010
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	1,000	992,528
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	500	500,017

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	$90	$90,183
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	40	40,295
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	195	195,806
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	90	93,240
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	205	211,886
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2027	60	62,786
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	94,196
Santa Ana College Improvement District #1 Rancho Santiago Community College District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2041	50	46,616
Santa Barbara Unified School District, Series 2017 A, GO Bonds	4.00%	08/01/2041	100	94,818
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	335	349,715
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2033	10	10,396
Santa Clara (County of), CA (Election of 2008), Series 2022 D, GO Bonds	5.00%	08/01/2027	20	21,054
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	521,830
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	18,380
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds(a)(b)	5.25%	08/15/2027	90	94,764
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	155	142,596
Southern California Public Power Authority (Green Bonds), Series 2023, Ref. RB	5.00%	07/01/2027	20	20,637
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	65	59,628
Tuolumne (City of), CA Wind Project Authority (Tuolumne Wind Project), Series 2016 A, Ref. RB(a)	5.00%	01/01/2027	50	51,726
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2041	5	5,082
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	131,709
University of California, Series 2017 AV, RB	5.00%	05/15/2034	5	5,143
University of California, Series 2017 AV, RB	5.00%	05/15/2036	115	117,812
University of California, Series 2017 AV, RB	5.00%	05/15/2042	425	431,680
University of California, Series 2017 AV, RB	5.25%	05/15/2042	600	612,781
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2027	35	36,519
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2029	55	57,081
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2030	175	181,241
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	87,950
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2032	35	36,150
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	220	220,600
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2034	45	45,078
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2035	50	49,997
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2036	30	30,733
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2037	15	15,339
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2027	65	66,593
University of California, Series 2018, Ref. RB	5.00%	05/15/2027	15	15,651
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2027	5	5,217
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2027	10	10,434
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2027	20	20,868
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2027	125	130,426
University of California, Series 2024 BX, RB	5.00%	05/15/2027	25	26,085
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2030	45	46,587
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	140	144,805
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	20	20,649
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2033	40	41,212
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2034	10	10,281
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2035	5	5,126
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2036	15	15,361
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	445	451,828
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	130	118,535
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	352,731
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	100,683
Vernon (City of), CA, Series 2021 A, RB.	5.00%	10/01/2027	160	165,575
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	5.00%	08/01/2032	110	114,642
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	20	20,160

				45,797,020

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-1.22%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	$215	$218,020
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2027	60	61,609
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	140	149,022
Board of Governors of Colorado State University System, Series 2017 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2040	120	112,369
Board of Trustees of the Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	100	98,358
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2032	80	82,124
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2037	220	224,233
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2027	40	42,079
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	130	136,756
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	235	247,212
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	175	177,197
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2043	50	50,380
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2027	35	36,341
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2027	60	61,921
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	130	130,325
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	120	126,238
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	175	180,748
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2027	65	68,379
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	101,730
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	70	72,347
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	20	20,937
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	110	115,486
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2027	55	57,636
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2027	65	66,622
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2027	35	36,040
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	150	158,172
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2027	65	67,940
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	12/01/2042	105	106,798
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	12/01/2047	30	30,365
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2027	25	26,362
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	50	52,182

				3,115,928

Connecticut-1.66%
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	71,309
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	180	185,019
Connecticut (State of), Series 2016, Ref. RB	5.00%	09/01/2027	5	5,128
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2027	115	119,341
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,439
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	165	173,181
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2027	65	67,837
Connecticut (State of), Series 2018 D, Ref. GO Bonds	5.00%	04/15/2027	185	191,984
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	285	298,874
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2027	115	120,598
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2027	155	160,851
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	45	46,869
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2027	540	549,074
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2027	65	67,700
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	55	57,820
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	25	25,420
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	340	356,552
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	150	157,808
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2027	205	215,671
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2027	130	136,008
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2027	5	5,163
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2027	10	10,445
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2027	15	15,668

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2027	$5	$5,260
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	45	46,488
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	55	56,712
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	55	56,615
Connecticut (State of) (Green Bonds), Series 2017 A, Ref. RB	5.00%	05/01/2031	10	10,353
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2027	10	10,453
Connecticut (State of) (Green Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2027	5	5,176
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	200	203,930
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	50	51,277
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2027	10	10,340
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2027	10	10,445
Connecticut (State of) (Transportation Infrastructure), Series 2022, Ref. RB	5.00%	07/01/2027	70	73,117
Connecticut (State of) Health & Educational Facilities Authority, Series 2017, Ref. RB	5.00%	07/01/2042	225	226,043
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	160	167,027
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2029	45	46,317
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	80	82,248
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	102,475
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2034	15	15,349

				4,233,384

Delaware-0.07%
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2027	100	103,639
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2027	5	5,173
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	9,271
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2027	15	15,345
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	40	41,839

				175,267

District of Columbia-2.11%
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2027	75	77,326
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2029	90	93,123
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2030	150	154,872
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	595	612,156
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	130	133,435
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	153,662
District of Columbia, Series 2017 A, Ref. GO Bonds	4.00%	06/01/2036	10	9,847
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	580	589,680
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2027	80	83,318
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2029	165	170,726
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2030	90	92,923
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2031	45	46,384
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2032	50	51,442
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	75	75,290
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2034	65	64,852
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2038	75	76,019
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2031	30	30,666
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2027	100	104,966
District of Columbia, Series 2019 A, RB	5.00%	03/01/2027	80	83,091
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2027	90	94,400
District of Columbia, Series 2020 A, RB	5.00%	03/01/2027	20	20,773
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2027	50	52,444
District of Columbia, Series 2020, Ref. RB	5.00%	12/01/2027	75	78,842
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2027	50	51,795
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2027	15	15,783
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2027	10	10,456
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	25	26,305
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	280,410
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	10	10,378
District of Columbia (Georgetown University), Series 2017, Ref. RB.	5.00%	04/01/2030	30	30,729
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2027	30	31,487
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2027	5	5,211

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	$20	$20,692
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	35	36,056
Washington Metropolitan Area Transit Authority, Series 2017 A-2, Ref. RB	5.00%	07/01/2033	30	30,728
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2027	25	26,051
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	110	113,849
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2031	570	588,247
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2032	50	51,408
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2033	5	5,121
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	610,463
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2036	240	243,607
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	175	175,611
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2027	25	26,091
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2027	25	26,091

				5,366,806

Florida-3.32%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2031	185	191,261
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	65	67,201
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2027	75	78,155
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2027	235	244,353
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,191
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2037	530	541,479
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2038	15	15,283
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	165	166,897
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2027	30	31,311
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(c)	5.00%	07/01/2027	25	25,990
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	287,317
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	101,362
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	40,989
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	46,030
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2027	125	130,412
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2027	30	31,298
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	265	276,462
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds.	4.00%	06/01/2033	200	201,925
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2027	105	107,403
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2027	55	57,636
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	145	151,218
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2017, RB	5.00%	03/01/2042	75	72,739
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2017, RB	5.00%	03/01/2047	110	103,643
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2027	30	30,653
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	80	83,543
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2030	100	101,601
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2027	15	15,702
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2031	75	78,411
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	55	57,383
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	70	72,851
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	175	181,525
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	70	72,351
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2037	20	20,517
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2027	15	15,588
JEA Electric System, Series 2017 A, Ref. RB	4.00%	10/01/2039	225	219,935
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2027	10	10,459
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2029	410	426,739
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	120	124,802
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	40	41,368
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2035	5	4,950
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2036	30	29,542
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2037	5	4,893
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2027	10	10,480
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2029	100	104,304
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2032	5	5,187

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 B, Ref. COP	5.00%	08/01/2027	$20	$20,381
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2027	20	20,698
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	150	151,320
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2035	75	75,134
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2038	10	9,675
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2039	55	53,015
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2040	140	134,034
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	31,252
Miami-Dade (County of), FL, Series 2017 A, Ref. RB	4.00%	10/01/2036	100	99,306
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	47,252
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2029	5	5,201
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	75	75,453
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2035	120	120,215
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2036	150	148,959
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2037	60	58,729
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2038	100	96,750
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2027	45	47,200
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	50	52,364
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	316,714
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2027	105	109,582
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	155	162,936
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2027	395	412,323
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	30	30,227
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2027	150	154,754
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	203,761
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	50	50,234
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2027	5	5,200
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	130	134,652
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	80	82,408
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	25	25,028
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	100	101,710
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	255	226,190
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	30	30,122
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	310	310,790
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2027	65	68,133
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	108,363

				8,473,404

Georgia-1.95%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(c)	5.50%	11/01/2027	50	51,844
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(c)	5.75%	11/01/2027	115	123,118
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	40	42,032
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	105	110,333
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	150	157,619
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	100	105,079
Atlanta (City of), GA, Series 2017 A, Ref. RB	4.00%	11/01/2036	15	14,887
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	135	142,180
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	55	57,859
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	35	36,820
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	60	63,119
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	105	110,459
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	85	89,419
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	60	63,119
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	110	115,060

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2018, Ref. RB(a)(b)	5.00%	11/01/2027	$55	$57,793
Atlanta (City of), GA, Series 2018, Ref. RB(a)(b)	5.00%	11/01/2027	25	26,270
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	30	31,293
Clark County School District, Series 2022, GO Bonds	5.00%	09/01/2027	285	298,650
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	200	197,058
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	200	198,943
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	430	444,354
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	558,812
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	50	51,766
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	160	165,589
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2027	40	41,469
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2029	15	15,517
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2032	10	10,294
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2029	60	62,540
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2027	145	151,697
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2027	50	52,309
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	290	303,901
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2027	20	20,924
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	30,437
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	165	172,039
Gwinnett (County of), GA Development Authority, Series 2017, Ref. RB	5.00%	07/01/2040	20	20,189
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	440	461,186
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2027	65	66,509
Metropolitan Atlanta Rapid Transit Authority, Series 2017 C, Ref. RB	4.00%	07/01/2036	100	100,029
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2027	145	152,122

				4,974,637

Hawaii-0.88%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	239,086
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	60	61,340
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2027	90	92,448
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2027	10	10,272
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	135	140,224
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2029	60	62,119
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	192,446
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	60	61,769
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2034	35	35,973
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	15	15,018
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	55	57,575
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2030	410	426,839
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	190	197,283
Hawaii (State of), Series 2017 RN, Ref. GO Bonds	5.00%	10/01/2029	20	20,844
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2027	80	82,762
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds.	5.00%	11/01/2027	60	63,119
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2027	60	62,914
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	210	217,821
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2027	165	171,145
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2027	20	20,773

				2,231,770

Idaho-0.16%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	230	240,084
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2027	135	140,866
Idaho State Building Authority (State Office Campus), Series 2017 A, RB(a)(b)	4.00%	09/01/2027	30	30,742

				411,692

Illinois-6.81%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(c)	5.25%	01/01/2042	200	201,520
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2029	55	57,147

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2030	$500	$516,669
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2033	600	616,438
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2034	430	440,758
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2035	150	153,293
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2036	10	10,195
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds(a)	5.00%	01/01/2027	125	127,332
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2027	15	15,167
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2033	75	76,623
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	125	127,428
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	40	40,709
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	430	435,331
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2037	70	70,747
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2038	370	373,173
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	95	95,640
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	245	246,240
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2030	20	20,605
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2031	25	25,723
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2032	25	25,689
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2033	15	15,382
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2034	25	25,581
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2035	55	56,192
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2036	40	40,770
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2037	375	381,566
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	605	602,097
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	320	317,721
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(c)	4.25%	01/01/2042	10	9,450
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(c)	4.25%	01/01/2047	165	149,045
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	103,072
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	480	479,191
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	210	204,917
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	12/01/2027	100	103,074
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	90	92,313
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	50	52,561
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2027	20	20,665
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	65	66,857
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	35,998
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	155	160,586
Cook (County of), IL, Series 2017, Ref. RB	4.00%	11/15/2034	95	94,834
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2038	5	5,088
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2032	140	145,694
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	120	124,324
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2038	25	23,646
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	30	31,431
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	153,060
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	105	107,881
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2029	115	117,652
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(c)	4.00%	02/01/2030	260	260,731
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(c)	4.00%	02/01/2031	275	275,120
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(c)	4.00%	02/01/2032	100	99,632
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	51,525
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2032	500	513,898
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2034	25	25,585
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2035	75	76,565
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	1,180	1,217,625
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	550	572,337
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2027	40	41,916
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	130	134,425
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2027	20	20,746
Illinois (State of), Series 2019 B, Ref. GO Bonds	5.00%	09/01/2027	535	553,851

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2027	$125	$129,539
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2027	75	77,148
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2027	45	46,833
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2027	50	51,432
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	80	82,291
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2027	85	87,826
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2027	30	30,931
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2027	15	15,415
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB(a)	5.00%	02/15/2041	1,000	1,006,480
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)(b)	3.75%	02/15/2027	200	202,615
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	145	148,526
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	170	173,771
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)	4.00%	02/15/2033	545	546,237
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)	5.00%	02/15/2033	55	56,145
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)	5.00%	02/15/2036	150	152,412
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	144,547
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2027	15	15,495
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2028	100	103,201
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2029	45	46,380
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2029	85	87,560
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	95	97,696
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(a)(b)	5.00%	01/01/2027	50	51,663
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(a)(b)	5.00%	01/01/2027	25	25,832
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	4.00%	01/01/2027	85	86,523
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	85	87,827
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	35	36,164
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2027	25	25,997
Illinois (State of) Finance Authority (Presence Health Network), Series 2016 C, Ref. RB	5.00%	02/15/2031	5	5,117
Illinois (State of) Finance Authority (Presence Health Network), Series 2016 C, Ref. RB(a)	5.00%	02/15/2034	5	5,100
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	100	95,651
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	600	582,920
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	25,028
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2023, Ref. RB	5.00%	12/15/2027	300	312,228
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	270	281,079
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2027	55	56,916
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	200	206,967
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	170	175,922
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	220	228,387
Macon County School District No. 61 Decatur, Series 2020 C, Ref. GO Bonds, (INS - AGI)(c)	4.00%	01/01/2040	200	193,602
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	145	148,826
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2027	40	41,055
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2027	90	93,160
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	45	45,597

				17,355,072

Indiana-0.36%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	169,116
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2027	35	36,727
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	135	140,097
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2030	15	15,549
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	20	20,653
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,033
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	120	119,749
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	80	81,864
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2027	55	56,865
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	135	139,579

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	$40	$40,930
Indianapolis (City of), IN Department of Public Utilities, Series 2017 A, Ref. RB	5.00%	08/15/2027	75	78,459

				914,621

Iowa-0.25%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	71,373
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2027	405	425,111
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2029	30	31,216
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	105	109,068

				636,768

Kansas-0.26%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	35	36,622
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	75	78,475
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	20	20,927
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	45	45,591
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	75	77,333
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2037	10	10,257
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2027	60	62,807
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(a)(b)	5.00%	09/01/2027	80	83,707
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	250	250,219

				665,938

Kentucky-0.53%
Boone (County of), KY, Series 2008, Ref. RB	3.70%	08/01/2027	50	50,153
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	4.13%	08/15/2041	320	297,253
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	15	15,052
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	150,449
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	20	20,026
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2045	25	24,158
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(c)	4.00%	06/01/2037	135	129,538
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 B, Ref. RB, (INS - AGI)(c)	4.00%	06/01/2037	50	47,967
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	265	271,481
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,273
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	30	30,466
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2027	115	120,539
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2027	120	122,065
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2017 B, Ref. RB	5.00%	07/01/2027	55	57,381

				1,351,801

Louisiana-1.00%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(c)	5.00%	12/01/2042	50	50,334
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	25,946
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	170	173,701
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	130	135,595
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2035	65	65,215
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2036	50	50,037
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2027	5	5,179
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	180	188,221
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2027	75	78,425
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	75	77,450
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	120	123,365

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	$70	$71,523
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	40	40,517
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGI)(c)	5.00%	10/01/2048	150	149,762
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	450	445,729
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	5	4,864
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	245	238,072
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	345	345,009
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	115	111,972
New Orleans (City of), Aviation Board (North Terminal), Series 2017 A, RB	5.00%	01/01/2048	15	14,917
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGI)(c)	5.00%	12/01/2041	150	150,725

				2,546,558

Maryland-2.35%
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2046	500	496,119
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	25	25,941
Maryland (State of), Second Series 2018 B, GO Bonds.	5.00%	08/01/2027	175	183,276
Maryland (State of), Second Series 2020 B, Ref. GO Bonds.	5.00%	08/01/2027	185	193,748
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	55	57,145
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	75	78,547
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	160	165,180
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	45	46,733
Maryland (State of), Series 2017 A, GO Bonds	4.00%	03/15/2030	5	5,069
Maryland (State of), Series 2017 A, GO Bonds	4.00%	08/01/2030	10	10,163
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	108,187
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	165	171,434
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2027	30	31,419
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	710	743,575
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2027	30	31,419
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds.	5.00%	03/15/2027	70	72,730
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds.	5.00%	03/01/2027	50	51,906
Maryland (State of) Department of Transportation, Series 2016, Ref. RB	4.00%	09/01/2027	25	25,629
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	180	188,742
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2029	55	57,360
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	60	62,496
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2027	90	94,525
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	70	70,768
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2027	40	42,011
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	285	299,328
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2027	70	73,759
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2027	25	26,343
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	105	107,928
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	115	112,133
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	715	702,344
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	15	14,417
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2027	80	83,579
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2027	5	5,224
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2027	115	121,006
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	45	47,273
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	130	136,789
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	265	271,609
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2027	145	151,826
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2027	10	10,025
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2027	115	120,308

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	$640	$669,542
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2027	30	30,064

				5,997,619

Massachusetts-2.98%
Boston (City of), MA, Series 2023, GO Bonds	5.00%	11/01/2027	190	200,196
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	65	67,733
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	135	141,152
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2027	850	848,428
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	40,929
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	50	51,050
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	300	313,670
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	195,685
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2034	555	570,160
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	5	5,094
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	150,895
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	200	200,033
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	500	505,729
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2031	110	115,270
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2032	5	5,224
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	230	232,020
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	75	78,805
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2037	5	4,976
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	50	52,278
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	72,874
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	10	10,135
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	42,099
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	201,929
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	30,141
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	40,138
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	205	214,341
Massachusetts (Commonwealth of), Series 2018 C Ref., GO Bonds	5.00%	09/01/2027	5	5,245
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	75	77,613
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	156,374
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	45	47,206
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2027	5	5,262
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2027	5	5,245
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2027	15	15,761
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2027	5	5,212
Massachusetts (Commonwealth of) (Green Bonds), Series 2017 B, GO Bonds	5.00%	04/01/2037	60	61,129
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	175	176,479
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2027	500	522,784
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	800	818,923
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	205	192,488
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2039	5	5,090
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	250	252,846
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2027	5	5,223
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	480	487,985
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	130	126,049
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	40	41,818
Massachusetts (Commonwealth of) Development Finance Agency (Sterling and Francine Clark Art Institute), Series 2016, Ref. RB	4.00%	07/01/2041	10	9,376
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2027	30	31,050

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2027	$10	$10,350
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(c)	5.25%	08/01/2027	30	31,608
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	20,794
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	10	10,425
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2031	10	10,414
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2030	55	57,417
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2031	5	5,211

				7,586,361

Michigan-1.17%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(c)	5.25%	05/01/2027	65	67,778
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	95	96,886
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2027	30	31,231
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	20	20,784
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	55	57,155
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	164,410
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	180,276
Michigan (State of), Series 2017 A, Ref. GO Bonds.	5.00%	05/01/2027	20	20,850
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2027	30	30,321
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	90	94,860
Michigan (State of), Series 2023, RB	5.00%	11/15/2027	20	21,080
Michigan (State of) (Garvee), Series 2016, Ref. RB.	5.00%	03/15/2027	245	254,467
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2027	105	110,190
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2027	45	46,408
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2031	20	20,693
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	290	297,849
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	250	254,534
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 MI, Ref. RB	5.00%	12/01/2031	65	66,816
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2027	45	47,051
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	250	256,036
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	155	148,403
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2027	10	10,242
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2027	20	20,911
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	125	128,978
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	35	36,356
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2027	185	192,368
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	20	20,775
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2029	105	108,920
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2017 A, RB	5.00%	12/01/2047	170	169,172

				2,975,800

Minnesota-1.07%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2027	90	94,789
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	185	191,474
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2029	30	30,911
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2030	15	15,417
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	40	41,023
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	50	51,227
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2027	25	25,832
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	73,616
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2030	20	20,921
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2031	25	26,108
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2032	640	666,855
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2033	50	51,991
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	100	105,166
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	55	57,672
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	309,331
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	300	314,574
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	25	26,259

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	$45	$47,246
Minnesota (State of), Series 2022 A, GO Bonds	5.00%	08/01/2027	40	41,943
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2027	75	77,858
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2027	60	62,915
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2027	10	10,486
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2027	5	5,241
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2027	130	136,315
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	19,190
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2027	150	156,135
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	45	46,945
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	10,414

				2,717,854

Mississippi-0.71%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	125	131,285
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	160	168,044
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	89,273
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	89,273
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	95	99,776
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	165	172,165
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	1,010	1,052,044
Mississippi (State of), Series 2017 A, Ref. GO Bonds	4.00%	10/01/2035	5	4,974

				1,806,834

Missouri-0.42%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2027	25	26,306
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2027	105	109,442
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2029	80	82,928
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	200	202,850
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,227
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	60	62,906
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	10	9,989
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	210	217,632
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2027	100	103,379
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2017 A, RB	5.00%	10/01/2042	100	100,828
Springfield (City of), MO, Series 2015, Ref. RB	3.25%	08/01/2027	20	19,999
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	80	84,150
St. Louis Municipal Finance Corp., Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2038	25	25,363

				1,065,999

Montana-0.00%

Montana (State of) Facility Finance Authority, Series 2016, Ref. RB	5.00%	02/15/2041	5	5,006

Nebraska-0.23%
Douglas (County of), NE (Creighton University), Series 2017, Ref. RB	5.00%	07/01/2047	70	69,464
Gretna Public Schools, Series 2024, GO Bonds, (INS - AGI)(c)	5.00%	12/15/2030	50	52,140
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	78,292
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	25,354
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2035	200	206,227
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	140	143,546

				575,023

Nevada-0.91%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	95,313
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	60	61,427
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	990	1,023,839
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	65	65,531
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2034	20	20,068
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	45	46,967
Clark (County of), NV (Founders Academy of Las Vegas), Series 2015, Ref. RB	5.00%	07/01/2027	60	62,499
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2027	70	72,916

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2027	$90	$92,381
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	48,716
Clark County School District No. 114 Evergreen, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	41,666
Las Vegas Valley Water District, Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	15	15,625
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	60	62,500
Nevada (State of), Series 2017, RB	5.00%	12/01/2030	15	15,486
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	190,816
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2029	20	20,714
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2030	375	387,853

				2,324,317

New Hampshire-0.11%
New Hampshire (State of) Health and Education Facilities Authority (Concord Hospital Trust), Series 2017, RB	5.00%	10/01/2047	300	293,606

New Jersey-3.16%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	100	101,789
New Jersey (State of), Series 2016, GO Bonds(a)(b)	5.00%	06/01/2027	5	5,207
New Jersey (State of), Series 2016, GO Bonds	5.00%	06/01/2029	20	20,753
New Jersey (State of), Series 2016, GO Bonds	3.50%	06/01/2030	10	10,051
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	835	870,289
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	223,680
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	253,322
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(c)	5.50%	09/01/2027	15	15,802
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	380	387,679
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	110	114,970
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	100,550
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	25	25,759
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	4.00%	06/15/2027	20	20,472
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	5.00%	06/15/2027	230	239,948
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	200	195,685
New Jersey (State of) Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	05/15/2027	65	67,394
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	145	150,653
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	77,538
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	30	30,918
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	118,150
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	4.00%	07/01/2035	15	15,079
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	55	57,144
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	25,904
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2031	500	516,922
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	35	36,071
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	10	10,274
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	20	20,513
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,236
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	4.00%	07/01/2038	100	99,079
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2017, Ref. RB	5.00%	07/01/2042	185	185,817
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	23,119
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	19,587
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	210	212,741
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	30,349
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2052	185	184,457
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2027	45	46,754
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2029	80	82,386

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	4.00%	07/01/2034	$15	$15,002
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	300	299,263
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	375	381,859
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2027	145	151,931
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	310	324,818
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2027	70	72,730
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2027	215	223,386
New Jersey (State of) Transportation Trust Fund Authority, Series 2023, Ref. RB	5.00%	06/15/2027	90	93,510
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(c)	5.25%	01/01/2027	55	57,127
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2027	30	30,960
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2029	80	82,430
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2030	140	144,006
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	250	256,745
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2032	535	548,484
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	250	255,829
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2035	10	10,208
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	95	97,107
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2027	210	216,722
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	50	51,601
Newark (City of), NJ Housing Authority, Series 2017, Ref. RB	4.00%	01/01/2037	140	136,219

				8,056,978

New Mexico-0.46%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2027	45	46,699
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	185	192,999
New Mexico (State of) Finance Authority, Series 2024 A, Ref. RB	5.00%	06/15/2027	30	31,340
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	20	19,595
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2036	220	212,753
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2037	5	4,770
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2027	40	41,765
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	500	522,061
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	100	104,412

				1,176,394

New York-17.53%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	45,909
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2027	30	31,754
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	160	160,584
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	98,190
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2027	15	15,610
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2030	25	25,748
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	300	308,712
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2032	60	61,632
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	145	148,429
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	140	143,051
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	245	245,109
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	30	30,533
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	960	972,939
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	475	477,408
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	500	500,976
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	325	326,686
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	250	248,234
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2027	15	15,749
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2027	5	5,250
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2027	35	35,902
Metropolitan Transportation Authority (Green Bonds), Series 2016 A2, Ref. RB	5.00%	11/15/2027	15	15,387

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	4.00%	11/15/2035	$25	$24,883
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2035	340	347,762
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	50	50,468
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	100,502
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.00%	11/15/2051	50	49,378
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2028	190	196,024
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	280	292,071
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	240	247,484
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	210	215,918
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	260	263,026
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2027	50	52,651
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2032	75	75,337
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2033	115	115,266
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	170	175,780
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.25%	11/15/2033	125	129,978
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2034	10	10,005
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2034	95	97,962
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	100	104,311
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2027	5	5,216
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	35	31,145
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	45	40,043
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	15,782
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2027	50	52,908
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2027	15	15,716
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	11/15/2034	20	20,728
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2029	15	15,670
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2030	25	26,082
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2032	120	124,810
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2033	170	176,513
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2036	20	20,645
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	301,932
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	101,065
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2027	55	57,720
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2027	110	116,016
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	140	146,551
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	185	190,455
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	180	187,520
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2027	10	10,475
New York (City of), NY, Series 2007 C, GO Bonds, (INS - AGI)(c)	5.00%	10/01/2027	5	5,249
New York (City of), NY, Series 2008 B, GO Bonds	5.00%	09/01/2027	50	52,373
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2027	20	20,916
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	35,754
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2027	10	10,458
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2029	75	77,840
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2030	165	171,001
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2032	55	56,797
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2033	10	10,307
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	270	282,362
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	130	135,779
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	120	124,862
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2036	385	394,644
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	370	378,205
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2039	35	35,585
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	30	31,374
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	250	257,632
New York (City of), NY, Series 2017, GO Bonds	5.00%	08/01/2031	65	67,235
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2027	35	36,602
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2027	505	528,121
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	313,735
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2027	50	52,289

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	$450	$466,994
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2027	50	52,373
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2027	105	109,807
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2027	5	5,229
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2027	5	5,229
New York (City of), NY, Series 2024 C, GO Bonds.	5.00%	03/01/2027	500	518,882
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2027	50	52,373
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2027	25	26,228
New York (City of), NY, Subseries 2023 F-1, GO Bonds	5.00%	08/01/2027	85	88,892
New York (City of), NY Industrial Development Agency, Series 2018, Ref. RB	5.00%	06/15/2038	15	15,384
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2027	15	15,433
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	424,432
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2033	30	30,989
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2033	20	20,757
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	90	92,505
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	115	117,842
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	180	169,968
New York (City of), NY Municipal Water Finance Authority, Series 2017, RB	4.00%	06/15/2037	145	141,782
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2029	135	140,164
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2032	5	5,171
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	205	210,066
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2038	10	10,208
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2030	15	15,558
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2031	5	5,180
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	35	36,464
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	1,000	1,018,997
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	450	458,548
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2027	270	282,220
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2029	5	5,230
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	305	318,804
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2029	15	15,691
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2033	5	5,136
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2034	5	5,125
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2035	25	25,567
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	120	122,114
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	151,882
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	253,062
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	255	257,540
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	15	15,176
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,025,051
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	160	165,452
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	290	298,894
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	365	374,091
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	85,074
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2037	40	39,702
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	35	35,174
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	36,219
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	140	144,676
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	65	66,898
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2033	175	179,245
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	30	30,097
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	80	82,170
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	40,833
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	275	276,506
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	240	247,111
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	110	112,076
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	360	358,996
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	305	307,285
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2030	55	56,702

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2032	$5	$5,139
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2027	65	67,973
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2029	30	31,180
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2030	185	191,850
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	120	124,121
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2035	55	56,612
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	95	99,825
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2031	50	51,296
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2032	625	640,233
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2033	5	5,107
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2034	15	15,293
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2036	100	101,630
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2037	25	25,349
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2029	70	72,240
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2032	40	41,097
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	15	15,540
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	4.00%	07/15/2036	145	142,690
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2027	25	26,143
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2027	80	83,659
New York (City of), NY Transitional Finance Authority, Series 2018-1, RB	5.00%	11/01/2029	10	10,393
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2027	515	541,157
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	300	315,237
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2027	75	78,809
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	635	667,252
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2027	35	36,434
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2027	40	42,032
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2027	10	10,410
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2027	50	52,540
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2027	25	26,270
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2027	5	5,254
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2027	5	5,254
New York (City of), NY Transitional Finance Authority, Subseries 1998 A-2, RB	5.00%	11/01/2027	285	299,475
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2031	25	25,815
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2033	40	41,090
New York (City of), NY Transitional Finance Authority, Subseries 2017 F-1, RB.	5.00%	05/01/2038	70	70,953
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2027	115	120,260
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2027	20	20,915
New York (City of), NY Transitional Finance Authority, Subseries 2022-1, RB	5.00%	11/01/2027	145	152,365
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	35,616
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(c)	5.50%	03/15/2027	5	5,241
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	2.80%	07/01/2027	325	324,338
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2027	35	35,745
New York (State of) Dormitory Authority, Series 2017 A, RB(a)(b)	5.00%	03/15/2027	85	88,522
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2027	85	88,522
New York (State of) Dormitory Authority, Series 2017 A, RB(a)(b)	5.00%	03/15/2027	45	46,864
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	10/01/2027	95	99,908
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	25	25,813
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2031	25	25,790
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2033	20	20,576
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	50	51,274
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2037	10	10,209
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	90	91,641
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	35,561
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	125	126,695
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	700	708,105
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	185	192,294
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	145	150,717
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	20	20,882
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	35	36,573

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2029	$75	$78,060
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2029	5	5,182
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2030	50	51,997
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	370	379,721
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2032	75	77,814
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	245	253,720
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2037	70	71,315
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	07/01/2037	210	206,017
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	230	233,942
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2027	60	62,366
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)(b)	5.00%	08/15/2027	80	84,094
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)(b)	5.00%	08/15/2027	10	10,512
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	65	67,475
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2031	65	67,334
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	115	118,882
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2033	40	41,307
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2034	25	25,763
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2035	100	102,840
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	195	199,706
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	152,351
New York (State of) Dormitory Authority, Series 2017, Ref. RB(a)	5.00%	02/15/2027	60	62,366
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2030	25	25,741
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2031	55	56,537
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2034	110	110,161
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2035	150	150,044
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2036	10	9,948
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2036	60	61,227
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	36,295
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	1,000	1,023,776
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)	5.00%	03/15/2027	10	10,414
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2027	70	72,900
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2027	215	224,817
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	20	20,784
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2033	250	257,211
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	225,600
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2027	195	203,079
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(c)	5.00%	10/01/2027	65	68,103
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2027	70	73,341
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	165	172,876
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2027	5	5,207
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(c)	5.00%	10/01/2027	10	10,477
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2027	30	31,186
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	65	67,693
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2038	5	5,110
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	290	293,937
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	41,831
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	85	87,055
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2041	200	199,129
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	97,300
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	70	72,173
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2034	25	25,848
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	4.00%	07/01/2036	775	767,108
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2042	600	602,695
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	55	57,427
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2027	20	20,691
New York (State of) Dormitory Authority (St. John’s University), Series 2017, Ref. RB	5.00%	07/01/2027	25	25,995
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(c)	5.00%	11/15/2027	10	10,577
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2027	55	56,951
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2027	255	264,044
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	264,891

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	$1,000	$1,013,121
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2027	15	15,552
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017 B-1, RB	5.00%	08/01/2029	20	20,716
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017 B-1, RB	4.00%	08/01/2038	500	487,491
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022, RB	5.00%	11/01/2027	55	57,793
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	145	146,489
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2027	25	25,558
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	35	36,619
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2029	15	15,604
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	230	238,744
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2032	15	15,541
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	25	25,844
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	145	149,598
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	90	92,683
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	80	80,853
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	55	57,545
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2027	15	15,694
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2027	60	62,776
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2027	15	15,694
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	205,833
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	200	205,210
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	450	460,914
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2034	10	10,226
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2035	15	15,312
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2038	15	15,191
New York State Urban Development Corp., Series 2017 C, Ref. RB(a)	5.00%	03/15/2027	20	20,811
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2031	35	36,217
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2032	5	5,164
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	35	36,005
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2037	90	91,756
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2038	25	25,398
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	151,600
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2042	25	25,182
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	280	287,317
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2036	40	40,916
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	181,511
New York State Urban Development Corp., Series 2017, Ref. RB(a)(b)	5.00%	03/15/2027	80	83,243
New York State Urban Development Corp., Series 2017, Ref. RB(a)(b)	5.00%	03/15/2027	80	83,243
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2027	5	5,198
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2027	90	94,669
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(c)	4.00%	10/15/2027	105	108,312
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2027	110	115,860
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	20	20,822
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	465	465,007
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2027	30	31,233
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	100	103,775

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	$215	$222,509
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	240	247,861
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	595	613,227
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	195	200,587
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	190	195,048
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2035	55	56,282
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2036	515	525,617
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	180	183,023
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	220	222,736
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2027	80	84,262
Triborough Bridge & Tunnel Authority, Subseries 2023 B-2, Ref. RB	5.00%	11/15/2027	5	5,266
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	125	130,879
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	300	301,398
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	55	57,930
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2027	455	475,103
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	5	5,266
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	45	47,386
Westchester (County of), NY, Series 2017 A, GO Bonds	4.00%	07/01/2029	5	5,126
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2027	15	15,325

				44,671,356

North Carolina-0.90%
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2027	500	523,094
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	50	50,060
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	100	103,218
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2027	45	46,746
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	40,398
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2027	5	5,250
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2027	80	81,759
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	230	239,643
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	550,288
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	85	88,795
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2027	15	15,670
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	25	26,116
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2027	70	72,935
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	165	171,917
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2027	65	67,725
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2027	45	46,804
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,209
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	35	35,677
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	30	31,159
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2027	80	83,430

				2,300,893

North Dakota-0.20%
Cass County Joint Water Resource District, Series 2024 A, Ref. RB.	3.45%	04/01/2027	500	499,087

Ohio-2.50%
Allen (County of), OH, Series 2017 A, Ref. RB.	5.00%	08/01/2027	100	104,044
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2027	60	62,024
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2037	25	25,209
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2047	100	97,446
Columbus (City of), OH, Series 2016-3, Ref. GO Bonds	5.00%	02/15/2027	85	88,212
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2027	20	20,460
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2029	5	5,081
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	130	131,255
Columbus (City of), OH, Series 2017, Ref. GO Bonds	4.00%	04/01/2030	20	20,397
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2027	30	30,690
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	90	93,498
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	120	124,889
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2027	15	15,611

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2027	$105	$109,277
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2027	185	194,019
Cuyahoga (County of), OH (Convention Hotel), Series 2014, Ref. RB	3.00%	12/01/2027	160	160,013
Cuyahoga (County of), OH (Convention Hotel), Series 2024, Ref. COP	5.00%	12/01/2027	40	41,784
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	500	458,731
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.50%	02/15/2052	125	122,273
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	50	46,100
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	530	526,898
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	126,928
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	55	57,886
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	4.25%	08/15/2047	440	387,859
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	90	94,565
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	130	136,259
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	125	130,145
Ohio (State of), Series 2019 A, GO Bonds(a)(b)	5.00%	05/01/2027	135	140,711
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	46,555
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	10	10,299
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2038	10	10,189
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	225	237,257
Ohio (State of), Series 2021, RB	5.00%	02/01/2027	10	10,337
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2027	150	154,637
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2027	15	15,464
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2027	210	221,440
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2018, Ref. RB	5.00%	12/01/2029	55	57,473
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2017, RB	5.00%	07/01/2042	500	503,106
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	95	98,853
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2027	80	82,874
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	40	41,754
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	90	94,878
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2027	350	365,347
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	90	93,164
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2027	75	78,289
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	40	42,208
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	243,003
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	100	105,420
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	280,976
Upper Arlington City School District, Series 2018 A, GO Bonds(a)(b)	5.00%	12/01/2027	15	15,828

				6,361,615

Oklahoma-0.53%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2027	80	81,411
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	100	101,751
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	25	25,196
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2047	10	10,039
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	115	118,242
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	70	73,031
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2027	100	103,493
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	20	20,155
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	35	36,192
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	80	80,827
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	45	46,388
Oklahoma (State of) Turnpike Authority, Series 2017, Ref. RB	4.00%	01/01/2031	25	25,183
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2039	365	354,357
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2040	5	5,065
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	70	72,383
Oklahoma County Independent School District No. 89, Series 2023 A, GO Bonds	3.00%	07/01/2027	20	20,031
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2027	55	56,177

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Tulsa (City of), OK, Series 2024 D, GO Bonds	4.00%	10/01/2027	$10	$10,269
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	105	109,772

				1,349,962

Oregon-1.03%
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	25,715
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	20	20,561
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	145	148,319
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	35	36,478
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	80	82,640
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	65	66,989
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	70	72,045
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	45	46,234
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	60	61,539
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	40	40,947
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	40	40,876
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	75	78,243
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	100	103,380
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	50	51,640
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	105	108,318
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	70	71,108
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2027	85	88,761
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	100	104,243
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2027	90	93,790
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2027	40	41,543
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	41,543
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2028	30	31,140
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2029	85	88,148
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)(b)	4.00%	07/01/2027	50	51,152
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	65	67,133
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	145	149,628
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(a)(b)	5.00%	09/01/2027	10	10,463
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(a)(b)	5.00%	09/01/2027	30	31,390
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	100,487
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	99,514
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2027	125	130,531
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	45	46,324
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	130	133,618
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	70	73,055
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	25	25,656
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	170	174,159

				2,637,310

Pennsylvania-4.95%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2027	20	20,526
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	195	203,928

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	$80	$83,613
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2019, Ref. RB	5.00%	08/01/2027	110	115,036
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, Ref. RB	5.00%	08/01/2027	60	62,721
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2024 A, Ref. RB	5.00%	08/01/2027	100	104,536
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	35	36,090
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2027	65	67,374
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	150	155,300
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	25	26,217
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	95	96,552
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	70	70,360
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2033	80	82,588
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	160	164,833
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	10	10,285
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	85	87,232
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	35,089
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	275	271,857
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	160	163,071
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2034	120	121,756
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	89,187
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016, Ref. RB.	2.63%	02/15/2027	135	133,609
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2027	30	30,926
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2027	10	10,458
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	90	89,116
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	60	61,418
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2027	15	15,198
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	115	117,978
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	101,113
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	260	268,853
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2027	5	5,189
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2027	50	52,077
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2027	225	234,548
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2027	95	99,529
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	160	164,020
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2027	95	98,317
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	265	276,953
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	85	89,195
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2027	10	10,468
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2034	90	88,835
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2035	60	58,607
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2037	140	133,183
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	450	400,607
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	45	46,226
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017, RB	4.00%	08/15/2034	85	84,618
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2036	115	112,246
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	30	27,575
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	100,387

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	$185	$188,007
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	270	252,013
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	65	67,259
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2032	15	15,506
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	45	46,406
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2034	30	30,855
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2035	20	20,588
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2036	85	87,301
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2038	5	5,079
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2041	35	35,321
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB.	6.00%	12/01/2030	85	90,395
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB.	6.38%	12/01/2038	55	57,858
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	15,404
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,273
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	45	45,311
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	200	201,521
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2027	80	84,197
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	220	225,055
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	168,420
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	500	504,602
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2027	5	5,203
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2032	5	5,148
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	4.00%	06/01/2039	175	168,763
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	170	175,908
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2035	30	30,767
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	310	310,419
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2037	215	211,426
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2038	215	209,679
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	255	264,481
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2037	215	211,448
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2038	75	72,768
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	675	686,246
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	5.00%	06/01/2031	55	56,713
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	4.00%	06/01/2038	375	365,598
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB, (INS - AGI)(c)	4.00%	06/01/2037	160	158,633
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	216,390
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	95	95,245
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	320	319,493
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	50,160
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	10	10,394
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2032	165	169,933
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2033	160	164,736
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2034	85	87,360
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	100	102,345
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	08/01/2035	155	159,032
Philadelphia (City of), PA, Series 2017 A, Ref. RB	5.00%	07/01/2042	5	5,023
Philadelphia (City of), PA, Series 2017 B, Ref. RB	5.00%	11/01/2029	100	103,927
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2031	135	139,043
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	55	55,633
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds, (INS - AGI)(c)	5.00%	08/01/2030	30	30,963
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2033	20	20,542
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	75	74,286
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	225	220,550
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	30	29,017

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2027	$35	$36,508
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2035	40	40,467
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	97,421
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	48,239
Philadelphia School District (The), Series 2007 A, Ref. GO Bonds, (INS - NATL)(c)	5.00%	06/01/2027	10	10,379
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	30	30,594
Pottsville (City of), PA Hospital Authority (Lehigh Valley), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	10	10,341
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2031	50	51,786
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	4.00%	08/15/2034	50	50,115
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2036	115	118,024

				12,616,917

Rhode Island-0.18%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	101,993
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	190	198,386
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	155	151,483
				451,862
South Carolina-0.44%
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2027	445	468,457
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2027	15	15,580
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	105	105,985
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	60	60,410
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2032	195	195,732
Piedmont Municipal Power Agency, Series 2021 C, Ref. RB	5.00%	01/01/2034	60	60,889
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2027	10	10,475
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	65	66,348
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	50,924
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2034	25	25,789
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	5	5,119
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2035	25	25,745
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2027	30	31,487

				1,122,940

South Dakota-0.10%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	26,493
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	240	238,013

				264,506

Tennessee-1.01%
Chattanooga (City of), TN, Series 2015 A, Ref. RB(a)(b)	3.00%	09/01/2025	35	34,853
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2037	15	15,125
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	10	10,009
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	195	189,096
Knox (County of), TN Health, Educational & Housing Facility Board (University Health), Series 2017, Ref. RB	5.00%	04/01/2036	50	50,147
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	92,060
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	464,907
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 B, RB	5.00%	07/01/2042	500	505,661
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2027	45	46,037
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2029	20	20,223
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	50,437
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	165	172,451
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2027	60	62,090
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2027	55	57,387

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	$475	$468,377
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	125	131,409
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	215	217,949

				2,588,218

Texas-7.19%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2027	120	125,378
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2027	155	160,753
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	179,125
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2027	85	89,342
Austin (City of), TX, Series 2017, Ref. RB(a)	5.00%	11/15/2027	10	10,492
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	55	57,382
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	65	65,730
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	50	52,554
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	31,316
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	100	101,027
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	5.00%	02/15/2048	75	75,135
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	100	104,634
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	270	277,208
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	205	214,500
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2027	75	78,476
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2027	80	83,707
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2027	50	52,317
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	225	227,238
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	165	171,152
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	200	202,862
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	5	5,188
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	155	160,831
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2027	45	47,221
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2027	20	20,987
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2027	80	83,949
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2027	50	52,468
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2042	5	5,049
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	150,921
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2027	510	527,720
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2027	20	21,020
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	5	5,188
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2033	500	515,026
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	80	82,029
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	150	153,169
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	210	219,640
Ector County Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	55	57,621
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	103,688
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	45	46,571
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	80	83,257
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	129,827
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2027	30	31,467
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	265	277,281
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2027	145	151,656
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2027	65	67,984

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	$200	$205,652
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	165	172,843
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2031	80	82,577
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2032	50	50,047
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2034	40	39,435
Harris County Cultural Education Facilities Finance Corp. (Teco), Series 2017, Ref. RB	4.00%	11/15/2035	25	24,272
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	116,666
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	66,907
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2027	95	98,604
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	118,257
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2033	30	30,114
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	55	57,770
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	1,000	1,010,543
Houston (City of), TX, Series 2017, A Ref. GO Bonds	4.00%	03/01/2037	5	4,885
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2027	70	72,872
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2027	40	41,518
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	45	47,266
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	85	86,216
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	10	10,257
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2027	45	47,027
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	110	111,355
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	135	141,168
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	100,103
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	20	20,171
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2027	20	20,764
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2027	15	15,573
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2027	35	36,404
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2027	50	51,909
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	113,937
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2030	5	5,174
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2034	50	49,176
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2035	325	314,338
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2036	80	76,095
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2037	100	93,988
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2047	30	29,960
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2027	75	77,933
North East Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2043	5	5,063
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2027	20	20,242
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	125	126,104
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2032	115	117,916
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	150	151,046
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	160	163,780
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2034	20	20,437
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2035	5	5,101
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2036	280	285,164

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2037	$10	$10,161
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	80	81,917
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	115	115,421
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	180,017
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(c)	4.00%	01/01/2034	465	465,531
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(c)	4.00%	01/01/2035	125	124,670
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(c)	4.00%	01/01/2036	50	49,468
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	190	196,022
North Texas Tollway Authority, Series 2023 A, Ref. RB	5.00%	01/01/2027	70	72,373
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	25	25,915
Permanent University Fund - University of Texas System, Series 2022 A, RB.	5.00%	07/01/2027	105	109,633
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	70	73,220
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	311,931
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	140,073
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	251,399
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	155,038
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2027	120	125,366
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2027	20	20,731
San Antonio Education Facilities Corp. (Trinity University), Series 2017, RB	5.00%	06/01/2047	315	318,958
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	315	319,452
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2027	40	40,689
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	210	217,916
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	140	144,978
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	155	160,134
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	190	196,756
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2029	130	135,675
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	35	36,465
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	55	57,302
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	10	10,405
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	30	31,215
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	85	88,204
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2034	185	191,128
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2035	45	46,321
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	185	193,874
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2027	165	173,257
Texas (State of) Transportation Commission, Series 2021, RB	5.00%	08/01/2027	10	10,454
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2027	225	233,879
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	25,717
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	75	78,068
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,151
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	25	25,193
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	191,808
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	823,664
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	100	103,915
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2034	80	80,398
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2037	75	73,693
Texas (State of) Water Development Board, Series 2017, RB	4.00%	04/15/2038	40	38,849
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	305	318,834
Texas (State of) Water Development Board, Series 2018, RB	5.00%	10/15/2027	120	125,931
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2033	5	5,153
Texas (State of) Water Development Board, Series 2018, RB	4.00%	08/01/2035	5	5,012
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2027	110	114,989
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	185	192,456
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2029	80	82,751
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2030	55	56,794
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2027	120	124,836
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2027	105	108,983
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2029	110	113,662

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	$235	$242,159
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2031	35	35,979
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2027	45	46,707
Trinity River Authority, Series 2017, Ref. RB.	5.00%	08/01/2030	45	46,571
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2027	170	172,433
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2027	60	62,227

				18,324,596

Utah-0.41%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2027	80	82,873
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	250	261,768
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	120	123,781
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2027	30	31,355
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2029	10	10,408
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2027	130	135,870
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	150	156,773
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(c)	5.25%	06/15/2027	50	51,614
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	205	204,608

				1,059,050

Virginia-1.91%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	75	77,896
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2027	15	15,411
Fairfax (County of), VA, Series 2025 A, GO Bonds	4.00%	10/01/2027	50	51,370
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2027	135	140,336
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2023 A, RB	5.00%	07/01/2027	135	141,012
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	96,099
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	45,603
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	105	106,950
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2027	15	15,580
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2038	20	20,386
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	360	366,247
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	20	20,251
University of Virginia, Series 2017 B, Ref. RB	5.00%	04/01/2044	5	5,050
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	50,675
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	115	117,672
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	210	217,504
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	290	300,363
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2027	40	41,429
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	205	206,034
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	75	77,680
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	115	118,553
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	40	41,188
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	195	201,968
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	245	253,755
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	4.00%	02/01/2037	5	5,006
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2027	70	73,280
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	62,755
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	170	172,408

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	$45	$47,109
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2027	500	523,429
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2027	85	88,983
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	60	62,465
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	130	135,853
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2030	5	5,215
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	115	119,900
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	25	25,125
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	150	150,001
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	130	134,862
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2027	500	524,567

				4,859,970

Washington-3.55%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	25	25,188
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	540	556,471
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	36,845
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2027	195	203,805
Energy Northwest (Bonneville Power Administration), Series 2016, Ref. RB	5.00%	07/01/2027	10	10,215
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	170	176,661
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2033	200	206,366
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2034	55	56,661
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	99,290
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	115	120,193
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	135	139,933
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	150	155,336
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	65	67,202
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	10	10,297
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	110	111,449
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	101,195
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	105	105,791
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	35	35,174
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	40	40,082
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	120	122,942
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2027	70	69,766
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	20	20,770
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	130	134,719
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	45	46,318
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	105	106,047
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	90	92,456
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	85	89,459
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	65	66,841

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	$55	$56,472
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	185	189,269
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	102,501
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	75	78,475
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	10	10,463
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2030	150	156,251
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2034	50	50,271
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	150	150,481
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2036	180	179,923
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	90	93,971
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	60,810
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2027	50	52,268
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	199,336
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	40	41,284
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	70	71,966
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	51,289
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2038	115	117,317
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2039	5	5,093
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	10	10,170
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	151,842
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	210	219,976
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	275	285,631
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	70	72,557
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	315	326,174
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	65	67,196
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	210	216,340
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2027	40	41,436
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	61,824
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	55	56,582
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2031	80	82,235
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	105	107,693
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2034	20	20,484
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2035	50	51,128
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2039	30	30,448
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	81,029
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	161,059
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2033	85	87,728
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	55	56,649
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	30	30,843
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	205	212,359
Washington (State of), Series 2018 D, Ref. GO Bonds	5.00%	08/01/2031	70	72,483
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	45	47,138
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	30	31,077
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	90	93,911
Washington (State of), Series 2022, Ref. GO Bonds	4.00%	07/01/2027	15	15,346
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2027	45	47,051
Washington (State of), Series 2025B, Ref. GO Bonds	5.00%	07/01/2027	80	83,662
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2027	35	35,770
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2027	610	638,977
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	75	77,804
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2032	150	155,099
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2035	40	41,124
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2027	20	20,461
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2027	65	67,962
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2027	90	94,256
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2027	15	15,538
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	135	135,694

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	$110	$111,431
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	150,634
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2036	20	19,999

				9,061,712

West Virginia-0.16%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	320	333,762
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2029	35	36,312
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	5.00%	06/01/2047	35	34,330

				404,404

Wisconsin-1.22%
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	100	94,456
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	185	192,641
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	155	161,218
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	25	25,934
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	285	296,772
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	210	218,424
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	40	41,554
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	200	207,262
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	15	15,545
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	5.00%	11/01/2027	130	135,370
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	275	285,902
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	240	249,514
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	170	176,739
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2027	80	83,369
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2027	40	41,685
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2027	35	36,474
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2027	40	41,685
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. GO Bonds	5.00%	07/01/2027	150	156,804
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2027	80	83,629
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2027	95	99,309
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	450	457,393

				3,101,679

TOTAL INVESTMENTS IN SECURITIES(d)-98.48% (Cost $253,736,230)				250,992,720
OTHER ASSETS LESS LIABILITIES-1.52%				3,882,328

NET ASSETS-100.00%				$254,875,048

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

AGI -Assured Guaranty, Inc.

AMBAC-American Municipal Bond Assurance Corp.

BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.31%
Alabama-0.44%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$180	$192,704
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	50	50,493
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	45	45,372
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 B, RB	5.00%	07/01/2043	300	301,061
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2028	120	126,568
Jefferson County Board of Education, Series 2018, Revenue Wts	5.00%	02/01/2046	100	100,662

				816,860

Alaska-0.09%

North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	150	159,455

Arizona-1.57%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2028	5	5,341
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2028	50	53,261
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2019, RB	5.00%	11/01/2044	10	9,914
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2028	20	21,015
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	50	45,204
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	253,761
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2037	5	5,121
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	20	20,155
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	52,671
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	158,192
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	50	52,490
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	150	157,219
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2032	5	5,223
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2033	35	36,441
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	460	477,507
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2035	45	46,561
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	19,835
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC-Arizona State University), Series 2018, Ref. RB	5.00%	07/01/2037	80	79,470
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	25	25,815
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2028	105	110,813
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	185	193,971
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2031	5	5,237
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2032	15	15,669
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	195	203,212
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	35	36,348
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2035	25	25,865
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	180,568
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	425	437,263
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	15	15,363
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2039	115	117,425
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2028	25	26,384

				2,893,314

Arkansas-0.04%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2033	20	20,768

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas-(continued)
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	$30	$31,084
Little Rock (City of), AR, Series 2022 A, GO Bonds	3.88%	02/01/2043	15	14,947

				66,799

California-16.67%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2028	20	21,587
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2028	110	117,290
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	80	85,302
Brentwood Union School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	173,284
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	76,046
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(b)	5.00%	02/01/2028	20	21,156
California (State of), Series 2013, Ref. GO Bonds	3.25%	10/01/2028	20	20,001
California (State of), Series 2017, Ref. GO Bonds	3.00%	08/01/2028	10	9,976
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	109,722
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	5	5,225
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	190	199,431
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	195	208,793
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	590	626,305
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2028	310	330,978
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2036	70	73,278
California (State of), Series 2019, GO Bonds	5.00%	11/01/2028	180	193,008
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	145	153,821
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	270	285,664
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	360	382,033
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	500	530,601
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	90	96,366
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	260	273,947
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	580	608,646
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	208,950
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	62,233
California (State of), Series 2020, GO Bonds	3.00%	03/01/2028	5	5,014
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	500	536,132
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	25	26,807
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	225	240,915
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	120	128,305
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2028	95	101,720
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	220	236,234
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	215	228,158
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	80	82,841
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2028	255	273,427
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	550	578,392
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2028	20	21,384
California (State of), Series 2023, GO Bonds	5.00%	10/01/2028	40	42,829
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2028	80	85,536
California (State of), Series 2024, GO Bonds	5.00%	08/01/2028	185	197,519
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2028	5	5,338
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	254,266
California (State of) (Green Bonds), Series 2014, GO Bonds	3.00%	10/01/2028	10	9,955
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2043	100	101,931
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2053	20	20,241
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2028	35	37,838
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2028	45	48,648
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	70	75,675
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	50	54,054
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	20	19,968
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2028	150	157,540
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	15	15,743

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	$40	$42,348
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	170	179,978
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	55	58,710
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2029	150	159,671
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2031	80	84,775
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2032	55	58,201
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2033	55	58,062
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2034	10	10,531
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	120,857
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB	5.00%	01/01/2028	200	209,900
California (State of) Infrastructure & Economic Development Bank (The Broad) (Green Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	95	101,617
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2028	10	10,682
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	730	744,976
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	145	146,635
California (State of) Municipal Finance Authority (Emerson College), Series 2017 B, Ref. RB	5.00%	01/01/2042	150	149,951
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	241,517
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	115	116,487
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	25	22,545
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2028	30	32,143
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2028	20	21,109
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2028	220	234,268
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2028	10	10,649
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)(c)	5.00%	10/01/2027	5	5,266
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	110	115,061
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	85	90,885
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2028	180	192,723
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2028	50	53,316
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	150	137,215
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2038	25	25,609
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	135	127,963
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	10	10,102
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	265	266,639
California State University, Series 2015 A, Ref. RB	3.25%	11/01/2028	5	5,001
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	115	121,702
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2036	65	68,146
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	220	224,388
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	151,676
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	4.00%	06/01/2028	150	155,840
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	5.00%	06/01/2028	150	160,135

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	$75	$68,008
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	125	130,195
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	60	54,498
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	25	26,155
East Side Union High School District, Series 2024 A, Ref. GO Bonds, (INS - AGI)(b)	5.00%	08/01/2028	25	26,794
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	25	22,934
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	56,932
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(b)	5.00%	08/01/2044	95	96,443
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	150	136,245
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2028	70	74,480
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	365	388,359
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	65	69,083
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2028	5	5,314
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	35	35,452
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	292,688
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	55	58,455
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	35	34,662
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	25	25,938
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2031	35	36,073
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2032	95	97,679
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2033	125	128,203
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	135	136,841
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	170	171,501
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2031	110	113,990
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2033	5	5,152
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2035	65	66,497
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	270	274,349
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	420,178
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	30	30,909
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2034	90	92,610
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2035	110	112,533
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2036	20	20,391
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	10	10,161
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2038	10	10,104
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2039	30	30,236
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	265	262,442
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	101,488
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2028	10	10,444
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	5	5,222
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	25	26,111
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2028	5	5,222
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	20	20,963
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	15	15,880
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2033	40	42,233
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	25	26,302
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	25	26,749
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2028	15	16,075
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	15	15,995
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	305	323,905
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2037	60	62,364
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2038	50	51,695
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	55	56,704
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	725	741,679
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	07/01/2035	15	15,725
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2028	565	604,354
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2028	45	48,224

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2028	$15	$16,090
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	50	53,635
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2028	15	16,090
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	154,192
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	15	13,742
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	70	74,629
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	195	207,896
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	155	165,251
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	55	58,637
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	105	111,944
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2028	90	95,952
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	35	35,801
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,091,928
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	75	78,910
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	85	89,298
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2031	15	15,739
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	25	26,122
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2034	105	109,328
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2035	30	31,120
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2036	15	15,519
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2037	10	10,316
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	20	20,549
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	295	301,747
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	25	26,653
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2028	5	5,331
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2028	75	79,960
Metropolitan Water District of Southern California, Series 2018 B, RB	5.00%	09/01/2028	50	53,977
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2028	100	107,868
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	175	175,686
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(b)	5.00%	08/01/2043	100	101,527
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	130	121,161
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	20	20,816
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	76,456
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2028	30	32,096
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGI)(b)	5.00%	09/01/2047	25	25,312
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(b)	5.13%	09/01/2028	50	54,009
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	206,567
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2028	100	105,467
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	185	185,388
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	150	150,243
Sacramento (City of), CA (Convention Center Complex), Series 2018, RB	5.00%	06/01/2043	65	64,894
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	135	144,962
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	70	75,165
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	55	59,058
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2028	15	16,107
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2028	45	48,711
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	60	64,948
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2028	110	118,655
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	130	131,341
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	25	25,416
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	297,793
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGI)(b)	5.25%	07/01/2028	135	145,291
San Diego Unified School District (Election of 1998), Series 2006, Ref. GO Bonds, (INS - AGI)(b)	5.25%	07/01/2028	60	64,574
San Diego Unified School District (Election of 1998), Series 2024 A, GO Bonds	5.00%	07/01/2028	20	21,347
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2028	5	5,337
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2028	100	106,735
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	50	53,108

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	$115	$122,148
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	140	141,007
San Francisco (City & County of), CA, Series 2022, Ref. GO Bonds	5.00%	06/15/2028	10	10,701
San Francisco (City & County of), CA, Series 2024 R1, Ref. GO Bonds	5.00%	06/15/2028	5	5,351
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	100	100,720
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	120	127,444
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	5.00%	05/01/2028	5	5,310
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	89,402
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	145	147,733
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2028	10	10,760
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	25,589
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2028	5	5,390
San Leandro Unified School District (Election of 2020), Series 2020 A, GO Bonds, (INS - BAM)(b)	4.00%	08/01/2043	55	50,655
San Lorenzo Unified School District, Series 2021, GO Bonds	4.00%	08/01/2047	80	73,388
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	150	152,355
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	189,388
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2028	25	26,881
Santa Clara (County of), CA Financing Authority, Series 2018 A, RB	4.00%	04/01/2043	20	18,516
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2028	95	101,457
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	20,526
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	102,592
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2028	10	10,699
Tuolumne (City of), CA Wind Project Authority (Tuolumne Wind Project), Series 2016 A, Ref. RB(a)(c)	5.00%	01/01/2027	75	77,589
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2028	10	10,344
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	45	45,951
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	25	25,283
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2031	5	5,270
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	25	26,266
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2033	25	26,177
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	185	193,054
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	75	77,978
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	110	114,057
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	65	67,184
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	30,914
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	680	692,986
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	126,393
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,315	1,339,646
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2028	5	5,310
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2028	45	47,813
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2030	35	35,740
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2031	40	42,137
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2034	20	20,871
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2035	65	67,581
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2036	100	103,689
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	75	77,520
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	240	247,314
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2039	50	51,437
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	285	290,284
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	85	77,044
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	190	192,013
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	70	69,664
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	160	146,911
Vernon (City of), CA, Series 2021 A, RB	5.00%	04/01/2028	100	104,154

				30,770,130

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-2.24%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	$290	$315,393
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	31,259
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2028	90	96,295
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	165	173,937
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	65	68,174
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2034	465	467,095
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2036	10	9,881
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	80	83,532
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2037	5	5,162
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	210	216,335
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2028	65	69,546
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2028	40	42,798
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	180	178,580
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	21,439
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2028	25	26,296
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2028	75	78,888
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,500
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	95	101,769
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2028	25	26,781
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	90	90,885
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	375	400,611
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2028	35	37,375
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2028	10	10,652
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2028	30	32,079
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	30	31,881
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2028	35	36,329
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	40	42,867
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2037	25	25,813
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2038	10	10,279
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2028	10	10,634
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	116,871
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	55	58,224
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	55	57,947
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	78,754
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2034	30	31,395
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2038	5	5,138
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	80	84,142
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2033	50	50,759
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	110	114,632
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2035	50	50,385
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2036	35	35,111
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2037	95	97,805
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	100	100,405
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2028	10	10,604
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	65	67,283
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	50	51,757
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	5.00%	06/01/2028	70	74,459
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2028	5	5,311
University of Colorado, Series 2017 A-2, Ref. RB(a)	4.00%	06/01/2038	85	87,231
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	170	165,077
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2039	25	23,929
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2028	5	5,341

				4,125,625

Connecticut-2.49%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2033	10	10,447
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2035	30	31,124
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	41,209
Connecticut (State of), Series 2018 A, Ref. GO Bonds	5.00%	04/15/2028	70	74,180

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	$185	$197,599
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	75	79,484
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2031	70	73,984
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2032	140	147,544
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2034	25	26,111
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2035	35	36,406
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	65	66,645
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2028	10	10,629
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	624,917
Connecticut (State of), Series 2018 C, GO Bonds	4.00%	06/15/2036	5	4,988
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2028	10	10,673
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2032	15	15,800
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2033	20	20,975
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2035	10	10,398
Connecticut (State of), Series 2018 E, GO Bonds	4.00%	09/15/2036	430	427,610
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2028	40	42,693
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	60	63,583
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	105,646
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	20	21,097
Connecticut (State of), Series 2020, RB	5.00%	05/01/2028	80	84,847
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	236,083
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	360	381,812
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	150	160,435
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	97,513
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2028	140	149,834
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2028	245	262,210
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2028	15	15,956
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2028	95	101,191
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2028	15	15,956
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2028	65	68,565
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2028	10	10,637
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2028	20	21,274
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2028	70	74,013
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2028	10	10,666
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	122,404
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	35	36,542
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	85	87,535
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	155	158,449
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	40	41,970
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2028	25	26,352
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	85	89,079
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2031	30	31,376
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2034	35	36,295
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2028	10	10,637
Connecticut (State of) Health & Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	5	5,294
University of Connecticut, Series 2018 A, RB	4.00%	04/15/2038	15	14,857
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	101,503

				4,597,027

Delaware-0.37%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	40	42,276
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2028	10	10,586
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	10,569
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2050	450	418,483
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	3.00%	07/01/2028	100	99,699
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	100	106,583

				688,196

District of Columbia-1.42%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2028	300	311,367
District of Columbia, Series 2017 A, Ref. RB	5.00%	07/01/2037	10	10,151

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2028	$20	$20,758
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	10	10,071
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	50	52,603
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	30	31,545
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	57,707
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2028	90	96,071
District of Columbia, Series 2019 A, RB	5.00%	03/01/2028	85	89,781
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2028	40	42,672
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	26,406
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	385	410,714
District of Columbia, Series 2020, RB	5.00%	12/01/2028	105	112,025
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	30	31,640
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2028	45	48,134
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2028	15	15,915
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	180	192,538
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2037	25	25,377
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	9,731
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	80,978
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	200,928
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2028	5	5,339
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	125,580
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	230	231,021
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2010, RB, (INS - AGI)(b)	6.50%	10/01/2044	50	53,232
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	135	140,334
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	115	122,191
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2028	70	74,377

				2,629,186

Florida-2.36%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	190	200,835
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	185	186,397
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(b)	5.00%	07/01/2028	150	159,463
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	150	147,442
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(b)	5.00%	07/01/2028	50	52,851
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2028	190	201,871
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2028	20	21,268
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	175	186,096
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2028	30	31,966
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2028	75	79,663
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	40	42,487
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2028	10	10,109
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	200	195,724
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	89,178
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	10	10,084
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	250	248,922
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	160	165,531
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	95	99,983
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	104,249
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(b)	5.00%	10/01/2028	55	58,619
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	26,120
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	60	62,804
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	41,819
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	116,413
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(b)	5.25%	04/01/2028	5	5,287
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	115	103,606
Orange (County of), FL School Board, Series 2017 C, COP	5.00%	08/01/2028	10	10,611
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	820	826,548
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	130	138,026
Palm Beach County School District, Series 2018 B, Ref. COP	5.00%	08/01/2028	90	95,557

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(b)	5.00%	08/01/2043	$60	$61,147
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2028	20	21,031
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	250	252,026
South Broward Hospital District, Series 2018, RB	4.00%	05/01/2048	20	17,145
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	35	36,316
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	150,489
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	101,949

				4,359,632

Georgia-1.76%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(b)	5.75%	11/01/2028	35	38,283
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	30	31,460
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2028	60	63,694
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2028	20	21,395
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	35	36,230
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2028	75	77,769
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	790	826,085
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	55	58,671
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	58,296
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	25	26,422
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	25,238
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	183,938
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	53,337
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	20	20,736
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	165,586
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	75	80,006
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2028	35	37,336
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(b)	4.75%	06/01/2028	40	40,884
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	215	216,333
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	400	415,927
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	225	221,408
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, Ref. RB	5.00%	01/01/2049	250	246,744
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2028	75	79,891
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	120	127,467
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	95	98,190

				3,251,326

Hawaii-0.81%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	25	25,930
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	94,006
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2028	35	36,938
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	180	189,049
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	140	146,632
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2032	5	5,080
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2032	25	26,083
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,398
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2034	5	5,187
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,408
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	120	124,152
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2036	10	10,318
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2037	30	29,922
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2038	5	5,126
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	63,322
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2028	15	16,054
Honolulu (City & County of), HI (Green Bonds), Series 2018 A, RB	5.00%	07/01/2037	145	148,785
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	110	117,401
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2030	135	142,493
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2028	95	100,498
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	185	195,707

				1,502,489

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.10%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	$170	$172,649
Idaho State Building Authority, Series 2024 A, GO Bonds	5.00%	06/01/2028	5	5,319

				177,968

Illinois-3.46%
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2033	70	72,334
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.25%	01/01/2028	105	108,582
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	80	84,021
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2028	5	5,251
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	45	48,119
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2028	15	15,784
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2028	15	15,697
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	20,841
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	55	58,565
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	145	148,528
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	95	96,989
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2028	15	15,370
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	870	899,164
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2028	25	26,700
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2030	20	20,747
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	15	15,536
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	75	77,515
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	90	92,804
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	150	154,290
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2035	100	102,452
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2036	25	25,557
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	90,341
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2043	100	100,235
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	55	57,515
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	15	15,488
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2028	15	15,710
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	95	98,953
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	170	176,715
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	170	175,800
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	545	570,798
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2028	15	15,615
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2028	5	5,263
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2028	35	36,436
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2028	25	26,070
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2028	5	5,214
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	85	88,789
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2028	15	15,642
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2028	15	15,596
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	400	412,875
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	4.25%	01/01/2028	255	264,774
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	5.00%	01/01/2028	215	227,234
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	25	25,229
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	78,422
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	3.00%	12/01/2028	15	14,869
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2028	85	90,745
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	120	124,187
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2028	5	5,270
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	100	106,221
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	165	170,603
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	254,170
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	370	372,007
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2028	55	57,890
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	150	157,883
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	55	57,890

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2028	$15	$15,788
Sales Tax Securitization Corp., Series 2017, Ref. RB	5.00%	01/01/2028	55	57,388
Sales Tax Securitization Corp., Series 2020 A, Ref. RB.	5.00%	01/01/2028	55	57,388
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2028	20	20,868
Southwestern Illinois Development Authority (Hospital Sisters Services, Inc.), Series 2017, RB	5.00%	02/15/2028	15	15,624
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(b)	5.00%	03/01/2028	70	73,539
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(b)	4.00%	04/01/2043	35	31,850
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2028	75	79,191

				6,386,931

Indiana-0.70%
Hammond Multi-School Building Corp., Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2038	60	61,237
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	295	311,354
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2028	25	26,694
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2028	10	10,403
Indiana (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	02/01/2028	50	52,851
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	182,374
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2034	15	15,576
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	02/01/2028	20	21,067
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	150	155,952
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2033	90	93,338
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2034	35	36,190
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	210	222,146
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	45	47,236
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2033	10	10,457
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2034	15	15,633
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2037	15	15,459
Indianapolis Local Public Improvement Bond Bank, Series 2017, Ref. RB	5.00%	01/01/2040	10	10,205

				1,288,172

Iowa-0.12%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	40	41,727
Iowa (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB.	5.00%	08/01/2032	165	173,506

				215,233

Kansas-0.11%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2028	110	117,154
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	80	79,998

				197,152

Kentucky-0.60%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	123,306
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	205,972
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2037	425	436,337
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(b)	5.00%	05/01/2034	80	83,494
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2028	30	31,976
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	88,391
Kentucky Bond Development Corp. (Centre College), Series 2018, RB	4.50%	06/01/2048	145	130,710
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023, Ref. RB	5.00%	10/01/2028	5	5,282

				1,105,468

Louisiana-0.18%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2028	10	10,562
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	50	53,220
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	115	121,420
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2031	80	84,235
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2028	5	5,322
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	22,931

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	5.00%	06/01/2045	$30	$29,683
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGI)(b)	5.00%	04/01/2048	5	5,012

				332,385

Maine-0.18%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	250	251,541
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	58,607
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	20	20,211

				330,359

Maryland-2.59%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	55	58,253
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2031	15	15,741
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	20	20,307
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	15	15,897
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	220	232,444
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	203,633
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	5	5,077
Maryland (State of), Second Series 2020 B, Ref. GO Bonds.	5.00%	08/01/2028	340	363,115
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	25,921
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	80	83,529
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2028	300	318,172
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2030	20	21,070
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2031	140	147,101
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2028	145	154,858
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2028	10	10,311
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	160	165,618
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2028	40	42,596
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2028	510	544,672
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2028	20	21,360
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds.	5.00%	03/15/2028	60	63,634
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds.	5.00%	08/01/2028	80	85,439
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds.	5.00%	03/01/2028	5	5,299
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	85	89,068
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	73,463
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	95	101,626
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	70	74,882
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2028	155	166,277
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2028	20	21,455
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	100	101,887
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	150	151,668
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	10	10,637
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2028	5	5,318
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	10	10,729
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2031	15	15,953
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2032	35	37,007
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	60	64,376
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	135	139,741
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	124,471
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2028	75	80,122
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2028	10	9,963
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	145	154,783
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	105,928
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2032	150	152,485
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2034	5	5,245
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	30	32,024
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	110	117,421
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	145	153,874
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2031	30	31,778

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2032	$10	$10,562
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	100	107,056
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2028	20	19,926

				4,773,772

Massachusetts-3.59%
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	136,965
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds	5.25%	08/01/2028	35	37,621
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds, (INS - AMBAC)(b)	5.25%	08/01/2028	85	91,365
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(b)	5.50%	01/01/2028	50	53,271
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	3.00%	07/01/2028	25	24,843
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	320	341,065
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	73,741
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	30	31,298
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	83,011
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2036	70	72,447
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2037	35	36,124
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2038	435	446,951
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2039	20	20,465
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	20	20,327
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2046	75	75,592
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2028	15	15,838
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2030	25	26,213
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	40	41,886
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	45	47,047
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	90	95,925
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2036	10	10,050
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2032	30	31,646
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	35	36,303
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	225	232,066
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	58,444
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	223,148
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2028	210	222,440
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2028	250	266,457
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	214,385
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2028	40	42,755
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2028	20	21,378
Massachusetts (Commonwealth of), Series 2021, RB	5.00%	06/01/2041	745	759,485
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2028	90	95,180
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	210	225,105
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2028	5	5,279
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	25,151
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2028	10	10,658
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	35	37,561
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	261,576
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	220,302
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	10	9,998
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2017 A, Ref. RB	5.00%	01/01/2040	115	115,475
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB.	5.00%	10/15/2028	5	5,308
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	251,849
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	55	57,078
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2031	245	253,912
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2032	40	41,326

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	$115	$118,457
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	70	71,869
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2035	30	29,788
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	145	142,258
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	95,798
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	3.05%	08/15/2028	125	124,116
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	185,712
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	20	20,330
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	300	304,568
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	21,107
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(b)	5.25%	08/01/2028	5	5,382

				6,625,695

Michigan-0.80%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	100,619
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	90,233
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	10	10,616
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	5	5,308
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	240	257,677
Michigan (State of), Series 2023, RB	5.00%	11/15/2028	45	48,315
Michigan (State of) Finance Authority (Ascension Health Credit Group), Series 1999, RB(a)(c)	4.00%	05/15/2028	25	25,475
Michigan (State of) Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	75	75,354
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2028	20	21,025
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	500	503,383
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	150	149,011
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	30	31,150
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	101,463
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	50	50,544

				1,470,173

Minnesota-1.58%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	232,569
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	300	272,567
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	150	160,810
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	60	61,864
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	70	71,986
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	175	179,405
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2035	20	20,415
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2036	190	193,016
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2028	100	104,908
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2028	20	20,982
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	35	37,314
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2030	15	15,879
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2031	60	63,446
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	190	200,498
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	84,188
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	175	183,648
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	200	209,360
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	40	41,747
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	26,006
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	420	435,107

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	$100	$106,611
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	133,263
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	35	37,456
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2028	25	26,653

				2,919,698

Mississippi-0.33%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	35	36,651
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	85	86,929
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2034	30	31,454
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2035	15	15,676
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2036	55	57,283
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2039	150	144,793
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	4,808
Mississippi (State of) Development Bank (Hinds County), Series 2018, RB	5.00%	03/01/2048	155	152,482
West Rankin Utility Authority, Series 2018, RB(a)(c)	5.00%	01/01/2028	80	84,327

				614,403

Missouri-0.44%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2028	35	37,482
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	87,506
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2028	30	31,575
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	145	152,854
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	325	341,411
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	17,151
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2028	40	42,493
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	55	56,303
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2028	40	42,975

				809,750

Montana-0.59%
Forsyth (City of), MT (Countryside Phase 2 South-Facilities), Series 2023, Ref. RB	3.88%	07/01/2028	105	106,050
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB	5.00%	06/01/2048	1,000	985,060

				1,091,110

Nebraska-0.30%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	247,959
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	25	26,650
Nebraska (State of) Public Power District, Series 2023 A, RB	5.00%	07/01/2028	215	225,670
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	45	47,554

				547,833

Nevada-1.33%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	185	196,671
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	129,518
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	60	62,418
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	20,711
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	10	10,324
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	100	102,853
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	30	31,727
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2031	70	73,832
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	65	68,370
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	115	120,599
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	305	318,835
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	45	46,805
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2036	20	19,995
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2037	45	44,511
Clark (County of), NV, Series 2018 B, GO Bonds.	4.00%	12/01/2039	5	4,764
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	105	111,369
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	251,040

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2028	$5	$5,303
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2028	160	169,705
Clark County School District, Series 2018 A, GO Bonds	4.00%	06/15/2038	15	14,287
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(b)	4.00%	06/15/2037	10	9,760
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(b)	4.00%	06/15/2038	75	71,998
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	370	371,143
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	50	53,111
North Las Vegas (City of), NV, Series 2018, Ref. GO Bonds, (INS - AGI)(b)	4.00%	06/01/2041	25	23,155
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	85	88,209
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(b)	4.13%	10/01/2048	45	41,053

				2,462,066

New Hampshire-0.08%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	35	37,313
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	105	105,748

				143,061

New Jersey-4.55%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	610	647,413
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2028	275	283,255
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(a)(c)	5.00%	12/15/2028	360	385,837
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2043	15	15,046
New Jersey (State of) Economic Development Authority, Series 2023, Ref. RB	5.00%	03/01/2028	90	94,675
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	15	15,470
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2036	115	118,109
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB, (INS - BAM)(b)	4.13%	06/15/2039	20	19,071
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	1,025	1,065,869
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	20,802
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	103,233
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RB	5.00%	06/15/2033	500	520,316
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2030	10	10,546
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2031	285	299,216
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2032	45	47,048
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	140	148,864
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	30	31,552
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	70	70,939
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	585	610,304
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	500	519,201
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	85	87,614
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.25%	12/15/2038	250	241,592
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, (INS - BAM)(b)	4.00%	12/15/2037	10	9,695
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	4.00%	06/15/2036	100	97,648
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	135	144,924
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	25	26,838
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	5	5,368
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	75	79,096
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2032	20	20,910
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2036	105	102,530
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2038	240	228,587
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	225	224,467
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB(a)(c)	5.00%	12/15/2028	30	32,205
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	25	26,138
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2028	90	95,699
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	30	31,687
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2028	15	15,844
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2028	20	21,127
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(b)	5.25%	01/01/2028	75	79,520

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	$15	$15,758
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	20	20,940
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	135	141,122
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	70	73,049
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	235	244,719
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2034	70	70,194
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2034	80	83,100
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	125	125,094
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	86,592
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	180	188,455
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2031	190	198,617
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2032	55	57,396
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2033	15	15,620
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2033	5	5,026
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2034	30	30,084
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	55	55,040
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2035	20	20,717
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	139,362
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2037	20	20,582
New Jersey (State of) Turnpike Authority, Series 2020 D, RB	5.00%	01/01/2028	100	102,811
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	113,148

				8,405,681

New Mexico-0.35%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	30	31,761
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	75	79,718
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2030	90	94,915
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	160	170,113
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	125	132,962
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	35	37,229
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	95	101,051

				647,749

New York-21.54%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2028	60	64,804
Build NYC Resource Corp. (The Young Men’s and Women’s Hebrew Association), Series 2024, RB	5.00%	12/01/2028	5	5,324
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2028	5	5,159
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	55	57,642
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	50	52,231
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	78,058
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	65	67,214
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	15	15,450
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	205	216,735
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	750	790,714
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	5	5,015
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2037	25	24,407
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2028	20	21,397
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	795	787,296
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	180	186,648
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	206,325
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	185	190,258
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	90	92,141
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2028	5	5,229
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	20	20,863
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2029	130	135,195
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2031	90	93,114
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	245	245,566
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2034	140	139,036
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2034	170	174,457
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	590	581,304
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2037	80	76,356

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	$165	$154,993
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2028	20	21,162
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2028	25	26,452
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2032	60	63,005
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2033	60	62,830
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2034	35	36,538
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2028	25	26,978
New York & New Jersey (States of) Port Authority, Series 2022, Ref. RB	4.00%	12/01/2028	20	20,786
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	25	25,957
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	51,723
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	55	53,423
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	125	126,128
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	75	80,560
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	35	37,351
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	175	184,325
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	25	26,184
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	30	31,336
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	200	208,209
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	105	108,920
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	165	170,563
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2038	5	5,127
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	240	255,916
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	55	57,144
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2028	85	88,314
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	45	47,297
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	30	31,244
New York (City of), NY, Series 2017 C, Ref. GO Bonds	4.00%	08/01/2034	50	50,416
New York (City of), NY, Series 2017, A Ref. GO Bonds	5.00%	08/01/2029	10	10,476
New York (City of), NY, Series 2018 E, GO Bonds	5.00%	03/01/2031	5	5,217
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	60	62,458
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2035	50	51,966
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2036	140	137,982
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2037	5	5,127
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	25,404
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2028	20	21,297
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	270	287,511
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	490	523,924
New York (City of), NY, Series 2020 C, Ref. GO Bonds	5.00%	08/01/2028	25	26,621
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	190	202,323
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	20	21,326
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2028	30	31,946
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2028	30	31,946
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2028	10	10,649
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2028	100	106,486
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	205	218,295
New York (City of), NY, Subseries 2008 J-5, GO Bonds	5.00%	08/01/2028	300	319,457
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2028	5	5,293
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	540	564,570
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	10	10,415
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2035	30	31,119
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	50	51,678
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	110	112,717
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	305	311,621
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	80	81,654
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2041	570	579,835
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	8,948
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	40,421
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	235	244,145
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	340	352,177
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2035	95	98,085

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2036	$40	$41,181
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2037	25	25,647
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2038	65	66,444
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	80	81,332
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	110	111,138
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	241,779
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2028	45	48,050
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2028	5	5,332
New York (City of), NY Industrial Development Agency, Series 2021, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2028	35	36,653
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2028	100	104,071
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2030	20	21,075
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	15	15,627
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	70	71,424
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	165	167,912
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	50	51,173
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2037	320	315,271
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	280	281,670
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	100	101,380
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, Ref. RB	5.00%	06/15/2037	235	241,598
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2028	15	15,998
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2028	250	266,628
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	180	181,375
New York (City of), NY Municipal Water Finance Authority, Subseries 2020 AA-2, RB	5.00%	06/15/2028	60	63,991
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-2, RB	5.00%	06/15/2030	25	26,588
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	135	144,346
New York (City of), NY Transitional Finance Authority, Series 2002-1, Ref. RB	5.00%	11/01/2028	95	101,577
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	10	10,409
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	30	31,200
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	565	585,165
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	95	98,075
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2037	10	10,292
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	105	107,628
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	30	30,673
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	200	203,329
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	50	52,293
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2034	230	239,234
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2035	5	5,185
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	30	31,029
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	165	166,880
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	205	206,700
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2028	90	95,850
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	10	10,512
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2031	15	15,733
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	65	67,797
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	760	788,147
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2036	35	34,596
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2033	525	547,593
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	310	322,446
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	25	26,077
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	55	56,673
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	95	96,110
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2028	55	58,575
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	100	104,015
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	415	427,627
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	295	315,423
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	80	85,539
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2028	60	63,891
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	325	347,500
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	150	159,750
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2028	215	229,885

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2028	$125	$132,538
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2028	10	10,692
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2028	5	5,346
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	30	32,077
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	10,649
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	90	94,215
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	85	88,202
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	30	31,019
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2037	10	10,303
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	55	56,170
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	500	507,493
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB.	5.00%	08/01/2035	145	150,462
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB.	5.00%	08/01/2036	180	186,116
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB.	5.25%	08/01/2037	55	57,088
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB.	4.00%	08/01/2038	355	343,681
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-2A, Ref. RB	5.00%	07/15/2034	25	26,004
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	210	223,649
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	235	247,023
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	100	104,889
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	245	255,544
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2035	35	36,296
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	110	113,774
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	150	154,564
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2032	165	172,568
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2034	110	114,416
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	4.00%	07/15/2038	15	14,440
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.00%	07/15/2033	25	26,076
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.25%	07/15/2035	20	20,899
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	105	109,451
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2038	5	5,130
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	90	85,598
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2028	45	48,115
New York (State of), Series 2019 A, GO Bonds	5.00%	03/01/2028	5	5,315
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(b)	5.50%	03/15/2028	30	32,117
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	50	52,885
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	10	10,711
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2031	110	115,191
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	115	119,815
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2032	125	131,505
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	110	115,381
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	270	279,438
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	195	194,419
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2036	5	5,138
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	190	197,202
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2038	95	97,797
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	150	152,651
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	300	307,879
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2040	380	389,040
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	35	35,318
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	151,604
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)	5.00%	03/15/2028	170	180,867
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)(c)	5.00%	09/15/2028	10	10,742
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2030	45	47,638
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	09/15/2030	10	10,579
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	100	105,632
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2032	285	300,192
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	08/01/2032	375	382,017
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	20,798
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	100	103,168
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	115	116,940

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB(a)(c)	5.00%	03/15/2028	$15	$15,959
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	60	62,782
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	100	104,170
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	10	10,379
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	50	51,702
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	10	10,177
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)(c)	5.00%	09/15/2028	5	5,371
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	325	344,154
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2032	25	26,229
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2033	35	36,554
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2034	225	233,970
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	250	258,710
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	400	403,246
New York (State of) Dormitory Authority, Series 2018, Ref. RB(a)	5.00%	03/15/2028	50	53,196
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2030	65	68,300
New York (State of) Dormitory Authority, Series 2018-1, Ref. RB	5.00%	01/15/2032	160	166,686
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2028	15	15,814
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	10	10,573
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2028	20	21,316
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2032	50	52,614
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2033	10	10,489
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2034	100	104,538
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2035	45	46,880
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2028	155	165,200
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2028	65	68,722
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2028	60	63,835
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(b)	5.00%	10/01/2028	5	5,331
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(b)	5.00%	10/01/2028	80	85,265
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	07/01/2028	200	211,183
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2028	60	63,436
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2028	25	26,501
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2028	30	31,918
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	315	324,439
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	100	102,681
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	260	273,417
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	370	384,164
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2037	10	10,246
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	220	226,839
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	70	71,909
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	425	433,456
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	240	243,859
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	25	25,206
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,113
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	153,118
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	156,160
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	95,630
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	100,600
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	280	285,583
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	15	15,112
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	340	347,871
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	635	657,451
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	25	26,554
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2028	10	10,631
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(b)	5.00%	11/15/2028	205	221,152
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(b)	5.00%	11/15/2028	65	70,121
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	30	31,669
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	95	99,260
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	20	20,856
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2033	40	41,534

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2034	$5	$5,179
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	60	61,941
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	4.00%	01/01/2036	225	221,436
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	28,777
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2028	20	21,173
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2028	5	5,278
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2028	15	15,834
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	20	21,173
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	60	63,468
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018 C-2, RB	5.00%	05/01/2032	10	10,455
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	5.00%	08/01/2034	70	72,967
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020, RB	5.00%	08/01/2028	55	58,567
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022, RB	5.00%	11/01/2028	65	69,500
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	52,075
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	40	42,171
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2043	40	40,576
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	151,163
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2028	20	21,348
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	85	90,730
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2028	20	21,348
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2028	15	16,011
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	202,527
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	46,395
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	110	112,848
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	85	86,917
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	135	137,525
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	105	105,953
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	50,410
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	155	160,398
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	175	185,118
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2028	5	5,363
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2028	105	111,215
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2028	75	79,023
Sufflock (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(b)	4.00%	10/15/2028	10	10,229
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	15	14,961
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	150	160,843
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	530	568,313
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	02/01/2028	1,010	1,066,531
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2028	15	16,081
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2028	60	64,337
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2028	190	202,811
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2028	35	37,530
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	330	353,855
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	5	5,036
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	325	326,933
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	10	10,041
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2033	30	31,249
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	45	46,690
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	160	165,318
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	30	30,873
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	80	81,984

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	$100	$106,310
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, Ref. RB	5.00%	11/15/2028	185	198,373

				39,744,456

North Carolina-0.96%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	215	229,350
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	400	423,228
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	40	42,179
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2033	15	15,752
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	20	20,916
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	10	10,667
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	25	26,746
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	05/01/2028	20	21,241
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	175	182,093
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2030	55	58,219
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2031	250	263,902
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	85,239
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2028	5	5,310
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	285	302,679
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2028	5	5,284
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	35	35,271
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	15	15,080
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2028	10	10,704
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2028	15	15,880

				1,769,740

North Dakota-0.10%

University of North Dakota, Series 2018, COP	5.00%	04/01/2057	195	191,228

Ohio-2.29%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2028	80	83,751
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	80	83,538
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2037	235	226,897
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	20	19,011
Allen (County of), OH (Mercy Health), Series 2017 A, Ref. RB	5.00%	08/01/2042	45	44,820
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2028	30	31,843
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2028	5	5,262
American Municipal Power, Inc. (Fremont Energy Center), Series 2017, Ref. RB	4.00%	02/15/2042	150	138,193
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2028	35	37,715
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	125	126,291
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	40	41,198
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	119,574
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2028	35	37,181
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	26,337
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	40	42,012
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	55	57,626
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	10	10,448
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	26,038
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2028	60	63,740
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	85	90,921
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2028	60	64,179
Cuyahoga Community College District, Series 2018, GO Bonds	4.00%	12/01/2042	15	13,739
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	150,782
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	28,642
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2037	35	34,625
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	20	18,615
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	69,561
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	40	42,807
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2028	80	85,671
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	70	74,715
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2028	110	117,014

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	$190	$203,951
Ohio (State of), Series 2021, RB	5.00%	02/01/2028	40	42,228
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	120	125,061
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	125	130,101
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	90	93,338
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	345	340,867
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	40	42,041
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	4.00%	01/01/2034	50	50,127
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	15	15,434
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2032	130	131,873
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2033	80	80,838
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2032	10	10,444
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	55	58,032
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	165	173,236
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	50	52,363
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	145	151,127
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	165	174,481
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	145	154,237
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2028	160	171,641
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2028	5	5,327
University of Cincinnati, Series 2018 A, Ref. RB	5.00%	06/01/2044	5	5,039

				4,224,532

Oklahoma-0.26%
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	175	186,040
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2028	15	15,771
Oklahoma (State of) Turnpike Authority, Series 2017 D D, Ref. RB	5.00%	01/01/2028	140	147,215
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019, RB	5.00%	09/01/2028	125	132,970

				481,996

Oregon-0.68%
Benton & Linn (Counties of), OR Consolidated School District No. 509J & 509A Corvallis, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	100	102,779
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2028	85	90,551
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	80	85,153
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2028	145	154,036
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	4.00%	10/01/2033	25	25,207
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	120	120,851
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	90	95,282
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	50	53,145
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	150	156,614
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,019
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	45	46,697
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	105	105,594
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	15	15,472
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	56,528
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	5	5,116
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	5	5,100
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	106,299

				1,250,443

Pennsylvania-3.78%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	137,230
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2028	30	31,389
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	30,993
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	19,340

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	$55	$47,674
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	450	439,332
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	265	273,124
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	142,801
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	35	36,751
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	40	42,196
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	100,788
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	120,590
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(b)	5.50%	08/01/2028	345	370,069
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	22,750
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGI)(b)	4.00%	12/01/2041	30	28,494
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2028	30	31,335
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	5	4,167
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2043	150	150,276
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2048	150	145,826
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	94,161
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	250	258,319
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2028	80	84,434
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	150	149,413
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	4.00%	03/01/2033	10	10,147
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	4.00%	03/01/2034	20	20,242
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	3.75%	03/01/2039	415	399,511
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(b)	4.00%	03/01/2035	150	150,326
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	265	277,965
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	212,176
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2028	85	90,691
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	400	413,609
Pennsylvania (Commonwealth of), Series 2018, GO Bonds	4.00%	03/01/2036	65	65,140
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2028	200	212,938
Pennsylvania (Commonwealth of), Series 2021, GO Bonds	5.00%	05/15/2028	10	10,616
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	70	74,790
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2028	20	21,323
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	60	60,574
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	10	10,086
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2003, RB, (INS - AGI)(b)	5.50%	06/01/2028	35	37,376
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2013 A-2, RB	5.00%	12/01/2038	70	71,981
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	15	15,503
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	301,257
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	210	211,962
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	150	150,628
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2039	40	40,797
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	365	367,008
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2048	5	5,026
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2030	35	36,956
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2013 A-2, RB	5.00%	12/01/2033	140	146,863
Peters Township School District Washington County, Series 2018 C, GO Bonds	5.00%	09/01/2040	20	20,443
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	10	10,152
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	65,373
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	160	169,537

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	$185	$188,153
West Shore School District, Series 2020, GO Bonds	4.00%	11/15/2045	380	343,264

				6,973,865

South Carolina-0.90%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2028	155	165,903
Columbia (City of), SC, Series 2018, RB(a)(c)	5.00%	02/01/2028	30	31,711
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	75	79,644
Florence (County of), SC, Series 2023, RB	5.00%	06/01/2028	90	95,467
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2028	60	64,220
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2028	20	21,174
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	40	40,962
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	248,952
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	85	83,630
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	113,740
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	160	164,851
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2034	50	51,372
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2038	225	227,911
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2028	5	5,321
South Carolina (State of) Transportation Infrastructure Bank, Series 2019 A, RB	5.00%	10/01/2032	30	31,668
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	120	128,212
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	100	97,231

				1,651,969

Tennessee-0.87%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	160	163,587
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2037	150	152,369
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	4.00%	07/01/2040	80	72,429
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	65	67,139
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	145	153,164
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2031	85	89,654
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	80	84,189
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	50	50,237
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2035	115	115,082
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	195	195,083
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2037	150	148,529
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	60	63,260
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2028	15	15,942
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2028	225	236,208

				1,606,872

Texas-8.44%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2028	55	57,959
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	13,133
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(b)	5.00%	02/15/2043	15	15,108
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	55	58,826
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	60	64,174
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2028	10	10,672
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	5	5,267
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	210	213,400

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2034	$45	$45,490
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	100	100,690
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	5	5,313
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	20	19,648
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2038	155	148,543
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	100,447
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	147,267
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	30	31,976
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2028	55	58,622
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2028	415	442,328
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	26,412
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	26,432
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	5	5,286
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2048	145	145,330
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	65	66,066
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	115	116,673
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2028	30	32,027
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2028	25	26,689
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2028	20	21,351
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2028	60	63,276
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2028	5	5,273
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(b)	5.25%	12/01/2028	55	59,247
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	45	48,103
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	21,161
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	205	216,136
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	4.00%	08/15/2034	80	80,191
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	20,938
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2028	100	105,352
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	15	15,974
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2034	50	50,411
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	10	10,048
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	45	45,045
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	20	19,770
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	255	249,314
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	41,693
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	35	36,676
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	30	30,484
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	115	116,522
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	90	90,875
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2034	275	284,420
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2035	25	25,780
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2036	80	82,246
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	75	77,918
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2037	5	5,122
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	300	306,194
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	405	409,379
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	215	215,852
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2036	5	5,005
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2037	90	89,304

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	$30	$32,033
Harris (County of), TX Metropolitan Transit Authority, Series 2018, RB.	5.00%	11/01/2030	85	90,072
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	510	532,986
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	35	36,379
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	215	209,993
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	111,134
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2028	505	537,776
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	110	116,506
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	40	41,856
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2030	5	5,232
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2031	5	5,224
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2031	60	63,412
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	10	10,397
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2034	55	57,031
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	215	222,274
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2037	15	15,276
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	25	25,354
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	220	223,165
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2028	105	110,735
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2028	20	21,092
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	135	139,727
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	156,324
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	22,453
Katy Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	5	5,284
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2028	35	34,830
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	85	90,517
Little Elm Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	35	35,230
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	60	60,375
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	180	178,526
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2028	10	10,555
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2028	25	26,388
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(b)	5.00%	05/15/2028	25	26,461
Nacogdoches Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)(a)(c)	5.00%	02/15/2028	10	10,538
Nacogdoches Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	90	90,148
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.95%	08/01/2028	15	14,905
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	106,440
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	190	193,994
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	45	45,773
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	580	585,563
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	235	236,998
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2035	135	139,133
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	145	149,289
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	575	549,257
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	50	50,268
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	50	52,577
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	85	89,799
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	620,091
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	70	74,971
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	35	37,229
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2028	85	89,640
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	10	10,565

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	$75	$79,911
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	80	80,047
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2028	110	115,983
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	210	223,358
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2028	5	5,139
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	191,912
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2028	55	58,764
Texas (State of) Transportation Commission, Series 2018, RB	5.00%	08/01/2028	105	109,489
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	30	31,721
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	150	158,322
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	78,802
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2033	20	20,186
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	55	55,343
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	455,744
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	25	21,912
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	280	297,772
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	105	110,844
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	80	80,582
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2035	10	10,027
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2036	1,050	1,046,592
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2037	20	19,632
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	87,397
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	225	227,611
Texas (State of) Water Development Board, Series 2018, RB	5.00%	04/15/2031	270	286,328
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	75	79,841
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2028	70	74,518
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2028	40	42,725
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	10	10,363
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	70	72,518
Tomball Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)(a)(c)	5.00%	02/15/2028	65	68,325
Tomball Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	35	35,558
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	25	25,973
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	15,546
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2037	25	25,803
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2028	35	36,883

				15,576,084

Utah-0.36%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	20	21,062
Nebo School District, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	07/01/2028	90	95,733
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	19,888
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	75,852
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2028	70	74,649
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2028	90	96,007
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2028	25	26,669
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	175	173,395
Utal (State of) State Building Ownership Authority (state Facilities Master Lease Program), Series 2024, Ref. RB	5.00%	05/15/2028	75	79,601

				662,856

Virginia-1.23%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	10	10,714
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2028	25	25,922
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2028	40	42,337
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(a)(c)	5.00%	01/01/2028	85	89,597
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(a)(c)	5.50%	01/01/2028	205	218,621
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	10	10,145
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	280	282,331

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	$45	$47,690
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2028	80	84,478
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	360	380,150
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	26,262
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	105	110,877
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	195	205,914
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	5.00%	02/01/2028	25	25,847
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, Ref. RB	5.00%	02/01/2030	45	47,335
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2028	10	10,473
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	175	186,678
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	220	234,681
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2028	5	5,334
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2028	25	26,180
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	198,387

				2,269,953

Washington-3.45%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	245	262,705
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	85	88,991
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2033	60	62,649
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	125	130,164
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	90	94,672
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2031	30	31,444
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	57,582
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	85	88,752
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	80	83,305
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	130	135,227
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	215	229,153
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	190	202,507
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	105	109,330
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2028	175	186,520
Energy Northwest (No. 3), Series 2024 B, Ref. RB	5.00%	07/01/2028	70	74,608
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	110	114,177
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	25	25,767
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	120	123,246
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	35	36,938
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	70	73,431
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	25	25,079
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	160	159,985
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	75	77,595
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	100	106,931
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2028	50	52,184
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2028	180	191,505
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	214,758
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2028	10	10,327
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	170	176,971

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	$30	$31,473
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	83,722
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	360	375,042
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	130	135,015
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	65	67,287
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	45	46,418
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	165	168,521
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	50	50,764
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2030	50	52,396
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	85	88,984
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2032	95	99,304
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2033	60	62,656
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2034	15	15,613
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2035	50	51,928
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	60	62,190
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	125	129,015
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	95	97,736
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	50	51,274
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	194,503
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	5	5,107
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	80	85,414
Washington (State of), Series 2020 C, Ref. GO Bonds	5.00%	02/01/2028	160	169,251
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2028	20	21,286
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2028	25	26,692
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2028	100	104,100
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	75	80,075
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2028	30	32,030
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2028	15	15,867
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2028	235	248,588
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2028	5	5,338
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	50	51,675
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2028	15	15,502
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	133,598
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	20	20,493
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	140	143,521
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	110	113,438

				6,362,319

West Virginia-0.65%
Morgantown Utility Board, Inc., Series 2018 B, RB	5.00%	12/01/2043	5	5,045
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2031	55	57,913
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	100	104,893
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2032	10	10,474
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2033	50	52,295
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2033	10	10,447
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	75	78,217
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	140	145,753
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2035	35	36,375
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2036	65	67,331
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2036	20	20,684
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2038	5	5,127
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	160	165,066
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	56,189
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	150	152,821
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	35	35,542
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	60	62,455

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	$105	$101,991
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	40	40,428

				1,209,046

Wisconsin-0.56%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	65	65,550
Wisconsin (State of), Series 2020 A, GO Bonds	4.00%	05/01/2040	100	95,996
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2028	60	63,687
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	105	111,453
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2028	35	37,151
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2028	85	90,224
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2028	155	164,525
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2028	10	10,615
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	235	244,901
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2028	15	15,632
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	50	53,140
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.00%	04/01/2039	80	76,248

				1,029,122

TOTAL INVESTMENTS IN SECURITIES(d)-98.31% (Cost $184,240,025)				181,409,179
OTHER ASSETS LESS LIABILITIES-1.69%				3,121,566

NET ASSETS-100.00%				$184,530,745

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCD	-National Campus and Community Development
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.49%
Alabama-0.37%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2025 B, Ref. RB	5.00%	09/01/2029	$250	$270,843
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	215	233,771
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2029	130	138,536
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	45,350
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	25	25,023

				713,523

Alaska-0.11%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2029	25	27,001
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2029	165	177,982

				204,983

Arizona-1.10%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	170	184,398
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2029	225	243,525
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2029	55	57,932
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2054	90	88,348
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	250	266,090
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2029	5	5,371
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	50	53,361
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	160	168,191
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	25	24,891
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	200	204,511
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2039	15	15,336
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	355	357,074
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	17,626
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	130	130,756
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	10	9,937
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2029	135	141,988
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	140	150,387
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2029	5	5,371

				2,125,093

Arkansas-0.08%

El Dorado Special School District No. 15, Series 2023 A, Ref. GO Bonds	5.00%	02/01/2050	150	150,213

California-17.14%
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2029	15	16,297
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(c)	5.00%	10/01/2029	85	93,105
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	125	135,476
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	45	48,771
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	100	98,941
California (State of), Series 2015, GO Bonds	3.00%	03/01/2029	15	14,875
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	250	247,917
California (State of), Series 2018, GO Bonds	5.00%	10/01/2029	125	133,134
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2029	10	10,623
California (State of), Series 2019, GO Bonds	5.00%	11/01/2029	725	789,238
California (State of), Series 2019, GO Bonds	5.00%	04/01/2031	700	750,108
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	234,900
California (State of), Series 2019, GO Bonds	5.00%	04/01/2033	35	37,225
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	1,030	1,111,250
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	25	26,972
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	81,511
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	45	48,221
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	835	900,880
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	35	37,370

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	$1,050	$1,127,838
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	260	276,531
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	330	331,220
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	370	390,157
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2037	10	9,835
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2038	25	26,061
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	835	812,106
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	40	41,724
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	140	150,842
California (State of), Series 2020, GO Bonds	5.00%	11/01/2029	15	16,329
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2029	225	244,936
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2029	5	5,436
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	585	636,036
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2029	20	21,717
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	15	16,309
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2029	20	21,799
California (State of), Series 2022, GO Bonds	5.00%	04/01/2029	10	10,789
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2029	40	41,650
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	35	38,006
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	260	282,327
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	10	10,872
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	175	189,789
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	30	32,535
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	370	402,784
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	33,370
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	95	102,894
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	165	176,587
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	80	86,048
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	20	21,796
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	60	65,230
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	25	26,963
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	65	69,815
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	275	302,668
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2029	25	27,515
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	260	283,707
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020 A, Ref. RB, (INS - Cal-Mortgage)(b)	4.00%	11/01/2040	45	43,479
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	545	589,368
California (State of) Infrastructure & Economic Development Bank (California Academy of Sciences) (Green Bonds), Series 2024, Ref. RB	3.25%	08/01/2029	90	89,975
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	500	508,206
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	135	136,569
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2029	60	65,902
California (State of) Infrastructure & Economic Development Bank (Equitable School Revolving Fund) (Social Bonds), Series 2024, RB	5.00%	11/01/2029	5	5,285
California (State of) Municipal Finance Authority (Town and Country Manor), Series 2019, Ref. RB, (INS - Cal-Mortgage)(b)	5.00%	07/01/2049	230	234,867
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2029	150	161,021
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2029	70	75,715
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	155	168,264
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	30	32,139
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	100	106,902
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	240	255,568
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	250	257,260
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2029	50	54,148

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2029	$5	$5,415
California State University, Series 2019 A, RB	5.00%	11/01/2039	535	554,990
California State University, Series 2019 A, RB	5.00%	11/01/2040	145	149,529
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	101,278
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	204,610
Etiwanda School District (Election of 2016), Series 2020 A, GO Bonds	4.00%	08/01/2049	100	90,830
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	90	80,034
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	75	77,280
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2029	185	200,271
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	25	25,517
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	370	397,863
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	205	219,351
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	100	105,923
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2029	5	5,403
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	25	27,088
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2035	220	234,235
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	345	363,747
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2038	15	15,720
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	30	32,380
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	125	130,474
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	275	285,812
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2030	15	15,663
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2033	30	31,037
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	555	567,484
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2037	70	71,181
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	230	232,686
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	99,311
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	98,275
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	120,557
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	40	41,769
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2031	40	41,672
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	305	316,715
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2033	15	15,518
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	45	45,093
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	185	193,024
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	80	81,522
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	265	263,371
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	70	73,964
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	145	147,467
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	65	68,681
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	60	63,398
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	15	15,849
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2029	160	169,061
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	90	98,105
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2029	40	43,602
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2029	45	48,079
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	255	277,762
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2029	80	87,328
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	155	158,312
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	75,917
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2029	15	16,391
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2029	65	70,760
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2029	60	65,317
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	42,021
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	200	216,948
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	145	155,823

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	$150	$151,547
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2029	385	417,626
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2029	180	195,254
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	95	103,051
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2029	415	450,168
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2029	160	173,559
Los Angeles Unified School District (Green Bonds), Series 2023, COP(a)	5.00%	10/01/2029	15	16,302
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2029	15	16,302
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2029	30	32,542
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2029	30	32,542
Martinez Unified School District (Election of 2016), Series 2021, GO Bonds, (INS - AGI)(b)	4.00%	08/01/2051	25	22,476
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	285	312,728
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	50	54,024
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2031	75	80,898
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2034	165	176,184
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	70	73,881
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	250	261,643
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	165,429
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	115	118,257
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2029	115	126,189
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2029	45	49,426
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	150	136,937
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	115	118,562
North Orange County Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	30	27,920
Norwalk-La Mirada Unified School District, Series 2019 D, GO Bonds	4.00%	08/01/2048	100	88,977
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	55	59,366
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2033	25	26,903
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2034	85	91,241
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2035	20	21,380
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	150	159,768
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2037	65	68,965
Orange (County of), CA Local Transportation Authority, Series 2019, RB	4.00%	02/15/2038	20	20,000
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	200	210,368
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	5	5,217
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	115	125,143
Pleasant Valley School District, Series 2021 B, GO Bonds	4.00%	08/01/2046	100	91,997
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(b)	5.13%	09/01/2029	85	93,580
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(b)	5.00%	09/01/2042	250	257,749
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	65	68,671
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	220	231,388
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2038	30	31,405
Riverside (City of), VA, Series 2019 A, Ref. RB	5.00%	10/01/2043	10	10,307
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	145	152,657
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2038	60	62,808
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	120	124,999
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	45	46,641
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2029	10	10,976
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	105	115,705
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2029	140	153,771
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	120	111,396
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	40	36,210
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2032	25	26,836
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2033	185	197,679
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2035	65	68,792
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2036	115	121,082
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2037	15	15,037
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2038	20	19,856
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	120	124,651
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	295	300,540
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2029	5	5,444

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 1998), Series 2025 A, GO Bonds	5.00%	07/01/2029	$15	$16,307
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2029	130	141,331
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2029	15	15,983
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2029	65	70,796
San Francisco (City & County of), CA, Series 2024-R1, Ref. GO Bonds	5.00%	06/15/2029	145	157,930
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	275	288,612
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	190	191,806
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	105	106,090
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2029	5	5,400
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2031	10	10,741
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2032	10	10,712
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2033	90	96,087
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2035	15	15,869
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2036	40	42,153
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2038	200	208,790
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2039	260	270,432
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	65	71,226
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2029	100	109,579
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	250	233,736
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	70,711
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	100	92,976
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2047	35	35,927
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	40	43,482
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	235	254,498
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	85	91,749
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2032	15	16,129
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	90	96,396
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2034	5	5,336
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	10	10,250
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2029	10	10,888
Southern California Public Power Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	20	21,140
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2029	10	10,882
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	30	30,970
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2029	35	37,835
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2029	15	16,227
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2029	430	465,161
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	685	741,012
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2029	110	118,995
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2029	365	394,846
University of California, Series 2024 BX, RB	5.00%	05/15/2029	130	140,630
University of California, Series 2025, Ref. RB	5.00%	05/15/2029	20	21,635
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	135	139,288

				32,974,611

Colorado-3.18%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	90	97,859
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	70	76,309
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	31,722
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	150	162,522

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	$45	$48,757
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	50	52,332
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2038	295	284,446
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2029	75	79,700
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	100	105,452
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2032	70	73,616
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	60	62,901
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	50	52,247
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2035	60	62,359
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2036	70	72,041
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2029	255	270,877
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2031	65	68,544
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	170	178,782
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	125	131,044
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2034	255	266,457
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2035	65	67,555
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2036	260	267,583
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2037	95	97,149
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2038	60	60,980
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	135	136,737
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	320	315,281
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2029	95	101,232
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	50	52,859
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	175	183,700
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	200	209,248
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	190	198,062
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2039	80	81,523
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2044	35	34,497
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	200	213,082
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	320	348,215
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2029	10	10,882
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	260	283,541
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	280	304,121
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2029	10	10,844
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	5	5,401
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2029	90	97,661
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2029	110	117,033
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2029	50	53,906
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	55	57,007
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2029	45	48,956
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2029	75	79,418
University of Colorado Hospital Authority, Series 2024 A, Ref. RB	5.00%	11/15/2029	195	210,874
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	280,625
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	5	5,090

				6,111,029

Connecticut-1.96%
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	200	199,354
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	37,166
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	210	226,146
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2031	10	10,703
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	775	826,769
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2034	40	42,230
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	150	157,463
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	45	47,040
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	128,818
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,371
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	170	182,363

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	$90	$96,987
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	255	264,415
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	25	25,860
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2029	185	199,361
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2029	5	5,428
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	105	108,612
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2029	130	140,443
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2029	85	92,325
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2029	50	54,016
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2029	60	64,820
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2029	100	107,273
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2029	5	5,402
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2029	40	42,994
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2029	110	119,480
Connecticut (State of) (Green Bonds), Series 2019 A, RB	4.00%	02/01/2038	65	65,462
Connecticut (State of) (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	20	20,760
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2029	60	64,820
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	125	135,041
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	180	194,459
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2029	100	106,912

				3,778,293

Delaware-0.27%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	25	26,917
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2029	90	97,170
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	150	162,396
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	125	126,609
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	105	113,771

				526,863

District of Columbia-2.45%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	75	80,542
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	510	544,095
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	120	127,764
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	205	217,542
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	85	89,871
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	25	26,348
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2035	95	99,726
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	40	41,484
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2038	15	15,455
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2040	140	143,216
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	150	151,848
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	165	177,048
District of Columbia, Series 2019 A, RB	5.00%	03/01/2031	50	53,596
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	50	53,441
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	10	10,647
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	260	275,840
District of Columbia, Series 2019 A, RB	5.00%	03/01/2035	165	174,304
District of Columbia, Series 2019 A, RB	5.00%	03/01/2036	20	21,016
District of Columbia, Series 2019 A, RB	4.00%	03/01/2037	20	19,747
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	29,814
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2029	105	113,626
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	100	107,162
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	100	106,773
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2033	240	255,218
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	145	153,611
District of Columbia, Series 2019, RB	5.00%	07/01/2049	135	128,899
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	230	246,794
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2029	10	10,822
District of Columbia, Series 2020, RB	5.00%	12/01/2029	100	108,206

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2020, RB	5.00%	12/01/2031	$15	$16,110
District of Columbia, Series 2020, RB	5.00%	12/01/2032	70	74,891
District of Columbia, Series 2020, RB	5.00%	12/01/2033	10	10,654
District of Columbia, Series 2020, RB	5.00%	12/01/2034	60	63,682
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2029	165	176,826
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	75	81,352
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	80	85,626
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2029	165	177,714
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2029	40	43,184
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2029	5	5,423
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	4.00%	10/01/2037	135	131,255
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2035	5	4,978
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	180	194,061
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2029	50	53,906

				4,704,117

Florida-3.04%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	15	10,600
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2038	205	213,511
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	60	62,207
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	115	118,732
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	340	364,603
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	55	55,694
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2037	95	98,634
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	90	93,002
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	30	30,223
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(b)	5.00%	07/01/2029	440	475,169
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(b)	5.00%	07/01/2029	120	128,731
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	160	172,956
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2029	4	4,324
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2029	185	199,980
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	146,386
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2029	30	32,425
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	160	172,853
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2019, RB	5.00%	03/01/2049	170	158,680
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	80,220
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	80	78,592
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	105	106,234
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	101,151
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2029	675	726,739
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2029	10	10,708
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	145,567
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(b)	5.00%	10/01/2029	60	64,904
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	75	79,432
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	60	62,477
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2034	80	82,975
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	220	226,197
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2037	50	51,189
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	150	147,902
Lee (County of), FL Industrial Development Authority, Series 2019, RB	4.00%	04/01/2037	5	4,764
Lee (County of), FL Industrial Development Authority, Series 2019, Ref. RB	5.00%	04/01/2035	40	41,270
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2044	25	22,941
Miami-Dade (County of), FL, Series 2009 A, Ref. RB, (INS - AGI)(b)	6.88%	10/01/2034	15	17,065
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	15	15,165
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(b)	5.25%	04/01/2029	20	21,457
Miami-Dade (County of), FL Transit System, Series 2019, Ref. RB	4.00%	07/01/2039	85	80,425

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	$100	$107,962
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	235	235,378
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2029	20	21,519
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	255	269,985
Polk County School District, Series 2019, RB	5.00%	10/01/2033	195	206,961
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB(a)	6.00%	10/01/2029	165	182,522
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	125	122,224

				5,852,635

Georgia-2.14%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(b)	5.75%	11/01/2029	70	78,180
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	135	142,244
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	160	167,595
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2037	30	31,229
Atlanta (City of), GA (Department of Aviation), Series 2019 C, RB	5.00%	07/01/2038	20	20,668
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2029	70	76,267
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	155	167,203
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	50	37,528
Columbia (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	04/01/2029	145	156,657
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	45	48,907
Fayette (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	07/01/2029	95	102,898
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2029	10	10,789
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	151,897
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	106,332
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2031	45	48,429
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2029	55	59,661
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2029	70	73,140
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2029	90	93,664
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	210	228,091
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	105	113,898
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2029	135	146,440
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	50	53,712
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	260	281,511
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2029	140	151,116
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	85	92,253
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2038	15	15,608
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	200,492
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	185	191,868
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	100	100,234
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2029	185	200,501
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	70	73,419
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	200	216,425
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	250	253,659
Rockdale (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019 A, RB	5.00%	07/01/2049	5	5,039
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2039	225	211,516

				4,109,070

Hawaii-0.99%
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2029	55	57,847
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	45	48,339
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2031	150	159,715
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2032	65	68,958
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	35	37,025
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	120	126,347
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	100	104,890
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2036	35	36,518
Hawaii (State of), Series 2019 FW, GO Bonds	4.00%	01/01/2037	40	40,054

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2037	$20	$20,793
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	186,239
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2039	50	51,519
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	25,494
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	325	341,914
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	390	423,881
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	60	63,429
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2029	35	37,659
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2029	50	53,798
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2029	15	16,139

				1,900,558

Idaho-0.43%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2033	190	201,966
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2034	40	42,383
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	95	100,158
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2037	35	36,610
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	123,660
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2029	300	324,410

				829,187

Illinois-5.69%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2029	125	129,753
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	103,311
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2040	200	197,651
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	1,010	956,971
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	307	309,830
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	155	161,806
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2037	90	93,452
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2038	165	170,117
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2039	35	35,919
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	140	125,369
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	365	362,975
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	205	203,463
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2029	30	31,994
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2029	5	5,332
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 A, GO Bonds	5.00%	12/01/2029	190	206,675
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2029	15	16,034
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	230	225,307
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	210,470
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	270	291,511
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2029	75	76,692
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	55	57,145
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2029	50	52,584
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2029	85	90,401
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2029	80	84,135
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2029	120	126,908
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2029	40	42,068
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2029	35	36,868
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	180	190,668
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2029	130	137,155
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2029	35	36,771
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	250	263,293
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2033	30	29,737
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2034	25	24,578
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2035	50	48,657
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2036	80	76,867
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	365	381,328
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	250	265,355

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	$155	$163,947
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	500	524,666
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds), Series 2019, RB	4.00%	07/01/2038	180	174,261
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2029	5	5,338
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	103,249
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	555	538,799
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGI)(b)	5.75%	06/01/2029	95	102,256
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2040	80	81,938
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	90	91,739
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	725	730,217
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2031	70	74,265
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	105	112,384
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	265	283,635
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGI)(b)	5.00%	02/01/2029	145	153,579
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2029	85	89,909
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2031	130	138,836
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2032	100	106,533
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	395	398,155
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	655	665,564
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	295	312,036
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2029	115	121,641
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	115,077

				10,947,174

Indiana-1.10%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	390	416,709
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	150	150,790
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2029	110	119,316
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	65	68,395
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	105	111,324
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2034	30	31,675
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2036	75	78,427
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2037	25	26,020
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	70	72,491
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	65	67,044
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	5.25%	02/01/2039	10	10,394
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2036	430	448,298
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2037	10	10,387
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	150	151,335
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	130	130,214
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, Ref. RB	4.00%	02/01/2038	230	223,471

				2,116,290

Iowa-0.59%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	215	231,903
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2031	195	209,172
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	135	143,827
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	105	111,525
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	35	36,982
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	405	405,147

				1,138,556

Kansas-0.20%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2029	130	140,785
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	250	252,064

				392,849

Kentucky-0.34%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	15	14,779

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	$10	$9,622
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2029	190	204,708
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2029	70	75,396
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2029	25	26,775
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2024 A, Ref. RB	5.00%	07/01/2029	125	134,692
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	180	183,758

				649,730

Louisiana-0.60%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2040	15	14,194
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(b)	4.00%	12/01/2036	125	124,935
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(b)	4.00%	12/01/2037	40	39,431
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, Ref. RB, (INS - AGI)(b)	4.00%	12/01/2039	300	284,906
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2032	15	15,940
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2033	60	63,606
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2034	55	57,862
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2035	5	5,237
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	195	203,543
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2037	5	5,204
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2038	5	5,184
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	15	15,490
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2029	100	107,347
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	105,811
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2029	85	91,734
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	5	4,557

				1,144,981

Maryland-2.08%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	101,348
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,119
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2035	165	166,774
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2036	25	25,192
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2037	15	15,045
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2029	10	10,573
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	90	96,312
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	520	555,086
Maryland (State of), First Series 2019, GO Bonds	4.00%	03/15/2033	5	5,097
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2029	105	111,704
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	85	89,859
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2029	140	151,040
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2029	10	10,399
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2029	105	109,525
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2029	45	48,715
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2029	5	5,427
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	135	146,519
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	32,366
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	385	417,850
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	95	102,198
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	99,881
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	140	152,154
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	100	108,682
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2029	90	98,057
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	140	138,819
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	110	118,880
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2029	60	64,844
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2029	5	4,896
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	107,016
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2029	100	109,034

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2033	$5	$5,090
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2029	30	31,293
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	40	41,795
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	195	211,798
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	115	114,032
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	85,194
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2029	80	86,767
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	10	10,316
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	110	112,793
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	15	15,974
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	30	32,620
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2029	10	10,839
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2029	25	24,830

				3,996,752

Massachusetts-4.20%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	42,005
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	420	455,423
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2029	65	70,663
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	175	186,340
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2032	45	47,812
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2033	20	21,427
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2035	30	31,541
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	100	104,767
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2037	75	78,285
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	180	186,736
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	15	15,485
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	359,857
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2040	70	72,085
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	105	107,726
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	5	5,112
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	163,160
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	25,385
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	140	151,407
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2029	20	21,630
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	240	260,911
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	4.00%	09/01/2038	10	9,830
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	120	129,426
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2029	65	70,482
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	235	256,128
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2029	425	462,029
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2029	150	163,069
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2029	55	59,240
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	525	571,472
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2029	5	5,407
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2029	155	167,175
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2029	35	37,852
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	410	413,911
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	35	37,924
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	125	137,835
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2029	45	49,190
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	375	385,399
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	120	122,647
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	55	52,020
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2029	5	5,419
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(a)(c)	4.00%	06/01/2029	100	104,383

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	$80	$83,785
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2029	10	10,807
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	255	274,797
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	25,339
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	595	604,188
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2031	80	85,464
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	205	217,955
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	330	348,661
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	160	168,494
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2033	5	5,315
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	35	36,943
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	90	96,678
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(b)	5.25%	08/01/2029	95	104,189
University of Massachusetts Building Authority, Series 2019-1, RB	5.00%	05/01/2029	5	5,392
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2033	40	42,856
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	55	58,340
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	265	268,222

				8,086,020

Michigan-1.89%
Detroit City School District, Series 2001 A, GO Bonds, (INS - AGI)(b)	6.00%	05/01/2029	350	374,951
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(b)	5.25%	05/01/2029	115	124,674
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	105	113,057
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	70	75,399
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	285	289,038
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	146,259
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	240	261,836
Michigan (State of), Series 2023, RB	5.00%	11/15/2029	205	223,651
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	375	390,343
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	5.00%	10/15/2029	25	27,111
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	190	193,037
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2029	85	90,604
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group), Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	115	118,570
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	5.00%	11/15/2048	70	68,651
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2035	320	313,551
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2036	130	125,716
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2038	220	205,831
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	387,467
Michigan State University Board of Trustees, Series 2023 A, Ref. RB	5.00%	08/15/2029	95	102,892

				3,632,638

Minnesota-1.30%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2029	120	130,690
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	75	79,520
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	5	5,425
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	30	32,332
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	120	128,788
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	80	85,556
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2034	165	175,826
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	360	380,205
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	150	157,752
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	36,492
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2029	95	103,067
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	460	499,694
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2029	75	81,629
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2029	5	5,372
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2029	130	141,039

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Public Facilities Authority, Series 2023 B, RB	5.00%	03/01/2029	$25	$26,955
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	80	86,755
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	250	244,651
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	91,627

				2,493,375

Mississippi-0.18%
Mississippi (State of), Series 2019 B, GO Bonds	5.00%	10/01/2033	250	267,030
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2036	45	44,420
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	30	29,478
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2029	10	10,657

				351,585

Missouri-0.48%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2029	20	21,746
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	70	69,958
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	110	113,089
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2038	15	14,815
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	105	111,019
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	65	69,025
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2029	50	54,016
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2029	30	32,436
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	51,251
Springfield School District No. R-12, Series 2019, GO Bonds	4.00%	03/01/2035	60	60,789
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2036	300	313,249
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2037	10	10,398
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2029	10	10,934

				932,725

Nebraska-0.39%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	205	216,571
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	40	42,776
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	115	122,576
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	310	329,221
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2029	30	32,047

				743,191

Nevada-1.08%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	140,235
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	55	59,221
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	140	149,282
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2032	100	106,318
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	37,082
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2029	95	102,290
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	215	229,255
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	85	90,370
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2033	5	5,298
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	40	42,232
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	130	136,724
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2041	30	30,551
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2042	10	10,127
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2031	35	37,321
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2032	235	249,847
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2029	40	43,069
Clark (County of), NV Department of Aviation, Series 2024 B, RN	5.00%	07/01/2029	210	226,114
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	245	246,424
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	55	59,367
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	85	86,408

				2,087,535

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-2.64%
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2035	$10	$10,116
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2037	10	9,965
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2038	250	245,271
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	25,456
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	540	581,819
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	233,060
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(b)	5.50%	09/01/2029	115	125,842
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	250	264,185
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	560	588,101
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	4.00%	06/15/2035	5	4,923
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2039	35	35,657
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	250,303
New Jersey (State of) Economic Development Authority, Series 2019, Ref. RB	4.00%	06/15/2036	10	9,654
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2031	35	37,249
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2033	20	21,056
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2034	20	20,925
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2029	45	48,336
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2032	40	42,350
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	225,111
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2029	80	86,048
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, Ref. RB	5.00%	07/01/2029	95	102,328
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2029	25	26,498
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	185	195,502
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2031	30	31,947
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2032	55	58,187
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	105,049
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	290	295,451
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2029	110	117,679
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2029	20	21,396
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2029	90	96,280
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(b)	5.25%	01/01/2029	120	129,621
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	20	20,974
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	100	104,871
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	555	560,680
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2029	300	320,253
South Jersey Transportation Authority, Series 2019 A, Ref. RB, (INS - AGI)(b)	5.00%	11/01/2029	20	21,431

				5,073,574

New Mexico-0.60%
Farmington (City of), NM (Four Corners), Series 2011, Ref. RB	1.80%	04/01/2029	20	18,019
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2029	95	102,217
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2029	115	121,673
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	200	216,003
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2019 A, RB	5.00%	08/01/2044	310	307,048
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	195	210,742
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2029	15	16,211
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2029	155	167,513

				1,159,426

New York-15.89%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	370	388,727
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2039	50	52,300
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2040	45	46,958
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2029	105	115,401
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	15	15,324
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGI)(b)	5.25%	09/01/2029	180	193,899
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	35	37,081
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2029	25	27,136
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2038	90	92,605
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2039	130	133,119

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	$105	$107,196
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	170	172,143
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2043	10	10,210
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	125	127,392
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2029	75	80,298
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2029	95	104,269
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	50	54,225
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2038	15	14,559
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	40	42,393
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	4.00%	09/01/2038	5	4,862
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	40	42,263
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2033	50	53,315
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2034	15	15,917
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	205	215,402
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	45	43,196
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	224,537
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	250	268,583
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	130	138,405
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2035	35	36,905
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	55	58,835
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2035	50	52,721
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2037	25	24,597
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2039	345	333,206
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2029	25	27,064
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	1,165	1,244,713
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2032	60	63,847
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2033	40	42,377
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	170	179,490
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2035	45	44,841
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2037	10	9,769
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2040	5	4,687
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	30	30,531
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	31,966
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	75	79,619
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	65	68,833
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2032	30	31,662
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2033	110	115,652
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2034	215	225,402
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	55	59,468
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2029	10	10,834
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2029	30	32,437
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2029	70	75,687
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2029	80	86,499
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2029	60	64,952
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2029	50	54,062
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2029	430	464,932
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2029	15	16,219
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2029	125	135,155
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2029	5	5,406
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2029	20	21,625
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2029	45	48,352
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2029	75	80,690
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	235	249,634
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	365	383,521
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2037	440	431,000
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2038	100	95,776
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	235	242,646
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	20,488
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	335	340,721
New York (City of), NY, Subseries 2020 B-1, GO Bonds	5.00%	10/01/2036	60	62,863

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2029	$10	$10,838
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2029	530	573,747
New York (City of), NY Industrial Development Agency, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2036	10	9,949
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	202,211
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	150	162,896
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2040	500	480,827
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	105	106,734
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	10	10,111
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, Ref. RB	4.00%	06/15/2039	5	4,840
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2040	80	76,932
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	120	128,543
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	330	339,940
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	5.00%	06/15/2029	75	81,448
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	440	477,830
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	260	250,030
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	495	508,402
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2033	35	37,080
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	295	311,112
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	125	131,182
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	215	222,462
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	90	84,840
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2029	90	97,738
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	365	396,078
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2029	90	96,952
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	30	31,688
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	860	901,016
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2037	220	215,620
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2038	210	203,946
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	110	114,694
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	4.00%	11/01/2036	25	24,770
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2038	260	252,505
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	108,124
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	450	488,315
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2029	40	43,406
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2029	270	292,989
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2029	55	59,468
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	140	151,920
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	07/15/2029	30	32,452
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2029	65	70,534
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2029	50	54,214
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	10	10,772
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	35	37,704
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2029	5	5,386
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2029	35	37,980
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2029	15	16,159
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2029	15	16,277
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	10	10,843
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2029	135	145,967
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	115	121,470
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	470	491,090
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	40	41,634
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	295	305,803
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	115	118,103
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	565	578,110
New York (City of), NY Transitional Finance Authority, Subseries 2019 B-1, RB	4.00%	11/01/2040	20	18,875
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2029	35	37,861
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2029	70	75,900
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(b)	5.50%	03/15/2029	15	16,377
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2033	80	85,133
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2035	230	242,603

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	$55	$57,756
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2037	210	219,475
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2039	335	346,685
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2029	15	16,257
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	350	370,815
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2033	80	84,434
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	350	366,309
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2036	5	5,213
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	225	233,603
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	115	118,804
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	490	499,886
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	50,828
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	100	101,484
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	300	303,935
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	30	30,353
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	35	35,391
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	265	271,565
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	90	94,579
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2037	205	203,607
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2038	195	190,323
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	420	434,650
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGI)(b)	5.00%	10/01/2029	25	26,499
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB(a)	5.00%	03/15/2029	5	5,419
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB(a)	5.00%	02/15/2029	50	54,113
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2029	10	10,805
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2031	55	59,216
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2032	75	80,486
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2033	170	181,840
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	4.00%	10/01/2034	10	10,053
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	170	182,583
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2029	30	32,220
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2029	40	43,353
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2029	55	59,071
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2029	85	91,703
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(b)	5.00%	10/01/2029	15	16,207
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2029	15	16,323
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(b)	5.00%	10/01/2029	5	5,402
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2029	40	42,961
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2029	5	5,394
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	385	409,227
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	330	337,965
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	40	42,052
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2029	30	32,482
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	85	89,757
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	35	37,798
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	70	74,806
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	170	180,139
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	35	36,366
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	15	15,361
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2029	5	5,337
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	260	259,394
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	505	533,261
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	400	403,918
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	54,222
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(b)	5.00%	11/15/2029	5	5,488
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(b)	5.00%	11/15/2029	15	16,464
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2029	15	15,708
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	125	134,319
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2029	10	10,745

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2029	$15	$16,118
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	110	118,387
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	96,866
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2010 F-5, RB	5.00%	02/01/2029	110	118,042
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019 B-1, RB	4.00%	11/01/2039	40	38,057
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	5.00%	11/01/2039	10	10,254
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	192,950
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2029	15	16,284
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	08/15/2044	15	15,340
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	02/15/2049	10	10,163
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2033	340	362,053
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2034	45	47,719
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2035	50	52,780
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2036	75	78,852
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	4.00%	06/15/2037	205	206,996
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	70	71,504
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2029	25	27,139
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2029	5	5,428
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	170	180,553
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	410	432,763
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	155	161,120
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2039	10	10,316
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	338,147
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	45	45,824
New York State Urban Development Corp., Series 2020 A, RB(a)	5.00%	03/15/2029	20	21,639
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	130	139,719
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2029	260	281,508
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2029	25	26,888
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	40	42,990
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2029	30	31,955
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	25	25,797
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	92,684
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2041	5	4,724
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	96,057
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	45	48,996
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	11/15/2029	105	114,278
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB	5.00%	03/15/2029	10	10,759
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2029	50	54,418
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	101,025
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	290	313,262
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2029	40	43,552
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2029	35	38,103

				30,570,247

North Carolina-1.46%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	75	79,635
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	230	212,584
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2033	55	58,072
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2029	20	21,327
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2029	90	97,879

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2031	$15	$16,042
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2033	60	60,542
North Carolina (State of), Series 2019 B, GO Bonds	4.00%	06/01/2031	110	112,884
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	15	16,256
North Carolina (State of), Series 2021, RB	5.00%	03/01/2029	40	42,965
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2029	215	232,187
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2032	185	197,321
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	4.00%	05/01/2034	170	171,329
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2029	65	70,196
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2029	120	129,593
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2029	25	26,853
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	155	165,096
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	75	79,719
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2033	70	74,176
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	21,118
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	5.00%	01/01/2031	5	5,251
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2032	505	532,704
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2034	5	5,241
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2035	10	10,442
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2036	50	52,025
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2029	90	97,813
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	140	150,790
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2029	5	5,411
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2029	50	54,419

				2,799,870

Ohio-2.73%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	245	263,079
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2020 A, Ref. RB	5.00%	02/15/2029	25	26,726
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2029	5	5,345
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2029	45	49,301
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	52,789
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2029	85	91,898
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2029	80	86,977
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2029	5	5,438
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019, Ref. RB	5.00%	11/15/2037	150	152,988
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2036	40	39,882
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2037	35	34,558
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	75	80,518
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2032	80	85,639
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2033	5	5,322
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2034	120	127,064
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	280	295,245
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	225	236,298
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	110	114,777
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	155,659
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2039	35	36,111
Ohio (State of), Series 2019, RB	4.00%	01/01/2040	130	122,285
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	85	79,673
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	285	310,053
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2029	35	38,101
Ohio (State of), Series 2021, RB	5.00%	02/01/2029	25	26,828
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2029	30	32,532
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2029	85	89,248
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, RB	4.00%	01/01/2042	5	4,666
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2029	20	21,343
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2029	5	5,369
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	150	157,886
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	220	236,423
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2029	205	221,488

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	$115	$120,815
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2039	100	104,102
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	505	535,301
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2036	250	263,747
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	240	251,226
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2038	100	104,130
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	150	155,590
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	40,631
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2029	125	136,026
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2029	35	38,087
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	150	163,495
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	50	48,405

				5,253,064

Oklahoma-0.32%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	50	48,657
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2029	225	240,968
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	230	248,476
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2029	5	5,320
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2029	75	80,090

				623,511

Oregon-1.27%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	205,731
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	60	64,920
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	60	64,920
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	115	122,837
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	150	159,354
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	320	345,703
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2035	5	5,296
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	170	179,229
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2037	15	15,731
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2038	35	36,497
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2039	10	10,384
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	4.00%	11/15/2042	55	52,167
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	256,306
Oregon (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	11/15/2029	140	152,309
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2029	90	96,937
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2033	195	208,261
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	120	127,799
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	5.00%	05/15/2044	250	249,790
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	5	5,266
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	15,510
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	75	77,339

				2,452,286

Pennsylvania-5.28%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	105	109,288
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	215	210,764
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	265	256,849
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	250	234,975
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2029	15	15,920

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2032	$15	$15,711
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	135	140,963
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2029	75	80,394
Armstrong School District, Series 2019 A, Ref. GO Bonds, (INS - BAM)(b)	4.00%	03/15/2041	50	46,838
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2029	45	48,038
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	45	47,687
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2033	50	52,772
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	100	105,186
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	78,616
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	160	167,048
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2037	80	83,254
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2038	40	41,475
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2040	65	66,970
Delaware Valley Regional Finance Authority, Series 2022 D, RB	4.00%	03/01/2029	5	5,125
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	5	4,986
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	600	583,445
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	155	152,453
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	405	403,734
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2029	25	26,411
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	58,262
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	120	126,591
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	190	192,710
North Allegheny School District, Series 2019, GO Bonds	4.00%	05/01/2044	200	183,373
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	280	302,133
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2029	225	243,853
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	235	254,691
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	670	724,771
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2029	125	135,640
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2029	5	5,415
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2031	5	5,346
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	120	127,870
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	200	201,732
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2006 B, RB, (INS - AGI)(b)	5.00%	06/01/2029	150	159,924
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2033	25	26,743
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2034	400	425,747
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	140	148,221
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2038	75	77,800
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	65	67,355
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	360	361,832
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	200	201,740
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	30,237
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	37,088
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	37,396
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2032	5	5,317
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	25	26,468
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	175	184,762
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	510	535,070
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	104,008
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2038	70	72,388
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	20	20,571

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	$110	$110,743
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	250	250,368
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2029	5	5,374
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	196,479
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2032	30	31,749
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2035	40	39,641
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2036	270	263,149
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2037	165	161,410
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2038	190	178,644
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	235	234,365
Philadelphia School District (The), Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	60	63,247
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	130	130,115
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2044	10	10,075
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2029	195	208,203
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, Ref. RB	5.00%	02/15/2029	60	64,315
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(b)	5.00%	04/15/2059	145	145,126

				10,156,959

Rhode Island-0.21%

Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	375	405,641

South Carolina-0.32%
Columbia (City of), SC, Series 2019 A, RB(a)(c)	5.00%	02/01/2029	145	155,967
Columbia (City of), SC, Series 2019 A, RB	4.00%	02/01/2044	15	13,862
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2029	25	26,908
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	75	73,689
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	200	217,023
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	131,802

				619,251

Tennessee-0.45%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	98,405
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	80	84,896
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2029	15	16,092
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2029	280	300,380
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2029	70	75,533
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	180	176,012
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2029	80	84,875
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	20	21,637

				857,830

Texas-7.73%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2029	95	101,695
Arlington Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	250	231,472
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	101,750
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	238,061
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2029	30	32,533
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	101,042
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	45	48,601
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2029	90	97,403
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2031	70	75,042
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	65	69,564
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	106,631
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	45	46,787

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	$30	$31,073
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	150	162,338
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2029	110	119,048
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2029	65	70,346
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	115	122,734
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2032	45	47,878
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	75	79,544
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	90	91,332
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2035	90	90,897
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2036	45	45,235
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2037	45	45,025
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	35	37,606
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	60	64,512
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5	5,376
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	40	42,581
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	30	31,936
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	90	95,522
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	230	243,374
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	10,491
Cypress-Fairbanks Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	120	128,849
Dallas & Fort Worth (Cities of), TX, Series 2023 B, Ref. RB	5.00%	11/01/2029	325	352,112
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	80	86,674
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2029	25	27,086
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2029	20	21,668
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2029	50	54,171
Dallas (City of) TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2029	10	10,705
Dallas (City of) TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2029	100	107,047
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2029	40	42,819
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2029	55	58,876
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	37,964
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2031	35	37,758
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2032	25	26,833
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2033	45	48,040
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	340	360,866
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	80	82,209
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	40	40,957
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	30	30,603
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	65	69,959
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	35	37,670
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	79,286
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	48,627
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	20	18,391
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	78,492
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	150,757
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	15	16,112

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(b)	5.00%	11/15/2029	$25	$26,862
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2029	5	5,409
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	250	224,411
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2029	20	21,629
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2024 A, RB	5.00%	05/15/2029	50	52,902
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2029	225	242,091
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2029	10	10,721
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2029	15	15,724
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	55	57,654
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	270	289,021
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2031	60	63,750
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	75	79,481
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	30	30,355
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2029	35	37,910
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	90	94,257
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	200	185,564
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	100	100,952
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	95	95,577
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	60	64,911
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, RB	5.00%	05/15/2044	560	565,647
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	50	53,489
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2031	500	531,655
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	21,182
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	250	260,170
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	35	36,769
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	500	522,758
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	15	16,047
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(b)	5.00%	05/15/2029	20	21,473
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(b)	5.00%	05/15/2029	10	10,736
Matagorda County Navigation District No. 1 (Central Power And Light Co.), Series 2001, Ref. RB	2.60%	11/01/2029	235	223,491
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	60	64,381
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	70	75,773
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	55	59,403
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	75	75,669
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2037	100	100,434
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	155	160,267
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	35	37,375
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	115	116,572
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2037	210	210,912
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2029	20	21,413
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2029	25	27,008
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	185	199,935
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2029	5	5,402
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	200	202,703
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	40	42,964
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	55	59,535
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	25	26,761
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	115	117,968
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	35	35,364

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2029	$70	$75,601
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	180	192,462
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	130	138,526
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	25,876
San Antonio (City of), TX Water System, Series 2019 C, Ref. RB	5.00%	05/15/2034	180	191,836
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2029	10	10,698
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	180	187,827
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2033	70	72,748
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2034	200	207,071
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2035	145	149,421
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2036	100	102,577
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	300	294,222
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	87,116
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2029	25	26,916
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	155	167,238
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	135	145,220
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	125,366
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2038	15	14,635
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	340	292,254
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	108,124
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	45	48,656
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	50	54,222
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2029	100	107,788
Texas Private Activity Bond Surface Transportation Corp., Series 2019, Ref. RB	5.00%	12/31/2031	40	42,327
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	60	63,263
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	94,532
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	250	236,394
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	35	36,408
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2036	60	62,176
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2034	25	26,400
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2035	255	268,343
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2038	185	191,888
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2039	15	15,498
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2032	100	106,265
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2037	20	20,860
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	107,717
Webb (County of), TX, Series 2020, Ctfs. Of Obligations	4.00%	02/15/2045	15	13,467
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2033	260	265,040
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	150	146,097

				14,867,472

Utah-0.54%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	04/01/2029	100	105,093
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	80	85,346
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2029	45	48,007
Salt Lake City (City of), UT, Series 2020, RB	4.00%	02/01/2047	250	222,741
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2029	150	162,492
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	130	139,033
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2030	50	53,354
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2031	55	58,530
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2032	25	26,526
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(b)	5.25%	06/15/2029	65	69,968
Utah State Building Ownership Authority, Series 2024, Ref. RB	5.00%	05/15/2029	70	75,479

				1,046,569

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont-0.09%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	$175	$177,054

Virginia-1.27%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	2.50%	08/15/2029	25	23,885
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	29,066
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	175	190,565
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2029	95	102,105
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	45	45,828
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	90	97,070
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2029	50	53,692
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2031	110	117,476
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	180	193,290
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	355	374,476
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	60	64,430
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2029	190	204,028
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2029	15	16,107
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2029	25	26,846
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	60	65,046
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	340	368,593
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	40	37,500
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2036	100	98,402
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2037	75	72,470
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2038	90	85,152
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2029	160	172,461

				2,438,488

Washington-3.12%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2029	160	174,315
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	80	84,228
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	390	407,146
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2036	290	303,523
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2038	30	31,194
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	135	140,558
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	16,277
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	95	99,361
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2029	120	129,602
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	230	250,084
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	90	94,762
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	175	183,482
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	5	5,220
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	310	325,177
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	90	97,679

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	$65	$69,762
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	80	84,402
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	95	99,768
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	217,402
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	342,622
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	325	330,108
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2029	20	21,534
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2031	135	143,901
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2032	70	74,262
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2033	95	100,486
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2034	40	42,177
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	245	257,464
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2036	280	293,087
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	55	57,320
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2039	5	5,161
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	50	53,340
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	185	196,660
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	100	105,922
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	50	51,934
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	5	5,132
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2029	140	151,502
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2029	15	16,253
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2029	10	10,767
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2029	10	10,853
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2029	30	32,506
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2029	35	37,685
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2029	85	92,218
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2029	135	146,332
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2029	55	59,693
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2029	40	43,069
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2029	40	43,069
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2029	50	54,266
Washington (State of) (Bid Group 2), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2029	10	10,405
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2029	225	244,198
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	150	147,788

				5,995,656

West Virginia-0.45%
West Virginia (State of) (Bid Group 1), Series 2019, GO Bonds	5.00%	12/01/2036	200	209,029
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	195	200,654
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2041	185	189,560
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	25	25,607
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	95	96,730
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	25	25,425
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	125	120,968

				867,973

Wisconsin-0.74%
Fond Du Lac (County of), WI, Series 2019 A, GO Notes	3.00%	03/01/2029	140	138,979
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	130	140,292
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2029	120	129,500
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	140	151,084
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2029	15	16,188
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2029	70	75,542
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2029	180	194,250
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	105	113,729
Wisconsin (State of) Department of Transportation, Series 2025, Ref. RB	5.00%	07/01/2029	25	27,078

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	$170	$182,957
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	250	244,770

				1,414,369

TOTAL INVESTMENTS IN SECURITIES(d)-98.49% (Cost $193,419,890)				189,472,816
OTHER ASSETS LESS LIABILITIES-1.51%				2,905,414

NET ASSETS-100.00%				$192,378,230

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.59%
Alabama-1.29%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2030	$30	$33,078
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2032	130	141,464
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	360	389,998
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	370	398,962
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	200	214,564
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	155	154,673
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	355	376,472
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	270	283,208
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2030	75	80,643

				2,073,062

Alaska-0.05%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	70	76,635

Arizona-1.09%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2030	75	82,278
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	108,183
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	50	54,906
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2030	75	81,480
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	21,588
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2030	10	9,877
Mesa (City of), AZ, Series 2020, Ref. RB	4.00%	07/01/2034	85	86,048
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	235	244,119
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	165	169,043
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	150	153,676
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	285	304,393
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	375	396,912
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2030	20	21,816
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	10	10,650

				1,744,969

Arkansas-0.00%
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.25%	08/01/2053	5	4,459

California-16.98%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, GO Bonds	5.00%	10/01/2032	15	16,357
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, GO Bonds	5.00%	10/01/2033	20	21,722
Antelope Valley Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	45	41,839
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2030	25	27,581
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2030	245	270,290
California (State of), Series 2015, Ref. GO Bonds	3.50%	12/01/2030	75	74,998
California (State of), Series 2019, GO Bonds	5.00%	04/01/2030	30	32,250
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	200	216,614
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	200	219,031
California (State of), Series 2020 B, GO Bonds	5.00%	11/01/2034	350	379,016
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	65	71,101
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	5	5,469
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	20	21,735
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	75	82,121
California (State of), Series 2020, GO Bonds	5.00%	03/01/2033	65	70,311
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	215,300
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	269,125
California (State of), Series 2020, GO Bonds	4.00%	11/01/2034	265	269,721
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	10	10,714
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	635	680,344
California (State of), Series 2020, GO Bonds	5.00%	11/01/2035	30	32,307
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	03/01/2030	15	15,740
California (State of), Series 2020, Ref. GO Bonds(b)(c)	5.00%	03/01/2030	15	16,401
California (State of), Series 2020, Ref. GO Bonds(b)(c)	5.00%	03/01/2030	10	10,934
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	95	99,393

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	11/01/2030	$5	$5,270
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	175	193,231
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	54,338
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	420	456,442
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2032	160	175,191
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	105	113,579
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2036	285	286,607
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2037	180	180,597
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	155	154,780
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	225	224,430
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2039	15	14,780
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	30	29,503
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2030	25	27,572
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	290	319,837
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	5	5,525
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	155	167,964
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	185	199,345
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	160	171,225
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	55	57,377
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	80	88,128
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	520	574,840
California (State of), Series 2022, GO Bonds	5.00%	04/01/2030	115	125,943
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2030	35	38,556
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2030	405	447,191
California (State of), Series 2023, GO Bonds	5.00%	10/01/2030	20	22,058
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	10	11,016
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	65	71,604
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	90	99,144
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	15	16,524
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	35	38,511
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	15	16,505
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2030	20	22,032
California (State of) (Bid Group B), Series 2020, GO Bonds	5.00%	11/01/2036	175	187,189
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	45	50,328
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	110	122,400
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2034	55	60,631
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	190	208,119
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	295	327,083
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	60	67,103
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2030	10	11,184
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	75	81,101
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	60	64,575
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2037	75	72,940
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2038	150	143,649
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	400	353,732
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group) (Green Bonds), Series 2020, RB	5.00%	11/01/2030	350	386,092
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	25	27,912
California (State of) Infrastructure & Economic Development Bank(Segerstorm Center for The Arts), Series 2023, Ref. RB	5.00%	07/01/2030	480	519,042
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	70	76,776
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2030	25	27,420
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	235	254,329
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2030	40	44,069

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2030	$80	$87,842
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2023, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	04/01/2043	50	47,582
California State University, Series 2020 C, RB	4.00%	11/01/2051	25	21,560
Cambrian School District, Series 2022, GO Bonds	4.00%	08/01/2052	25	22,443
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	445	453,821
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	50	51,030
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2030	50	55,600
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	40	44,235
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	80	86,639
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	4.00%	07/01/2038	55	54,060
El Dorado Irrigation District, Series 2020 A, COP	4.00%	03/01/2050	150	132,603
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	50	44,842
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2046	25	22,758
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2051	100	88,360
Long Beach (City of), CA, Series 2020 B, Ref. RB	5.00%	05/15/2032	5	5,443
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	53,671
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2030	85	93,433
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2033	40	43,363
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	200	215,829
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2035	30	30,607
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	295	299,504
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	255	261,734
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	30	27,262
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	10	9,719
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	25	27,142
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	440	449,351
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	45	45,823
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	244,644
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	85	86,367
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	45	46,069
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	80	81,700
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	24,964
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2033	60	63,511
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	305	321,337
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2036	180	187,656
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	195	202,213
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	15	15,452
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	5	5,106
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	150	152,742
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2030	100	106,829
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2030	575	614,266
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2030	20	21,366
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2030	150	160,243
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2030	20	22,181
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2030	5	5,545
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	200	202,122
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	275	276,554
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	315	339,116
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	30	30,012
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	425	454,784
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2030	40	44,282
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	80	87,542
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	200	217,753
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2030	45	49,973
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	170	155,063
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	154,170

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2030	$110	$122,206
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	120	129,679
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	285	311,661
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2033	75	81,559
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	44,041
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	40	41,717
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2033	25	25,878
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2035	60	61,120
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2037	185	183,359
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	30	29,515
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	15	14,666
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	20	18,503
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2030	40	44,041
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	415	453,822
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	380	413,231
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	965	1,038,129
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	35	35,200
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	20	19,676
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	90	87,548
Los Angeles Unified School District, Series 2020, GO Bonds	4.00%	07/01/2037	25	24,778
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	90	99,091
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2030	135	148,637
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2030	255	280,759
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2030	145	159,647
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2030	75	82,678
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2030	50	54,963
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2030	30	33,030
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2038	50	53,387
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	165	175,389
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	205	216,493
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2044	5	5,149
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	5	5,101
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2030	80	89,122
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2030	10	10,839
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	185	202,526
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	75	81,447
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2035	40	43,428
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2036	255	274,942
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2037	55	59,046
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	26,690
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	15	13,772
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	120	123,477
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2030	15	16,792
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2041	35	36,903
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	309,297
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2030	25	27,987
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2030	55	61,407
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	50	51,202
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	20	18,147
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2030	10	11,075
San Diego (County of), CA Regional Transportation Commission (Green Bonds), Series 2020 A, Ref. RB	4.00%	04/01/2048	30	27,475
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2030	75	82,813
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	65	72,445
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2036	50	51,003
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	20	17,940
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2030	80	88,480
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2030	65	71,938
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2030	45	49,803

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2030	$5	$5,380
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020, Ref. RB	4.00%	05/01/2038	40	40,033
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020-B, Ref. RB	4.00%	05/01/2037	25	25,187
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2045	20	20,577
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	285,708
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2030	40	44,513
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	200	196,861
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	15	15,778
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2041	170	176,883
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	75	69,109
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	103,328
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2030	20	22,151
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2033	10	10,994
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	160	174,557
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2035	35	37,997
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	115	120,807
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	45	43,685
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	70	68,321
Turlock (City of), CA Irrigation District, Series 2019, Ref. RB	5.00%	01/01/2044	20	20,778
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	375	392,754
Union Sanitary District Financing Authority, Series 2025 A, RB	5.00%	03/15/2030	60	65,925
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2032	65	70,693
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2033	25	27,078
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2034	25	26,955
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2035	95	101,826
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2036	75	79,794
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2037	10	10,078
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	325	342,351
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	195	204,858
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	15	14,643
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	103,075
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2030	90	98,647
University of California, Series 2025, Ref. RB	5.00%	05/15/2030	20	21,922

				27,273,446

Colorado-2.26%
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	65	68,871
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2039	15	15,815
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	45	49,385
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2032	15	16,285
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	110	118,849
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2037	5	4,873
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	170	186,567
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2030	50	55,246
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2030	45	47,630
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	08/01/2030	55	58,214
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	230	243,953
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2030	5	5,372
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2032	35	37,562
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2035	10	9,867
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	125	121,725
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	60	57,754
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	205	194,477
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	305	284,124
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	253,968
Colorado Springs (City of), CO, Series 2022 A, Ref. RB	5.00%	11/15/2030	15	16,595
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	275	298,868
Denver (City & County of), CO, Series 2020 A-1, Ref. RB	5.00%	11/15/2032	45	48,985

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	$180	$198,420
Denver (City & County of), CO, Series 2022 C, RB	5.00%	11/15/2030	5	5,495
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2030	10	10,969
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2032	25	27,358
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2033	250	272,143
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	230	249,177
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2037	5	4,987
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	50	52,894
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	21,064
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	35	37,509
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	75	79,429
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	115	118,947
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2033	135	138,544
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2034	15	15,241
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2035	60	60,518
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	50	50,078
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	20	19,799
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2038	55	54,002
University of Colorado, Series 2025 B, Ref. RB	5.00%	06/01/2030	15	16,422
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	10	8,982

				3,636,963

Connecticut-2.64%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	35	37,571
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2030	90	97,943
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2032	5	5,399
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2033	5	5,114
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2034	40	40,657
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2035	70	70,724
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2036	30	30,168
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2037	25	25,017
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	35	34,605
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	10	10,332
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	100	107,220
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	245	256,169
Connecticut (State of), Series 2020 A, RB	4.00%	05/01/2039	160	155,745
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2030	80	83,401
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	30	30,900
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	395	404,039
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	60	60,555
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	249,745
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	270	265,349
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2039	160	155,609
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	285	311,395
Connecticut (State of), Series 2020, RB	5.00%	05/01/2032	105	113,750
Connecticut (State of), Series 2020, RB	5.00%	05/01/2033	60	64,652
Connecticut (State of), Series 2020, RB	4.00%	05/01/2036	75	75,351
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	120	126,289
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	15	15,523
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	40	41,621
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2030	95	103,798
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2030	55	60,498
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2030	10	10,405
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2030	50	54,753
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	255	280,010
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	40	44,021
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2030	110	121,058
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2030	250	273,767
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2030	60	65,295
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2030	15	16,426
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2030	40	41,701

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2030	$55	$60,260
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2030	5	5,451
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2038	100	94,607
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2039	25	23,280
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	100	108,681

				4,238,854

Delaware-0.66%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	273,717
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	103,657
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2033	10	10,324
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	275	302,582
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	235	258,388
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2032	25	27,276
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2032	25	27,058
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2033	15	16,112
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2034	40	42,670

				1,061,784

District of Columbia-2.07%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	65	69,816
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	20	21,479
District of Columbia, Series 2020 A, RB	5.00%	03/01/2030	50	54,415
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	215,814
District of Columbia, Series 2020 A, RB	5.00%	03/01/2033	125	134,142
District of Columbia, Series 2020 A, RB	5.00%	03/01/2034	250	266,884
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	50	53,147
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	205,979
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	178,348
District of Columbia, Series 2020 A, RB	5.00%	03/01/2038	290	301,897
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	75	77,569
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	50	54,834
District of Columbia, Series 2020 C, RB	5.00%	05/01/2033	125	134,339
District of Columbia, Series 2020 C, RB	5.00%	05/01/2035	220	234,103
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	35	37,003
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	25	24,925
District of Columbia, Series 2020 C, RB	4.00%	05/01/2040	10	9,727
District of Columbia, Series 2020, RB	5.00%	12/01/2030	60	64,581
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2030	20	21,981
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2030	20	21,718
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	65	70,974
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2030	20	21,934
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2030	35	38,174
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2032	55	59,462
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2033	80	86,044
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	106,489
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2037	395	415,492
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	105	108,986
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	225	227,221

				3,317,477

Florida-3.14%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2030	110	119,700
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2030	105	113,848
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2032	160	171,760
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	105	112,242
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2034	155	165,205
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2030	205	224,489
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2030	25	27,143

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2032	$205	$220,563
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2033	250	267,845
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2034	135	143,889
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	100	106,039
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	215	235,804
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	30	32,903
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	75	82,257
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2030	60	65,806
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2030	60	58,139
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	100	109,903
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	185	182,343
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	115	122,484
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	121,683
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2030	55	60,260
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2030	5	5,478
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	55	54,193
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2036	45	45,363
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2032	55	59,383
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2033	20	21,448
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2036	305	302,428
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	115	112,781
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2038	45	43,567
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2041	100	93,687
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	145	145,481
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	38,420
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2030	80	87,816
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	5.00%	07/01/2043	20	20,504
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	250	252,728
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	130	139,107
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	120	128,014
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2033	15	16,176
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2034	45	48,313
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2035	115	122,492
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	375	349,435
Sarasota (County of), FL, Series 2020 A, RB	5.00%	10/01/2045	5	5,146
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	200	206,093

				5,042,358

Georgia-1.70%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2030	110	124,974
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2030	45	49,451
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2030	75	82,019
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	35	38,438
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	100	106,939
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2033	135	143,844
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2024, RB	5.00%	10/15/2030	5	5,424
Georgia (State of), Series 2015 A, GO Bonds	3.00%	02/01/2030	75	74,918
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	80	88,121
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	65	68,161
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	4.00%	08/01/2034	60	61,353
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	105	115,798
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	75	82,205
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	95	96,444
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	10	11,015
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	130,724
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	155	170,734
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	59,414
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	75	82,278

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	$45	$49,267
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2032	115	125,028
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	20	20,800
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2030	40	43,862
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2030	60	65,790
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	55	59,887
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	340	367,747
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2034	50	53,833
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	285	287,054
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2037	10	9,877
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2038	30	29,110
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	10	9,527
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2040	25	23,532

				2,737,568

Guam-0.02%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	40	38,309

Hawaii-0.60%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	30	32,063
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	125,999
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2030	500	546,794
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2032	20	21,645
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2033	5	5,388
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	40	43,680
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	165	180,181

				955,750

Idaho-0.07%
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2030	50	54,862
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2030	50	54,863

				109,725

Illinois-4.72%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	160	166,612
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	310	334,011
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	200	212,926
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	310	310,488
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2036	195	193,683
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	590	579,659
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2037	85	84,357
Chicago (City of), IL (O’Hare International Airport), Series 2020 B, Ref. RB	5.00%	01/01/2032	20	21,451
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2030	55	59,382
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	60	66,008
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	214,223
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2030	35	34,029
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2030	245	261,368
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	60	59,703
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2033	10	9,884
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2034	15	14,701
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2037	25	23,564
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	5	5,269
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	275	287,892
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2030	40	42,464
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	205	220,470
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	50	53,080
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2030	105	111,634
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2030	80	85,459
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2030	40	42,435
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2030	160	170,349
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2030	65	69,623
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2030	50	53,275

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2030	$105	$111,377
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	160	165,596
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	55	60,093
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	200	213,673
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	95	100,762
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	5.00%	08/15/2035	445	468,469
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2036	330	316,183
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2037	345	325,743
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2038	185	171,641
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	33,281
Illinois (State of) Sports Facilities Authority (The), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	06/15/2030	15	15,741
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2030	145	154,513
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	70	76,013
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	260	282,333
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	101,352
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2030	115	123,046
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	225	211,888
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	588,481
Sales Tax Securitization Corp. (Social Bonds), Series 2023 A, Ref. RB	4.00%	01/01/2042	10	9,374
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2030	40	43,036
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	195	211,813
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health), Series 2024 B, Ref. RB	5.00%	04/01/2030	10	10,811

				7,583,218

Indiana-0.60%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2030	170	186,522
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	280	304,642
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 A, RB	4.25%	11/01/2030	35	35,441
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 B, RB	3.00%	11/01/2030	260	251,033
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	160	171,987
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	15	16,248

				965,873

Iowa-0.26%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2030	100	107,693
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2038	170	179,627
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2044	120	123,290

				410,610

Kansas-0.02%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2030	25	27,476

Kentucky-0.22%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2030	45	49,029
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2030	150	163,421
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2024, Ref. RB	5.00%	07/01/2030	75	81,871
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	50	50,376

				344,697

Louisiana-0.58%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	65	69,703
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2035	10	10,671
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2036	150	159,251
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2037	10	10,558
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2039	20	20,908
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2030	60	65,281
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2030	15	16,417
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2030	75	82,009

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC), Series 2021, Ref. RB	2.00%	06/01/2030	$220	$198,704
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	110	111,290
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	75	74,495
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	115	112,679

				931,966

Maine-0.01%
Maine (State of) Turnpike Authority, Series 2020, RB	5.00%	07/01/2050	15	15,226

Maryland-2.74%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	101,294
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	125	126,194
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2037	35	35,131
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2038	10	9,935
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2030	105	112,721
Maryland (State of), Series 2015 A, GO Bonds	3.00%	03/01/2030	115	113,592
Maryland (State of), Series 2015 A, GO Bonds	3.25%	08/01/2030	50	49,872
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2030	145	159,692
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	275	299,356
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	145	157,166
Maryland (State of), Series 2020, GO Bonds	4.00%	03/15/2034	5	5,100
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2030	75	82,404
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	120	132,159
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	115	125,971
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2030	115	125,901
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2030	10	10,954
Maryland (State of) (Bidding Group 1), Series 2024, GO Bonds	5.00%	06/01/2030	55	60,429
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	225	242,905
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2032	80	86,723
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	140	151,178
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	269,797
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	4.00%	03/15/2035	10	10,155
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	215	230,700
Maryland (State of) Department of Transportation, Series 2015, RB	3.00%	12/15/2030	10	9,772
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2030	60	58,680
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	180	198,426
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	210	228,403
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2034	45	48,720
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	350	362,777
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2033	15	16,238
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	10/01/2035	25	26,932
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	75	82,130
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2030	20	21,901
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2030	105	114,982
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2032	15	16,307
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2034	50	53,898
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2030	20	19,322
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2030	40	41,892
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	110	115,367
Montgomery (County of), MD (Consolidated Public Improvement), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	65	71,652
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	180	194,705
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	15	14,712

				4,396,145

Massachusetts-4.31%
Massachusetts (Commonwealth of), Series 2004 A, Ref. GO Bonds, (INS - AMBAC)(a)	5.50%	08/01/2030	50	55,410
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2030	35	38,687
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2030	80	87,922
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2030	60	66,096
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	170	181,879
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2030	55	60,305

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2030	$90	$97,244
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2032	25	25,870
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2033	25	25,714
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2032	15	16,285
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2034	45	48,465
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	9,931
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2030	500	549,514
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2036	260	276,703
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2037	105	111,149
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2038	135	141,899
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2040	475	494,496
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	72,369
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	610	621,898
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	225	228,202
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2034	85	86,640
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2035	295	298,421
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2036	20	20,084
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2037	10	9,947
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2040	5	4,807
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	85	92,584
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2033	215	233,137
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	435	443,976
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	380	384,837
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2030	10	11,016
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2030	280	308,448
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2030	5	5,514
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2030	55	60,305
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2030	170	185,957
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2030	20	22,083
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2030	5	5,527
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	107,734
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	35,376
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	210	226,957
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2030	5	5,498
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2030	50	55,563
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	180	200,027
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2034	25	26,986
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2037	65	68,151
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 2000, RB	5.50%	06/01/2030	20	22,215
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	167,516
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	255,787
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	116,516
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2030	45	48,239
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2030	95	105,951
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	100	101,414

				6,927,251

Michigan-1.39%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2030	205	225,722
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	35	38,241
Michigan (State of), Series 2018, GO Bonds	3.00%	05/01/2030	80	79,550
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	60	65,630
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	720	782,730
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	160	153,179
Michigan (State of), Series 2020, RB	5.00%	11/15/2030	235	260,120
Michigan (State of), Series 2023, RB	5.00%	11/15/2030	60	66,414
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2030	165	181,386
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2030	35	37,757

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	$235	$237,527
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	96,406

				2,224,662

Minnesota-1.11%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2030	115	126,652
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	45	48,995
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	53,843
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2036	50	53,568
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	35	36,982
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	146,850
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	295	325,274
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2030	60	66,281
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	145	158,072
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	200	220,669
Minnesota (State of), Series 2023, COP	5.00%	11/01/2030	130	142,995
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2030	45	49,560
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2030	5	5,517
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2030	100	110,132
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2030	55	60,214
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2030	155	169,693

				1,775,297

Mississippi-0.13%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	70	70,251
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	30	30,006
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2036	50	49,541
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2037	60	59,152
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2030	5	5,401

				214,351

Missouri-0.79%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	455	501,680
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2030	10	11,026
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	50	51,637
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2030	5	5,408
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	100	107,317
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	105	115,077
Springfield (City of), MO, Series 2015, Ref. RB	3.38%	08/01/2030	20	19,830
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2030	185	205,353
St. Louis Municipal Finance Corp., Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2049	250	246,400

				1,263,728

Montana-0.08%
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	135	129,946

Nebraska-0.43%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	650	662,738
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2030	30	32,470

				695,208

Nevada-0.45%
Clark (County of), NV, Series 2019, Ref. RB	5.00%	07/01/2030	20	21,406
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	125	136,699
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2030	30	32,109
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	90	96,328
Clark County School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	06/15/2040	50	47,012
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	55	49,668
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2030	215	235,176
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	100	109,405

				727,803

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-2.02%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	$475	$496,540
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	600	547,615
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	3.38%	07/01/2030	200	192,220
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	20	21,394
New Jersey (State of) Educational Facilities Authority, Series 2024 A, GO Bonds	5.00%	03/01/2030	235	257,058
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2030	70	75,719
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2035	385	381,256
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2035	250	264,347
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	10	9,765
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2036	145	152,139
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2037	10	10,417
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	15	15,433
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	50	50,446
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2030	105	113,579
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	170	183,889
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2030	70	75,719
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2030	160	173,082
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2030	15	16,461
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	113,691
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	90	90,217

				3,240,987

New Mexico-0.32%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2030	75	81,831
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	120	131,447
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	125	136,698
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	155	169,506

				519,482

New York-23.40%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	5	5,585
Brookhaven Local Development Corp. (Long Island Community Hospital), Series 2020, Ref. RB	5.00%	10/01/2050	150	149,592
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2030	30	32,947
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	70	75,367
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2035	25	26,764
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	255	269,277
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	4.00%	09/01/2039	70	69,091
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2030	60	66,096
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	10	9,208
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2047	75	74,934
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	19,901
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2041	25	22,807
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	620	608,477
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	1,525	1,514,129
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	550	558,278
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	5	5,030
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	125	125,350
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	5	5,001
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2030	295	318,947
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	230	247,865
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	175	187,569
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2030	200	216,235
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2030	70	75,682
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.25%	12/15/2030	80	79,198
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	35	33,513
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	5.00%	07/15/2030	10	11,011
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2030	25	27,578
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	35	36,889
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	130	140,045

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2032	$105	$114,448
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	140	151,948
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	260	280,580
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	275	294,838
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2036	70	69,934
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	15	14,830
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2038	10	9,776
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2030	15	16,425
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	200	218,757
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	5	5,052
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2030	5	5,487
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	250	271,269
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	365	395,154
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2033	135	145,262
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2034	10	10,684
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	150	159,421
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	30	29,855
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	200	208,861
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	70	71,617
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	760	831,277
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2032	30	32,478
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	500	538,006
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2034	25	26,710
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	500	499,665
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2037	25	26,244
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	15	15,652
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	101,794
New York (City of), NY, Series 2021 C, GO Bonds	5.00%	08/01/2030	410	448,452
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	40	43,561
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2030	25	27,345
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	95	103,910
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	35	38,283
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2030	10	10,938
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	80	87,503
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2030	110	119,662
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2030	35	38,116
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	55	58,570
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2030	15	16,442
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2030	235	257,040
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2030	25	27,374
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	03/01/2030	5	5,375
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2032	280	280,733
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	285	306,571
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	125	137,169
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	10	9,207
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	165	181,063
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	70	72,591
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	160	175,576
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	400	405,287
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	250	252,754

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	$10	$10,370
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	192,368
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2032	225	246,867
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	235	257,878
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2030	115	126,196
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2032	170	186,521
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	330	358,443
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	40	43,590
New York (City of), NY Transitional Finance Authority, Series 2020 A, Ref. RB	4.00%	11/01/2038	175	168,442
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2037	15	14,806
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	405	388,070
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	50	47,910
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	5	4,729
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2037	60	62,736
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	150	141,756
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	420	452,357
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	260	280,030
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	275	294,591
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	100	107,124
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	105	110,222
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2038	10	9,625
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2039	5	4,751
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	25	23,643
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	550	565,352
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	105	115,166
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	110	118,824
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	420	451,243
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	325	324,972
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	55	58,059
New York (City of), NY Transitional Finance Authority, Series 2021 A, Ref. RB	4.00%	11/01/2034	30	30,220
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	70	76,777
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2030	150	164,523
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	110	120,261
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	85	93,230
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	90	98,116
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	20	21,936
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	60	65,809
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2030	35	38,141
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2030	20	21,795
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2030	30	32,905
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2030	10	10,897
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	5	5,484
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	65	71,293
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	3.00%	11/01/2030	25	24,646
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	5.00%	05/01/2035	235	250,384
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	4.00%	05/01/2038	230	223,643
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	5.00%	05/01/2032	50	54,142
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2035	55	55,143
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2036	10	9,969
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2034	50	53,419
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2036	65	68,615
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	205	223,486
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	145	156,810
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,139
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2034	110	110,720
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2035	10	9,975

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2030	$45	$49,526
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2030	35	38,885
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2030	70	74,589
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	07/01/2030	35	37,647
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	110	119,641
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2030	160	174,217
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2030	175	192,591
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	185	201,404
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2033	40	43,363
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	205	206,620
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	150	149,909
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2037	80	78,944
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	20	17,675
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2030	220	242,114
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	120	129,589
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	295	317,375
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	830	889,446
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	120	128,009
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	205	203,632
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	400	395,112
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2038	100	97,376
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	280	266,616
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	25	23,455
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	405	416,879
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	125	134,995
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2030	55	59,887
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2030	5	5,453
New York (State of) Dormitory Authority, Series 2021, Ref. RB	5.00%	03/15/2030	5	5,444
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	85	92,867
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	410	441,898
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	420	450,543
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	285	303,471
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	372,506
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2030	25	27,221
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2032	85	92,061
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2035	170	180,299
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2037	150	157,214
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	510	555,317
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2030	30	32,862
New York (State of) Dormitory Authority, Series 2023 A-2, Ref. RB	5.00%	09/15/2030	10	10,908
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2030	35	38,239
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2030	30	32,666
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2030	25	27,385
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	4.00%	03/15/2036	360	357,569
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,082
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2030	20	22,266
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2030	25	27,806
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2030	10	11,122
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	25	26,438
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2037	505	500,736
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	60	58,803
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2039	20	19,425
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	35	31,366
New York (State of) Thruway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	5	5,454
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2033	35	37,674
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2034	20	21,419
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	55	58,598
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	55	58,331
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	200	210,995
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2038	20	20,964

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	$20	$20,856
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2041	35	32,766
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2030	15	16,369
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	230	251,081
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	245	267,456
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020, RB	4.00%	05/01/2038	25	24,309
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2030	110	118,379
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2030	45	49,669
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2030	15	16,556
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	190	206,706
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	105	111,654
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	645	682,682
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	190	199,865
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2039	20	18,999
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2040	5	4,743
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	190	194,829
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	20	20,420
New York State Urban Development Corp., Series 2020 A, Ref. RB	4.00%	03/15/2038	135	131,160
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2037	270	266,136
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2038	105	109,763
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	20	18,555
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	353,648
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	105	112,238
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2034	125	126,339
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	120	120,426
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2036	160	159,334
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2037	100	98,588
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	90	97,913
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	55	59,459
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	80	86,041
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	460	465,174
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	160	170,140
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2036	80	84,674
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2039	65	61,746
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	105	106,861
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	235	238,619
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	55	59,836
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	160	175,201
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	98,249
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	260	282,861
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2038	80	77,644
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2030	30	32,638
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	130	138,180
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	275	290,915
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	60	62,806
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2032	75	80,080
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2035	90	94,720
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	25	26,001
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	190	209,805
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	135	146,897
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2034	65	70,345

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2030	$85	$93,860
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2030	155	170,605
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	500	503,020
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	325	325,955
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	105	114,784
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2030	110	121,466
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2030	5	5,522
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	20	20,668
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	45	47,473
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2034	95	99,765
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2035	20	20,884
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2036	145	150,689
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2038	25	25,738

				37,581,689

North Carolina-1.53%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	50	55,051
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2033	15	16,289
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2034	40	43,255
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2030	85	91,739
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2030	15	16,436
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2030	295	325,577
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	35	37,720
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	550,092
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2030	70	76,718
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2032	35	37,965
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2033	95	102,407
North Carolina (State of), Series 2021, RB	5.00%	03/01/2030	55	59,933
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2030	70	76,718
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2030	230	246,179
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	251,988
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	110	110,106
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	25	27,284
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2030	10	10,998
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	65	71,071
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2030	100	109,981
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2030	130	143,675

				2,461,182

Ohio-1.93%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	45	48,486
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	30	32,438
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	130	138,284
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2035	70	73,925
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2032	80	85,623
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2033	50	53,186
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2036	50	49,815
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2033	45	48,190
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	02/15/2034	190	192,498
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	45	49,367
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	165	180,630
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	40	43,502
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	15	16,244
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	70	75,429
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2036	40	42,880
Hamilton (County of), OH (UC Health), Series 2020, RB	5.00%	09/15/2050	105	98,824
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	50	44,973
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2030	20	22,006
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2030	185	204,019
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	240	265,022
Ohio (State of), Series 2021, RB	5.00%	02/01/2030	20	21,778

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	$25	$27,591
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	21,725
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	70	75,895
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2033	50	54,086
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2033	20	21,594
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2034	50	53,725
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2036	250	265,493
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2037	15	15,828
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2038	15	15,710
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	260,711
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	208,204
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	136,797
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2037	15	15,135
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2038	10	10,026
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2030	120	132,399

				3,102,038

Oklahoma-0.13%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	50	51,170
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	40	43,803
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020 B, RB	4.00%	07/01/2045	10	9,135
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	100	108,545

				212,653

Oregon-1.36%
Hillsboro School District No. 1J, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2039	5	4,861
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	50	52,080
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2037	15	15,509
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	250	242,820
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	15	16,454
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2035	50	53,719
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2036	25	26,703
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	80	84,945
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	94,368
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	140	146,552
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2030	205	226,151
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	5.00%	10/01/2040	50	50,284
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	53,968
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2030	35	38,542
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	635	690,321
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	55	59,514
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	200	214,640
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2036	105	106,146

				2,177,577

Pennsylvania-2.28%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	10	8,995
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	145	157,893
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	115	121,501
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	140	146,875
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2039	85	79,509
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	205	202,758
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	50	53,386
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	3.00%	03/15/2030	350	340,384

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	$160	$174,894
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	65	66,771
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2033	250	254,631
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	55	55,661
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	50	54,683
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	65	71,372
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	150	164,889
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, GO Bonds	5.00%	09/01/2030	105	115,293
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	05/01/2046	40	40,419
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	285	292,046
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	150	150,658
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	75	67,985
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2040	65	67,587
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	311,393
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	35	34,352
Philadelphia (City of), PA, Series 2020, Ref. RB	5.00%	10/01/2039	20	20,891
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2030	5	5,465
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	140	142,899
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	40	43,547
Ridley School District, Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	11/15/2043	460	421,101

				3,667,838

Rhode Island-0.31%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	95	101,445
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	120	127,558
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	75	80,749
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2033	170	182,281

				492,033

South Carolina-0.56%
County Square Redevelopment Corp., Series 2025, RB	5.00%	04/01/2030	5	5,473
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2030	25	27,312
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2020, Ref. RB	5.00%	12/01/2046	10	10,007
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	96,653
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2037	375	362,203
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	160	160,583
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	145	137,809
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	90	99,026

				899,066

Tennessee-0.46%
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	65	66,472
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	75	76,241
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	70	70,136
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	100,075
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	105	114,348
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2030	5	5,445
Shelby (County of), TN, Series 2020, GO Bonds	4.00%	04/01/2040	140	134,884
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	155	170,098

				737,699

Texas-7.37%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2030	70	75,975
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	325	328,288
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,099
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2030	55	60,413
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	250	273,822
Bexar (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	06/15/2044	95	88,270

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	$235	$257,643
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2030	45	49,336
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	5	5,054
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	45	45,485
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,214
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	10	10,886
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	240	261,475
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	55	59,921
Crandall Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2046	30	27,396
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	170	181,339
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,237
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	20	21,790
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2030	25	27,381
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	115	124,843
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	445	451,615
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	220	219,424
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2030	90	98,573
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2032	60	65,136
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2033	100	107,819
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	135	137,007
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2035	45	44,882
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	20	21,473
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	60	65,715
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2030	60	65,715
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2030	175	191,669
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2033	90	97,657
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	20	19,709
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	105	110,576
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2039	50	47,565
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	184,613
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	10	8,774
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2030	35	37,988
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2030	15	16,280
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2030	125	135,670
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	285	316,511
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	250	254,398
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	55	58,907
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	50	54,131
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	70	76,603
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	60	65,341
Harris (County of), TX, Series 2021, Ref. RB	4.00%	08/15/2039	40	38,899
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	90	98,626
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2030	5	5,469
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2036	25	25,098
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	158,891
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	5.00%	08/15/2030	85	92,976
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2040	15	14,244
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	105	111,753
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	185	201,779
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2033	70	76,026
Houston (City of), TX, Series 2020 B, Ref. RB	5.00%	07/01/2030	10	10,887
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2034	90	97,097

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2035	$25	$25,177
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	40,009
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2037	50	49,320
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	127,355
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	40	43,616
Humble Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	10	9,290
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	500	548,430
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	23,533
Lewisville Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	5	5,489
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	55	60,383
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	170	171,389
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2038	10	10,379
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	100	103,148
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2041	190	193,862
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	85	85,525
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	210	210,225
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2030	5	5,408
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	290	298,810
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2008, Ref. RB	4.00%	06/01/2030	15	15,001
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	30	32,629
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2030	35	38,523
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	10	10,414
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	75	81,175
North Texas Tollway Authority, Series 2023 B, Ref. RB	5.00%	01/01/2030	20	21,647
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2030	10	10,823
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	285	315,573
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2030	65	71,244
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	25	25,465
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	124,501
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	210	225,870
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	65	56,942
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2030	120	128,923
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2030	45	46,795
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2034	45	47,908
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	105	111,284
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	170	179,120
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	100	101,109
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2045	25	25,446
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	320	324,341
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2030	5	5,409
Spring Independent School District, Series 2024 B, Ref. GO Bonds	5.00%	08/15/2030	50	54,641
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2030	90	97,989
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	40	43,673
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2030	140	153,679
Texas (State of) Transportation Commission, Series 2020, RB	4.00%	10/15/2033	130	132,877
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2030	25	27,296
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	265	275,173
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	245	268,591
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2033	5	5,414
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	40	40,725
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	105	106,234

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	$35	$35,165
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2037	10	9,946
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2038	140	137,051
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	25	22,172
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	65	71,259
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	60,462
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2030	20	21,854
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2032	50	50,221
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2032	15	15,031
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2033	25	24,957
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	15	13,882
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	10	9,142
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes), Series 2020, Ref. RB	4.00%	12/31/2035	60	58,288
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,610
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	45	48,201
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2030	25	27,245
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	100	108,217
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2030	45	48,841
Wylie Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	5	5,489

				11,840,178

Utah-0.39%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	195	210,387
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2030	25	26,973
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	200	219,660
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	101,573
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	65	65,453

				624,046

Virginia-1.36%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	71,143
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	110	119,903
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2030	95	103,487
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	175	169,524
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	150	152,399
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2030	5	5,346
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	50	53,542
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022 A, RB	5.00%	02/01/2030	100	108,892
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2030	35	38,112
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	75	80,332
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020 A, RB	5.00%	02/01/2035	150	159,906
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	5.00%	02/01/2030	140	152,449
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	280	304,897
Virginia (Commonwealth of) Public Building Authority, Series 2020 A, RB	4.00%	08/01/2040	45	42,755
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2030	70	76,987
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2030	60	65,989
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	225	247,457
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2030	205	224,300

				2,177,420

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-4.27%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	$100	$110,523
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	150	151,559
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	20	20,088
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	40	39,608
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	100	98,231
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	200	211,222
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	243,179
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	100	104,400
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2033	65	70,269
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2038	95	99,664
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	4.00%	07/01/2030	15	15,702
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	81,812
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	110	106,423
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	70	71,758
King County School District No. 411 Issaquah, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	250	276,232
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	125	127,367
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	40	40,382
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	10	9,455
Pierce County School District No. 401 Peninsula, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	40	40,122
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	150	164,939
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	25	26,930
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2037	40	42,173
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2039	10	10,429
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	10	10,395
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	77,625
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	154,496
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	210,473
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2030	105	114,816
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2032	5	5,411
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2033	75	80,863
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	70	75,021
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2035	150	159,685
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2036	305	322,567
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	157,912
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2038	80	83,695
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	115	118,607
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	266,387
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	50	54,863
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	20	21,634
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	70	75,239
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2036	55	58,429
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	83,764
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	5	5,212
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	31,145
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2032	110	119,486
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	190	200,281
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2030	25	27,463
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2030	20	21,870
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2030	40	44,053
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	100	109,853

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2030	$50	$54,674
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2030	50	54,991
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2030	10	11,000
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	100	110,132
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	95	103,358
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	129,999
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2034	100	107,615
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2035	545	582,093
Washington (State of) (Bid Group 1), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	20	22,027
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2030	55	60,141
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2030	65	71,586
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2030	55	60,141
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2030	30	32,804
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2030	75	82,011
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2030	45	46,998
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2030	40	44,053
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	40	39,852
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	97,936
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	40	38,942
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	258,468

				6,862,533

Wisconsin-0.49%
Wisconsin (State of), Series 2020-1, Ref. GO Bonds	5.00%	05/01/2030	155	169,726
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	270	295,652
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	75	82,126
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2030	90	98,551
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2030	40	43,800
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2030	15	16,425
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2030	75	82,427

				788,707

TOTAL INVESTMENTS IN SECURITIES(d) -98.59% (Cost $162,083,186)				158,329,944
OTHER ASSETS LESS LIABILITIES-1.41%				2,269,092

NET ASSETS-100.00%				$160,599,036

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

May 31, 2025

(Unaudited)

Investment Abbreviations:

AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.39%
Alabama-0.21%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$105	$114,995
Board of Trustees of the Alabama Community College System, Series 2021, RB, (INS - AGI)(a)	4.00%	09/01/2046	15	13,243
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.00%	10/01/2031	70	75,813

				204,051

Alaska-0.04%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	35	38,791

Arizona-0.80%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2031	10	11,103
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	45	50,064
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2031	20	21,812
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2033	75	81,423
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2034	115	124,175
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	50	50,305
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	65	65,537
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	120	123,096
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	154,676
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2031	100	110,615

				792,806

Arkansas-0.11%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	111,035

California-19.39%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2031	5	5,651
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2031	25	28,001
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2031	20	22,401
California (State of), Series 2015 C, Ref. GO Bonds	3.25%	09/01/2031	60	59,017
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	180	199,765
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	25	27,715
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	155	170,567
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	10	11,004
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	35	38,184
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	85	93,537
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	371,363
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	260	265,755
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	25,374
California (State of), Series 2021, GO Bonds	4.00%	10/01/2036	70	70,529
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	155	152,878
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	145	161,716
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2031	60	67,098
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	325	358,165
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	75	80,579
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	475	503,381
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	48,931
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	225	237,645
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	265	294,098
California (State of), Series 2022, GO Bonds	5.00%	09/01/2031	55	61,340
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	105	117,316
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	350	390,700
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	20	22,306
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	200	223,056
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	5	5,576
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	35	39,035
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	180	200,569
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	250	278,568
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	370	413,026
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	20	22,321
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	210	236,409
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2032	10	11,222

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	$60	$67,070
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2034	10	10,413
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2031	25	26,976
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	650	606,652
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	300	306,091
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2031	20	22,659
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	100	88,755
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	270	298,099
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2031	105	116,623
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2033	125	137,327
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2035	15	16,260
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2036	15	16,139
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	77,749
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	30	32,958
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2035	20	21,680
California (State of) Public Works Board (Green Bonds), Series 2021 C, RB	4.00%	11/01/2039	100	96,948
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2031	15	16,704
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	15	16,512
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	152,025
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2036	10	10,032
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2041	100	96,244
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	50	51,322
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	75	81,978
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	45	49,021
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	55	59,535
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	20	20,120
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2034	300	327,386
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2031	10	11,145
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	15	16,675
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2031	110	122,283
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	5.00%	03/01/2031	15	16,857
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	50	52,645
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	65	67,935
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	51,890
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	20	22,561
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	5	5,601
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	20	18,724
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	35	36,531
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	100	111,340
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	109,224
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	125	137,584
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2035	80	87,156
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	90	97,499
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	40	43,074
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	20	20,962
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	20	20,585
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	85	86,702
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2035	90	94,761
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	455	473,764
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	5	5,109
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	105	105,758
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	15	15,108
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	50	50,188

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, RB	5.00%	07/01/2040	$20	$20,530
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	55	55,559
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	125	124,348
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2037	50	52,225
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	60	61,735
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	95	97,237
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	5	4,974
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	115	124,037
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2031	5	5,393
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2031	15	16,179
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	205	231,010
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	125	139,377
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2036	70	70,622
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	5	4,944
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	9,787
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2034	145	149,363
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2037	10	10,015
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	10	11,046
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	75	84,295
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2038	100	108,312
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2041	20	21,235
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2046	160	165,904
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2031	35	39,483
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	30	31,533
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2041	140	146,298
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2031	115	129,799
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2031	110	107,045
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2031	5	5,234
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	370	409,536
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	270	282,634
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2031	60	66,937
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2031	100	111,561
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2031	35	39,047
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	60	62,456
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	150	155,388
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2031	25	28,323
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	15	16,939
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.25%	12/01/2052	65	60,469
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2031	10	11,305
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	05/15/2046	150	153,090
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	65	72,735
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2033	20	22,176
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	150	153,462
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	20	17,348
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	2.50%	05/15/2031	100	92,819
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	207,591
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2037	90	88,560
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2031	30	33,908
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2031	150	170,398
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2033	10	11,240
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2031	5	5,668
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	200	186,905
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	15	15,583
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	200	204,194
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	253,181
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	160	161,551
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	220	229,299
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	35	39,382
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	55	61,613

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	$115	$128,828
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2033	20	20,924
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2034	35	36,382
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	100	103,212
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2036	60	61,249
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2037	70	70,815
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	9,999
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2031	30	33,700
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	185	194,111
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	45	50,548
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	195	187,834
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2031	5	5,555
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	50	54,581
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2035	25	27,131
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2036	100	107,918
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	105	118,437
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	145	150,400
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	55	56,619
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2031	30	33,874
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2046	15	13,637
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	14,676
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	20	19,399
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	67,639
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2031	20	22,504
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2039	150	162,373
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	65	60,086
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	15	16,355
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	45	41,615
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	180	199,463
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2031	210	232,707
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	75	82,294
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2034	75	81,854
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2035	35	37,934
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	85	86,487
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2037	10	10,081
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2038	110	109,376
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2039	30	29,408
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	565	577,229
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	180	178,373
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	134,899

				19,103,060

Colorado-1.73%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2031	50	54,645
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2031	65	72,106
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	10,941
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	16,302
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	200	200,510
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2036	50	49,416
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	35	36,487
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	203,456
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	140	153,777
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	15	14,894
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2035	10	9,837

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	$10	$9,816
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	5	5,577
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2031	70	78,081
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	15	14,568
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	100	98,152
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2031	85	85,008
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	15	16,673
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	175,904
Grand County School District No. 2 East Grand, Series 2022, GO Bonds	4.00%	12/01/2046	20	18,160
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	100	104,007
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	81,792
University of Colorado, Series 2023 A, RB	4.00%	06/01/2031	40	42,103
University of Colorado Hospital Authority, Series 2024 B, Ref. RB	5.00%	11/15/2031	140	154,753

				1,706,965

Connecticut-2.78%
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	30	30,037
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	25	27,214
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	185	193,170
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	150	165,881
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	45	49,237
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	25	27,237
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2035	10	10,808
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	140	141,070
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	130	130,136
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	15	14,805
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	425	441,428
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2031	150	166,761
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	50	54,140
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2037	55	54,709
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	165	171,801
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	40	41,766
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	30	33,327
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2031	60	66,767
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2031	45	50,075
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2031	50	55,476
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2031	55	60,938
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2031	165	181,888
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2031	190	210,515
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2031	20	22,083
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2031	60	66,628
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2031	65	72,331
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2031	25	26,146
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2034	40	40,834
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	105	116,445
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2031	10	10,958

				2,734,611

Delaware-0.38%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	135	147,326
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2031	125	139,180
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2031	50	55,737
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	25	27,398

				369,641

District of Columbia-1.69%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	30	32,545
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	66,539
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2033	5	5,446
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2034	130	140,866

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	$65	$69,955
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2036	45	45,472
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	30	30,140
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2038	35	36,897
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2041	45	46,459
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	178,081
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	95	102,872
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2035	110	118,424
District of Columbia, Series 2021 E, Ref. GO Bonds	4.00%	02/01/2037	35	35,160
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2031	95	104,467
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	90	98,054
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,037
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	80	87,329
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,297
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	30	31,900
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	75	73,308
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	325	334,720

				1,664,968

Florida-3.16%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2036	145	145,402
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2031	170	183,230
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	16,497
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2033	80	86,943
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2034	95	102,580
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2031	20	22,136
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2034	90	92,097
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2035	95	96,713
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2039	225	219,327
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2031	25	27,006
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	170	188,982
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2031	95	105,607
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	55	61,229
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	75	71,752
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2033	35	34,868
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	110	108,271
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2035	40	39,186
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	35	35,651
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	100	97,713
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2031	5	5,539
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	30	32,518
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2041	10	9,350
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	45	49,257
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	115	117,935
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	5	5,089
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,452
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2037	130	130,185
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	10	9,391
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	300	269,295
North Sumter (County of), FL Utility Dependent District (Sumter Water Conservation Authority), Series 2021, RB, (INS - AGI)(a)	5.00%	10/01/2046	130	130,793
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	125	137,265
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2036	70	74,671
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2038	115	120,583
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2040	85	88,308
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	16,466
South Florida Water Management District, Series 2016, Ref. COP	3.00%	10/01/2031	185	177,460

				3,113,747

Georgia-1.58%
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2031	15	16,676

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds	5.00%	12/01/2031	$30	$33,530
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2031	40	44,408
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2034	25	25,666
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2035	25	25,453
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	20	19,997
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2039	10	9,988
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2031	105	117,263
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2031	10	11,094
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2031	15	16,752
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	20	22,336
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	95	105,072
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	130	142,623
Georgia (State of) (Bidding Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	185,854
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	100	111,679
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,148
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2043	250	236,908
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2031	10	11,115
Georgia (State of) Road & Tollway Authority, Series 2021 A, RB	4.00%	07/15/2040	225	220,580
Georgia (State of) Road & Tollway Authority, Series 2021 A, RB	4.00%	07/15/2041	25	24,299
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	50	54,622
Henry County School District, Series 2021, GO Bonds(b)(c)	4.00%	08/01/2031	15	15,831
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	90	98,461

				1,560,355

Hawaii-0.46%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2035	30	32,456
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2036	15	16,135
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	93,965
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	55	59,869
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2031	140	154,812
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2031	85	94,040

				451,277

Idaho-0.09%
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2038	30	29,026
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2039	15	14,199
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2031	40	44,373
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2031	5	5,547

				93,145

Illinois-5.37%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	150	155,959
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	25	27,250
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2031	225	247,254
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	80	89,014
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 B, GO Bonds	5.00%	12/01/2033	15	16,482
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	220	224,111
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	275,415
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,819
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	150	159,525
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	25	26,755
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	231,788
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	415	438,613
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	70	73,227
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2037	30	31,193
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	280	278,659
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2033	80	85,190
Illinois (State of), Series 2021 B, GO Bonds	4.00%	12/01/2034	45	43,899
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	45	48,158
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	85	90,965
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2031	45	48,094

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	$35	$37,628
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2031	100	107,263
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2031	40	42,860
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2031	5	5,349
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2033	105	112,845
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2035	180	190,909
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2036	45	47,395
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	36,515
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2034	280	302,296
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	10	10,741
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2036	25	26,710
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2037	50	49,275
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2038	250	242,293
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	55	60,364
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	18,223
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2031	35	37,779
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	220	237,470
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2040	20	20,664
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	655	661,837
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2031	105	113,393
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	275,871
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2031	10	10,871
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2031	45	49,485

				5,294,406

Indiana-1.45%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	40	43,446
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	95	102,752
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	60	64,570
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2035	30	32,087
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2036	45	47,824
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	135,103
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	33,215
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	70	74,246
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	340	370,774
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	20	21,703
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	40	40,359
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2036	35	35,076
Indiana (State of) Finance Authority (Green Bonds), Series 2021, Ref. RB	5.00%	02/01/2031	70	77,170
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	32,600
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2031	40	43,753
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2033	80	86,365
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	107,383
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2036	55	55,190
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	5	4,949
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2039	10	9,424
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2040	15	14,036

				1,432,025

Iowa-0.12%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2031	110	122,570

Kansas-0.19%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	100	101,925

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2022 A, Ref. GO Bonds	5.00%	09/01/2037	$10	$10,755
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2031	70	77,817

				190,497

Louisiana-0.40%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	180	189,929
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2031	130	143,814
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2031	55	60,812

				394,555

Maryland-2.75%
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	145	158,716
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2031	65	72,409
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2031	20	22,321
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	90	98,875
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	15	16,332
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	375	416,348
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2031	205	227,721
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	105	114,769
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	4.00%	08/01/2035	30	30,518
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2033	65	71,154
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2034	40	43,582
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	400	433,160
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2031	40	38,796
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	120	116,583
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	315	281,280
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2031	120	131,919
Maryland (State of) Transportation Authority, Series 2017, RB	3.13%	05/01/2031	5	4,943
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	160	163,440
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2031	15	16,637
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2031	15	16,366
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2031	25	27,931
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	4.00%	08/01/2033	50	51,563
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	50	55,751
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	97,395

				2,708,509

Massachusetts-3.57%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2031	10	11,235
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2031	30	29,554
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2031	40	44,635
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2031	10	11,116
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2031	5	5,448
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2031	35	38,277
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	155	161,918
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	350	363,721
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	155	172,962
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	500	508,515
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	203,145
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	95	96,367
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	235	237,926
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	245	271,439
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2031	90	100,521
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2031	40	44,716
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	30	33,348
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2031	65	72,094
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2031	120	134,149
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2031	135	150,644
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2031	65	72,730
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	130	132,018
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2031	60	66,866

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2031	$85	$95,903
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2031	120	133,732
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2036	50	50,175
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2037	10	9,911
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2040	105	100,446
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021-23B, RB	5.00%	02/01/2041	5	5,225
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	125	122,029
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	15,175
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2031	10	11,325
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	5	5,511

				3,512,776

Michigan-1.48%
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	170,569
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2034	105	114,767
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	65	70,470
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	300	297,898
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2038	150	143,606
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	253,067
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	58,727
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	5	5,598
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2031	60	65,305
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2046	120	122,801
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	50	50,654
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	101,607

				1,455,069

Minnesota-1.08%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2031	20	21,907
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2037	25	24,238
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2038	20	19,070
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2039	30	28,205
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	305	334,896
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	40	44,708
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2033	30	31,043
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	45,181
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2031	60	67,171
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2031	50	55,833
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2031	50	55,923
Minnesota (State of), Series 2023, COP	5.00%	11/01/2031	245	272,677
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2031	5	5,592
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2031	5	5,549
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2031	45	49,992

				1,061,985

Missouri-0.49%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2031	5	5,580
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	120	130,035
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2031	5	5,555
Springfield (City of), MO, Series 2015, Ref. RB	4.00%	08/01/2031	40	40,007
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	153,502
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2031	130	146,314

				480,993

Nebraska-0.11%
Central Plains Energy Project (Project No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2031	100	105,790

Nevada-0.37%
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2031	10	10,481
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	10,886

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2034	$45	$48,746
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	175	188,523
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	60	66,491
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	35	38,786

				363,913

New Jersey-2.26%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	110	114,382
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	267,833
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	72,105
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RB	5.00%	06/15/2033	5	5,388
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2031	45	49,058
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	90	96,300
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	155	168,977
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2033	25	26,937
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2035	95	94,076
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2036	40	39,059
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	110	119,919
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	50	54,160
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	105	112,889
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	80	85,322
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2038	10	9,525
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	220	232,938
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	140	131,564
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	100	109,017
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2031	60	65,411
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	400	369,037

				2,223,897

New Mexico-0.25%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2031	15	16,587
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	200	221,244
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2031	10	11,062

				248,893

New York-20.75%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2031	15	16,993
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	45	50,131
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	45	50,215
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	35	36,287
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2039	195	191,283
Metropolitan Transportation Authority, Series 2015 F, Ref.RB	3.25%	11/15/2031	160	149,823
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2031	5	5,463
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2031	140	156,775
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	40	42,266
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	160	178,243
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2033	200	210,349
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2033	65	72,100
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	315	329,374
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2034	50	55,090
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2035	5	5,477
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	20	19,140
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	140	153,882
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	55	55,321
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	80	78,716
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	75	73,530
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2031	10	11,177
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	35	35,483
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	90	85,197
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2031	25	27,361
New York & New Jersey (States of) Port Authority, Two Hundred Twenty-Fourth Series 2021, Ref. RB	4.00%	07/15/2039	10	9,598

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	$80	$86,974
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	45	48,642
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2033	150	163,077
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2035	75	80,606
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	210	228,293
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	245,246
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	265	288,084
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	235	255,471
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2033	70	76,290
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2036	115	114,443
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	195	208,583
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	345	349,422
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	25	26,698
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2037	50	53,064
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2039	5	5,234
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	169,694
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	280	285,719
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	40,335
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	70	77,173
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2031	55	60,860
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	95	102,688
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2031	50	55,327
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2031	5	5,533
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2031	25	27,664
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2031	55	60,860
New York (City of), NY, Series 2023, GO Bonds	5.00%	08/01/2031	10	11,065
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2031	10	11,014
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2031	10	11,025
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2031	5	5,533
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2031	40	44,144
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2031	100	110,746
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	100	102,191
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	50	54,341
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	170	188,961
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	315	319,874
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	235	241,271
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	55,666
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	270	300,114
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,059
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	125	136,401
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	40	43,528
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	50	54,410
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	140	152,059
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	20	22,161
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	80	87,375
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	170	184,651
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	15	14,999
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2036	270	267,621
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	75	73,537
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	75	72,190
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	50	54,212
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	170	182,914
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2036	20	19,882
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2038	35	33,924
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2039	200	190,716
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	335	359,409
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	145	154,357
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	25	26,403

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	$20	$18,290
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2031	215	237,070
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2032	125	137,201
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	120	130,551
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2034	170	183,339
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2036	15	14,868
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2037	5	4,902
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2038	25	24,063
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	50	55,268
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	100	110,805
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2031	40	44,322
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2031	125	138,507
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2031	5	5,512
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2031	95	104,734
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2031	70	77,564
New York (City of), NY Transitional Finance Authority, Subseries 2010 F-5, RB	5.00%	02/01/2031	90	98,923
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	30	33,076
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	247,034
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	225	225,099
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2036	40	39,646
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	20	19,586
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2033	140	154,455
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2031	160	176,406
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2031	155	171,748
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	60	65,204
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2031	5	5,582
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2031	150	167,254
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2031	40	44,136
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2031	215	233,028
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	455	501,353
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	190	206,826
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2034	20	20,193
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	165	179,579
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	150	161,368
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	145	154,967
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2037	430	424,240
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2038	255	247,981
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	105	98,400
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	240	221,439
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	111,301
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2031	435	479,316
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2031	5	5,509
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2031	10	10,883
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	90	97,556
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2036	70	74,495
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2037	145	153,461
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2031	130	144,262
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2035	75	80,345
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2038	20	21,009
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2031	5	5,601
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	10/01/2031	40	44,481
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2031	95	104,678
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	115	125,750
New York (State of) Dormitory Authority (Fordham University), Series 2021 A, Ref. RB	4.00%	07/01/2037	30	30,103
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2040	45	43,539
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	75,438
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2031	5	5,639
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2031	125	140,734
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2033	10	11,064

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2034	$40	$43,964
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2035	5	5,457
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2037	25	25,240
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2039	55	54,045
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2040	30	29,122
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	75	82,934
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,384
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	10	9,783
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2034	40	43,622
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	10	10,854
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	60	60,286
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2031	15	16,600
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	30	25,214
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2031	80	88,463
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2041	15	13,935
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	700	650,238
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	40	40,024
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	20	19,806
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2038	15	14,707
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	15	13,281
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	50	45,928
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2031	30	33,575
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2031	100	111,916
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2031	25	27,979
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	20	21,567
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	115	124,872
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2031	5	5,529
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2036	195	211,144
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2037	30	29,825
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2038	315	309,067
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2039	50	48,441
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2031	75	82,599
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	53,608
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	600	606,000
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2037	45	48,209
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	25	26,574
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	10	10,559
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	40	41,994
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	40	41,683
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	95	97,924
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	75	76,714
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	85	72,663
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	175	177,900
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2031	80	89,022
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	05/15/2031	155	170,964
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	530	533,190
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	50	50,143
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	40	40,429
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2031	210	232,466

				20,437,133

North Carolina-1.39%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2031	100	111,620
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	5	5,460
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	111,830
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	20	21,917
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	30	33,262

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	$10	$11,025
North Carolina (State of), Series 2021, RB	5.00%	03/01/2033	30	32,742
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	10	10,082
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2031	30	33,262
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	305	332,517
North Carolina (State of) Medical Care Commission, Series 2021 A, RB	4.00%	02/01/2036	5	4,901
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2031	95	105,209
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,236
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2034	15	15,171
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	100	99,058
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2031	345	384,691
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2031	40	44,756

				1,372,739

Ohio-3.30%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2034	5	5,374
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2038	270	262,489
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2031	20	21,883
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	99,615
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2037	35	34,511
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2031	75	83,740
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2031	25	27,913
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	9,313
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	8,387
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2037	5	5,361
Ohio (State of), Series 2021 A, GO Bonds	4.00%	06/15/2037	5	5,028
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	35,035
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	10	10,523
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	251,881
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	90	100,690
Ohio (State of), Series 2021, RB	5.00%	02/01/2031	30	33,056
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	30	33,549
Ohio (State of) Turnpike & Infrastructure Commission, Series 2013 A-4, RB	5.70%	02/15/2034	120	135,582
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	355	366,704
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	70	71,992
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2031	15	16,495
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2035	170	183,976
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	50	53,282
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	70	74,110
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	174,260
Ohio (State of) Water Development Authority, Series 2024 A, GO Bonds	5.00%	06/01/2031	10	11,140
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2038	15	15,945
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2039	5	4,995
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2040	55	57,993
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2041	15	14,668
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	115	117,894
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2033	25	27,454
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2034	100	109,210
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2036	150	161,821
Tipp (City of), Ohio Exempted Village School District, Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	11/01/2054	615	622,140

				3,248,009

Oklahoma-0.30%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	101,953

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	$165	$181,266
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	10	10,223

				293,442

Oregon-0.17%
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2031	100	111,160
Oregon (State of) (Q State), Series 2021 A, GO Bonds	5.00%	05/01/2035	50	54,292

				165,452

Pennsylvania-2.67%
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	65	63,276
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	3.00%	01/01/2031	335	324,891
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	35	38,167
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	60	66,488
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	350	357,439
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	10	11,117
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	25	27,792
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	100	111,263
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2031	25	27,779
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	290	311,076
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	51,131
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	125	127,616
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	95	96,704
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	95	96,376
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	125	127,441
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2051	100	101,384
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	148,035
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2031	5	5,532
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2037	120	117,983
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2038	115	111,839
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2039	10	9,644
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	260	266,038
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2031	25	27,716

				2,626,727

Rhode Island-0.02%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	20	21,637

South Carolina-1.07%
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2031	5	5,200
Piedmont Municipal Power Agency, Series 2021 D, Ref. RB	4.00%	01/01/2033	40	40,243
SCAGO Educational Facilities Corp. for Pickens School District, Series 2015, Ref. RB	3.50%	12/01/2031	20	19,387
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2031	260	284,142
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2031	10	10,820
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2036	15	14,672
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2039	350	331,710
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2040	15	15,379
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	45	45,438
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2031	45	49,348
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	135	136,213
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	100	102,282

				1,054,834

South Dakota-0.24%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2031	215	233,347

Tennessee-0.57%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	108,150
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2031	170	183,166

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	$50	$50,957
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	150	153,875
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	31,257
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	30	32,369
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,555

				565,329

Texas-7.27%
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2046	35	35,673
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	75	83,319
Austin Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	15	15,158
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	105	116,250
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,049
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	100	110,995
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	122,094
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	205	227,539
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2031	20	22,199
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	155	156,571
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2037	140	137,799
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	35	33,955
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	100	110,239
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	10	11,024
Comal Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2036	100	101,101
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	375	413,605
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	15	15,059
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	80	87,199
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	65,399
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	15	16,575
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2031	5	5,525
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2031	195	214,110
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	5	5,624
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	109,581
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	55	60,850
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	5	5,058
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	50	55,120
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	90	92,468
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2031	30	33,245
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2031	50	55,200
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2031	85	92,992
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2031	270	295,791
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2031	110	121,813
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	5	5,542
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	40	44,279
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2033	45	48,946
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	330	357,214
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	30	32,231
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2036	75	79,961
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	165	166,366
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2036	40	42,540
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	175	184,799
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	20	20,914
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	15,473
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	30	30,605
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	45	45,326
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	30	33,055

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	$15	$13,563
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	56,820
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2033	10	10,032
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	330	328,790
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	85	83,686
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	150	135,627
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2031	60	66,584
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2031	115	127,552
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	45	49,188
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	150	152,570
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	265	271,865
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2038	20	20,956
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	135	140,460
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2040	160	165,310
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	125	128,484
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	130	131,535
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2031	35	38,489
San Antonio (City of), TX Water System, Series 2021 A, Ref. RB	5.00%	05/15/2046	100	101,970
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,462
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2031	5	5,512
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	45	49,707
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2031	60	66,317
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2031	255	279,412
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	32,715
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	75	83,258
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	80	87,772
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	100	109,002
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	35	35,374
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	20	20,058
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2031	10	11,124
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2031	20	22,140
Texas State University Board of Regents, Series 2024 A, RB	5.00%	02/15/2031	20	22,059
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	80	77,927
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	35	38,334
Williamson (County of), TX, Series 2024, GO Notes.	5.00%	02/15/2031	30	32,940

				7,159,024

Utah-1.24%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	105	116,785
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	50	54,500
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2034	5	5,323
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	20	21,174
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	30	31,385
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	10	10,392
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	50	51,823
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	25	25,669
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	5	5,108
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	320	324,227
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	270	272,379
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	110	111,666
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	100	111,248
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	70	76,372

				1,218,051

Virginia-1.43%
Fairfax (County of), VA, Series 2021 A, RB	5.00%	07/15/2046	10	10,343
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2031	30	33,581
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	155	170,124

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2031	$90	$99,366
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2031	50	55,203
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	4.00%	02/01/2033	5	5,133
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2031	105	115,927
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 B, Ref. RB	5.00%	02/01/2031	145	160,090
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	130	144,700
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	230	252,748
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	50,032
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2037	145	142,601
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2031	35	38,958
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	121,889
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2031	5	5,546

				1,406,241

Washington-4.81%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	45	50,362
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	190	210,633
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	140	154,264
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	150	146,846
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2031	55	61,164
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	215	225,605
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	310	324,511
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2031	15	16,681
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	50	55,307
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	256,361
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	30	28,502
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	105	105,629
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	55	54,842
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	25	24,730
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	152,883
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	276,779
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	80	84,655
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	5	5,200
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	65	67,287
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	150	153,729
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	50	54,525
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2031	30	33,345
Washington (State of), Series R-2021C, Ref. GO Bonds	5.00%	08/01/2031	15	16,714
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	25	25,432
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2036	40	40,095
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2031	60	66,690
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2031	25	27,812
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	16,388
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2031	35	39,000
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2034	55	60,079
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2035	55	59,589
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	135	145,019
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2037	65	69,556
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2038	5	5,296
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2039	5	5,268
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2031	50	55,368
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2033	35	38,329
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2034	30	32,653

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	$35	$37,792
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	45	48,212
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	305	325,796
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2031	30	33,428
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2031	180	199,326
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2031	60	66,442
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	55	61,285
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2031	5	5,537
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	173,062
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	10	10,372
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	10	10,299
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2031	65	72,428
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	390	406,795
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	40	40,070

				4,737,972

West Virginia-0.09%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	90	91,461

Wisconsin-0.76%
Pleasant Prairie (Village of), WI, Series 2023 A, GO Bonds	4.00%	08/01/2033	50	51,623
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	230	251,252
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	80	87,392
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2031	45	49,919
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	100	110,930
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2031	80	88,744
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2031	100	111,385

				751,245

TOTAL INVESTMENTS IN SECURITIES(d) -98.39% (Cost $99,292,838)				96,922,973
OTHER ASSETS LESS LIABILITIES-1.61%				1,584,612

NET ASSETS-100.00%				$98,507,585

Investment Abbreviations:

AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.24%
Alabama-0.43%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2034	$35	$38,040
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2035	25	27,017
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	105	111,992
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	145	149,061
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.00%	10/01/2032	100	108,828

				434,938

Arizona-0.48%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2032	50	56,062
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022, RB	5.00%	11/01/2047	50	49,293
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	35	35,188
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	20	22,432
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2034	50	55,370
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2035	5	5,502
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2036	80	87,454
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2038	85	91,552
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	10	9,617
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	20	21,833
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGI)(a)	5.00%	06/01/2053	25	25,131
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,131
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2032	20	22,385

				486,950

Arkansas-0.15%
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.00%	11/01/2047	25	25,460
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.25%	11/01/2052	125	128,284

				153,744

California-16.19%
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	31,447
Alhambra Unified School District (Election of 2016), Series 2022 B, GO Bonds	5.25%	08/01/2047	140	147,708
Alisal Union School District, Series 2022 B, COP	4.25%	08/01/2054	25	23,593
Alum Rock Union Elementary School District (Election of 2016), Series 2022 A, Ref. GO Bonds	5.25%	08/01/2047	20	20,885
Bay Area Toll Authority, Series 2024 F-2, RB	5.00%	04/01/2040	40	42,896
Bay Area Toll Authority, Series 2024, Ref. RB	5.00%	04/01/2032	15	17,009
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	30	31,459
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	15	15,599
California (State of), Series 2007, Ref. GO Bonds, (INS - AGI)(a)	5.25%	08/01/2032	250	280,046
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	85	77,836
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	100	97,470
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	161,088
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	185	207,331
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2032	50	55,499
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	60	66,548
California (State of), Series 2022, GO Bonds	5.00%	04/01/2032	135	151,296
California (State of), Series 2022, GO Bonds	5.00%	09/01/2032	245	275,568
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	110	121,987
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	115	126,629
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	35	38,208
California (State of), Series 2022, GO Bonds	5.00%	09/01/2039	50	53,707
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	5	5,278
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	195	201,463
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	220	247,772
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	195	214,270
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	520	572,581
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2036	55	60,041
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	10	10,840
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	100	108,465
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	250	241,579

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	$250	$264,455
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	250	241,436
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	175	185,651
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	385	408,906
California (State of), Series 2023, GO Bonds	5.00%	10/01/2032	20	22,510
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	50	56,238
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	25	28,119
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	10	11,248
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	80	89,922
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2032	200	224,953
California (State of) Department of Water Resources, Series 2022, Ref. RB	5.00%	12/01/2035	5	5,631
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, RB	5.00%	12/01/2034	15	17,036
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2032	210	241,358
California (State of) Educational Facilities Authority (Stanford University), Series 2012 U-2, Ref. RB	5.00%	10/01/2032	35	40,084
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2032	50	57,299
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2034	20	22,644
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2035	60	67,415
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2036	30	33,475
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	80	75,113
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	370	386,952
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	103,766
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	50	50,460
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	335	294,535
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	340	373,145
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	163,151
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2032	80	89,760
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2032	125	140,515
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2034	5	5,532
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2037	20	21,598
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	205	208,069
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	115	120,953
Coachella Valley Water District, Series 2022 A, COP	5.00%	08/01/2047	15	15,701
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	15	17,132
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2038	15	16,422
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	107,269
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	20	22,854
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	55	61,886
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	35	36,133
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	45	40,892
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	125	135,763
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	5	5,366
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2037	5	5,254
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	125	127,130
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	25	25,152
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2036	140	147,659
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2037	40	41,907
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2038	5	5,195
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2039	10	10,310
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	10	10,223
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	55,315

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	$250	$248,569
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2036	100	105,831
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2037	100	105,081
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	145	151,032
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	20	20,660
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	20,568
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	55	56,662
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	55	56,387
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	10,268
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	51,116
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	15	15,356
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	30	30,480
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	51,649
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	155	159,161
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	35,213
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	198,856
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	5,431
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	72,948
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024, GO Bonds	5.00%	08/01/2032	15	17,151
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	45	51,121
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2032	10	11,408
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	25	27,904
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2037	70	77,599
Los Angeles Community College District (Election of 2008), Series 2022, GO Bonds	5.00%	08/01/2035	5	5,618
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	45	43,069
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	75	83,893
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	65	72,199
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2034	5	5,518
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	20	21,916
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2036	80	81,042
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2038	15	14,907
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2039	120	117,952
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2040	10	9,749
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2041	95	91,803
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	45	41,013
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2032	205	230,967
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2032	10	11,267
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	35	40,009
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2036	20	22,232
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2032	60	68,421
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	150	157,150
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	90	96,465
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	110,319
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	100	107,870
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	50	53,455
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	250	265,692
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	20	21,126
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	25	26,260
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	195	203,148
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	240	245,158
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	10,310
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2032	20	22,846
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	172,399
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2032	35	40,084
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	20,801
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	206,286
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,700
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	105	109,777
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2032	5	5,585

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2022 F-2, GO Bonds	4.25%	07/01/2052	$200	$187,198
San Diego Unified School District (Green Bonds), Series 2022 F2, GO Bonds	5.00%	07/01/2042	25	26,539
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	10	11,357
San Francisco (City & County of), CA, Series 2024 R1, Ref. GO Bonds	5.00%	06/15/2032	85	96,537
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2032	20	18,957
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2032	100	110,441
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,223
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	60	68,417
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	40	44,357
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2037	10	10,974
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	285,294
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.00%	08/01/2039	190	205,981
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	90	95,780
San Joaquin Hills Transportation Corridor Agency, Series 2021, Ref. RB	4.00%	01/15/2034	45	45,718
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	70	73,276
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	120	124,773
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2034	40	45,233
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	63,410
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2032	55	62,621
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	21,310
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	155	161,325
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2047	15	15,641
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	10	10,354
University of California, Series 2022 BK, RB	5.00%	05/15/2032	310	347,006
University of California, Series 2022 BK, RB	5.00%	05/15/2052	250	256,057
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2032	30	33,541
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	160,236
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2035	10	10,963
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2036	15	16,281
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2037	5	5,397
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	150	160,653
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	139,922
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	140	156,712
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2032	120	134,325
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2032	10	11,194
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2046	65	67,980
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	165	172,074

				16,536,104

Colorado-3.57%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	204,156
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2032	55	60,543
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	185	211,494
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	115	130,647
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	100	113,135
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	60	67,195
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2038	25	26,356
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2041	45	45,937
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	250	257,860
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	80	88,390
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	90	91,134
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	260	262,300
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2034	15	16,363
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2037	1,000	1,069,213
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,189
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	102,976

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2053	$50	$51,488
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2032	30	33,532
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	250	255,265
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	15	16,623
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	55	59,222
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2040	50	53,216
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	104,880
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	160	165,509
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	94,396
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	50	52,222

				3,644,241

Connecticut-1.38%
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	105	100,374
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	75	71,748
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	182,933
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	90	92,708
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2032	50	55,860
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2032	15	16,824
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2034	5	5,529
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2036	125	135,817
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2040	30	31,650
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2032	10	11,216
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2032	20	22,344
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	45	50,366
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2032	50	55,860
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2032	55	61,267
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2032	10	11,153
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2035	85	86,892
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2036	15	15,212
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2037	50	50,289
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2035	30	32,909
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	48,427
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2038	80	85,383
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2039	65	68,808
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	20	20,972
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2032	50	55,860
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2035	35	34,700

				1,405,101

Delaware-0.05%
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	10	11,269
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	35	39,513

				50,782

District of Columbia-1.77%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	250	279,132
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	45	49,496
District of Columbia, Series 2022 A, RB	5.00%	07/01/2035	145	158,397
District of Columbia, Series 2022 A, RB	5.00%	07/01/2036	95	103,095
District of Columbia, Series 2022 A, RB	5.00%	07/01/2037	55	59,262
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	60	63,472
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	50	52,504
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	25	26,057
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	140	145,070
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	160	163,160
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2032	10	11,199
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2035	15	16,410
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	150	162,946
District of Columbia, Series 2022, RB	5.00%	07/01/2038	20	21,322
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2032	20	22,233

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2032	$55	$61,446
District of Columbia Water & Sewer Authority, Series 2022 C1, RB	5.00%	10/01/2035	155	169,552
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	220	223,787
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2032	20	21,966

				1,810,506

Florida-4.40%
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	70	65,995
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	50,685
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	85	82,762
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	250	247,024
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	150	154,214
Broward (County of), FL School Board, Series 2022 B, COP	5.00%	07/01/2035	105	114,146
Broward (County of), FL School Board, Series 2022 B, COP	5.00%	07/01/2036	85	91,743
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	95,750
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2032	35	38,451
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2032	5	5,586
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2032	80	89,855
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	45	50,544
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2032	125	140,399
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	50	56,232
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	101,426
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,115
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.00%	07/01/2053	100	102,503
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	98,198
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	111,646
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2032	30	33,494
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	75	79,026
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	102,379
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2032	50	56,031
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	30	30,863
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2046	10	10,158
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2047	25	25,285
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2048	195	196,923
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2049	555	559,673
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2051	10	10,049
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2052	55	55,227
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	176,435
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	44,256
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2035	95	105,037
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2036	75	82,275
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	50	53,858
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2040	50	53,235
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	15	16,576
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	26,061
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	135	139,782
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	100,216
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	5	5,082
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	257,099
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	10	10,219
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	102,881
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	100	103,978
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	200	203,888
Tolomato Community Development District, Series 2022 A, RB, (INS - AGI)(a)	4.00%	05/01/2040	160	148,294

				4,499,554

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-2.19%
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	$20	$20,969
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	95	99,004
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2034	55	61,116
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2036	155	169,866
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	30	32,344
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	35	37,495
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds	5.00%	12/01/2035	20	22,075
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	5.00%	07/01/2047	150	153,254
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	40	44,797
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2034	40	44,215
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	20	21,963
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	70,757
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	105	112,670
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	15,996
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	70	74,332
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	10,550
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2034	25	27,865
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2036	10	11,003
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	30	33,691
Georgia (State of) (Bid Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2032	30	33,861
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	140	155,696
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2032	50	56,436
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	65	73,366
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	55	59,570
Georgia (State of) Municipal Electric Authority, Series 2021, Ref. RB	5.00%	01/01/2046	60	60,837
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2036	25	27,277
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	68,392
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	15	15,679
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	80	81,978
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	300	310,583
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2023 B, RB	5.00%	07/01/2032	15	16,829
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	190	212,788

				2,237,254

Hawaii-0.07%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	50	47,843
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	25	23,230

				71,073

Idaho-0.21%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	210	215,352

Illinois-6.05%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	130,519
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	150	154,868
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2032	205	225,583
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2035	230	246,277
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2036	100	107,034
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2036	45	47,841
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2037	30	31,628
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2038	45	47,099
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2040	15	15,617
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2041	70	72,328
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2032	60	68,357
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2032	5	5,536
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	150	154,802
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	15	15,379
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2032	45	41,323
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	40	42,806
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2032	80	86,108
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	50	53,279
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	60	63,582

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	$260	$274,187
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	150	156,963
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	75	76,918
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	35	37,339
Illinois (State of), Series 2022 B, GO Bonds	5.25%	10/01/2035	150	161,573
Illinois (State of), Series 2022 C, GO Bonds	5.00%	10/01/2038	5	5,201
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	242,368
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2032	60	64,771
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2035	75	79,501
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2036	100	105,310
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2037	65	67,958
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2038	75	79,086
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	25	26,016
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	15	15,569
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	200	205,016
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2032	10	10,779
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	145	154,634
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2035	105	111,316
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2036	270	284,300
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2032	80	87,025
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2032	10	10,772
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	15	15,697
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	36,405
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	340	341,209
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	405	405,006
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2032	25	27,547
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	30	33,164
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	315	313,238
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	245	238,969
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	30	31,091
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	120	122,257
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	545	551,283
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2032	165	179,530
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2032	15	16,450

				6,178,414

Indiana-0.88%
Greater Clark Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	6.00%	01/15/2042	5	5,487
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2034	30	33,142
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2035	65	71,408
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2036	50	54,583
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2037	80	86,767
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2038	10	10,760
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	15	16,441
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	55	55,826
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	120	130,188
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	85	84,852
Indianapolis Local Public Improvement Bond Bank, Series 2022, RB	5.00%	01/01/2053	185	185,297
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2041	20	20,906
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	140,391

				896,048

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-0.39%
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2047	$80	$82,765
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	280	314,953

				397,718

Kansas-0.02%
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	09/01/2052	25	25,616

Kentucky-0.31%
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2032	15	16,582
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	120,717
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGI)(a)	5.00%	05/15/2047	100	99,543
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	75	77,763

				314,605

Louisiana-0.55%
Louisiana (State of), Series 2022 A, GO Bonds	4.00%	04/01/2039	50	48,467
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2032	65	72,796
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2032	90	100,054
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.), Series 2007, Ref. RB	3.50%	11/01/2032	225	213,449
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	35	37,509
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	35	35,385
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2037	10	10,629
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	40	40,180

				558,469

Maryland-1.42%
Baltimore (County of), MD, Series 2022, GO Bonds	4.00%	03/01/2041	80	77,792
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2035	135	148,129
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	50	54,507
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2037	5	5,413
Maryland (State of), Series 2017 A, GO Bonds	3.25%	03/15/2032	75	74,069
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	130	146,364
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2032	25	28,087
Maryland (State of) (Bidding Group 1), Series 2024, GO Bonds	5.00%	06/01/2032	10	11,259
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	2.00%	08/01/2032	95	82,914
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2032	120	132,497
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	225	247,421
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	70	77,518
Maryland (State of) Department of Transportation, Series 2017, RB	3.25%	05/01/2032	15	14,664
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2032	180	172,315
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	10	8,875
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2032	50	48,063
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	80	83,417
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2032	15	16,900
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2034	10	11,079
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	5	5,452

				1,446,735

Massachusetts-3.43%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2034	20	22,423
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2035	5	5,569
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2040	10	10,771
Boston (City of), MA, Series 2022, GO Bonds	5.00%	11/01/2041	5	5,350
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	55	62,450
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2032	150	168,923
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	4.00%	02/01/2034	25	25,768
Massachusetts (Commonwealth of), Series 2022 A-1, Ref. RB	5.00%	07/01/2037	15	16,298

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2032	$200	$225,380
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2034	80	88,539
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	35	38,363
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2036	125	135,902
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	115	123,021
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2039	5	5,316
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	110	116,449
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	255	267,034
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	225	228,035
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	343,018
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	91,917
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	130	132,566
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	430	435,865
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2032	10	11,229
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2032	150	169,148
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2032	5	5,627
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	105	106,680
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	35	36,858
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	215	232,535
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds) (Harvard University), Series 2022, RB	5.00%	11/15/2032	110	122,220
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College), Series 2022, RB	5.00%	07/01/2052	55	51,158
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2035	5	5,486
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2039	10	10,583
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	130	133,725
Massachusetts (Commonwealth of) Development Finance Agency (Springfield College), Series 2022, Ref. RB	5.00%	10/01/2038	15	15,977
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	30	34,958
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	20	20,617

				3,505,758

Michigan-1.04%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2032	45	49,836
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	165	170,822
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2032	20	22,384
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	29,870
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	25	27,735
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	35	39,454
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	15	15,266
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	153,640
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2032	30	32,912
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	75	80,021
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	30	31,739
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2038	270	259,098
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	40	41,975
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	109,076

				1,063,828

Minnesota-1.32%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	535	542,233
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,045
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	88,719
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	56,510
Minnesota (State of), Series 2023, COP	5.00%	11/01/2032	10	11,227
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	185	208,706

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	$150	$163,665
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	20	21,652
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	4.00%	11/15/2039	50	48,578
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	150	152,483
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2032	5	5,575
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	15	16,413
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	25	27,172

				1,352,978

Mississippi-0.22%
University of Mississippi Educational Building Corp. (New Facilities), Series 2022, RB	4.50%	10/01/2052	235	220,468

Missouri-0.56%
Jefferson City School District, Series 2023 A, GO Bonds	5.50%	03/01/2043	5	5,304
Metropolitan St. Louis Sewer District, Series 2022 B, Ref. RB	5.25%	05/01/2052	100	103,403
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2032	30	32,727
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	67,305
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	100	112,294
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	100	98,959
Springfield School District No. R-12, Series 2023, GO Bonds	5.00%	03/01/2040	60	63,222
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2043	10	9,326
St. Louis School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2042	75	77,517

				570,057

Montana-0.25%
Montana State Board of Regents, Series 2022, RB, (INS - AGI)(a)	5.25%	11/15/2052	250	256,909

Nebraska-0.45%
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	65	58,265
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	340	350,091
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	50	55,976

				464,332

Nevada-0.50%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	125	135,563
Clark (County of), NV, Series 2022, RB, (INS - AGI)(a)	4.00%	07/01/2040	70	67,727
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2032	50	55,592
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	40	38,130
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	18,759
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2042	205	190,883

				506,654

New Jersey-2.86%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	83,816
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	500	526,094
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2032	70	60,753
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	51,788
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	15	15,331
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	26,429
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	20,996
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	130,882
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2022 A, RB	5.00%	03/01/2032	55	61,340
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	10	10,840
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	415	449,848
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	25	22,629
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	25	27,407
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2034	20	21,604
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2035	90	96,387
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2036	95	100,958

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	$75	$79,099
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2038	15	15,691
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	10	10,902
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2032	20	22,262
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.00%	12/15/2032	25	28,296
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	15	16,130
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2036	45	48,752
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2037	45	47,609
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	110	115,375
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	65	68,780
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	50	51,755
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	50	51,188
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	95	98,386
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2032	50	54,814
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2032	65	71,259
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2032	270	295,998
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2032	105	115,112
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	10	9,510
Union County Utilities Authority, Series 2011, Ref. RB	4.00%	06/15/2032	15	14,911

				2,922,931

New Mexico-0.23%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2032	40	44,714
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	80	89,322
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	90	100,488

				234,524

New York-20.12%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2032	10	11,448
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	65	64,638
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2037	75	74,862
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2038	15	14,809
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	50	47,498
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2032	5	5,645
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2034	30	33,300
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	5	4,620
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	50	52,092
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	60	53,959
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	15	14,503
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	20	20,495
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	200	202,969
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	25	25,284
Nassau County Local Economic Assistance Corp. (Cold Spring Harbor Laboratory), Series 2024, RB	5.00%	01/01/2032	10	11,256
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	195	183,506
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2032	5	5,615
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	150	154,677
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2032	130	145,147
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	20	21,889
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	45	49,251
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2032	5	5,488
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	80	87,852
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	20	21,808
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2036	20	21,607
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2037	65	69,646
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	155	163,880
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2039	55	57,832
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	318,301
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	210	217,963
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	25	22,171
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2032	25	27,879

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2032	$10	$11,152
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	10	11,152
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	278,792
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2032	20	22,303
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	25	27,879
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2032	5	5,576
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2032	35	38,899
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2032	5	5,582
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2034	15	16,478
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2035	5	5,453
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	20	21,611
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2037	10	10,707
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2038	80	85,947
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	30	32,130
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	55	58,693
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	30	31,848
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	160	168,715
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	25	26,137
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	300	308,493
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	105,739
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2034	45	49,336
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2035	60	65,343
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2037	25	26,791
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2038	25	26,964
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	105	112,175
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	85	88,679
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	40	42,474
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	15	15,869
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	130	136,935
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.50%	05/01/2049	90	86,116
New York (City of), NY Industrial Development Agency, Series 2021, Ref. RB	5.00%	06/15/2032	20	22,444
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	495	510,858
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, RB	3.13%	06/15/2032	20	19,229
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	221,379
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	135	137,482
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	165	182,099
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	120	123,018
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	3.13%	07/15/2032	25	24,181
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,477
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2036	45	48,580
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2037	105	112,382
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	95	100,077
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	35	36,410
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	25	26,254
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	150	154,218
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	30	30,588
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2032	20	22,314
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2035	20	22,088
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2036	105	115,159
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	5	5,393
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2036	155	167,100
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2037	70	74,892
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	140	147,447
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	15	15,671
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	57,088
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	50	51,541
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	75	76,665
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	430	435,700
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	5	5,041
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	80	88,807

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	$10	$11,093
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	81,461
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2036	10	10,781
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	75	80,242
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	10	9,774
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	45	43,602
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	250	234,058
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	15	13,711
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	405	413,992
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	425	430,633
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	200	221,954
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	20	22,010
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	141,276
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	15	16,382
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2032	130	144,227
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2036	50	54,001
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	465	505,866
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	55	58,271
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	298,755
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	30	31,819
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	55	59,318
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	399,955
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2037	100	98,771
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2032	315	349,806
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2032	30	33,335
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2034	165	180,510
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2036	75	80,896
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2038	60	58,348
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2040	5	4,688
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	200	222,099
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	15	15,195
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2035	15	15,027
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2036	45	48,565
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	55	58,898
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2038	65	63,211
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	680	707,318
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	555	565,623
New York (State of) Dormitory Authority, Series 2022, Ref. RB	5.00%	05/01/2038	30	31,537
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2032	70	78,541
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	10	11,116
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	230	255,414
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	16,813
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2035	105	114,287
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2036	50	54,016
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2037	175	186,263
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	15	16,455
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2038	110	116,306
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2035	135	146,697
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	5.00%	05/01/2037	15	15,907
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	10	8,791
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2032	250	274,839
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2032	25	27,828
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2032	10	11,373
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2032	25	27,533
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2032	15	16,798
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2032	20	22,397
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2032	145	161,960
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2034	5	5,528
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2036	45	48,945
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	35	37,732

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2038	$20	$21,352
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	15	15,889
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	40	42,002
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	185	186,583
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	65	65,425
New York (State of) Thruway Authority (Bidding Group 2), Series 2022 A, Ref. RB	5.00%	03/15/2035	135	147,998
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	130	135,551
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	25	25,894
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	85	86,819
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	280	284,828
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	465	471,254
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	3.00%	12/15/2032	145	140,891
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 F-1, RB	4.00%	02/01/2038	10	9,765
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022, RB	5.00%	11/01/2038	65	68,711
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	90	92,379
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2032	20	22,619
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2032	150	166,671
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2035	50	55,085
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	105	114,838
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	115	126,794
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2038	15	16,389
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	80	86,832
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	105,486
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2032	150	166,681
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2032	5	5,582
New York State Urban Development Corp. (Bidding Group 1), Series 2023, Ref. RB	5.00%	03/15/2032	25	27,779
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	35	35,882
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	45	46,314
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	3.00%	06/01/2032	75	74,053
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	3.00%	05/15/2032	5	4,823
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	160	167,149
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	55	57,093
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2045	100	102,340
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	10	10,159
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	80	84,306
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	25	26,557
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	97,766
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	250	257,499
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	75	79,641
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	25	24,235
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	475	529,634
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	35	32,529
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2037	30	32,305
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2038	155	165,636
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	40	41,210
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	110	112,090
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	165	168,427
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2041	250	233,658
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	246,988
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	135	137,660
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	350	356,896
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2032	40	44,748
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2032	35	39,430

				20,547,112

North Carolina-0.59%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	50,761
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	20,816
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2032	40	45,185

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	$40	$44,550
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2032	25	28,024
North Carolina (State of), Series 2021, RB	5.00%	03/01/2032	20	21,960
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2032	35	39,233
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2034	85	94,128
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2036	15	16,375
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	129,986
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	20	21,971
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	80	90,101

				603,090

Ohio-0.97%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	65	62,074
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	20	22,556
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2032	20	22,556
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2032	195	220,208
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2032	90	101,172
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	30	33,868
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2034	75	81,518
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2024, Ref. RB	5.00%	01/01/2032	5	5,505
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2032	5	5,555
Ohio (State of) Water Development Authority (Green Bonds), Series 2022 A, RB	5.00%	12/01/2041	30	31,743
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2032	50	56,313
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2032	20	22,097
Rickenbacker Port Authority, Series 2002, RB	5.38%	01/01/2032	110	119,732
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	200	204,855

				989,752

Oklahoma-0.91%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2032	25	27,387
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	100	108,748
Oklahoma (County of), OK Finance Authority, Series 2023, RB	4.00%	09/01/2038	215	205,581
Oklahoma (County of), OK Finance Authority, Series 2023, RB	5.00%	09/01/2041	295	303,333
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2023, RB	5.00%	09/01/2036	25	26,613
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	250	261,262

				932,924

Oregon-0.26%
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2032	30	33,708
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	115,614
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2044	30	27,655
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	89,873

				266,850

Pennsylvania-3.70%
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	100	101,638
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, RB	5.00%	02/01/2032	50	55,784
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	10	10,659
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	201,285
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	4.25%	12/01/2047	50	46,412
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	145	164,613
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	50	50,982
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	45	43,028
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	40	39,301
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	140	135,583
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	77,376
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2032	150	168,094
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2032	350	392,219

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	$45	$50,459
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2034	40	44,260
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	175	190,341
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	50	53,520
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	5	5,235
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2022 A, Ref. RB	5.00%	02/15/2038	20	20,752
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2047	10	9,848
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	178,726
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	3.00%	06/01/2032	50	48,120
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2032	85	94,649
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	15	15,392
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	35	36,465
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	15	15,436
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	160	164,192
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2047	410	431,702
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	60	66,430
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2035	145	153,905
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2036	65	68,459
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2032	160	178,860
Ridley School District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	11/15/2050	150	149,643
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2034	10	11,054
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2037	30	32,384
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	107,082
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2041	150	159,633
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	10	10,212

				3,783,733

Puerto Rico-0.10%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	98,767

Rhode Island-0.02%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	15	15,893

South Carolina-0.59%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	102,763
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2032	15	15,673
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	65	69,796
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	147,644
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013, RB	4.00%	12/01/2039	10	9,477
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2033	15	16,266
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2040	5	4,693
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	10	10,006
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	125	132,999
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB, (INS - AGI)(a)	5.75%	12/01/2052	5	5,303
South Island Public Service District, Series 2022, RB	5.00%	04/01/2047	15	15,404
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	72,573

				602,597

Tennessee-0.70%
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	149,870
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	20	20,391
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 A, GO Bonds	4.00%	01/01/2035	15	15,093
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2036	35	38,106
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2037	195	210,955
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2039	15	14,690

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	$10	$9,473
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	256,172

				714,750

Texas-10.20%
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	20	20,507
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	61,183
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	30	33,606
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	30	33,557
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	25	27,981
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	20	20,969
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	215	206,626
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	165	167,210
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	125	140,030
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2034	55	60,488
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	190	198,660
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	100	89,567
Bullard Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	65	66,383
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	11,148
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	10	9,030
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	50	50,992
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	105	106,563
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	82,917
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	20	21,976
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	25	27,280
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	25	27,440
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	20	21,779
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	60	64,354
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	20	21,279
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	20	21,146
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2050	15	15,129
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2032	220	244,996
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2032	25	27,840
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	75	83,083
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	42,266
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	20	20,995
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	155	158,764
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2032	10	11,065
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	100	102,907
Elgin Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2047	90	80,913
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	117,459
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	100	101,852
Fort Worth (City of), TX, Series 2023, RB	4.13%	02/15/2046	100	90,887
Fredericksburg Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	15	15,441
Galveston (City of), TX, Series 2022 A, Ctfs. of Obligations	4.63%	05/01/2052	100	94,373
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	55	61,208
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	101,585
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	175	195,444
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2032	10	11,100
Harris (County of), TX Flood Control District (Green Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	50	46,505

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	$70	$70,761
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	25	24,890
Houston (City of), TX, Series 2002 A, Ref. RB(b)	5.75%	12/01/2032	35	41,112
Houston (City of), TX, Series 2014, RB	4.00%	11/15/2032	135	135,034
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	110	113,235
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	25	27,938
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	60	65,316
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	215	232,198
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	60	64,351
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	90	95,699
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	5	5,280
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	100	104,692
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	100	89,205
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	30	33,464
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.50%	05/15/2047	250	260,611
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	40	44,326
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	45	49,264
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	20	20,878
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	11,135
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	100,342
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	55	51,595
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	95	95,813
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	70	75,168
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2039	150	157,969
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	20	20,861
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	210	214,128
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	21,457
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	66,278
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2039	20	21,233
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2040	40	42,229
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	210	235,320
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	25	26,060
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2034	25	27,564
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	100	111,990
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	200	201,635
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	80	81,027
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	100	109,421
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	71,593
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	158,689
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2035	15	16,319
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	200	216,130
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	20	21,463
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2038	10	10,640
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	10	10,390
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	40	36,119
San Antonio (City of), TX, Series 2015, Ref. RB	4.00%	02/01/2032	40	41,645
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	100	103,059
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	101,618
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	10,997
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2035	30	32,350
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	101,841

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	$10	$10,292
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	101,709
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	102,604
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2032	5	5,567
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2032	35	38,994
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2035	5	5,461
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2036	20	21,697
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2037	40	43,070
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	74,729
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2039	70	74,142
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	50	52,625
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	85	88,133
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	100	99,536
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2024 A, RB	5.00%	07/01/2032	90	96,872
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	40	41,647
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2032	10	11,039
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2032	370	414,889
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2034	50	55,369
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2035	40	43,986
Texas (State of) Water Development Board, Series 2022, RB	4.45%	10/15/2036	20	20,670
Texas (State of) Water Development Board, Series 2022, RB	4.50%	10/15/2037	35	36,001
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	5	5,099
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	170	172,895
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	101,490
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	250	246,497
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	40	40,799
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2032	145	162,021
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	105	112,661
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	105	101,103
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	70	77,410
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	40	43,419
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2036	25	26,790
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2038	15	15,853
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2040	40	41,716
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	160	165,034
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	134,511
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGI)(a)	5.50%	12/15/2050	40	42,038
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	65	56,831
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	150	134,953

				10,418,967

Utah-1.53%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	135	145,600
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	109,789
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2034	105	112,890
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2038	110	114,918
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2039	15	15,624
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	120	124,370
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	5	5,153
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	130	133,197
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	15	15,564
University of Utah (The), Series 2022 B, RB	5.00%	08/01/2036	20	21,628
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	100	112,197
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	35	38,510
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2035	25	27,282
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	140	150,311

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2038	$50	$53,247
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2039	20	21,171
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	95	99,991
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	135	140,390
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(a)	5.25%	06/15/2032	95	104,417
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	4.38%	06/01/2040	20	20,034

				1,566,283

Virginia-2.00%
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	156,668
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	30	30,924
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2036	15	16,272
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2037	15	16,181
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	250	231,241
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	75	77,656
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	154,290
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2034	25	25,790
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	4.00%	02/01/2032	5	5,163
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2032	35	39,138
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2032	20	22,326
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	175	169,297
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2035	75	82,348
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2036	75	81,749
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	20	21,392
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	40	41,827
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	150	167,448
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	15	16,568
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	55	61,746
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	20	22,153
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	105	115,352
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	65	70,889
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2037	65	70,295
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	102,285
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	100	101,342
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	5.00%	05/15/2032	35	39,225
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2035	5	5,125
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2036	50	50,797
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2037	45	45,312

				2,040,799

Washington-4.17%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	50	55,713
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	45	48,179
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	102,523
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2032	5	5,613
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2032	15	16,839
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2034	15	16,558

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2035	$10	$10,969
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2036	295	319,930
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2037	275	295,971
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	20	21,155
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	35	36,687
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	45	49,861
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	35	33,687
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	5	5,571
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,523
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	315	334,409
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	15	15,773
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	25	27,031
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	50	53,637
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	10	9,722
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2040	10	9,670
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	20	20,445
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	15	15,160
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	22,357
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2032	10	11,118
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	30	33,242
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	50	53,690
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	10	10,680
Washington (State of), Series 2021 A, Ref. GO Bonds	4.00%	02/01/2035	30	30,658
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2032	330	370,458
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2032	100	112,334
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	115	129,184
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2034	35	38,698
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2035	125	136,922
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2036	10	10,848
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2032	105	117,415
Washington (State of) (Bid Group 1), Series 2024-A, GO Bonds	5.00%	08/01/2032	50	56,167
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	70	74,725
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	5	5,305
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	5	5,279
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	205	215,061
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	125	130,303
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	300	311,410
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	110,221
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2035	85	92,902
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2036	85	92,053
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2037	95	102,510
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2038	55	58,709
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2039	40	42,415
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	41,825
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2034	20	20,598
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2032	40	44,934

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	$40	$41,361
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	25	25,766
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	60	61,609
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	5	5,262
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	25	25,716
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	105	107,673

				4,260,034

Wisconsin-1.01%
Wisconsin (State of), Series 2022 4, Ref. GO Bonds	5.00%	05/01/2032	35	39,233
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	100	108,788
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	21,610
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	53,228
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2040	5	5,294
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	105	117,700
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2032	25	28,133
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2032	260	292,581
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.25%	03/01/2047	15	14,332
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS -BAM)(a)	5.50%	07/01/2052	350	353,893

				1,034,792

TOTAL INVESTMENTS IN SECURITIES(d) -98.24% (Cost $103,324,984)				100,337,986
OTHER ASSETS LESS LIABILITIES-1.76%				1,796,476

NET ASSETS-100.00%				$102,134,462

Investment Abbreviations:

AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.54%
Alabama-2.28%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2033	$15	$16,415
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2037	50	52,947
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2039	75	78,085
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	120	124,752
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	600	613,635
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.25%	10/01/2040	5	5,269
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.25%	10/01/2043	445	458,403
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts	5.25%	10/01/2049	25	25,261
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	300	313,150
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	15	15,494

				1,703,411

Arizona-1.37%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2033	15	16,881
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2033	20	22,313
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	85	80,783
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2035	25	27,853
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	80	88,178
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2037	65	70,837
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	15	15,617
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	40	41,741
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	105	109,473
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	165	169,101
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	115	117,103
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	250	262,909

				1,022,789

California-16.68%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2033	55	63,315
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	130	134,435
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	5	4,388
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2033	35	40,059
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	150	154,474
Benicia Unified School District (Election of 2004), Series 2024 A, GO Bonds	5.00%	08/01/2053	100	103,169
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	48,713
California (State of), Series 2015, Ref. GO Bonds	3.50%	08/01/2033	5	4,919
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	285	275,054
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	165	159,197
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	230	259,466
California (State of), Series 2022, GO Bonds	5.00%	09/01/2033	5	5,585
California (State of), Series 2023, GO Bonds	5.00%	09/01/2033	30	33,932
California (State of), Series 2023, GO Bonds	5.00%	10/01/2033	15	16,870
California (State of), Series 2023, GO Bonds	5.00%	09/01/2035	10	11,132
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	275	304,584
California (State of), Series 2023, GO Bonds	5.00%	09/01/2037	20	21,894
California (State of), Series 2023, GO Bonds	5.00%	09/01/2038	65	70,628
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	65	70,113
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	600	627,856
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	15	15,964
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	85	96,140
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2033	90	101,219
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2036	170	186,554
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	5	4,828
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	315	335,490
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	10	9,557
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	5	5,307
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	55	62,208
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	20	22,621
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2033	40	45,220

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Educational Facilities Authority (Stanford University), Series 2023 V-3, RB	5.00%	06/01/2033	$150	$172,377
California (State of) Educational Facilities Authority (University of the Pacific), Series 2023, RB	5.00%	11/01/2053	5	5,103
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	50	48,943
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2033	10	11,364
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2038	15	16,304
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2039	25	26,982
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	375	399,373
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	30	31,499
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2023 A, RB	5.00%	08/15/2033	40	45,447
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2033	5	5,696
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	160	184,213
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2033	25	28,783
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024 A, Ref. RB	5.00%	08/01/2033	5	5,695
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2033	50	56,360
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2036	20	21,946
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2037	60	65,348
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2038	30	32,337
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	4.50%	11/01/2043	10	10,060
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2044	15	15,626
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2033	20	22,307
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2035	45	49,857
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2038	140	150,887
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2033	50	56,360
California State University, Series 2016 A, Ref. RB	3.00%	11/01/2033	25	23,677
California State University, Series 2023 A, RB	5.25%	11/01/2048	100	105,984
Central Unified School District, Series 2023 B, GO Bonds	4.00%	08/01/2050	5	4,576
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	25	22,619
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	250	236,784
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2042	160	171,507
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	20	20,771
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	100	95,035
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	20	22,188
Hayward Area Recreation & Park District, Series 2023 B, GO Bonds	5.00%	08/01/2052	40	41,071
Imperial (County of), CA Community college District (Election of 2022), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2053	10	10,444
Imperial Irrigation District, Series 2016 C, Ref. RB	3.00%	11/01/2033	40	37,927
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	389,969
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	100	103,051
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2033	5	5,765
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	110	98,239
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2037	30	33,445
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	20	21,600
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.00%	07/01/2037	50	52,693
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	25,341
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	120	123,600
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	5	5,133
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	5	5,095
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2035	10	10,731
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2036	15	15,979
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2038	80	83,723
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2043	55	56,046
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2044	170	172,815
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	10	10,052
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	21,794
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2033	15	16,346
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2033	70	76,280

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2033	$25	$28,729
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2033	75	86,245
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2033	80	90,639
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2037	45	49,135
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	40	43,378
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2039	10	10,803
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	30	32,134
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	50	53,100
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	90	94,914
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	180	188,625
Los Angeles Unified School District (Green Bonds), Series 2023 A, COP(b)	5.00%	10/01/2033	35	39,388
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	30	34,042
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,674
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,674
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,674
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2035	25	27,793
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2036	5	5,512
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2038	5	5,406
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	22,786
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	140	147,199
Norwalk-La Mirada Unified School District, Series 2023 F, GO Bonds	5.00%	08/01/2051	40	41,501
Oakland (City of), CA, Series 2023 D, GO Bonds	5.25%	07/15/2048	50	52,869
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	150	157,656
Oxnard School District (Election of 2022), Series 2023 A, GO Bonds, (INS - BAM)(a)	4.13%	08/01/2050	120	107,818
Rialto Unified School District (Election of 2022), Series 2023, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	40	41,390
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	60	62,869
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	35	36,308
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2033	10	11,516
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2033	20	23,059
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2036	40	44,999
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2038	5	5,531
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	50	52,741
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	5	4,547
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2035	20	22,733
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2036	55	62,107
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	72,847
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2038	10	11,115
San Diego Community College District, Series 2024, GO Bonds	4.00%	08/01/2043	10	9,584
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	100	104,239
San Diego Unified School District (Green Bonds) (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2053	25	25,872
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2033	15	16,930
San Francisco (City & County of), CA, Series 2024, Ref. GO Bonds	5.00%	06/15/2033	15	17,173
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	55	57,544
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	65	68,032
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2033	30	33,967
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	25	24,474
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2036	105	117,830
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2038	30	30,032
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2038	100	109,592
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	50	52,687
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	20	21,096
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	10	10,428
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2033	120	115,213

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	$115	$125,100
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2033	35	40,191
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	40	45,229
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2036	60	67,354
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2035	150	160,970
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2039	25	25,922
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	210	211,085
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	85	86,223
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	80	83,882
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2033	100	111,187
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	15	16,913
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2035	175	194,229
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2033	50	56,377
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2035	50	55,494
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	95	104,333
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2037	155	169,041
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2038	255	275,708
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	300	318,963
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	35	36,967
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	120	125,988
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	70	78,927
University of California, Series 2023 BQ, RB	5.00%	05/15/2035	165	183,130
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2033	5	5,638
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2033	15	16,913
University of California, Series 2024, Ref. RB	5.00%	05/15/2033	30	33,826
University of California, Series 2025, Ref. RB	5.00%	05/15/2033	5	5,638
Victor Valley Community College District (Election of 2008), Series 2024 E, GO Bonds	5.00%	08/01/2051	200	205,576
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	135	127,484

				12,449,475

Colorado-0.92%
Board of Governors of Colorado State University System, Series 2013 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	03/01/2033	5	5,483
Boulder Valley School District No. Re-2 Boulder, Series 2023, GO Bonds	4.13%	12/01/2046	150	136,549
Centennial Water & Sanitation District, Series 2024, RB	5.25%	12/01/2053	150	157,156
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2033	15	16,453
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2037	25	27,172
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	200	207,796
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2035	15	16,497
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2036	45	49,069
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2037	30	32,386
University of Colorado, Series 2017 A-2, Ref. RB(b)	3.00%	06/01/2033	25	24,638
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	15	14,087

				687,286

Connecticut-1.23%
Connecticut (State of), Series 2016 A, GO Bonds	3.25%	03/15/2033	20	19,336
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	35	32,894
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	40	41,485
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2033	125	140,579
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2033	5	5,611
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2033	195	219,894
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2034	35	38,911
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2035	40	44,061
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2036	10	10,918
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2037	175	189,401
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2038	25	26,821
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	25	26,235
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	15	15,974

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2033	$50	$55,688
University of Connecticut, Series 2023 A, RB	5.25%	11/15/2048	50	53,254

				921,062

Delaware-0.24%
Delaware (State of), Series 2021, Ref. GO Bonds	3.00%	02/01/2033	50	47,636
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	10	11,378
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	85	95,395
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	16,713
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	10	10,934

				182,056

District of Columbia-2.40%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2033	150	166,208
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	80	88,919
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2035	90	99,313
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2036	45	49,162
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2037	45	48,841
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	50	53,735
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	15	15,724
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	5	5,209
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	123,009
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	25	25,908
District of Columbia, Series 2023 A, RB	5.00%	05/01/2038	10	10,742
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	55	58,095
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	10	10,490
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	15,632
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	269,479
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	15	15,560
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2033	5	5,622
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2035	35	38,555
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	110	112,946
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	30	31,213
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	55	55,688
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	205	214,439
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	80	81,950
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2036	40	43,737
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	32,538
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2039	55	58,601
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2040	30	31,707
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	25	25,975
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	5	5,164

				1,794,161

Florida-2.99%
Broward (County of), FL School Board, Series 2016 A, Ref. COP	3.25%	07/01/2033	55	52,794
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	170	179,064
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	40	41,219
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2033	50	56,582
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	5	5,658
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	245	277,252
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	25	23,182
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	150	160,258
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	70	74,212
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2048	30	32,052
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	5	5,318
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	153,788
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	104,314
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	20	17,595
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	150	158,490
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	150	159,840

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	$15	$16,312
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2038	155	163,729
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 C, Ref. COP	3.25%	02/01/2033	100	96,851
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	5	5,093
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	20	22,111
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	85	82,722
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	55	56,701
Orange (County of), FL School Board, Series 2024 A, COP	5.00%	08/01/2033	15	16,650
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	102,463
Putnam County School District, Series 2023, GO Bonds, (INS - AGI)(a)	4.25%	07/01/2052	100	88,125
Sarasota (County of), FL School Board, Series 2023 A, COP	5.00%	07/01/2036	30	32,603
Sarasota (County of), FL School Board, Series 2023, COP	5.00%	07/01/2035	40	43,704
Sarasota (County of), FL School Board, Series 2023, COP	5.00%	07/01/2037	5	5,399

				2,234,081

Georgia-1.65%
Atlanta (City of), GA (Social Bonds), Series 2023, RB	5.00%	07/01/2044	5	5,178
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	100	101,722
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2033	70	78,885
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2033	50	55,603
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2033	5	5,608
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2033	5	5,667
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	28,440
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	334,237
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2037	5	5,526
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2038	190	207,786
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	46,004
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2033	35	39,022
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2033	5	5,653
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2033	25	28,268
Private Colleges & Universities Authority (Emory University), Series 2023 B, RB	5.00%	09/01/2033	250	281,798

				1,229,397

Hawaii-0.16%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	23,529
Hawaii (State of), Series 2017 FK, GO Bonds	3.25%	05/01/2033	5	4,845
Honolulu (City & County of), HI, Series 2015, Ref. RB(b)(c)	3.50%	07/01/2025	75	75,024
Honolulu (City & County of), HI (Green Bonds), Series 2023, RB	5.25%	07/01/2053	15	15,578

				118,976

Idaho-0.50%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	20	21,238
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	262,093
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2033	80	90,229

				373,560

Illinois-4.34%
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	70	71,444
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2033	160	174,625
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2041	125	123,270
Chicago (City of), IL, Series 2024 A, GO Bonds	5.25%	01/01/2045	30	29,380
Chicago (City of), IL, Series 2024 B, Ref. GO Bonds	5.00%	01/01/2033	170	179,158
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2041	240	252,995
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2037	25	26,598
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	172,941
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2033	5	5,740
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2035	125	137,548
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2033	70	76,936
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	155	166,323
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2033	45	48,681
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2036	35	37,032

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2037	$15	$15,734
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	500	492,572
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	80	85,791
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2033	25	27,019
Illinois (State of), Series 2024 B, GO Bonds	5.00%	10/01/2036	5	5,293
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2033	40	43,205
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.00%	04/01/2033	120	133,001
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	40	44,399
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2033	230	229,806
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	185	191,752
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	50	52,709
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	50	51,476
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	150	156,679
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	80	87,495
Sales Tax Securitization Corp., Series 2023 A, Ref. RB	5.00%	01/01/2033	30	33,104
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2035	70	75,546
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2033	10	11,029

				3,239,281

Indiana-1.27%
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2035	10	11,051
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2033	5	5,551
Indiana (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	02/01/2035	65	72,518
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	25	26,020
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	103,461
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	55	55,166
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2033	40	43,889
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	100	95,503
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2058	150	151,009
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	200	203,634
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	125	131,590
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority), Series 2023, RB	5.00%	01/01/2048	50	50,687

				950,079

Iowa-0.36%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, RB	5.25%	08/01/2048	100	105,314
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2035	145	161,703

				267,017

Kentucky-0.70%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGI)(a)	4.50%	10/01/2053	150	140,179
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	164,806
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 A, Ref. RB	5.00%	05/15/2035	30	33,164
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	20	20,392
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 B, Ref. RB	5.00%	05/15/2036	125	136,738
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	25	25,447

				520,726

Louisiana-1.14%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	250	258,068
Lafayette (City of), LA, Series 2023, RB, (INS - BAM)(a)	5.13%	11/01/2048	10	10,229
Louisiana (State of), Series 2017 B, GO Bonds	3.00%	10/01/2033	25	23,074
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	10	11,196
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2033	100	112,874
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2035	65	71,917
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2036	10	10,846
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	210	218,044
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	100	100,835
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	35	35,666

				852,749

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-1.28%
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	$20	$20,541
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2033	75	83,668
Maryland (State of) (Bidding Group 2), First Series 2023 A, GO Bonds	5.00%	03/15/2035	45	50,137
Maryland (State of) (Bidding Group 2), Series 2019 A, GO Bonds	2.13%	08/01/2033	35	30,206
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2036	45	49,785
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	135	119,734
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	155,597
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2036	180	196,932
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	110,104
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	25	23,711
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2033	65	73,150
Montgomery (County of), MD, Series 2020 A, GO Bonds	3.00%	08/01/2033	40	37,965

				951,530

Massachusetts-4.53%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	103,168
Boston (City of), MA, Series 2023, A GO Bonds	5.00%	11/01/2035	25	28,176
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2033	40	39,100
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	60	57,313
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2033	55	61,429
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2033	10	11,314
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	38,712
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	76,768
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2040	15	15,939
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	200	208,570
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	700	714,593
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	35	35,477
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2037	20	21,756
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	20,477
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2033	50	56,400
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2035	100	110,605
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2036	20	21,934
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2038	15	16,166
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	70	73,872
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	35	36,500
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	10	10,217
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2039	20	21,409
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	100	101,500
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	175	177,484
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2037	15	16,326
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2038	115	123,940
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	210	213,594
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2041	20	21,196
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2042	15	15,770
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	145	151,284
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	10	8,871
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	325	337,103
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	235	232,783
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	30	29,284
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	10	10,232
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	3.13%	07/01/2033	40	37,893
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	105	110,243
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 C, RB	5.00%	08/01/2033	15	17,062

				3,384,460

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-1.53%
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGI)(a)	5.00%	05/01/2053	$100	$101,567
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	125	122,082
Michigan (State of), Series 2023, RB	5.00%	11/15/2033	125	141,451
Michigan (State of), Series 2023, RB	5.00%	11/15/2035	5	5,545
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	30	32,613
Michigan (State of), Series 2023, RB	5.00%	11/15/2039	20	21,422
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	106,853
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	50	52,389
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	85	88,071
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	259,731
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	116,419
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	65	60,344
Michigan Technological University, Series 2023 C, RB, (INS - AGI)(a)	5.25%	10/01/2053	15	15,416
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2052	20	20,263

				1,144,166

Minnesota-0.72%
Minnesota (State of), Series 2023, COP	5.00%	11/01/2035	50	55,252
Minnesota (State of), Series 2023, COP	5.00%	11/01/2036	60	65,743
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	210	220,546
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2033	25	28,260
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2035	90	99,689
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2036	30	32,950
Rochester City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2033	20	22,522
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2033	10	11,067

				536,029

Missouri-0.99%
Hazelwood School District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	03/01/2033	40	44,060
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998 A, Ref. RB	2.90%	09/01/2033	5	4,479
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998, Ref. RB	2.75%	09/01/2033	15	13,265
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	180	199,056
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	50	48,799
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2033	75	81,170
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	4.00%	05/01/2033	20	21,155
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGI)(a)	3.25%	12/15/2033	345	325,891

				737,875

Nebraska-0.76%
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	65	67,587
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2048	25	25,995
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	250	262,579
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2036	45	49,638
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	3.00%	01/01/2033	170	157,654

				563,453

Nevada-0.81%
Clark (County of), NV, Series 2021, Ref. GO Bonds	3.00%	11/01/2033	40	37,790
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	26,727
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2040	10	10,603
Clark (County of), NV, Series 2023, RB	4.00%	07/01/2042	200	186,170
Clark County School District, Series 2023 A, GO Bonds	4.00%	06/15/2043	10	9,014
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	5	5,101
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	55	51,682
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	100	111,499
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	53,821
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	40	42,780

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	$10	$10,491
Truckee Meadows Water Authority, Series 2024, RB	5.00%	07/01/2033	50	56,459

				602,137

New Jersey-3.13%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	200	204,813
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	5	4,945
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, RB	5.00%	06/15/2038	70	73,514
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2037	25	26,531
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	305	290,742
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2038	20	21,032
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	40	43,990
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	135	145,747
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	26,758
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	90	95,511
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	15	15,669
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	15	15,566
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	15	16,496
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2035	45	48,771
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2036	70	75,179
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2037	110	117,005
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2038	25	26,357
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2039	55	57,578
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	150	155,949
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	35	36,127
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	115	117,376
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	205	207,125
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	115	117,541
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2033	15	16,496
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	20	20,822
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	350	358,570

				2,336,210

New Mexico-0.10%
Farmington (City of), NM (San Juan and Four Corners), Series 2016 B, Ref. RB	2.15%	04/01/2033	15	12,465
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2033	55	61,770

				74,235

New York-18.28%
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2044	55	57,443
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	25	25,758
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	240	245,863
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2033	10	11,165
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2033	5	5,682
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	10	10,156
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	240	243,983
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	3.25%	11/15/2033	180	161,524
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	3.13%	11/15/2033	45	41,682
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	85	86,287
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB(b)(c)	3.25%	06/09/2025	65	65,001
New York & New Jersey (States of) Port Authority, Series 2023, Ref. RB	5.00%	07/15/2043	30	31,272
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	25	26,576
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	10	10,260
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	200	210,179
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	10	10,424
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	40	42,277
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2038	60	64,903
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	50	51,315
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	90	82,593

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	$10	$9,750
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	60	58,735
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,282
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	5	5,238
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2033	20	22,366
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	130	143,220
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2036	5	5,460
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2038	15	16,014
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2033	5	5,591
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2035	5	5,508
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2043	5	5,147
New York (City of), NY, Series 2023, GO Bonds	5.00%	08/01/2037	15	16,224
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	30	30,469
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	5	5,591
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2033	5	5,579
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2033	5	5,591
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	500	550,323
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2036	60	65,487
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2037	130	140,462
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2039	20	21,200
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	95	99,438
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	255	264,821
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2033	50	55,915
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2037	5	5,408
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-2, RB	5.00%	06/15/2035	10	11,130
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	100	104,549
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	40	44,318
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	600	617,502
New York (City of), NY Municipal Water Finance Authority, Subseries 2022 EE, Ref. RB	5.00%	06/15/2033	55	62,129
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	10	10,449
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	250	259,913
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2035	60	66,918
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2036	175	193,416
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2039	60	64,541
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	250	258,870
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	80	83,825
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2033	95	107,386
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	30	33,214
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	30	33,166
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2035	90	98,961
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2038	50	53,746
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2039	15	15,952
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	15	15,854
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	113,253
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	210	214,672
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	65	65,886
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	275	289,948
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, RB	5.00%	11/01/2037	30	32,345
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	30	33,403
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2034	5	5,524
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	195	211,789
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2038	75	80,334
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	15	15,898
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	45	47,568
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	65	67,971
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2037	55	59,571
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2039	85	90,389
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	5	5,224
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	5	5,197
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	160	165,552

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	$5	$5,525
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,525
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2036	50	54,754
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2037	35	38,075
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	5	5,395
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	75	80,920
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	195	208,032
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	25	26,671
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2043	20	21,173
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	10	10,626
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	518,588
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	139,746
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	100	112,119
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	3.00%	02/01/2033	105	102,130
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	25	27,255
New York (City of), NY Transitional Finance Authority, Subseries 2023 F-1, RB	5.00%	02/01/2038	100	107,548
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	30	33,012
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2038	5	5,460
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2040	90	96,746
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2035	20	22,373
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2037	15	16,506
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2039	30	32,507
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	585	498,496
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2033	50	55,055
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2033	25	28,232
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2033	20	22,365
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2035	20	21,998
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2036	55	59,992
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2038	50	53,510
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2035	20	22,170
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	55	60,461
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	170	185,132
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2038	55	59,319
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2039	50	53,516
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	30	31,855
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	5	5,270
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	206,035
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2033	25	27,903
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2036	15	16,658
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2038	10	10,843
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2033	20	22,365
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2033	50	55,055
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2035	5	5,492
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2048	130	133,091
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	55	55,907
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2033	25	28,669
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2035	80	89,148
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2038	15	16,258
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2039	60	65,853
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2040	80	87,502
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	180	183,102
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2033	125	139,231
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2023 E-1, RB	5.00%	11/01/2035	25	27,390
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2053	10	10,252

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2033	$10	$11,418
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2039	90	96,937
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	20	20,636
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	135	138,012
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	350	356,635
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2054	15	15,202
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	250	251,610
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2040	20	21,292
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2041	25	26,379
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.25%	05/15/2058	375	388,208
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2033	20	22,475
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2033	10	11,332
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2033	5	5,620
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	50	51,031
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2033	5	5,646
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2037	105	113,987
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2038	15	16,124
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2039	45	48,966
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	155	167,912
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	50	52,742
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	5	5,205
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2033	25	28,082
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2033	30	31,227
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2033	20	22,400
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2035	25	27,665
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2036	115	126,182
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	60	57,069
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2043	45	46,884
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	115	117,643
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2034	25	27,890
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	50	55,313
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2036	35	38,407
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2037	55	59,744
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	200	206,241
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2023 B-1, RB	5.00%	11/15/2045	5	5,140
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	25	26,640
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2035	40	40,922
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2048	200	214,574

				13,641,728

North Carolina-0.65%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	250	258,800
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2033	20	22,407
North Carolina (State of), Series 2013 A, RB	3.00%	05/01/2033	20	18,930
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2033	40	37,918
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2033	15	16,713
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2033	5	5,642
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2033	10	11,388
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2033	100	113,806

				485,604

Ohio-2.06%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	135	126,039
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	50	46,756
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2036	180	198,620
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2037	70	76,667
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	20	22,714
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2036	25	27,621
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2035	45	50,095

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	$30	$32,343
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	30	30,697
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	5	5,183
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2033	10	11,191
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2039	50	53,510
Ohio (State of) Water Development Authority (Green Bonds), Series 2023 A, RB	5.00%	12/01/2033	45	50,799
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	65	60,949
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023, RB	5.00%	12/01/2033	30	33,866
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2037	370	403,650
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2039	15	16,130
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	5	5,307
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2033	30	34,005
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	150	133,260
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2033	25	28,043
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2034	5	5,572
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2035	75	82,817

				1,535,834

Oklahoma-0.30%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2033	5	5,499
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2023, RB	5.00%	06/01/2033	5	5,528
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2036	105	114,341
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2037	50	53,887
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2038	20	21,282
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2039	5	5,286
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2040	5	5,257
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	15	15,619

				226,699

Oregon-1.31%
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	16,538
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2038	20	21,681
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2039	115	123,830
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	55	60,140
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	90	95,529
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	50	52,504
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2035	5	5,539
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2036	110	120,866
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2037	25	27,210
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	40	42,744
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	70	74,321
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	10,601
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	65	67,810
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2033	25	28,099
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	39,054
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2035	15	16,541
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	102,626
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2037	40	43,712
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2038	20	21,624
Tualatin Valley Water District, Series 2023, RB	5.00%	06/01/2053	5	5,086

				976,055

Pennsylvania-3.21%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2023, Ref. RB	5.00%	08/01/2033	20	22,564

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Bethel Park School District, Series 2023, GO Bonds	5.00%	08/01/2046	$5	$5,163
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2033	45	46,323
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2035	170	188,700
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2036	50	55,006
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGI)(a)	3.00%	09/15/2033	445	414,206
Pennsylvania (Commonwealth of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	5	5,632
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, Ref. GO Bonds	5.00%	09/01/2039	25	26,870
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	75	71,795
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	40	44,735
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	260	288,670
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	532,571
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	10	10,477
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2033	40	44,628
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2035	80	88,045
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	35	35,493
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	40	41,367
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023, Ref. RB	5.00%	12/01/2037	35	37,915
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2035	30	32,984
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	205	221,302
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2040	35	36,875
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	20	21,039
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2033	25	28,122
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	09/01/2048	25	25,408
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	45	48,472
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	25	23,639

				2,398,001

Rhode Island-0.34%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	60	66,697
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2035	45	49,475
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2036	50	54,558
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	85	85,596

				256,326

Tennessee-0.96%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	70	75,823
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	150	152,997
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2042	15	15,628
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2044	60	61,957
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	75	71,168
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	40	43,502
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	45	45,377
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	35	35,018
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	16,636
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	50	55,031
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	90	98,086
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	20	21,649
Tennessee (State of), Series 2023, A GO Bonds	5.00%	05/01/2040	20	21,490

				714,362

Texas-13.08%
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	70	65,306
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	50,585
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2033	50	55,835
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2035	75	82,505

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2036	$5	$5,450
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	65	70,199
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2038	50	53,486
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	15	15,299
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2033	5	5,621
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	50	56,226
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	40	41,007
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	20	20,720
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2035	175	193,081
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	104,493
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	50	52,014
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	102,537
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	15	15,332
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	60	61,875
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2033	10	11,284
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	25	25,700
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	102,673
Collin (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2041	10	10,527
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	102,407
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	160	164,647
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	204,031
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	53,981
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	134,526
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	10	11,071
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2033	280	313,497
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2039	5	5,319
Dallas (City of), TX, Series 2017, Ref. GO Bonds, (INS - AGI)(a)	3.00%	02/15/2033	70	64,865
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2033	5	5,567
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2035	5	5,470
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2036	10	10,836
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2037	50	53,680
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	15	15,829
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	10	10,407
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	20	20,838
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	100	103,738
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	5	5,498
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	5	5,438
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	100	107,855
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	40	42,732
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	156,263
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	145	148,556
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	5	4,597
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5	5,080
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	25	25,851
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	45	50,392
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	50	55,013
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	25	27,235
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	50	53,974
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	10	10,709
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	75	79,638
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	10,540
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	235,086

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	$50	$51,287
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2033	15	16,709
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	10	10,176
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2033	55	60,532
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2033	35	38,732
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	110	116,111
Houston (City of), TX, Series 2023, A GO Bonds	5.00%	03/01/2038	100	106,479
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	5	5,619
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	5	5,619
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	40	41,254
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	60,886
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	50	45,161
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	45	48,005
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	10,527
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10	10,458
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	500	508,046
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	15	15,690
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	145	162,956
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	160	175,201
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	35	37,644
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	45	48,073
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2036	20	21,634
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2041	20	20,714
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	150	153,518
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	15	15,411
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	50	50,636
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	10	10,266
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	5	5,491
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	10	10,887
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	40	43,096
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	30	28,996
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	15	13,889
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	100	102,785
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	102,104
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	3.13%	01/01/2033	150	146,506
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	115	117,511
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	40	41,772
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2033	65	72,241
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	95	101,128
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.00%	07/01/2041	5	4,827
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	5	5,285
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	110,182
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	100	89,684
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	104,671
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	75	71,361
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	101,674
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	60,451
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2038	5	5,384

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	$315	$328,567
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	75	79,964
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	20	21,307
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	26,180
San Antonio (City of), TX, Series 2023, RB	5.00%	02/01/2037	75	81,691
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	15	15,632
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	110	115,664
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	100	102,048
sherman (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/15/2048	50	51,055
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	153,288
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	100	91,716
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	3.00%	11/15/2033	75	69,304
Texas (State of) Transportation Commission, Series 2023 A, RB	5.00%	10/15/2033	15	16,907
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2035	125	139,149
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2037	160	174,891
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2039	65	69,630
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2041	5	5,270
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2033	10	11,285
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2033	30	27,916
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	90	98,367
Texas (State of) Water Development Board, Series 2023 A, RB	4.65%	10/15/2040	30	30,662
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	75	75,425
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	250	260,009
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2033	200	225,057
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2035	5	5,505
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2036	150	163,695
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	102,929
Tomball Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	50	56,100
Walnut Creek Special Utility District, Series 2023, RB, (INS - AGI)(a)	4.75%	01/10/2054	150	142,995
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	210	190,687
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	150	135,720

				9,762,805

Utah-0.36%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2033	15	16,305
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	125	130,598
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	75	79,311
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2033	35	39,510

				265,724

Virginia-1.39%
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2036	50	55,156
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2037	40	43,700
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2043	10	9,570
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	45	47,082
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	4.75%	07/01/2053	70	67,366
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2033	70	78,828
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	5	4,591
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2039	160	172,111
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	190	202,789

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	$45	$47,739
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2035	10	11,109
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2033	20	22,493
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2033	65	72,490
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2033	65	73,387
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	104,457
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	25	25,914

				1,038,782

Washington-3.40%
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2033	50	56,459
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	45	49,892
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2036	90	99,062
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2037	100	108,841
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2038	90	97,117
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	105	112,552
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	10	10,429
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2033	15	16,882
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,115
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	20,297
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	10	10,231
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	76,301
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2033	100	110,310
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,240
University of Washington, Series 2024 C, RB	5.00%	04/01/2033	10	11,229
Washington (State of), Series 2022 A-1, GO Bonds	5.00%	08/01/2033	5	5,573
Washington (State of), Series 2023 A, GO Bonds	5.00%	08/01/2035	20	22,108
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2041	25	26,309
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2033	5	5,646
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2036	30	32,868
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2037	80	86,951
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2038	55	59,191
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2039	80	85,526
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2040	30	31,808
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2033	5	5,631
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2037	20	21,834
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2038	110	118,820
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2039	20	21,455
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2036	5	5,479
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	86,995
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2039	5	5,345
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2033	30	33,307
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2037	60	65,236
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2038	30	32,306
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2039	55	58,786
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	130	136,602
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	30	31,319
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	15	15,391
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2041	20	21,069
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	35	36,487
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2033	30	33,892
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	176,901
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	195	202,040
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	15	15,484
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	25	25,717

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2035	$30	$33,163
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2037	95	103,307
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2038	40	43,050
Whatcom (County of), WA Bellingham School District No. 501, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	53,061

				2,540,614

West Virginia-0.46%
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	5.75%	09/01/2043	60	63,198
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2040	20	20,684
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	110	112,005
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	5.00%	06/01/2041	25	25,676
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	135	122,730

				344,293

Wisconsin-0.66%
Wisconsin (State of), Series 2023 2, Ref. GO Bonds	5.00%	05/01/2037	125	136,323
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	25	27,841
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2035	60	66,498
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	145	159,343
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2039	95	101,893

				491,898

TOTAL INVESTMENTS IN SECURITIES(d) -98.54% (Cost $76,710,725)				73,554,926
OTHER ASSETS LESS LIABILITIES-1.46%				1,088,917

NET ASSETS-100.00%				$74,643,843

Investment Abbreviations:

AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Inc.	5.13%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.84%
Arizona-1.72%
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2036	$95	$105,189
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2034	5	5,610
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	200	207,750
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	60	61,138
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	50	50,725
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	15	15,127

				445,539

California-14.09%
California (State of), Series 2019, Ref. GO Bonds	3.00%	10/01/2034	75	71,373
California (State of), Series 2020, Ref. GO Bonds	3.00%	11/01/2034	40	38,017
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	85	92,404
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	5	5,400
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	25	26,412
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	50	52,188
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2037	25	27,615
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2037	155	155,573
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2037	5	5,498
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	5	5,280
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.00%	08/15/2034	35	32,121
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	150	153,590
California (State of) Infrastructure & Economic Development Bank (Equitable School Revolving Fund) (Social Bonds), Series 2024, RB	5.00%	11/01/2059	100	96,598
California (State of) Municipal Finance Authority, Series 2024 A, RB	5.00%	09/01/2054	150	151,849
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	205	217,270
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	5	5,238
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2036	20	22,146
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2038	10	10,856
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2039	10	10,807
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	25	24,536
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	100	100,770
California State University, Series 2024 A, GO Bonds	5.00%	11/01/2041	5	5,470
California State University, Series 2024 A, GO Bonds	5.00%	11/01/2042	55	59,580
California State University, Series 2024 A, RB	5.00%	11/01/2034	15	17,399
California State University, Series 2024 A, RB	5.00%	11/01/2039	35	38,895
California State University, Series 2024 A, RB	5.50%	11/01/2049	75	81,329
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	20	21,042
Goleta Union School District (Election of 2020), Series 2024 C, GO Bonds	5.00%	08/01/2049	75	78,733
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2034	5	5,411
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2038	20	20,978
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2039	250	259,690
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2039	10	11,106
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2034	5	5,788
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2036	5	5,701
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2037	20	22,038
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	25	26,735
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	100	104,579
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2034	10	11,310
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	65	68,599
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2034	5	5,785
M-S-R Energy Authority, Series 2009 C, RB	7.00%	11/01/2034	100	117,797
Rincon Valley Union School District (Election od 2024), Series 2024 A, GO Bonds	5.00%	08/01/2054	15	15,578

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	$10	$10,404
Sacramento (City of), CA Municipal Utility District, Series 2024, Ref. RB	5.00%	11/15/2036	10	11,261
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	75	77,837
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2044	20	20,905
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	35	36,737
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	5	5,087
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2034	20	23,136
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2037	20	22,567
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2039	15	16,658
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	10	10,458
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2034	30	34,339
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	25	26,121
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2040	10	10,848
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	100	103,652
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	15	14,149
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	150	158,089
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	50	46,287
Santa Clara Unified School District, Series 2017, Ref. GO Bonds	3.00%	07/01/2034	70	66,455
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2034	20	22,802
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2052	20	21,114
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2054	10	10,493
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2038	35	36,794
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2040	50	51,859
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2049	100	100,393
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2036	20	22,175
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2037	45	49,510
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	5	5,349
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2036	25	27,719
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2038	175	190,716
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2039	10	10,865
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	5	5,382
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	30	31,500
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	55	57,524
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	5	5,275
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(a)	3.00%	08/01/2034	20	18,706

				3,652,250

Colorado-2.44%
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	100	103,196
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	5	5,359
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2054	70	71,116
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2038	35	38,198
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2039	95	98,415
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024, Ref. RB	5.00%	11/15/2039	75	79,782
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	100	106,380
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2044	75	79,964
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2036	10	11,175
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2038	35	38,431

				632,016

Connecticut-1.53%
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2037	250	272,881
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2039	10	10,734
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2040	50	53,714
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2037	5	5,486
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2038	35	38,036

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2039	$5	$5,394
Connecticut (State of) (Social Bonds), Series 2024 C, GO Bonds	5.00%	03/01/2034	5	5,642
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2038	5	5,448

				397,335

District of Columbia-1.64%
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	15	15,738
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	20	20,906
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	20	20,804
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	150	153,588
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2036	120	133,276
Washington Metropolitan Area Transit Authority, Series 2024, RB	5.25%	07/15/2059	50	51,259
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	30	30,234

				425,805

Florida-3.26%
Central Florida Expressway Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.00%	07/01/2034	60	55,298
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	75	75,141
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	3.00%	06/01/2034	5	4,583
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	100	100,841
JEA Electric System, Series 2024 A, Ref. RB	5.00%	10/01/2034	10	11,130
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2034	10	11,076
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2037	50	54,018
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	3.00%	10/01/2034	100	92,778
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	15	15,452
Orlando (City of), FL Utilities Commission, Series 2025 B, Ref. RB	5.00%	10/01/2034	10	11,359
Pasco (County of), FL, Series 2024 A, RB	5.00%	10/01/2054	130	133,185
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2034	70	64,305
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2037	15	16,474
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2038	30	32,617
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2039	10	10,790
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	50	52,170
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	100	104,477

				845,694

Georgia-0.96%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2036	25	27,830
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2040	5	5,386
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	20	20,362
Columbia (County of), GA, Series 2024, RB	5.00%	06/01/2049	10	10,340
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	76,734
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	65	66,261
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, GO Bonds	5.00%	07/01/2034	5	5,643
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2045	15	15,697
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	20	20,582

				248,835

Hawaii-0.60%
Honolulu (City & County), HI Board of Water Supply (Green Bonds), Series 2024 A, Ref. RB	5.00%	07/01/2053	150	154,740

Idaho-0.53%
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	100	103,262
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2034	30	33,991

				137,253

Illinois-4.62%
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2038	145	152,505
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2044	50	51,130
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2044	55	57,508
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	20	20,333
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2040	45	48,100
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	140	144,242

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(a)	3.75%	01/01/2034	$5	$4,832
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2037	10	10,564
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	25	26,172
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	100	101,999
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	20	20,442
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2038	30	31,585
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2040	25	25,954
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2038	45	47,231
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2039	15	15,631
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(b)(c)	3.75%	02/15/2027	30	30,392
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2043	10	10,451
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2044	50	52,084
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2045	65	67,401
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.25%	04/01/2038	10	10,829
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2034	45	44,675
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2036	55	60,564
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2037	105	114,325
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2034	20	21,706
University of Illinois Auxiliary Facilities System, Series 2024, Ref. RB	5.25%	04/01/2043	20	21,020
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health), Series 2024, Ref. RB	5.25%	04/01/2041	5	5,291

				1,196,966

Indiana-0.91%
Brownsburg 1999 School Building Corp., Series 2024 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2043	5	5,161
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	5	5,441
Indiana (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2040	10	10,736
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2042	100	105,512
Indiana (State of) Finance Authority (Hendricks Regional Health), Series 2024, Ref. RB	5.25%	03/01/2054	100	99,030
Indiana University, Series 2024 A, RB	5.00%	06/01/2034	10	11,282

				237,162

Iowa-0.24%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2034	55	61,937

Kansas-0.30%
Finney County Unified School District No. 457 Garden City, Series 2016 A, Ref. GO Bonds	3.25%	09/01/2034	35	32,587
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2034	20	22,644
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2041	20	21,438

				76,669

Kentucky-0.73%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	4.00%	11/01/2041	5	4,647
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	5.25%	11/01/2044	35	36,666
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	45	46,545
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	4.00%	10/01/2034	30	29,233
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2037	15	16,423
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2038	15	16,200
University of Kentucky, Series 2024, RB	5.00%	10/01/2049	40	40,849

				190,563

Louisiana-0.47%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2034	50	56,241
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2037	60	65,033

				121,274

Maine-0.19%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2036	40	43,554
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2038	5	5,331

				48,885

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-1.17%
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2036	$120	$134,237
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2034	10	11,216
Maryland (State of) Department of Transportation, Series 2019, RB	3.00%	10/01/2034	30	27,736
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2038	15	16,273
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2039	60	64,619
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2043	20	20,961
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	3.00%	06/15/2034	30	28,238

				303,280

Massachusetts-5.82%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2038	200	218,196
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2039	235	253,850
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2044	15	15,624
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	07/01/2044	85	89,364
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	07/01/2045	10	10,472
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2034	5	5,680
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	10	10,473
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	125	127,134
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2039	35	37,667
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2040	10	10,715
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	5	5,216
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	135	137,472
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2043	25	26,246
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	70	71,319
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2034	10	11,605
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2040	5	5,418
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	20	20,814
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	200	209,271
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	200	206,363
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds), Series 2024 C, GO Bonds	5.00%	08/01/2039	10	10,881
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	5	5,158
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	20	20,225

				1,509,163

Michigan-1.15%
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2038	135	145,621
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	75	76,211
Michigan State University Board of Trustees, Series 2024 A, RB	5.25%	08/15/2054	75	77,469

				299,301

Minnesota-1.36%
Minnesota (State of), Series 2024 B, GO Bonds	4.00%	08/01/2037	100	100,266
Minnesota (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2034	5	5,732
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2034	45	50,191
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	40	40,602
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2040	45	46,427
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2043	10	10,104
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2040	25	25,877
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	75	73,513

				352,712

Missouri-0.16%
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	40	41,334

Nebraska-0.29%
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2039	70	75,455

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-0.36%
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2036	$30	$32,901
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2036	40	44,354
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2038	10	10,873
North Las Vegas (City of), NV, Series 2024 B, Ref. GO Bonds	5.00%	06/01/2038	5	5,436

				93,564

New Jersey-4.82%
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	48,510
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	15	15,706
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	200	208,394
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	3.50%	07/01/2034	125	121,461
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	50	50,711
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2037	25	26,765
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.25%	06/15/2039	30	32,121
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2039	40	42,053
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2040	5	5,217
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	15	15,828
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2038	25	26,483
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	30	30,865
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	310	316,991
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2055	70	71,668
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2044	75	77,714
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	155	160,477

				1,250,964

New York-20.79%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2038	20	21,713
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	10	10,365
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	100	103,529
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	20	20,813
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2036	10	10,795
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2039	105	110,093
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	100	101,997
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	70	71,159
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2037	10	10,707
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2038	5	5,298
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	125	128,251
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	10	10,241
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	15	15,345
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2034	5	4,472
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	40	41,073
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2039	65	70,040
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	100	102,711
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2040	55	58,835
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	140	129,219
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2034	10	11,103
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2034	80	88,827
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2036	20	22,025
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2037	5	5,454
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	40	41,644
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2048	150	153,320
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2038	25	26,859
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2040	150	159,389
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	50	51,119
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2046	100	103,370
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2048	55	56,463
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2049	50	51,276
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	100	103,844
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2039	5	5,367

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	$115	$118,437
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2037	20	21,932
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2034	10	11,161
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2036	205	224,536
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	150	159,923
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	75	79,729
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	25	26,241
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	20	20,739
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	120	123,839
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	10	10,238
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2037	10	10,923
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2038	35	37,900
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	70	71,111
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2037	170	185,390
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	100	106,595
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2037	20	21,811
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	10/01/2036	10	11,387
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	30	31,373
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2048	75	76,893
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	10	10,204
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	35	35,616
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	200	203,203
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	90	93,811
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	210	217,945
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2034	35	39,702
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB	5.50%	11/01/2047	370	380,760
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.00%	05/01/2034	140	154,463
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2039	30	28,632
New York (State of) Power Authority (Green Bonds), Series 2024 A, GO Bonds	5.00%	11/15/2043	100	105,678
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2037	5	5,569
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	50	52,051
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	85	86,809
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2039	55	60,463
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2042	15	15,973
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	100	103,713
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2034	70	65,242
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2046	20	20,581
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	25	25,429
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	75	77,799
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2039	10	10,756
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2040	20	21,388
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2037	5	5,472
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2038	75	81,231
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	225	232,423

				5,391,787

North Carolina-0.48%
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2043	10	10,596
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	75	77,529
North Carolina (State of), Series 2018 A, GO Bonds	3.00%	06/01/2034	20	18,761
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2034	15	16,924

				123,810

Ohio-1.63%
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2038	5	5,335
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2039	15	16,430
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.), Series 2024, Ref. RB	5.00%	12/01/2063	75	72,960
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2034	75	83,991

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	$30	$31,614
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2038	25	27,243
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	75	79,443
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2034	25	23,136
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, GO Bonds	5.00%	12/01/2044	10	10,487
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	25	25,923
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	45	46,659

				423,221

Oklahoma-0.63%
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2037	85	92,301
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2038	55	59,574
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2043	10	10,359

				162,234

Oregon-0.14%
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2036	20	22,095
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2038	5	5,417
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	3.25%	10/01/2034	10	9,499

				37,011

Pennsylvania-2.62%
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	50	51,404
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2034	50	51,380
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	50	50,502
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2041	20	20,604
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	3.00%	05/15/2034	75	70,568
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2034	5	5,648
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2036	20	22,211
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2037	5	5,498
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2040	10	10,585
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	60	61,708
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2036	160	176,831
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2037	10	10,957
Philadelphia (City of), PA, Series 2024 C, GO Bonds, (INS - AGI)(a)	5.00%	09/01/2036	30	32,989
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	100	103,355
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2034	5	5,518

				679,758

Rhode Island-0.29%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.00%	05/15/2034	70	75,298

South Carolina-2.61%
Dorchester (County of), SC, Series 2024, RB	5.00%	10/01/2054	50	51,187
Greenville-Spartanburg Airport District, Series 2024 A, GO Bonds	5.25%	07/01/2054	30	30,800
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	25	25,877
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2034	45	49,148
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2035	100	108,409
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2038	10	10,548
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2039	5	5,234

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	$75	$79,370
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	30	31,129
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	30	31,195
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2038	35	37,110
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2039	5	5,245
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2037	145	155,688
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	55	56,667

				677,607

South Dakota-0.49%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	125	127,783

Tennessee-1.59%
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.00%	08/15/2049	5	4,992
Hamilton (County of), OH, Series 2024 A, GO Bonds	5.00%	08/01/2041	15	16,103
Johnson City (City of), TN Health & Educational Facilities Board, Series 2023 A, Ref. RB	5.00%	07/01/2034	25	26,763
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2047	50	51,075
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	5	5,260
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2040	150	161,520
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2034	5	5,425
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	50	51,442
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	60	62,005
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2034	25	27,139

				411,724

Texas-10.55%
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	54,496
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2042	25	26,263
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2049	5	5,127
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2036	10	11,056
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2037	15	16,434
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2039	70	75,324
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	75	67,967
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2034	5	5,648
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2039	5	5,380
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2038	20	21,729
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	40	42,446
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	75	78,137
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	60	62,527
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	30	33,319
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	120	130,586
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	15	15,369
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	86,809
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2037	35	38,111
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2040	5	5,318
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	50	51,743
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	70	70,571
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2040	105	110,022
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	20	22,404

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2037	$10	$10,731
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2038	40	42,511
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	08/15/2036	25	27,415
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2042	15	13,918
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	30	31,072
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	100	104,556
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	10	10,405
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2039	75	79,366
Highland Park Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	5	4,714
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2040	20	21,069
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2041	10	10,434
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	45	46,589
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2035	65	72,621
Houston Higher Education Finance Corp. (Rice University), Series 2024, RB	5.00%	05/15/2034	55	62,031
Huffman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	20	20,969
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	15	16,634
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	30	32,666
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	10	10,292
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	5	5,160
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2039	30	31,825
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2041	25	26,134
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2042	30	31,111
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2043	10	10,325
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	5	5,039
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2055	65	64,964
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	50	55,720
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	15	15,723
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	20	20,999
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	5	5,142
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2037	5	5,435
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2036	30	33,316
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2039	70	75,278
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2034	5	5,646
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2037	45	49,499
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	100	102,340
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	3.00%	08/01/2034	5	4,590
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2038	10	10,846
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	15	15,778
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	35	36,457
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2037	10	10,984
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	10	10,323
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	55	55,349
San Antonio (City of), TX Water System, Series 2024 B, RB	5.00%	05/15/2046	75	77,219
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2039	25	26,835
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2034	10	11,229
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2036	5	5,459
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2038	30	32,113
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2034	10	9,279
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	15	15,614
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	100	102,320
Texas A&M University, Series 2024 A, GO Bonds	5.00%	05/15/2040	5	5,355
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2041	10	10,629
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	30	31,655
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2034	30	33,346

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2041	$5	$5,265
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2044	25	25,871

				2,734,951

Utah-0.85%
Iron (County of), UT, Series 2024, RB	5.00%	10/01/2064	100	101,986
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	5	5,140
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2037	35	38,617
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2038	45	48,606
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2039	20	21,588
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2040	5	5,303

				221,240

Virginia-1.45%
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	50	51,075
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2036	40	44,737
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	80	85,395
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2034	110	123,285
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	4.00%	02/01/2040	5	4,860
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2039	15	16,201
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2038	45	49,291

				374,844

Washington-3.40%
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2034	45	50,319
Energy Northwest (No. 1), Series 2023 A, Ref. RB	5.00%	07/01/2034	135	150,854
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	5	5,296
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2037	20	22,146
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2038	35	38,284
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2049	10	10,305
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	100	101,995
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	53,769
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	10	10,632
Tacoma (City of), WA (Green Bonds), Series 2024, Ref. RB	5.00%	12/01/2041	40	42,372
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	5	5,408
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	10	10,334
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2036	5	5,553
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2034	25	27,861
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2038	15	16,246
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2036	50	55,487
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	110	117,700
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2039	15	16,112
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	95	98,924
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2045	10	10,321
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	30	30,881

				880,799

Wisconsin-0.96%
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2034	55	61,463

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)–(continued)

May 31, 2025

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2023, Ref. RB	5.00%	07/01/2034	$30	$33,727
Wisconsin (State of) Public Finance Authority, Series 2024, RB(d)	5.50%	07/01/2044	150	153,709

				248,899

TOTAL INVESTMENTS IN SECURITIES(e) -97.84% (Cost $26,441,048)				25,369,662
OTHER ASSETS LESS LIABILITIES-2.16%				559,178

NET ASSETS-100.00%				$25,928,840

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings

May 31, 2025

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2025, for each Fund (except for Invesco

BulletShares 2032 Corporate Bond ETF and the “BulletShares Municipal Bond ETFs”, which consist of: Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF, Invesco BulletShares 2032 Municipal Bond ETF, Invesco BulletShares 2033 Municipal Bond ETF and Invesco BulletShares 2034 Municipal Bond ETF. As of May 31, 2025, all of the securities in Invesco BulletShares 2032 Corporate Bond ETF and the BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,905,428,997	$-	$2,905,428,997
Money Market Funds	475,236,520	69,360,096	-	544,596,616

Total Investments	$475,236,520	$2,974,789,093	$-	$3,450,025,613

Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,167,097,502	$-	$4,167,097,502
Money Market Funds	13,705,525	260,662,694	-	274,368,219

Total Investments	$13,705,525	$4,427,760,196	$-	$4,441,465,721

Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,505,822,900	$-	$3,505,822,900
Money Market Funds	9,157,912	410,940,869	-	420,098,781

Total Investments	$9,157,912	$3,916,763,769	$-	$3,925,921,681

Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,558,268,021	$-	$2,558,268,021
Money Market Funds	12,324,853	454,068,065	-	466,392,918

Total Investments	$12,324,853	$3,012,336,086	$-	$3,024,660,939

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,026,671,721	$-	$2,026,671,721
Money Market Funds	6,158,717	271,127,630	-	277,286,347

Total Investments	$6,158,717	$2,297,799,351	$-	$2,303,958,068

Invesco BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,561,333,676	$-	$1,561,333,676
Money Market Funds	2,610,446	193,368,100	-	195,978,546

Total Investments	$2,610,446	$1,754,701,776	$-	$1,757,312,222

Invesco BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$972,152,180	$-	$972,152,180
Money Market Funds	166,029	13,772,463	-	13,938,492

Total Investments	$166,029	$985,924,643	$-	$986,090,672

Invesco BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$823,892,314	$-	$823,892,314
Money Market Funds	307,466	25,608,587	-	25,916,053

Total Investments	$307,466	$849,500,901	$-	$849,808,367

Invesco BulletShares 2033 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$555,288,342	$-	$555,288,342
Money Market Funds	329,714	27,628,712	-	27,958,426

Total Investments	$329,714	$582,917,054	$-	$583,246,768

Invesco BulletShares 2034 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$204,876,168	$-	$204,876,168
Money Market Funds	49,950	5,628,286	-	5,678,236

Total Investments	$49,950	$210,504,454	$-	$210,554,404

Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$418,094,790	$-	$418,094,790
U.S. Treasury Securities	-	199,266,292	-	199,266,292
Money Market Funds	313,255,268	45,956,622	-	359,211,890

Total Investments	$313,255,268	$663,317,704	$-	$976,572,972

Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$989,189,339	$-	$989,189,339
Money Market Funds	49,978,386	116,128,078	-	166,106,464

Total Investments	$49,978,386	$1,105,317,417	$-	$1,155,295,803

Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$469,706,974	$-	$469,706,974
Money Market Funds	7,097,481	105,049,610	-	112,147,091

Total Investments	$7,097,481	$574,756,584	$-	$581,854,065

Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$394,664,262	$425	$394,664,687
Money Market Funds	1,137,879	75,578,684	-	76,716,563

Total Investments	$1,137,879	$470,242,946	$425	$471,381,250

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$256,380,056	$-	$256,380,056
Money Market Funds	2,063,903	22,077,102	-	24,141,005

Total Investments	$2,063,903	$278,457,158	$-	$280,521,061

Invesco BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$122,721,861	$-	$122,721,861
Money Market Funds	1,085,892	14,553,226	-	15,639,118

Total Investments	$1,085,892	$137,275,087	$-	$138,360,979

Invesco BulletShares 2031 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$35,905,953	$-	$35,905,953
Money Market Funds	144,718	-	-	144,718

Total Investments	$144,718	$35,905,953	$-	$36,050,671

Invesco BulletShares 2032 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$17,152,515	$-	$17,152,515
Money Market Funds	58,558	983,347	-	1,041,905

Total Investments	$58,558	$18,135,862	$-	$18,194,420